Portfolio of investments (unaudited)
Real Estate Securities Fund June 30, 2022

TIAA-CREF Funds
SHARES COMPANY VALUE
COMMON STOCKS - 97.7%
DIVERSIFIED REITS - 1 .1%
3,600,000 * DigitalBridge Group, Inc $ 17,568,000
950,000 Washington REIT 20,244,500
TOTAL DIVERSIFIED REITS 37,812,500
HEALTH CARE REITS - 5 .6%
1,925,000 Healthpeak Properties Inc 49,876,750
1,150,000 Ventas, Inc 59,144,500
1,000,000 Welltower, Inc 82,350,000
TOTAL HEALTH CARE REITS 191,371,250
HOTEL & RESORT REITS - 1 .3%
1,900,000 Host Hotels and Resorts, Inc 29,792,000
1,200,000 Park Hotels & Resorts, Inc 16,284,000
TOTAL HOTEL & RESORT REITS 46,076,000
INDUSTRIAL REITS - 15 .7%
1,050,000 Duke Realty Corp 57,697,500
200,000 EastGroup Properties, Inc 30,866,000
200,000 Innovative Industrial Properties, Inc 21,974,000
2,200,000 Prologis, Inc 258,830,000
2,150,000 Rexford Industrial Realty, Inc 123,818,500
825,000 Terreno Realty Corp 45,977,250
TOTAL INDUSTRIAL REITS 539,163,250
INTERNET SERVICES & INFRASTRUCTURE - 0 .4%
1,350,000 * Cyxtera Technologies, Inc 15,309,000
TOTAL INTERNET SERVICES & INFRASTRUCTURE 15,309,000
OFFICE REITS - 6 .1%
500,000 Alexandria Real Estate Equities, Inc 72,515,000
600,000 Boston Properties, Inc 53,388,000
450,000 Kilroy Realty Corp 23,548,500
700,000 SL Green Realty Corp 32,305,000
1,000,000 Vornado Realty Trust 28,590,000
TOTAL OFFICE REITS 210,346,500
REAL ESTATE OPERATING COMPANIES - 0 .5%
1,800,000 Tricon Residential, Inc 18,252,000
TOTAL REAL ESTATE OPERATING COMPANIES 18,252,000
RESIDENTIAL REITS - 26 .2%
2,750,000 American Homes 4 Rent 97,460,000
825,000 AvalonBay Communities, Inc 160,256,250
200,000 Camden Property Trust 26,896,000
1,300,000 Equity Lifestyle Properties, Inc 91,611,000
1,950,000 Equity Residential 140,829,000
370,000 Essex Property Trust, Inc 96,758,700
1,250,000 Independence Realty Trust, Inc 25,912,500
6,800,000 Ingenia Communities Group 18,729,629
500,000 Invitation Homes, Inc 17,790,000
325,000 Mid-America Apartment Communities, Inc 56,767,750
300,000 NexPoint Residential Trust, Inc 18,753,000
800,000 Sun Communities, Inc 127,488,000
500,000 UDR, Inc 23,020,000
TOTAL RESIDENTIAL REITS 902,271,829
RETAIL REITS - 13 .9%
2,650,000 Brixmor Property Group, Inc 53,556,500
3,700,000 Kimco Realty Corp 73,149,000

Portfolio of investments (unaudited)
Real Estate Securities Fund June 30, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY VALUE
RETAIL REITS—continued
2,250,000 Kite Realty Group Trust $ 38,902,500
750,000 Realty Income Corp 51,195,000
850,000 Regency Centers Corp 50,413,500
1,750,000 Simon Property Group, Inc 166,110,000
1,700,000 SITE Centers Corp 22,899,000
600,000 Spirit Realty Capital, Inc 22,668,000
TOTAL RETAIL REITS 478,893,500
SPECIALIZED REITS - 26 .9%
875,000 American Tower Corp 223,641,250
600,000 Crown Castle International Corp 101,028,000
450,000 Digital Realty Trust, Inc 58,423,500
200,000 Equinix, Inc 131,404,000
325,000 Extra Space Storage, Inc 55,289,000
500,000 Life Storage, Inc 55,830,000
800,000 National Storage Affiliates Trust 40,056,000
425,000 Public Storage, Inc 132,884,750
100,000 SBA Communications Corp 32,005,000
1,000,000 VICI Properties, Inc 29,790,000
2,000,000 Weyerhaeuser Co 66,240,000
TOTAL SPECIALIZED REITS 926,591,500
TOTAL COMMON STOCKS 3,366,087,329
(Cost $2,616,455,498)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 20,000,000 Federal Home Loan Bank (FHLB) 0 .000% 07/15/22 19,989,117
TOTAL GOVERNMENT AGENCY DEBT 19,989,117
REPURCHASE AGREEMENT - 1 .4%
49,065,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 49,065,000
TOTAL REPURCHASE AGREEMENT 49,065,000
TOTAL SHORT-TERM INVESTMENTS 69,054,117
(Cost $69,055,667)
TOTAL INVESTMENTS - 99.7% 3,435,141,446
(Cost $2,685,511,165)
OTHER ASSETS & LIABILITIES, NET - 0.3% 10,154,604
NET ASSETS - 100.0% $ 3,445,296,050
REIT Real Estate Investment Trust
*
Non-income producing
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $49,065,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rates 0.250%–3.000% and maturity date 10/31/25, valued at $50,046,386.

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.5%
CORPORATE BONDS - 24.7%
AUTOMOBILES & COMPONENTS - 0 .1%
$ 100,000 Aptiv plc 4 .350% 03/15/29 $ 94,592
600,000 Aptiv plc 3 .250 03/01/32 509,754
100,000 Aptiv plc 4 .400 10/01/46 79,430
575,000 Aptiv plc 5 .400 03/15/49 521,631
1,500,000 Aptiv plc 3 .100 12/01/51 967,400
1,000,000 Aptiv plc 4 .150 05/01/52 755,707
200,000 BorgWarner, Inc 3 .375 03/15/25 195,805
1,650,000 BorgWarner, Inc 2 .650 07/01/27 1,498,844
200,000 BorgWarner, Inc 4 .375 03/15/45 163,684
125,000 General Motors Co 4 .875 10/02/23 126,198
500,000 General Motors Co 5 .400 10/02/23 507,469
500,000 General Motors Co 6 .125 10/01/25 516,869
500,000 e General Motors Co 4 .200 10/01/27 474,388
500,000 General Motors Co 6 .800 10/01/27 526,431
700,000 General Motors Co 5 .000 10/01/28 678,235
900,000 General Motors Co 6 .600 04/01/36 911,419
700,000 General Motors Co 5 .150 04/01/38 610,423
150,000 General Motors Co 6 .250 10/02/43 142,903
175,000 General Motors Co 5 .200 04/01/45 146,991
350,000 General Motors Co 6 .750 04/01/46 351,184
500,000 General Motors Co 5 .400 04/01/48 434,951
900,000 General Motors Co 5 .950 04/01/49 835,753
175,000 Harley-Davidson, Inc 3 .500 07/28/25 169,241
200,000 e Harley-Davidson, Inc 4 .625 07/28/45 153,826
2,000,000 Honda Motor Co Ltd 2 .534 03/10/27 1,871,214
326,000 Lear Corp 3 .800 09/15/27 307,963
400,000 Lear Corp 4 .250 05/15/29 367,387
500,000 Lear Corp 3 .500 05/30/30 436,182
600,000 Lear Corp 2 .600 01/15/32 468,052
550,000 e Lear Corp 5 .250 05/15/49 476,631
1,000,000 Lear Corp 3 .550 01/15/52 655,597
300,000 Magna International, Inc 3 .625 06/15/24 299,885
600,000 Magna International, Inc 4 .150 10/01/25 602,561
175,000 Magna International, Inc 2 .450 06/15/30 148,988
1,000,000 Toyota Motor Corp 1 .339 03/25/26 910,369
300,000 Toyota Motor Corp 3 .669 07/20/28 293,436
1,000,000 e Toyota Motor Corp 2 .362 03/25/31 877,474
TOTAL AUTOMOBILES & COMPONENTS 19,088,867
BANKS - 4 .1%
3,000,000 Asian Development Bank 2 .875 05/06/25 2,980,980
6,000,000 Asian Development Bank 1 .500 01/20/27 5,550,684
500,000 Asian Development Bank 3 .125 04/27/32 496,053
525,000 Australia & New Zealand Banking Group Ltd 3 .700 11/16/25 524,061
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 0 .875 09/18/23 964,578
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1 .125 09/18/25 904,616
1,000,000 Banco Santander S.A. 3 .892 05/24/24 994,761
800,000 Banco Santander S.A. 2 .706 06/27/24 776,309
600,000 Banco Santander S.A. 2 .746 05/28/25 568,135
400,000 Banco Santander S.A. 5 .179 11/19/25 399,811
1,600,000 Banco Santander S.A. 1 .849 03/25/26 1,437,958
600,000 Banco Santander S.A. 4 .250 04/11/27 578,754
1,200,000 Banco Santander S.A. 1 .722 09/14/27 1,041,573
675,000 Banco Santander S.A. 3 .800 02/23/28 631,418
1,000,000 Banco Santander S.A. 4 .175 03/24/28 954,180
1,800,000 Banco Santander S.A. 4 .379 04/12/28 1,740,798

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 600,000 Banco Santander S.A. 3 .306% 06/27/29 $ 544,804
400,000 Banco Santander S.A. 3 .490 05/28/30 353,832
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,588,474
1,000,000 Banco Santander S.A. 2 .958 03/25/31 837,694
2,000,000 Banco Santander S.A. 3 .225 11/22/32 1,581,805
10,300,000 Bank of America Corp 3 .458 03/15/25 10,151,400
3,550,000 Bank of America Corp 3 .950 04/21/25 3,501,376
2,000,000 Bank of America Corp 3 .841 04/25/25 1,989,841
3,000,000 Bank of America Corp 0 .981 09/25/25 2,775,573
3,000,000 Bank of America Corp 3 .093 10/01/25 2,902,938
725,000 Bank of America Corp 2 .456 10/22/25 690,565
4,000,000 Bank of America Corp 3 .366 01/23/26 3,873,967
3,000,000 Bank of America Corp 2 .015 02/13/26 2,811,691
5,000,000 Bank of America Corp 1 .319 06/19/26 4,545,200
4,500,000 Bank of America Corp 1 .197 10/24/26 4,026,640
5,000,000 Bank of America Corp 1 .658 03/11/27 4,481,145
7,800,000 Bank of America Corp 3 .559 04/23/27 7,466,641
4,500,000 Bank of America Corp 1 .734 07/22/27 4,000,032
2,000,000 Bank of America Corp 2 .551 02/04/28 1,818,937
3,000,000 e Bank of America Corp 4 .376 04/27/28 2,953,412
2,000,000 Bank of America Corp 3 .593 07/21/28 1,886,204
5,690,000 Bank of America Corp 3 .419 12/20/28 5,298,858
1,250,000 Bank of America Corp 3 .970 03/05/29 1,191,930
3,000,000 Bank of America Corp 2 .087 06/14/29 2,569,144
1,400,000 Bank of America Corp 4 .271 07/23/29 1,345,138
3,075,000 Bank of America Corp 3 .974 02/07/30 2,904,593
1,675,000 Bank of America Corp 3 .194 07/23/30 1,501,561
1,050,000 Bank of America Corp 2 .884 10/22/30 916,919
4,000,000 Bank of America Corp 2 .496 02/13/31 3,380,492
1,750,000 Bank of America Corp 2 .592 04/29/31 1,484,250
3,000,000 Bank of America Corp 1 .898 07/23/31 2,397,633
3,000,000 Bank of America Corp 1 .922 10/24/31 2,396,366
3,000,000 Bank of America Corp 2 .651 03/11/32 2,521,080
4,000,000 Bank of America Corp 2 .687 04/22/32 3,358,071
5,000,000 Bank of America Corp 2 .299 07/21/32 4,040,482
3,000,000 Bank of America Corp 2 .572 10/20/32 2,474,436
2,000,000 Bank of America Corp 2 .972 02/04/33 1,703,847
3,000,000 Bank of America Corp 4 .571 04/27/33 2,919,633
4,000,000 Bank of America Corp 2 .482 09/21/36 3,102,372
1,500,000 Bank of America Corp 6 .110 01/29/37 1,613,530
3,000,000 Bank of America Corp 3 .846 03/08/37 2,593,047
4,500,000 Bank of America Corp 4 .078 04/23/40 3,956,626
6,000,000 Bank of America Corp 2 .676 06/19/41 4,317,113
4,000,000 Bank of America Corp 3 .311 04/22/42 3,136,433
1,500,000 Bank of America Corp 5 .000 01/21/44 1,473,365
2,800,000 Bank of America Corp 4 .443 01/20/48 2,559,582
3,000,000 Bank of America Corp 3 .946 01/23/49 2,548,743
1,000,000 Bank of America Corp 2 .831 10/24/51 684,784
1,950,000 Bank of America Corp 3 .483 03/13/52 1,524,900
2,000,000 Bank of America Corp 2 .972 07/21/52 1,419,948
2,000,000 Bank of Montreal 0 .450 12/08/23 1,920,923
1,425,000 Bank of Montreal 3 .300 02/05/24 1,421,972
1,000,000 Bank of Montreal 2 .500 06/28/24 975,502
2,000,000 Bank of Montreal 0 .625 07/09/24 1,881,236
750,000 Bank of Montreal 1 .850 05/01/25 709,479
1,500,000 Bank of Montreal 1 .250 09/15/26 1,328,783
1,000,000 Bank of Montreal 0 .949 01/22/27 889,876
750,000 Bank of Montreal 4 .338 10/05/28 749,089
425,000 Bank of Montreal 3 .803 12/15/32 393,926
2,000,000 Bank of New York Mellon Corp 3 .350 04/25/25 1,977,108

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Bank of New York Mellon Corp 2 .050% 01/26/27 $ 918,800
1,000,000 Bank of New York Mellon Corp 3 .992 06/13/28 988,300
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 489,116
750,000 Bank of Nova Scotia 2 .200 02/03/25 717,684
2,000,000 Bank of Nova Scotia 1 .300 06/11/25 1,855,580
1,550,000 Bank of Nova Scotia 4 .500 12/16/25 1,548,238
2,000,000 Bank of Nova Scotia 1 .050 03/02/26 1,790,259
2,000,000 Bank of Nova Scotia 1 .350 06/24/26 1,788,756
1,000,000 Bank of Nova Scotia 2 .700 08/03/26 941,328
3,000,000 Bank of Nova Scotia 1 .300 09/15/26 2,663,938
525,000 Barclays plc 4 .338 05/16/24 524,720
200,000 Barclays plc 4 .375 09/11/24 199,003
2,000,000 Barclays plc 1 .007 12/10/24 1,898,169
1,425,000 Barclays plc 3 .650 03/16/25 1,392,287
2,750,000 Barclays plc 3 .932 05/07/25 2,705,208
975,000 Barclays plc 4 .375 01/12/26 965,991
2,000,000 Barclays plc 2 .852 05/07/26 1,888,592
800,000 Barclays plc 5 .200 05/12/26 796,149
2,000,000 Barclays plc 2 .279 11/24/27 1,773,025
700,000 Barclays plc 4 .337 01/10/28 668,935
1,975,000 Barclays plc 4 .836 05/09/28 1,899,957
1,500,000 Barclays plc 4 .972 05/16/29 1,474,194
1,000,000 Barclays plc 5 .088 06/20/30 943,897
2,000,000 Barclays plc 2 .645 06/24/31 1,655,301
1,500,000 Barclays plc 2 .667 03/10/32 1,209,273
2,000,000 Barclays plc 2 .894 11/24/32 1,607,564
1,750,000 Barclays plc 3 .564 09/23/35 1,442,784
1,000,000 Barclays plc 3 .811 03/10/42 758,137
1,125,000 Barclays plc 3 .330 11/24/42 836,130
775,000 Barclays plc 5 .250 08/17/45 749,445
575,000 Barclays plc 4 .950 01/10/47 541,436
500,000 BBVA USA 3 .875 04/10/25 495,769
675,000 BNP Paribas S.A. 3 .250 03/03/23 675,952
500,000 Canadian Imperial Bank of Commerce 3 .500 09/13/23 500,174
750,000 Canadian Imperial Bank of Commerce 3 .100 04/02/24 742,005
1,000,000 Canadian Imperial Bank of Commerce 2 .250 01/28/25 958,588
1,000,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 902,002
1,000,000 Canadian Imperial Bank of Commerce 1 .250 06/22/26 887,895
4,600,000 Citigroup, Inc 3 .500 05/15/23 4,597,701
1,500,000 Citigroup, Inc 4 .044 06/01/24 1,495,952
500,000 Citigroup, Inc 4 .000 08/05/24 498,552
1,250,000 Citigroup, Inc 0 .776 10/30/24 1,191,620
7,500,000 Citigroup, Inc 3 .352 04/24/25 7,345,870
2,000,000 Citigroup, Inc 0 .981 05/01/25 1,873,658
1,000,000 Citigroup, Inc 3 .700 01/12/26 979,894
750,000 Citigroup, Inc 4 .600 03/09/26 750,948
3,000,000 Citigroup, Inc 3 .106 04/08/26 2,879,866
1,100,000 Citigroup, Inc 4 .300 11/20/26 1,084,155
4,000,000 Citigroup, Inc 1 .122 01/28/27 3,531,896
5,000,000 Citigroup, Inc 1 .462 06/09/27 4,420,456
1,500,000 Citigroup, Inc 4 .450 09/29/27 1,468,997
5,000,000 Citigroup, Inc 3 .070 02/24/28 4,638,455
3,000,000 Citigroup, Inc 4 .658 05/24/28 2,976,893
1,000,000 Citigroup, Inc 3 .668 07/24/28 944,058
2,025,000 Citigroup, Inc 4 .125 07/25/28 1,942,407
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,802,003
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,636,709
5,000,000 Citigroup, Inc 2 .666 01/29/31 4,245,474
2,200,000 Citigroup, Inc 4 .412 03/31/31 2,101,152
6,000,000 Citigroup, Inc 2 .572 06/03/31 5,043,532

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 5,000,000 Citigroup, Inc 2 .561% 05/01/32 $ 4,116,811
175,000 Citigroup, Inc 6 .625 06/15/32 191,370
875,000 Citigroup, Inc 2 .520 11/03/32 709,934
4,000,000 Citigroup, Inc 3 .057 01/25/33 3,390,618
1,000,000 Citigroup, Inc 3 .785 03/17/33 900,993
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,751,438
750,000 Citigroup, Inc 3 .878 01/24/39 648,318
325,000 Citigroup, Inc 8 .125 07/15/39 422,781
350,000 Citigroup, Inc 5 .875 01/30/42 371,771
2,000,000 Citigroup, Inc 2 .904 11/03/42 1,449,546
400,000 Citigroup, Inc 6 .675 09/13/43 448,642
125,000 Citigroup, Inc 5 .300 05/06/44 119,720
675,000 Citigroup, Inc 4 .650 07/30/45 617,143
3,075,000 Citigroup, Inc 4 .750 05/18/46 2,745,473
5,075,000 Citigroup, Inc 4 .650 07/23/48 4,724,215
500,000 Citizens Bank NA 3 .700 03/29/23 500,653
350,000 Citizens Bank NA 2 .250 04/28/25 333,365
250,000 Citizens Bank NA 3 .750 02/18/26 245,493
500,000 Citizens Financial Group, Inc 2 .850 07/27/26 469,167
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 168,652
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 399,313
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 677,985
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 493,473
500,000 Comerica Bank 2 .500 07/23/24 485,671
200,000 Comerica Bank 4 .000 07/27/25 197,478
625,000 Comerica, Inc 3 .700 07/31/23 624,586
550,000 Comerica, Inc 4 .000 02/01/29 533,375
2,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 1,902,026
2,050,000 Cooperatieve Rabobank UA 3 .375 05/21/25 2,017,205
600,000 Cooperatieve Rabobank UA 4 .375 08/04/25 594,964
2,700,000 Cooperatieve Rabobank UA 3 .750 07/21/26 2,574,463
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 593,537
400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 418,048
1,600,000 Cooperatieve Rabobank UA 5 .250 08/04/45 1,571,399
1,300,000 Discover Bank 3 .350 02/06/23 1,300,047
1,350,000 Discover Bank 4 .200 08/08/23 1,354,656
1,000,000 Discover Bank 2 .450 09/12/24 961,715
200,000 Discover Bank 4 .250 03/13/26 195,225
1,125,000 Discover Bank 3 .450 07/27/26 1,062,853
300,000 Discover Bank 4 .682 08/09/28 291,645
350,000 Discover Bank 4 .650 09/13/28 336,814
325,000 Discover Bank 2 .700 02/06/30 271,402
450,000 Fifth Third Bancorp 4 .300 01/16/24 451,990
675,000 Fifth Third Bancorp 3 .650 01/25/24 672,143
300,000 Fifth Third Bancorp 2 .550 05/05/27 274,931
1,000,000 Fifth Third Bancorp 1 .707 11/01/27 887,157
500,000 Fifth Third Bancorp 3 .950 03/14/28 486,039
1,000,000 Fifth Third Bancorp 4 .055 04/25/28 974,991
140,000 Fifth Third Bancorp 8 .250 03/01/38 179,481
300,000 Fifth Third Bank 3 .950 07/28/25 300,470
2,400,000 Fifth Third Bank 3 .850 03/15/26 2,354,762
1,000,000 Fifth Third Bank 2 .250 02/01/27 921,465
500,000 First Citizens BancShares, Inc 3 .375 03/15/30 478,440
500,000 First Horizon Bank 5 .750 05/01/30 513,228
500,000 First Horizon National Corp 3 .550 05/26/23 498,072
500,000 First Horizon National Corp 4 .000 05/26/25 491,664
500,000 First Republic Bank 1 .912 02/12/24 494,177
175,000 First Republic Bank 4 .375 08/01/46 155,654
550,000 FNB Corp 2 .200 02/24/23 543,826
33,000 HSBC Bank USA NA 7 .000 01/15/39 38,601

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,625,000 HSBC Holdings plc 4 .250% 03/14/24 $ 2,612,512
2,325,000 HSBC Holdings plc 3 .950 05/18/24 2,314,378
850,000 HSBC Holdings plc 0 .976 05/24/25 792,562
450,000 HSBC Holdings plc 4 .250 08/18/25 443,632
2,000,000 HSBC Holdings plc 2 .633 11/07/25 1,907,052
1,875,000 HSBC Holdings plc 4 .300 03/08/26 1,855,540
825,000 HSBC Holdings plc 1 .645 04/18/26 755,774
2,475,000 HSBC Holdings plc 3 .900 05/25/26 2,418,938
1,500,000 HSBC Holdings plc 2 .099 06/04/26 1,385,492
1,100,000 HSBC Holdings plc 4 .292 09/12/26 1,074,689
450,000 HSBC Holdings plc 4 .375 11/23/26 439,862
4,000,000 HSBC Holdings plc 1 .589 05/24/27 3,512,742
3,000,000 HSBC Holdings plc 2 .251 11/22/27 2,672,900
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,727,306
1,500,000 HSBC Holdings plc 4 .755 06/09/28 1,458,171
5,000,000 HSBC Holdings plc 2 .013 09/22/28 4,276,681
2,775,000 HSBC Holdings plc 4 .583 06/19/29 2,674,883
1,600,000 HSBC Holdings plc 2 .206 08/17/29 1,343,877
4,000,000 HSBC Holdings plc 3 .973 05/22/30 3,674,278
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,534,803
750,000 HSBC Holdings plc 2 .357 08/18/31 607,917
3,350,000 HSBC Holdings plc 2 .804 05/24/32 2,750,949
3,500,000 HSBC Holdings plc 2 .871 11/22/32 2,864,058
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,383,551
300,000 HSBC Holdings plc 6 .500 05/02/36 319,210
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,880,735
200,000 HSBC Holdings plc 6 .800 06/01/38 215,815
550,000 HSBC Holdings plc 6 .100 01/14/42 604,147
1,175,000 HSBC Holdings plc 5 .250 03/14/44 1,086,033
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,241,957
1,000,000 Huntington Bancshares, Inc 2 .625 08/06/24 971,056
500,000 Huntington Bancshares, Inc 4 .000 05/15/25 497,478
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 855,307
500,000 Huntington Bancshares, Inc 5 .023 05/17/33 498,350
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 391,332
1,000,000 Huntington National Bank 4 .552 05/17/28 993,024
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,700,431
1,200,000 ING Groep NV 4 .100 10/02/23 1,203,197
575,000 ING Groep NV 3 .550 04/09/24 569,821
1,250,000 ING Groep NV 3 .950 03/29/27 1,204,540
1,500,000 ING Groep NV 1 .726 04/01/27 1,339,249
500,000 ING Groep NV 4 .550 10/02/28 486,741
1,325,000 ING Groep NV 4 .050 04/09/29 1,246,345
475,000 ING Groep NV 2 .727 04/01/32 395,297
5,000,000 Inter-American Development Bank 1 .500 01/13/27 4,653,025
500,000 JPMorgan Chase & Co 3 .375 05/01/23 500,014
475,000 JPMorgan Chase & Co 3 .875 02/01/24 477,940
1,525,000 JPMorgan Chase & Co 3 .625 05/13/24 1,527,422
1,575,000 JPMorgan Chase & Co 3 .797 07/23/24 1,569,136
2,675,000 JPMorgan Chase & Co 3 .875 09/10/24 2,669,746
975,000 JPMorgan Chase & Co 4 .023 12/05/24 971,657
625,000 JPMorgan Chase & Co 3 .125 01/23/25 615,837
1,200,000 JPMorgan Chase & Co 3 .220 03/01/25 1,178,410
2,125,000 JPMorgan Chase & Co 3 .900 07/15/25 2,128,358
2,000,000 JPMorgan Chase & Co 2 .301 10/15/25 1,904,408
2,500,000 JPMorgan Chase & Co 2 .595 02/24/26 2,376,100
2,000,000 JPMorgan Chase & Co 2 .005 03/13/26 1,872,886
3,125,000 JPMorgan Chase & Co 3 .300 04/01/26 3,033,997
2,000,000 JPMorgan Chase & Co 2 .083 04/22/26 1,870,146
4,000,000 JPMorgan Chase & Co 4 .080 04/26/26 3,950,108

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,450,000 JPMorgan Chase & Co 3 .200% 06/15/26 $ 1,398,960
1,000,000 JPMorgan Chase & Co 2 .950 10/01/26 951,541
4,000,000 JPMorgan Chase & Co 1 .045 11/19/26 3,555,797
1,350,000 JPMorgan Chase & Co 4 .125 12/15/26 1,337,872
2,450,000 JPMorgan Chase & Co 3 .960 01/29/27 2,390,343
4,000,000 JPMorgan Chase & Co 1 .040 02/04/27 3,537,693
5,200,000 JPMorgan Chase & Co 1 .578 04/22/27 4,627,566
3,000,000 JPMorgan Chase & Co 1 .470 09/22/27 2,631,183
250,000 JPMorgan Chase & Co 4 .250 10/01/27 247,657
325,000 JPMorgan Chase & Co 3 .625 12/01/27 312,002
1,375,000 JPMorgan Chase & Co 3 .782 02/01/28 1,320,366
1,000,000 JPMorgan Chase & Co 2 .947 02/24/28 926,491
4,000,000 JPMorgan Chase & Co 4 .323 04/26/28 3,934,104
425,000 JPMorgan Chase & Co 3 .540 05/01/28 402,944
6,000,000 JPMorgan Chase & Co 2 .182 06/01/28 5,334,412
3,000,000 JPMorgan Chase & Co 2 .069 06/01/29 2,580,079
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 1,977,194
1,750,000 JPMorgan Chase & Co 4 .452 12/05/29 1,704,336
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 4,185,990
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,472,630
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,703,437
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,230,322
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 3,953,787
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 1,798,366
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,524,212
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,492,518
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 5,150,165
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 1,964,483
958,000 JPMorgan Chase & Co 5 .500 10/15/40 985,944
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,550,393
4,500,000 JPMorgan Chase & Co 2 .525 11/19/41 3,219,515
3,000,000 JPMorgan Chase & Co 3 .157 04/22/42 2,330,759
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 1,038,004
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,717,772
2,050,000 JPMorgan Chase & Co 4 .260 02/22/48 1,827,976
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 856,862
4,500,000 JPMorgan Chase & Co 3 .964 11/15/48 3,812,838
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,476,860
2,000,000 JPMorgan Chase & Co 3 .109 04/22/51 1,465,829
3,000,000 JPMorgan Chase & Co 3 .328 04/22/52 2,280,566
750,000 JPMorgan Chase & Co 6 .000 N/A‡ 703,103
1,000,000 KeyBank NA 3 .180 07/18/22 995,615
1,000,000 KeyBank NA 0 .433 06/14/24 970,023
750,000 KeyBank NA 3 .300 06/01/25 738,017
300,000 KeyBank NA 3 .400 05/20/26 287,583
250,000 KeyBank NA 3 .900 04/13/29 235,089
200,000 KeyCorp 4 .150 10/29/25 199,528
850,000 KeyCorp 2 .250 04/06/27 765,253
500,000 KeyCorp 4 .100 04/30/28 482,005
1,000,000 KeyCorp 2 .550 10/01/29 867,563
300,000 KeyCorp 4 .789 06/01/33 295,982
1,800,000 Lloyds Banking Group plc 3 .900 03/12/24 1,789,159
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,743,219
1,375,000 Lloyds Banking Group plc 4 .450 05/08/25 1,376,198
325,000 Lloyds Banking Group plc 4 .582 12/10/25 318,654
1,000,000 Lloyds Banking Group plc 2 .438 02/05/26 946,250
225,000 Lloyds Banking Group plc 4 .650 03/24/26 220,441
500,000 Lloyds Banking Group plc 3 .750 01/11/27 482,699
2,000,000 Lloyds Banking Group plc 1 .627 05/11/27 1,777,412
2,700,000 Lloyds Banking Group plc 4 .375 03/22/28 2,623,471

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 700,000 Lloyds Banking Group plc 4 .550% 08/16/28 $ 684,004
1,825,000 Lloyds Banking Group plc 3 .574 11/07/28 1,707,597
1,550,000 Lloyds Banking Group plc 4 .344 01/09/48 1,266,407
300,000 M&T Bank Corp 3 .550 07/26/23 299,233
1,100,000 Manufacturers & Traders Trust Co 2 .900 02/06/25 1,075,022
1,175,000 Mitsubishi UFJ Financial Group, Inc 3 .761 07/26/23 1,173,931
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .801 07/18/24 974,086
1,000,000 Mitsubishi UFJ Financial Group, Inc 0 .848 09/15/24 962,707
2,000,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,898,143
1,625,000 e Mitsubishi UFJ Financial Group, Inc 3 .777 03/02/25 1,612,873
2,500,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 2,295,379
3,000,000 Mitsubishi UFJ Financial Group, Inc 0 .953 07/19/25 2,799,384
750,000 Mitsubishi UFJ Financial Group, Inc 0 .962 10/11/25 694,716
207,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 202,730
225,000 Mitsubishi UFJ Financial Group, Inc 2 .757 09/13/26 210,491
650,000 Mitsubishi UFJ Financial Group, Inc 3 .677 02/22/27 628,071
2,000,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 1,766,411
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 663,822
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 661,063
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 901,354
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 964,267
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 973,989
300,000 Mitsubishi UFJ Financial Group, Inc 4 .050 09/11/28 290,602
1,250,000 Mitsubishi UFJ Financial Group, Inc 3 .741 03/07/29 1,184,795
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .195 07/18/29 902,163
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,285,106
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 1,019,291
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,383,869
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 411,500
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 846,402
1,000,000 e Mitsubishi UFJ Financial Group, Inc 4 .315 04/19/33 959,340
300,000 Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 278,768
500,000 Mitsubishi UFJ Financial Group, Inc 4 .153 03/07/39 456,649
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,235,337
700,000 Mizuho Financial Group, Inc 3 .549 03/05/23 702,111
1,750,000 Mizuho Financial Group, Inc 1 .241 07/10/24 1,701,234
500,000 Mizuho Financial Group, Inc 2 .555 09/13/25 479,003
500,000 Mizuho Financial Group, Inc 2 .226 05/25/26 467,312
200,000 Mizuho Financial Group, Inc 3 .663 02/28/27 191,442
1,000,000 Mizuho Financial Group, Inc 1 .234 05/22/27 873,539
1,000,000 Mizuho Financial Group, Inc 1 .554 07/09/27 879,580
600,000 Mizuho Financial Group, Inc 3 .170 09/11/27 559,706
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 694,409
625,000 Mizuho Financial Group, Inc 4 .254 09/11/29 599,940
1,000,000 Mizuho Financial Group, Inc 3 .261 05/22/30 896,446
1,000,000 Mizuho Financial Group, Inc 3 .153 07/16/30 887,226
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 434,225
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 418,514
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 811,369
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 791,435
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 558,555
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 792,042
1,000,000 Mizuho Financial Group, Inc 2 .260 07/09/32 798,339
625,000 National Australia Bank Ltd 3 .000 01/20/23 625,523
500,000 National Australia Bank Ltd 2 .875 04/12/23 498,751
300,000 National Australia Bank Ltd 3 .375 01/14/26 294,011
750,000 National Australia Bank Ltd 2 .500 07/12/26 706,757
1,000,000 National Australia Bank Ltd 3 .905 06/09/27 988,448
1,000,000 National Bank of Canada 0 .750 08/06/24 932,431
1,150,000 National Bank of Canada 0 .550 11/15/24 1,096,361

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 800,000 Natwest Group plc 1 .642% 06/14/27 $ 701,398
800,000 Natwest Group plc 3 .032 11/28/35 638,631
1,275,000 NatWest Group plc 3 .875 09/12/23 1,270,797
1,100,000 NatWest Group plc 2 .359 05/22/24 1,080,276
700,000 NatWest Group plc 5 .516 09/30/28 704,986
725,000 Northern Trust Corp 4 .000 05/10/27 729,364
300,000 People's United Bank NA 4 .000 07/15/24 298,340
100,000 People's United Financial, Inc 3 .650 12/06/22 100,118
250,000 PNC Bank NA 3 .800 07/25/23 250,679
600,000 PNC Bank NA 2 .950 02/23/25 584,606
550,000 PNC Bank NA 3 .250 06/01/25 541,400
500,000 PNC Bank NA 3 .100 10/25/27 474,539
500,000 PNC Bank NA 3 .250 01/22/28 476,502
903,000 PNC Bank NA 4 .050 07/26/28 873,887
475,000 PNC Bank NA 2 .700 10/22/29 413,916
500,000 PNC Financial Services Group, Inc 3 .500 01/23/24 500,070
300,000 PNC Financial Services Group, Inc 3 .900 04/29/24 300,728
500,000 PNC Financial Services Group, Inc 2 .200 11/01/24 484,254
1,500,000 PNC Financial Services Group, Inc 2 .600 07/23/26 1,419,973
3,000,000 PNC Financial Services Group, Inc 1 .150 08/13/26 2,680,464
300,000 PNC Financial Services Group, Inc 3 .150 05/19/27 285,902
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,469,672
2,000,000 PNC Financial Services Group, Inc 2 .550 01/22/30 1,739,457
1,500,000 PNC Financial Services Group, Inc 2 .307 04/23/32 1,253,248
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 724,326
300,000 Regions Bank 6 .450 06/26/37 333,459
225,000 Regions Financial Corp 2 .250 05/18/25 214,653
1,000,000 Regions Financial Corp 1 .800 08/12/28 851,205
500,000 Royal Bank of Canada 1 .600 04/17/23 494,414
850,000 Royal Bank of Canada 3 .700 10/05/23 854,809
1,000,000 Royal Bank of Canada 0 .425 01/19/24 957,889
1,000,000 Royal Bank of Canada 2 .550 07/16/24 976,412
750,000 Royal Bank of Canada 2 .250 11/01/24 723,900
2,000,000 Royal Bank of Canada 1 .150 06/10/25 1,850,331
1,000,000 Royal Bank of Canada 0 .875 01/20/26 895,254
1,000,000 Royal Bank of Canada 4 .650 01/27/26 1,008,272
2,000,000 Royal Bank of Canada 1 .200 04/27/26 1,796,694
2,000,000 Royal Bank of Canada 1 .150 07/14/26 1,784,863
1,500,000 Royal Bank of Canada 1 .400 11/02/26 1,331,342
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,333,859
700,000 Royal Bank of Scotland Group plc 4 .519 06/25/24 698,202
750,000 Royal Bank of Scotland Group plc 4 .269 03/22/25 742,288
750,000 Royal Bank of Scotland Group plc 4 .800 04/05/26 747,132
300,000 Royal Bank of Scotland Group plc 3 .073 05/22/28 272,715
1,000,000 Royal Bank of Scotland Group plc 4 .892 05/18/29 969,102
750,000 Royal Bank of Scotland Group plc 3 .754 11/01/29 720,294
3,000,000 Royal Bank of Scotland Group plc 5 .076 01/27/30 2,936,185
1,500,000 Royal Bank of Scotland Group plc 4 .445 05/08/30 1,412,344
375,000 Santander Holdings USA, Inc 3 .500 06/07/24 368,475
1,000,000 Santander Holdings USA, Inc 3 .450 06/02/25 961,610
775,000 Santander Holdings USA, Inc 4 .500 07/17/25 767,359
1,850,000 Santander Holdings USA, Inc 3 .244 10/05/26 1,734,887
650,000 Santander Holdings USA, Inc 4 .400 07/13/27 624,881
2,000,000 Santander Holdings USA, Inc 2 .490 01/06/28 1,765,182
775,000 Santander UK Group Holdings plc 3 .373 01/05/24 771,391
725,000 Santander UK Group Holdings plc 4 .796 11/15/24 725,022
1,000,000 Santander UK Group Holdings plc 1 .532 08/21/26 895,632
1,000,000 Santander UK Group Holdings plc 1 .673 06/14/27 872,867
500,000 Santander UK Group Holdings plc 3 .823 11/03/28 464,136
1,500,000 Santander UK Group Holdings plc 2 .896 03/15/32 1,244,248

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 State Street Corp 2 .203% 02/07/28 $ 915,765
1,000,000 State Street Corp 2 .623 02/07/33 852,775
200,000 State Street Corp 4 .421 05/13/33 197,123
800,000 Sumitomo Mitsui Banking Corp 3 .000 01/18/23 799,939
300,000 Sumitomo Mitsui Banking Corp 3 .950 01/10/24 300,785
500,000 Sumitomo Mitsui Banking Corp 3 .400 07/11/24 494,093
250,000 Sumitomo Mitsui Banking Corp 3 .650 07/23/25 246,262
900,000 Sumitomo Mitsui Financial Group, Inc 3 .748 07/19/23 903,607
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 952,239
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 963,062
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 889,652
1,300,000 Sumitomo Mitsui Financial Group, Inc 3 .784 03/09/26 1,274,347
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 882,791
700,000 Sumitomo Mitsui Financial Group, Inc 3 .010 10/19/26 660,285
725,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 693,901
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 904,336
775,000 Sumitomo Mitsui Financial Group, Inc 3 .364 07/12/27 736,082
500,000 Sumitomo Mitsui Financial Group, Inc 3 .352 10/18/27 473,229
675,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 640,871
750,000 Sumitomo Mitsui Financial Group, Inc 3 .944 07/19/28 720,204
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,271,475
500,000 Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 486,714
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .472 01/14/29 1,306,322
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .040 07/16/29 1,335,471
500,000 Sumitomo Mitsui Financial Group, Inc 3 .202 09/17/29 443,337
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 871,483
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,304,255
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,234,223
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .142 09/23/30 801,157
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 785,294
1,500,000 e Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,212,554
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .296 01/12/41 1,022,260
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 727,829
1,500,000 e Sumitomo Mitsui Financial Group, Inc 3 .050 01/14/42 1,147,827
1,000,000 SVB Financial Group 1 .800 10/28/26 893,143
500,000 SVB Financial Group 4 .345 04/29/28 487,504
750,000 SVB Financial Group 2 .100 05/15/28 641,050
300,000 SVB Financial Group 3 .125 06/05/30 258,083
875,000 SVB Financial Group 1 .800 02/02/31 674,214
500,000 SVB Financial Group 4 .570 04/29/33 469,231
889,000 Svenska Handelsbanken AB 3 .900 11/20/23 892,686
500,000 Toronto-Dominion Bank 3 .500 07/19/23 501,029
1,525,000 Toronto-Dominion Bank 3 .250 03/11/24 1,514,684
1,250,000 Toronto-Dominion Bank 2 .650 06/12/24 1,226,643
1,000,000 Toronto-Dominion Bank 1 .150 06/12/25 922,608
1,000,000 Toronto-Dominion Bank 0 .750 09/11/25 902,796
2,000,000 Toronto-Dominion Bank 0 .750 01/06/26 1,787,402
2,000,000 Toronto-Dominion Bank 1 .200 06/03/26 1,788,852
1,500,000 Toronto-Dominion Bank 1 .250 09/10/26 1,331,588
1,500,000 Toronto-Dominion Bank 2 .000 09/10/31 1,218,138
1,000,000 Toronto-Dominion Bank 3 .625 09/15/31 963,871
500,000 Truist Bank 3 .000 02/02/23 499,963
500,000 Truist Bank 3 .689 08/02/24 499,646
750,000 e Truist Bank 2 .150 12/06/24 721,415
1,000,000 Truist Bank 1 .500 03/10/25 943,890
500,000 Truist Bank 3 .625 09/16/25 489,514
200,000 Truist Bank 4 .050 11/03/25 201,318
375,000 Truist Bank 3 .300 05/15/26 361,446
500,000 Truist Bank 3 .800 10/30/26 488,576
750,000 Truist Bank 2 .636 09/17/29 713,210

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 475,000 Truist Bank 2 .250% 03/11/30 $ 397,722
1,000,000 Truist Financial Corp 2 .500 08/01/24 976,108
825,000 Truist Financial Corp 2 .850 10/26/24 808,716
900,000 Truist Financial Corp 4 .000 05/01/25 901,584
975,000 Truist Financial Corp 3 .700 06/05/25 969,989
750,000 Truist Financial Corp 1 .200 08/05/25 689,010
1,300,000 Truist Financial Corp 1 .267 03/02/27 1,164,377
1,000,000 Truist Financial Corp 1 .125 08/03/27 855,602
750,000 Truist Financial Corp 4 .123 06/06/28 738,665
500,000 Truist Financial Corp 3 .875 03/19/29 474,688
2,000,000 Truist Financial Corp 1 .887 06/07/29 1,719,027
750,000 Truist Financial Corp 1 .950 06/05/30 623,757
125,000 US Bancorp 3 .700 01/30/24 125,579
1,225,000 US Bancorp 3 .375 02/05/24 1,222,211
2,225,000 US Bancorp 3 .600 09/11/24 2,220,373
125,000 US Bancorp 3 .950 11/17/25 125,611
750,000 US Bancorp 3 .100 04/27/26 722,894
700,000 US Bancorp 2 .375 07/22/26 660,023
1,175,000 US Bancorp 3 .150 04/27/27 1,130,685
750,000 US Bancorp 3 .900 04/26/28 741,400
600,000 US Bancorp 3 .000 07/30/29 545,881
2,500,000 US Bancorp 1 .375 07/22/30 1,992,152
1,250,000 US Bank NA 3 .400 07/24/23 1,248,947
750,000 US Bank NA 2 .800 01/27/25 733,250
1,000,000 Valley National Bancorp 3 .000 06/15/31 917,678
125,000 Wachovia Corp 5 .500 08/01/35 127,186
200,000 Webster Financial Corp 4 .100 03/25/29 189,711
334,000 Wells Fargo & Co 4 .480 01/16/24 338,004
2,700,000 Wells Fargo & Co 3 .300 09/09/24 2,663,757
4,100,000 Wells Fargo & Co 3 .000 02/19/25 4,006,586
1,125,000 Wells Fargo & Co 3 .550 09/29/25 1,104,934
2,000,000 Wells Fargo & Co 2 .406 10/30/25 1,904,007
1,500,000 Wells Fargo & Co 2 .164 02/11/26 1,409,797
3,350,000 Wells Fargo & Co 3 .000 04/22/26 3,187,747
2,000,000 Wells Fargo & Co 3 .908 04/25/26 1,966,971
1,000,000 Wells Fargo & Co 2 .188 04/30/26 935,552
1,250,000 Wells Fargo & Co 4 .100 06/03/26 1,229,510
2,575,000 Wells Fargo & Co 3 .000 10/23/26 2,429,635
1,500,000 Wells Fargo & Co 3 .196 06/17/27 1,420,033
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,186,723
1,300,000 Wells Fargo & Co 3 .526 03/24/28 1,231,292
3,625,000 Wells Fargo & Co 3 .584 05/22/28 3,439,071
5,000,000 Wells Fargo & Co 2 .393 06/02/28 4,477,645
6,175,000 Wells Fargo & Co 4 .150 01/24/29 5,969,182
3,950,000 Wells Fargo & Co 2 .879 10/30/30 3,473,534
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,578,881
5,000,000 Wells Fargo & Co 4 .478 04/04/31 4,889,760
6,000,000 Wells Fargo & Co 3 .350 03/02/33 5,324,792
7,025,000 Wells Fargo & Co 3 .068 04/30/41 5,440,263
1,050,000 Wells Fargo & Co 5 .375 11/02/43 1,028,467
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,477,324
475,000 Wells Fargo & Co 4 .650 11/04/44 427,203
1,500,000 Wells Fargo & Co 3 .900 05/01/45 1,260,964
950,000 Wells Fargo & Co 4 .900 11/17/45 880,506
3,250,000 Wells Fargo & Co 4 .400 06/14/46 2,828,856
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,808,024
1,500,000 Wells Fargo & Co 5 .013 04/04/51 1,471,198
2,000,000 Wells Fargo & Co 4 .611 04/25/53 1,850,612
250,000 Wells Fargo Bank NA 6 .600 01/15/38 289,310
1,000,000 Western Alliance Bancorp 3 .000 06/15/31 907,256

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 300,000 Westpac Banking Corp 2 .750% 01/11/23 $ 299,481
750,000 Westpac Banking Corp 3 .300 02/26/24 748,667
2,000,000 Westpac Banking Corp 2 .350 02/19/25 1,929,483
1,000,000 Westpac Banking Corp 2 .850 05/13/26 958,094
2,000,000 Westpac Banking Corp 1 .150 06/03/26 1,792,959
675,000 Westpac Banking Corp 2 .700 08/19/26 640,933
850,000 Westpac Banking Corp 3 .350 03/08/27 822,605
1,500,000 e Westpac Banking Corp 4 .043 08/26/27 1,491,963
725,000 Westpac Banking Corp 3 .400 01/25/28 694,280
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,745,130
1,000,000 Westpac Banking Corp 2 .894 02/04/30 947,458
1,500,000 Westpac Banking Corp 2 .150 06/03/31 1,257,703
950,000 Westpac Banking Corp 4 .322 11/23/31 913,495
600,000 Westpac Banking Corp 4 .110 07/24/34 548,402
2,350,000 Westpac Banking Corp 2 .668 11/15/35 1,870,420
500,000 Westpac Banking Corp 3 .020 11/18/36 402,416
900,000 Westpac Banking Corp 4 .421 07/24/39 805,561
225,000 Westpac Banking Corp 2 .963 11/16/40 162,780
600,000 Westpac Banking Corp 3 .133 11/18/41 439,843
400,000 Zions Bancorp NA 3 .250 10/29/29 348,077
TOTAL BANKS 811,535,420
CAPITAL GOODS - 1 .3%
600,000 3M Co 3 .250 02/14/24 598,933
1,000,000 3M Co 2 .000 02/14/25 963,044
1,200,000 3M Co 3 .000 08/07/25 1,181,107
675,000 3M Co 2 .875 10/15/27 649,141
925,000 3M Co 3 .625 09/14/28 913,462
500,000 3M Co 3 .375 03/01/29 481,575
1,000,000 3M Co 2 .375 08/26/29 896,939
200,000 3M Co 3 .125 09/19/46 157,014
300,000 3M Co 3 .625 10/15/47 255,207
1,150,000 3M Co 4 .000 09/14/48 1,038,353
875,000 3M Co 3 .250 08/26/49 694,953
820,000 e 3M Co 3 .700 04/15/50 702,605
1,000,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 790,681
200,000 Air Lease Corp 2 .750 01/15/23 198,576
750,000 Air Lease Corp 3 .875 07/03/23 743,379
2,000,000 Air Lease Corp 0 .700 02/15/24 1,888,150
750,000 Air Lease Corp 2 .300 02/01/25 701,924
750,000 Air Lease Corp 3 .375 07/01/25 706,258
1,000,000 Air Lease Corp 2 .875 01/15/26 917,896
1,000,000 Air Lease Corp 3 .750 06/01/26 941,218
1,500,000 Air Lease Corp 1 .875 08/15/26 1,295,976
500,000 Air Lease Corp 3 .625 04/01/27 462,972
200,000 Air Lease Corp 3 .625 12/01/27 178,436
2,000,000 Air Lease Corp 2 .100 09/01/28 1,603,333
300,000 Air Lease Corp 4 .625 10/01/28 277,419
500,000 Air Lease Corp 3 .250 10/01/29 421,217
750,000 Air Lease Corp 3 .000 02/01/30 612,048
500,000 Air Lease Corp 3 .125 12/01/30 408,664
200,000 Aircastle Ltd 4 .400 09/25/23 197,409
1,000,000 Aircastle Ltd 4 .125 05/01/24 971,697
500,000 Aircastle Ltd 4 .250 06/15/26 462,560
500,000 Allegion plc 3 .500 10/01/29 442,220
1,000,000 Avnet, Inc 5 .500 06/01/32 981,185
750,000 Boeing Co 2 .800 03/01/23 745,683
2,100,000 Boeing Co 4 .508 05/01/23 2,104,948
1,500,000 Boeing Co 1 .950 02/01/24 1,451,551
2,000,000 Boeing Co 1 .433 02/04/24 1,910,459

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 300,000 Boeing Co 2 .800% 03/01/24 $ 294,027
5,700,000 Boeing Co 4 .875 05/01/25 5,678,959
400,000 e Boeing Co 2 .600 10/30/25 369,008
2,000,000 Boeing Co 2 .750 02/01/26 1,856,862
3,000,000 Boeing Co 2 .196 02/04/26 2,704,097
300,000 Boeing Co 3 .100 05/01/26 279,376
200,000 Boeing Co 2 .250 06/15/26 178,744
500,000 Boeing Co 2 .700 02/01/27 444,966
250,000 Boeing Co 2 .800 03/01/27 223,299
1,900,000 Boeing Co 5 .040 05/01/27 1,876,760
1,500,000 Boeing Co 3 .250 02/01/28 1,340,425
500,000 Boeing Co 3 .250 03/01/28 445,134
125,000 Boeing Co 3 .450 11/01/28 111,065
600,000 Boeing Co 3 .200 03/01/29 519,170
750,000 Boeing Co 2 .950 02/01/30 624,079
1,600,000 Boeing Co 5 .150 05/01/30 1,535,805
1,000,000 Boeing Co 3 .625 02/01/31 863,160
300,000 Boeing Co 3 .600 05/01/34 239,413
425,000 Boeing Co 3 .250 02/01/35 321,581
500,000 Boeing Co 3 .550 03/01/38 364,139
600,000 Boeing Co 3 .500 03/01/39 429,119
350,000 Boeing Co 5 .875 02/15/40 326,612
2,000,000 Boeing Co 5 .705 05/01/40 1,865,533
300,000 Boeing Co 3 .375 06/15/46 195,068
250,000 Boeing Co 3 .650 03/01/47 169,153
100,000 Boeing Co 3 .625 03/01/48 66,976
100,000 Boeing Co 3 .850 11/01/48 70,610
5,000,000 Boeing Co 5 .805 05/01/50 4,592,359
125,000 Boeing Co 3 .825 03/01/59 80,532
750,000 Boeing Co 3 .950 08/01/59 504,873
4,500,000 Boeing Co 5 .930 05/01/60 4,096,889
500,000 Brunswick Corp 4 .400 09/15/32 432,014
500,000 Brunswick Corp 5 .100 04/01/52 373,088
100,000 Carlisle Cos, Inc 3 .750 11/15/22 100,032
200,000 Carlisle Cos, Inc 3 .500 12/01/24 197,702
500,000 Carlisle Cos, Inc 3 .750 12/01/27 475,970
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 840,257
2,000,000 Carlisle Cos, Inc 2 .200 03/01/32 1,568,885
1,444,000 Carrier Global Corp 2 .493 02/15/27 1,313,678
1,100,000 Carrier Global Corp 2 .722 02/15/30 949,775
150,000 Carrier Global Corp 2 .700 02/15/31 126,909
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,567,839
900,000 Carrier Global Corp 3 .577 04/05/50 681,139
1,000,000 Caterpillar Financial Services Corp 2 .850 05/17/24 990,983
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 997,423
1,000,000 Caterpillar Financial Services Corp 1 .450 05/15/25 942,753
1,000,000 Caterpillar Financial Services Corp 0 .800 11/13/25 909,753
3,000,000 Caterpillar Financial Services Corp 0 .900 03/02/26 2,719,876
500,000 Caterpillar Financial Services Corp 2 .400 08/09/26 474,965
2,000,000 Caterpillar Financial Services Corp 1 .150 09/14/26 1,800,566
1,000,000 e Caterpillar Financial Services Corp 1 .700 01/08/27 915,501
1,000,000 e Caterpillar Financial Services Corp 1 .100 09/14/27 875,276
2,775,000 Caterpillar, Inc 3 .400 05/15/24 2,784,615
500,000 Caterpillar, Inc 2 .600 09/19/29 456,150
1,000,000 e Caterpillar, Inc 1 .900 03/12/31 853,246
225,000 Caterpillar, Inc 5 .200 05/27/41 241,028
2,363,000 Caterpillar, Inc 3 .803 08/15/42 2,151,637
300,000 Caterpillar, Inc 4 .300 05/15/44 290,455
750,000 Caterpillar, Inc 3 .250 09/19/49 616,357
750,000 e Caterpillar, Inc 3 .250 04/09/50 620,627

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 225,000 CNH Industrial Capital LLC 1 .950% 07/02/23 $ 219,899
300,000 CNH Industrial Capital LLC 4 .200 01/15/24 300,200
1,000,000 CNH Industrial Capital LLC 1 .875 01/15/26 906,384
1,000,000 CNH Industrial Capital LLC 1 .450 07/15/26 883,149
500,000 CNH Industrial NV 3 .850 11/15/27 470,774
200,000 Crane Co 4 .200 03/15/48 163,080
200,000 Cummins, Inc 3 .650 10/01/23 200,843
500,000 e Cummins, Inc 0 .750 09/01/25 455,481
1,000,000 Cummins, Inc 1 .500 09/01/30 810,469
200,000 Cummins, Inc 4 .875 10/01/43 199,952
750,000 Cummins, Inc 2 .600 09/01/50 512,544
218,000 Deere & Co 5 .375 10/16/29 235,004
500,000 Deere & Co 2 .875 09/07/49 392,901
1,000,000 e Deere & Co 3 .750 04/15/50 912,876
825,000 Dover Corp 3 .150 11/15/25 807,996
100,000 Dover Corp 2 .950 11/04/29 90,802
100,000 Dover Corp 5 .375 03/01/41 100,354
200,000 Eaton Corp 3 .103 09/15/27 190,892
150,000 Eaton Corp 4 .000 11/02/32 144,869
925,000 Eaton Corp 4 .150 11/02/42 830,107
200,000 Eaton Corp 3 .915 09/15/47 171,174
200,000 Emerson Electric Co 3 .150 06/01/25 197,962
1,000,000 Emerson Electric Co 0 .875 10/15/26 883,270
500,000 Emerson Electric Co 1 .800 10/15/27 447,666
500,000 Emerson Electric Co 2 .000 12/21/28 440,421
750,000 Emerson Electric Co 1 .950 10/15/30 632,519
500,000 Emerson Electric Co 2 .200 12/21/31 423,299
200,000 Emerson Electric Co 5 .250 11/15/39 210,352
500,000 Emerson Electric Co 2 .750 10/15/50 360,054
500,000 Emerson Electric Co 2 .800 12/21/51 364,583
500,000 Flowserve Corp 3 .500 10/01/30 429,413
1,000,000 Flowserve Corp 2 .800 01/15/32 787,619
875,000 Fortive Corp 3 .150 06/15/26 828,489
250,000 Fortive Corp 4 .300 06/15/46 218,044
600,000 Fortune Brands Home & Security, Inc 4 .000 09/21/23 601,960
200,000 Fortune Brands Home & Security, Inc 4 .000 06/15/25 197,301
1,000,000 Fortune Brands Home & Security, Inc 3 .250 09/15/29 865,328
200,000 GATX Corp 4 .350 02/15/24 200,445
500,000 GATX Corp 3 .250 09/15/26 477,792
200,000 GATX Corp 3 .500 03/15/28 186,998
200,000 GATX Corp 4 .550 11/07/28 196,740
425,000 GATX Corp 4 .700 04/01/29 418,786
500,000 GATX Corp 4 .000 06/30/30 461,158
1,000,000 GATX Corp 1 .900 06/01/31 780,440
225,000 GATX Corp 5 .200 03/15/44 210,733
1,000,000 GATX Corp 3 .100 06/01/51 663,571
300,000 General Dynamics Corp 1 .875 08/15/23 295,655
3,000,000 General Dynamics Corp 1 .150 06/01/26 2,722,827
750,000 General Dynamics Corp 3 .750 05/15/28 736,004
900,000 General Dynamics Corp 2 .250 06/01/31 782,866
2,000,000 General Dynamics Corp 2 .850 06/01/41 1,553,219
225,000 General Dynamics Corp 3 .600 11/15/42 193,731
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,874,953
594,000 General Electric Co 6 .750 03/15/32 664,520
500,000 Honeywell International, Inc 3 .350 12/01/23 501,615
2,300,000 Honeywell International, Inc 1 .350 06/01/25 2,164,785
1,700,000 Honeywell International, Inc 2 .500 11/01/26 1,621,576
2,000,000 Honeywell International, Inc 1 .100 03/01/27 1,777,388
950,000 Honeywell International, Inc 1 .950 06/01/30 815,714
782,000 Honeywell International, Inc 3 .812 11/21/47 715,583

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 575,000 e Honeywell International, Inc 2 .800% 06/01/50 $ 442,500
200,000 Hubbell, Inc 3 .350 03/01/26 194,869
500,000 Hubbell, Inc 3 .150 08/15/27 472,026
200,000 Hubbell, Inc 3 .500 02/15/28 191,768
1,000,000 Hubbell, Inc 2 .300 03/15/31 838,840
1,000,000 Huntington Ingalls Industries, Inc 0 .670 08/16/23 964,183
500,000 Huntington Ingalls Industries, Inc 3 .844 05/01/25 492,305
400,000 Huntington Ingalls Industries, Inc 3 .483 12/01/27 374,012
700,000 Huntington Ingalls Industries, Inc 2 .043 08/16/28 597,033
500,000 Huntington Ingalls Industries, Inc 4 .200 05/01/30 471,131
500,000 IDEX Corp 3 .000 05/01/30 436,466
1,000,000 IDEX Corp 2 .625 06/15/31 828,492
1,000,000 Illinois Tool Works, Inc 2 .650 11/15/26 956,344
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 201,835
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 888,548
300,000 Ingersoll-Rand Global Holding Co Ltd 4 .250 06/15/23 300,603
400,000 Ingersoll-Rand Global Holding Co Ltd 3 .750 08/21/28 377,662
200,000 Ingersoll-Rand Global Holding Co Ltd 5 .750 06/15/43 207,103
450,000 Ingersoll-Rand Global Holding Co Ltd 4 .300 02/21/48 388,733
600,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .550 11/01/24 591,081
100,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .500 03/21/26 97,210
1,000,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 936,435
300,000 Ingersoll-Rand Luxembourg Finance S.A. 4 .500 03/21/49 267,538
200,000 John Deere Capital Corp 3 .650 10/12/23 200,942
750,000 John Deere Capital Corp 3 .450 01/10/24 752,455
3,000,000 John Deere Capital Corp 0 .450 06/07/24 2,834,471
850,000 John Deere Capital Corp 2 .650 06/24/24 838,899
500,000 John Deere Capital Corp 2 .050 01/09/25 484,061
125,000 John Deere Capital Corp 3 .400 09/11/25 124,153
1,000,000 John Deere Capital Corp 0 .700 01/15/26 902,937
500,000 John Deere Capital Corp 2 .250 09/14/26 469,344
1,000,000 John Deere Capital Corp 1 .300 10/13/26 903,186
1,500,000 John Deere Capital Corp 1 .700 01/11/27 1,368,932
250,000 John Deere Capital Corp 1 .750 03/09/27 227,938
200,000 John Deere Capital Corp 2 .800 09/08/27 190,840
200,000 John Deere Capital Corp 3 .050 01/06/28 191,855
2,000,000 John Deere Capital Corp 1 .500 03/06/28 1,759,005
1,500,000 John Deere Capital Corp 3 .350 04/18/29 1,438,696
500,000 John Deere Capital Corp 2 .800 07/18/29 460,206
500,000 John Deere Capital Corp 2 .450 01/09/30 447,592
1,000,000 John Deere Capital Corp 1 .450 01/15/31 813,942
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,698,353
450,000 John Deere Capital Corp 3 .900 06/07/32 444,853
474,000 Johnson Controls International plc 3 .900 02/14/26 470,650
2,325,000 Johnson Controls International plc 1 .750 09/15/30 1,890,349
1,000,000 Johnson Controls International plc 2 .000 09/16/31 795,611
207,000 Johnson Controls International plc 6 .000 01/15/36 225,811
35,000 Johnson Controls International plc 5 .125 09/14/45 33,818
300,000 Johnson Controls International plc 4 .500 02/15/47 262,454
280,000 Johnson Controls International plc (Step Bond) 3 .625 07/02/24 277,834
325,000 Johnson Controls International plc (Step Bond) 4 .625 07/02/44 291,414
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 63,818
200,000 Kennametal, Inc 4 .625 06/15/28 196,308
1,000,000 Kennametal, Inc 2 .800 03/01/31 809,389
850,000 KLA Corp 4 .650 07/15/32 867,119
1,000,000 KLA Corp 4 .950 07/15/52 1,005,880
500,000 KLA Corp 5 .250 07/15/62 515,403
125,000 KLA-Tencor Corp 4 .650 11/01/24 126,785
300,000 KLA-Tencor Corp 4 .100 03/15/29 296,359
500,000 KLA-Tencor Corp 5 .000 03/15/49 507,263

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 52,000 L3Harris Technologies, Inc 3 .950% 05/28/24 $ 52,235
600,000 L3Harris Technologies, Inc 3 .850 12/15/26 587,920
1,275,000 L3Harris Technologies, Inc 4 .400 06/15/28 1,252,191
625,000 L3Harris Technologies, Inc 4 .400 06/15/28 613,819
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 155,101
1,000,000 L3Harris Technologies, Inc 1 .800 01/15/31 798,028
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 295,071
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 583,135
100,000 Legrand France S.A. 8 .500 02/15/25 110,596
100,000 Lennox International, Inc 3 .000 11/15/23 98,935
100,000 Lennox International, Inc 1 .350 08/01/25 91,613
100,000 Lennox International, Inc 1 .700 08/01/27 87,393
1,100,000 Lockheed Martin Corp 3 .550 01/15/26 1,101,991
150,000 Lockheed Martin Corp 1 .850 06/15/30 128,012
625,000 Lockheed Martin Corp 3 .900 06/15/32 616,749
300,000 Lockheed Martin Corp 3 .600 03/01/35 277,527
500,000 Lockheed Martin Corp 4 .500 05/15/36 496,753
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,701,845
275,000 Lockheed Martin Corp 3 .800 03/01/45 242,891
200,000 Lockheed Martin Corp 4 .700 05/15/46 201,893
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 855,777
1,894,000 Lockheed Martin Corp 4 .090 09/15/52 1,763,287
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 932,753
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 938,595
200,000 Masco Corp 3 .500 11/15/27 190,241
200,000 Masco Corp 1 .500 02/15/28 167,801
500,000 Masco Corp 2 .000 10/01/30 395,040
550,000 Masco Corp 2 .000 02/15/31 432,145
700,000 Masco Corp 4 .500 05/15/47 595,258
1,000,000 Masco Corp 3 .125 02/15/51 686,905
400,000 Northrop Grumman Corp 3 .250 08/01/23 400,092
300,000 Northrop Grumman Corp 3 .200 02/01/27 288,161
5,275,000 Northrop Grumman Corp 3 .250 01/15/28 5,014,002
425,000 Northrop Grumman Corp 4 .400 05/01/30 424,385
100,000 Northrop Grumman Corp 5 .050 11/15/40 99,676
700,000 Northrop Grumman Corp 4 .750 06/01/43 670,805
300,000 Northrop Grumman Corp 3 .850 04/15/45 252,542
2,450,000 Northrop Grumman Corp 4 .030 10/15/47 2,175,503
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 1,058,665
100,000 Oshkosh Corp 3 .100 03/01/30 85,634
1,000,000 Otis Worldwide Corp 2 .056 04/05/25 946,996
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 905,295
525,000 Otis Worldwide Corp 2 .565 02/15/30 453,526
500,000 Otis Worldwide Corp 3 .112 02/15/40 387,115
450,000 Otis Worldwide Corp 3 .362 02/15/50 340,221
200,000 Parker-Hannifin Corp 2 .700 06/14/24 195,170
300,000 Parker-Hannifin Corp 3 .300 11/21/24 296,153
650,000 Parker-Hannifin Corp 3 .250 03/01/27 621,363
1,500,000 Parker-Hannifin Corp 4 .250 09/15/27 1,489,526
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,670,210
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,492,572
200,000 Parker-Hannifin Corp 4 .200 11/21/34 185,767
200,000 Parker-Hannifin Corp 4 .450 11/21/44 179,325
750,000 Parker-Hannifin Corp 4 .100 03/01/47 643,357
225,000 Parker-Hannifin Corp 4 .000 06/14/49 189,292
500,000 h Pentair Finance Sarl 5 .900 07/15/32 500,465
775,000 Precision Castparts Corp 3 .250 06/15/25 772,091
400,000 Precision Castparts Corp 4 .200 06/15/35 393,815
100,000 Precision Castparts Corp 3 .900 01/15/43 88,379
1,000,000 Quanta Services, Inc 2 .900 10/01/30 823,854

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 600,000 Quanta Services, Inc 2 .350% 01/15/32 $ 464,704
1,000,000 Quanta Services, Inc 3 .050 10/01/41 692,706
52,000 Raytheon Technologies Corp 3 .650 08/16/23 51,945
500,000 Raytheon Technologies Corp 3 .200 03/15/24 495,417
300,000 Raytheon Technologies Corp 3 .150 12/15/24 296,282
1,325,000 Raytheon Technologies Corp 3 .500 03/15/27 1,294,667
200,000 Raytheon Technologies Corp 7 .200 08/15/27 223,887
2,550,000 Raytheon Technologies Corp 4 .125 11/16/28 2,516,521
4,500,000 Raytheon Technologies Corp 2 .250 07/01/30 3,879,366
1,500,000 Raytheon Technologies Corp 1 .900 09/01/31 1,229,062
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 846,247
100,000 Raytheon Technologies Corp 4 .700 12/15/41 95,905
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 2,050,237
125,000 Raytheon Technologies Corp 4 .800 12/15/43 121,353
150,000 Raytheon Technologies Corp 4 .200 12/15/44 130,010
700,000 Raytheon Technologies Corp 4 .350 04/15/47 647,743
2,000,000 Raytheon Technologies Corp 3 .125 07/01/50 1,529,813
1,000,000 Raytheon Technologies Corp 2 .820 09/01/51 715,632
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 744,651
400,000 Rockwell Automation, Inc 3 .500 03/01/29 384,334
150,000 Rockwell Automation, Inc 1 .750 08/15/31 122,210
400,000 Rockwell Automation, Inc 4 .200 03/01/49 366,083
1,000,000 Rockwell Automation, Inc 2 .800 08/15/61 665,284
500,000 Roper Technologies, Inc 3 .650 09/15/23 500,691
500,000 Roper Technologies, Inc 2 .350 09/15/24 484,376
750,000 Roper Technologies, Inc 1 .000 09/15/25 678,088
1,100,000 Roper Technologies, Inc 3 .800 12/15/26 1,073,664
300,000 Roper Technologies, Inc 4 .200 09/15/28 294,165
500,000 Roper Technologies, Inc 2 .950 09/15/29 441,026
475,000 Roper Technologies, Inc 2 .000 06/30/30 382,503
750,000 Roper Technologies, Inc 1 .750 02/15/31 584,399
200,000 Snap-on, Inc 3 .250 03/01/27 195,104
200,000 Snap-on, Inc 4 .100 03/01/48 180,900
500,000 Snap-on, Inc 3 .100 05/01/50 398,865
500,000 Stanley Black & Decker, Inc 3 .400 03/01/26 490,835
300,000 Stanley Black & Decker, Inc 4 .250 11/15/28 300,432
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 857,457
1,000,000 e Stanley Black & Decker, Inc 3 .000 05/15/32 881,304
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 100,383
425,000 Stanley Black & Decker, Inc 4 .850 11/15/48 418,755
1,500,000 Stanley Black & Decker, Inc 2 .750 11/15/50 1,028,736
450,000 Stanley Black & Decker, Inc 4 .000 03/15/60 390,337
2,000,000 Teledyne Technologies, Inc 1 .600 04/01/26 1,800,465
1,000,000 Teledyne Technologies, Inc 2 .250 04/01/28 867,543
1,000,000 Teledyne Technologies, Inc 2 .750 04/01/31 835,943
150,000 Textron, Inc 4 .000 03/15/26 147,162
500,000 Textron, Inc 3 .650 03/15/27 481,976
100,000 Textron, Inc 3 .375 03/01/28 94,091
750,000 Textron, Inc 3 .900 09/17/29 705,183
500,000 Textron, Inc 3 .000 06/01/30 434,914
300,000 Textron, Inc 2 .450 03/15/31 246,460
250,000 Timken Co 3 .875 09/01/24 247,958
200,000 Timken Co 4 .500 12/15/28 195,190
1,000,000 Timken Co 4 .125 04/01/32 908,289
100,000 Trimble, Inc 4 .150 06/15/23 99,784
625,000 Trimble, Inc 4 .900 06/15/28 609,211
725,000 United Technologies Corp 3 .125 05/04/27 693,300
750,000 United Technologies Corp 4 .450 11/16/38 715,363
1,650,000 United Technologies Corp 4 .150 05/15/45 1,466,385
3,325,000 United Technologies Corp 4 .625 11/16/48 3,245,502

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 200,000 Valmont Industries, Inc 5 .000% 10/01/44 $ 182,611
200,000 Valmont Industries, Inc 5 .250 10/01/54 190,786
1,000,000 Vontier Corp 1 .800 04/01/26 872,470
1,000,000 Vontier Corp 2 .400 04/01/28 838,199
1,000,000 Vontier Corp 2 .950 04/01/31 783,860
600,000 Wabtec Corp 4 .400 03/15/24 601,025
300,000 Wabtec Corp 3 .450 11/15/26 273,345
875,000 Wabtec Corp 4 .950 09/15/28 844,991
500,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 476,735
750,000 WW Grainger, Inc 1 .850 02/15/25 714,329
800,000 WW Grainger, Inc 4 .600 06/15/45 766,077
200,000 WW Grainger, Inc 3 .750 05/15/46 169,445
125,000 WW Grainger, Inc 4 .200 05/15/47 114,513
775,000 Xylem, Inc 3 .250 11/01/26 750,988
225,000 Xylem, Inc 1 .950 01/30/28 198,719
150,000 Xylem, Inc 2 .250 01/30/31 124,977
100,000 Xylem, Inc 4 .375 11/01/46 89,220
TOTAL CAPITAL GOODS 254,023,800
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
1,000,000 Air Lease Corp 2 .200 01/15/27 871,540
1,000,000 Air Lease Corp 2 .875 01/15/32 780,566
750,000 BayCare Health System, Inc 3 .831 11/15/50 669,448
1,000,000 CGI, Inc 1 .450 09/14/26 883,085
1,000,000 CGI, Inc 2 .300 09/14/31 802,325
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,494,715
225,000 g Daimler Finance North America LLC 3 .650 02/22/24 224,544
925,000 Daimler Finance North America LLC 8 .500 01/18/31 1,170,368
200,000 Equifax, Inc 3 .300 12/15/22 200,196
200,000 Equifax, Inc 3 .950 06/15/23 199,781
125,000 Equifax, Inc 2 .600 12/15/25 117,834
100,000 Equifax, Inc 3 .100 05/15/30 87,835
3,000,000 Equifax, Inc 2 .350 09/15/31 2,399,838
5,000,000 European Investment Bank 2 .750 08/15/25 4,947,300
7,000,000 e European Investment Bank 1 .375 03/15/27 6,456,977
500,000 Fortune Brands Home & Security, Inc 4 .000 03/25/32 442,163
500,000 Fortune Brands Home & Security, Inc 4 .500 03/25/52 386,197
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 859,048
5,000,000 International Bank for Reconstruction & Development 2 .500 03/29/32 4,683,930
500,000 Leidos, Inc 2 .950 05/15/23 495,152
500,000 Leidos, Inc 3 .625 05/15/25 489,435
100,000 Leidos, Inc 4 .375 05/15/30 92,497
1,000,000 Leidos, Inc 2 .300 02/15/31 796,652
380,000 MidMichigan Health 3 .409 06/01/50 303,427
1,000,000 Moody's Corp 3 .750 02/25/52 815,907
100,000 Partners Healthcare System, Inc 3 .765 07/01/48 87,191
750,000 Partners Healthcare System, Inc 3 .192 07/01/49 577,286
100,000 Partners Healthcare System, Inc 4 .117 07/01/55 92,001
1,000,000 Partners Healthcare System, Inc 3 .342 07/01/60 766,621
725,000 RELX Capital, Inc 3 .500 03/16/23 724,009
625,000 RELX Capital, Inc 4 .000 03/18/29 605,477
100,000 RELX Capital, Inc 3 .000 05/22/30 89,874
750,000 Republic Services, Inc 3 .200 03/15/25 735,498
275,000 Republic Services, Inc 0 .875 11/15/25 248,936
900,000 Republic Services, Inc 2 .900 07/01/26 859,577
100,000 Republic Services, Inc 3 .375 11/15/27 95,487
500,000 Republic Services, Inc 2 .300 03/01/30 429,009
1,000,000 Republic Services, Inc 1 .450 02/15/31 785,028
575,000 e Republic Services, Inc 1 .750 02/15/32 452,772
1,000,000 Republic Services, Inc 2 .375 03/15/33 817,162

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 1,000,000 Republic Services, Inc 3 .050% 03/01/50 $ 742,543
880,000 Rockefeller Foundation 2 .492 10/01/50 639,780
600,000 Thomson Reuters Corp 4 .300 11/23/23 607,298
1,200,000 Thomson Reuters Corp 3 .350 05/15/26 1,164,115
145,000 Thomson Reuters Corp 5 .850 04/15/40 150,968
200,000 Thomson Reuters Corp 5 .650 11/23/43 203,259
1,000,000 Triton Container International Ltd 3 .250 03/15/32 814,034
500,000 Verisk Analytics, Inc 4 .000 06/15/25 495,976
850,000 Verisk Analytics, Inc 4 .125 03/15/29 819,007
300,000 Verisk Analytics, Inc 5 .500 06/15/45 300,809
200,000 Verisk Analytics, Inc 3 .625 05/15/50 155,701
750,000 Waste Connections, Inc 3 .500 05/01/29 703,973
500,000 Waste Connections, Inc 2 .600 02/01/30 437,459
700,000 Waste Connections, Inc 2 .200 01/15/32 570,944
100,000 Waste Connections, Inc 3 .200 06/01/32 89,136
500,000 Waste Connections, Inc 3 .050 04/01/50 367,977
575,000 Waste Connections, Inc 2 .950 01/15/52 412,417
1,225,000 Waste Management, Inc 3 .150 11/15/27 1,174,385
500,000 Waste Management, Inc 1 .150 03/15/28 426,105
1,000,000 Waste Management, Inc 2 .000 06/01/29 868,473
1,000,000 Waste Management, Inc 1 .500 03/15/31 795,615
1,500,000 Waste Management, Inc 4 .150 04/15/32 1,470,364
1,000,000 Waste Management, Inc 2 .950 06/01/41 778,025
250,000 Waste Management, Inc 2 .500 11/15/50 168,146
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 52,393,197
CONSUMER DURABLES & APPAREL - 0 .1%
500,000 Brunswick Corp 0 .850 08/18/24 462,066
1,000,000 Brunswick Corp 2 .400 08/18/31 740,005
161,000 Coach, Inc 4 .125 07/15/27 154,812
750,000 DR Horton, Inc 2 .500 10/15/24 717,218
500,000 DR Horton, Inc 2 .600 10/15/25 471,118
1,000,000 DR Horton, Inc 1 .300 10/15/26 863,870
1,000,000 e DR Horton, Inc 1 .400 10/15/27 839,042
750,000 Hasbro, Inc 3 .550 11/19/26 716,811
775,000 Hasbro, Inc 3 .500 09/15/27 731,841
1,000,000 Hasbro, Inc 3 .900 11/19/29 918,266
100,000 Hasbro, Inc 6 .350 03/15/40 102,533
200,000 Hasbro, Inc 5 .100 05/15/44 179,017
475,000 Leggett & Platt, Inc 3 .500 11/15/27 453,807
350,000 Leggett & Platt, Inc 4 .400 03/15/29 340,290
1,000,000 Leggett & Platt, Inc 3 .500 11/15/51 758,833
1,900,000 Lennar Corp 4 .750 11/29/27 1,844,653
500,000 MDC Holdings, Inc 3 .966 08/06/61 287,689
100,000 Mohawk Industries, Inc 3 .850 02/01/23 99,970
750,000 Mohawk Industries, Inc 3 .625 05/15/30 669,230
650,000 NIKE, Inc 2 .375 11/01/26 618,528
300,000 NIKE, Inc 3 .625 05/01/43 264,450
825,000 NIKE, Inc 3 .875 11/01/45 757,895
200,000 NIKE, Inc 3 .375 11/01/46 170,821
2,440,000 NIKE, Inc 3 .375 03/27/50 2,074,937
1,000,000 NVR, Inc 3 .000 05/15/30 861,544
200,000 Ralph Lauren Corp 3 .750 09/15/25 199,165
1,000,000 Ralph Lauren Corp 2 .950 06/15/30 881,597
450,000 Tapestry, Inc 3 .050 03/15/32 366,622
400,000 VF Corp 2 .400 04/23/25 383,831
1,000,000 VF Corp 2 .800 04/23/27 937,764
200,000 VF Corp 2 .950 04/23/30 175,299
100,000 Whirlpool Corp 3 .700 03/01/23 100,059
100,000 Whirlpool Corp 4 .000 03/01/24 100,562

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DURABLES & APPAREL—continued
$ 925,000 Whirlpool Corp 4 .750% 02/26/29 $ 925,109
500,000 Whirlpool Corp 2 .400 05/15/31 414,445
475,000 Whirlpool Corp 4 .700 05/14/32 472,017
200,000 Whirlpool Corp 4 .500 06/01/46 169,186
775,000 Whirlpool Corp 4 .600 05/15/50 664,811
TOTAL CONSUMER DURABLES & APPAREL 21,889,713
CONSUMER SERVICES - 0 .5%
14,500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 14,264,232
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 3,017,785
11,375,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 10,691,247
200,000 Block Financial LLC 5 .250 10/01/25 203,373
1,000,000 Block Financial LLC 2 .500 07/15/28 871,550
750,000 Block Financial LLC 3 .875 08/15/30 674,496
300,000 Board of Trustees of The Leland Stanford Junior
University
3 .647 05/01/48 278,550
300,000 Booking Holdings, Inc 3 .650 03/15/25 299,488
300,000 Booking Holdings, Inc 3 .600 06/01/26 295,775
900,000 Booking Holdings, Inc 3 .550 03/15/28 867,436
1,100,000 Booking Holdings, Inc 4 .625 04/13/30 1,093,711
1,000,000 California Endowment 2 .498 04/01/51 694,864
1,000,000 Case Western Reserve University 5 .405 06/01/22 1,017,747
500,000 Choice Hotels International, Inc 3 .700 12/01/29 449,593
675,000 Cintas Corp No 2 3 .700 04/01/27 666,663
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,301,247
1,000,000 Claremont McKenna College 3 .775 01/01/22 717,238
500,000 CommonSpirit Health 2 .950 11/01/22 500,172
750,000 CommonSpirit Health 2 .760 10/01/24 730,254
1,000,000 CommonSpirit Health 3 .347 10/01/29 923,034
1,000,000 CommonSpirit Health 2 .782 10/01/30 864,225
300,000 CommonSpirit Health 4 .350 11/01/42 270,974
750,000 CommonSpirit Health 3 .817 10/01/49 625,292
715,000 CommonSpirit Health 4 .187 10/01/49 600,428
500,000 CommonSpirit Health 3 .910 10/01/50 401,323
200,000 Darden Restaurants, Inc 3 .850 05/01/27 192,332
300,000 Darden Restaurants, Inc 4 .550 02/15/48 245,845
500,000 Emory University 2 .143 09/01/30 438,033
500,000 Emory University 2 .969 09/01/50 397,017
1,200,000 Expedia Group, Inc 5 .000 02/15/26 1,199,887
750,000 Expedia Group, Inc 4 .625 08/01/27 720,565
175,000 Expedia Group, Inc 3 .800 02/15/28 159,488
750,000 Expedia Group, Inc 3 .250 02/15/30 625,484
1,000,000 Expedia Group, Inc 2 .950 03/15/31 795,398
2,000,000 Howard University 5 .209 10/01/52 1,843,228
200,000 Hyatt Hotels Corp 3 .375 07/15/23 195,673
1,000,000 Hyatt Hotels Corp 1 .800 10/01/24 945,210
100,000 Hyatt Hotels Corp 5 .625 04/23/25 101,287
100,000 Hyatt Hotels Corp 4 .850 03/15/26 99,600
200,000 Hyatt Hotels Corp 4 .375 09/15/28 188,563
1,100,000 Hyatt Hotels Corp 6 .000 04/23/30 1,107,555
750,000 Johns Hopkins University 2 .813 01/01/60 547,101
500,000 Leland Stanford Junior University 1 .289 06/01/27 448,736
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 715,516
300,000 Marriott International, Inc 4 .150 12/01/23 301,088
300,000 Marriott International, Inc 3 .600 04/15/24 297,212
14,000 Marriott International, Inc 5 .750 05/01/25 14,524
1,250,000 Marriott International, Inc 4 .000 04/15/28 1,195,400
300,000 Marriott International, Inc 4 .650 12/01/28 293,314
400,000 Marriott International, Inc 4 .625 06/15/30 383,474
1,000,000 Marriott International, Inc 2 .850 04/15/31 829,281

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,500,000 Marriott International, Inc 3 .500% 10/15/32 $ 1,293,862
2,000,000 Marriott International, Inc 2 .750 10/15/33 1,572,755
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 1,228,057
1,000,000 Massachusetts Institute of Technology 2 .294 07/01/51 698,042
1,000,000 Massachusetts Institute of Technology 3 .067 04/01/52 825,566
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 900,156
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 200,111
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 250,301
2,000,000 McDonald's Corp 3 .300 07/01/25 1,986,796
150,000 McDonald's Corp 1 .450 09/01/25 139,551
2,950,000 McDonald's Corp 3 .700 01/30/26 2,940,980
300,000 McDonald's Corp 3 .500 03/01/27 294,068
775,000 McDonald's Corp 3 .800 04/01/28 759,413
1,250,000 McDonald's Corp 2 .625 09/01/29 1,120,115
500,000 McDonald's Corp 2 .125 03/01/30 427,434
2,225,000 McDonald's Corp 4 .700 12/09/35 2,214,493
250,000 McDonald's Corp 6 .300 10/15/37 286,574
100,000 McDonald's Corp 6 .300 03/01/38 113,370
250,000 McDonald's Corp 4 .600 05/26/45 234,775
1,275,000 McDonald's Corp 4 .875 12/09/45 1,252,694
725,000 McDonald's Corp 4 .450 03/01/47 671,857
625,000 McDonald's Corp 4 .450 09/01/48 578,309
1,825,000 McDonald's Corp 3 .625 09/01/49 1,506,833
1,350,000 McDonald's Corp 4 .200 04/01/50 1,205,662
735,000 Nature Conservancy 3 .957 03/01/52 673,478
750,000 Northeastern University 2 .894 10/01/50 553,855
200,000 Northwestern University 3 .868 12/01/48 183,695
750,000 Northwestern University 2 .640 12/01/50 553,664
200,000 Northwestern University 3 .662 12/01/57 174,810
1,000,000 Novant Health, Inc 2 .637 11/01/36 806,851
1,000,000 Novant Health, Inc 3 .318 11/01/61 752,973
1,000,000 President & Fellows of Harvard College 2 .517 10/15/50 732,341
750,000 President and Fellows of Harvard College 3 .619 10/01/37 713,695
200,000 President and Fellows of Harvard College 3 .150 07/15/46 172,729
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 945,775
200,000 President and Fellows of Harvard College 3 .300 07/15/56 170,206
525,000 Starbucks Corp 3 .850 10/01/23 528,691
175,000 Starbucks Corp 2 .450 06/15/26 165,037
500,000 Starbucks Corp 2 .000 03/12/27 454,232
750,000 Starbucks Corp 3 .500 03/01/28 721,095
650,000 Starbucks Corp 4 .000 11/15/28 637,084
750,000 Starbucks Corp 3 .550 08/15/29 704,190
500,000 Starbucks Corp 2 .250 03/12/30 422,294
1,500,000 Starbucks Corp 2 .550 11/15/30 1,279,478
2,000,000 Starbucks Corp 3 .000 02/14/32 1,738,485
200,000 Starbucks Corp 4 .300 06/15/45 175,493
200,000 Starbucks Corp 3 .750 12/01/47 162,074
650,000 Starbucks Corp 4 .500 11/15/48 587,653
1,000,000 Starbucks Corp 4 .450 08/15/49 896,557
500,000 Starbucks Corp 3 .350 03/12/50 378,243
1,000,000 e Starbucks Corp 3 .500 11/15/50 782,408
1,000,000 Thomas Jefferson University 3 .847 11/01/57 823,611
200,000 Trinity Acquisition plc 4 .400 03/15/26 198,152
500,000 Trustees of Boston College 3 .129 07/01/52 391,098
100,000 Trustees of Boston University 4 .061 10/01/48 93,860
1,000,000 Trustees of Princeton University 2 .516 07/01/50 748,704
665,000 Trustees of Princeton University 4 .201 03/01/52 678,935
1,000,000 University of Chicago 3 .000 10/01/52 789,197
1,000,000 University of Miami 4 .063 04/01/52 901,509
1,000,000 University of Southern California 2 .945 10/01/51 779,488

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,000,000 University of Southern California 3 .226% 10/01/20 $ 668,298
1,000,000 Washington University 3 .524 04/15/54 878,056
500,000 Washington University 4 .349 04/15/22 429,049
200,000 Wesleyan University 4 .781 07/01/16 181,830
500,000 Yale University 0 .873 04/15/25 469,468
750,000 Yale University 1 .482 04/15/30 635,542
750,000 Yale University 2 .402 04/15/50 543,280
TOTAL CONSUMER SERVICES 104,580,445
DIVERSIFIED FINANCIALS - 2 .6%
200,000 AerCap Ireland Capital DAC 3 .300 01/23/23 199,204
300,000 AerCap Ireland Capital DAC 4 .125 07/03/23 297,011
1,500,000 AerCap Ireland Capital DAC 4 .500 09/15/23 1,492,824
600,000 AerCap Ireland Capital DAC 4 .875 01/16/24 596,864
1,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 967,784
750,000 AerCap Ireland Capital DAC 2 .875 08/14/24 714,449
2,000,000 AerCap Ireland Capital DAC 1 .650 10/29/24 1,846,664
2,000,000 AerCap Ireland Capital DAC 1 .750 10/29/24 1,845,398
1,675,000 AerCap Ireland Capital DAC 3 .500 01/15/25 1,599,686
300,000 AerCap Ireland Capital DAC 4 .450 10/01/25 289,916
500,000 AerCap Ireland Capital DAC 1 .750 01/30/26 437,017
500,000 AerCap Ireland Capital DAC 4 .450 04/03/26 477,461
2,500,000 AerCap Ireland Capital DAC 2 .450 10/29/26 2,176,907
250,000 AerCap Ireland Capital DAC 3 .650 07/21/27 227,052
1,000,000 AerCap Ireland Capital DAC 4 .625 10/15/27 941,377
200,000 AerCap Ireland Capital DAC 3 .875 01/23/28 180,517
1,450,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,221,362
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 560,344
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,579,218
800,000 AerCap Ireland Capital DAC 3 .850 10/29/41 576,458
200,000 Affiliated Managers Group, Inc 4 .250 02/15/24 201,247
1,000,000 Affiliated Managers Group, Inc 3 .300 06/15/30 902,895
20,000 Ahold Finance USA LLC 6 .875 05/01/29 22,313
2,000,000 Ally Financial, Inc 1 .450 10/02/23 1,933,239
500,000 Ally Financial, Inc 5 .800 05/01/25 510,659
1,000,000 Ally Financial, Inc 4 .750 06/09/27 960,295
1,000,000 Ally Financial, Inc 2 .200 11/02/28 814,350
2,000,000 Ally Financial, Inc 8 .000 11/01/31 2,223,329
2,000,000 American Express Co 3 .700 08/03/23 2,007,024
750,000 American Express Co 3 .000 10/30/24 736,791
1,000,000 American Express Co 4 .200 11/06/25 1,009,281
2,500,000 American Express Co 3 .125 05/20/26 2,425,752
2,000,000 American Express Co 1 .650 11/04/26 1,814,660
1,500,000 American Express Co 2 .550 03/04/27 1,397,656
575,000 American Express Co 4 .050 05/03/29 563,758
2,700,000 American Express Co 4 .989 05/26/33 2,700,463
525,000 American Express Co 4 .050 12/03/42 480,180
300,000 American Honda Finance Corp 3 .450 07/14/23 300,139
500,000 American Honda Finance Corp 3 .625 10/10/23 501,325
300,000 American Honda Finance Corp 3 .550 01/12/24 300,417
200,000 American Honda Finance Corp 2 .900 02/16/24 197,916
1,000,000 American Honda Finance Corp 2 .400 06/27/24 976,797
1,000,000 American Honda Finance Corp 0 .550 07/12/24 939,190
500,000 American Honda Finance Corp 2 .150 09/10/24 483,531
1,000,000 American Honda Finance Corp 1 .200 07/08/25 922,839
750,000 American Honda Finance Corp 1 .000 09/10/25 683,980
3,000,000 American Honda Finance Corp 1 .300 09/09/26 2,708,580
100,000 American Honda Finance Corp 2 .300 09/09/26 93,371
1,000,000 American Honda Finance Corp 2 .350 01/08/27 930,556
500,000 American Honda Finance Corp 3 .500 02/15/28 481,351

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 American Honda Finance Corp 2 .250% 01/12/29 $ 881,113
1,000,000 American Honda Finance Corp 1 .800 01/13/31 820,035
875,000 Ameriprise Financial, Inc 4 .000 10/15/23 880,380
300,000 Ameriprise Financial, Inc 3 .700 10/15/24 299,636
125,000 Ameriprise Financial, Inc 3 .000 04/02/25 122,061
200,000 Ameriprise Financial, Inc 2 .875 09/15/26 191,133
350,000 Ameriprise Financial, Inc 4 .500 05/13/32 344,013
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 877,423
600,000 Ares Capital Corp 3 .500 02/10/23 597,314
850,000 Ares Capital Corp 4 .200 06/10/24 834,557
500,000 Ares Capital Corp 4 .250 03/01/25 478,078
500,000 Ares Capital Corp 3 .250 07/15/25 462,232
1,200,000 Ares Capital Corp 3 .875 01/15/26 1,102,008
1,500,000 Ares Capital Corp 2 .150 07/15/26 1,257,168
1,000,000 Ares Capital Corp 2 .875 06/15/27 834,673
1,500,000 Ares Capital Corp 2 .875 06/15/28 1,188,361
750,000 Ares Capital Corp 3 .200 11/15/31 544,955
227,000 AXA Equitable Holdings, Inc 3 .900 04/20/23 228,128
1,375,000 AXA Equitable Holdings, Inc 4 .350 04/20/28 1,326,400
975,000 AXA Equitable Holdings, Inc 5 .000 04/20/48 901,355
2,000,000 Bank of Montreal 2 .650 03/08/27 1,852,471
2,000,000 Bank of Montreal 3 .088 01/10/37 1,636,587
350,000 Bank of New York Mellon Corp 3 .650 02/04/24 351,318
800,000 Bank of New York Mellon Corp 3 .250 09/11/24 793,617
1,750,000 Bank of New York Mellon Corp 2 .100 10/24/24 1,693,393
500,000 Bank of New York Mellon Corp 3 .000 02/24/25 490,116
725,000 Bank of New York Mellon Corp 1 .600 04/24/25 682,377
1,500,000 Bank of New York Mellon Corp 0 .750 01/28/26 1,350,442
500,000 Bank of New York Mellon Corp 2 .800 05/04/26 481,557
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 473,122
300,000 Bank of New York Mellon Corp 3 .250 05/16/27 291,115
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 958,392
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 585,534
2,000,000 Bank of New York Mellon Corp 1 .650 07/14/28 1,736,985
400,000 Bank of New York Mellon Corp 3 .300 08/23/29 370,315
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,214,070
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 809,614
1,500,000 Bank of Nova Scotia 3 .450 04/11/25 1,480,200
1,000,000 Bank of Nova Scotia 1 .950 02/02/27 902,043
1,000,000 Bank of Nova Scotia 2 .450 02/02/32 831,007
750,000 Bank of Nova Scotia 4 .588 05/04/37 689,519
1,000,000 g Barings BDC, Inc 3 .300 11/23/26 867,422
2,400,000 Berkshire Hathaway, Inc 3 .125 03/15/26 2,351,776
800,000 Berkshire Hathaway, Inc 4 .500 02/11/43 762,913
250,000 BGC Partners, Inc 5 .375 07/24/23 251,596
500,000 BGC Partners, Inc 3 .750 10/01/24 487,993
1,000,000 BlackRock TCP Capital Corp 2 .850 02/09/26 905,260
500,000 BlackRock, Inc 3 .500 03/18/24 502,011
850,000 BlackRock, Inc 3 .250 04/30/29 800,736
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,202,727
2,000,000 BlackRock, Inc 2 .100 02/25/32 1,651,801
1,025,000 BPCE S.A. 4 .000 04/15/24 1,023,874
300,000 BPCE S.A. 3 .375 12/02/26 286,159
300,000 Brookfield Asset Management, Inc 4 .000 01/15/25 298,574
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 715,332
550,000 Brookfield Finance, Inc 4 .000 04/01/24 549,940
200,000 Brookfield Finance, Inc 4 .250 06/02/26 198,284
600,000 Brookfield Finance, Inc 3 .900 01/25/28 573,301
600,000 Brookfield Finance, Inc 4 .850 03/29/29 594,196
725,000 Brookfield Finance, Inc 4 .700 09/20/47 635,053

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 Brookfield Finance, Inc 3 .500% 03/30/51 $ 719,374
1,500,000 e Canadian Imperial Bank of Commerce 3 .450 04/07/27 1,437,683
1,500,000 Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,361,632
1,925,000 Capital One Financial Corp 3 .200 01/30/23 1,925,981
150,000 Capital One Financial Corp 3 .500 06/15/23 149,147
300,000 Capital One Financial Corp 3 .900 01/29/24 299,509
750,000 Capital One Financial Corp 3 .300 10/30/24 731,679
125,000 Capital One Financial Corp 3 .200 02/05/25 121,539
625,000 Capital One Financial Corp 4 .250 04/30/25 623,168
850,000 Capital One Financial Corp 4 .200 10/29/25 838,648
700,000 Capital One Financial Corp 3 .750 07/28/26 668,886
1,075,000 Capital One Financial Corp 3 .750 03/09/27 1,028,965
1,000,000 Capital One Financial Corp 3 .650 05/11/27 952,453
1,000,000 Capital One Financial Corp 1 .878 11/02/27 877,067
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,539,560
1,400,000 Capital One Financial Corp 4 .927 05/10/28 1,386,535
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,769,911
3,525,000 Capital One Financial Corp 2 .359 07/29/32 2,688,635
1,000,000 Capital One Financial Corp 2 .618 11/02/32 803,958
1,000,000 Cboe Global Markets, Inc 1 .625 12/15/30 808,846
500,000 Cboe Global Markets, Inc 3 .000 03/16/32 447,678
450,000 CBOE Holdings, Inc 3 .650 01/12/27 439,400
200,000 Celanese US Holdings LLC 3 .500 05/08/24 197,577
1,000,000 Celanese US Holdings LLC 1 .400 08/05/26 860,103
300,000 Charles Schwab Corp 3 .550 02/01/24 300,145
300,000 Charles Schwab Corp 3 .750 04/01/24 300,821
200,000 Charles Schwab Corp 3 .000 03/10/25 196,738
350,000 Charles Schwab Corp 3 .625 04/01/25 347,581
1,250,000 Charles Schwab Corp 3 .850 05/21/25 1,253,223
1,500,000 Charles Schwab Corp 0 .900 03/11/26 1,345,654
1,500,000 Charles Schwab Corp 1 .150 05/13/26 1,353,161
500,000 Charles Schwab Corp 3 .200 03/02/27 480,099
350,000 Charles Schwab Corp 2 .450 03/03/27 326,414
525,000 Charles Schwab Corp 3 .300 04/01/27 509,633
200,000 Charles Schwab Corp 3 .200 01/25/28 191,173
2,000,000 Charles Schwab Corp 2 .000 03/20/28 1,785,057
300,000 Charles Schwab Corp 4 .000 02/01/29 294,083
500,000 Charles Schwab Corp 2 .750 10/01/29 449,092
1,500,000 Charles Schwab Corp 1 .650 03/11/31 1,201,797
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,268,292
1,000,000 Charles Schwab Corp 1 .950 12/01/31 809,594
1,000,000 Charles Schwab Corp 2 .900 03/03/32 880,331
1,500,000 CI Financial Corp 3 .200 12/17/30 1,172,951
1,000,000 CI Financial Corp 4 .100 06/15/51 647,900
475,000 CME Group, Inc 3 .000 03/15/25 468,854
500,000 CME Group, Inc 3 .750 06/15/28 492,847
1,500,000 CME Group, Inc 2 .650 03/15/32 1,328,295
400,000 CME Group, Inc 5 .300 09/15/43 434,960
500,000 CME Group, Inc 4 .150 06/15/48 474,700
2,000,000 Credit Suisse AG. 0 .495 02/02/24 1,885,142
2,900,000 Credit Suisse AG. 3 .625 09/09/24 2,847,516
1,050,000 Credit Suisse AG. 3 .700 02/21/25 1,025,231
500,000 Credit Suisse AG. 2 .950 04/09/25 478,538
1,000,000 Credit Suisse AG. 1 .250 08/07/26 874,121
2,300,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 2,227,869
2,750,000 Credit Suisse Group Funding Guernsey Ltd 4 .550 04/17/26 2,687,748
1,750,000 Credit Suisse Group Funding Guernsey Ltd 4 .875 05/15/45 1,488,410
525,000 Deutsche Bank AG. 3 .700 05/30/24 515,636
1,000,000 Deutsche Bank AG. 2 .222 09/18/24 964,106
2,000,000 Deutsche Bank AG. 1 .447 04/01/25 1,868,913

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 Deutsche Bank AG. 4 .162% 05/13/25 $ 990,922
1,000,000 Deutsche Bank AG. 3 .961 11/26/25 966,052
1,800,000 e Deutsche Bank AG. 4 .100 01/13/26 1,765,770
2,000,000 Deutsche Bank AG. 1 .686 03/19/26 1,793,460
2,000,000 Deutsche Bank AG. 2 .129 11/24/26 1,775,743
1,050,000 Deutsche Bank AG. 2 .311 11/16/27 906,131
1,000,000 Deutsche Bank AG. 2 .552 01/07/28 865,609
825,000 Deutsche Bank AG. 3 .547 09/18/31 690,602
750,000 Deutsche Bank AG. 3 .035 05/28/32 593,409
1,000,000 Deutsche Bank AG. 3 .742 01/07/33 727,905
100,000 Diageo Investment Corp 4 .250 05/11/42 93,315
700,000 Discover Financial Services 3 .950 11/06/24 689,750
200,000 Discover Financial Services 4 .500 01/30/26 195,966
350,000 Discover Financial Services 4 .100 02/09/27 335,668
200,000 E*TRADE Financial Corp 3 .800 08/24/27 190,984
300,000 E*TRADE Financial Corp 4 .500 06/20/28 300,118
300,000 Eaton Vance Corp 3 .625 06/15/23 299,422
200,000 Eaton Vance Corp 3 .500 04/06/27 190,576
750,000 Ford Foundation 2 .415 06/01/50 534,761
525,000 Ford Foundation 2 .815 06/01/70 360,949
200,000 Franklin Resources, Inc 2 .850 03/30/25 194,778
1,500,000 Franklin Resources, Inc 1 .600 10/30/30 1,176,993
500,000 Franklin Resources, Inc 2 .950 08/12/51 342,960
750,000 FS KKR Capital Corp 4 .125 02/01/25 711,233
750,000 FS KKR Capital Corp 3 .400 01/15/26 665,663
1,000,000 FS KKR Capital Corp 2 .625 01/15/27 840,940
1,500,000 FS KKR Capital Corp 3 .125 10/12/28 1,196,347
2,401,000 GE Capital International Funding Co 4 .418 11/15/35 2,242,523
1,125,000 General Motors Financial Co, Inc 3 .700 05/09/23 1,124,599
725,000 General Motors Financial Co, Inc 4 .150 06/19/23 725,444
650,000 General Motors Financial Co, Inc 5 .100 01/17/24 656,464
725,000 General Motors Financial Co, Inc 3 .950 04/13/24 719,436
125,000 General Motors Financial Co, Inc 4 .000 01/15/25 123,199
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 954,347
1,500,000 General Motors Financial Co, Inc 3 .800 04/07/25 1,462,360
5,175,000 General Motors Financial Co, Inc 4 .350 04/09/25 5,111,202
3,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 2,814,760
450,000 General Motors Financial Co, Inc 4 .300 07/13/25 442,721
500,000 General Motors Financial Co, Inc 1 .250 01/08/26 440,289
275,000 General Motors Financial Co, Inc 5 .250 03/01/26 275,307
1,000,000 General Motors Financial Co, Inc 1 .500 06/10/26 872,422
525,000 General Motors Financial Co, Inc 4 .000 10/06/26 501,339
1,400,000 General Motors Financial Co, Inc 4 .350 01/17/27 1,343,030
2,000,000 e General Motors Financial Co, Inc 2 .350 02/26/27 1,761,591
800,000 General Motors Financial Co, Inc 5 .000 04/09/27 784,766
1,000,000 General Motors Financial Co, Inc 2 .700 08/20/27 879,897
1,100,000 General Motors Financial Co, Inc 3 .850 01/05/28 1,008,440
2,000,000 General Motors Financial Co, Inc 2 .400 04/10/28 1,690,325
1,850,000 General Motors Financial Co, Inc 2 .400 10/15/28 1,536,464
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,394,170
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 917,738
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,296,019
2,000,000 General Motors Financial Co, Inc 2 .350 01/08/31 1,550,568
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 374,257
2,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 1,607,505
500,000 Goldman Sachs BDC, Inc 3 .750 02/10/25 484,220
500,000 e Goldman Sachs BDC, Inc 2 .875 01/15/26 450,695
2,275,000 Goldman Sachs Group, Inc 3 .625 01/22/23 2,282,093
2,575,000 Goldman Sachs Group, Inc 3 .625 02/20/24 2,566,672
2,025,000 Goldman Sachs Group, Inc 4 .000 03/03/24 2,031,329

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 425,000 Goldman Sachs Group, Inc 3 .850% 07/08/24 $ 425,915
600,000 Goldman Sachs Group, Inc 3 .500 01/23/25 591,094
250,000 Goldman Sachs Group, Inc 3 .500 04/01/25 245,064
1,100,000 Goldman Sachs Group, Inc 3 .750 05/22/25 1,086,812
2,375,000 Goldman Sachs Group, Inc 3 .272 09/29/25 2,307,477
575,000 Goldman Sachs Group, Inc 4 .250 10/21/25 570,561
700,000 Goldman Sachs Group, Inc 0 .855 02/12/26 636,829
1,125,000 Goldman Sachs Group, Inc 3 .750 02/25/26 1,102,778
425,000 Goldman Sachs Group, Inc 3 .500 11/16/26 407,748
2,700,000 Goldman Sachs Group, Inc 1 .093 12/09/26 2,404,780
125,000 Goldman Sachs Group, Inc 5 .950 01/15/27 130,910
3,950,000 Goldman Sachs Group, Inc 3 .850 01/26/27 3,818,461
2,600,000 Goldman Sachs Group, Inc 1 .431 03/09/27 2,304,671
2,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 1,973,387
5,000,000 Goldman Sachs Group, Inc 1 .542 09/10/27 4,389,019
6,500,000 Goldman Sachs Group, Inc 1 .948 10/21/27 5,752,841
2,000,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,815,154
3,000,000 Goldman Sachs Group, Inc 3 .615 03/15/28 2,839,262
4,475,000 Goldman Sachs Group, Inc 3 .691 06/05/28 4,243,563
8,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 8,037,470
550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 528,656
2,500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 2,132,293
2,500,000 Goldman Sachs Group, Inc 3 .800 03/15/30 2,318,175
5,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 3,949,700
2,050,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,701,982
2,550,000 Goldman Sachs Group, Inc 2 .383 07/21/32 2,062,074
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,236,056
3,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 2,562,228
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 996,680
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 2,117,579
4,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 4,107,170
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,742,183
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,450,895
2,000,000 Goldman Sachs Group, Inc 2 .908 07/21/42 1,460,344
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,568,147
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,157,421
1,650,000 Goldman Sachs Group, Inc 5 .150 05/22/45 1,567,213
200,000 Goldman Sachs Group, Inc 4 .750 10/21/45 185,898
1,250,000 Golub Capital BDC, Inc 2 .500 08/24/26 1,046,285
1,000,000 Golub Capital BDC, Inc 2 .050 02/15/27 811,824
1,000,000 Hercules Capital, Inc 3 .375 01/20/27 875,459
600,000 ING Groep NV 4 .017 03/28/28 571,444
300,000 ING Groep NV 4 .252 03/28/33 280,047
825,000 Intercontinental Exchange, Inc 3 .750 12/01/25 818,372
1,000,000 Intercontinental Exchange, Inc 3 .100 09/15/27 946,780
1,500,000 Intercontinental Exchange, Inc 4 .000 09/15/27 1,475,784
500,000 Intercontinental Exchange, Inc 3 .750 09/21/28 482,914
1,500,000 Intercontinental Exchange, Inc 4 .350 06/15/29 1,480,088
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,254,261
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 781,028
2,000,000 Intercontinental Exchange, Inc 4 .600 03/15/33 1,988,374
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 568,355
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 511,810
1,000,000 Intercontinental Exchange, Inc 3 .000 06/15/50 730,244
2,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 1,955,560
1,000,000 Intercontinental Exchange, Inc 3 .000 09/15/60 673,770
2,000,000 Intercontinental Exchange, Inc 5 .200 06/15/62 1,993,834
200,000 Invesco Finance plc 4 .000 01/30/24 199,978
800,000 Invesco Finance plc 3 .750 01/15/26 790,200
200,000 Invesco Finance plc 5 .375 11/30/43 197,153

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 2,000,000 J Paul Getty Trust 0 .391% 01/01/24 $ 1,920,199
300,000 Janus Capital Group, Inc 4 .875 08/01/25 301,852
1,000,000 Jefferies Group LLC 4 .850 01/15/27 1,000,343
600,000 Jefferies Group LLC 6 .450 06/08/27 641,505
1,000,000 Jefferies Group LLC 4 .150 01/23/30 898,344
1,000,000 Jefferies Group LLC 2 .625 10/15/31 771,762
1,000,000 Jefferies Group LLC 2 .750 10/15/32 759,283
5,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 4,774,681
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 2,981,851
150,000 Lazard Group LLC 3 .750 02/13/25 147,119
200,000 Lazard Group LLC 3 .625 03/01/27 188,393
325,000 Lazard Group LLC 4 .500 09/19/28 311,535
425,000 Lazard Group LLC 4 .375 03/11/29 405,593
400,000 Legg Mason, Inc 5 .625 01/15/44 410,554
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 973,557
1,000,000 Lloyds Banking Group plc 3 .750 03/18/28 951,677
1,250,000 Main Street Capital Corp 3 .000 07/14/26 1,090,713
1,200,000 Moody's Corp 3 .250 01/15/28 1,135,840
300,000 Moody's Corp 4 .250 02/01/29 296,926
1,000,000 Moody's Corp 2 .000 08/19/31 815,522
1,000,000 Moody's Corp 2 .750 08/19/41 730,937
200,000 Moody's Corp 5 .250 07/15/44 200,558
300,000 Moody's Corp 4 .875 12/17/48 292,078
750,000 Moody's Corp 3 .250 05/20/50 556,698
1,000,000 Moody's Corp 3 .100 11/29/61 685,687
4,092,000 Morgan Stanley 3 .700 10/23/24 4,083,210
2,000,000 Morgan Stanley 3 .620 04/17/25 1,974,392
6,000,000 Morgan Stanley 0 .790 05/30/25 5,585,497
1,025,000 Morgan Stanley 2 .720 07/22/25 987,458
500,000 Morgan Stanley 4 .000 07/23/25 499,578
950,000 Morgan Stanley 5 .000 11/24/25 965,239
575,000 Morgan Stanley 3 .875 01/27/26 566,291
4,000,000 Morgan Stanley 2 .630 02/18/26 3,816,161
500,000 Morgan Stanley 3 .125 07/27/26 476,973
400,000 Morgan Stanley 4 .350 09/08/26 395,866
5,000,000 Morgan Stanley 0 .985 12/10/26 4,429,653
2,750,000 Morgan Stanley 3 .625 01/20/27 2,663,537
1,975,000 Morgan Stanley 3 .950 04/23/27 1,912,463
4,975,000 Morgan Stanley 1 .593 05/04/27 4,416,105
3,325,000 Morgan Stanley 1 .512 07/20/27 2,916,125
2,000,000 Morgan Stanley 4 .210 04/20/28 1,955,312
1,575,000 Morgan Stanley 3 .591 07/22/28 1,491,015
4,850,000 Morgan Stanley 3 .772 01/24/29 4,601,899
3,475,000 Morgan Stanley 4 .431 01/23/30 3,376,393
5,000,000 Morgan Stanley 2 .699 01/22/31 4,330,600
500,000 Morgan Stanley 3 .622 04/01/31 459,272
5,000,000 Morgan Stanley 1 .794 02/13/32 3,932,983
150,000 Morgan Stanley 7 .250 04/01/32 175,786
2,500,000 Morgan Stanley 1 .928 04/28/32 1,982,421
4,000,000 Morgan Stanley 2 .239 07/21/32 3,240,410
3,500,000 Morgan Stanley 2 .511 10/20/32 2,891,890
3,000,000 Morgan Stanley 2 .943 01/21/33 2,571,160
1,300,000 Morgan Stanley 2 .484 09/16/36 999,597
1,000,000 Morgan Stanley 5 .297 04/20/37 968,399
725,000 Morgan Stanley 3 .971 07/22/38 648,685
2,675,000 Morgan Stanley 4 .457 04/22/39 2,491,713
1,525,000 Morgan Stanley 3 .217 04/22/42 1,200,206
275,000 Morgan Stanley 6 .375 07/24/42 314,996
175,000 Morgan Stanley 4 .300 01/27/45 155,386
3,200,000 Morgan Stanley 4 .375 01/22/47 2,903,745

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 900,000 Morgan Stanley 5 .597% 03/24/51 $ 970,365
1,425,000 Morgan Stanley 2 .802 01/25/52 989,329
400,000 NASDAQ, Inc 3 .850 06/30/26 397,221
1,000,000 NASDAQ, Inc 1 .650 01/15/31 782,765
1,000,000 NASDAQ, Inc 2 .500 12/21/40 696,600
500,000 NASDAQ, Inc 3 .250 04/28/50 363,740
500,000 NASDAQ, Inc 3 .950 03/07/52 406,319
200,000 National Rural Utilities Cooperative Finance Corp 2 .700 02/15/23 199,576
200,000 National Rural Utilities Cooperative Finance Corp 3 .400 11/15/23 199,731
300,000 National Rural Utilities Cooperative Finance Corp 2 .950 02/07/24 296,877
400,000 National Rural Utilities Cooperative Finance Corp 2 .850 01/27/25 391,117
1,000,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 993,563
200,000 National Rural Utilities Cooperative Finance Corp 3 .250 11/01/25 195,066
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .000 06/15/26 897,891
1,000,000 National Rural Utilities Cooperative Finance Corp 3 .400 02/07/28 956,141
200,000 National Rural Utilities Cooperative Finance Corp 3 .900 11/01/28 194,556
300,000 National Rural Utilities Cooperative Finance Corp 3 .700 03/15/29 287,562
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 872,102
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 779,348
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 794,913
525,000 National Rural Utilities Cooperative Finance Corp 2 .750 04/15/32 457,123
500,000 National Rural Utilities Cooperative Finance Corp 4 .750 04/30/43 464,517
200,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 183,946
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 186,110
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 513,231
300,000 Navient Solutions LLC 0 .000 10/03/22 294,885
1,500,000 Nomura Holdings, Inc 2 .648 01/16/25 1,430,920
1,000,000 Nomura Holdings, Inc 1 .851 07/16/25 915,635
1,000,000 Nomura Holdings, Inc 1 .653 07/14/26 875,634
1,000,000 Nomura Holdings, Inc 2 .329 01/22/27 885,400
500,000 h Nomura Holdings, Inc 5 .386 07/06/27 500,196
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 842,329
1,000,000 Nomura Holdings, Inc 2 .710 01/22/29 853,615
500,000 h Nomura Holdings, Inc 5 .605 07/06/29 500,340
1,500,000 Nomura Holdings, Inc 3 .103 01/16/30 1,275,924
500,000 Nomura Holdings, Inc 2 .679 07/16/30 408,968
1,500,000 Nomura Holdings, Inc 2 .608 07/14/31 1,196,345
1,000,000 Nomura Holdings, Inc 2 .999 01/22/32 812,196
625,000 Northern Trust Corp 3 .950 10/30/25 627,548
500,000 Northern Trust Corp 3 .650 08/03/28 489,611
500,000 e Northern Trust Corp 3 .150 05/03/29 471,317
700,000 Northern Trust Corp 1 .950 05/01/30 594,460
100,000 Northern Trust Corp 3 .375 05/08/32 94,144
1,500,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 1,299,011
1,350,000 Oesterreichische Kontrollbank AG. 3 .125 11/07/23 1,352,247
1,250,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 1,181,533
1,500,000 Oesterreichische Kontrollbank AG. 1 .500 02/12/25 1,440,398
2,000,000 Oesterreichische Kontrollbank AG. 0 .375 09/17/25 1,831,740
2,500,000 Oesterreichische Kontrollbank AG. 0 .500 02/02/26 2,273,382
500,000 ORIX Corp 4 .050 01/16/24 500,842
500,000 ORIX Corp 3 .250 12/04/24 491,974
200,000 ORIX Corp 3 .700 07/18/27 193,751
1,000,000 e ORIX Corp 2 .250 03/09/31 836,088
1,000,000 ORIX Corp 4 .000 04/13/32 952,229
500,000 Owl Rock Capital Corp 4 .000 03/30/25 470,400
500,000 Owl Rock Capital Corp 3 .750 07/22/25 462,441
1,000,000 Owl Rock Capital Corp 4 .250 01/15/26 919,852
750,000 Owl Rock Capital Corp 3 .400 07/15/26 658,727
2,000,000 Owl Rock Capital Corp 2 .875 06/11/28 1,570,511
200,000 PACCAR Financial Corp 3 .400 08/09/23 200,026

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 2,000,000 PACCAR Financial Corp 0 .350% 08/11/23 $ 1,935,540
300,000 PACCAR Financial Corp 2 .150 08/15/24 291,663
500,000 PACCAR Financial Corp 2 .850 04/07/25 490,054
1,000,000 PACCAR Financial Corp 1 .100 05/11/26 904,121
3,000,000 Private Export Funding Corp (PEFCO) 1 .400 07/15/28 2,675,441
1,000,000 Prospect Capital Corp 3 .364 11/15/26 849,901
1,000,000 Prospect Capital Corp 3 .437 10/15/28 766,196
425,000 Raymond James Financial, Inc 4 .950 07/15/46 414,174
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 813,109
1,000,000 Royal Bank of Canada 3 .375 04/14/25 986,750
1,000,000 e Royal Bank of Canada 3 .625 05/04/27 969,289
500,000 Royal Bank of Canada 3 .875 05/04/32 476,918
500,000 S&P Global, Inc 2 .500 12/01/29 441,854
500,000 e S&P Global, Inc 1 .250 08/15/30 395,773
500,000 S&P Global, Inc 3 .250 12/01/49 390,479
500,000 S&P Global, Inc 2 .300 08/15/60 304,734
1,250,000 Shire Acquisitions Investments Ireland DAC 2 .875 09/23/23 1,236,011
1,400,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 1,344,656
1,500,000 e Sixth Street Specialty Lending, Inc 2 .500 08/01/26 1,309,781
300,000 State Street Corp 3 .776 12/03/24 299,423
750,000 State Street Corp 3 .300 12/16/24 744,737
375,000 State Street Corp 3 .550 08/18/25 372,669
1,000,000 State Street Corp 2 .354 11/01/25 961,735
500,000 State Street Corp 2 .901 03/30/26 483,927
650,000 State Street Corp 2 .650 05/19/26 621,640
1,000,000 State Street Corp 1 .684 11/18/27 897,886
300,000 State Street Corp 4 .141 12/03/29 293,416
750,000 State Street Corp 2 .400 01/24/30 654,146
1,375,000 State Street Corp 2 .200 03/03/31 1,124,426
500,000 State Street Corp 3 .031 11/01/34 442,417
100,000 Stifel Financial Corp 4 .250 07/18/24 100,066
500,000 Synchrony Financial 4 .375 03/19/24 496,956
250,000 Synchrony Financial 4 .250 08/15/24 248,448
600,000 Synchrony Financial 4 .500 07/23/25 583,752
300,000 Synchrony Financial 3 .700 08/04/26 277,767
900,000 Synchrony Financial 3 .950 12/01/27 820,435
500,000 Synchrony Financial 5 .150 03/19/29 467,781
2,000,000 Synchrony Financial 2 .875 10/28/31 1,515,649
1,000,000 Toronto-Dominion Bank 1 .950 01/12/27 904,591
1,000,000 Toronto-Dominion Bank 2 .800 03/10/27 935,643
3,000,000 Toronto-Dominion Bank 4 .108 06/08/27 2,966,597
1,000,000 e Toronto-Dominion Bank 2 .450 01/12/32 835,577
500,000 Toronto-Dominion Bank 3 .200 03/10/32 446,260
800,000 Toronto-Dominion Bank 4 .456 06/08/32 791,068
500,000 Toyota Motor Credit Corp 3 .450 09/20/23 501,256
400,000 Toyota Motor Credit Corp 3 .350 01/08/24 400,400
1,000,000 Toyota Motor Credit Corp 2 .000 10/07/24 966,541
3,000,000 Toyota Motor Credit Corp 1 .800 02/13/25 2,860,104
1,500,000 Toyota Motor Credit Corp 3 .400 04/14/25 1,486,789
1,000,000 Toyota Motor Credit Corp 0 .800 10/16/25 909,543
1,000,000 Toyota Motor Credit Corp 0 .800 01/09/26 902,887
4,000,000 Toyota Motor Credit Corp 1 .125 06/18/26 3,606,311
1,000,000 Toyota Motor Credit Corp 1 .900 01/13/27 918,825
1,000,000 Toyota Motor Credit Corp 3 .050 03/22/27 961,438
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 283,728
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 387,828
2,000,000 Toyota Motor Credit Corp 4 .450 06/29/29 2,024,308
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 562,712
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 211,671
1,000,000 Toyota Motor Credit Corp 1 .650 01/10/31 811,911

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 Toyota Motor Credit Corp 1 .900% 09/12/31 $ 820,098
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 859,582
750,000 Unilever Capital Corp 0 .375 09/14/23 726,389
300,000 Unilever Capital Corp 3 .250 03/07/24 300,312
1,100,000 Unilever Capital Corp 2 .600 05/05/24 1,084,362
500,000 Unilever Capital Corp 3 .375 03/22/25 496,555
450,000 Unilever Capital Corp 3 .100 07/30/25 444,118
800,000 Unilever Capital Corp 2 .900 05/05/27 768,721
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,120,884
200,000 Unilever Capital Corp 1 .750 08/12/31 164,895
430,000 Unilever Capital Corp 5 .900 11/15/32 486,588
550,000 Voya Financial, Inc 3 .650 06/15/26 532,440
200,000 Voya Financial, Inc 5 .700 07/15/43 203,130
200,000 Voya Financial, Inc 4 .800 06/15/46 186,096
TOTAL DIVERSIFIED FINANCIALS 522,065,821
ENERGY - 1 .6%
875,000 Baker Hughes a GE Co LLC 3 .337 12/15/27 826,150
1,000,000 Baker Hughes a GE Co LLC 3 .138 11/07/29 903,167
500,000 Baker Hughes a GE Co LLC 4 .486 05/01/30 492,817
800,000 Baker Hughes a GE Co LLC 5 .125 09/15/40 783,933
875,000 Baker Hughes a GE Co LLC 4 .080 12/15/47 739,720
1,000,000 Baker Hughes Holdings LLC 2 .061 12/15/26 917,237
200,000 Boardwalk Pipelines LP 3 .375 02/01/23 199,374
475,000 Boardwalk Pipelines LP 5 .950 06/01/26 493,236
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 435,380
500,000 Boardwalk Pipelines LP 4 .800 05/03/29 484,457
1,000,000 Boardwalk Pipelines LP 3 .400 02/15/31 852,628
800,000 BP Capital Markets America, Inc 3 .790 02/06/24 803,272
1,000,000 BP Capital Markets America, Inc 3 .194 04/06/25 987,214
700,000 BP Capital Markets America, Inc 3 .796 09/21/25 702,328
1,800,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,767,253
150,000 BP Capital Markets America, Inc 3 .119 05/04/26 145,477
200,000 BP Capital Markets America, Inc 3 .017 01/16/27 190,546
500,000 BP Capital Markets America, Inc 3 .588 04/14/27 487,345
750,000 BP Capital Markets America, Inc 3 .937 09/21/28 733,422
1,300,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,291,082
1,000,000 BP Capital Markets America, Inc 3 .633 04/06/30 946,066
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 818,467
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,721,580
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 779,236
2,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 1,451,935
950,000 BP Capital Markets America, Inc 2 .772 11/10/50 659,067
2,500,000 BP Capital Markets America, Inc 2 .939 06/04/51 1,787,499
1,000,000 BP Capital Markets America, Inc 3 .001 03/17/52 720,354
2,500,000 BP Capital Markets America, Inc 3 .379 02/08/61 1,846,949
925,000 BP Capital Markets plc 3 .279 09/19/27 885,568
300,000 BP Capital Markets plc 3 .723 11/28/28 290,675
600,000 Canadian Natural Resources Ltd 3 .800 04/15/24 595,833
700,000 Canadian Natural Resources Ltd 3 .900 02/01/25 692,564
750,000 Canadian Natural Resources Ltd 2 .050 07/15/25 701,686
1,125,000 Canadian Natural Resources Ltd 3 .850 06/01/27 1,078,136
750,000 Canadian Natural Resources Ltd 2 .950 07/15/30 658,035
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,718,162
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 757,649
3,658,000 Cenovus Energy, Inc 5 .375 07/15/25 3,765,014
200,000 e Cenovus Energy, Inc 2 .650 01/15/32 165,401
425,000 Cenovus Energy, Inc 3 .750 02/15/52 322,851
425,000 Chevron Corp 2 .895 03/03/24 423,921
400,000 Chevron Corp 3 .326 11/17/25 397,171

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,475,000 Chevron Corp 2 .954% 05/16/26 $ 2,411,976
2,225,000 Chevron Corp 1 .995 05/11/27 2,045,114
600,000 Chevron Corp 2 .236 05/11/30 526,566
1,000,000 Chevron Corp 3 .078 05/11/50 795,157
775,000 Columbia Pipeline Group, Inc 4 .500 06/01/25 781,380
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 307,959
750,000 ConocoPhillips 5 .900 10/15/32 821,776
77,000 ConocoPhillips Co 4 .150 11/15/34 71,362
1,700,000 g ConocoPhillips Co 3 .758 03/15/42 1,487,701
300,000 ConocoPhillips Co 4 .300 11/15/44 274,551
850,000 ConocoPhillips Co 3 .800 03/15/52 727,357
3,612,000 g ConocoPhillips Co 4 .025 03/15/62 3,058,854
750,000 ConocoPhillips Holding Co 6 .950 04/15/29 858,283
500,000 g Coterra Energy, Inc 4 .375 06/01/24 499,759
525,000 g Coterra Energy, Inc 3 .900 05/15/27 503,362
300,000 g Coterra Energy, Inc 4 .375 03/15/29 294,258
2,000,000 Devon Energy Corp 4 .500 01/15/30 1,889,201
885,000 Devon Energy Corp 5 .600 07/15/41 879,080
700,000 Devon Energy Corp 4 .750 05/15/42 634,820
1,100,000 Devon Energy Corp 5 .000 06/15/45 1,020,072
425,000 Diamondback Energy, Inc 3 .250 12/01/26 414,646
1,000,000 Diamondback Energy, Inc 3 .500 12/01/29 915,964
650,000 Diamondback Energy, Inc 3 .125 03/24/31 566,119
1,000,000 Diamondback Energy, Inc 4 .400 03/24/51 851,518
450,000 Diamondback Energy, Inc 4 .250 03/15/52 373,210
750,000 g Eastern Gas Transmission & Storage, Inc 3 .000 11/15/29 675,874
200,000 g Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 187,023
200,000 g Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 183,300
300,000 El Paso Corp 7 .750 01/15/32 350,031
300,000 Enable Midstream Partners LP 3 .900 05/15/24 297,670
200,000 Enable Midstream Partners LP 4 .400 03/15/27 193,683
1,250,000 Enable Midstream Partners LP 4 .950 05/15/28 1,221,836
500,000 Enable Midstream Partners LP 4 .150 09/15/29 457,710
100,000 Enable Midstream Partners LP 5 .000 05/15/44 83,491
1,200,000 Enbridge Energy Partners LP 5 .875 10/15/25 1,250,021
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 298,257
200,000 Enbridge Energy Partners LP 7 .375 10/15/45 238,235
300,000 Enbridge, Inc 4 .000 10/01/23 301,175
250,000 Enbridge, Inc 2 .500 01/15/25 240,551
1,500,000 Enbridge, Inc 1 .600 10/04/26 1,335,274
100,000 Enbridge, Inc 4 .250 12/01/26 98,965
100,000 Enbridge, Inc 3 .700 07/15/27 95,769
500,000 Enbridge, Inc 3 .125 11/15/29 451,978
1,500,000 Enbridge, Inc 2 .500 08/01/33 1,212,239
300,000 Enbridge, Inc 4 .500 06/10/44 262,706
925,000 Enbridge, Inc 5 .500 12/01/46 951,431
1,000,000 Enbridge, Inc 4 .000 11/15/49 834,894
2,000,000 Enbridge, Inc 3 .400 08/01/51 1,503,260
200,000 Energy Transfer Operating LP 4 .200 09/15/23 200,297
500,000 Energy Transfer Operating LP 4 .900 02/01/24 502,893
2,775,000 Energy Transfer Operating LP 4 .500 04/15/24 2,776,267
825,000 Energy Transfer Operating LP 4 .050 03/15/25 812,572
400,000 Energy Transfer Operating LP 2 .900 05/15/25 380,193
325,000 Energy Transfer Operating LP 4 .750 01/15/26 323,783
250,000 Energy Transfer Operating LP 4 .200 04/15/27 239,988
350,000 Energy Transfer Operating LP 4 .950 06/15/28 344,885
2,600,000 Energy Transfer Operating LP 5 .250 04/15/29 2,575,187
3,125,000 Energy Transfer Operating LP 3 .750 05/15/30 2,816,308
400,000 Energy Transfer Operating LP 4 .900 03/15/35 358,750
500,000 Energy Transfer Operating LP 5 .800 06/15/38 468,339

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 140,000 Energy Transfer Operating LP 7 .500% 07/01/38 $ 149,958
650,000 Energy Transfer Operating LP 6 .500 02/01/42 647,832
200,000 Energy Transfer Operating LP 5 .150 02/01/43 170,345
200,000 Energy Transfer Operating LP 5 .950 10/01/43 186,346
550,000 Energy Transfer Operating LP 5 .150 03/15/45 470,273
625,000 Energy Transfer Operating LP 6 .125 12/15/45 596,111
500,000 Energy Transfer Operating LP 5 .300 04/15/47 432,951
1,025,000 Energy Transfer Operating LP 6 .000 06/15/48 962,894
2,750,000 Energy Transfer Operating LP 6 .250 04/15/49 2,665,619
2,175,000 Energy Transfer Operating LP 5 .000 05/15/50 1,850,804
950,000 Enterprise Products Operating LLC 3 .900 02/15/24 948,822
225,000 Enterprise Products Operating LLC 3 .750 02/15/25 222,306
450,000 Enterprise Products Operating LLC 3 .700 02/15/26 442,253
3,065,000 Enterprise Products Operating LLC 3 .950 02/15/27 3,015,909
725,000 Enterprise Products Operating LLC 4 .150 10/16/28 708,277
450,000 Enterprise Products Operating LLC 3 .125 07/31/29 404,971
2,250,000 Enterprise Products Operating LLC 2 .800 01/31/30 1,969,821
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 507,297
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 182,735
525,000 Enterprise Products Operating LLC 4 .850 08/15/42 481,402
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 283,097
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,617,071
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 728,948
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 456,923
675,000 Enterprise Products Operating LLC 4 .250 02/15/48 567,796
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,238,053
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 792,184
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 605,608
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 718,100
425,000 Enterprise Products Operating LLC 3 .300 02/15/53 309,140
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 182,421
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,286,275
200,000 Enterprise Products Operating LLC 4 .875 08/16/77 159,483
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 581,547
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 315,742
475,000 EOG Resources, Inc 4 .150 01/15/26 478,624
500,000 EOG Resources, Inc 4 .375 04/15/30 501,979
200,000 EOG Resources, Inc 3 .900 04/01/35 184,580
200,000 EOG Resources, Inc 5 .100 01/15/36 197,820
500,000 EOG Resources, Inc 4 .950 04/15/50 516,455
3,000,000 EQT Corp 6 .625 02/01/25 3,086,190
475,000 Equinor ASA 2 .650 01/15/24 469,632
150,000 Equinor ASA 3 .700 03/01/24 150,651
500,000 Equinor ASA 3 .250 11/10/24 496,967
500,000 Equinor ASA 2 .875 04/06/25 490,695
400,000 Equinor ASA 1 .750 01/22/26 372,711
500,000 Equinor ASA 3 .000 04/06/27 481,132
1,500,000 e Equinor ASA 3 .625 09/10/28 1,465,839
300,000 Equinor ASA 3 .125 04/06/30 278,166
1,175,000 Equinor ASA 2 .375 05/22/30 1,029,757
300,000 Equinor ASA 3 .625 04/06/40 263,075
200,000 Equinor ASA 5 .100 08/17/40 207,345
400,000 Equinor ASA 4 .250 11/23/41 374,244
300,000 Equinor ASA 3 .950 05/15/43 266,202
1,300,000 Equinor ASA 4 .800 11/08/43 1,298,195
750,000 Equinor ASA 3 .250 11/18/49 594,676
1,300,000 Equinor ASA 3 .700 04/06/50 1,117,779
175,000 Exxon Mobil Corp 3 .176 03/15/24 174,997
3,000,000 Exxon Mobil Corp 2 .992 03/19/25 2,953,725
4,177,000 Exxon Mobil Corp 3 .043 03/01/26 4,096,780

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Exxon Mobil Corp 2 .275% 08/16/26 $ 947,950
1,750,000 Exxon Mobil Corp 3 .294 03/19/27 1,723,569
1,000,000 Exxon Mobil Corp 2 .440 08/16/29 899,653
750,000 Exxon Mobil Corp 3 .482 03/19/30 719,291
750,000 Exxon Mobil Corp 2 .610 10/15/30 673,419
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 816,392
1,750,000 Exxon Mobil Corp 4 .227 03/19/40 1,653,625
500,000 Exxon Mobil Corp 3 .567 03/06/45 421,739
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 1,117,007
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 1,093,185
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,979,640
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 2,287,512
75,000 Halliburton Co 3 .800 11/15/25 74,254
1,000,000 e Halliburton Co 2 .920 03/01/30 883,111
500,000 Halliburton Co 4 .850 11/15/35 480,775
125,000 Halliburton Co 6 .700 09/15/38 137,320
125,000 Halliburton Co 7 .450 09/15/39 145,718
750,000 Halliburton Co 4 .750 08/01/43 666,548
2,825,000 Halliburton Co 5 .000 11/15/45 2,590,542
1,000,000 Helmerich & Payne, Inc 2 .900 09/29/31 856,970
200,000 Hess Corp 3 .500 07/15/24 196,892
2,100,000 Hess Corp 4 .300 04/01/27 2,047,055
200,000 Hess Corp 6 .000 01/15/40 204,337
1,190,000 Hess Corp 5 .600 02/15/41 1,159,408
900,000 Hess Corp 5 .800 04/01/47 897,579
825,000 Husky Energy, Inc 4 .400 04/15/29 794,886
130,000 Husky Energy, Inc 6 .800 09/15/37 143,302
300,000 Kinder Morgan Energy Partners LP 4 .150 02/01/24 300,050
500,000 Kinder Morgan Energy Partners LP 4 .250 09/01/24 500,267
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 323,018
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 551,307
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 335,971
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 437,435
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 374,718
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 184,275
1,500,000 Kinder Morgan, Inc 1 .750 11/15/26 1,330,662
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,748,205
450,000 Kinder Morgan, Inc 2 .000 02/15/31 360,011
3,300,000 Kinder Morgan, Inc 5 .300 12/01/34 3,223,567
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,506,870
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 2,123,828
500,000 Kinder Morgan, Inc 3 .250 08/01/50 348,058
2,500,000 Kinder Morgan, Inc 3 .600 02/15/51 1,840,708
900,000 Magellan Midstream Partners LP 5 .000 03/01/26 920,101
475,000 Magellan Midstream Partners LP 3 .250 06/01/30 422,271
225,000 Magellan Midstream Partners LP 4 .250 09/15/46 187,707
425,000 Magellan Midstream Partners LP 4 .200 10/03/47 349,601
525,000 Magellan Midstream Partners LP 4 .850 02/01/49 469,296
1,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,183,078
1,475,000 Marathon Oil Corp 4 .400 07/15/27 1,440,052
505,000 Marathon Oil Corp 6 .600 10/01/37 534,153
600,000 Marathon Oil Corp 5 .200 06/01/45 549,953
2,175,000 Marathon Petroleum Corp 3 .625 09/15/24 2,151,834
500,000 Marathon Petroleum Corp 4 .700 05/01/25 505,854
200,000 Marathon Petroleum Corp 3 .800 04/01/28 189,375
800,000 Marathon Petroleum Corp 6 .500 03/01/41 873,195
450,000 Marathon Petroleum Corp 4 .750 09/15/44 396,441
250,000 Marathon Petroleum Corp 5 .850 12/15/45 239,427
600,000 Marathon Petroleum Corp 4 .500 04/01/48 504,492
200,000 Marathon Petroleum Corp 5 .000 09/15/54 179,633

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 200,000 MPLX LP 3 .500% 12/01/22 $ 199,901
175,000 MPLX LP 3 .375 03/15/23 174,512
1,000,000 MPLX LP 4 .875 12/01/24 1,006,820
2,500,000 MPLX LP 4 .875 06/01/25 2,511,890
2,800,000 MPLX LP 1 .750 03/01/26 2,520,952
100,000 MPLX LP 4 .125 03/01/27 96,682
150,000 MPLX LP 4 .250 12/01/27 144,746
475,000 MPLX LP 4 .000 03/15/28 451,216
1,200,000 MPLX LP 4 .800 02/15/29 1,179,988
1,125,000 MPLX LP 2 .650 08/15/30 939,079
975,000 MPLX LP 4 .500 04/15/38 854,851
375,000 MPLX LP 5 .200 03/01/47 339,943
700,000 MPLX LP 5 .200 12/01/47 628,825
825,000 MPLX LP 4 .700 04/15/48 693,521
850,000 MPLX LP 5 .500 02/15/49 788,396
1,600,000 MPLX LP 4 .900 04/15/58 1,320,335
500,000 National Oilwell Varco, Inc 3 .600 12/01/29 449,021
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 586,792
175,000 ONEOK, Inc 2 .750 09/01/24 169,215
100,000 ONEOK, Inc 5 .850 01/15/26 103,655
1,300,000 ONEOK, Inc 4 .000 07/13/27 1,251,915
725,000 ONEOK, Inc 4 .550 07/15/28 700,929
325,000 ONEOK, Inc 4 .350 03/15/29 305,676
500,000 ONEOK, Inc 3 .400 09/01/29 441,404
500,000 ONEOK, Inc 3 .100 03/15/30 429,862
175,000 ONEOK, Inc 6 .350 01/15/31 182,805
675,000 ONEOK, Inc 4 .950 07/13/47 575,495
1,350,000 ONEOK, Inc 5 .200 07/15/48 1,196,922
1,000,000 ONEOK, Inc 4 .450 09/01/49 796,435
500,000 ONEOK, Inc 4 .500 03/15/50 400,464
300,000 ONEOK, Inc 7 .150 01/15/51 317,892
15,000 Petroleos Mexicanos 1 .700 12/20/22 14,916
15,000 Petroleos Mexicanos 2 .000 12/20/22 14,936
675,000 Phillips 66 0 .900 02/15/24 642,757
1,000,000 Phillips 66 3 .850 04/09/25 993,814
925,000 Phillips 66 1 .300 02/15/26 831,943
1,000,000 Phillips 66 3 .900 03/15/28 971,353
738,000 Phillips 66 4 .650 11/15/34 716,261
125,000 Phillips 66 5 .875 05/01/42 135,832
2,375,000 Phillips 66 4 .875 11/15/44 2,303,409
825,000 Phillips 66 3 .300 03/15/52 614,041
500,000 g Phillips 66 Co 2 .450 12/15/24 479,344
100,000 g Phillips 66 Co 3 .550 10/01/26 97,117
675,000 g Phillips 66 Co 3 .750 03/01/28 641,620
500,000 g Phillips 66 Co 3 .150 12/15/29 449,073
425,000 g Phillips 66 Co 4 .680 02/15/45 392,694
350,000 g Phillips 66 Co 4 .900 10/01/46 331,663
2,000,000 Pioneer Natural Resources Co 1 .125 01/15/26 1,787,011
1,500,000 Pioneer Natural Resources Co 1 .900 08/15/30 1,225,081
750,000 Pioneer Natural Resources Co 2 .150 01/15/31 617,497
200,000 Plains All American Pipeline LP 2 .850 01/31/23 199,077
400,000 Plains All American Pipeline LP 3 .850 10/15/23 397,692
575,000 Plains All American Pipeline LP 3 .600 11/01/24 562,395
1,025,000 Plains All American Pipeline LP 4 .650 10/15/25 1,014,862
2,075,000 Plains All American Pipeline LP 4 .500 12/15/26 2,039,239
1,450,000 Plains All American Pipeline LP 3 .550 12/15/29 1,277,536
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 883,924
100,000 Plains All American Pipeline LP 6 .650 01/15/37 99,793
250,000 Plains All American Pipeline LP 5 .150 06/01/42 209,822
300,000 Plains All American Pipeline LP 4 .700 06/15/44 237,347

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 300,000 Plains All American Pipeline LP 4 .900% 02/15/45 $ 241,263
690,000 Sabine Pass Liquefaction LLC 5 .750 05/15/24 703,689
1,775,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 1,810,330
275,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 284,138
2,675,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 2,681,473
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 528,967
1,500,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 1,437,477
1,000,000 Schlumberger Investment S.A. 3 .650 12/01/23 1,003,364
1,500,000 Schlumberger Investment S.A. 2 .650 06/26/30 1,320,356
5,075,000 Shell International Finance BV 3 .250 05/11/25 5,012,727
2,075,000 Shell International Finance BV 2 .875 05/10/26 2,003,188
925,000 Shell International Finance BV 2 .500 09/12/26 878,804
1,225,000 Shell International Finance BV 3 .875 11/13/28 1,208,445
3,000,000 Shell International Finance BV 2 .375 11/07/29 2,648,295
1,000,000 Shell International Finance BV 2 .750 04/06/30 902,471
500,000 Shell International Finance BV 4 .125 05/11/35 476,094
350,000 Shell International Finance BV 6 .375 12/15/38 406,275
100,000 Shell International Finance BV 5 .500 03/25/40 107,224
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,160,907
1,200,000 Shell International Finance BV 4 .550 08/12/43 1,138,317
2,025,000 Shell International Finance BV 4 .375 05/11/45 1,882,692
650,000 Shell International Finance BV 4 .000 05/10/46 578,806
3,180,000 Shell International Finance BV 3 .750 09/12/46 2,715,434
1,500,000 Shell International Finance BV 3 .125 11/07/49 1,150,459
1,500,000 Shell International Finance BV 3 .250 04/06/50 1,181,898
1,000,000 Shell International Finance BV 3 .000 11/26/51 748,568
200,000 Spectra Energy Partners LP 4 .750 03/15/24 201,580
400,000 Spectra Energy Partners LP 3 .500 03/15/25 391,634
1,100,000 Spectra Energy Partners LP 3 .375 10/15/26 1,046,214
200,000 Spectra Energy Partners LP 5 .950 09/25/43 208,444
600,000 Spectra Energy Partners LP 4 .500 03/15/45 522,068
250,000 Suncor Energy, Inc 6 .800 05/15/38 280,591
1,625,000 Suncor Energy, Inc 6 .500 06/15/38 1,796,572
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,323,886
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 805,456
300,000 Sunoco Logistics Partners Operations LP 4 .250 04/01/24 299,995
200,000 Sunoco Logistics Partners Operations LP 5 .950 12/01/25 207,000
400,000 Sunoco Logistics Partners Operations LP 3 .900 07/15/26 384,351
100,000 Sunoco Logistics Partners Operations LP 6 .100 02/15/42 92,996
300,000 Sunoco Logistics Partners Operations LP 5 .300 04/01/44 260,227
200,000 Sunoco Logistics Partners Operations LP 5 .350 05/15/45 174,147
1,225,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 1,074,783
2,000,000 h Targa Resources Corp 5 .200 07/01/27 2,008,650
350,000 Targa Resources Corp 4 .200 02/01/33 317,046
575,000 Targa Resources Corp 4 .950 04/15/52 492,746
1,250,000 h Targa Resources Corp 6 .250 07/01/52 1,253,942
1,000,000 Targa Resources Partners LP 6 .875 01/15/29 1,020,500
1,000,000 Targa Resources Partners LP 5 .500 03/01/30 954,180
300,000 Total Capital Canada Ltd 2 .750 07/15/23 297,809
750,000 Total Capital International S.A. 3 .700 01/15/24 752,199
450,000 Total Capital International S.A. 3 .750 04/10/24 451,253
500,000 Total Capital International S.A. 2 .434 01/10/25 486,167
900,000 Total Capital International S.A. 3 .455 02/19/29 856,695
1,300,000 Total Capital International S.A. 2 .829 01/10/30 1,177,830
775,000 Total Capital International S.A. 2 .986 06/29/41 610,539
500,000 Total Capital International S.A. 3 .461 07/12/49 404,157
1,500,000 Total Capital International S.A. 3 .127 05/29/50 1,146,600
1,000,000 Total Capital International S.A. 3 .386 06/29/60 762,333
1,125,000 Total Capital S.A. 3 .883 10/11/28 1,107,057
1,225,000 TransCanada PipeLines Ltd 4 .875 01/15/26 1,243,673

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 4,000,000 TransCanada PipeLines Ltd 4 .100% 04/15/30 $ 3,820,544
1,000,000 TransCanada PipeLines Ltd 2 .500 10/12/31 831,264
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,847,083
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 108,671
500,000 TransCanada PipeLines Ltd 4 .750 05/15/38 472,639
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 245,914
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 134,801
1,200,000 TransCanada PipeLines Ltd 5 .000 10/16/43 1,148,555
750,000 TransCanada PipeLines Ltd 4 .875 05/15/48 719,112
1,425,000 TransCanada PipeLines Ltd 5 .100 03/15/49 1,407,129
700,000 Transcontinental Gas Pipe Line Co LLC 7 .850 02/01/26 773,012
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,162,642
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 449,020
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 770,397
500,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 415,021
1,000,000 Vale Overseas Ltd 3 .750 07/08/30 876,510
1,164,000 Vale Overseas Ltd 6 .875 11/21/36 1,249,554
306,000 Valero Energy Corp 2 .850 04/15/25 295,722
750,000 Valero Energy Corp 2 .150 09/15/27 667,545
500,000 Valero Energy Corp 4 .350 06/01/28 486,209
2,075,000 Valero Energy Corp 4 .000 04/01/29 1,962,932
1,500,000 Valero Energy Corp 2 .800 12/01/31 1,258,637
455,000 Valero Energy Corp 7 .500 04/15/32 523,306
850,000 Valero Energy Corp 6 .625 06/15/37 923,498
300,000 Valero Energy Corp 4 .900 03/15/45 273,404
1,500,000 Valero Energy Corp 3 .650 12/01/51 1,121,715
1,000,000 Valero Energy Corp 4 .000 06/01/52 797,693
300,000 Valero Energy Partners LP 4 .500 03/15/28 295,672
3,500,000 Williams Cos, Inc 2 .600 03/15/31 2,929,345
1,500,000 Williams Cos, Inc 3 .500 10/15/51 1,115,802
300,000 Williams Partners LP 4 .500 11/15/23 302,084
150,000 Williams Partners LP 3 .900 01/15/25 148,183
925,000 Williams Partners LP 4 .000 09/15/25 910,559
1,300,000 Williams Partners LP 3 .750 06/15/27 1,241,370
300,000 Williams Partners LP 6 .300 04/15/40 317,442
300,000 Williams Partners LP 5 .800 11/15/43 299,333
300,000 Williams Partners LP 5 .400 03/04/44 285,758
1,000,000 Williams Partners LP 4 .900 01/15/45 897,402
225,000 Williams Partners LP 5 .100 09/15/45 209,583
1,700,000 Williams Partners LP 4 .850 03/01/48 1,537,676
TOTAL ENERGY 323,359,266
FOOD & STAPLES RETAILING - 0 .2%
400,000 Costco Wholesale Corp 2 .750 05/18/24 397,267
625,000 Costco Wholesale Corp 3 .000 05/18/27 606,262
475,000 Costco Wholesale Corp 1 .375 06/20/27 426,131
725,000 Costco Wholesale Corp 1 .600 04/20/30 611,536
1,800,000 e Costco Wholesale Corp 1 .750 04/20/32 1,480,702
69,000 Delhaize Group S.A. 5 .700 10/01/40 72,090
200,000 Kroger Co 3 .850 08/01/23 200,764
300,000 Kroger Co 4 .000 02/01/24 301,031
100,000 Kroger Co 3 .500 02/01/26 98,899
1,275,000 Kroger Co 2 .650 10/15/26 1,192,682
175,000 Kroger Co 3 .700 08/01/27 169,653
1,150,000 Kroger Co 4 .500 01/15/29 1,144,531
250,000 Kroger Co 2 .200 05/01/30 210,987
1,500,000 e Kroger Co 1 .700 01/15/31 1,195,995
100,000 Kroger Co 6 .900 04/15/38 116,360
250,000 Kroger Co 5 .000 04/15/42 241,671
300,000 Kroger Co 5 .150 08/01/43 293,878

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD & STAPLES RETAILING—continued
$ 300,000 Kroger Co 3 .875% 10/15/46 $ 249,187
900,000 Kroger Co 4 .450 02/01/47 812,756
700,000 Kroger Co 4 .650 01/15/48 651,869
300,000 Kroger Co 5 .400 01/15/49 313,910
500,000 Kroger Co 3 .950 01/15/50 421,819
125,000 SYSCO Corp 3 .750 10/01/25 123,975
350,000 SYSCO Corp 3 .300 07/15/26 338,492
1,000,000 SYSCO Corp 2 .400 02/15/30 852,805
332,000 SYSCO Corp 5 .950 04/01/30 353,965
400,000 SYSCO Corp 2 .450 12/14/31 332,124
300,000 SYSCO Corp 4 .850 10/01/45 276,887
500,000 SYSCO Corp 4 .500 04/01/46 444,821
250,000 SYSCO Corp 4 .450 03/15/48 219,455
550,000 SYSCO Corp 3 .300 02/15/50 410,111
905,000 SYSCO Corp 6 .600 04/01/50 1,043,619
675,000 SYSCO Corp 3 .150 12/14/51 482,681
622,000 Walgreens Boots Alliance, Inc 3 .450 06/01/26 604,853
750,000 Walgreens Boots Alliance, Inc 3 .200 04/15/30 662,073
1,400,000 Walgreens Boots Alliance, Inc 4 .500 11/18/34 1,283,300
525,000 Walgreens Boots Alliance, Inc 4 .650 06/01/46 465,927
750,000 e Walgreens Boots Alliance, Inc 4 .100 04/15/50 591,578
1,475,000 Walmart, Inc 2 .550 04/11/23 1,474,955
1,100,000 Walmart, Inc 3 .400 06/26/23 1,103,214
1,250,000 Walmart, Inc 3 .300 04/22/24 1,252,402
500,000 Walmart, Inc 1 .050 09/17/26 454,665
1,000,000 Walmart, Inc 1 .500 09/22/28 877,009
21,000 Walmart, Inc 2 .375 09/24/29 19,074
1,750,000 Walmart, Inc 1 .800 09/22/31 1,485,758
825,000 Walmart, Inc 2 .500 09/22/41 641,071
1,500,000 Walmart, Inc 2 .650 09/22/51 1,127,652
TOTAL FOOD & STAPLES RETAILING 28,132,446
FOOD, BEVERAGE & TOBACCO - 0 .9%
1,300,000 Altria Group, Inc 2 .350 05/06/25 1,227,462
727,000 Altria Group, Inc 4 .400 02/14/26 714,135
700,000 e Altria Group, Inc 2 .625 09/16/26 644,362
800,000 Altria Group, Inc 3 .400 05/06/30 678,611
1,175,000 Altria Group, Inc 2 .450 02/04/32 884,926
800,000 Altria Group, Inc 5 .800 02/14/39 727,024
1,500,000 Altria Group, Inc 3 .400 02/04/41 992,912
925,000 Altria Group, Inc 4 .250 08/09/42 690,633
300,000 Altria Group, Inc 4 .500 05/02/43 225,090
775,000 Altria Group, Inc 5 .375 01/31/44 658,847
900,000 Altria Group, Inc 3 .875 09/16/46 605,445
1,875,000 Altria Group, Inc 5 .950 02/14/49 1,642,985
1,000,000 Altria Group, Inc 4 .450 05/06/50 720,052
1,000,000 Altria Group, Inc 3 .700 02/04/51 639,151
1,000,000 Altria Group, Inc 4 .000 02/04/61 651,579
1,125,000 Anheuser-Busch InBev Finance, Inc 4 .625 02/01/44 1,008,694
625,000 Anheuser-Busch InBev Worldwide, Inc 4 .900 01/23/31 640,725
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4 .375 04/15/38 1,559,132
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 129,102
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450 01/23/39 2,719,666
500,000 Anheuser-Busch InBev Worldwide, Inc 4 .350 06/01/40 447,421
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 142,778
425,000 Anheuser-Busch InBev Worldwide, Inc 4 .600 04/15/48 381,562
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,547,134
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550 01/23/49 2,068,174
5,441,000 Anheuser-Busch InBev Worldwide, Inc 4 .500 06/01/50 4,891,328
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 04/15/58 1,543,723

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 2,150,000 Anheuser-Busch InBev Worldwide, Inc 5 .800% 01/23/59 $ 2,236,183
500,000 Anheuser-Busch InBev Worldwide, Inc 4 .600 06/01/60 437,058
3,075,000 Archer-Daniels-Midland Co 2 .500 08/11/26 2,943,384
1,500,000 Archer-Daniels-Midland Co 3 .250 03/27/30 1,410,742
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 450,987
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 802,956
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 729,656
3,950,000 BAT Capital Corp 3 .222 08/15/24 3,839,423
500,000 BAT Capital Corp 2 .789 09/06/24 483,761
3,525,000 BAT Capital Corp 3 .557 08/15/27 3,224,806
400,000 BAT Capital Corp 2 .259 03/25/28 335,095
275,000 BAT Capital Corp 4 .906 04/02/30 255,414
650,000 BAT Capital Corp 2 .726 03/25/31 514,802
1,400,000 BAT Capital Corp 4 .390 08/15/37 1,110,607
475,000 BAT Capital Corp 3 .734 09/25/40 333,065
2,625,000 BAT Capital Corp 4 .540 08/15/47 1,924,666
900,000 BAT Capital Corp 4 .758 09/06/49 678,587
500,000 BAT Capital Corp 5 .282 04/02/50 407,895
1,000,000 BAT Capital Corp 3 .984 09/25/50 688,951
5,000,000 BAT International Finance plc 1 .668 03/25/26 4,424,412
500,000 BAT International Finance plc 4 .448 03/16/28 473,329
200,000 Brown-Forman Corp 3 .500 04/15/25 199,628
200,000 Brown-Forman Corp 4 .000 04/15/38 179,848
200,000 Brown-Forman Corp 4 .500 07/15/45 184,624
500,000 Bunge Ltd 1 .630 08/17/25 460,605
125,000 Bunge Ltd 3 .250 08/15/26 118,636
500,000 Bunge Ltd 3 .750 09/25/27 481,065
1,500,000 Bunge Ltd 2 .750 05/14/31 1,238,069
215,000 Campbell Soup Co 3 .650 03/15/23 215,420
500,000 Campbell Soup Co 3 .950 03/15/25 498,736
725,000 Campbell Soup Co 4 .150 03/15/28 711,956
500,000 Campbell Soup Co 2 .375 04/24/30 421,949
800,000 Campbell Soup Co 4 .800 03/15/48 743,591
500,000 Campbell Soup Co 3 .125 04/24/50 353,186
300,000 Coca-Cola Bottling Co Consolidated 3 .800 11/25/25 296,520
1,000,000 e Coca-Cola Co 1 .450 06/01/27 904,981
1,000,000 Coca-Cola Co 1 .500 03/05/28 889,141
2,000,000 e Coca-Cola Co 1 .000 03/15/28 1,726,930
600,000 Coca-Cola Co 2 .125 09/06/29 535,594
300,000 Coca-Cola Co 3 .450 03/25/30 291,809
800,000 Coca-Cola Co 1 .650 06/01/30 678,381
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,293,381
2,000,000 Coca-Cola Co 1 .375 03/15/31 1,627,996
2,000,000 Coca-Cola Co 2 .250 01/05/32 1,742,070
725,000 Coca-Cola Co 2 .500 06/01/40 567,223
1,000,000 Coca-Cola Co 2 .875 05/05/41 819,066
1,500,000 Coca-Cola Co 2 .600 06/01/50 1,117,002
1,500,000 Coca-Cola Co 3 .000 03/05/51 1,211,197
1,000,000 Coca-Cola Co 2 .750 06/01/60 707,219
1,500,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 1,340,040
200,000 Coca-Cola Femsa SAB de C.V. 5 .250 11/26/43 201,616
475,000 ConAgra Brands, Inc 0 .500 08/11/23 457,846
1,000,000 ConAgra Brands, Inc 4 .300 05/01/24 1,003,828
450,000 ConAgra Brands, Inc 4 .600 11/01/25 451,661
500,000 ConAgra Brands, Inc 1 .375 11/01/27 417,343
100,000 ConAgra Brands, Inc 7 .000 10/01/28 108,014
1,575,000 ConAgra Brands, Inc 4 .850 11/01/28 1,553,365
750,000 ConAgra Brands, Inc 5 .300 11/01/38 707,122
750,000 ConAgra Brands, Inc 5 .400 11/01/48 708,293
100,000 Constellation Brands, Inc 4 .400 11/15/25 100,459

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 750,000 Constellation Brands, Inc 3 .700% 12/06/26 $ 730,154
300,000 Constellation Brands, Inc 3 .500 05/09/27 287,991
1,000,000 Constellation Brands, Inc 4 .350 05/09/27 991,513
700,000 Constellation Brands, Inc 3 .600 02/15/28 664,104
300,000 Constellation Brands, Inc 4 .650 11/15/28 298,001
1,000,000 Constellation Brands, Inc 3 .150 08/01/29 900,062
100,000 Constellation Brands, Inc 2 .875 05/01/30 86,990
425,000 Constellation Brands, Inc 2 .250 08/01/31 344,673
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 993,738
300,000 Constellation Brands, Inc 4 .100 02/15/48 255,601
300,000 Constellation Brands, Inc 5 .250 11/15/48 294,500
1,250,000 Constellation Brands, Inc 3 .750 05/01/50 998,452
750,000 Diageo Capital plc 2 .125 10/24/24 723,467
500,000 Diageo Capital plc 1 .375 09/29/25 466,511
425,000 Diageo Capital plc 3 .875 05/18/28 422,488
1,033,000 Diageo Capital plc 2 .000 04/29/30 881,227
1,900,000 Diageo Capital plc 2 .125 04/29/32 1,584,611
200,000 Diageo Capital plc 5 .875 09/30/36 224,276
400,000 Diageo Capital plc 3 .875 04/29/43 354,364
100,000 Flowers Foods, Inc 3 .500 10/01/26 95,856
400,000 Flowers Foods, Inc 2 .400 03/15/31 329,918
200,000 Fomento Economico Mexicano SAB de C.V. 2 .875 05/10/23 197,334
300,000 Fomento Economico Mexicano SAB de C.V. 4 .375 05/10/43 267,728
2,500,000 Fomento Economico Mexicano SAB de C.V. 3 .500 01/16/50 1,950,350
500,000 General Mills, Inc 3 .650 02/15/24 501,730
150,000 General Mills, Inc 4 .000 04/17/25 149,882
800,000 General Mills, Inc 3 .200 02/10/27 768,904
2,300,000 General Mills, Inc 4 .200 04/17/28 2,281,912
100,000 General Mills, Inc 2 .875 04/15/30 88,581
1,000,000 e General Mills, Inc 2 .250 10/14/31 819,895
951,000 e General Mills, Inc 3 .000 02/01/51 690,991
300,000 Hershey Co 2 .050 11/15/24 291,354
500,000 Hershey Co 0 .900 06/01/25 462,984
300,000 Hershey Co 2 .450 11/15/29 268,671
500,000 Hershey Co 1 .700 06/01/30 421,694
300,000 Hershey Co 3 .375 08/15/46 251,645
300,000 Hershey Co 3 .125 11/15/49 237,796
100,000 Hershey Co 2 .650 06/01/50 73,049
1,500,000 e Hormel Foods Corp 1 .700 06/03/28 1,324,974
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,257,656
500,000 e Hormel Foods Corp 3 .050 06/03/51 385,009
300,000 Ingredion, Inc 3 .200 10/01/26 286,585
750,000 Ingredion, Inc 3 .900 06/01/50 602,163
425,000 J M Smucker Co 2 .125 03/15/32 343,699
550,000 J M Smucker Co 2 .750 09/15/41 384,807
1,475,000 JM Smucker Co 3 .500 03/15/25 1,457,648
200,000 JM Smucker Co 3 .375 12/15/27 191,153
150,000 JM Smucker Co 2 .375 03/15/30 127,235
300,000 JM Smucker Co 4 .250 03/15/35 277,222
300,000 JM Smucker Co 4 .375 03/15/45 263,361
400,000 JM Smucker Co 3 .550 03/15/50 301,157
1,800,000 Kellogg Co 3 .250 04/01/26 1,750,932
200,000 Kellogg Co 3 .400 11/15/27 191,180
800,000 Kellogg Co 4 .300 05/15/28 800,187
275,000 Kellogg Co 2 .100 06/01/30 228,797
150,000 Kellogg Co 4 .500 04/01/46 137,686
66,000 Keurig Dr Pepper, Inc 4 .417 05/25/25 66,517
200,000 Keurig Dr Pepper, Inc 3 .400 11/15/25 195,207
200,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 186,178
1,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 953,987

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 750,000 Keurig Dr Pepper, Inc 3 .200% 05/01/30 $ 670,980
1,500,000 e Keurig Dr Pepper, Inc 2 .250 03/15/31 1,232,034
1,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 935,644
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 443,854
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 1,115,941
500,000 Keurig Dr Pepper, Inc 4 .500 04/15/52 440,746
6,000,000 Kraft Heinz Foods Co 3 .875 05/15/27 5,802,305
3,000,000 Kraft Heinz Foods Co 4 .875 10/01/49 2,649,753
750,000 g Kyndryl Holdings, Inc 2 .050 10/15/26 631,328
750,000 g Kyndryl Holdings, Inc 2 .700 10/15/28 597,304
750,000 g Kyndryl Holdings, Inc 3 .150 10/15/31 555,284
750,000 g Kyndryl Holdings, Inc 4 .100 10/15/41 497,112
250,000 McCormick & Co, Inc 3 .150 08/15/24 245,001
625,000 McCormick & Co, Inc 0 .900 02/15/26 553,950
250,000 McCormick & Co, Inc 3 .400 08/15/27 238,866
500,000 McCormick & Co, Inc 2 .500 04/15/30 427,195
325,000 McCormick & Co, Inc 1 .850 02/15/31 258,599
400,000 McCormick & Co, Inc 4 .200 08/15/47 352,638
925,000 Mead Johnson Nutrition Co 4 .125 11/15/25 934,424
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 337,008
1,025,000 Molson Coors Brewing Co 3 .000 07/15/26 962,737
525,000 Molson Coors Brewing Co 5 .000 05/01/42 485,329
1,550,000 Molson Coors Brewing Co 4 .200 07/15/46 1,272,519
1,000,000 Mondelez International, Inc 1 .500 05/04/25 933,568
1,500,000 Mondelez International, Inc 2 .625 03/17/27 1,402,862
356,000 Mondelez International, Inc 2 .750 04/13/30 312,645
400,000 e Mondelez International, Inc 1 .500 02/04/31 313,607
1,000,000 Mondelez International, Inc 3 .000 03/17/32 869,509
725,000 Mondelez International, Inc 1 .875 10/15/32 562,123
1,200,000 Mondelez International, Inc 2 .625 09/04/50 815,979
1,000,000 PepsiCo, Inc 0 .400 10/07/23 970,062
1,425,000 PepsiCo, Inc 3 .600 03/01/24 1,434,229
525,000 PepsiCo, Inc 2 .750 04/30/25 516,574
425,000 PepsiCo, Inc 3 .500 07/17/25 426,454
275,000 PepsiCo, Inc 2 .850 02/24/26 269,995
1,300,000 PepsiCo, Inc 2 .375 10/06/26 1,245,134
150,000 PepsiCo, Inc 2 .625 03/19/27 143,932
500,000 PepsiCo, Inc 2 .750 03/19/30 460,972
2,275,000 PepsiCo, Inc 1 .625 05/01/30 1,929,153
2,000,000 PepsiCo, Inc 1 .400 02/25/31 1,641,150
2,000,000 PepsiCo, Inc 1 .950 10/21/31 1,703,648
575,000 PepsiCo, Inc 2 .625 10/21/41 451,867
750,000 PepsiCo, Inc 2 .875 10/15/49 595,475
1,000,000 PepsiCo, Inc 2 .750 10/21/51 766,991
300,000 Philip Morris International, Inc 3 .600 11/15/23 300,870
600,000 Philip Morris International, Inc 3 .250 11/10/24 592,079
500,000 Philip Morris International, Inc 1 .500 05/01/25 468,928
500,000 Philip Morris International, Inc 3 .375 08/11/25 492,195
700,000 Philip Morris International, Inc 2 .750 02/25/26 670,616
1,000,000 Philip Morris International, Inc 0 .875 05/01/26 886,937
1,300,000 Philip Morris International, Inc 3 .125 08/17/27 1,219,706
1,500,000 Philip Morris International, Inc 3 .125 03/02/28 1,367,999
1,450,000 Philip Morris International, Inc 3 .375 08/15/29 1,308,074
450,000 Philip Morris International, Inc 2 .100 05/01/30 368,634
1,000,000 Philip Morris International, Inc 1 .750 11/01/30 774,675
400,000 Philip Morris International, Inc 6 .375 05/16/38 418,055
225,000 Philip Morris International, Inc 4 .375 11/15/41 186,916
200,000 Philip Morris International, Inc 4 .500 03/20/42 173,208
275,000 Philip Morris International, Inc 3 .875 08/21/42 215,070
300,000 Philip Morris International, Inc 4 .125 03/04/43 242,185

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 200,000 Philip Morris International, Inc 4 .875% 11/15/43 $ 177,978
2,000,000 Philip Morris International, Inc 4 .250 11/10/44 1,626,096
200,000 Reynolds American, Inc 4 .850 09/15/23 201,982
550,000 Reynolds American, Inc 4 .450 06/12/25 546,689
750,000 Reynolds American, Inc 5 .700 08/15/35 711,338
65,000 Reynolds American, Inc 7 .250 06/15/37 67,599
200,000 Reynolds American, Inc 6 .150 09/15/43 185,120
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,489,389
100,000 Tyson Foods, Inc 3 .900 09/28/23 100,338
750,000 Tyson Foods, Inc 3 .950 08/15/24 748,561
500,000 Tyson Foods, Inc 4 .000 03/01/26 496,784
1,150,000 Tyson Foods, Inc 3 .550 06/02/27 1,101,987
500,000 Tyson Foods, Inc 4 .350 03/01/29 494,395
500,000 Tyson Foods, Inc 5 .150 08/15/44 494,932
300,000 Tyson Foods, Inc 4 .550 06/02/47 274,022
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,701,842
TOTAL FOOD, BEVERAGE & TOBACCO 176,631,858
HEALTH CARE EQUIPMENT & SERVICES - 1 .2%
200,000 Abbott Laboratories 3 .400 11/30/23 200,458
275,000 Abbott Laboratories 2 .950 03/15/25 271,157
1,708,000 Abbott Laboratories 3 .750 11/30/26 1,716,873
625,000 Abbott Laboratories 1 .150 01/30/28 544,518
200,000 Abbott Laboratories 1 .400 06/30/30 166,741
2,750,000 Abbott Laboratories 4 .750 11/30/36 2,913,562
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,615,268
500,000 Adventist Health System 2 .952 03/01/29 458,147
500,000 Adventist Health System 3 .630 03/01/49 410,134
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 197,139
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 638,681
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 95,829
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 494,823
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 370,971
1,500,000 AHS Hospital Corp 2 .780 07/01/51 1,065,440
200,000 Allina Health System 3 .887 04/15/49 176,800
520,000 Allina Health System 2 .902 11/15/51 377,006
400,000 AmerisourceBergen Corp 3 .400 05/15/24 396,801
700,000 AmerisourceBergen Corp 3 .250 03/01/25 685,553
200,000 AmerisourceBergen Corp 3 .450 12/15/27 192,628
1,000,000 AmerisourceBergen Corp 2 .800 05/15/30 874,137
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 856,684
700,000 AmerisourceBergen Corp 4 .300 12/15/47 630,104
225,000 Anthem, Inc 3 .500 08/15/24 224,191
1,625,000 Anthem, Inc 3 .350 12/01/24 1,602,567
1,500,000 Anthem, Inc 2 .375 01/15/25 1,444,079
1,000,000 Anthem, Inc 1 .500 03/15/26 913,150
850,000 Anthem, Inc 3 .650 12/01/27 827,248
1,225,000 Anthem, Inc 4 .101 03/01/28 1,212,291
500,000 Anthem, Inc 2 .875 09/15/29 450,457
1,500,000 Anthem, Inc 2 .250 05/15/30 1,281,736
1,000,000 Anthem, Inc 2 .550 03/15/31 863,484
1,150,000 Anthem, Inc 4 .625 05/15/42 1,092,030
125,000 Anthem, Inc 4 .650 01/15/43 119,031
500,000 Anthem, Inc 5 .100 01/15/44 499,805
425,000 Anthem, Inc 4 .650 08/15/44 403,715
625,000 Anthem, Inc 4 .375 12/01/47 575,232
1,800,000 Anthem, Inc 4 .550 03/01/48 1,702,062
500,000 Anthem, Inc 3 .700 09/15/49 413,360
1,150,000 Anthem, Inc 3 .125 05/15/50 868,094
425,000 Anthem, Inc 3 .600 03/15/51 344,874

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,000,000 Ascension Health 2 .532% 11/15/29 $ 903,621
1,000,000 Ascension Health 3 .106 11/15/39 823,557
875,000 Ascension Health 3 .945 11/15/46 811,713
200,000 Ascension Health 4 .847 11/15/53 208,630
500,000 Banner Health 2 .338 01/01/30 441,292
750,000 Banner Health 1 .897 01/01/31 624,800
1,000,000 Banner Health 2 .907 01/01/42 783,168
500,000 Banner Health 3 .181 01/01/50 393,452
750,000 Banner Health 2 .913 01/01/51 559,741
1,000,000 Baptist Health South Florida Obligated Group 3 .115 11/15/71 670,809
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 795,734
475,000 Baxter International, Inc 2 .600 08/15/26 444,425
2,000,000 Baxter International, Inc 1 .915 02/01/27 1,791,053
1,350,000 Baxter International, Inc 2 .272 12/01/28 1,182,233
2,000,000 Baxter International, Inc 1 .730 04/01/31 1,582,301
1,150,000 Baxter International, Inc 2 .539 02/01/32 970,789
300,000 Baxter International, Inc 3 .500 08/15/46 235,372
2,000,000 Baxter International, Inc 3 .132 12/01/51 1,445,489
1,500,000 Baylor Scott & White Holdings 1 .777 11/15/30 1,235,833
290,000 e Baylor Scott & White Holdings 4 .185 11/15/45 270,204
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 182,952
2,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 1,463,922
635,000 Becton Dickinson & Co 3 .363 06/06/24 628,441
165,000 Becton Dickinson & Co 3 .734 12/15/24 164,239
1,277,000 Becton Dickinson & Co 3 .700 06/06/27 1,234,038
675,000 Becton Dickinson & Co 2 .823 05/20/30 593,722
391,000 Becton Dickinson & Co 4 .685 12/15/44 361,242
1,000,000 Becton Dickinson & Co 4 .669 06/06/47 935,492
1,000,000 Becton Dickinson & Co 3 .794 05/20/50 825,113
1,500,000 Becton Dickinson and Co 1 .957 02/11/31 1,210,768
235,000 Beth Israel Lahey Health, Inc 3 .080 07/01/51 170,309
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 188,709
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 466,527
500,000 Bon Secours Mercy Health, Inc 3 .464 06/01/30 468,831
500,000 Bon Secours Mercy Health, Inc 2 .095 06/01/31 417,847
500,000 Bon Secours Mercy Health, Inc 3 .205 06/01/50 372,748
219,000 Boston Scientific Corp 3 .450 03/01/24 218,710
1,500,000 Boston Scientific Corp 2 .650 06/01/30 1,308,847
343,000 Boston Scientific Corp 4 .550 03/01/39 320,164
256,000 Boston Scientific Corp 4 .700 03/01/49 244,511
200,000 Cardinal Health, Inc 3 .200 03/15/23 199,938
650,000 Cardinal Health, Inc 3 .079 06/15/24 639,431
100,000 Cardinal Health, Inc 3 .500 11/15/24 98,951
200,000 Cardinal Health, Inc 3 .750 09/15/25 197,611
1,475,000 Cardinal Health, Inc 3 .410 06/15/27 1,418,380
100,000 Cardinal Health, Inc 4 .600 03/15/43 87,246
200,000 Cardinal Health, Inc 4 .500 11/15/44 171,249
200,000 Cardinal Health, Inc 4 .900 09/15/45 181,206
500,000 Cardinal Health, Inc 4 .368 06/15/47 424,871
100,000 Children's Hospital Corp 4 .115 01/01/47 94,148
1,000,000 Children's Hospital Corp 2 .585 02/01/50 691,743
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 705,532
200,000 CHRISTUS Health 4 .341 07/01/28 200,682
1,100,000 Cigna Corp 3 .000 07/15/23 1,091,744
623,000 Cigna Corp 3 .750 07/15/23 624,353
300,000 Cigna Corp 3 .500 06/15/24 298,115
900,000 Cigna Corp 3 .250 04/15/25 882,438
2,000,000 Cigna Corp 4 .125 11/15/25 2,002,193
150,000 Cigna Corp 4 .500 02/25/26 151,497
1,000,000 Cigna Corp 1 .250 03/15/26 902,106

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 4,475,000 Cigna Corp 3 .400% 03/01/27 $ 4,303,592
300,000 Cigna Corp 3 .050 10/15/27 281,838
3,275,000 Cigna Corp 4 .375 10/15/28 3,249,726
250,000 Cigna Corp 2 .400 03/15/30 215,286
550,000 Cigna Corp 2 .375 03/15/31 464,186
1,700,000 Cigna Corp 4 .800 08/15/38 1,653,551
225,000 Cigna Corp 3 .200 03/15/40 177,607
93,000 Cigna Corp 6 .125 11/15/41 103,079
975,000 Cigna Corp 4 .800 07/15/46 928,765
1,150,000 Cigna Corp 3 .875 10/15/47 948,218
2,450,000 Cigna Corp 4 .900 12/15/48 2,351,629
750,000 Cigna Corp 3 .400 03/15/50 572,447
1,100,000 Cigna Corp 3 .400 03/15/51 846,107
600,000 City of Hope 4 .378 08/15/48 557,822
750,000 Community Health Network, Inc 3 .099 05/01/50 562,240
900,000 CVS Health Corp 3 .375 08/12/24 894,476
250,000 CVS Health Corp 2 .625 08/15/24 244,406
1,969,000 CVS Health Corp 3 .875 07/20/25 1,956,608
2,550,000 CVS Health Corp 2 .875 06/01/26 2,426,711
1,250,000 CVS Health Corp 3 .000 08/15/26 1,195,488
9,500,000 CVS Health Corp 1 .300 08/21/27 8,185,725
1,216,000 CVS Health Corp 4 .300 03/25/28 1,203,134
275,000 CVS Health Corp 3 .250 08/15/29 251,037
1,825,000 CVS Health Corp 1 .750 08/21/30 1,461,718
1,525,000 CVS Health Corp 1 .875 02/28/31 1,221,179
1,000,000 CVS Health Corp 2 .125 09/15/31 811,088
4,100,000 CVS Health Corp 4 .780 03/25/38 3,880,878
850,000 CVS Health Corp 2 .700 08/21/40 613,674
400,000 CVS Health Corp 5 .300 12/05/43 399,450
1,800,000 CVS Health Corp 5 .125 07/20/45 1,733,800
8,525,000 CVS Health Corp 5 .050 03/25/48 8,160,540
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 90,458
1,000,000 DENTSPLY SIRONA, Inc 3 .250 06/01/30 844,038
200,000 Dignity Health 5 .267 11/01/64 194,714
400,000 Duke University Health System, Inc 3 .920 06/01/47 363,935
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 389,797
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 572,187
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 185,624
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 542,829
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 191,954
685,000 Hartford HealthCare Corp 3 .447 07/01/54 552,459
2,500,000 HCA, Inc 5 .000 03/15/24 2,511,262
2,000,000 HCA, Inc 4 .500 02/15/27 1,922,805
2,500,000 HCA, Inc 5 .625 09/01/28 2,459,238
1,500,000 HCA, Inc 4 .125 06/15/29 1,367,678
2,000,000 HCA, Inc 3 .500 09/01/30 1,701,420
2,000,000 HCA, Inc 2 .375 07/15/31 1,559,430
225,000 HCA, Inc 5 .125 06/15/39 196,901
875,000 HCA, Inc 5 .500 06/15/47 780,528
2,500,000 HCA, Inc 5 .250 06/15/49 2,153,126
1,000,000 HCA, Inc 3 .500 07/15/51 682,936
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 874,163
100,000 Humana, Inc 3 .150 12/01/22 100,035
300,000 Humana, Inc 3 .850 10/01/24 299,580
4,000,000 Humana, Inc 1 .350 02/03/27 3,497,338
600,000 Humana, Inc 3 .950 03/15/27 588,495
175,000 Humana, Inc 3 .125 08/15/29 158,130
325,000 Humana, Inc 2 .150 02/03/32 263,164
200,000 Humana, Inc 4 .625 12/01/42 185,787
300,000 Humana, Inc 4 .950 10/01/44 291,635

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 600,000 Humana, Inc 4 .800% 03/15/47 $ 576,148
500,000 Humana, Inc 3 .950 08/15/49 422,606
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 182,995
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 1,091,645
1,000,000 Inova Health System Foundation 4 .068 05/15/52 923,170
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 646,484
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 317,294
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 485,806
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 1,085,530
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 102,145
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,180,385
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 792,962
2,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 1,491,246
755,000 Koninklijke Philips NV 5 .000 03/15/42 726,070
700,000 Laboratory Corp of America Holdings 4 .000 11/01/23 701,261
200,000 Laboratory Corp of America Holdings 3 .250 09/01/24 197,058
500,000 Laboratory Corp of America Holdings 2 .300 12/01/24 478,172
100,000 Laboratory Corp of America Holdings 3 .600 02/01/25 98,521
1,000,000 Laboratory Corp of America Holdings 1 .550 06/01/26 897,153
300,000 Laboratory Corp of America Holdings 3 .600 09/01/27 288,721
500,000 Laboratory Corp of America Holdings 2 .950 12/01/29 440,075
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 840,862
800,000 Laboratory Corp of America Holdings 4 .700 02/01/45 710,445
200,000 Mayo Clinic 4 .000 11/15/47 184,202
200,000 Mayo Clinic 4 .128 11/15/52 188,582
2,500,000 Mayo Clinic 3 .196 11/15/61 1,894,450
1,000,000 McKesson Corp 0 .900 12/03/25 903,320
500,000 McKesson Corp 1 .300 08/15/26 444,897
200,000 McLaren Health Care Corp 4 .386 05/15/48 185,767
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,769,088
1,074,000 Medtronic, Inc 4 .625 03/15/45 1,077,033
500,000 Memorial Health Services 3 .447 11/01/49 409,402
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 763,315
200,000 Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 185,346
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 457,910
200,000 Mercy Health 4 .302 07/01/28 201,632
1,000,000 Methodist Hospital 2 .705 12/01/50 703,973
500,000 Montefiore Obligated Group 5 .246 11/01/48 429,232
750,000 Montefiore Obligated Group 4 .287 09/01/50 552,449
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 845,907
100,000 Mount Sinai Hospitals Group, Inc 3 .981 07/01/48 88,172
600,000 Mount Sinai Hospitals Group, Inc 3 .737 07/01/49 507,083
895,000 Mount Sinai Hospitals Group, Inc 3 .391 07/01/50 689,471
1,000,000 MultiCare Health System 2 .803 08/15/50 727,326
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 1,004,526
1,000,000 New York and Presbyterian Hospital 2 .256 08/01/40 718,707
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 272,831
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 137,975
1,000,000 New York and Presbyterian Hospital 2 .606 08/01/60 646,110
500,000 New York and Presbyterian Hospital 3 .954 08/01/19 386,133
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 121,626
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 618,683
500,000 Northwell Healthcare, Inc 3 .809 11/01/49 421,260
1,000,000 e NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery
2 .667 10/01/50 699,793
350,000 NYU Hospitals Center 5 .750 07/01/43 390,827
250,000 NYU Hospitals Center 4 .368 07/01/47 231,482
915,000 NYU Langone Hospitals 3 .380 07/01/55 693,952
1,000,000 OhioHealth Corp 2 .297 11/15/31 864,483
1,000,000 OhioHealth Corp 2 .834 11/15/41 778,142

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 750,000 OhioHealth Corp 3 .042% 11/15/50 $ 580,510
100,000 Orlando Health Obligated Group 4 .089 10/01/48 91,603
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 777,731
750,000 PeaceHealth Obligated Group 1 .375 11/15/25 690,344
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 198,684
750,000 PeaceHealth Obligated Group 3 .218 11/15/50 562,974
1,000,000 Piedmont Healthcare, Inc 2 .044 01/01/32 823,381
1,000,000 Piedmont Healthcare, Inc 2 .719 01/01/42 748,950
1,000,000 Piedmont Healthcare, Inc 2 .864 01/01/52 720,842
200,000 Providence St. Joseph Health Obligated Group 2 .746 10/01/26 192,112
570,000 Providence St. Joseph Health Obligated Group 2 .532 10/01/29 506,121
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 85,939
350,000 Providence St. Joseph Health Obligated Group 3 .930 10/01/48 305,767
1,000,000 Providence St. Joseph Health Obligated Group 2 .700 10/01/51 678,797
785,000 Queen's Health Systems 4 .810 07/01/52 792,652
125,000 Quest Diagnostics, Inc 3 .500 03/30/25 123,066
225,000 Quest Diagnostics, Inc 3 .450 06/01/26 219,117
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 486,033
750,000 Quest Diagnostics, Inc 2 .950 06/30/30 659,968
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 428,322
300,000 Quest Diagnostics, Inc 4 .700 03/30/45 272,320
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 1,152,910
390,000 Rush Obligated Group 3 .922 11/15/29 375,195
200,000 RWJ Barnabas Health, Inc 3 .949 07/01/46 180,630
1,000,000 Sharp HealthCare 2 .680 08/01/50 706,833
1,000,000 Smith & Nephew plc 2 .032 10/14/30 795,686
300,000 SSM Health Care Corp 3 .688 06/01/23 300,306
400,000 SSM Health Care Corp 3 .823 06/01/27 398,414
500,000 Stanford Health Care 3 .795 11/15/48 437,098
1,620,000 Stanford Health Care 3 .027 08/15/51 1,233,201
475,000 Stryker Corp 1 .150 06/15/25 438,260
200,000 Stryker Corp 3 .375 11/01/25 196,466
1,600,000 Stryker Corp 3 .500 03/15/26 1,570,191
500,000 Stryker Corp 3 .650 03/07/28 486,924
600,000 Stryker Corp 1 .950 06/15/30 498,347
200,000 Stryker Corp 4 .100 04/01/43 173,071
200,000 Stryker Corp 4 .375 05/15/44 179,644
550,000 Stryker Corp 4 .625 03/15/46 519,774
575,000 Stryker Corp 2 .900 06/15/50 415,246
1,500,000 Summa Health 3 .511 11/15/51 1,229,244
200,000 Sutter Health 3 .695 08/15/28 195,378
1,000,000 Sutter Health 2 .294 08/15/30 858,494
500,000 Sutter Health 3 .161 08/15/40 392,815
200,000 Sutter Health 4 .091 08/15/48 176,547
500,000 Sutter Health 3 .361 08/15/50 383,575
1,000,000 Texas Health Resources 2 .328 11/15/50 655,118
100,000 Texas Health Resources 4 .330 11/15/55 97,009
2,000,000 Trinity Health Corp 2 .632 12/01/40 1,488,849
300,000 Trinity Health Corp 4 .125 12/01/45 276,129
185,000 Trinity Health Corp 3 .434 12/01/48 153,710
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 1,001,905
500,000 UnitedHealth Group, Inc 3 .700 12/15/25 498,686
1,000,000 UnitedHealth Group, Inc 1 .250 01/15/26 922,292
3,000,000 e UnitedHealth Group, Inc 1 .150 05/15/26 2,719,855
200,000 UnitedHealth Group, Inc 3 .450 01/15/27 197,077
300,000 UnitedHealth Group, Inc 3 .375 04/15/27 295,109
1,700,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,632,619
2,375,000 UnitedHealth Group, Inc 3 .850 06/15/28 2,359,987
500,000 UnitedHealth Group, Inc 3 .875 12/15/28 497,306
1,000,000 UnitedHealth Group, Inc 2 .875 08/15/29 921,901

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 2,200,000 UnitedHealth Group, Inc 2 .000% 05/15/30 $ 1,885,211
1,750,000 UnitedHealth Group, Inc 2 .300 05/15/31 1,515,622
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 168,006
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 441,261
200,000 UnitedHealth Group, Inc 6 .875 02/15/38 247,664
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 239,768
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 778,855
3,000,000 UnitedHealth Group, Inc 3 .050 05/15/41 2,417,884
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 285,185
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 313,743
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 350,627
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 745,145
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 280,906
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 432,069
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,585,076
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 852,851
4,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 2,995,696
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 2,353,950
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 1,079,702
1,000,000 e UnitedHealth Group, Inc 3 .125 05/15/60 729,598
1,000,000 g Universal Health Services, Inc 1 .650 09/01/26 867,259
1,000,000 g Universal Health Services, Inc 2 .650 01/15/32 778,227
370,000 WakeMed 3 .286 10/01/52 282,208
200,000 West Virginia United Health System Obligated Group 3 .129 06/01/50 145,940
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 359,392
600,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 564,829
225,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 216,016
1,500,000 Zimmer Biomet Holdings, Inc 2 .600 11/24/31 1,227,766
TOTAL HEALTH CARE EQUIPMENT & SERVICES 246,548,624
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
500,000 Church & Dwight Co, Inc 3 .150 08/01/27 478,396
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 210,271
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 87,445
300,000 Clorox Co 3 .100 10/01/27 287,000
500,000 Clorox Co 3 .900 05/15/28 492,363
1,000,000 Clorox Co 1 .800 05/15/30 817,815
300,000 Colgate-Palmolive Co 3 .250 03/15/24 299,166
60,000 Colgate-Palmolive Co 6 .450 06/16/28 66,160
300,000 Colgate-Palmolive Co 4 .000 08/15/45 280,625
550,000 Colgate-Palmolive Co 3 .700 08/01/47 494,569
125,000 Estee Lauder Cos, Inc 2 .000 12/01/24 121,024
450,000 Estee Lauder Cos, Inc 3 .150 03/15/27 437,094
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 177,918
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 89,772
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,263,372
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 117,958
300,000 Estee Lauder Cos, Inc 4 .375 06/15/45 281,062
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 347,820
700,000 e Estee Lauder Cos, Inc 3 .125 12/01/49 553,693
950,000 Kimberly-Clark Corp 3 .050 08/15/25 933,346
200,000 Kimberly-Clark Corp 1 .050 09/15/27 174,603
412,000 Kimberly-Clark Corp 3 .950 11/01/28 410,675
1,500,000 Kimberly-Clark Corp 3 .200 04/25/29 1,422,810
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,260,090
200,000 Kimberly-Clark Corp 6 .625 08/01/37 243,215
725,000 Kimberly-Clark Corp 3 .200 07/30/46 580,343
200,000 Kimberly-Clark Corp 3 .900 05/04/47 178,261
300,000 Kimberly-Clark Corp 2 .875 02/07/50 227,263
600,000 Procter & Gamble Co 3 .100 08/15/23 603,356

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 2,000,000 Procter & Gamble Co 0 .550% 10/29/25 $ 1,839,122
750,000 Procter & Gamble Co 2 .700 02/02/26 736,543
2,000,000 Procter & Gamble Co 1 .000 04/23/26 1,836,473
1,750,000 Procter & Gamble Co 2 .450 11/03/26 1,686,965
750,000 Procter & Gamble Co 2 .850 08/11/27 725,801
3,000,000 Procter & Gamble Co 3 .000 03/25/30 2,830,460
1,150,000 Procter & Gamble Co 1 .200 10/29/30 939,082
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,294,703
1,000,000 Unilever Capital Corp 0 .626 08/12/24 943,252
225,000 Unilever Capital Corp 2 .000 07/28/26 211,705
1,000,000 Unilever Capital Corp 2 .125 09/06/29 881,238
175,000 Unilever Capital Corp 1 .375 09/14/30 142,262
500,000 Unilever Capital Corp 2 .625 08/12/51 361,375
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 27,366,466
INSURANCE - 0 .8%
700,000 ACE INA Holdings, Inc 3 .150 03/15/25 687,197
2,325,000 ACE INA Holdings, Inc 3 .350 05/03/26 2,273,758
150,000 ACE INA Holdings, Inc 4 .150 03/13/43 135,953
1,600,000 ACE INA Holdings, Inc 4 .350 11/03/45 1,509,180
500,000 Aegon NV 5 .500 04/11/48 481,110
1,125,000 Aetna, Inc 2 .800 06/15/23 1,111,045
325,000 Aetna, Inc 3 .500 11/15/24 321,090
440,000 Aetna, Inc 6 .625 06/15/36 496,509
350,000 Aetna, Inc 4 .500 05/15/42 312,894
500,000 Aetna, Inc 4 .125 11/15/42 424,523
1,050,000 Aetna, Inc 3 .875 08/15/47 867,371
525,000 Aflac, Inc 3 .625 11/15/24 525,684
2,000,000 Aflac, Inc 1 .125 03/15/26 1,804,436
200,000 Aflac, Inc 2 .875 10/15/26 192,027
375,000 Aflac, Inc 3 .600 04/01/30 355,123
200,000 Aflac, Inc 4 .000 10/15/46 172,360
500,000 Aflac, Inc 4 .750 01/15/49 482,145
1,000,000 Alleghany Corp 3 .625 05/15/30 935,663
200,000 Alleghany Corp 4 .900 09/15/44 190,274
1,000,000 Alleghany Corp 3 .250 08/15/51 726,424
300,000 Allied World Assurance Co Holdings Ltd 4 .350 10/29/25 295,929
1,000,000 Allstate Corp 0 .750 12/15/25 899,932
275,000 Allstate Corp 3 .280 12/15/26 269,429
1,000,000 Allstate Corp 1 .450 12/15/30 794,442
600,000 Allstate Corp 4 .500 06/15/43 561,385
975,000 Allstate Corp 4 .200 12/15/46 886,831
250,000 Allstate Corp 3 .850 08/10/49 213,858
200,000 Allstate Corp 5 .750 08/15/53 175,250
325,000 American Financial Group, Inc 5 .250 04/02/30 325,942
400,000 American Financial Group, Inc 4 .500 06/15/47 337,035
3,000,000 American International Group, Inc 2 .500 06/30/25 2,859,143
300,000 American International Group, Inc 4 .800 07/10/45 279,248
1,000,000 American International Group, Inc 4 .750 04/01/48 935,280
300,000 American International Group, Inc 5 .750 04/01/48 268,065
1,000,000 American International Group, Inc 4 .375 06/30/50 886,744
550,000 Anthem, Inc 4 .100 05/15/32 535,077
600,000 Anthem, Inc 4 .550 05/15/52 564,299
1,000,000 Aon Corp 2 .850 05/28/27 937,880
200,000 Aon Corp 4 .500 12/15/28 198,017
450,000 Aon Corp 3 .750 05/02/29 425,027
450,000 Aon Corp 2 .800 05/15/30 393,359
1,000,000 Aon Corp 2 .050 08/23/31 803,126
1,000,000 Aon Corp 2 .600 12/02/31 838,355
200,000 Aon Corp 6 .250 09/30/40 221,248

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,000,000 Aon Corp 2 .900% 08/23/51 $ 693,887
500,000 Aon Corp 3 .900 02/28/52 408,952
200,000 Aon plc 4 .000 11/27/23 200,815
300,000 Aon plc 3 .500 06/14/24 298,145
1,450,000 Aon plc 3 .875 12/15/25 1,434,009
550,000 Aon plc 4 .750 05/15/45 506,552
1,050,000 Arch Capital Group Ltd 4 .011 12/15/26 1,029,749
200,000 Arch Capital Group Ltd 5 .031 12/15/46 188,264
600,000 Arch Capital Group Ltd 3 .635 06/30/50 466,499
300,000 Arch Capital Group US, Inc 5 .144 11/01/43 291,237
2,000,000 Arthur J Gallagher & Co 2 .400 11/09/31 1,633,109
1,125,000 Arthur J Gallagher & Co 3 .500 05/20/51 859,640
2,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 1,387,371
200,000 Aspen Insurance Holdings Ltd 4 .650 11/15/23 201,844
225,000 Assurant, Inc 4 .200 09/27/23 226,548
300,000 Assurant, Inc 4 .900 03/27/28 299,327
500,000 Assurant, Inc 3 .700 02/22/30 444,267
1,500,000 Assurant, Inc 2 .650 01/15/32 1,172,463
7,000 Assurant, Inc 6 .750 02/15/34 7,621
137,000 Assured Guaranty US Holdings, Inc 5 .000 07/01/24 140,569
2,000,000 Assured Guaranty US Holdings, Inc 3 .150 06/15/31 1,735,364
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 225,344
675,000 Athene Holding Ltd 4 .125 01/12/28 634,701
500,000 Athene Holding Ltd 6 .150 04/03/30 499,056
1,000,000 Athene Holding Ltd 3 .950 05/25/51 743,938
1,000,000 Athene Holding Ltd 3 .450 05/15/52 686,610
770,000 AXA S.A. 8 .600 12/15/30 902,772
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 282,694
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 210,000
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 193,748
1,500,000 e Berkshire Hathaway Finance Corp 2 .300 03/15/27 1,416,822
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 85,207
1,500,000 Berkshire Hathaway Finance Corp 1 .450 10/15/30 1,218,470
1,000,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 896,485
300,000 Berkshire Hathaway Finance Corp 4 .400 05/15/42 282,439
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 1,987,185
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,588,757
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 2,029,139
500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 428,028
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 846,057
1,000,000 e Brighthouse Financial, Inc 5 .625 05/15/30 970,945
236,000 Brighthouse Financial, Inc 4 .700 06/22/47 187,842
500,000 Brown & Brown, Inc 4 .500 03/15/29 488,500
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 791,611
1,000,000 Brown & Brown, Inc 4 .200 03/17/32 910,241
500,000 Brown & Brown, Inc 4 .950 03/17/52 438,586
450,000 Chubb Corp 6 .000 05/11/37 518,772
1,325,000 Chubb INA Holdings, Inc 1 .375 09/15/30 1,057,372
425,000 Chubb INA Holdings, Inc 2 .850 12/15/51 310,578
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 1,071,077
200,000 Cincinnati Financial Corp 6 .920 05/15/28 225,647
690,000 CNA Financial Corp 3 .950 05/15/24 690,186
200,000 CNA Financial Corp 4 .500 03/01/26 200,182
225,000 CNA Financial Corp 3 .450 08/15/27 213,461
100,000 CNA Financial Corp 3 .900 05/01/29 93,890
1,150,000 CNA Financial Corp 2 .050 08/15/30 924,841
500,000 CNO Financial Group, Inc 5 .250 05/30/29 484,783
1,000,000 g Corebridge Financial, Inc 3 .500 04/04/25 971,584
1,000,000 g Corebridge Financial, Inc 3 .650 04/05/27 940,030
1,000,000 g Corebridge Financial, Inc 3 .850 04/05/29 924,130

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 2,000,000 g Corebridge Financial, Inc 3 .900% 04/05/32 $ 1,794,241
1,000,000 g Corebridge Financial, Inc 4 .350 04/05/42 852,782
500,000 g Corebridge Financial, Inc 4 .400 04/05/52 416,831
500,000 Enstar Group Ltd 4 .950 06/01/29 478,381
1,000,000 Enstar Group Ltd 3 .100 09/01/31 797,501
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 279,545
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 189,587
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 850,039
400,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 397,477
500,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 480,044
1,000,000 Fairfax Financial Holdings Ltd 3 .375 03/03/31 864,358
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 289,201
1,000,000 Fidelity National Financial, Inc 3 .400 06/15/30 874,925
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 397,924
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 251,890
750,000 First American Financial Corp 4 .000 05/15/30 673,612
400,000 First American Financial Corp 2 .400 08/15/31 308,418
350,000 Globe Life, Inc 2 .150 08/15/30 285,990
175,000 Globe Life, Inc 4 .800 06/15/32 171,939
200,000 Hanover Insurance Group, Inc 4 .500 04/15/26 199,318
1,000,000 Hanover Insurance Group, Inc 2 .500 09/01/30 834,544
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 668,736
400,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 353,995
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 407,017
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 357,193
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 329,722
500,000 g HCA, Inc 3 .125 03/15/27 454,263
1,000,000 g HCA, Inc 3 .375 03/15/29 879,538
500,000 g HCA, Inc 3 .625 03/15/32 421,801
125,000 g HCA, Inc 4 .375 03/15/42 100,603
200,000 g HCA, Inc 4 .625 03/15/52 160,012
500,000 Humana, Inc 3 .700 03/23/29 473,322
500,000 Jackson Financial, Inc 5 .170 06/08/27 495,668
1,500,000 g Jackson Financial, Inc 3 .125 11/23/31 1,194,576
500,000 Jackson Financial, Inc 5 .670 06/08/32 483,043
1,000,000 g Jackson Financial, Inc 4 .000 11/23/51 709,510
200,000 Kemper Corp 4 .350 02/15/25 199,242
500,000 Kemper Corp 2 .400 09/30/30 404,385
1,000,000 Kemper Corp 3 .800 02/23/32 883,573
400,000 Leucadia National Corp 5 .500 10/18/23 404,090
625,000 Lincoln National Corp 4 .000 09/01/23 628,265
175,000 Lincoln National Corp 3 .350 03/09/25 171,608
600,000 Lincoln National Corp 3 .625 12/12/26 581,018
1,175,000 Lincoln National Corp 3 .800 03/01/28 1,121,540
650,000 Lincoln National Corp 3 .050 01/15/30 573,409
500,000 e Lincoln National Corp 3 .400 01/15/31 446,926
1,000,000 Lincoln National Corp 3 .400 03/01/32 874,727
150,000 Lincoln National Corp 7 .000 06/15/40 171,242
250,000 Lincoln National Corp 4 .350 03/01/48 213,103
500,000 Lincoln National Corp 4 .375 06/15/50 428,589
200,000 Loews Corp 2 .625 05/15/23 199,219
800,000 Loews Corp 3 .750 04/01/26 793,555
400,000 Loews Corp 3 .200 05/15/30 364,174
200,000 Loews Corp 4 .125 05/15/43 170,782
700,000 Manulife Financial Corp 4 .150 03/04/26 691,059
1,000,000 Manulife Financial Corp 2 .484 05/19/27 912,735
1,300,000 Manulife Financial Corp 4 .061 02/24/32 1,202,058
1,000,000 Manulife Financial Corp 3 .703 03/16/32 918,953
200,000 Manulife Financial Corp 5 .375 03/04/46 212,893
600,000 Markel Corp 3 .500 11/01/27 576,644

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 200,000 Markel Corp 3 .350% 09/17/29 $ 183,664
150,000 Markel Corp 5 .000 04/05/46 141,417
100,000 Markel Corp 4 .300 11/01/47 86,187
750,000 Markel Corp 5 .000 05/20/49 716,248
200,000 Markel Corp 4 .150 09/17/50 166,346
1,500,000 Markel Corp 3 .450 05/07/52 1,122,856
725,000 Marsh & McLennan Cos, Inc 3 .875 03/15/24 726,576
1,700,000 Marsh & McLennan Cos, Inc 4 .375 03/15/29 1,680,136
450,000 Marsh & McLennan Cos, Inc 2 .250 11/15/30 379,707
600,000 e Marsh & McLennan Cos, Inc 2 .375 12/15/31 502,249
250,000 Marsh & McLennan Cos, Inc 4 .750 03/15/39 244,605
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 90,429
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 265,270
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,176,283
1,000,000 Marsh & McLennan Cos, Inc 2 .900 12/15/51 701,934
200,000 Mercury General Corp 4 .400 03/15/27 195,379
525,000 MetLife, Inc 4 .368 09/15/23 531,266
700,000 MetLife, Inc 3 .600 04/10/24 699,849
700,000 MetLife, Inc 3 .600 11/13/25 695,512
675,000 MetLife, Inc 6 .375 06/15/34 782,149
1,530,000 MetLife, Inc 5 .700 06/15/35 1,670,079
130,000 MetLife, Inc 5 .875 02/06/41 141,211
450,000 MetLife, Inc 4 .125 08/13/42 404,615
750,000 MetLife, Inc 4 .875 11/13/43 739,219
500,000 MetLife, Inc 4 .721 12/15/44 469,036
800,000 MetLife, Inc 4 .050 03/01/45 706,529
1,650,000 MetLife, Inc 4 .600 05/13/46 1,598,197
20,000 Nationwide Financial Services 6 .750 05/15/37 19,700
200,000 Old Republic International Corp 4 .875 10/01/24 203,097
100,000 Old Republic International Corp 3 .875 08/26/26 97,185
1,500,000 Old Republic International Corp 3 .850 06/11/51 1,132,151
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 474,883
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 416,031
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 757,132
1,500,000 Primerica, Inc 2 .800 11/19/31 1,255,192
150,000 Principal Financial Group, Inc 3 .125 05/15/23 149,656
200,000 Principal Financial Group, Inc 3 .400 05/15/25 195,774
850,000 Principal Financial Group, Inc 3 .100 11/15/26 806,799
100,000 Principal Financial Group, Inc 3 .700 05/15/29 94,052
1,000,000 Principal Financial Group, Inc 2 .125 06/15/30 826,407
100,000 Principal Financial Group, Inc 4 .625 09/15/42 92,465
200,000 Principal Financial Group, Inc 4 .350 05/15/43 178,551
300,000 Principal Financial Group, Inc 4 .300 11/15/46 276,636
650,000 Progressive Corp 2 .450 01/15/27 612,672
750,000 Progressive Corp 2 .500 03/15/27 708,917
250,000 Progressive Corp 4 .000 03/01/29 246,962
100,000 Progressive Corp 3 .200 03/26/30 93,029
125,000 Progressive Corp 3 .000 03/15/32 111,966
120,000 Progressive Corp 6 .250 12/01/32 137,769
300,000 Progressive Corp 4 .350 04/25/44 278,225
300,000 Progressive Corp 3 .700 01/26/45 255,921
950,000 Progressive Corp 4 .125 04/15/47 861,328
750,000 Progressive Corp 4 .200 03/15/48 688,186
100,000 Progressive Corp 3 .950 03/26/50 87,894
500,000 Progressive Corp 3 .700 03/15/52 418,889
200,000 Prudential Financial, Inc 1 .500 03/10/26 183,428
195,000 Prudential Financial, Inc 3 .878 03/27/28 190,381
500,000 e Prudential Financial, Inc 2 .100 03/10/30 426,308
450,000 Prudential Financial, Inc 5 .700 12/14/36 488,949
500,000 Prudential Financial, Inc 3 .000 03/10/40 403,856

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 600,000 Prudential Financial, Inc 5 .200% 03/15/44 $ 567,222
1,700,000 Prudential Financial, Inc 4 .600 05/15/44 1,592,985
200,000 Prudential Financial, Inc 5 .375 05/15/45 190,888
2,300,000 e Prudential Financial, Inc 4 .500 09/15/47 2,048,106
300,000 Prudential Financial, Inc 4 .418 03/27/48 277,597
2,400,000 Prudential Financial, Inc 5 .700 09/15/48 2,331,475
799,000 Prudential Financial, Inc 3 .935 12/07/49 687,755
450,000 Prudential Financial, Inc 4 .350 02/25/50 414,318
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 834,882
675,000 Prudential Financial, Inc 5 .125 03/01/52 623,126
200,000 e Prudential plc 3 .125 04/14/30 184,075
1,000,000 Prudential plc 3 .625 03/24/32 926,774
250,000 Reinsurance Group of America, Inc 4 .700 09/15/23 252,157
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 705,420
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 309,196
200,000 RenaissanceRe Finance, Inc 3 .700 04/01/25 197,965
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 190,421
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 280,836
1,000,000 Stewart Information Services Corp 3 .600 11/15/31 829,460
350,000 Torchmark Corp 4 .550 09/15/28 345,010
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 25,768
600,000 Travelers Cos, Inc 5 .350 11/01/40 628,523
200,000 Travelers Cos, Inc 4 .600 08/01/43 189,684
250,000 Travelers Cos, Inc 4 .300 08/25/45 231,052
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 974,093
500,000 Travelers Cos, Inc 4 .050 03/07/48 450,473
900,000 Travelers Cos, Inc 4 .100 03/04/49 812,932
2,000,000 Travelers Cos, Inc 3 .050 06/08/51 1,520,480
100,000 Travelers Property Casualty Corp 6 .375 03/15/33 117,393
2,000,000 e UnitedHealth Group, Inc 3 .700 05/15/27 1,992,928
1,500,000 UnitedHealth Group, Inc 4 .000 05/15/29 1,485,752
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 799,348
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 449,770
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 506,938
200,000 Unum Group 4 .000 03/15/24 199,949
500,000 Unum Group 4 .000 06/15/29 471,150
300,000 Unum Group 5 .750 08/15/42 280,438
500,000 Unum Group 4 .500 12/15/49 387,503
1,000,000 Unum Group 4 .125 06/15/51 737,515
1,000,000 W R Berkley Corp 3 .550 03/30/52 768,070
400,000 W R Berkley Corp 3 .150 09/30/61 261,573
425,000 Willis North America, Inc 3 .600 05/15/24 418,618
1,000,000 Willis North America, Inc 4 .650 06/15/27 983,643
500,000 Willis North America, Inc 4 .500 09/15/28 479,933
900,000 Willis North America, Inc 2 .950 09/15/29 771,581
300,000 Willis North America, Inc 5 .050 09/15/48 279,831
500,000 Willis North America, Inc 3 .875 09/15/49 387,877
200,000 WR Berkley Corp 4 .750 08/01/44 186,884
650,000 WR Berkley Corp 4 .000 05/12/50 542,389
200,000 XLIT Ltd 5 .250 12/15/43 211,944
300,000 XLIT Ltd 5 .500 03/31/45 310,786
TOTAL INSURANCE 164,070,769
MATERIALS - 0 .7%
300,000 Air Products & Chemicals, Inc 3 .350 07/31/24 299,125
175,000 Air Products & Chemicals, Inc 1 .500 10/15/25 164,719
500,000 Air Products & Chemicals, Inc 1 .850 05/15/27 454,992
2,125,000 Air Products & Chemicals, Inc 2 .050 05/15/30 1,836,739
125,000 Air Products & Chemicals, Inc 2 .700 05/15/40 99,967
1,250,000 Air Products & Chemicals, Inc 2 .800 05/15/50 943,505

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 750,000 Albemarle Corp 4 .650% 06/01/27 $ 738,080
1,000,000 Albemarle Corp 5 .050 06/01/32 976,581
1,000,000 Albemarle Corp 5 .650 06/01/52 999,710
500,000 Amcor Finance USA, Inc 3 .625 04/28/26 481,119
400,000 Amcor Finance USA, Inc 4 .500 05/15/28 394,250
2,000,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 1,631,837
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 308,725
1,000,000 AptarGroup, Inc 3 .600 03/15/32 886,982
300,000 Avery Dennison Corp 4 .875 12/06/28 300,497
500,000 Avery Dennison Corp 2 .650 04/30/30 417,766
1,000,000 Avery Dennison Corp 2 .250 02/15/32 792,223
100,000 Barrick Australian Finance Pty Ltd 5 .950 10/15/39 105,331
2,250,000 Barrick Gold Corp 5 .250 04/01/42 2,214,475
500,000 Barrick North America Finance LLC 5 .750 05/01/43 520,400
100,000 Bemis Co, Inc 3 .100 09/15/26 95,846
200,000 Bemis Co, Inc 2 .630 06/19/30 163,991
625,000 Berry Global, Inc 0 .950 02/15/24 592,004
1,375,000 Berry Global, Inc 1 .570 01/15/26 1,226,114
625,000 Berry Global, Inc 1 .650 01/15/27 547,057
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 768,511
1,925,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 1,978,793
500,000 Cabot Corp 4 .000 07/01/29 469,197
1,000,000 Cabot Corp 5 .000 06/30/32 970,858
400,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 396,800
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 344,531
200,000 Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 166,500
725,000 Church & Dwight Co, Inc 5 .000 06/15/52 741,169
750,000 Clorox Co 4 .400 05/01/29 746,596
375,000 Clorox Co 4 .600 05/01/32 376,685
14,000 Dow Chemical Co 4 .550 11/30/25 14,285
300,000 Dow Chemical Co 4 .800 11/30/28 301,140
81,000 Dow Chemical Co 7 .375 11/01/29 94,013
1,000,000 Dow Chemical Co 2 .100 11/15/30 823,989
982,000 Dow Chemical Co 4 .250 10/01/34 931,453
131,000 Dow Chemical Co 9 .400 05/15/39 187,155
275,000 Dow Chemical Co 5 .250 11/15/41 269,157
1,200,000 Dow Chemical Co 4 .375 11/15/42 1,057,020
400,000 Dow Chemical Co 4 .625 10/01/44 360,303
825,000 Dow Chemical Co 5 .550 11/30/48 832,606
750,000 Dow Chemical Co 4 .800 05/15/49 681,652
1,000,000 Dow Chemical Co 3 .600 11/15/50 763,412
1,600,000 DowDuPont, Inc 4 .493 11/15/25 1,610,893
2,300,000 DowDuPont, Inc 4 .725 11/15/28 2,307,556
150,000 DowDuPont, Inc 5 .319 11/15/38 148,481
2,325,000 DowDuPont, Inc 5 .419 11/15/48 2,308,727
1,500,000 Eagle Materials, Inc 2 .500 07/01/31 1,184,692
727,000 Eastman Chemical Co 3 .800 03/15/25 717,795
700,000 Eastman Chemical Co 4 .500 12/01/28 686,988
150,000 Eastman Chemical Co 4 .800 09/01/42 133,246
525,000 Eastman Chemical Co 4 .650 10/15/44 452,425
750,000 Ecolab, Inc 2 .700 11/01/26 722,743
1,000,000 Ecolab, Inc 1 .650 02/01/27 914,363
300,000 Ecolab, Inc 3 .250 12/01/27 292,284
1,000,000 e Ecolab, Inc 1 .300 01/30/31 799,931
1,000,000 e Ecolab, Inc 2 .125 02/01/32 843,422
150,000 e Ecolab, Inc 2 .125 08/15/50 96,141
1,000,000 Ecolab, Inc 2 .700 12/15/51 713,144
1,370,000 Ecolab, Inc 2 .750 08/18/55 954,128
350,000 EI du Pont de Nemours and Co 1 .700 07/15/25 329,115
175,000 EI du Pont de Nemours and Co 2 .300 07/15/30 151,008

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 700,000 Fibria Overseas Finance Ltd 5 .500% 01/17/27 $ 694,050
200,000 FMC Corp 4 .100 02/01/24 200,306
500,000 FMC Corp 3 .200 10/01/26 476,157
500,000 FMC Corp 3 .450 10/01/29 453,576
500,000 FMC Corp 4 .500 10/01/49 428,329
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 928,270
1,000,000 Freeport-McMoRan, Inc 4 .375 08/01/28 933,967
1,000,000 Freeport-McMoRan, Inc 5 .250 09/01/29 955,000
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 909,939
300,000 Georgia-Pacific LLC 8 .000 01/15/24 317,804
750,000 Georgia-Pacific LLC 7 .750 11/15/29 905,028
600,000 Huntsman International LLC 4 .500 05/01/29 565,765
2,000,000 Huntsman International LLC 2 .950 06/15/31 1,660,556
300,000 International Flavors & Fragrances, Inc 3 .200 05/01/23 298,877
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 97,710
200,000 International Flavors & Fragrances, Inc 4 .375 06/01/47 170,078
675,000 International Flavors & Fragrances, Inc 5 .000 09/26/48 628,815
450,000 International Paper Co 6 .000 11/15/41 467,117
390,000 International Paper Co 4 .800 06/15/44 366,080
2,425,000 e International Paper Co 4 .350 08/15/48 2,153,225
1,000,000 Kinross Gold Corp 4 .500 07/15/27 974,120
150,000 Lubrizol Corp 6 .500 10/01/34 179,175
170,000 LYB International Finance BV 4 .000 07/15/23 169,860
575,000 LYB International Finance BV 5 .250 07/15/43 537,199
550,000 LYB International Finance BV 4 .875 03/15/44 495,867
491,000 LYB International Finance III LLC 1 .250 10/01/25 444,287
150,000 LYB International Finance III LLC 2 .250 10/01/30 123,693
150,000 LYB International Finance III LLC 3 .375 10/01/40 115,483
1,000,000 LYB International Finance III LLC 4 .200 10/15/49 812,598
750,000 LYB International Finance III LLC 4 .200 05/01/50 609,392
1,000,000 LYB International Finance III LLC 3 .625 04/01/51 739,018
500,000 LYB International Finance III LLC 3 .800 10/01/60 354,351
741,000 LyondellBasell Industries NV 5 .750 04/15/24 757,951
475,000 LyondellBasell Industries NV 4 .625 02/26/55 406,193
200,000 Martin Marietta Materials, Inc 4 .250 07/02/24 200,965
200,000 Martin Marietta Materials, Inc 3 .450 06/01/27 190,827
325,000 Martin Marietta Materials, Inc 3 .500 12/15/27 306,985
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 210,886
1,000,000 Martin Marietta Materials, Inc 2 .400 07/15/31 817,144
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 375,577
1,000,000 Martin Marietta Materials, Inc 3 .200 07/15/51 708,911
1,000,000 Mosaic Co 4 .250 11/15/23 1,006,954
800,000 Mosaic Co 4 .050 11/15/27 782,479
300,000 Mosaic Co 5 .450 11/15/33 309,042
100,000 Mosaic Co 4 .875 11/15/41 91,410
600,000 Mosaic Co 5 .625 11/15/43 619,498
1,000,000 NewMarket Corp 2 .700 03/18/31 826,728
250,000 Newmont Corp 2 .250 10/01/30 207,514
1,350,000 Newmont Corp 2 .600 07/15/32 1,114,019
1,300,000 Newmont Goldcorp Corp 2 .800 10/01/29 1,147,997
298,000 Newmont Goldcorp Corp 5 .875 04/01/35 315,178
235,000 Newmont Goldcorp Corp 6 .250 10/01/39 258,803
975,000 Newmont Goldcorp Corp 4 .875 03/15/42 929,983
300,000 Newmont Goldcorp Corp 5 .450 06/09/44 300,597
275,000 Nucor Corp 2 .000 06/01/25 258,785
500,000 Nucor Corp 4 .300 05/23/27 498,105
425,000 Nucor Corp 3 .950 05/01/28 410,543
3,150,000 Nucor Corp 2 .700 06/01/30 2,725,478
500,000 Nucor Corp 3 .125 04/01/32 434,605
1,000,000 Nucor Corp 2 .979 12/15/55 676,598

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 150,000 Nutrien Ltd 3 .150% 10/01/22 $ 150,095
500,000 Nutrien Ltd 1 .900 05/13/23 491,999
200,000 Nutrien Ltd 3 .000 04/01/25 195,245
700,000 Nutrien Ltd 4 .000 12/15/26 693,733
550,000 Nutrien Ltd 4 .200 04/01/29 534,280
500,000 Nutrien Ltd 2 .950 05/13/30 444,930
200,000 Nutrien Ltd 4 .125 03/15/35 184,554
200,000 Nutrien Ltd 5 .625 12/01/40 208,808
200,000 Nutrien Ltd 4 .900 06/01/43 192,032
691,000 Nutrien Ltd 5 .250 01/15/45 686,552
1,050,000 Nutrien Ltd 5 .000 04/01/49 1,044,874
300,000 Nutrien Ltd 3 .950 05/13/50 256,301
500,000 Owens Corning 4 .200 12/01/24 499,469
300,000 Owens Corning 3 .400 08/15/26 286,647
500,000 Owens Corning 3 .950 08/15/29 463,795
300,000 Owens Corning 3 .875 06/01/30 273,923
525,000 Owens Corning 4 .300 07/15/47 428,081
350,000 Owens Corning 4 .400 01/30/48 289,310
100,000 Packaging Corp of America 3 .650 09/15/24 99,547
550,000 Packaging Corp of America 3 .400 12/15/27 530,548
100,000 Packaging Corp of America 3 .000 12/15/29 89,367
500,000 Packaging Corp of America 4 .050 12/15/49 414,230
1,500,000 Packaging Corp of America 3 .050 10/01/51 1,062,330
300,000 PPG Industries, Inc 3 .200 03/15/23 299,398
500,000 PPG Industries, Inc 2 .400 08/15/24 486,535
250,000 PPG Industries, Inc 1 .200 03/15/26 224,589
425,000 PPG Industries, Inc 3 .750 03/15/28 416,556
500,000 PPG Industries, Inc 2 .550 06/15/30 440,077
300,000 Praxair, Inc 2 .650 02/05/25 294,429
1,000,000 Praxair, Inc 3 .200 01/30/26 996,608
725,000 Praxair, Inc 1 .100 08/10/30 579,871
625,000 Praxair, Inc 3 .550 11/07/42 541,353
225,000 Praxair, Inc 2 .000 08/10/50 141,555
300,000 Reliance Steel & Aluminum Co 4 .500 04/15/23 300,922
500,000 Reliance Steel & Aluminum Co 1 .300 08/15/25 455,328
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 405,112
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 469,795
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 364,510
1,000,000 Rio Tinto Finance USA Ltd 2 .750 11/02/51 731,073
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,288,727
100,000 RPM International, Inc 3 .750 03/15/27 95,613
300,000 RPM International, Inc 4 .550 03/01/29 289,440
1,000,000 RPM International, Inc 2 .950 01/15/32 829,845
100,000 RPM International, Inc 5 .250 06/01/45 92,290
200,000 RPM International, Inc 4 .250 01/15/48 168,076
200,000 Sherwin-Williams Co 3 .450 08/01/25 195,645
200,000 Sherwin-Williams Co 3 .950 01/15/26 198,116
925,000 Sherwin-Williams Co 3 .450 06/01/27 881,596
500,000 Sherwin-Williams Co 2 .950 08/15/29 447,329
500,000 Sherwin-Williams Co 2 .300 05/15/30 421,948
950,000 Sherwin-Williams Co 2 .200 03/15/32 764,474
200,000 Sherwin-Williams Co 4 .000 12/15/42 164,807
900,000 Sherwin-Williams Co 4 .500 06/01/47 797,558
900,000 Sherwin-Williams Co 3 .800 08/15/49 719,718
500,000 e Sherwin-Williams Co 3 .300 05/15/50 370,177
1,000,000 Sherwin-Williams Co 2 .900 03/15/52 681,081
650,000 Sonoco Products Co 2 .250 02/01/27 584,613
750,000 Sonoco Products Co 3 .125 05/01/30 656,553
1,000,000 Sonoco Products Co 2 .850 02/01/32 834,887
300,000 Southern Copper Corp 3 .875 04/23/25 296,100

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 100,000 Southern Copper Corp 7 .500% 07/27/35 $ 118,301
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,332,810
1,500,000 Southern Copper Corp 5 .875 04/23/45 1,552,500
250,000 Steel Dynamics, Inc 2 .800 12/15/24 243,993
100,000 Steel Dynamics, Inc 2 .400 06/15/25 94,593
1,000,000 Steel Dynamics, Inc 1 .650 10/15/27 858,396
750,000 Steel Dynamics, Inc 3 .450 04/15/30 667,893
100,000 Steel Dynamics, Inc 3 .250 01/15/31 86,776
500,000 Steel Dynamics, Inc 3 .250 10/15/50 343,838
700,000 Suzano Austria GmbH 2 .500 09/15/28 568,750
1,900,000 Suzano Austria GmbH 6 .000 01/15/29 1,883,223
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 807,500
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,129,260
750,000 Vulcan Materials Co 4 .500 04/01/25 763,201
100,000 Vulcan Materials Co 3 .900 04/01/27 98,439
275,000 Vulcan Materials Co 3 .500 06/01/30 249,325
475,000 Vulcan Materials Co 4 .500 06/15/47 422,294
200,000 Vulcan Materials Co 4 .700 03/01/48 182,895
200,000 Westlake Chemical Corp 0 .875 08/15/24 190,880
500,000 Westlake Chemical Corp 3 .600 08/15/26 486,752
1,000,000 Westlake Chemical Corp 3 .375 06/15/30 896,378
500,000 Westlake Chemical Corp 2 .875 08/15/41 354,626
500,000 Westlake Chemical Corp 5 .000 08/15/46 477,933
200,000 Westlake Chemical Corp 4 .375 11/15/47 170,592
500,000 e Westlake Chemical Corp 3 .125 08/15/51 348,834
500,000 Westlake Chemical Corp 3 .375 08/15/61 336,657
250,000 WRKCo, Inc 3 .000 09/15/24 244,282
425,000 WRKCo, Inc 3 .750 03/15/25 421,201
525,000 WRKCo, Inc 4 .650 03/15/26 528,173
300,000 WRKCo, Inc 3 .375 09/15/27 284,407
325,000 WRKCo, Inc 4 .000 03/15/28 317,044
240,000 WRKCo, Inc 3 .900 06/01/28 231,328
950,000 WRKCo, Inc 4 .900 03/15/29 952,858
685,000 WRKCo, Inc 4 .200 06/01/32 647,066
400,000 WRKCo, Inc 3 .000 06/15/33 338,979
750,000 Yamana Gold, Inc 2 .630 08/15/31 601,621
TOTAL MATERIALS 128,570,941
MEDIA & ENTERTAINMENT - 1 .3%
475,000 Activision Blizzard, Inc 3 .400 09/15/26 466,194
300,000 Activision Blizzard, Inc 3 .400 06/15/27 290,357
250,000 Activision Blizzard, Inc 1 .350 09/15/30 200,717
300,000 Activision Blizzard, Inc 4 .500 06/15/47 290,206
1,100,000 Activision Blizzard, Inc 2 .500 09/15/50 753,337
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 711,661
550,000 Agree LP 2 .000 06/15/28 469,601
150,000 Agree LP 2 .900 10/01/30 127,191
1,000,000 Agree LP 2 .600 06/15/33 791,838
875,000 Alphabet, Inc 3 .375 02/25/24 879,893
675,000 Alphabet, Inc 0 .450 08/15/25 620,384
1,250,000 Alphabet, Inc 1 .998 08/15/26 1,183,589
1,000,000 Alphabet, Inc 0 .800 08/15/27 868,674
850,000 Alphabet, Inc 1 .100 08/15/30 697,615
1,000,000 Alphabet, Inc 1 .900 08/15/40 716,856
2,800,000 Alphabet, Inc 2 .050 08/15/50 1,877,151
1,100,000 Alphabet, Inc 2 .250 08/15/60 714,685
1,000,000 American Assets Trust LP 3 .375 02/01/31 855,656
2,000,000 AstraZeneca Finance LLC 1 .200 05/28/26 1,809,259
2,000,000 AstraZeneca Finance LLC 1 .750 05/28/28 1,764,424
225,000 e AstraZeneca Finance LLC 2 .250 05/28/31 195,862

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 700,000 Baidu, Inc 3 .875% 09/29/23 $ 702,366
525,000 Baidu, Inc 4 .375 05/14/24 528,562
200,000 e Baidu, Inc 3 .075 04/07/25 194,589
1,000,000 Baidu, Inc 1 .720 04/09/26 916,319
535,000 Baidu, Inc 1 .625 02/23/27 476,611
300,000 e Baidu, Inc 3 .625 07/06/27 288,219
500,000 e Baidu, Inc 4 .375 03/29/28 491,299
500,000 Baidu, Inc 4 .875 11/14/28 504,728
300,000 Baidu, Inc 3 .425 04/07/30 275,967
750,000 Baidu, Inc 2 .375 10/09/30 628,618
1,000,000 e Baidu, Inc 2 .375 08/23/31 830,095
1,000,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 856,100
1,000,000 g Blackstone Private Credit Fund 4 .700 03/24/25 960,650
1,800,000 g Blackstone Private Credit Fund 2 .625 12/15/26 1,508,093
1,000,000 g Blackstone Private Credit Fund 3 .250 03/15/27 848,422
1,000,000 g Blackstone Private Credit Fund 4 .000 01/15/29 819,447
750,000 Blackstone Secured Lending Fund 3 .650 07/14/23 734,980
750,000 Blackstone Secured Lending Fund 3 .625 01/15/26 683,418
1,400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 1,222,361
1,000,000 h Blackstone Secured Lending Fund 2 .125 02/15/27 836,249
1,000,000 h Blackstone Secured Lending Fund 2 .850 09/30/28 806,431
1,000,000 Broadstone Net Lease LLC 2 .600 09/15/31 815,510
1,000,000 Brookfield Finance I UK PLC 2 .340 01/30/32 803,658
1,000,000 Brown University in Providence in the State of Rhode
Island and Providence Plant
2 .924 09/01/50 777,533
2,000,000 Cedars-Sinai Health System 2 .288 08/15/31 1,721,208
225,000 Charter Communications Operating LLC 4 .500 02/01/24 226,331
3,650,000 Charter Communications Operating LLC 4 .908 07/23/25 3,658,468
950,000 Charter Communications Operating LLC 3 .750 02/15/28 877,286
2,750,000 Charter Communications Operating LLC 4 .200 03/15/28 2,569,325
650,000 Charter Communications Operating LLC 2 .250 01/15/29 534,084
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,601,716
1,500,000 Charter Communications Operating LLC 2 .300 02/01/32 1,134,942
1,000,000 Charter Communications Operating LLC 4 .400 04/01/33 892,838
750,000 Charter Communications Operating LLC 6 .384 10/23/35 754,285
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,333,240
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 1,049,851
1,000,000 Charter Communications Operating LLC 3 .500 03/01/42 693,941
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,506,863
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,192,046
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,232,488
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,324,354
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 1,980,900
2,500,000 Charter Communications Operating LLC 3 .700 04/01/51 1,691,738
3,000,000 Charter Communications Operating LLC 3 .900 06/01/52 2,082,643
500,000 Charter Communications Operating LLC 5 .250 04/01/53 422,507
2,000,000 Charter Communications Operating LLC 3 .850 04/01/61 1,315,271
1,500,000 Charter Communications Operating LLC 4 .400 12/01/61 1,078,812
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 668,034
500,000 Charter Communications Operating LLC 5 .500 04/01/63 424,699
1,000,000 Children's Health System of Texas 2 .511 08/15/50 676,837
1,000,000 Cleco Securitization I LLC 0 .000 09/01/42 967,420
2,025,000 Comcast Corp 3 .700 04/15/24 2,029,846
850,000 Comcast Corp 3 .375 02/15/25 842,760
350,000 Comcast Corp 3 .375 08/15/25 345,044
1,550,000 Comcast Corp 3 .950 10/15/25 1,556,115
1,950,000 Comcast Corp 3 .150 03/01/26 1,898,087
1,025,000 Comcast Corp 2 .350 01/15/27 955,461
1,450,000 Comcast Corp 3 .300 02/01/27 1,409,365
900,000 Comcast Corp 3 .150 02/15/28 857,908

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,675,000 Comcast Corp 4 .150% 10/15/28 $ 2,667,576
5,000,000 Comcast Corp 3 .400 04/01/30 4,691,387
3,300,000 Comcast Corp 4 .250 10/15/30 3,253,637
1,950,000 Comcast Corp 1 .950 01/15/31 1,622,116
3,850,000 Comcast Corp 1 .500 02/15/31 3,094,209
1,925,000 Comcast Corp 4 .250 01/15/33 1,891,220
150,000 Comcast Corp 7 .050 03/15/33 179,890
200,000 Comcast Corp 4 .200 08/15/34 192,355
500,000 Comcast Corp 4 .400 08/15/35 484,516
36,000 Comcast Corp 6 .500 11/15/35 42,015
3,475,000 Comcast Corp 3 .200 07/15/36 2,942,294
3,150,000 Comcast Corp 3 .900 03/01/38 2,848,815
1,000,000 Comcast Corp 3 .250 11/01/39 821,894
3,800,000 Comcast Corp 3 .750 04/01/40 3,330,552
1,275,000 Comcast Corp 3 .400 07/15/46 1,018,515
631,000 Comcast Corp 3 .969 11/01/47 545,638
1,500,000 Comcast Corp 4 .000 03/01/48 1,303,947
1,407,000 Comcast Corp 3 .999 11/01/49 1,226,908
2,525,000 Comcast Corp 3 .450 02/01/50 2,008,488
425,000 Comcast Corp 2 .800 01/15/51 300,690
2,237,000 Comcast Corp 2 .887 11/01/51 1,598,044
1,050,000 e Comcast Corp 2 .450 08/15/52 696,898
4,708,000 Comcast Corp 2 .937 11/01/56 3,271,564
850,000 Comcast Corp 2 .650 08/15/62 548,769
6,758,000 Comcast Corp 2 .987 11/01/63 4,609,449
485,000 Cottage Health Obligated Group 3 .304 11/01/49 391,189
750,000 DH Europe Finance II Sarl 2 .200 11/15/24 719,450
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 269,008
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 456,253
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 803,457
300,000 Discovery Communications LLC 3 .800 03/13/24 298,401
200,000 Discovery Communications LLC 3 .900 11/15/24 196,776
350,000 Discovery Communications LLC 3 .450 03/15/25 338,878
200,000 Discovery Communications LLC 3 .950 06/15/25 195,542
500,000 Discovery Communications LLC 4 .900 03/11/26 502,195
2,275,000 Discovery Communications LLC 3 .950 03/20/28 2,123,612
1,000,000 Discovery Communications LLC 4 .125 05/15/29 922,442
250,000 Discovery Communications LLC 3 .625 05/15/30 222,283
1,400,000 Discovery Communications LLC 5 .200 09/20/47 1,200,891
1,400,000 Discovery Communications LLC 5 .300 05/15/49 1,198,687
500,000 Discovery Communications LLC 4 .650 05/15/50 393,181
1,175,000 Discovery Communications LLC 4 .000 09/15/55 823,094
1,000,000 Electronic Arts, Inc 1 .850 02/15/31 812,433
1,000,000 Electronic Arts, Inc 2 .950 02/15/51 728,709
500,000 Extra Space Storage LP 3 .900 04/01/29 468,214
700,000 Extra Space Storage LP 2 .550 06/01/31 575,891
1,000,000 Extra Space Storage LP 2 .350 03/15/32 792,685
500,000 Fox Corp 4 .030 01/25/24 500,043
500,000 Fox Corp 3 .050 04/07/25 484,132
2,250,000 Fox Corp 4 .709 01/25/29 2,205,940
500,000 Fox Corp 3 .500 04/08/30 453,670
1,500,000 Fox Corp 5 .476 01/25/39 1,456,241
650,000 Fox Corp 5 .576 01/25/49 634,050
500,000 GE Capital Funding LLC 3 .450 05/15/25 490,969
3,000,000 GE Capital Funding LLC 4 .550 05/15/32 2,893,628
366,000 Grupo Televisa SAB 6 .625 03/18/25 384,357
200,000 Grupo Televisa SAB 4 .625 01/30/26 199,736
1,100,000 Grupo Televisa SAB 5 .000 05/13/45 1,021,651
700,000 Grupo Televisa SAB 6 .125 01/31/46 771,536
500,000 Grupo Televisa SAB 5 .250 05/24/49 491,300

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,900,000 g GSK Consumer Healthcare Capital US LLC 3 .375% 03/24/27 $ 1,818,548
725,000 g GSK Consumer Healthcare Capital US LLC 3 .375 03/24/29 678,248
1,500,000 g GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 1,386,241
1,000,000 g GSK Consumer Healthcare Capital US LLC 4 .000 03/24/52 856,213
1,000,000 GXO Logistics, Inc 1 .650 07/15/26 872,571
1,000,000 GXO Logistics, Inc 2 .650 07/15/31 788,913
100,000 Interpublic Group of Cos, Inc 4 .200 04/15/24 100,054
350,000 Interpublic Group of Cos, Inc 4 .650 10/01/28 345,831
500,000 Interpublic Group of Cos, Inc 4 .750 03/30/30 490,607
1,000,000 Interpublic Group of Cos, Inc 2 .400 03/01/31 814,538
1,000,000 Interpublic Group of Cos, Inc 3 .375 03/01/41 749,915
400,000 Interpublic Group of Cos, Inc 5 .400 10/01/48 389,771
445,000 Iowa Health System 3 .665 02/15/50 363,462
2,000,000 g Magallanes, Inc 3 .638 03/15/25 1,937,019
7,000,000 g Magallanes, Inc 3 .755 03/15/27 6,565,942
3,325,000 g Magallanes, Inc 4 .054 03/15/29 3,045,622
2,625,000 g Magallanes, Inc 4 .279 03/15/32 2,346,074
2,750,000 g Magallanes, Inc 5 .050 03/15/42 2,339,673
2,850,000 g Magallanes, Inc 5 .141 03/15/52 2,392,147
1,475,000 g Magallanes, Inc 5 .391 03/15/62 1,233,835
350,000 Marvell Technology, Inc 4 .200 06/22/23 349,470
1,000,000 Marvell Technology, Inc 1 .650 04/15/26 895,820
1,000,000 Marvell Technology, Inc 2 .450 04/15/28 872,601
350,000 Marvell Technology, Inc 4 .875 06/22/28 345,130
1,000,000 Marvell Technology, Inc 2 .950 04/15/31 838,564
135,000 MedStar Health, Inc 3 .626 08/15/49 111,462
1,000,000 g Morgan Stanley Direct Lending Fund 4 .500 02/11/27 908,491
870,000 NBC Universal Media LLC 4 .450 01/15/43 804,331
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 704,438
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 809,120
425,000 Omnicom Group, Inc 3 .650 11/01/24 421,255
1,050,000 Omnicom Group, Inc 3 .600 04/15/26 1,019,387
750,000 Omnicom Group, Inc 2 .450 04/30/30 632,306
325,000 Omnicom Group, Inc 4 .200 06/01/30 310,464
700,000 e Omnicom Group, Inc 2 .600 08/01/31 587,713
1,000,000 g Owl Rock Capital Corp III 3 .125 04/13/27 853,915
1,000,000 g OWL Rock Core Income Corp 5 .500 03/21/25 960,030
1,000,000 g OWL Rock Core Income Corp 4 .700 02/08/27 912,178
1,000,000 Owl Rock Technology Finance Corp 2 .500 01/15/27 843,786
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
2 .625 11/15/31 773,671
1,000,000 Rayonier LP 2 .750 05/17/31 834,713
275,000 RELX Capital, Inc 4 .750 05/20/32 279,304
1,000,000 Rexford Industrial Realty LP 2 .125 12/01/30 801,791
500,000 Rexford Industrial Realty LP 2 .150 09/01/31 393,057
625,000 g S&P Global, Inc 2 .450 03/01/27 585,002
1,000,000 g S&P Global, Inc 2 .700 03/01/29 909,909
1,000,000 g S&P Global, Inc 2 .900 03/01/32 891,216
1,000,000 g S&P Global, Inc 3 .700 03/01/52 853,703
1,000,000 g S&P Global, Inc 3 .900 03/01/62 849,124
1,000,000 Safehold Operating Partnership LP 2 .800 06/15/31 813,291
500,000 Safehold Operating Partnership LP 2 .850 01/15/32 401,353
750,000 e Schlumberger Finance Canada Ltd 1 .400 09/17/25 695,542
425,000 Sentara Healthcare 2 .927 11/01/51 319,369
500,000 Spectrum Health System Obligated Group 3 .487 07/15/49 414,019
1,000,000 STERIS Irish FinCo UnLtd Co 2 .700 03/15/31 840,771
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 777,206
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 909,148
500,000 e Tencent Music Entertainment Group 1 .375 09/03/25 455,145
750,000 Tencent Music Entertainment Group 2 .000 09/03/30 585,265

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,075,000 Time Warner Cable LLC 6 .550% 05/01/37 $ 1,076,370
400,000 Time Warner Cable LLC 7 .300 07/01/38 417,664
500,000 Time Warner Cable LLC 6 .750 06/15/39 497,107
890,000 Time Warner Cable LLC 5 .875 11/15/40 815,584
475,000 Time Warner Cable LLC 5 .500 09/01/41 414,634
2,875,000 Time Warner Cable LLC 4 .500 09/15/42 2,244,283
325,000 Time Warner Entertainment Co LP 8 .375 03/15/23 334,426
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 347,002
200,000 Toledo Hospital 5 .325 11/15/28 189,118
450,000 Toledo Hospital 5 .750 11/15/38 464,251
200,000 e Toledo Hospital 6 .015 11/15/48 186,950
550,000 TSMC Arizona Corp 1 .750 10/25/26 505,765
350,000 TSMC Arizona Corp 3 .875 04/22/27 348,812
1,000,000 TSMC Arizona Corp 4 .125 04/22/29 997,316
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 857,465
1,000,000 TSMC Arizona Corp 4 .250 04/22/32 986,075
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 820,529
1,000,000 e TSMC Arizona Corp 3 .250 10/25/51 801,434
500,000 TSMC Arizona Corp 4 .500 04/22/52 489,039
800,000 ViacomCBS, Inc 4 .000 01/15/26 780,399
650,000 ViacomCBS, Inc 2 .900 01/15/27 598,473
200,000 ViacomCBS, Inc 3 .375 02/15/28 183,542
1,300,000 ViacomCBS, Inc 3 .700 06/01/28 1,205,275
500,000 e ViacomCBS, Inc 4 .200 06/01/29 469,946
500,000 ViacomCBS, Inc 7 .875 07/30/30 573,162
500,000 ViacomCBS, Inc 4 .950 01/15/31 476,005
1,500,000 ViacomCBS, Inc 4 .200 05/19/32 1,323,019
150,000 ViacomCBS, Inc 6 .875 04/30/36 156,593
200,000 ViacomCBS, Inc 4 .850 07/01/42 165,965
2,179,000 ViacomCBS, Inc 4 .375 03/15/43 1,685,252
625,000 ViacomCBS, Inc 5 .850 09/01/43 583,920
200,000 ViacomCBS, Inc 4 .900 08/15/44 162,146
800,000 ViacomCBS, Inc 4 .600 01/15/45 627,055
1,000,000 ViacomCBS, Inc 4 .950 05/19/50 838,163
1,000,000 Viatris, Inc 1 .650 06/22/25 905,258
400,000 Viatris, Inc 2 .300 06/22/27 345,537
375,000 Viatris, Inc 2 .700 06/22/30 300,960
600,000 Viatris, Inc 3 .850 06/22/40 424,983
1,950,000 Viatris, Inc 4 .000 06/22/50 1,305,695
1,000,000 Walt Disney Co 3 .350 03/24/25 991,174
875,000 Walt Disney Co 3 .150 09/17/25 860,798
700,000 Walt Disney Co 3 .700 10/15/25 699,245
8,000,000 Walt Disney Co 1 .750 01/13/26 7,436,045
500,000 Walt Disney Co 3 .000 02/13/26 485,246
475,000 Walt Disney Co 1 .850 07/30/26 438,674
1,500,000 e Walt Disney Co 2 .950 06/15/27 1,430,231
3,000,000 e Walt Disney Co 2 .200 01/13/28 2,719,532
425,000 Walt Disney Co 2 .000 09/01/29 365,226
500,000 Walt Disney Co 3 .800 03/22/30 483,429
1,000,000 Walt Disney Co 2 .650 01/13/31 880,090
229,000 Walt Disney Co 6 .400 12/15/35 266,524
325,000 Walt Disney Co 6 .650 11/15/37 387,166
1,000,000 Walt Disney Co 3 .500 05/13/40 852,485
1,425,000 Walt Disney Co 6 .150 02/15/41 1,625,717
100,000 Walt Disney Co 4 .375 08/16/41 92,318
200,000 Walt Disney Co 3 .700 12/01/42 170,013
225,000 Walt Disney Co 5 .400 10/01/43 238,177
1,275,000 Walt Disney Co 4 .125 06/01/44 1,153,464
500,000 Walt Disney Co 4 .750 09/15/44 487,897
300,000 Walt Disney Co 4 .950 10/15/45 300,169

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 100,000 Walt Disney Co 3 .000% 07/30/46 $ 76,356
700,000 Walt Disney Co 4 .750 11/15/46 696,250
1,600,000 Walt Disney Co 2 .750 09/01/49 1,142,070
3,625,000 Walt Disney Co 4 .700 03/23/50 3,575,231
2,000,000 Walt Disney Co 3 .600 01/13/51 1,669,283
1,000,000 Walt Disney Co 3 .800 05/13/60 835,971
375,000 Weibo Corp 3 .500 07/05/24 364,972
900,000 Weibo Corp 3 .375 07/08/30 731,096
1,500,000 WPP Finance 2010 3 .750 09/19/24 1,464,922
TOTAL MEDIA & ENTERTAINMENT 263,817,225
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
1,850,000 AbbVie, Inc 3 .750 11/14/23 1,854,817
3,350,000 AbbVie, Inc 3 .800 03/15/25 3,323,183
1,575,000 AbbVie, Inc 3 .600 05/14/25 1,549,387
4,150,000 AbbVie, Inc 3 .200 05/14/26 3,997,607
2,500,000 AbbVie, Inc 2 .950 11/21/26 2,368,866
675,000 AbbVie, Inc 4 .250 11/14/28 668,516
6,750,000 AbbVie, Inc 3 .200 11/21/29 6,209,601
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,188,569
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,868,330
675,000 AbbVie, Inc 4 .300 05/14/36 634,034
3,300,000 AbbVie, Inc 4 .050 11/21/39 2,942,712
2,175,000 AbbVie, Inc 4 .400 11/06/42 1,976,643
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,552,725
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,231,833
925,000 AbbVie, Inc 4 .700 05/14/45 870,715
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,224,598
1,150,000 AbbVie, Inc 4 .875 11/14/48 1,102,022
4,975,000 AbbVie, Inc 4 .250 11/21/49 4,416,465
200,000 Agilent Technologies, Inc 3 .050 09/22/26 190,931
500,000 Agilent Technologies, Inc 2 .750 09/15/29 436,472
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 814,664
1,000,000 Agilent Technologies, Inc 2 .300 03/12/31 814,659
950,000 Amgen, Inc 3 .625 05/22/24 948,034
775,000 Amgen, Inc 3 .125 05/01/25 759,697
1,225,000 Amgen, Inc 2 .600 08/19/26 1,158,563
3,250,000 Amgen, Inc 2 .200 02/21/27 2,984,345
775,000 Amgen, Inc 3 .200 11/02/27 737,386
1,500,000 Amgen, Inc 1 .650 08/15/28 1,286,211
1,000,000 Amgen, Inc 2 .450 02/21/30 871,966
500,000 Amgen, Inc 2 .300 02/25/31 425,037
800,000 Amgen, Inc 2 .000 01/15/32 651,096
850,000 e Amgen, Inc 3 .350 02/22/32 778,103
1,325,000 Amgen, Inc 3 .150 02/21/40 1,047,416
1,500,000 Amgen, Inc 2 .800 08/15/41 1,111,650
126,000 Amgen, Inc 5 .150 11/15/41 125,274
2,675,000 Amgen, Inc 4 .400 05/01/45 2,412,279
2,128,000 Amgen, Inc 4 .563 06/15/48 1,952,079
2,575,000 Amgen, Inc 3 .375 02/21/50 1,967,564
2,447,000 Amgen, Inc 4 .663 06/15/51 2,288,436
1,000,000 Amgen, Inc 3 .000 01/15/52 709,089
1,000,000 Amgen, Inc 4 .200 02/22/52 877,367
172,000 Amgen, Inc 2 .770 09/01/53 116,046
1,000,000 Amgen, Inc 4 .400 02/22/62 870,324
350,000 AstraZeneca plc 3 .375 11/16/25 346,580
1,000,000 AstraZeneca plc 0 .700 04/08/26 889,663
950,000 AstraZeneca plc 3 .125 06/12/27 913,532
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,692,905
1,000,000 AstraZeneca plc 1 .375 08/06/30 820,817

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,900,000 AstraZeneca plc 6 .450% 09/15/37 $ 2,281,482
625,000 AstraZeneca plc 4 .000 09/18/42 575,740
500,000 AstraZeneca plc 4 .375 11/16/45 481,225
750,000 AstraZeneca plc 4 .375 08/17/48 735,183
600,000 AstraZeneca plc 2 .125 08/06/50 400,612
1,500,000 AstraZeneca plc 3 .000 05/28/51 1,190,201
449,000 Baxalta, Inc 4 .000 06/23/25 446,393
149,000 Baxalta, Inc 5 .250 06/23/45 148,689
875,000 Biogen, Inc 4 .050 09/15/25 865,982
300,000 Biogen, Inc 2 .250 05/01/30 245,884
1,375,000 Biogen, Inc 3 .150 05/01/50 943,022
1,346,000 Biogen, Inc 3 .250 02/15/51 942,232
200,000 Bristol-Myers Squibb Co 3 .250 11/01/23 200,295
5,350,000 Bristol-Myers Squibb Co 2 .900 07/26/24 5,298,919
1,000,000 Bristol-Myers Squibb Co 0 .750 11/13/25 911,379
1,000,000 Bristol-Myers Squibb Co 1 .125 11/13/27 879,373
1,275,000 Bristol-Myers Squibb Co 3 .900 02/20/28 1,276,561
874,000 Bristol-Myers Squibb Co 3 .400 07/26/29 843,655
1,150,000 Bristol-Myers Squibb Co 1 .450 11/13/30 944,774
1,400,000 Bristol-Myers Squibb Co 2 .950 03/15/32 1,282,444
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,623,682
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 92,464
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 329,436
650,000 Bristol-Myers Squibb Co 3 .250 08/01/42 535,571
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 476,447
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,747,134
2,400,000 Bristol-Myers Squibb Co 4 .250 10/26/49 2,253,800
1,500,000 Bristol-Myers Squibb Co 2 .550 11/13/50 1,061,201
575,000 Bristol-Myers Squibb Co 3 .700 03/15/52 496,613
1,000,000 Bristol-Myers Squibb Co 3 .900 03/15/62 866,818
200,000 Danaher Corp 3 .350 09/15/25 197,592
200,000 Danaher Corp 4 .375 09/15/45 185,387
400,000 Danaher Corp 2 .600 10/01/50 281,632
750,000 Danaher Corp 2 .800 12/10/51 540,286
975,000 Eli Lilly & Co 2 .750 06/01/25 959,415
950,000 Eli Lilly & Co 3 .100 05/15/27 922,811
1,300,000 Eli Lilly & Co 2 .250 05/15/50 918,832
750,000 Eli Lilly & Co 2 .500 09/15/60 512,247
638,000 Gilead Sciences, Inc 0 .750 09/29/23 617,361
800,000 Gilead Sciences, Inc 3 .700 04/01/24 800,672
575,000 Gilead Sciences, Inc 3 .500 02/01/25 568,083
1,125,000 Gilead Sciences, Inc 3 .650 03/01/26 1,104,809
525,000 Gilead Sciences, Inc 2 .950 03/01/27 497,384
325,000 Gilead Sciences, Inc 1 .200 10/01/27 279,960
5,815,000 e Gilead Sciences, Inc 1 .650 10/01/30 4,764,740
450,000 Gilead Sciences, Inc 4 .600 09/01/35 445,906
1,300,000 Gilead Sciences, Inc 4 .000 09/01/36 1,213,848
325,000 Gilead Sciences, Inc 2 .600 10/01/40 237,605
250,000 Gilead Sciences, Inc 5 .650 12/01/41 266,618
1,025,000 Gilead Sciences, Inc 4 .800 04/01/44 991,653
950,000 Gilead Sciences, Inc 4 .500 02/01/45 874,571
925,000 Gilead Sciences, Inc 4 .750 03/01/46 886,770
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,338,878
2,600,000 Gilead Sciences, Inc 2 .800 10/01/50 1,814,383
1,550,000 GlaxoSmithKline Capital plc 0 .534 10/01/23 1,497,452
2,900,000 GlaxoSmithKline Capital plc 3 .375 06/01/29 2,797,774
950,000 GlaxoSmithKline Capital, Inc 3 .625 05/15/25 951,058
925,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 919,957
350,000 GlaxoSmithKline Capital, Inc 5 .375 04/15/34 384,285
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,484,318

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 850,000 GlaxoSmithKline Capital, Inc 4 .200% 03/18/43 $ 800,842
1,500,000 Illumina, Inc 2 .550 03/23/31 1,219,713
950,000 Johnson & Johnson 3 .375 12/05/23 954,429
2,000,000 Johnson & Johnson 0 .550 09/01/25 1,844,593
1,000,000 Johnson & Johnson 2 .450 03/01/26 972,611
2,000,000 Johnson & Johnson 0 .950 09/01/27 1,764,679
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,682,337
1,000,000 Johnson & Johnson 4 .375 12/05/33 1,034,038
250,000 Johnson & Johnson 3 .550 03/01/36 236,672
450,000 Johnson & Johnson 3 .625 03/03/37 426,385
250,000 Johnson & Johnson 5 .950 08/15/37 296,996
675,000 Johnson & Johnson 3 .400 01/15/38 607,156
375,000 Johnson & Johnson 5 .850 07/15/38 433,559
1,000,000 Johnson & Johnson 2 .100 09/01/40 730,751
300,000 Johnson & Johnson 4 .500 12/05/43 300,625
1,200,000 Johnson & Johnson 3 .700 03/01/46 1,104,658
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,504,809
2,100,000 Johnson & Johnson 3 .500 01/15/48 1,863,854
500,000 Johnson & Johnson 2 .250 09/01/50 349,118
1,000,000 Johnson & Johnson 2 .450 09/01/60 677,949
1,450,000 Merck & Co, Inc 2 .750 02/10/25 1,432,672
2,875,000 Merck & Co, Inc 0 .750 02/24/26 2,604,973
2,000,000 Merck & Co, Inc 1 .700 06/10/27 1,816,801
1,500,000 Merck & Co, Inc 1 .900 12/10/28 1,333,028
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,637,986
1,150,000 Merck & Co, Inc 2 .150 12/10/31 989,209
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,393,935
425,000 Merck & Co, Inc 2 .350 06/24/40 319,033
100,000 Merck & Co, Inc 3 .600 09/15/42 87,522
925,000 Merck & Co, Inc 4 .150 05/18/43 877,147
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,596,704
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,472,024
375,000 Merck & Co, Inc 2 .450 06/24/50 263,353
625,000 Merck & Co, Inc 2 .750 12/10/51 461,549
1,100,000 Merck & Co, Inc 2 .900 12/10/61 781,056
2,800,000 Mylan NV 3 .950 06/15/26 2,637,860
750,000 Mylan NV 5 .250 06/15/46 604,941
500,000 Mylan, Inc 4 .550 04/15/28 476,648
700,000 Mylan, Inc 5 .200 04/15/48 558,980
725,000 Novartis Capital Corp 3 .000 11/20/25 716,108
3,500,000 Novartis Capital Corp 2 .000 02/14/27 3,259,113
1,300,000 Novartis Capital Corp 3 .100 05/17/27 1,265,233
1,000,000 Novartis Capital Corp 2 .200 08/14/30 881,441
400,000 Novartis Capital Corp 3 .700 09/21/42 361,284
1,025,000 Novartis Capital Corp 4 .400 05/06/44 1,023,696
1,000,000 Novartis Capital Corp 4 .000 11/20/45 930,073
750,000 Novartis Capital Corp 2 .750 08/14/50 583,879
1,000,000 PerkinElmer, Inc 1 .900 09/15/28 833,201
500,000 PerkinElmer, Inc 3 .300 09/15/29 443,211
1,000,000 PerkinElmer, Inc 2 .550 03/15/31 820,407
300,000 PerkinElmer, Inc 2 .250 09/15/31 237,057
1,000,000 PerkinElmer, Inc 3 .625 03/15/51 756,212
1,175,000 Pfizer, Inc 3 .400 05/15/24 1,176,684
3,000,000 Pfizer, Inc 0 .800 05/28/25 2,793,210
350,000 Pfizer, Inc 2 .750 06/03/26 339,345
2,850,000 Pfizer, Inc 3 .000 12/15/26 2,787,931
950,000 Pfizer, Inc 3 .600 09/15/28 942,970
1,550,000 Pfizer, Inc 3 .450 03/15/29 1,505,097
3,000,000 Pfizer, Inc 1 .750 08/18/31 2,508,841
425,000 Pfizer, Inc 4 .000 12/15/36 413,060

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 500,000 Pfizer, Inc 4 .100% 09/15/38 $ 482,494
875,000 Pfizer, Inc 3 .900 03/15/39 824,929
350,000 Pfizer, Inc 7 .200 03/15/39 457,821
1,250,000 Pfizer, Inc 2 .550 05/28/40 978,604
625,000 Pfizer, Inc 4 .300 06/15/43 604,310
1,100,000 Pfizer, Inc 4 .400 05/15/44 1,078,011
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,800,005
1,200,000 Pfizer, Inc 4 .200 09/15/48 1,170,069
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,977,754
1,000,000 Pfizer, Inc 2 .700 05/28/50 761,149
1,000,000 Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 801,743
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 339,333
1,000,000 Royalty Pharma plc 0 .750 09/02/23 962,931
1,000,000 Royalty Pharma plc 1 .200 09/02/25 891,479
1,000,000 Royalty Pharma plc 1 .750 09/02/27 852,444
375,000 Royalty Pharma plc 2 .200 09/02/30 302,510
1,000,000 Royalty Pharma plc 2 .150 09/02/31 780,284
1,000,000 Royalty Pharma plc 3 .300 09/02/40 738,553
1,000,000 Royalty Pharma plc 3 .550 09/02/50 698,233
1,000,000 Royalty Pharma plc 3 .350 09/02/51 677,640
500,000 Sanofi 3 .625 06/19/28 492,992
1,000,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 1,007,480
2,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 2,139,143
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 585,490
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,577,767
1,150,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 860,726
1,000,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 729,567
3,000,000 Thermo Fisher Scientific, Inc 1 .215 10/18/24 2,842,163
1,000,000 Thermo Fisher Scientific, Inc 1 .750 10/15/28 874,249
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,359,342
275,000 Thermo Fisher Scientific, Inc 2 .000 10/15/31 230,556
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,178,174
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 214,460
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 187,035
1,000,000 Wyeth LLC 6 .450 02/01/24 1,045,170
150,000 Wyeth LLC 6 .500 02/01/34 179,402
275,000 Wyeth LLC 5 .950 04/01/37 317,329
300,000 Zoetis, Inc 4 .500 11/13/25 303,862
425,000 Zoetis, Inc 3 .000 09/12/27 400,574
500,000 Zoetis, Inc 3 .900 08/20/28 484,032
900,000 Zoetis, Inc 4 .700 02/01/43 861,349
650,000 Zoetis, Inc 3 .950 09/12/47 567,287
200,000 Zoetis, Inc 4 .450 08/20/48 186,806
375,000 Zoetis, Inc 3 .000 05/15/50 277,211
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 232,424,016
REAL ESTATE - 1 .0%
100,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 98,421
200,000 Alexandria Real Estate Equities, Inc 4 .300 01/15/26 200,194
500,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 489,910
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 194,782
425,000 Alexandria Real Estate Equities, Inc 2 .750 12/15/29 371,714
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 98,766
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 243,518
1,500,000 Alexandria Real Estate Equities, Inc 2 .000 05/18/32 1,184,682
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 338,355
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 665,690
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 463,420
700,000 Alexandria Real Estate Equities, Inc 4 .000 02/01/50 577,342
1,000,000 Alexandria Real Estate Equities, Inc 3 .000 05/18/51 672,242

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,500,000 Alexandria Real Estate Equities, Inc 3 .550% 03/15/52 $ 1,122,550
100,000 American Campus Communities Operating Partnership
LP
3 .750 04/15/23 100,109
500,000 American Campus Communities Operating Partnership
LP
3 .300 07/15/26 488,620
200,000 American Campus Communities Operating Partnership
LP
3 .625 11/15/27 196,241
1,000,000 American Campus Communities Operating Partnership
LP
2 .250 01/15/29 926,004
500,000 American Campus Communities Operating Partnership
LP
2 .850 02/01/30 474,553
500,000 American Homes 4 Rent LP 4 .900 02/15/29 487,248
250,000 American Homes 4 Rent LP 2 .375 07/15/31 199,347
750,000 American Homes 4 Rent LP 3 .625 04/15/32 657,441
250,000 American Homes 4 Rent LP 3 .375 07/15/51 172,615
500,000 American Homes 4 Rent LP 4 .300 04/15/52 402,673
800,000 American Tower Corp 3 .500 01/31/23 799,758
1,500,000 American Tower Corp 0 .600 01/15/24 1,424,177
450,000 American Tower Corp 5 .000 02/15/24 455,266
350,000 American Tower Corp 3 .375 05/15/24 344,885
750,000 American Tower Corp 2 .400 03/15/25 708,775
525,000 American Tower Corp 4 .000 06/01/25 519,312
1,350,000 American Tower Corp 1 .300 09/15/25 1,222,186
200,000 American Tower Corp 4 .400 02/15/26 198,771
1,000,000 American Tower Corp 1 .600 04/15/26 893,725
1,000,000 American Tower Corp 1 .450 09/15/26 874,602
425,000 American Tower Corp 3 .375 10/15/26 401,841
750,000 American Tower Corp 2 .750 01/15/27 685,884
500,000 American Tower Corp 3 .125 01/15/27 464,054
150,000 American Tower Corp 3 .550 07/15/27 140,625
500,000 American Tower Corp 3 .600 01/15/28 467,504
875,000 American Tower Corp 1 .500 01/31/28 727,538
350,000 American Tower Corp 3 .950 03/15/29 325,827
750,000 American Tower Corp 2 .900 01/15/30 642,094
750,000 American Tower Corp 2 .100 06/15/30 600,639
725,000 American Tower Corp 1 .875 10/15/30 564,022
1,000,000 American Tower Corp 2 .700 04/15/31 822,951
1,000,000 American Tower Corp 2 .300 09/15/31 792,064
1,350,000 American Tower Corp 3 .700 10/15/49 1,013,311
425,000 American Tower Corp 3 .100 06/15/50 293,798
1,275,000 American Tower Corp 2 .950 01/15/51 863,282
200,000 AvalonBay Communities, Inc 3 .500 11/15/24 197,596
200,000 AvalonBay Communities, Inc 2 .950 05/11/26 191,300
100,000 AvalonBay Communities, Inc 2 .900 10/15/26 94,881
1,200,000 AvalonBay Communities, Inc 3 .350 05/15/27 1,148,653
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 188,370
500,000 AvalonBay Communities, Inc 1 .900 12/01/28 434,889
750,000 AvalonBay Communities, Inc 3 .300 06/01/29 696,757
750,000 AvalonBay Communities, Inc 2 .300 03/01/30 645,071
800,000 e AvalonBay Communities, Inc 2 .050 01/15/32 660,234
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 357,597
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 185,793
425,000 Boston Properties LP 3 .125 09/01/23 421,923
200,000 Boston Properties LP 3 .800 02/01/24 198,987
1,500,000 Boston Properties LP 3 .200 01/15/25 1,463,002
275,000 Boston Properties LP 3 .650 02/01/26 266,976
700,000 Boston Properties LP 2 .750 10/01/26 652,456
550,000 Boston Properties LP 4 .500 12/01/28 534,739
550,000 Boston Properties LP 3 .400 06/21/29 492,992
750,000 Boston Properties LP 2 .900 03/15/30 637,872
1,000,000 Boston Properties LP 3 .250 01/30/31 857,706

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 2,000,000 Boston Properties LP 2 .550% 04/01/32 $ 1,591,687
1,000,000 Boston Properties LP 2 .450 10/01/33 768,110
100,000 Brandywine Operating Partnership LP 3 .950 02/15/23 99,758
500,000 Brandywine Operating Partnership LP 4 .100 10/01/24 495,208
100,000 Brandywine Operating Partnership LP 3 .950 11/15/27 94,327
500,000 Brandywine Operating Partnership LP 4 .550 10/01/29 476,914
900,000 Brixmor Operating Partnership LP 3 .650 06/15/24 886,959
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 196,799
225,000 Brixmor Operating Partnership LP 4 .125 06/15/26 219,647
300,000 Brixmor Operating Partnership LP 3 .900 03/15/27 286,959
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 85,754
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 558,947
940,000 Brixmor Operating Partnership LP 4 .050 07/01/30 848,133
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 78,416
200,000 Camden Property Trust 2 .950 12/15/22 200,028
100,000 Camden Property Trust 4 .100 10/15/28 98,199
325,000 Camden Property Trust 3 .150 07/01/29 296,947
100,000 Camden Property Trust 2 .800 05/15/30 88,272
500,000 Camden Property Trust 3 .350 11/01/49 390,619
500,000 CBRE Services, Inc 4 .875 03/01/26 504,885
1,000,000 CBRE Services, Inc 2 .500 04/01/31 813,547
1,000,000 Corporate Office Properties LP 2 .250 03/15/26 906,320
1,000,000 Corporate Office Properties LP 2 .000 01/15/29 806,112
175,000 Corporate Office Properties LP 2 .750 04/15/31 141,493
1,000,000 Corporate Office Properties LP 2 .900 12/01/33 774,187
1,375,000 Crown Castle International Corp 3 .150 07/15/23 1,360,046
500,000 Crown Castle International Corp 3 .200 09/01/24 489,677
1,000,000 Crown Castle International Corp 1 .350 07/15/25 914,050
975,000 Crown Castle International Corp 4 .450 02/15/26 964,952
250,000 Crown Castle International Corp 3 .700 06/15/26 241,178
1,500,000 Crown Castle International Corp 1 .050 07/15/26 1,297,868
100,000 Crown Castle International Corp 4 .000 03/01/27 97,146
525,000 Crown Castle International Corp 3 .650 09/01/27 497,200
775,000 Crown Castle International Corp 3 .800 02/15/28 731,194
300,000 Crown Castle International Corp 4 .300 02/15/29 288,034
500,000 Crown Castle International Corp 3 .100 11/15/29 441,394
275,000 Crown Castle International Corp 3 .300 07/01/30 242,527
1,050,000 Crown Castle International Corp 2 .250 01/15/31 851,693
1,500,000 Crown Castle International Corp 2 .100 04/01/31 1,193,058
1,000,000 Crown Castle International Corp 2 .500 07/15/31 818,292
1,000,000 Crown Castle International Corp 2 .900 04/01/41 720,756
200,000 Crown Castle International Corp 4 .750 05/15/47 180,309
300,000 Crown Castle International Corp 5 .200 02/15/49 287,406
500,000 Crown Castle International Corp 4 .000 11/15/49 404,601
200,000 Crown Castle International Corp 4 .150 07/01/50 166,225
875,000 Crown Castle International Corp 3 .250 01/15/51 627,668
200,000 CubeSmart LP 3 .125 09/01/26 190,177
600,000 CubeSmart LP 2 .250 12/15/28 512,670
100,000 CubeSmart LP 4 .375 02/15/29 97,029
250,000 CubeSmart LP 3 .000 02/15/30 219,930
450,000 CubeSmart LP 2 .000 02/15/31 357,753
700,000 CubeSmart LP 2 .500 02/15/32 568,453
475,000 Digital Realty Trust LP 3 .700 08/15/27 452,469
300,000 e Digital Realty Trust LP 4 .450 07/15/28 291,162
1,000,000 Digital Realty Trust LP 3 .600 07/01/29 903,751
100,000 Duke Realty LP 3 .250 06/30/26 96,306
1,000,000 Duke Realty LP 3 .375 12/15/27 944,796
100,000 Duke Realty LP 4 .000 09/15/28 96,939
225,000 Duke Realty LP 2 .875 11/15/29 202,186
200,000 Duke Realty LP 1 .750 07/01/30 163,578

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,000,000 Duke Realty LP 1 .750% 02/01/31 $ 813,011
775,000 Duke Realty LP 2 .250 01/15/32 645,439
500,000 Duke Realty LP 3 .050 03/01/50 371,480
1,000,000 EPR Properties 3 .600 11/15/31 790,474
525,000 Equinix, Inc 1 .000 09/15/25 470,352
2,000,000 Equinix, Inc 1 .450 05/15/26 1,775,316
650,000 Equinix, Inc 2 .900 11/18/26 604,072
200,000 Equinix, Inc 1 .800 07/15/27 173,538
800,000 Equinix, Inc 1 .550 03/15/28 672,894
2,000,000 Equinix, Inc 2 .000 05/15/28 1,716,921
1,000,000 Equinix, Inc 3 .200 11/18/29 888,338
175,000 Equinix, Inc 2 .150 07/15/30 141,574
2,000,000 Equinix, Inc 2 .500 05/15/31 1,620,627
500,000 Equinix, Inc 3 .000 07/15/50 342,324
1,000,000 Equinix, Inc 2 .950 09/15/51 674,734
1,500,000 Equinix, Inc 3 .400 02/15/52 1,109,810
700,000 ERP Operating LP 3 .375 06/01/25 686,150
200,000 ERP Operating LP 2 .850 11/01/26 189,678
1,150,000 ERP Operating LP 3 .250 08/01/27 1,087,163
500,000 ERP Operating LP 3 .500 03/01/28 476,038
200,000 ERP Operating LP 4 .150 12/01/28 196,356
750,000 ERP Operating LP 3 .000 07/01/29 679,293
300,000 ERP Operating LP 2 .500 02/15/30 262,175
500,000 ERP Operating LP 1 .850 08/01/31 410,212
425,000 ERP Operating LP 4 .500 07/01/44 404,005
100,000 ERP Operating LP 4 .000 08/01/47 86,964
650,000 Essential Properties LP 2 .950 07/15/31 509,296
100,000 Essex Portfolio LP 3 .250 05/01/23 99,614
400,000 Essex Portfolio LP 3 .500 04/01/25 391,467
100,000 Essex Portfolio LP 3 .375 04/15/26 96,541
200,000 Essex Portfolio LP 3 .625 05/01/27 193,331
1,000,000 Essex Portfolio LP 1 .700 03/01/28 859,216
900,000 Essex Portfolio LP 4 .000 03/01/29 859,140
325,000 Essex Portfolio LP 3 .000 01/15/30 287,208
750,000 Essex Portfolio LP 1 .650 01/15/31 585,808
1,000,000 Essex Portfolio LP 2 .550 06/15/31 835,885
500,000 Essex Portfolio LP 2 .650 03/15/32 415,100
300,000 Essex Portfolio LP 4 .500 03/15/48 269,118
500,000 Federal Realty Investment Trust 3 .950 01/15/24 498,941
300,000 Federal Realty Investment Trust 1 .250 02/15/26 268,398
250,000 Federal Realty Investment Trust 3 .250 07/15/27 235,023
1,300,000 Federal Realty Investment Trust 3 .200 06/15/29 1,173,903
300,000 Federal Realty Investment Trust 3 .500 06/01/30 272,212
200,000 Federal Realty Investment Trust 4 .500 12/01/44 177,222
250,000 GLP Capital LP 3 .350 09/01/24 238,911
1,300,000 GLP Capital LP 5 .250 06/01/25 1,274,897
150,000 GLP Capital LP 5 .375 04/15/26 146,793
750,000 GLP Capital LP 5 .750 06/01/28 732,600
200,000 GLP Capital LP 5 .300 01/15/29 191,022
500,000 GLP Capital LP 4 .000 01/15/30 437,876
500,000 GLP Capital LP 4 .000 01/15/31 431,214
750,000 GLP Capital LP 3 .250 01/15/32 601,103
100,000 Healthcare Realty Trust, Inc 3 .625 01/15/28 93,292
100,000 Healthcare Realty Trust, Inc 2 .400 03/15/30 82,755
175,000 Healthcare Realty Trust, Inc 2 .050 03/15/31 137,430
800,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 761,282
500,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 430,803
975,000 e Healthcare Trust of America Holdings LP 2 .000 03/15/31 755,775
100,000 Healthpeak Properties, Inc 3 .250 07/15/26 96,275
1,500,000 Healthpeak Properties, Inc 1 .350 02/01/27 1,314,262

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 325,000 Healthpeak Properties, Inc 2 .125% 12/01/28 $ 280,676
600,000 Healthpeak Properties, Inc 3 .500 07/15/29 553,065
1,000,000 Healthpeak Properties, Inc 3 .000 01/15/30 882,799
175,000 Healthpeak Properties, Inc 2 .875 01/15/31 150,967
30,000 Healthpeak Properties, Inc 6 .750 02/01/41 34,021
100,000 Highwoods Realty LP 3 .875 03/01/27 96,242
150,000 Highwoods Realty LP 4 .125 03/15/28 143,390
250,000 Highwoods Realty LP 4 .200 04/15/29 234,414
500,000 Highwoods Realty LP 3 .050 02/15/30 430,390
775,000 Highwoods Realty LP 2 .600 02/01/31 636,499
700,000 Host Hotels & Resorts LP 3 .875 04/01/24 691,482
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 195,563
100,000 Host Hotels & Resorts LP 4 .500 02/01/26 98,262
500,000 Host Hotels & Resorts LP 3 .375 12/15/29 423,232
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 726,105
200,000 Host Hotels & Resorts LP 2 .900 12/15/31 158,793
100,000 Hudson Pacific Properties LP 3 .950 11/01/27 95,185
100,000 Hudson Pacific Properties LP 4 .650 04/01/29 95,959
750,000 Hudson Pacific Properties LP 3 .250 01/15/30 652,543
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 252,346
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 384,631
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 522,061
750,000 Invitation Homes Operating Partnership LP 2 .700 01/15/34 576,875
125,000 Kilroy Realty LP 3 .450 12/15/24 121,899
250,000 Kilroy Realty LP 4 .750 12/15/28 244,707
200,000 Kilroy Realty LP 4 .250 08/15/29 189,094
750,000 Kilroy Realty LP 3 .050 02/15/30 642,717
500,000 Kilroy Realty LP 2 .500 11/15/32 390,240
1,000,000 Kilroy Realty LP 2 .650 11/15/33 774,103
300,000 Kimco Realty Corp 3 .125 06/01/23 298,341
200,000 Kimco Realty Corp 2 .700 03/01/24 195,316
625,000 Kimco Realty Corp 2 .800 10/01/26 584,603
200,000 Kimco Realty Corp 3 .800 04/01/27 193,072
500,000 Kimco Realty Corp 1 .900 03/01/28 432,636
750,000 Kimco Realty Corp 2 .700 10/01/30 645,392
1,000,000 Kimco Realty Corp 2 .250 12/01/31 803,891
200,000 Kimco Realty Corp 4 .250 04/01/45 167,489
175,000 Kimco Realty Corp 4 .125 12/01/46 144,904
100,000 Kimco Realty Corp 4 .450 09/01/47 87,738
500,000 Kimco Realty Corp 3 .700 10/01/49 387,673
750,000 Lexington Realty Trust 2 .700 09/15/30 615,599
1,000,000 Lexington Realty Trust 2 .375 10/01/31 773,281
200,000 Life Storage LP 3 .875 12/15/27 190,477
500,000 Life Storage LP 4 .000 06/15/29 461,143
100,000 Life Storage LP 2 .200 10/15/30 80,148
450,000 Life Storage LP 2 .400 10/15/31 358,125
200,000 Mid-America Apartments LP 4 .300 10/15/23 201,150
100,000 Mid-America Apartments LP 4 .000 11/15/25 99,289
1,000,000 Mid-America Apartments LP 1 .100 09/15/26 878,039
750,000 Mid-America Apartments LP 3 .600 06/01/27 720,872
200,000 Mid-America Apartments LP 4 .200 06/15/28 195,585
625,000 Mid-America Apartments LP 3 .950 03/15/29 596,792
175,000 Mid-America Apartments LP 2 .750 03/15/30 152,439
250,000 Mid-America Apartments LP 1 .700 02/15/31 197,719
150,000 Mid-America Apartments LP 2 .875 09/15/51 104,025
1,000,000 National Health Investors, Inc 3 .000 02/01/31 767,462
1,550,000 National Retail Properties, Inc 3 .500 10/15/27 1,453,952
300,000 National Retail Properties, Inc 2 .500 04/15/30 255,504
500,000 National Retail Properties, Inc 3 .100 04/15/50 346,709
1,000,000 National Retail Properties, Inc 3 .500 04/15/51 748,043

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,000,000 National Retail Properties, Inc 3 .000% 04/15/52 $ 681,553
1,000,000 Office Properties Income Trust 2 .650 06/15/26 849,756
500,000 Office Properties Income Trust 2 .400 02/01/27 408,575
1,000,000 Office Properties Income Trust 3 .450 10/15/31 749,061
248,000 Omega Healthcare Investors, Inc 4 .375 08/01/23 248,763
200,000 Omega Healthcare Investors, Inc 4 .500 04/01/27 189,597
825,000 Omega Healthcare Investors, Inc 4 .750 01/15/28 781,563
500,000 Omega Healthcare Investors, Inc 3 .625 10/01/29 424,327
500,000 Omega Healthcare Investors, Inc 3 .375 02/01/31 405,977
1,000,000 Omega Healthcare Investors, Inc 3 .250 04/15/33 757,318
200,000 Physicians Realty LP 4 .300 03/15/27 196,003
200,000 Physicians Realty LP 3 .950 01/15/28 190,565
1,000,000 Physicians Realty LP 2 .625 11/01/31 804,956
200,000 Piedmont Operating Partnership LP 3 .400 06/01/23 198,991
200,000 Piedmont Operating Partnership LP 4 .450 03/15/24 200,641
1,000,000 Piedmont Operating Partnership LP 2 .750 04/01/32 772,542
100,000 Prologis LP 3 .250 10/01/26 97,035
500,000 Prologis LP 2 .125 04/15/27 456,205
1,200,000 Prologis LP 3 .875 09/15/28 1,165,146
100,000 Prologis LP 4 .375 02/01/29 99,790
500,000 Prologis LP 2 .250 04/15/30 432,692
1,000,000 Prologis LP 1 .250 10/15/30 790,491
1,000,000 e Prologis LP 1 .625 03/15/31 805,574
100,000 Prologis LP 4 .375 09/15/48 94,281
500,000 Prologis LP 3 .000 04/15/50 378,578
500,000 Prologis LP 2 .125 10/15/50 318,115
1,500,000 Public Storage 0 .875 02/15/26 1,340,682
750,000 e Public Storage 1 .500 11/09/26 678,119
200,000 Public Storage 3 .094 09/15/27 189,927
1,500,000 Public Storage 1 .850 05/01/28 1,298,989
750,000 Public Storage 1 .950 11/09/28 648,454
500,000 Public Storage 3 .385 05/01/29 465,862
1,000,000 Public Storage 2 .300 05/01/31 840,078
250,000 Public Storage 2 .250 11/09/31 206,639
200,000 Realty Income Corp 3 .875 04/15/25 198,518
750,000 Realty Income Corp 0 .750 03/15/26 659,683
425,000 Realty Income Corp 4 .875 06/01/26 433,409
200,000 Realty Income Corp 4 .125 10/15/26 198,991
200,000 Realty Income Corp 3 .000 01/15/27 189,341
650,000 Realty Income Corp 3 .950 08/15/27 634,103
1,000,000 Realty Income Corp 3 .400 01/15/28 944,660
1,000,000 Realty Income Corp 3 .650 01/15/28 958,676
500,000 Realty Income Corp 2 .200 06/15/28 438,411
500,000 Realty Income Corp 3 .250 06/15/29 465,502
500,000 Realty Income Corp 3 .100 12/15/29 455,067
1,500,000 Realty Income Corp 3 .250 01/15/31 1,363,605
500,000 Realty Income Corp 2 .850 12/15/32 429,769
750,000 Realty Income Corp 1 .800 03/15/33 573,626
300,000 Realty Income Corp 4 .650 03/15/47 289,353
375,000 Regency Centers LP 3 .600 02/01/27 362,731
125,000 Regency Centers LP 4 .125 03/15/28 120,072
425,000 Regency Centers LP 2 .950 09/15/29 373,426
500,000 Regency Centers LP 3 .700 06/15/30 453,702
200,000 Regency Centers LP 4 .400 02/01/47 175,492
300,000 Regency Centers LP 4 .650 03/15/49 268,236
350,000 Retail Properties of America, Inc 4 .750 09/15/30 325,847
300,000 Sabra Health Care LP 5 .125 08/15/26 291,897
1,000,000 Sabra Health Care LP 3 .200 12/01/31 793,616
500,000 Select Income REIT 4 .250 05/15/24 485,342
400,000 Select Income REIT 4 .500 02/01/25 383,260

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 500,000 Simon Property Group LP 2 .000% 09/13/24 $ 478,117
450,000 Simon Property Group LP 3 .375 10/01/24 443,793
800,000 Simon Property Group LP 3 .500 09/01/25 779,436
625,000 Simon Property Group LP 3 .300 01/15/26 604,518
350,000 Simon Property Group LP 3 .250 11/30/26 333,627
1,000,000 e Simon Property Group LP 1 .375 01/15/27 875,426
200,000 Simon Property Group LP 3 .375 06/15/27 189,848
300,000 Simon Property Group LP 3 .375 12/01/27 281,627
1,000,000 Simon Property Group LP 1 .750 02/01/28 852,213
1,750,000 Simon Property Group LP 2 .450 09/13/29 1,486,753
750,000 e Simon Property Group LP 2 .650 07/15/30 636,300
1,000,000 Simon Property Group LP 2 .200 02/01/31 811,758
500,000 Simon Property Group LP 2 .250 01/15/32 398,946
1,500,000 Simon Property Group LP 2 .650 02/01/32 1,240,652
1,500,000 Simon Property Group LP 4 .250 10/01/44 1,276,134
300,000 Simon Property Group LP 4 .250 11/30/46 258,409
500,000 Simon Property Group LP 3 .250 09/13/49 362,784
750,000 Simon Property Group LP 3 .800 07/15/50 600,363
150,000 SITE Centers Corp 4 .250 02/01/26 147,314
200,000 SITE Centers Corp 4 .700 06/01/27 197,331
200,000 SL Green Operating Partnership LP 3 .250 10/15/22 199,498
200,000 e SL Green Realty Corp 4 .500 12/01/22 200,261
525,000 Sovran Acquisition LP 3 .500 07/01/26 501,859
300,000 Spirit Realty LP 3 .200 01/15/27 275,361
1,000,000 Spirit Realty LP 2 .100 03/15/28 838,285
500,000 Spirit Realty LP 4 .000 07/15/29 456,999
300,000 Spirit Realty LP 3 .400 01/15/30 259,777
500,000 Spirit Realty LP 3 .200 02/15/31 418,694
1,000,000 Spirit Realty LP 2 .700 02/15/32 782,698
500,000 STORE Capital Corp 4 .625 03/15/29 487,828
500,000 STORE Capital Corp 2 .750 11/18/30 407,499
750,000 STORE Capital Corp 2 .700 12/01/31 600,477
500,000 Sun Communities Operating LP 2 .300 11/01/28 427,704
1,250,000 Sun Communities Operating LP 2 .700 07/15/31 1,007,334
100,000 Tanger Properties LP 3 .125 09/01/26 93,863
250,000 e Tanger Properties LP 3 .875 07/15/27 237,158
500,000 Tanger Properties LP 2 .750 09/01/31 391,367
200,000 UDR, Inc 3 .500 07/01/27 190,637
200,000 UDR, Inc 3 .500 01/15/28 188,917
600,000 UDR, Inc 3 .200 01/15/30 538,534
1,000,000 UDR, Inc 3 .000 08/15/31 854,425
750,000 UDR, Inc 2 .100 08/01/32 583,248
500,000 UDR, Inc 1 .900 03/15/33 377,806
1,000,000 UDR, Inc 2 .100 06/15/33 761,740
300,000 UDR, Inc 3 .100 11/01/34 246,038
300,000 Ventas Realty LP 3 .500 04/15/24 296,557
750,000 Ventas Realty LP 2 .650 01/15/25 717,257
120,000 Ventas Realty LP 4 .125 01/15/26 118,712
200,000 Ventas Realty LP 3 .250 10/15/26 188,885
1,000,000 Ventas Realty LP 4 .000 03/01/28 954,917
525,000 Ventas Realty LP 4 .400 01/15/29 505,483
350,000 Ventas Realty LP 3 .000 01/15/30 306,222
500,000 Ventas Realty LP 4 .750 11/15/30 489,031
1,025,000 Ventas Realty LP 2 .500 09/01/31 841,742
300,000 Ventas Realty LP 4 .375 02/01/45 255,775
300,000 Ventas Realty LP 4 .875 04/15/49 277,515
1,500,000 VICI Properties LP 4 .375 05/15/25 1,465,019
850,000 VICI Properties LP 4 .750 02/15/28 811,300
750,000 VICI Properties LP 4 .950 02/15/30 710,783
1,000,000 VICI Properties LP 5 .125 05/15/32 942,340

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,000,000 VICI Properties LP 5 .625% 05/15/52 $ 910,170
200,000 Vornado Realty LP 3 .500 01/15/25 193,624
275,000 Vornado Realty LP 2 .150 06/01/26 244,991
275,000 Vornado Realty LP 3 .400 06/01/31 230,792
2,000,000 Welltower, Inc 3 .625 03/15/24 1,984,131
600,000 Welltower, Inc 4 .250 04/01/26 593,495
500,000 Welltower, Inc 2 .700 02/15/27 461,756
600,000 Welltower, Inc 4 .250 04/15/28 581,899
1,000,000 Welltower, Inc 2 .050 01/15/29 841,643
500,000 Welltower, Inc 4 .125 03/15/29 475,179
425,000 Welltower, Inc 3 .100 01/15/30 376,375
400,000 Welltower, Inc 2 .750 01/15/31 337,378
1,000,000 Welltower, Inc 2 .800 06/01/31 843,667
500,000 Welltower, Inc 2 .750 01/15/32 416,457
150,000 Welltower, Inc 3 .850 06/15/32 136,692
300,000 Welltower, Inc 4 .950 09/01/48 284,935
500,000 Weyerhaeuser Co 4 .000 11/15/29 472,709
500,000 Weyerhaeuser Co 4 .000 04/15/30 470,641
304,000 Weyerhaeuser Co 7 .375 03/15/32 351,641
300,000 Weyerhaeuser Co 3 .375 03/09/33 261,563
375,000 Weyerhaeuser Co 4 .000 03/09/52 309,602
200,000 WP Carey, Inc 4 .600 04/01/24 200,997
347,000 WP Carey, Inc 4 .000 02/01/25 344,673
1,000,000 WP Carey, Inc 3 .850 07/15/29 930,936
750,000 WP Carey, Inc 2 .400 02/01/31 612,530
500,000 WP Carey, Inc 2 .450 02/01/32 402,137
1,000,000 WP Carey, Inc 2 .250 04/01/33 767,948
TOTAL REAL ESTATE 200,816,776
RETAILING - 0 .8%
100,000 Advance Auto Parts, Inc 1 .750 10/01/27 84,969
500,000 Advance Auto Parts, Inc 3 .900 04/15/30 454,638
1,000,000 Advance Auto Parts, Inc 3 .500 03/15/32 857,628
1,200,000 e Alibaba Group Holding Ltd 2 .800 06/06/23 1,191,533
1,250,000 Alibaba Group Holding Ltd 3 .600 11/28/24 1,242,330
1,325,000 Alibaba Group Holding Ltd 3 .400 12/06/27 1,265,902
1,250,000 e Alibaba Group Holding Ltd 2 .125 02/09/31 1,033,549
500,000 Alibaba Group Holding Ltd 4 .500 11/28/34 469,245
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 647,678
1,250,000 Alibaba Group Holding Ltd 2 .700 02/09/41 859,224
1,500,000 Alibaba Group Holding Ltd 4 .200 12/06/47 1,241,703
1,250,000 Alibaba Group Holding Ltd 3 .150 02/09/51 853,169
750,000 Alibaba Group Holding Ltd 4 .400 12/06/57 615,339
1,250,000 Alibaba Group Holding Ltd 3 .250 02/09/61 827,599
200,000 Allegion US Holding Co, Inc 3 .200 10/01/24 195,110
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 183,889
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 496,617
1,125,000 Amazon.com, Inc 2 .800 08/22/24 1,116,075
425,000 Amazon.com, Inc 3 .800 12/05/24 429,440
1,000,000 Amazon.com, Inc 0 .800 06/03/25 931,022
325,000 Amazon.com, Inc 5 .200 12/03/25 340,997
5,000,000 Amazon.com, Inc 1 .000 05/12/26 4,547,029
3,000,000 Amazon.com, Inc 3 .300 04/13/27 2,943,170
1,000,000 Amazon.com, Inc 1 .200 06/03/27 889,753
2,700,000 Amazon.com, Inc 3 .150 08/22/27 2,625,138
2,000,000 Amazon.com, Inc 1 .650 05/12/28 1,772,163
2,000,000 Amazon.com, Inc 3 .450 04/13/29 1,944,165
1,000,000 Amazon.com, Inc 1 .500 06/03/30 830,876
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,713,313
2,000,000 Amazon.com, Inc 3 .600 04/13/32 1,925,832

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 1,800,000 Amazon.com, Inc 4 .800% 12/05/34 $ 1,885,109
2,625,000 Amazon.com, Inc 3 .875 08/22/37 2,488,278
2,500,000 Amazon.com, Inc 2 .875 05/12/41 2,000,847
775,000 Amazon.com, Inc 4 .950 12/05/44 811,418
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,691,008
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,339,105
2,500,000 Amazon.com, Inc 3 .100 05/12/51 1,968,660
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,847,852
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,782,544
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,900,650
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,809,486
200,000 AutoNation, Inc 3 .500 11/15/24 194,071
244,000 AutoNation, Inc 4 .500 10/01/25 242,987
200,000 AutoNation, Inc 3 .800 11/15/27 188,937
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,247,959
100,000 AutoNation, Inc 4 .750 06/01/30 94,069
425,000 AutoNation, Inc 2 .400 08/01/31 327,805
900,000 AutoNation, Inc 3 .850 03/01/32 775,489
150,000 AutoZone, Inc 3 .125 07/15/23 149,391
250,000 AutoZone, Inc 3 .125 04/18/24 246,732
200,000 AutoZone, Inc 3 .250 04/15/25 196,207
500,000 e AutoZone, Inc 3 .625 04/15/25 493,780
100,000 AutoZone, Inc 3 .125 04/21/26 96,433
650,000 AutoZone, Inc 3 .750 06/01/27 629,823
200,000 AutoZone, Inc 3 .750 04/18/29 188,949
500,000 AutoZone, Inc 4 .000 04/15/30 474,748
600,000 AutoZone, Inc 1 .650 01/15/31 470,467
500,000 e Best Buy Co, Inc 4 .450 10/01/28 491,514
500,000 Best Buy Co, Inc 1 .950 10/01/30 397,133
2,000,000 CDW LLC 2 .670 12/01/26 1,781,868
1,000,000 CDW LLC 3 .276 12/01/28 862,605
575,000 CDW LLC 3 .569 12/01/31 475,045
1,000,000 Chevron USA, Inc 0 .426 08/11/23 971,973
2,000,000 Chevron USA, Inc 0 .687 08/12/25 1,836,697
2,000,000 Chevron USA, Inc 1 .018 08/12/27 1,744,595
1,000,000 Chevron USA, Inc 3 .250 10/15/29 949,111
250,000 Chevron USA, Inc 2 .343 08/12/50 172,437
1,000,000 Dick's Sporting Goods, Inc 3 .150 01/15/32 790,076
1,000,000 Dick's Sporting Goods, Inc 4 .100 01/15/52 664,958
355,000 Dollar General Corp 4 .150 11/01/25 355,125
300,000 Dollar General Corp 3 .875 04/15/27 294,561
500,000 Dollar General Corp 4 .125 05/01/28 487,918
500,000 Dollar General Corp 3 .500 04/03/30 460,097
500,000 Dollar General Corp 4 .125 04/03/50 416,789
500,000 Dollar Tree, Inc 4 .000 05/15/25 496,833
500,000 Dollar Tree, Inc 4 .200 05/15/28 485,682
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 824,004
1,000,000 Dollar Tree, Inc 3 .375 12/01/51 709,799
400,000 eBay, Inc 3 .450 08/01/24 396,267
1,000,000 eBay, Inc 1 .400 05/10/26 899,493
1,200,000 eBay, Inc 3 .600 06/05/27 1,150,945
1,200,000 eBay, Inc 2 .700 03/11/30 1,025,491
1,000,000 e eBay, Inc 2 .600 05/10/31 831,291
200,000 eBay, Inc 4 .000 07/15/42 170,246
1,000,000 eBay, Inc 3 .650 05/10/51 771,827
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,185,338
275,000 Genuine Parts Co 2 .750 02/01/32 227,511
1,000,000 g GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 973,854
500,000 g HF Sinclair Corp 2 .625 10/01/23 485,558
200,000 g HF Sinclair Corp 5 .875 04/01/26 201,728

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 500,000 g HF Sinclair Corp 4 .500% 10/01/30 $ 455,115
550,000 Home Depot, Inc 3 .750 02/15/24 555,509
350,000 Home Depot, Inc 3 .350 09/15/25 347,477
1,925,000 Home Depot, Inc 3 .000 04/01/26 1,887,163
1,550,000 Home Depot, Inc 2 .125 09/15/26 1,466,890
2,000,000 Home Depot, Inc 2 .875 04/15/27 1,932,166
2,000,000 Home Depot, Inc 0 .900 03/15/28 1,701,392
1,000,000 Home Depot, Inc 1 .500 09/15/28 870,677
825,000 Home Depot, Inc 3 .900 12/06/28 824,713
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,177,354
375,000 Home Depot, Inc 2 .700 04/15/30 340,141
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,611,279
1,000,000 Home Depot, Inc 1 .875 09/15/31 832,778
1,000,000 Home Depot, Inc 3 .250 04/15/32 931,600
425,000 Home Depot, Inc 5 .875 12/16/36 488,657
150,000 Home Depot, Inc 5 .950 04/01/41 170,591
675,000 Home Depot, Inc 4 .200 04/01/43 630,848
450,000 Home Depot, Inc 4 .875 02/15/44 456,686
650,000 Home Depot, Inc 4 .400 03/15/45 620,517
725,000 Home Depot, Inc 4 .250 04/01/46 680,486
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,877,310
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,948,801
1,000,000 Home Depot, Inc 3 .125 12/15/49 777,283
2,655,000 Home Depot, Inc 3 .350 04/15/50 2,155,856
3,000,000 Home Depot, Inc 2 .375 03/15/51 2,028,753
1,000,000 Home Depot, Inc 2 .750 09/15/51 726,699
500,000 Home Depot, Inc 3 .625 04/15/52 428,882
675,000 Home Depot, Inc 3 .500 09/15/56 549,734
500,000 e JD.com, Inc 3 .375 01/14/30 456,767
500,000 JD.com, Inc 4 .125 01/14/50 392,763
750,000 e Kohl's Corp 3 .375 05/01/31 650,445
200,000 Kohl's Corp 5 .550 07/17/45 168,551
300,000 Lowe's Cos, Inc 3 .875 09/15/23 301,881
400,000 Lowe's Cos, Inc 3 .125 09/15/24 395,764
1,000,000 Lowe's Cos, Inc 4 .000 04/15/25 1,003,303
1,100,000 Lowe's Cos, Inc 3 .375 09/15/25 1,080,929
500,000 Lowe's Cos, Inc 2 .500 04/15/26 472,365
1,000,000 Lowe's Cos, Inc 3 .350 04/01/27 962,328
2,000,000 Lowe's Cos, Inc 1 .300 04/15/28 1,689,313
1,500,000 Lowe's Cos, Inc 1 .700 09/15/28 1,277,040
775,000 Lowe's Cos, Inc 3 .650 04/05/29 730,664
306,000 Lowe's Cos, Inc 4 .500 04/15/30 302,329
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,202,830
800,000 Lowe's Cos, Inc 2 .625 04/01/31 684,721
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 927,766
700,000 Lowe's Cos, Inc 2 .800 09/15/41 508,392
56,000 Lowe's Cos, Inc 4 .250 09/15/44 46,755
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 861,586
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,669,752
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,282,638
1,320,000 Lowe's Cos, Inc 5 .125 04/15/50 1,288,314
450,000 Lowe's Cos, Inc 3 .000 10/15/50 313,550
1,000,000 Lowe's Cos, Inc 3 .500 04/01/51 757,668
500,000 Lowe's Cos, Inc 4 .250 04/01/52 432,974
500,000 Lowe's Cos, Inc 4 .450 04/01/62 427,104
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 965,660
300,000 O'Reilly Automotive, Inc 4 .350 06/01/28 298,976
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 473,470
200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 158,538
2,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 1,991,819

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 300,000 Ross Stores, Inc 4 .600% 04/15/25 $ 303,254
500,000 Ross Stores, Inc 0 .875 04/15/26 442,034
55,000 Ross Stores, Inc 4 .700 04/15/27 55,290
500,000 e Ross Stores, Inc 1 .875 04/15/31 395,257
350,000 Target Corp 3 .500 07/01/24 351,018
200,000 Target Corp 2 .250 04/15/25 193,059
1,700,000 Target Corp 2 .500 04/15/26 1,627,936
1,000,000 e Target Corp 1 .950 01/15/27 927,625
1,500,000 Target Corp 3 .375 04/15/29 1,442,547
600,000 Target Corp 2 .350 02/15/30 529,881
5,000,000 Target Corp 2 .650 09/15/30 4,486,621
1,000,000 Target Corp 2 .950 01/15/52 757,034
300,000 TJX Cos, Inc 2 .500 05/15/23 299,515
525,000 TJX Cos, Inc 2 .250 09/15/26 492,220
2,750,000 TJX Cos, Inc 1 .150 05/15/28 2,332,350
500,000 TJX Cos, Inc 1 .600 05/15/31 402,757
650,000 Tractor Supply Co 1 .750 11/01/30 510,696
TOTAL RETAILING 154,261,674
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 492,093
500,000 Advanced Micro Devices, Inc 4 .393 06/01/52 486,583
200,000 Altera Corp 4 .100 11/15/23 202,225
250,000 Analog Devices, Inc 2 .950 04/01/25 244,897
1,175,000 Analog Devices, Inc 3 .500 12/05/26 1,157,921
1,000,000 Analog Devices, Inc 1 .700 10/01/28 876,478
600,000 Analog Devices, Inc 2 .100 10/01/31 512,300
300,000 Analog Devices, Inc 2 .800 10/01/41 235,046
1,000,000 Analog Devices, Inc 2 .950 10/01/51 762,983
1,000,000 Applied Materials, Inc 3 .300 04/01/27 976,250
950,000 Applied Materials, Inc 1 .750 06/01/30 799,352
250,000 Applied Materials, Inc 5 .100 10/01/35 262,651
100,000 Applied Materials, Inc 5 .850 06/15/41 113,775
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,161,076
775,000 Applied Materials, Inc 2 .750 06/01/50 577,164
2,000,000 g Broadcom, Inc 1 .950 02/15/28 1,702,975
300,000 g Broadcom, Inc 4 .000 04/15/29 277,979
343,000 Broadcom, Inc 4 .150 11/15/30 314,261
1,500,000 g Broadcom, Inc 2 .450 02/15/31 1,205,158
625,000 g Broadcom, Inc 4 .150 04/15/32 564,253
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,362,359
1,500,000 g Broadcom, Inc 2 .600 02/15/33 1,153,362
5,883,000 g Broadcom, Inc 3 .419 04/15/33 4,863,736
2,522,000 g Broadcom, Inc 3 .469 04/15/34 2,052,574
6,327,000 g Broadcom, Inc 3 .137 11/15/35 4,804,612
4,043,000 g Broadcom, Inc 3 .187 11/15/36 3,073,389
3,336,000 g Broadcom, Inc 4 .926 05/15/37 2,990,866
850,000 g Broadcom, Inc 3 .500 02/15/41 641,002
3,000,000 g Broadcom, Inc 3 .750 02/15/51 2,222,599
2,050,000 Intel Corp 3 .700 07/29/25 2,062,947
2,480,000 e Intel Corp 2 .600 05/19/26 2,391,439
1,500,000 Intel Corp 1 .600 08/12/28 1,312,891
2,500,000 Intel Corp 2 .450 11/15/29 2,230,641
1,500,000 Intel Corp 3 .900 03/25/30 1,469,435
2,000,000 e Intel Corp 2 .000 08/12/31 1,672,831
250,000 Intel Corp 4 .000 12/15/32 244,697
1,000,000 Intel Corp 2 .800 08/12/41 762,883
200,000 Intel Corp 4 .100 05/19/46 181,210
675,000 Intel Corp 4 .100 05/11/47 610,814
3,328,000 Intel Corp 3 .734 12/08/47 2,823,663

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 2,500,000 Intel Corp 3 .250% 11/15/49 $ 1,943,273
3,175,000 Intel Corp 4 .750 03/25/50 3,114,109
1,000,000 Intel Corp 3 .050 08/12/51 744,521
1,000,000 Intel Corp 3 .100 02/15/60 714,029
1,000,000 KLA Corp 3 .300 03/01/50 791,997
200,000 Lam Research Corp 3 .800 03/15/25 200,365
150,000 Lam Research Corp 3 .750 03/15/26 149,632
275,000 Lam Research Corp 4 .000 03/15/29 270,179
125,000 Lam Research Corp 1 .900 06/15/30 105,477
825,000 Lam Research Corp 4 .875 03/15/49 838,509
200,000 Lam Research Corp 2 .875 06/15/50 146,687
1,200,000 Lam Research Corp 3 .125 06/15/60 868,634
400,000 Maxim Integrated Products, Inc 3 .450 06/15/27 381,430
1,000,000 Microchip Technology, Inc 4 .333 06/01/23 1,000,535
425,000 Micron Technology, Inc 4 .975 02/06/26 429,129
750,000 Micron Technology, Inc 4 .185 02/15/27 732,024
400,000 Micron Technology, Inc 5 .327 02/06/29 397,845
500,000 Micron Technology, Inc 4 .663 02/15/30 479,479
1,000,000 Micron Technology, Inc 2 .703 04/15/32 797,346
750,000 Micron Technology, Inc 3 .366 11/01/41 543,418
750,000 Micron Technology, Inc 3 .477 11/01/51 517,406
800,000 NVIDIA Corp 3 .200 09/16/26 791,353
1,000,000 NVIDIA Corp 1 .550 06/15/28 875,994
750,000 NVIDIA Corp 2 .850 04/01/30 686,613
1,500,000 NVIDIA Corp 2 .000 06/15/31 1,273,550
1,000,000 NVIDIA Corp 3 .500 04/01/40 875,336
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,754,423
300,000 g NXP BV 2 .700 05/01/25 285,175
750,000 NXP BV 3 .875 06/18/26 722,400
300,000 NXP BV 3 .150 05/01/27 277,972
175,000 NXP BV 4 .400 06/01/27 172,275
750,000 NXP BV 4 .300 06/18/29 715,518
675,000 NXP BV 3 .400 05/01/30 595,436
2,000,000 NXP BV 2 .500 05/11/31 1,644,086
1,000,000 NXP BV 2 .650 02/15/32 821,445
500,000 NXP BV 5 .000 01/15/33 487,941
1,375,000 g NXP BV 3 .250 05/11/41 1,034,994
325,000 NXP BV 3 .125 02/15/42 236,364
500,000 NXP BV 3 .250 11/30/51 346,215
2,800,000 QUALCOMM, Inc 3 .250 05/20/27 2,738,026
1,339,000 QUALCOMM, Inc 1 .300 05/20/28 1,158,587
1,000,000 QUALCOMM, Inc 2 .150 05/20/30 876,183
2,384,000 QUALCOMM, Inc 1 .650 05/20/32 1,925,400
750,000 QUALCOMM, Inc 4 .650 05/20/35 768,070
650,000 QUALCOMM, Inc 4 .800 05/20/45 665,952
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,462,092
300,000 Skyworks Solutions, Inc 1 .800 06/01/26 266,101
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 821,359
1,000,000 Texas Instruments, Inc 2 .250 09/04/29 899,978
325,000 Texas Instruments, Inc 1 .750 05/04/30 278,665
350,000 Texas Instruments, Inc 3 .875 03/15/39 329,642
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,589,765
1,000,000 e Texas Instruments, Inc 2 .700 09/15/51 760,119
475,000 Xilinx, Inc 2 .950 06/01/24 471,465
1,000,000 Xilinx, Inc 2 .375 06/01/30 881,785
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 97,509,673
SOFTWARE & SERVICES - 1 .0%
775,000 Adobe Systems, Inc 3 .250 02/01/25 770,605
500,000 Adobe, Inc 1 .900 02/01/25 481,443

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,000,000 Adobe, Inc 2 .150% 02/01/27 $ 934,783
925,000 Adobe, Inc 2 .300 02/01/30 816,855
1,000,000 Amdocs Ltd 2 .538 06/15/30 842,164
250,000 Autodesk, Inc 4 .375 06/15/25 253,720
450,000 Autodesk, Inc 3 .500 06/15/27 430,358
750,000 Autodesk, Inc 2 .850 01/15/30 655,494
1,000,000 Autodesk, Inc 2 .400 12/15/31 816,207
700,000 Automatic Data Processing, Inc 3 .375 09/15/25 699,996
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 359,770
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 735,101
350,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 338,477
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 875,403
2,000,000 Broadridge Financial Solutions, Inc 2 .600 05/01/31 1,670,292
1,500,000 Citrix Systems, Inc 1 .250 03/01/26 1,451,194
500,000 Citrix Systems, Inc 4 .500 12/01/27 494,618
750,000 Citrix Systems, Inc 3 .300 03/01/30 731,532
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 935,000
1,000,000 FactSet Research Systems, Inc 3 .450 03/01/32 876,473
3,000,000 Fidelity National Information Services, Inc 0 .600 03/01/24 2,839,468
1,500,000 Fidelity National Information Services, Inc 1 .150 03/01/26 1,326,306
1,500,000 Fidelity National Information Services, Inc 1 .650 03/01/28 1,279,562
825,000 Fidelity National Information Services, Inc 2 .250 03/01/31 669,592
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 310,123
300,000 Fidelity National Information Services, Inc 4 .500 08/15/46 264,417
125,000 Fiserv, Inc 3 .800 10/01/23 125,060
2,000,000 Fiserv, Inc 2 .750 07/01/24 1,950,865
1,675,000 Fiserv, Inc 3 .850 06/01/25 1,658,027
900,000 Fiserv, Inc 3 .200 07/01/26 852,195
1,125,000 Fiserv, Inc 3 .500 07/01/29 1,026,211
2,175,000 Fiserv, Inc 2 .650 06/01/30 1,842,200
2,300,000 Fiserv, Inc 4 .400 07/01/49 1,976,647
1,000,000 Fortinet, Inc 1 .000 03/15/26 879,175
1,000,000 Fortinet, Inc 2 .200 03/15/31 809,315
500,000 Genpact Luxembourg Sarl 3 .375 12/01/24 490,495
1,000,000 Genpact Luxembourg Sarl 1 .750 04/10/26 910,232
125,000 Global Payments, Inc 3 .750 06/01/23 124,099
500,000 Global Payments, Inc 4 .000 06/01/23 499,136
575,000 Global Payments, Inc 2 .650 02/15/25 548,738
2,500,000 Global Payments, Inc 1 .200 03/01/26 2,202,321
300,000 Global Payments, Inc 4 .800 04/01/26 299,987
1,000,000 Global Payments, Inc 2 .150 01/15/27 887,562
500,000 Global Payments, Inc 4 .450 06/01/28 481,138
475,000 Global Payments, Inc 3 .200 08/15/29 415,095
325,000 Global Payments, Inc 2 .900 05/15/30 274,230
1,000,000 Global Payments, Inc 2 .900 11/15/31 818,940
1,250,000 e Global Payments, Inc 4 .150 08/15/49 977,400
550,000 International Business Machines Corp 3 .375 08/01/23 550,959
600,000 International Business Machines Corp 3 .625 02/12/24 601,270
3,000,000 International Business Machines Corp 3 .000 05/15/24 2,975,972
350,000 International Business Machines Corp 3 .450 02/19/26 345,202
2,500,000 International Business Machines Corp 3 .300 05/15/26 2,438,340
1,000,000 International Business Machines Corp 1 .700 05/15/27 899,418
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,543,177
2,900,000 International Business Machines Corp 1 .950 05/15/30 2,430,307
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,669,162
19,000 International Business Machines Corp 5 .600 11/30/39 20,090
450,000 International Business Machines Corp 2 .850 05/15/40 340,932
1,060,000 International Business Machines Corp 4 .000 06/20/42 918,078
1,500,000 International Business Machines Corp 4 .700 02/19/46 1,405,029
2,500,000 International Business Machines Corp 4 .250 05/15/49 2,209,261

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 975,000 International Business Machines Corp 2 .950% 05/15/50 $ 705,937
300,000 Intuit, Inc 0 .950 07/15/25 276,227
350,000 Intuit, Inc 1 .350 07/15/27 305,601
350,000 Intuit, Inc 1 .650 07/15/30 287,384
1,000,000 Mastercard, Inc 3 .375 04/01/24 999,519
1,000,000 Mastercard, Inc 2 .000 03/03/25 962,278
425,000 Mastercard, Inc 2 .950 11/21/26 414,731
750,000 Mastercard, Inc 3 .500 02/26/28 739,619
1,000,000 Mastercard, Inc 2 .950 06/01/29 936,959
625,000 Mastercard, Inc 1 .900 03/15/31 533,658
1,500,000 e Mastercard, Inc 2 .000 11/18/31 1,264,166
200,000 Mastercard, Inc 3 .800 11/21/46 180,605
300,000 Mastercard, Inc 3 .950 02/26/48 277,299
1,000,000 Mastercard, Inc 3 .650 06/01/49 879,410
1,350,000 Mastercard, Inc 3 .850 03/26/50 1,236,060
850,000 Mastercard, Inc 2 .950 03/15/51 659,388
1,450,000 Microsoft Corp 2 .000 08/08/23 1,435,707
800,000 Microsoft Corp 3 .625 12/15/23 806,116
975,000 Microsoft Corp 2 .700 02/12/25 969,035
1,075,000 Microsoft Corp 3 .125 11/03/25 1,074,153
2,925,000 Microsoft Corp 2 .400 08/08/26 2,811,140
8,739,000 Microsoft Corp 3 .300 02/06/27 8,681,573
150,000 Microsoft Corp 3 .500 02/12/35 143,739
1,072,000 Microsoft Corp 3 .450 08/08/36 1,010,506
8,038,000 Microsoft Corp 2 .525 06/01/50 5,920,198
6,265,000 Microsoft Corp 2 .921 03/17/52 4,941,922
7,374,000 Microsoft Corp 2 .675 06/01/60 5,286,841
1,073,000 Microsoft Corp 3 .041 03/17/62 831,709
225,000 Oracle Corp 3 .625 07/15/23 224,310
2,375,000 Oracle Corp 2 .400 09/15/23 2,337,775
1,225,000 e Oracle Corp 3 .400 07/08/24 1,207,505
900,000 Oracle Corp 2 .950 11/15/24 872,129
6,500,000 Oracle Corp 2 .500 04/01/25 6,175,760
1,650,000 Oracle Corp 2 .950 05/15/25 1,579,379
3,000,000 Oracle Corp 1 .650 03/25/26 2,687,276
2,884,000 Oracle Corp 2 .650 07/15/26 2,658,061
1,000,000 Oracle Corp 2 .800 04/01/27 912,007
3,000,000 Oracle Corp 2 .300 03/25/28 2,581,171
1,000,000 Oracle Corp 2 .950 04/01/30 853,998
400,000 Oracle Corp 3 .250 05/15/30 346,845
3,000,000 Oracle Corp 2 .875 03/25/31 2,471,739
2,497,000 Oracle Corp 4 .300 07/08/34 2,178,418
650,000 Oracle Corp 3 .900 05/15/35 536,077
1,225,000 Oracle Corp 3 .850 07/15/36 984,321
4,000,000 Oracle Corp 3 .800 11/15/37 3,112,158
100,000 Oracle Corp 6 .500 04/15/38 102,880
470,000 Oracle Corp 6 .125 07/08/39 470,596
675,000 Oracle Corp 3 .600 04/01/40 504,427
325,000 Oracle Corp 5 .375 07/15/40 296,000
2,000,000 Oracle Corp 3 .650 03/25/41 1,490,443
500,000 Oracle Corp 4 .500 07/08/44 408,113
325,000 Oracle Corp 4 .125 05/15/45 247,180
2,025,000 Oracle Corp 4 .000 07/15/46 1,497,137
3,100,000 Oracle Corp 4 .000 11/15/47 2,298,768
7,350,000 Oracle Corp 3 .600 04/01/50 5,105,738
2,000,000 Oracle Corp 3 .950 03/25/51 1,468,994
500,000 Oracle Corp 4 .375 05/15/55 376,797
1,500,000 Oracle Corp 3 .850 04/01/60 1,029,026
2,000,000 Oracle Corp 4 .100 03/25/61 1,414,950
1,000,000 PayPal Holdings, Inc 2 .400 10/01/24 974,903

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,000,000 PayPal Holdings, Inc 1 .650% 06/01/25 $ 943,329
1,000,000 PayPal Holdings, Inc 2 .650 10/01/26 948,270
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 904,844
500,000 PayPal Holdings, Inc 2 .300 06/01/30 429,231
1,000,000 e PayPal Holdings, Inc 3 .250 06/01/50 755,621
750,000 Roper Technologies, Inc 1 .400 09/15/27 642,430
925,000 salesforce.com, Inc 3 .700 04/11/28 914,274
2,000,000 salesforce.com, Inc 1 .500 07/15/28 1,746,784
1,250,000 salesforce.com, Inc 1 .950 07/15/31 1,061,760
1,075,000 salesforce.com, Inc 2 .700 07/15/41 830,968
2,000,000 salesforce.com, Inc 2 .900 07/15/51 1,512,415
2,000,000 salesforce.com, Inc 3 .050 07/15/61 1,462,342
1,000,000 ServiceNow, Inc 1 .400 09/01/30 782,524
1,000,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 983,587
375,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 363,993
1,000,000 Take-Two Interactive Software, Inc 4 .000 04/14/32 938,514
750,000 VeriSign, Inc 2 .700 06/15/31 603,557
3,725,000 Visa, Inc 3 .150 12/14/25 3,666,913
2,000,000 Visa, Inc 1 .900 04/15/27 1,844,777
1,175,000 Visa, Inc 0 .750 08/15/27 1,019,337
700,000 Visa, Inc 2 .750 09/15/27 668,989
475,000 Visa, Inc 2 .050 04/15/30 416,679
1,500,000 Visa, Inc 1 .100 02/15/31 1,200,006
250,000 Visa, Inc 4 .150 12/14/35 248,463
1,500,000 Visa, Inc 2 .700 04/15/40 1,206,021
2,325,000 Visa, Inc 4 .300 12/14/45 2,296,695
1,125,000 Visa, Inc 3 .650 09/15/47 1,001,177
750,000 e Visa, Inc 2 .000 08/15/50 497,430
500,000 VMware, Inc 4 .500 05/15/25 501,355
1,500,000 VMware, Inc 1 .400 08/15/26 1,327,067
725,000 VMware, Inc 3 .900 08/21/27 695,894
1,500,000 VMware, Inc 1 .800 08/15/28 1,245,689
1,000,000 VMware, Inc 4 .700 05/15/30 964,189
1,150,000 VMware, Inc 2 .200 08/15/31 905,541
200,000 Western Union Co 4 .250 06/09/23 200,025
500,000 Western Union Co 2 .850 01/10/25 479,551
1,000,000 Western Union Co 1 .350 03/15/26 892,794
1,000,000 Western Union Co 2 .750 03/15/31 819,799
1,500,000 Workday, Inc 3 .500 04/01/27 1,434,443
1,500,000 Workday, Inc 3 .700 04/01/29 1,403,086
1,500,000 e Workday, Inc 3 .800 04/01/32 1,370,513
TOTAL SOFTWARE & SERVICES 197,362,455
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .7%
200,000 Amphenol Corp 3 .200 04/01/24 198,534
250,000 Amphenol Corp 2 .050 03/01/25 238,821
450,000 Amphenol Corp 4 .350 06/01/29 442,064
1,000,000 Amphenol Corp 2 .800 02/15/30 875,465
2,000,000 Amphenol Corp 2 .200 09/15/31 1,632,612
2,725,000 Apple, Inc 3 .450 05/06/24 2,734,161
2,000,000 Apple, Inc 1 .125 05/11/25 1,877,299
1,125,000 Apple, Inc 3 .200 05/13/25 1,124,998
3,000,000 Apple, Inc 0 .700 02/08/26 2,731,308
2,825,000 Apple, Inc 3 .250 02/23/26 2,804,548
1,425,000 Apple, Inc 2 .450 08/04/26 1,363,065
3,250,000 Apple, Inc 2 .050 09/11/26 3,059,894
1,075,000 Apple, Inc 3 .350 02/09/27 1,068,071
275,000 Apple, Inc 3 .200 05/11/27 271,132
3,675,000 Apple, Inc 3 .000 11/13/27 3,559,823
3,000,000 Apple, Inc 1 .200 02/08/28 2,624,365

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 2,500,000 Apple, Inc 1 .400% 08/05/28 $ 2,187,477
1,000,000 Apple, Inc 2 .200 09/11/29 900,450
2,950,000 Apple, Inc 1 .650 05/11/30 2,500,265
3,000,000 Apple, Inc 1 .250 08/20/30 2,460,632
3,000,000 Apple, Inc 1 .650 02/08/31 2,521,902
2,500,000 e Apple, Inc 1 .700 08/05/31 2,098,429
1,600,000 Apple, Inc 4 .500 02/23/36 1,667,706
2,000,000 Apple, Inc 2 .375 02/08/41 1,529,819
350,000 Apple, Inc 3 .850 05/04/43 321,904
750,000 Apple, Inc 4 .450 05/06/44 746,597
1,350,000 Apple, Inc 3 .450 02/09/45 1,174,058
1,000,000 Apple, Inc 4 .375 05/13/45 989,071
1,775,000 Apple, Inc 4 .650 02/23/46 1,827,196
900,000 Apple, Inc 3 .850 08/04/46 823,203
1,175,000 Apple, Inc 4 .250 02/09/47 1,145,571
900,000 Apple, Inc 3 .750 09/12/47 811,685
2,850,000 Apple, Inc 3 .750 11/13/47 2,561,033
3,000,000 Apple, Inc 2 .950 09/11/49 2,359,917
3,350,000 Apple, Inc 2 .650 05/11/50 2,470,992
1,375,000 Apple, Inc 2 .400 08/20/50 964,964
2,000,000 Apple, Inc 2 .650 02/08/51 1,474,032
1,000,000 Apple, Inc 2 .700 08/05/51 745,830
25,000 Apple, Inc 2 .550 08/20/60 17,121
2,000,000 Apple, Inc 2 .800 02/08/61 1,435,597
1,000,000 Apple, Inc 2 .850 08/05/61 724,579
425,000 Arrow Electronics, Inc 3 .250 09/08/24 415,488
200,000 Arrow Electronics, Inc 4 .000 04/01/25 198,815
425,000 Arrow Electronics, Inc 3 .875 01/12/28 404,344
1,500,000 Arrow Electronics, Inc 2 .950 02/15/32 1,244,616
200,000 Avnet, Inc 4 .625 04/15/26 201,098
1,000,000 Avnet, Inc 3 .000 05/15/31 826,750
500,000 Cisco Systems, Inc 2 .600 02/28/23 498,538
1,100,000 Cisco Systems, Inc 3 .625 03/04/24 1,106,229
400,000 Cisco Systems, Inc 3 .500 06/15/25 401,378
500,000 Cisco Systems, Inc 2 .950 02/28/26 490,560
3,000,000 Cisco Systems, Inc 2 .500 09/20/26 2,881,804
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,138,499
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,281,467
200,000 Corning, Inc 4 .700 03/15/37 189,090
100,000 Corning, Inc 5 .750 08/15/40 104,671
200,000 Corning, Inc 4 .750 03/15/42 186,836
300,000 Corning, Inc 5 .350 11/15/48 302,249
500,000 Corning, Inc 3 .900 11/15/49 400,633
825,000 Corning, Inc 4 .375 11/15/57 674,956
200,000 Corning, Inc 5 .850 11/15/68 199,384
1,000,000 Corning, Inc 5 .450 11/15/79 900,801
1,107,000 Dell International LLC 5 .450 06/15/23 1,118,185
875,000 Dell International LLC 4 .000 07/15/24 871,935
2,925,000 Dell International LLC 6 .020 06/15/26 3,036,024
1,050,000 Dell International LLC 4 .900 10/01/26 1,050,377
2,900,000 Dell International LLC 5 .300 10/01/29 2,858,907
608,000 Dell International LLC 8 .100 07/15/36 709,709
2,000,000 g Dell International LLC 3 .375 12/15/41 1,428,792
377,000 Dell International LLC 8 .350 07/15/46 469,487
2,000,000 g Dell International LLC 3 .450 12/15/51 1,353,160
800,000 Flex Ltd 4 .750 06/15/25 805,950
500,000 Flex Ltd 3 .750 02/01/26 478,420
600,000 Flex Ltd 4 .875 06/15/29 577,837
1,000,000 Flex Ltd 4 .875 05/12/30 951,837
1,000,000 FLIR Systems, Inc 2 .500 08/01/30 828,622

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 500,000 Hewlett Packard Enterprise Co 4 .450% 10/02/23 $ 505,001
1,500,000 Hewlett Packard Enterprise Co 1 .450 04/01/24 1,439,609
3,000,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 3,045,269
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 238,118
1,175,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 1,181,866
1,000,000 HP, Inc 2 .200 06/17/25 945,016
1,000,000 HP, Inc 1 .450 06/17/26 888,313
1,000,000 HP, Inc 3 .000 06/17/27 924,540
500,000 HP, Inc 4 .750 01/15/28 494,066
1,000,000 HP, Inc 4 .000 04/15/29 936,886
1,000,000 HP, Inc 3 .400 06/17/30 872,237
1,000,000 HP, Inc 2 .650 06/17/31 803,298
500,000 HP, Inc 4 .200 04/15/32 446,318
500,000 HP, Inc 5 .500 01/15/33 487,721
975,000 HP, Inc 6 .000 09/15/41 984,729
1,500,000 International Business Machines Corp 2 .200 02/09/27 1,388,617
1,500,000 e International Business Machines Corp 2 .720 02/09/32 1,302,632
1,500,000 International Business Machines Corp 3 .430 02/09/52 1,153,982
1,000,000 Jabil, Inc 1 .700 04/15/26 895,395
1,000,000 Jabil, Inc 4 .250 05/15/27 970,324
100,000 Jabil, Inc 3 .950 01/12/28 95,294
750,000 Jabil, Inc 3 .600 01/15/30 667,957
550,000 Jabil, Inc 3 .000 01/15/31 461,892
1,500,000 Juniper Networks, Inc 1 .200 12/10/25 1,340,123
750,000 Juniper Networks, Inc 3 .750 08/15/29 688,668
1,500,000 Juniper Networks, Inc 2 .000 12/10/30 1,177,155
200,000 Keysight Technologies, Inc 4 .550 10/30/24 202,545
600,000 Keysight Technologies, Inc 4 .600 04/06/27 602,607
500,000 Keysight Technologies, Inc 3 .000 10/30/29 444,340
20,000 Motorola Solutions, Inc 4 .000 09/01/24 19,909
450,000 Motorola Solutions, Inc 4 .600 02/23/28 435,195
500,000 Motorola Solutions, Inc 4 .600 05/23/29 478,374
600,000 Motorola Solutions, Inc 2 .300 11/15/30 469,453
2,250,000 Motorola Solutions, Inc 2 .750 05/24/31 1,818,087
500,000 Motorola Solutions, Inc 5 .600 06/01/32 504,157
200,000 Motorola Solutions, Inc 5 .500 09/01/44 186,166
200,000 NetApp, Inc 3 .300 09/29/24 196,138
500,000 NetApp, Inc 1 .875 06/22/25 466,386
500,000 NetApp, Inc 2 .375 06/22/27 454,493
750,000 NetApp, Inc 2 .700 06/22/30 632,003
475,000 NXP BV 4 .875 03/01/24 479,621
425,000 NXP BV 5 .350 03/01/26 432,976
400,000 NXP BV 5 .550 12/01/28 405,645
1,000,000 e QUALCOMM, Inc 4 .250 05/20/32 1,017,997
1,000,000 QUALCOMM, Inc 4 .500 05/20/52 984,603
1,000,000 g SYNNEX Corp 1 .750 08/09/26 880,943
1,000,000 g SYNNEX Corp 2 .375 08/09/28 843,074
1,000,000 g SYNNEX Corp 2 .650 08/09/31 806,682
200,000 Tyco Electronics Group S.A. 3 .450 08/01/24 199,356
100,000 Tyco Electronics Group S.A. 3 .700 02/15/26 99,523
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,106,712
900,000 Tyco Electronics Group S.A. 2 .500 02/04/32 790,297
1,000,000 Western Digital Corp 2 .850 02/01/29 814,195
1,000,000 Western Digital Corp 3 .100 02/01/32 766,800
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 134,526,941
TELECOMMUNICATION SERVICES - 1 .0%
1,000,000 America Movil SAB de C.V. 3 .625 04/22/29 946,716
1,000,000 America Movil SAB de C.V. 2 .875 05/07/30 894,933
440,000 America Movil SAB de C.V. 6 .125 03/30/40 484,297

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,625,000 America Movil SAB de C.V. 4 .375% 07/16/42 $ 1,474,234
1,500,000 America Movil SAB de C.V. 4 .375 04/22/49 1,391,612
500,000 American Tower Corp 3 .650 03/15/27 474,816
500,000 American Tower Corp 4 .050 03/15/32 455,646
10,000,000 AT&T, Inc 1 .700 03/25/26 9,136,773
1,000,000 AT&T, Inc 2 .950 07/15/26 957,332
1,150,000 AT&T, Inc 1 .650 02/01/28 994,879
4,375,000 AT&T, Inc 4 .350 03/01/29 4,307,790
3,000,000 AT&T, Inc 2 .250 02/01/32 2,450,951
14,855,000 AT&T, Inc 2 .550 12/01/33 12,050,876
1,825,000 AT&T, Inc 4 .500 05/15/35 1,734,234
3,000,000 AT&T, Inc 3 .500 06/01/41 2,395,431
300,000 AT&T, Inc 4 .650 06/01/44 272,364
2,000,000 AT&T, Inc 3 .650 06/01/51 1,564,256
11,860,000 AT&T, Inc 3 .500 09/15/53 8,989,863
8,857,000 AT&T, Inc 3 .550 09/15/55 6,636,019
6,844,000 AT&T, Inc 3 .800 12/01/57 5,285,777
8,523,000 AT&T, Inc 3 .650 09/15/59 6,383,283
1,000,000 AT&T, Inc 3 .850 06/01/60 772,899
1,000,000 Bell Canada 3 .650 03/17/51 797,588
750,000 Bell Canada, Inc 4 .464 04/01/48 687,247
750,000 Bell Canada, Inc 4 .300 07/29/49 671,442
1,000,000 Bell Telephone Co of Canada or Bell Canada 2 .150 02/15/32 817,319
450,000 Bell Telephone Co of Canada or Bell Canada 3 .200 02/15/52 331,243
1,000,000 Bell Telephone Co of Canada or Bell Canada 3 .650 08/15/52 798,463
750,000 British Telecommunications plc 4 .500 12/04/23 753,460
750,000 British Telecommunications plc 5 .125 12/04/28 747,781
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,773,299
2,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 3,316,565
500,000 Equinix, Inc 3 .900 04/15/32 452,202
745,000 Orange S.A. 9 .000 03/01/31 961,693
900,000 Orange S.A. 5 .375 01/13/42 930,459
725,000 Orange S.A. 5 .500 02/06/44 755,295
200,000 Rogers Communications, Inc 4 .100 10/01/23 201,175
1,713,000 Rogers Communications, Inc 3 .625 12/15/25 1,680,072
200,000 Rogers Communications, Inc 2 .900 11/15/26 188,889
2,000,000 g Rogers Communications, Inc 3 .200 03/15/27 1,897,016
1,500,000 g Rogers Communications, Inc 3 .800 03/15/32 1,371,615
1,000,000 g Rogers Communications, Inc 4 .500 03/15/42 888,337
125,000 Rogers Communications, Inc 4 .500 03/15/43 107,464
300,000 Rogers Communications, Inc 5 .450 10/01/43 293,812
600,000 Rogers Communications, Inc 5 .000 03/15/44 558,517
150,000 Rogers Communications, Inc 4 .300 02/15/48 125,537
1,500,000 Rogers Communications, Inc 4 .350 05/01/49 1,272,987
1,300,000 Rogers Communications, Inc 3 .700 11/15/49 990,685
1,000,000 g Rogers Communications, Inc 4 .550 03/15/52 878,158
1,500,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,468,550
625,000 Telefonica Emisiones SAU 7 .045 06/20/36 697,555
1,200,000 Telefonica Emisiones SAU 4 .665 03/06/38 1,059,114
2,125,000 Telefonica Emisiones SAU 5 .213 03/08/47 1,883,222
1,175,000 Telefonica Emisiones SAU 4 .895 03/06/48 1,001,820
900,000 Telefonica Emisiones SAU 5 .520 03/01/49 835,281
567,000 Telefonica Europe BV 8 .250 09/15/30 678,721
325,000 TELUS Corp 2 .800 02/16/27 309,268
300,000 TELUS Corp 3 .700 09/15/27 295,224
1,000,000 TELUS Corp 3 .400 05/13/32 897,287
500,000 TELUS Corp 4 .600 11/16/48 467,280
750,000 TELUS Corp 4 .300 06/15/49 668,960
4,000,000 T-Mobile USA, Inc 1 .500 02/15/26 3,614,163
4,000,000 T-Mobile USA, Inc 3 .750 04/15/27 3,851,678

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 3,500,000 T-Mobile USA, Inc 2 .050% 02/15/28 $ 3,038,665
1,000,000 h T-Mobile USA, Inc 2 .400 03/15/29 863,573
825,000 T-Mobile USA, Inc 3 .875 04/15/30 769,936
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,262,166
1,500,000 e T-Mobile USA, Inc 2 .250 11/15/31 1,217,425
1,000,000 h T-Mobile USA, Inc 2 .700 03/15/32 838,987
650,000 T-Mobile USA, Inc 4 .375 04/15/40 580,208
1,350,000 T-Mobile USA, Inc 3 .000 02/15/41 1,006,819
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 3,438,301
2,500,000 T-Mobile USA, Inc 3 .300 02/15/51 1,820,461
2,500,000 h T-Mobile USA, Inc 3 .400 10/15/52 1,846,173
500,000 †,g,h T-Mobile USA, Inc 3 .600 11/15/60 364,346
1,000,000 T-Mobile USA, Inc 3 .600 11/15/60 728,693
1,000,000 Verizon Communications, Inc 0 .850 11/20/25 905,621
1,000,000 Verizon Communications, Inc 1 .450 03/20/26 914,639
2,625,000 Verizon Communications, Inc 3 .000 03/22/27 2,493,272
5,000,000 Verizon Communications, Inc 2 .100 03/22/28 4,441,108
6,641,000 Verizon Communications, Inc 4 .329 09/21/28 6,604,834
350,000 Verizon Communications, Inc 3 .875 02/08/29 338,621
9,005,000 Verizon Communications, Inc 4 .016 12/03/29 8,721,521
200,000 Verizon Communications, Inc 3 .150 03/22/30 181,839
1,550,000 Verizon Communications, Inc 1 .500 09/18/30 1,238,778
1,533,000 Verizon Communications, Inc 1 .680 10/30/30 1,235,467
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,409,669
1,925,000 Verizon Communications, Inc 2 .550 03/21/31 1,645,890
13,355,000 Verizon Communications, Inc 2 .355 03/15/32 11,073,147
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,467,133
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 1,098,950
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 749,458
150,000 Verizon Communications, Inc 4 .000 03/22/50 129,627
2,000,000 Verizon Communications, Inc 2 .875 11/20/50 1,419,220
2,725,000 Verizon Communications, Inc 3 .550 03/22/51 2,184,557
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 837,861
8,764,000 Verizon Communications, Inc 2 .987 10/30/56 6,084,601
2,000,000 Verizon Communications, Inc 3 .000 11/20/60 1,357,728
5,000,000 Verizon Communications, Inc 3 .700 03/22/61 3,927,110
2,000,000 Vodafone Group plc 4 .125 05/30/25 2,007,479
4,425,000 Vodafone Group plc 4 .375 05/30/28 4,404,570
425,000 Vodafone Group plc 6 .150 02/27/37 458,653
925,000 Vodafone Group plc 5 .000 05/30/38 886,188
1,900,000 Vodafone Group plc 4 .375 02/19/43 1,651,132
1,450,000 Vodafone Group plc 5 .250 05/30/48 1,379,481
1,000,000 Vodafone Group plc 4 .875 06/19/49 915,739
1,500,000 Vodafone Group plc 4 .250 09/17/50 1,261,540
500,000 Vodafone Group plc 5 .125 06/19/59 459,666
TOTAL TELECOMMUNICATION SERVICES 204,692,276
TRANSPORTATION - 0 .5%
400,000 American Airlines 2 .875 07/11/34 340,523
500,000 Burlington Northern Santa Fe LLC 3 .750 04/01/24 503,019
150,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 149,604
300,000 Burlington Northern Santa Fe LLC 3 .000 04/01/25 295,543
700,000 Burlington Northern Santa Fe LLC 3 .650 09/01/25 702,893
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 724,038
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 254,509
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 189,338
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 285,056
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 518,409
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 502,314
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 576,690

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,275,000 Burlington Northern Santa Fe LLC 4 .150% 04/01/45 $ 1,158,412
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 195,886
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 1,021,051
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 366,965
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,517,746
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 942,080
750,000 Burlington Northern Santa Fe LLC 3 .550 02/15/50 626,071
750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 570,379
4,000,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 3,206,776
1,000,000 Burlington Northern Santa Fe LLC 2 .875 06/15/52 746,689
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 967,129
200,000 Canadian National Railway Co 2 .950 11/21/24 195,911
200,000 Canadian National Railway Co 6 .900 07/15/28 227,122
200,000 Canadian National Railway Co 6 .250 08/01/34 227,491
250,000 Canadian National Railway Co 3 .500 11/15/42 198,458
100,000 Canadian National Railway Co 4 .500 11/07/43 91,095
650,000 Canadian National Railway Co 3 .200 08/02/46 507,247
725,000 Canadian National Railway Co 3 .650 02/03/48 608,123
325,000 Canadian National Railway Co 4 .450 01/20/49 308,792
400,000 Canadian National Railway Co 2 .450 05/01/50 269,102
1,800,000 Canadian Pacific Railway Co 2 .900 02/01/25 1,747,947
2,000,000 Canadian Pacific Railway Co 1 .750 12/02/26 1,809,953
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 296,902
100,000 Canadian Pacific Railway Co 2 .050 03/05/30 84,623
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 232,394
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 513,351
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 276,200
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 371,545
1,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 736,572
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,321,881
400,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 385,841
300,000 CSX Corp 3 .400 08/01/24 297,455
200,000 CSX Corp 3 .350 11/01/25 196,505
1,200,000 CSX Corp 2 .600 11/01/26 1,126,747
825,000 CSX Corp 4 .250 03/15/29 820,721
600,000 e CSX Corp 2 .400 02/15/30 525,578
100,000 CSX Corp 6 .000 10/01/36 110,644
200,000 CSX Corp 6 .150 05/01/37 224,358
400,000 CSX Corp 5 .500 04/15/41 417,713
350,000 CSX Corp 4 .400 03/01/43 318,918
600,000 CSX Corp 4 .100 03/15/44 526,857
800,000 CSX Corp 3 .800 11/01/46 677,928
1,050,000 CSX Corp 4 .300 03/01/48 958,039
850,000 CSX Corp 4 .750 11/15/48 829,968
500,000 CSX Corp 4 .500 03/15/49 468,066
600,000 CSX Corp 3 .350 09/15/49 469,977
1,000,000 CSX Corp 3 .800 04/15/50 843,309
200,000 CSX Corp 3 .950 05/01/50 172,905
800,000 CSX Corp 2 .500 05/15/51 538,235
300,000 CSX Corp 4 .500 08/01/54 277,313
150,000 CSX Corp 4 .250 11/01/66 126,348
300,000 CSX Corp 4 .650 03/01/68 270,944
500,000 FedEx Corp 3 .250 04/01/26 491,921
500,000 FedEx Corp 4 .200 10/17/28 496,412
2,000,000 FedEx Corp 3 .100 08/05/29 1,822,803
500,000 FedEx Corp 4 .250 05/15/30 485,320
1,500,000 e FedEx Corp 2 .400 05/15/31 1,262,379
1,000,000 FedEx Corp 4 .900 01/15/34 999,355
200,000 FedEx Corp 3 .900 02/01/35 178,148
2,000,000 FedEx Corp 3 .250 05/15/41 1,560,136

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 275,000 FedEx Corp 5 .100% 01/15/44 $ 264,825
1,100,000 FedEx Corp 4 .750 11/15/45 1,008,122
600,000 FedEx Corp 4 .550 04/01/46 538,480
450,000 FedEx Corp 4 .400 01/15/47 393,998
900,000 FedEx Corp 4 .050 02/15/48 753,202
500,000 FedEx Corp 4 .950 10/17/48 476,055
1,500,000 e FedEx Corp 5 .250 05/15/50 1,493,511
200,000 FedEx Corp 4 .500 02/01/65 168,848
500,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 494,809
901,845 JetBlue Pass Through Trust 4 .000 11/15/32 837,992
100,000 Kansas City Southern 3 .000 05/15/23 99,681
100,000 Kansas City Southern 3 .125 06/01/26 96,431
500,000 Kansas City Southern 2 .875 11/15/29 445,629
100,000 Kansas City Southern 4 .300 05/15/43 87,928
175,000 Kansas City Southern 4 .950 08/15/45 168,371
800,000 Kansas City Southern 4 .700 05/01/48 754,016
500,000 Kansas City Southern 3 .500 05/01/50 390,044
500,000 Kansas City Southern 4 .200 11/15/69 405,641
350,000 Kirby Corp 4 .200 03/01/28 326,824
350,000 Norfolk Southern Corp 2 .900 06/15/26 334,041
300,000 Norfolk Southern Corp 3 .150 06/01/27 285,466
700,000 Norfolk Southern Corp 3 .800 08/01/28 684,238
2,500,000 Norfolk Southern Corp 2 .300 05/15/31 2,132,827
1,000,000 e Norfolk Southern Corp 3 .000 03/15/32 901,493
16,000 Norfolk Southern Corp 4 .837 10/01/41 15,643
300,000 Norfolk Southern Corp 4 .450 06/15/45 279,799
200,000 Norfolk Southern Corp 4 .650 01/15/46 192,824
303,000 Norfolk Southern Corp 3 .942 11/01/47 262,058
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,291,312
500,000 Norfolk Southern Corp 4 .100 05/15/49 441,313
500,000 Norfolk Southern Corp 3 .400 11/01/49 392,928
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 732,596
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 716,075
175,000 Norfolk Southern Corp 4 .050 08/15/52 152,442
1,000,000 Norfolk Southern Corp 3 .700 03/15/53 821,421
300,000 Norfolk Southern Corp 4 .550 06/01/53 283,454
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 850,278
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 751,989
200,000 Ryder System, Inc 3 .400 03/01/23 199,506
200,000 Ryder System, Inc 3 .750 06/09/23 199,493
200,000 Ryder System, Inc 3 .875 12/01/23 199,996
550,000 Ryder System, Inc 3 .650 03/18/24 545,290
500,000 Ryder System, Inc 2 .500 09/01/24 482,375
300,000 Ryder System, Inc 4 .625 06/01/25 301,590
500,000 Ryder System, Inc 3 .350 09/01/25 484,705
1,000,000 Ryder System, Inc 1 .750 09/01/26 903,368
500,000 Ryder System, Inc 2 .900 12/01/26 465,997
1,000,000 Ryder System, Inc 2 .850 03/01/27 932,219
1,000,000 Ryder System, Inc 4 .300 06/15/27 985,226
200,000 Southwest Airlines Co 2 .750 11/16/22 199,301
1,250,000 Southwest Airlines Co 4 .750 05/04/23 1,259,882
1,250,000 Southwest Airlines Co 5 .250 05/04/25 1,273,546
200,000 Southwest Airlines Co 3 .000 11/15/26 186,702
1,000,000 Southwest Airlines Co 5 .125 06/15/27 1,009,248
200,000 Southwest Airlines Co 3 .450 11/16/27 187,197
300,000 Southwest Airlines Co 2 .625 02/10/30 253,401
277,000 Union Pacific Corp 3 .646 02/15/24 277,327
300,000 Union Pacific Corp 3 .150 03/01/24 297,789
200,000 Union Pacific Corp 3 .750 03/15/24 200,441
200,000 Union Pacific Corp 3 .250 01/15/25 198,166

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 500,000 Union Pacific Corp 3 .750% 07/15/25 $ 500,581
200,000 Union Pacific Corp 3 .250 08/15/25 197,559
300,000 Union Pacific Corp 2 .750 03/01/26 287,860
500,000 Union Pacific Corp 2 .150 02/05/27 463,224
2,500,000 e Union Pacific Corp 2 .375 05/20/31 2,160,180
1,000,000 Union Pacific Corp 2 .800 02/14/32 890,125
100,000 Union Pacific Corp 3 .375 02/01/35 89,391
2,525,000 Union Pacific Corp 2 .891 04/06/36 2,087,234
100,000 Union Pacific Corp 3 .600 09/15/37 89,215
500,000 Union Pacific Corp 3 .550 08/15/39 431,829
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,223,554
500,000 Union Pacific Corp 3 .375 02/14/42 416,189
200,000 Union Pacific Corp 3 .350 08/15/46 160,648
300,000 Union Pacific Corp 4 .000 04/15/47 266,994
4,000,000 Union Pacific Corp 3 .250 02/05/50 3,136,622
1,070,000 Union Pacific Corp 3 .799 10/01/51 915,252
500,000 Union Pacific Corp 2 .950 03/10/52 367,864
1,000,000 Union Pacific Corp 3 .500 02/14/53 814,483
200,000 Union Pacific Corp 3 .875 02/01/55 169,958
300,000 Union Pacific Corp 3 .950 08/15/59 255,568
1,925,000 Union Pacific Corp 3 .839 03/20/60 1,606,820
1,500,000 Union Pacific Corp 3 .550 05/20/61 1,191,355
2,950,000 Union Pacific Corp 2 .973 09/16/62 2,041,806
200,000 Union Pacific Corp 4 .100 09/15/67 169,685
500,000 Union Pacific Corp 3 .750 02/05/70 396,711
500,000 Union Pacific Corp 3 .799 04/06/71 400,535
500,000 Union Pacific Corp 3 .850 02/14/72 406,584
500,000 United Parcel Service, Inc 2 .200 09/01/24 487,841
300,000 United Parcel Service, Inc 2 .800 11/15/24 296,429
125,000 United Parcel Service, Inc 2 .400 11/15/26 118,597
875,000 United Parcel Service, Inc 3 .050 11/15/27 852,310
500,000 United Parcel Service, Inc 3 .400 03/15/29 481,747
500,000 United Parcel Service, Inc 2 .500 09/01/29 453,893
750,000 United Parcel Service, Inc 4 .450 04/01/30 766,930
510,000 United Parcel Service, Inc 6 .200 01/15/38 594,909
450,000 United Parcel Service, Inc 3 .625 10/01/42 391,398
400,000 United Parcel Service, Inc 3 .400 11/15/46 333,280
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,380,637
300,000 United Parcel Service, Inc 4 .250 03/15/49 285,751
500,000 e United Parcel Service, Inc 3 .400 09/01/49 419,926
1,630,000 United Parcel Service, Inc 5 .300 04/01/50 1,791,264
TOTAL TRANSPORTATION 105,828,779
UTILITIES - 2 .2%
200,000 AEP Texas, Inc 3 .950 06/01/28 192,881
550,000 AEP Texas, Inc 2 .100 07/01/30 457,332
500,000 AEP Texas, Inc 4 .700 05/15/32 497,580
200,000 AEP Texas, Inc 3 .800 10/01/47 161,205
100,000 AEP Texas, Inc 4 .150 05/01/49 85,424
850,000 AEP Texas, Inc 3 .450 05/15/51 651,917
500,000 AEP Texas, Inc 5 .250 05/15/52 506,743
200,000 AEP Transmission Co LLC 3 .100 12/01/26 193,121
600,000 AEP Transmission Co LLC 4 .000 12/01/46 529,986
500,000 AEP Transmission Co LLC 3 .750 12/01/47 424,787
200,000 AEP Transmission Co LLC 4 .250 09/15/48 183,421
300,000 AEP Transmission Co LLC 3 .800 06/15/49 255,390
550,000 AEP Transmission Co LLC 2 .750 08/15/51 385,466
500,000 AEP Transmission Co LLC 4 .500 06/15/52 478,795
1,000,000 AerCap Ireland Capital DAC 6 .500 07/15/25 1,023,178
600,000 AES Corp 1 .375 01/15/26 529,152

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 675,000 AES Corp 2 .450% 01/15/31 $ 542,881
475,000 Alabama Power Co 3 .550 12/01/23 477,109
575,000 Alabama Power Co 1 .450 09/15/30 466,616
200,000 Alabama Power Co 3 .850 12/01/42 171,699
400,000 Alabama Power Co 3 .750 03/01/45 329,894
300,000 Alabama Power Co 4 .300 01/02/46 273,291
350,000 Alabama Power Co 3 .700 12/01/47 291,758
1,000,000 Alabama Power Co 4 .300 07/15/48 913,670
1,000,000 Alabama Power Co 3 .125 07/15/51 748,424
1,000,000 Alabama Power Co 3 .000 03/15/52 733,501
350,000 Ameren Corp 2 .500 09/15/24 339,218
2,000,000 Ameren Corp 1 .750 03/15/28 1,723,145
300,000 Ameren Illinois Co 3 .800 05/15/28 294,473
750,000 Ameren Illinois Co 1 .550 11/15/30 609,901
125,000 Ameren Illinois Co 4 .150 03/15/46 114,226
1,150,000 Ameren Illinois Co 3 .700 12/01/47 979,750
575,000 Ameren Illinois Co 4 .500 03/15/49 553,555
325,000 Ameren Illinois Co 2 .900 06/15/51 238,117
350,000 American Electric Power Co, Inc 3 .200 11/13/27 330,581
700,000 American Electric Power Co, Inc 4 .300 12/01/28 681,867
500,000 American Electric Power Co, Inc 2 .300 03/01/30 420,708
1,000,000 American Electric Power Co, Inc 3 .875 02/15/62 790,757
500,000 American Water Capital Corp 3 .850 03/01/24 499,236
300,000 American Water Capital Corp 3 .400 03/01/25 295,719
200,000 American Water Capital Corp 2 .950 09/01/27 187,668
500,000 American Water Capital Corp 3 .750 09/01/28 483,917
750,000 American Water Capital Corp 3 .450 06/01/29 705,634
100,000 American Water Capital Corp 2 .800 05/01/30 89,660
2,000,000 American Water Capital Corp 2 .300 06/01/31 1,693,860
225,000 American Water Capital Corp 4 .300 12/01/42 207,471
150,000 American Water Capital Corp 4 .300 09/01/45 133,735
100,000 American Water Capital Corp 4 .000 12/01/46 86,764
1,175,000 American Water Capital Corp 3 .750 09/01/47 977,711
500,000 American Water Capital Corp 4 .200 09/01/48 446,229
500,000 American Water Capital Corp 4 .150 06/01/49 442,800
675,000 American Water Capital Corp 3 .450 05/01/50 537,880
2,000,000 American Water Capital Corp 3 .250 06/01/51 1,537,745
200,000 Appalachian Power Co 3 .300 06/01/27 191,731
1,000,000 Appalachian Power Co 2 .700 04/01/31 862,702
300,000 Appalachian Power Co 4 .500 03/01/49 268,478
775,000 Appalachian Power Co 3 .700 05/01/50 615,764
125,000 Aqua America, Inc 3 .566 05/01/29 116,708
200,000 Aqua America, Inc 4 .276 05/01/49 175,153
200,000 e Arizona Public Service Co 2 .950 09/15/27 187,624
1,000,000 Arizona Public Service Co 2 .600 08/15/29 874,602
500,000 Arizona Public Service Co 2 .200 12/15/31 404,252
350,000 Arizona Public Service Co 4 .500 04/01/42 310,350
200,000 Arizona Public Service Co 4 .350 11/15/45 172,234
410,000 Arizona Public Service Co 3 .750 05/15/46 331,137
200,000 Arizona Public Service Co 4 .200 08/15/48 171,085
200,000 Arizona Public Service Co 4 .250 03/01/49 172,952
300,000 Arizona Public Service Co 3 .500 12/01/49 223,704
500,000 Arizona Public Service Co 3 .350 05/15/50 367,042
750,000 Arizona Public Service Co 2 .650 09/15/50 480,093
900,000 Atlantic City Electric Co 4 .000 10/15/28 887,112
425,000 Atlantic City Electric Co 2 .300 03/15/31 366,781
650,000 Atmos Energy Corp 3 .000 06/15/27 622,959
1,500,000 Atmos Energy Corp 2 .625 09/15/29 1,337,202
750,000 Atmos Energy Corp 1 .500 01/15/31 599,923
100,000 Atmos Energy Corp 5 .500 06/15/41 105,005

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 125,000 Atmos Energy Corp 4 .150% 01/15/43 $ 110,659
600,000 Atmos Energy Corp 4 .125 10/15/44 531,209
500,000 Atmos Energy Corp 4 .300 10/01/48 464,699
300,000 Atmos Energy Corp 4 .125 03/15/49 271,641
500,000 Atmos Energy Corp 3 .375 09/15/49 399,013
1,500,000 Atmos Energy Corp 2 .850 02/15/52 1,071,670
500,000 Avangrid, Inc 3 .150 12/01/24 488,317
300,000 Avangrid, Inc 3 .200 04/15/25 291,718
625,000 Avangrid, Inc 3 .800 06/01/29 584,698
150,000 Avista Corp 4 .350 06/01/48 141,414
550,000 Avista Corp 4 .000 04/01/52 495,906
200,000 Baltimore Gas & Electric Co 2 .400 08/15/26 188,503
150,000 Baltimore Gas & Electric Co 3 .500 08/15/46 122,920
200,000 Baltimore Gas & Electric Co 3 .750 08/15/47 170,618
200,000 Baltimore Gas & Electric Co 4 .250 09/15/48 184,290
500,000 Baltimore Gas & Electric Co 3 .200 09/15/49 387,305
775,000 Baltimore Gas & Electric Co 2 .900 06/15/50 565,734
1,500,000 Baltimore Gas and Electric Co 2 .250 06/15/31 1,276,906
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 484,486
500,000 BAT Capital Corp 4 .742 03/16/32 444,393
1,000,000 BAT Capital Corp 5 .650 03/16/52 862,911
350,000 Berkshire Hathaway Energy Co 3 .500 02/01/25 350,158
175,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 166,355
2,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 2,014,903
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 1,049,382
1,032,000 Berkshire Hathaway Energy Co 5 .950 05/15/37 1,121,727
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 741,188
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 902,707
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 1,047,565
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 954,826
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,772,485
1,000,000 g Berkshire Hathaway Energy Co 4 .600 05/01/53 958,600
200,000 Black Hills Corp 4 .250 11/30/23 200,592
1,500,000 Black Hills Corp 1 .037 08/23/24 1,402,433
100,000 Black Hills Corp 3 .950 01/15/26 99,231
100,000 Black Hills Corp 3 .150 01/15/27 95,367
550,000 Black Hills Corp 2 .500 06/15/30 459,377
300,000 Black Hills Corp 4 .350 05/01/33 279,858
200,000 Black Hills Corp 4 .200 09/15/46 168,983
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 736,627
200,000 CenterPoint Energy Houston Electric LLC 2 .400 09/01/26 188,059
300,000 CenterPoint Energy Houston Electric LLC 3 .000 02/01/27 287,339
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 239,102
275,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 249,894
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 119,131
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 271,286
750,000 CenterPoint Energy Houston Electric LLC 4 .250 02/01/49 707,155
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 112,116
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 710,761
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 428,369
1,000,000 CenterPoint Energy Resources Corp 0 .700 03/02/23 979,297
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 194,760
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 467,007
500,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 492,487
700,000 CenterPoint Energy Resources Corp 4 .100 09/01/47 618,967
500,000 CenterPoint Energy, Inc 2 .500 09/01/24 483,294
135,000 CenterPoint Energy, Inc 4 .250 11/01/28 131,542
750,000 CenterPoint Energy, Inc 2 .950 03/01/30 667,114
1,000,000 CenterPoint Energy, Inc 2 .650 06/01/31 851,739
500,000 CenterPoint Energy, Inc 3 .700 09/01/49 398,712

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 3,200,000 Cheniere Corpus Christi Holdings LLC 3 .700% 11/15/29 $ 2,927,046
2,000,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 1,578,343
425,000 Cleco Corporate Holdings LLC 3 .743 05/01/26 409,992
300,000 Cleco Corporate Holdings LLC 3 .375 09/15/29 267,672
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 188,409
790,000 CMS Energy Corp 3 .450 08/15/27 756,826
1,000,000 CMS Energy Corp 3 .750 12/01/50 764,430
250,000 Commonwealth Edison Co 2 .550 06/15/26 239,711
300,000 Commonwealth Edison Co 3 .700 08/15/28 292,559
500,000 Commonwealth Edison Co 2 .200 03/01/30 434,013
1,000,000 e Commonwealth Edison Co 3 .150 03/15/32 917,109
200,000 Commonwealth Edison Co 3 .800 10/01/42 171,975
300,000 Commonwealth Edison Co 4 .700 01/15/44 290,971
100,000 Commonwealth Edison Co 3 .700 03/01/45 83,891
250,000 Commonwealth Edison Co 3 .650 06/15/46 211,919
400,000 Commonwealth Edison Co 3 .750 08/15/47 344,401
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 1,056,227
1,300,000 Commonwealth Edison Co 4 .000 03/01/49 1,164,134
500,000 Commonwealth Edison Co 3 .200 11/15/49 391,244
500,000 Commonwealth Edison Co 3 .000 03/01/50 378,922
1,000,000 Commonwealth Edison Co 3 .125 03/15/51 767,444
500,000 Commonwealth Edison Co 2 .750 09/01/51 355,614
1,000,000 Commonwealth Edison Co 3 .850 03/15/52 880,827
625,000 Connecticut Light & Power Co 3 .200 03/15/27 607,104
400,000 Connecticut Light & Power Co 4 .300 04/15/44 370,632
250,000 Connecticut Light & Power Co 4 .150 06/01/45 232,635
775,000 Connecticut Light & Power Co 4 .000 04/01/48 701,567
500,000 Connecticut Light and Power Co 2 .050 07/01/31 422,494
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 196,371
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 295,442
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 93,157
2,500,000 Consolidated Edison Co of New York, Inc 2 .400 06/15/31 2,141,775
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 176,188
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 472,042
1,475,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 1,348,434
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 136,517
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 337,341
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 334,873
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 283,022
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 440,299
700,000 Consolidated Edison Co of New York, Inc 3 .950 04/01/50 607,584
1,000,000 Consolidated Edison Co of New York, Inc 3 .200 12/01/51 757,824
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 788,840
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 175,233
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 1,079,608
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 359,441
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 787,876
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 683,076
1,000,000 Consolidated Edison Co of New York, Inc 3 .600 06/15/61 787,932
1,000,000 Consolidated Edison, Inc 0 .650 12/01/23 961,617
200,000 Consumers Energy Co 3 .375 08/15/23 200,248
250,000 Consumers Energy Co 3 .800 11/15/28 244,362
600,000 Consumers Energy Co 3 .950 07/15/47 535,388
600,000 Consumers Energy Co 4 .050 05/15/48 545,705
350,000 Consumers Energy Co 4 .350 04/15/49 331,065
500,000 Consumers Energy Co 3 .750 02/15/50 433,975
500,000 Consumers Energy Co 3 .100 08/15/50 383,230
150,000 Consumers Energy Co 3 .500 08/01/51 124,731
500,000 Consumers Energy Co 2 .650 08/15/52 350,078
1,000,000 Consumers Energy Co 2 .500 05/01/60 647,451

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 300,000 Dayton Power & Light Co 3 .950% 06/15/49 $ 257,559
200,000 Delmarva Power & Light Co 4 .150 05/15/45 178,027
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 790,051
300,000 Dominion Energy, Inc 3 .300 03/15/25 294,024
1,750,000 Dominion Energy, Inc 3 .900 10/01/25 1,740,059
1,000,000 Dominion Energy, Inc 1 .450 04/15/26 904,280
775,000 Dominion Energy, Inc 3 .600 03/15/27 754,089
500,000 Dominion Energy, Inc 4 .250 06/01/28 491,806
303,000 Dominion Energy, Inc 3 .375 04/01/30 276,984
500,000 Dominion Energy, Inc 2 .250 08/15/31 411,072
475,000 Dominion Energy, Inc 3 .300 04/15/41 372,609
200,000 Dominion Energy, Inc 4 .700 12/01/44 184,856
500,000 Dominion Energy, Inc 4 .600 03/15/49 464,506
225,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 219,665
200,000 DTE Electric Co 3 .650 03/15/24 201,224
500,000 DTE Electric Co 1 .900 04/01/28 445,612
1,500,000 DTE Electric Co 3 .000 03/01/32 1,354,227
200,000 DTE Electric Co 4 .000 04/01/43 178,968
100,000 DTE Electric Co 3 .700 06/01/46 86,667
500,000 DTE Electric Co 3 .750 08/15/47 435,774
1,000,000 DTE Electric Co 4 .050 05/15/48 912,001
525,000 DTE Electric Co 3 .950 03/01/49 470,575
1,000,000 DTE Electric Co 2 .950 03/01/50 762,874
400,000 DTE Electric Co 3 .250 04/01/51 321,814
450,000 e DTE Electric Co 3 .650 03/01/52 388,227
1,000,000 DTE Energy Co 1 .050 06/01/25 919,771
327,000 DTE Energy Co 3 .400 06/15/29 300,771
500,000 DTE Energy Co 2 .950 03/01/30 442,586
200,000 Duke Energy Carolinas LLC 2 .950 12/01/26 193,300
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 492,758
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 446,066
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,311,605
375,000 Duke Energy Carolinas LLC 2 .850 03/15/32 332,724
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 129,773
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 251,136
200,000 Duke Energy Carolinas LLC 3 .875 03/15/46 175,971
1,750,000 Duke Energy Carolinas LLC 3 .700 12/01/47 1,481,298
1,500,000 Duke Energy Carolinas LLC 3 .950 03/15/48 1,320,150
1,000,000 Duke Energy Carolinas LLC 3 .200 08/15/49 781,238
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,219,657
500,000 Duke Energy Carolinas LLC 3 .550 03/15/52 415,320
300,000 Duke Energy Corp 3 .950 10/15/23 301,258
2,700,000 Duke Energy Corp 2 .650 09/01/26 2,528,690
350,000 Duke Energy Corp 3 .150 08/15/27 330,595
1,000,000 Duke Energy Corp 2 .450 06/01/30 842,885
1,000,000 Duke Energy Corp 2 .550 06/15/31 830,743
1,000,000 Duke Energy Corp 3 .300 06/15/41 773,799
300,000 Duke Energy Corp 4 .800 12/15/45 273,836
3,475,000 Duke Energy Corp 3 .750 09/01/46 2,736,549
500,000 Duke Energy Corp 4 .200 06/15/49 417,179
1,000,000 Duke Energy Corp 3 .500 06/15/51 753,882
750,000 Duke Energy Corp 3 .250 01/15/82 586,218
1,200,000 Duke Energy Florida LLC 3 .200 01/15/27 1,170,746
1,000,000 Duke Energy Florida LLC 2 .400 12/15/31 855,124
375,000 Duke Energy Florida LLC 6 .400 06/15/38 438,483
500,000 Duke Energy Florida LLC 3 .400 10/01/46 393,703
300,000 Duke Energy Florida LLC 4 .200 07/15/48 272,970
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 746,186
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 254,037
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 386,516

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 275,000 Duke Energy Indiana LLC 2 .750% 04/01/50 $ 194,704
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 190,972
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 21,093
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 166,894
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 181,463
300,000 Duke Energy Progress LLC 3 .375 09/01/23 300,365
300,000 Duke Energy Progress LLC 3 .250 08/15/25 297,690
300,000 Duke Energy Progress LLC 3 .700 09/01/28 290,457
5,357,000 Duke Energy Progress LLC 3 .450 03/15/29 5,094,942
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,242,204
400,000 Duke Energy Progress LLC 4 .375 03/30/44 371,592
500,000 Duke Energy Progress LLC 4 .150 12/01/44 447,138
300,000 Duke Energy Progress LLC 4 .200 08/15/45 272,565
500,000 Duke Energy Progress LLC 3 .700 10/15/46 424,364
200,000 Duke Energy Progress LLC 3 .600 09/15/47 166,751
600,000 Duke Energy Progress LLC 2 .500 08/15/50 409,736
500,000 Duke Energy Progress LLC 2 .900 08/15/51 368,232
1,000,000 DXC Technology Co 1 .800 09/15/26 898,600
1,000,000 DXC Technology Co 2 .375 09/15/28 860,450
200,000 Eastern Energy Gas Holdings LLC 3 .550 11/01/23 199,404
250,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 241,489
134,000 Eastern Energy Gas Holdings LLC 3 .600 12/15/24 132,708
800,000 Edison International 3 .550 11/15/24 780,477
750,000 Edison International 5 .750 06/15/27 761,155
300,000 Edison International 4 .125 03/15/28 279,674
200,000 El Paso Electric Co 5 .000 12/01/44 186,995
1,075,000 Emera US Finance LP 3 .550 06/15/26 1,028,858
2,000,000 Emera US Finance LP 2 .639 06/15/31 1,661,450
625,000 Emera US Finance LP 4 .750 06/15/46 550,091
50,000 Empresa Nacional de Electricidad S.A. 4 .250 04/15/24 49,150
950,000 Enbridge, Inc 2 .500 02/14/25 911,920
675,000 Enel Chile S.A. 4 .875 06/12/28 644,625
400,000 e Enersis Americas S.A. 4 .000 10/25/26 386,000
175,000 Entergy Arkansas LLC 3 .700 06/01/24 175,595
600,000 Entergy Arkansas LLC 3 .500 04/01/26 591,870
200,000 Entergy Arkansas LLC 4 .200 04/01/49 184,255
425,000 Entergy Arkansas LLC 2 .650 06/15/51 294,529
750,000 Entergy Arkansas LLC 3 .350 06/15/52 591,900
1,000,000 Entergy Corp 0 .900 09/15/25 900,156
1,300,000 Entergy Corp 2 .950 09/01/26 1,232,092
1,000,000 Entergy Corp 1 .900 06/15/28 857,911
175,000 Entergy Corp 2 .800 06/15/30 150,091
625,000 Entergy Corp 2 .400 06/15/31 508,295
500,000 Entergy Corp 3 .750 06/15/50 392,332
200,000 Entergy Louisiana LLC 4 .050 09/01/23 200,964
605,000 Entergy Louisiana LLC 0 .620 11/17/23 582,804
200,000 Entergy Louisiana LLC 2 .400 10/01/26 185,270
200,000 Entergy Louisiana LLC 3 .120 09/01/27 190,147
1,000,000 Entergy Louisiana LLC 1 .600 12/15/30 800,661
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 835,718
500,000 Entergy Louisiana LLC 4 .000 03/15/33 475,493
1,000,000 Entergy Louisiana LLC 3 .100 06/15/41 792,247
300,000 Entergy Louisiana LLC 4 .200 09/01/48 275,267
300,000 Entergy Louisiana LLC 4 .200 04/01/50 270,588
875,000 Entergy Louisiana LLC 2 .900 03/15/51 630,668
800,000 Entergy Mississippi LLC 3 .850 06/01/49 685,151
475,000 Entergy Mississippi LLC 3 .500 06/01/51 382,233
1,000,000 Entergy Texas, Inc 4 .000 03/30/29 976,323
575,000 Entergy Texas, Inc 1 .750 03/15/31 464,990
200,000 Entergy Texas, Inc 4 .500 03/30/39 187,368

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 700,000 Entergy Texas, Inc 3 .550% 09/30/49 $ 557,950
225,000 Essential Utilities, Inc 2 .704 04/15/30 195,686
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 831,880
300,000 Essential Utilities, Inc 3 .351 04/15/50 226,281
500,000 Essential Utilities, Inc 5 .300 05/01/52 507,220
425,000 Evergy Kansas Central, Inc 3 .450 04/15/50 338,767
150,000 Evergy Metro, Inc 2 .250 06/01/30 129,291
1,100,000 Evergy, Inc 2 .450 09/15/24 1,057,668
100,000 Evergy, Inc 2 .550 07/01/26 94,758
750,000 Evergy, Inc 2 .900 09/15/29 661,910
300,000 Eversource Energy 3 .800 12/01/23 300,613
300,000 Eversource Energy 2 .900 10/01/24 293,276
100,000 Eversource Energy 0 .800 08/15/25 90,258
1,000,000 Eversource Energy 1 .400 08/15/26 892,834
1,000,000 Eversource Energy 4 .600 07/01/27 1,007,999
200,000 Eversource Energy 3 .300 01/15/28 187,985
300,000 Eversource Energy 4 .250 04/01/29 292,311
100,000 Eversource Energy 1 .650 08/15/30 79,639
1,000,000 Eversource Energy 2 .550 03/15/31 847,197
1,000,000 Eversource Energy 3 .375 03/01/32 899,052
1,100,000 Eversource Energy 3 .450 01/15/50 840,101
425,000 Exelon Corp 3 .400 04/15/26 412,375
1,500,000 g Exelon Corp 2 .750 03/15/27 1,402,180
1,000,000 g Exelon Corp 3 .350 03/15/32 896,266
500,000 Exelon Corp 4 .950 06/15/35 487,312
975,000 Exelon Corp 4 .450 04/15/46 880,920
100,000 Exelon Corp 4 .700 04/15/50 93,700
500,000 g Exelon Corp 4 .100 03/15/52 431,037
1,500,000 Exelon Generation Co LLC 3 .250 06/01/25 1,436,606
900,000 Exelon Generation Co LLC 6 .250 10/01/39 920,083
625,000 Exelon Generation Co LLC 5 .600 06/15/42 601,600
500,000 Florida Power & Light Co 3 .250 06/01/24 499,655
907,000 Florida Power & Light Co 3 .125 12/01/25 898,826
2,000,000 Florida Power & Light Co 2 .450 02/03/32 1,742,690
100,000 Florida Power & Light Co 4 .125 02/01/42 94,033
200,000 Florida Power & Light Co 4 .050 06/01/42 185,176
450,000 Florida Power & Light Co 3 .800 12/15/42 400,814
400,000 Florida Power & Light Co 4 .050 10/01/44 368,455
500,000 Florida Power & Light Co 3 .700 12/01/47 439,412
1,675,000 Florida Power & Light Co 3 .950 03/01/48 1,533,108
500,000 Florida Power & Light Co 4 .125 06/01/48 468,220
1,100,000 Florida Power & Light Co 3 .990 03/01/49 1,002,279
400,000 Florida Power & Light Co 3 .150 10/01/49 317,698
1,500,000 Florida Power & Light Co 2 .875 12/04/51 1,115,369
768,000 Fortis, Inc 3 .055 10/04/26 722,603
1,000,000 e FS KKR Capital Corp 3 .250 07/15/27 850,911
600,000 Georgia Power Co 2 .200 09/15/24 579,229
100,000 Georgia Power Co 3 .250 04/01/26 97,094
700,000 Georgia Power Co 3 .250 03/30/27 665,798
700,000 Georgia Power Co 2 .650 09/15/29 616,031
625,000 Georgia Power Co 4 .300 03/15/42 543,557
700,000 Georgia Power Co 4 .300 03/15/43 604,756
2,500,000 Georgia Power Co 3 .250 03/15/51 1,835,590
200,000 Gulf Power Co 3 .300 05/30/27 192,949
250,000 Iberdrola International BV 5 .810 03/15/25 264,670
400,000 Iberdrola International BV 6 .750 07/15/36 460,576
500,000 Indiana Michigan Power Co 3 .850 05/15/28 483,568
225,000 Indiana Michigan Power Co 4 .550 03/15/46 208,677
100,000 Indiana Michigan Power Co 3 .750 07/01/47 82,403
300,000 Indiana Michigan Power Co 4 .250 08/15/48 265,855

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 675,000 Indiana Michigan Power Co 3 .250% 05/01/51 $ 510,593
500,000 Interstate Power & Light Co 3 .250 12/01/24 493,795
725,000 Interstate Power & Light Co 4 .100 09/26/28 715,006
325,000 Interstate Power & Light Co 3 .600 04/01/29 309,489
125,000 Interstate Power & Light Co 2 .300 06/01/30 106,363
100,000 Interstate Power & Light Co 6 .250 07/15/39 112,087
100,000 Interstate Power & Light Co 3 .700 09/15/46 82,442
300,000 Interstate Power & Light Co 3 .500 09/30/49 239,112
1,000,000 Interstate Power and Light Co 3 .100 11/30/51 732,867
1,000,000 IPALCO Enterprises, Inc 3 .700 09/01/24 988,761
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 92,845
300,000 ITC Holdings Corp 3 .650 06/15/24 297,135
100,000 ITC Holdings Corp 3 .250 06/30/26 96,101
900,000 ITC Holdings Corp 3 .350 11/15/27 859,740
200,000 Kansas City Power & Light Co 3 .650 08/15/25 197,870
100,000 Kansas City Power & Light Co 5 .300 10/01/41 102,880
650,000 Kansas City Power & Light Co 4 .200 06/15/47 583,297
100,000 Kansas City Power & Light Co 4 .200 03/15/48 89,559
300,000 Kansas City Power & Light Co 4 .125 04/01/49 267,553
300,000 Kentucky Utilities Co 4 .375 10/01/45 270,692
400,000 Kentucky Utilities Co 3 .300 06/01/50 311,929
250,000 KeySpan Corp 5 .803 04/01/35 262,615
300,000 Louisville Gas & Electric Co 4 .250 04/01/49 272,167
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,447,884
575,000 MidAmerican Energy Co 3 .650 04/15/29 558,611
200,000 MidAmerican Energy Co 4 .800 09/15/43 198,255
200,000 MidAmerican Energy Co 4 .400 10/15/44 189,806
200,000 MidAmerican Energy Co 4 .250 05/01/46 186,674
500,000 MidAmerican Energy Co 3 .950 08/01/47 445,255
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 847,825
300,000 MidAmerican Energy Co 4 .250 07/15/49 278,233
300,000 MidAmerican Energy Co 3 .150 04/15/50 234,834
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 717,709
500,000 Mississippi Power Co 3 .950 03/30/28 486,563
750,000 Mississippi Power Co 4 .250 03/15/42 653,318
1,000,000 Mississippi Power Co 3 .100 07/30/51 706,755
1,000,000 MPLX LP 4 .950 03/14/52 864,157
200,000 National Fuel Gas Co 3 .750 03/01/23 200,122
300,000 National Fuel Gas Co 5 .200 07/15/25 303,710
300,000 National Fuel Gas Co 5 .500 01/15/26 301,099
200,000 National Fuel Gas Co 3 .950 09/15/27 186,657
200,000 National Fuel Gas Co 4 .750 09/01/28 196,398
1,100,000 National Fuel Gas Co 2 .950 03/01/31 892,831
1,000,000 Nevada Power Co 3 .700 05/01/29 963,863
500,000 Nevada Power Co 2 .400 05/01/30 435,555
500,000 Nevada Power Co 3 .125 08/01/50 370,164
1,250,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 1,258,646
1,125,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 1,086,109
1,250,000 NextEra Energy Capital Holdings, Inc 4 .625 07/15/27 1,267,063
2,500,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 2,173,793
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 280,001
450,000 NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 397,805
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,502,406
1,000,000 NextEra Energy Capital Holdings, Inc 2 .440 01/15/32 832,853
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 461,026
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 714,631
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,493,792
1,000,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 802,753
500,000 NiSource, Inc 0 .950 08/15/25 449,109
1,000,000 NiSource, Inc 3 .490 05/15/27 957,245

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 750,000 NiSource, Inc 2 .950% 09/01/29 $ 664,317
200,000 NiSource, Inc 3 .600 05/01/30 183,236
800,000 NiSource, Inc 1 .700 02/15/31 625,380
77,000 NiSource, Inc 5 .950 06/15/41 79,594
700,000 NiSource, Inc 5 .250 02/15/43 675,724
450,000 NiSource, Inc 4 .800 02/15/44 402,800
815,000 NiSource, Inc 5 .650 02/01/45 817,751
350,000 NiSource, Inc 4 .375 05/15/47 308,003
500,000 NiSource, Inc 3 .950 03/30/48 414,761
200,000 NiSource, Inc 5 .000 06/15/52 195,311
600,000 e Northern States Power Co 2 .250 04/01/31 524,502
425,000 Northern States Power Co 5 .350 11/01/39 456,532
175,000 Northern States Power Co 3 .600 05/15/46 149,597
1,950,000 Northern States Power Co 3 .600 09/15/47 1,637,473
325,000 Northern States Power Co 2 .900 03/01/50 244,290
750,000 Northern States Power Co 2 .600 06/01/51 527,961
1,000,000 Northern States Power Co 3 .200 04/01/52 785,382
400,000 Northern States Power Co 4 .500 06/01/52 393,861
1,000,000 Northwest Pipeline LLC 4 .000 04/01/27 973,554
200,000 NorthWestern Corp 4 .176 11/15/44 173,871
200,000 NSTAR Electric Co 2 .375 10/15/22 199,876
300,000 NSTAR Electric Co 3 .200 05/15/27 289,229
1,000,000 NSTAR Electric Co 1 .950 08/15/31 830,378
1,100,000 NSTAR Electric Co 3 .100 06/01/51 842,023
350,000 NSTAR Electric Co 4 .550 06/01/52 340,437
1,000,000 nVent Finance Sarl 2 .750 11/15/31 812,810
200,000 Nvent Finance Sarl 4 .550 04/15/28 193,255
1,000,000 g Oglethorpe Power Corp 4 .500 04/01/47 862,535
500,000 Oglethorpe Power Corp 5 .050 10/01/48 468,056
750,000 Oglethorpe Power Corp 3 .750 08/01/50 596,548
500,000 Oglethorpe Power Corp 5 .250 09/01/50 474,841
2,000,000 Ohio Power Co 1 .625 01/15/31 1,608,461
500,000 Ohio Power Co 4 .150 04/01/48 436,450
1,500,000 Ohio Power Co 4 .000 06/01/49 1,290,456
1,000,000 Ohio Power Co 2 .900 10/01/51 714,978
200,000 Oklahoma Gas & Electric Co 3 .800 08/15/28 194,035
500,000 Oklahoma Gas & Electric Co 3 .300 03/15/30 463,876
100,000 Oklahoma Gas & Electric Co 3 .250 04/01/30 92,552
200,000 Oklahoma Gas & Electric Co 4 .150 04/01/47 179,687
200,000 Oklahoma Gas & Electric Co 3 .850 08/15/47 169,073
400,000 Oncor Electric Delivery Co LLC 2 .950 04/01/25 390,792
1,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 902,152
750,000 Oncor Electric Delivery Co LLC 3 .700 11/15/28 729,746
1,500,000 Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,620,309
1,325,000 Oncor Electric Delivery Co LLC 2 .750 05/15/30 1,205,984
425,000 g Oncor Electric Delivery Co LLC 4 .150 06/01/32 425,708
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 105,847
550,000 Oncor Electric Delivery Co LLC 4 .550 12/01/41 535,066
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 59,292
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 257,511
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 352,419
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 183,783
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 438,701
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 386,810
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 172,659
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 401,922
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 178,264
137,000 ONE Gas, Inc 3 .610 02/01/24 136,836
2,000,000 ONE Gas, Inc 1 .100 03/11/24 1,905,189
100,000 ONE Gas, Inc 2 .000 05/15/30 83,349

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 100,000 ONE Gas, Inc 4 .658% 02/01/44 $ 90,352
500,000 ONE Gas, Inc 4 .500 11/01/48 446,303
200,000 ONEOK Partners LP 5 .000 09/15/23 202,080
700,000 ONEOK Partners LP 4 .900 03/15/25 705,833
130,000 ONEOK Partners LP 6 .650 10/01/36 132,381
250,000 ONEOK Partners LP 6 .850 10/15/37 256,219
100,000 ONEOK Partners LP 6 .125 02/01/41 95,211
5,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 4,576,765
500,000 Pacific Gas and Electric Co 5 .450 06/15/27 483,865
3,000,000 Pacific Gas and Electric Co 2 .100 08/01/27 2,514,797
1,500,000 Pacific Gas and Electric Co 3 .000 06/15/28 1,292,309
1,000,000 Pacific Gas and Electric Co 4 .200 03/01/29 892,441
3,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 2,665,593
4,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 3,059,727
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,615,326
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 867,938
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 483,343
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 581,268
1,000,000 Pacific Gas and Electric Co 3 .300 08/01/40 689,464
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,098,399
2,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 1,755,405
3,300,000 Pacific Gas and Electric Co 3 .500 08/01/50 2,204,248
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 823,656
500,000 PacifiCorp 3 .500 06/15/29 474,687
500,000 PacifiCorp 2 .700 09/15/30 443,187
850,000 PacifiCorp 6 .000 01/15/39 932,531
300,000 PacifiCorp 4 .125 01/15/49 268,651
1,300,000 PacifiCorp 4 .150 02/15/50 1,172,210
250,000 PacifiCorp 3 .300 03/15/51 195,454
2,000,000 PacifiCorp 2 .900 06/15/52 1,458,332
1,000,000 PayPal Holdings, Inc 3 .900 06/01/27 996,480
1,000,000 PayPal Holdings, Inc 4 .400 06/01/32 989,979
750,000 PayPal Holdings, Inc 5 .050 06/01/52 743,632
750,000 PayPal Holdings, Inc 5 .250 06/01/62 741,573
200,000 PECO Energy Co 3 .150 10/15/25 197,294
200,000 PECO Energy Co 4 .150 10/01/44 181,506
200,000 PECO Energy Co 3 .700 09/15/47 173,616
1,200,000 PECO Energy Co 3 .900 03/01/48 1,073,742
125,000 PECO Energy Co 3 .000 09/15/49 94,699
100,000 PECO Energy Co 2 .800 06/15/50 72,965
475,000 PECO Energy Co 3 .050 03/15/51 362,847
1,000,000 PECO Energy Co 2 .850 09/15/51 733,248
500,000 PECO Energy Co 4 .600 05/15/52 500,279
500,000 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 496,122
250,000 PG&E WILDFIRE RECOVERY 4 .263 06/01/36 251,446
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 246,536
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 1,007,139
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 997,996
1,000,000 Piedmont Natural Gas Co, Inc 2 .500 03/15/31 842,732
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 183,551
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,189,929
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 977,757
1,000,000 Pinnacle West Capital Corp 1 .300 06/15/25 914,572
200,000 Potomac Electric Power Co 3 .600 03/15/24 200,250
900,000 Potomac Electric Power Co 4 .150 03/15/43 815,927
950,000 PPL Capital Funding, Inc 3 .100 05/15/26 903,749
200,000 PPL Electric Utilities Corp 4 .125 06/15/44 179,164
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 245,996
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 445,615
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 182,836

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 525,000 PPL Electric Utilities Corp 3 .000% 10/01/49 $ 396,130
250,000 Public Service Co of Colorado 3 .700 06/15/28 246,013
1,000,000 Public Service Co of Colorado 1 .900 01/15/31 844,397
1,050,000 Public Service Co of Colorado 1 .875 06/15/31 877,735
275,000 Public Service Co of Colorado 4 .100 06/01/32 274,198
200,000 Public Service Co of Colorado 3 .800 06/15/47 176,320
100,000 Public Service Co of Colorado 4 .100 06/15/48 91,225
300,000 Public Service Co of Colorado 4 .050 09/15/49 270,420
400,000 Public Service Co of Colorado 3 .200 03/01/50 314,007
350,000 Public Service Co of Colorado 2 .700 01/15/51 248,919
1,200,000 Public Service Co of New Hampshire 2 .200 06/15/31 1,023,448
100,000 Public Service Co of New Hampshire 3 .600 07/01/49 83,395
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 416,833
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 366,450
300,000 Public Service Electric & Gas Co 3 .250 09/01/23 299,960
300,000 Public Service Electric & Gas Co 2 .250 09/15/26 281,412
450,000 Public Service Electric & Gas Co 3 .000 05/15/27 433,626
250,000 Public Service Electric & Gas Co 3 .700 05/01/28 243,720
500,000 Public Service Electric & Gas Co 3 .200 05/15/29 476,124
500,000 Public Service Electric & Gas Co 2 .450 01/15/30 445,346
200,000 Public Service Electric & Gas Co 3 .800 01/01/43 174,989
600,000 Public Service Electric & Gas Co 3 .800 03/01/46 526,482
200,000 Public Service Electric & Gas Co 3 .600 12/01/47 169,162
250,000 Public Service Electric & Gas Co 4 .050 05/01/48 226,946
500,000 Public Service Electric & Gas Co 3 .850 05/01/49 439,365
575,000 Public Service Electric & Gas Co 3 .200 08/01/49 455,363
500,000 Public Service Electric & Gas Co 3 .150 01/01/50 388,218
175,000 Public Service Electric & Gas Co 2 .700 05/01/50 125,418
425,000 Public Service Electric & Gas Co 2 .050 08/01/50 264,519
1,000,000 Public Service Electric and Gas Co 0 .950 03/15/26 903,422
1,000,000 Public Service Electric and Gas Co 1 .900 08/15/31 831,591
500,000 e Public Service Electric and Gas Co 3 .100 03/15/32 459,305
2,000,000 Public Service Electric and Gas Co 3 .000 03/01/51 1,514,674
400,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 361,241
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 317,696
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 834,287
1,585,000 Puget Energy, Inc 3 .650 05/15/25 1,551,713
1,000,000 Puget Energy, Inc 2 .379 06/15/28 874,239
1,000,000 Puget Energy, Inc 4 .100 06/15/30 929,478
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 266,795
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 178,779
725,000 Puget Sound Energy, Inc 4 .223 06/15/48 642,109
275,000 Puget Sound Energy, Inc 3 .250 09/15/49 210,102
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 549,057
2,000,000 g Qorvo, Inc 1 .750 12/15/24 1,868,240
400,000 San Diego Gas & Electric Co 3 .600 09/01/23 402,587
800,000 San Diego Gas & Electric Co 2 .500 05/15/26 757,364
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 410,434
1,000,000 e San Diego Gas & Electric Co 3 .000 03/15/32 894,765
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 253,211
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 273,609
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 664,928
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 497,716
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 842,713
2,000,000 Santander UK Group Holdings plc 2 .469 01/11/28 1,767,162
1,525,000 Sempra Energy 3 .250 06/15/27 1,446,400
675,000 Sempra Energy 3 .400 02/01/28 637,385
825,000 Sempra Energy 3 .800 02/01/38 696,351
125,000 Sempra Energy 6 .000 10/15/39 132,196
850,000 Sempra Energy 4 .000 02/01/48 706,831

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,380,000 Sempra Energy 4 .125% 04/01/52 $ 1,106,444
869,000 Sierra Pacific Power Co 2 .600 05/01/26 826,488
50,000 South Carolina Electric & Gas Co 5 .300 05/15/33 53,408
125,000 South Carolina Electric & Gas Co 5 .450 02/01/41 131,935
800,000 South Carolina Electric & Gas Co 4 .600 06/15/43 755,444
100,000 Southern California Edison Co 3 .400 06/01/23 99,488
500,000 Southern California Edison Co 0 .700 08/01/23 484,575
1,000,000 Southern California Edison Co 1 .100 04/01/24 951,296
500,000 Southern California Edison Co 0 .975 08/01/24 471,382
500,000 Southern California Edison Co 3 .700 08/01/25 491,804
1,000,000 Southern California Edison Co 1 .200 02/01/26 894,682
500,000 Southern California Edison Co 4 .700 06/01/27 500,899
750,000 Southern California Edison Co 3 .650 03/01/28 710,250
500,000 Southern California Edison Co 4 .200 03/01/29 481,126
600,000 Southern California Edison Co 2 .850 08/01/29 531,656
1,750,000 Southern California Edison Co 2 .250 06/01/30 1,469,188
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,258,727
1,000,000 Southern California Edison Co 2 .750 02/01/32 844,687
185,000 Southern California Edison Co 6 .050 03/15/39 193,455
300,000 Southern California Edison Co 4 .500 09/01/40 266,801
825,000 Southern California Edison Co 4 .650 10/01/43 749,058
450,000 Southern California Edison Co 3 .600 02/01/45 339,909
1,937,000 Southern California Edison Co 4 .000 04/01/47 1,571,192
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,378,034
925,000 Southern California Edison Co 3 .650 02/01/50 707,188
1,500,000 Southern California Edison Co 2 .950 02/01/51 1,017,046
1,000,000 Southern California Edison Co 3 .650 06/01/51 775,474
1,000,000 Southern California Edison Co 3 .450 02/01/52 744,143
200,000 Southern California Gas Co 3 .200 06/15/25 196,631
200,000 Southern California Gas Co 2 .600 06/15/26 189,443
1,000,000 Southern California Gas Co 2 .950 04/15/27 946,581
500,000 Southern California Gas Co 2 .550 02/01/30 441,885
150,000 Southern California Gas Co 3 .750 09/15/42 125,580
500,000 Southern California Gas Co 4 .125 06/01/48 437,874
300,000 Southern California Gas Co 4 .300 01/15/49 271,426
500,000 Southern California Gas Co 3 .950 02/15/50 431,455
2,000,000 Southern Co 5 .113 08/01/27 2,016,624
1,500,000 Southern Co 1 .750 03/15/28 1,282,544
2,500,000 Southern Co 3 .700 04/30/30 2,319,720
400,000 Southern Co 4 .250 07/01/36 366,281
2,300,000 Southern Co 4 .400 07/01/46 2,000,389
1,000,000 Southern Co 4 .000 01/15/51 896,480
1,500,000 Southern Co 3 .750 09/15/51 1,274,505
200,000 Southern Co Gas Capital Corp 2 .450 10/01/23 197,240
400,000 Southern Co Gas Capital Corp 3 .250 06/15/26 383,820
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 395,242
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 238,734
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 81,789
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 784,423
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 123,998
200,000 Southern Power Co 4 .150 12/01/25 200,199
950,000 Southern Power Co 0 .900 01/15/26 848,364
300,000 Southern Power Co 4 .950 12/15/46 275,778
150,000 Southwest Gas Corp 3 .700 04/01/28 141,562
100,000 Southwest Gas Corp 2 .200 06/15/30 80,836
1,000,000 Southwest Gas Corp 4 .050 03/15/32 907,399
100,000 Southwest Gas Corp 3 .800 09/29/46 77,812
500,000 Southwest Gas Corp 4 .150 06/01/49 414,208
1,000,000 Southwest Gas Corp 3 .180 08/15/51 698,395
500,000 Southwestern Electric Power Co 2 .750 10/01/26 467,757

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 675,000 Southwestern Electric Power Co 4 .100% 09/15/28 $ 652,000
750,000 Southwestern Electric Power Co 3 .850 02/01/48 607,850
750,000 Southwestern Electric Power Co 3 .250 11/01/51 554,959
600,000 Southwestern Public Service Co 4 .500 08/15/41 566,152
300,000 Southwestern Public Service Co 3 .400 08/15/46 238,039
225,000 Southwestern Public Service Co 3 .700 08/15/47 186,171
200,000 Southwestern Public Service Co 4 .400 11/15/48 183,258
750,000 Southwestern Public Service Co 3 .750 06/15/49 631,826
650,000 Southwestern Public Service Co 3 .150 05/01/50 496,213
1,500,000 Spire Missouri, Inc 3 .300 06/01/51 1,168,946
1,000,000 Tampa Electric Co 2 .400 03/15/31 862,046
100,000 Tampa Electric Co 4 .100 06/15/42 87,164
175,000 Tampa Electric Co 4 .350 05/15/44 159,877
200,000 Tampa Electric Co 4 .300 06/15/48 181,499
200,000 Tampa Electric Co 4 .450 06/15/49 184,871
575,000 Tampa Electric Co 3 .625 06/15/50 465,795
925,000 Tampa Electric Co 3 .450 03/15/51 728,291
300,000 TC PipeLines LP 4 .375 03/13/25 301,584
350,000 TC PipeLines LP 3 .900 05/25/27 343,240
200,000 Tucson Electric Power Co 3 .050 03/15/25 195,720
125,000 Tucson Electric Power Co 1 .500 08/01/30 99,704
500,000 Tucson Electric Power Co 3 .250 05/15/32 450,822
200,000 Tucson Electric Power Co 4 .850 12/01/48 191,403
500,000 Tucson Electric Power Co 4 .000 06/15/50 422,233
2,000,000 Tucson Electric Power Co 3 .250 05/01/51 1,475,853
200,000 Union Electric Co 2 .950 06/15/27 191,009
300,000 Union Electric Co 3 .500 03/15/29 286,756
500,000 Union Electric Co 2 .950 03/15/30 454,971
1,000,000 Union Electric Co 2 .150 03/15/32 830,576
100,000 Union Electric Co 8 .450 03/15/39 134,375
100,000 Union Electric Co 3 .900 09/15/42 88,452
100,000 Union Electric Co 3 .650 04/15/45 82,660
200,000 Union Electric Co 4 .000 04/01/48 176,557
1,000,000 Union Electric Co 3 .250 10/01/49 777,722
675,000 Union Electric Co 2 .625 03/15/51 468,013
125,000 Union Electric Co 3 .900 04/01/52 109,951
100,000 United Utilities plc 6 .875 08/15/28 108,551
500,000 Virginia Electric & Power Co 3 .450 02/15/24 498,872
900,000 Virginia Electric & Power Co 2 .950 11/15/26 857,258
1,750,000 Virginia Electric & Power Co 3 .500 03/15/27 1,708,700
3,000,000 Virginia Electric & Power Co 3 .800 04/01/28 2,932,295
1,000,000 Virginia Electric & Power Co 2 .875 07/15/29 915,607
250,000 Virginia Electric & Power Co 4 .650 08/15/43 238,162
400,000 Virginia Electric & Power Co 4 .450 02/15/44 372,029
200,000 Virginia Electric & Power Co 4 .200 05/15/45 178,916
1,100,000 Virginia Electric & Power Co 4 .000 11/15/46 973,881
700,000 Virginia Electric & Power Co 3 .800 09/15/47 600,182
1,300,000 Virginia Electric & Power Co 4 .600 12/01/48 1,250,257
500,000 Virginia Electric & Power Co 3 .300 12/01/49 397,835
500,000 Virginia Electric and Power Co 3 .750 05/15/27 494,852
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 845,588
1,000,000 e Virginia Electric and Power Co 2 .400 03/30/32 854,499
500,000 Virginia Electric and Power Co 2 .450 12/15/50 335,940
1,500,000 Virginia Electric and Power Co 2 .950 11/15/51 1,108,468
500,000 Virginia Electric and Power Co 4 .625 05/15/52 483,823
200,000 Washington Gas Light Co 3 .796 09/15/46 170,721
700,000 Washington Gas Light Co 3 .650 09/15/49 578,954
1,000,000 WEC Energy Group, Inc 0 .550 09/15/23 966,032
365,000 WEC Energy Group, Inc 3 .550 06/15/25 358,303
500,000 WEC Energy Group, Inc 1 .375 10/15/27 433,260

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 WEC Energy Group, Inc 2 .200% 12/15/28 $ 874,804
500,000 WEC Energy Group, Inc 1 .800 10/15/30 402,444
500,000 Westar Energy, Inc 4 .125 03/01/42 445,094
175,000 Westar Energy, Inc 4 .100 04/01/43 153,365
375,000 Westar Energy, Inc 3 .250 09/01/49 289,678
175,000 Wisconsin Electric Power Co 2 .050 12/15/24 168,766
1,000,000 Wisconsin Electric Power Co 1 .700 06/15/28 871,169
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 217,286
200,000 Wisconsin Electric Power Co 4 .300 10/15/48 184,898
325,000 Wisconsin Power & Light Co 3 .050 10/15/27 307,598
500,000 Wisconsin Power & Light Co 3 .000 07/01/29 461,270
225,000 Wisconsin Power & Light Co 3 .650 04/01/50 184,266
1,000,000 Wisconsin Power and Light Co 1 .950 09/16/31 830,396
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 194,362
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 235,456
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 399,284
750,000 Xcel Energy, Inc 3 .350 12/01/26 724,087
1,000,000 Xcel Energy, Inc 1 .750 03/15/27 893,280
900,000 Xcel Energy, Inc 4 .000 06/15/28 879,669
1,000,000 Xcel Energy, Inc 2 .350 11/15/31 825,342
1,000,000 Xcel Energy, Inc 4 .600 06/01/32 991,758
200,000 Xcel Energy, Inc 4 .800 09/15/41 188,429
500,000 Xcel Energy, Inc 3 .500 12/01/49 395,698
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 688,885
TOTAL UTILITIES 443,538,893
TOTAL CORPORATE BONDS 4,915,036,341
(Cost $5,551,028,198)
GOVERNMENT BONDS - 72.3%
AGENCY SECURITIES - 1 .2%
3,000,000 Federal Farm Credit Bank (FFCB) 0 .125 11/23/22 2,972,887
7,100,000 FFCB 0 .125 05/10/23 6,936,360
3,000,000 FFCB 2 .875 07/17/23 3,000,402
10,000,000 FFCB 0 .300 09/01/23 9,692,250
1,145,000 FFCB 3 .500 12/20/23 1,153,435
1,670,000 FFCB 0 .250 02/26/24 1,600,332
1,750,000 FFCB 1 .125 01/06/25 1,670,399
4,000,000 FFCB 1 .750 02/14/25 3,868,394
5,000,000 FFCB 1 .650 07/23/35 3,998,360
7,500,000 Federal Farm Credit Banks Funding Corp 2 .625 05/16/24 7,450,652
3,200,000 Federal Home Loan Bank (FHLB) 0 .125 06/02/23 3,118,222
5,500,000 FHLB 0 .500 11/09/23 5,319,886
10,000,000 FHLB 0 .500 04/14/25 9,322,100
2,000,000 FHLB 0 .375 09/04/25 1,836,676
13,875,000 FHLB 3 .250 11/16/28 13,920,799
4,000,000 Federal Home Loan Banks 2 .750 06/28/24 3,976,849
3,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 2,936,199
12,625,000 FHLMC 2 .750 06/19/23 12,595,286
7,000,000 FHLMC 0 .250 08/24/23 6,787,955
3,250,000 FHLMC 0 .250 09/08/23 3,149,135
6,750,000 FHLMC 0 .125 10/16/23 6,510,851
4,000,000 FHLMC 0 .250 11/06/23 3,858,594
3,782,000 FHLMC 0 .250 12/04/23 3,639,003
10,000,000 FHLMC 1 .500 02/12/25 9,612,472
6,000,000 FHLMC 0 .375 07/21/25 5,534,707
5,000,000 FHLMC 0 .375 09/23/25 4,586,472
219,155 i Federal National Mortgage Association (FNMA) 2 .301 09/25/22 218,974
10,000,000 FNMA 2 .375 01/19/23 9,994,055

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 5,250,000 FNMA 0 .250% 07/10/23 $ 5,110,841
1,000,000 FNMA 2 .875 09/12/23 999,909
3,000,000 FNMA 0 .250 11/27/23 2,890,652
2,500,000 FNMA 2 .500 02/05/24 2,482,264
5,000,000 FNMA 1 .750 07/02/24 4,887,029
13,700,000 FNMA 2 .625 09/06/24 13,573,073
3,000,000 FNMA 1 .625 01/07/25 2,896,757
4,000,000 FNMA 0 .625 04/22/25 3,740,414
10,000,000 FNMA 0 .375 08/25/25 9,184,239
4,500,000 FNMA 0 .500 11/07/25 4,131,438
4,000,000 FNMA 1 .875 09/24/26 3,805,981
3,000,000 FNMA 0 .750 10/08/27 2,653,778
10,000,000 FNMA 0 .875 08/05/30 8,273,514
5,000,000 FNMA 6 .625 11/15/30 6,178,755
1,000,000 FNMA 5 .625 07/15/37 1,219,579
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 1,290,435
800,000 Israel Government AID International Bond 5 .500 09/18/23 823,628
300,000 Israel Government AID International Bond 5 .500 04/26/24 311,663
400,000 Private Export Funding Corp (PEFCO) 2 .050 11/15/22 399,192
250,000 PEFCO 1 .750 11/15/24 241,239
200,000 PEFCO 3 .250 06/15/25 200,078
750,000 Tennessee Valley Authority (TVA) 2 .875 09/15/24 746,632
2,000,000 TVA 0 .750 05/15/25 1,870,652
1,425,000 TVA 2 .875 02/01/27 1,405,778
5,000,000 TVA 1 .500 09/15/31 4,251,780
500,000 TVA 5 .880 04/01/36 606,725
500,000 TVA 5 .500 06/15/38 583,646
4,300,000 TVA 3 .500 12/15/42 3,947,596
1,750,000 TVA 4 .625 09/15/60 1,931,289
300,000 TVA 4 .250 09/15/65 307,010
TOTAL AGENCY SECURITIES 240,207,272
FOREIGN GOVERNMENT BONDS - 3 .1%
5,000,000 African Development Bank 0 .875 03/23/26 4,600,100
3,000,000 African Development Bank 0 .875 07/22/26 2,733,985
2,250,000 Asian Development Bank 1 .625 01/24/23 2,234,135
2,250,000 Asian Development Bank 0 .250 07/14/23 2,185,425
2,000,000 Asian Development Bank 0 .250 10/06/23 1,932,729
2,200,000 Asian Development Bank 2 .625 01/30/24 2,185,915
1,220,000 Asian Development Bank 0 .625 10/08/24 1,155,352
2,000,000 e Asian Development Bank 1 .500 10/18/24 1,930,236
500,000 Asian Development Bank 2 .000 01/22/25 486,710
6,000,000 Asian Development Bank 0 .375 09/03/25 5,495,937
3,000,000 Asian Development Bank 0 .500 02/04/26 2,728,210
5,000,000 Asian Development Bank 1 .000 04/14/26 4,614,800
1,500,000 Asian Development Bank 2 .000 04/24/26 1,438,320
1,000,000 Asian Development Bank 2 .625 01/12/27 978,370
500,000 Asian Development Bank 2 .375 08/10/27 480,476
500,000 Asian Development Bank 2 .500 11/02/27 483,445
1,000,000 Asian Development Bank 2 .750 01/19/28 976,990
2,500,000 Asian Development Bank 1 .250 06/09/28 2,218,790
75,000 Asian Development Bank 5 .820 06/16/28 85,269
2,575,000 Asian Development Bank 3 .125 09/26/28 2,555,396
2,000,000 Asian Development Bank 1 .750 09/19/29 1,810,600
3,500,000 Asian Development Bank 1 .875 01/24/30 3,207,495
1,000,000 Asian Development Bank 0 .750 10/08/30 824,770
3,000,000 e Asian Development Bank 1 .500 03/04/31 2,618,322
3,000,000 Asian Infrastructure Investment Bank 0 .250 09/29/23 2,900,325
3,000,000 Asian Infrastructure Investment Bank 0 .500 10/30/24 2,820,962
3,000,000 Asian Infrastructure Investment Bank 0 .500 05/28/25 2,771,804

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,000,000 Asian Infrastructure Investment Bank 0 .500% 01/27/26 $ 2,713,092
2,000,000 Canada Government International Bond 2 .000 11/15/22 1,996,851
3,000,000 Canada Government International Bond 1 .625 01/22/25 2,896,688
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,856,803
3,500,000 Canada Government International Bond 0 .750 05/19/26 3,195,932
600,000 Chile Government International Bond 2 .750 01/31/27 560,250
1,715,000 Chile Government International Bond 3 .240 02/06/28 1,612,661
2,500,000 e Chile Government International Bond 2 .450 01/31/31 2,131,643
3,500,000 Chile Government International Bond 2 .550 01/27/32 2,971,368
1,000,000 Chile Government International Bond 2 .550 07/27/33 816,306
600,000 Chile Government International Bond 3 .500 01/31/34 533,426
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,293,446
1,000,000 Chile Government International Bond 4 .340 03/07/42 890,263
2,613,000 Chile Government International Bond 3 .500 01/25/50 1,995,991
1,000,000 Chile Government International Bond 4 .000 01/31/52 828,805
1,500,000 Chile Government International Bond 3 .500 04/15/53 1,133,985
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,690,228
750,000 Chile Government International Bond 3 .250 09/21/71 501,442
750,000 Corp Andina de Fomento 2 .750 01/06/23 748,447
1,000,000 Corp Andina de Fomento 2 .375 05/12/23 993,053
750,000 Corp Andina de Fomento 3 .750 11/23/23 753,170
1,125,000 Corp Andina de Fomento 1 .250 10/26/24 1,067,506
1,000,000 Corp Andina de Fomento 1 .625 09/23/25 934,145
1,000,000 Council of Europe Development Bank 2 .500 02/27/24 990,806
1,480,000 Council of Europe Development Bank 1 .375 02/27/25 1,423,498
1,000,000 Council Of Europe Development Bank 0 .250 10/20/23 964,150
2,000,000 Council Of Europe Development Bank 0 .875 09/22/26 1,821,705
3,000,000 European Bank for Reconstruction & Development 0 .250 07/10/23 2,919,811
2,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 1,938,579
3,000,000 European Bank for Reconstruction & Development 0 .500 11/25/25 2,740,003
2,000,000 European Bank for Reconstruction & Development 0 .500 01/28/26 1,824,437
2,440,000 European Investment Bank 0 .250 09/15/23 2,358,503
1,500,000 European Investment Bank 3 .125 12/14/23 1,501,815
5,000,000 European Investment Bank 3 .250 01/29/24 5,016,000
1,500,000 European Investment Bank 2 .625 03/15/24 1,489,335
4,000,000 European Investment Bank 2 .250 06/24/24 3,940,737
5,000,000 European Investment Bank 0 .375 07/24/24 4,733,650
1,500,000 e European Investment Bank 2 .500 10/15/24 1,481,730
3,250,000 European Investment Bank 1 .625 03/14/25 3,126,990
3,500,000 European Investment Bank 0 .625 07/25/25 3,247,930
3,000,000 e European Investment Bank 0 .375 12/15/25 2,733,134
3,500,000 European Investment Bank 0 .375 03/26/26 3,159,205
2,760,000 European Investment Bank 0 .750 10/26/26 2,496,172
400,000 European Investment Bank 2 .375 05/24/27 386,036
250,000 European Investment Bank 0 .625 10/21/27 219,210
550,000 European Investment Bank 1 .625 10/09/29 497,208
1,000,000 European Investment Bank 0 .875 05/17/30 843,696
2,000,000 European Investment Bank 0 .750 09/23/30 1,658,860
2,500,000 e European Investment Bank 1 .250 02/14/31 2,142,682
1,705,000 European Investment Bank 4 .875 02/15/36 1,989,907
1,300,000 Export Development Canada 2 .625 02/21/24 1,293,976
3,250,000 Export-Import Bank of Korea 3 .000 11/01/22 3,250,065
1,375,000 Export-Import Bank of Korea 3 .625 11/27/23 1,379,695
500,000 Export-Import Bank of Korea 4 .000 01/14/24 505,228
750,000 Export-Import Bank of Korea 2 .875 01/21/25 736,894
750,000 Export-Import Bank of Korea 1 .875 02/12/25 719,546
1,000,000 Export-Import Bank of Korea 0 .750 09/21/25 915,155
250,000 Export-Import Bank of Korea 3 .250 11/10/25 247,099
1,000,000 Export-Import Bank of Korea 0 .625 02/09/26 902,224
500,000 Export-Import Bank of Korea 2 .625 05/26/26 482,319

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 500,000 Export-Import Bank of Korea 3 .250% 08/12/26 $ 492,987
750,000 Export-Import Bank of Korea 1 .125 12/29/26 673,934
1,000,000 Export-Import Bank of Korea 1 .625 01/18/27 916,894
500,000 Export-Import Bank of Korea 2 .375 04/21/27 472,086
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 823,787
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 824,407
1,000,000 e Export-Import Bank of Korea 2 .125 01/18/32 859,809
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 796,680
100,000 Finland Government International Bond 6 .950 02/15/26 111,519
2,175,000 FMS Wertmanagement AoeR 2 .750 01/30/24 2,165,608
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,436,798
200,000 Hydro Quebec 8 .500 12/01/29 260,354
750,000 Indonesia Government International Bond 2 .950 01/11/23 749,941
750,000 Indonesia Government International Bond 3 .500 01/11/28 712,722
900,000 Indonesia Government International Bond 4 .750 02/11/29 903,938
1,250,000 Indonesia Government International Bond 3 .400 09/18/29 1,154,307
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 888,773
675,000 Indonesia Government International Bond 3 .850 10/15/30 640,507
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,211,277
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,226,363
300,000 Indonesia Government International Bond 3 .550 03/31/32 272,962
875,000 Indonesia Government International Bond 4 .350 01/11/48 772,327
1,125,000 e Indonesia Government International Bond 5 .350 02/11/49 1,097,288
1,000,000 Indonesia Government International Bond 3 .700 10/30/49 795,329
1,000,000 Indonesia Government International Bond 3 .500 02/14/50 782,830
2,000,000 Indonesia Government International Bond 4 .200 10/15/50 1,694,573
2,000,000 e Indonesia Government International Bond 3 .050 03/12/51 1,494,611
485,000 Indonesia Government International Bond 4 .300 03/31/52 421,657
1,000,000 e Indonesia Government International Bond 3 .200 09/23/61 705,181
500,000 Indonesia Government International Bond 4 .450 04/15/70 432,056
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,208,305
3,000,000 Inter-American Development Bank 2 .500 01/18/23 2,997,630
1,500,000 Inter-American Development Bank 0 .250 11/15/23 1,447,207
1,500,000 Inter-American Development Bank 2 .625 01/16/24 1,489,830
500,000 Inter-American Development Bank 2 .125 01/15/25 487,902
5,000,000 Inter-American Development Bank 1 .750 03/14/25 4,824,800
10,000,000 Inter-American Development Bank 0 .625 07/15/25 9,260,780
4,000,000 Inter-American Development Bank 0 .875 04/20/26 3,673,520
1,500,000 Inter-American Development Bank 2 .000 06/02/26 1,434,975
1,500,000 Inter-American Development Bank 2 .000 07/23/26 1,433,970
1,000,000 Inter-American Development Bank 2 .375 07/07/27 960,855
2,000,000 Inter-American Development Bank 0 .625 09/16/27 1,755,732
4,000,000 Inter-American Development Bank 1 .125 07/20/28 3,542,680
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,986,155
3,000,000 Inter-American Development Bank 2 .250 06/18/29 2,819,188
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,536,840
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,316,057
300,000 Inter-American Development Bank 4 .375 01/24/44 330,977
2,000,000 Inter-American Investment Corp 2 .625 04/22/25 1,966,953
5,400,000 International Bank for Reconstruction & Development 7 .625 01/19/23 5,537,656
3,000,000 e International Bank for Reconstruction & Development 1 .875 06/19/23 2,969,869
1,500,000 International Bank for Reconstruction & Development 0 .250 11/24/23 1,445,741
5,575,000 International Bank for Reconstruction & Development 2 .500 03/19/24 5,526,775
2,000,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,936,033
1,600,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,578,579
5,000,000 International Bank for Reconstruction & Development 1 .625 01/15/25 4,826,391
6,000,000 International Bank for Reconstruction & Development 0 .375 07/28/25 5,517,982
4,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 4,413,505
5,500,000 International Bank for Reconstruction & Development 0 .500 10/28/25 5,043,305
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 500,052

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 7,000,000 International Bank for Reconstruction & Development 0 .875% 07/15/26 $ 6,402,378
2,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 1,758,893
2,000,000 International Bank for Reconstruction & Development 1 .750 10/23/29 1,810,480
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 4,194,019
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,477,163
5,000,000 International Bank for Reconstruction & Development 1 .250 02/10/31 4,272,815
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 4,373,423
834,000 International Bank for Reconstruction & Development 4 .750 02/15/35 947,894
1,300,000 International Finance Corp 2 .875 07/31/23 1,299,834
2,500,000 International Finance Corp 0 .375 07/16/25 2,305,175
5,000,000 International Finance Corp 0 .750 08/27/30 4,170,682
300,000 Israel Government International Bond 3 .150 06/30/23 298,492
1,000,000 Israel Government International Bond 2 .875 03/16/26 974,081
975,000 Israel Government International Bond 3 .250 01/17/28 951,655
600,000 Israel Government International Bond 2 .750 07/03/30 557,337
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,468,436
200,000 Israel Government International Bond 4 .125 01/17/48 184,683
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,582,234
300,000 Israel Government International Bond 4 .500 04/03/20 272,411
300,000 Japan Bank for International Cooperation 2 .375 11/16/22 299,748
900,000 Japan Bank for International Cooperation 0 .625 05/22/23 881,825
1,050,000 Japan Bank for International Cooperation 3 .375 07/31/23 1,053,786
1,000,000 Japan Bank for International Cooperation 0 .375 09/15/23 968,252
4,250,000 Japan Bank for International Cooperation 3 .375 10/31/23 4,271,177
2,300,000 Japan Bank for International Cooperation 2 .500 05/23/24 2,268,000
720,000 Japan Bank for International Cooperation 1 .750 10/17/24 697,321
500,000 Japan Bank for International Cooperation 2 .125 02/10/25 486,207
1,200,000 Japan Bank for International Cooperation 2 .875 04/14/25 1,187,231
3,000,000 Japan Bank for International Cooperation 0 .625 07/15/25 2,772,496
5,750,000 Japan Bank for International Cooperation 2 .750 01/21/26 5,637,273
400,000 Japan Bank for International Cooperation 2 .375 04/20/26 386,390
1,500,000 Japan Bank for International Cooperation 1 .875 07/21/26 1,416,894
1,000,000 Japan Bank for International Cooperation 2 .875 06/01/27 976,210
750,000 Japan Bank for International Cooperation 2 .875 07/21/27 731,160
300,000 Japan Bank for International Cooperation 2 .750 11/16/27 289,576
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 754,118
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,841,920
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 910,358
1,500,000 Japan Bank for International Cooperation 1 .250 01/21/31 1,262,604
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,655,319
350,000 Japan International Cooperation Agency 2 .125 10/20/26 332,822
1,900,000 Japan International Cooperation Agency 3 .250 05/25/27 1,875,262
700,000 Japan International Cooperation Agency 3 .375 06/12/28 695,814
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,630,478
1,500,000 Japan International Cooperation Agency 1 .750 04/28/31 1,295,361
500,000 Korea Development Bank 2 .750 03/19/23 498,715
950,000 Korea Development Bank 0 .500 10/27/23 915,961
500,000 Korea Development Bank 3 .750 01/22/24 503,230
700,000 Korea Development Bank 3 .250 02/19/24 699,314
500,000 Korea Development Bank 0 .400 06/19/24 472,745
1,000,000 Korea Development Bank 2 .125 10/01/24 973,150
750,000 Korea Development Bank 1 .750 02/18/25 717,420
200,000 Korea Development Bank 3 .375 09/16/25 199,090
400,000 Korea Development Bank 3 .000 01/13/26 393,364
1,000,000 Korea Development Bank 0 .800 04/27/26 904,560
1,000,000 Korea Development Bank 0 .800 07/19/26 898,200
1,000,000 Korea Development Bank 1 .000 09/09/26 901,570
250,000 Korea Development Bank 2 .000 09/12/26 234,987
1,000,000 Korea Development Bank 2 .250 02/24/27 941,685
1,000,000 Korea Development Bank 1 .625 01/19/31 847,917

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 500,000 Korea Government International Bond 3 .875% 09/11/23 $ 504,560
1,500,000 Korea Government International Bond 2 .750 01/19/27 1,450,830
1,400,000 Korea Government International Bond 4 .125 06/10/44 1,455,123
500,000 Korea Government International Bond 3 .875 09/20/48 499,801
3,000,000 Kreditanstalt fuer Wiederaufbau 0 .250 10/19/23 2,897,159
3,000,000 Kreditanstalt fuer Wiederaufbau 2 .625 02/28/24 2,979,641
6,100,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 5,819,369
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .500 09/20/24 4,728,350
2,000,000 Kreditanstalt fuer Wiederaufbau 2 .500 11/20/24 1,973,460
7,000,000 Kreditanstalt fuer Wiederaufbau 2 .000 05/02/25 6,785,808
4,500,000 Kreditanstalt fuer Wiederaufbau 0 .625 01/22/26 4,126,954
3,219,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 2,948,490
7,750,000 Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,628,092
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 909,721
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 4,133,883
2,300,000 Landwirtschaftliche Rentenbank 3 .125 11/14/23 2,304,662
500,000 Landwirtschaftliche Rentenbank 2 .000 01/13/25 486,755
2,000,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,856,601
750,000 Landwirtschaftliche Rentenbank 2 .375 06/10/25 734,705
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 947,503
125,000 e Landwirtschaftliche Rentenbank 2 .500 11/15/27 121,001
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,340,018
18,964,000 Mexico Government International Bond 2 .659 05/24/31 15,606,962
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,651,978
14,053,000 Mexico Government International Bond 4 .280 08/14/41 11,106,574
1,000,000 Mexico Government International Bond 5 .000 04/27/51 830,096
10,934,000 Mexico Government International Bond 4 .400 02/12/52 8,217,256
5,936,000 Mexico Government International Bond 3 .771 05/24/61 3,844,227
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,870,727
950,000 Mexico Government International Bond 5 .750 10/12/10 796,777
500,000 Nordic Investment Bank 2 .875 07/19/23 498,770
2,000,000 Nordic Investment Bank 0 .375 09/11/25 1,831,620
1,500,000 Nordic Investment Bank 0 .500 01/21/26 1,367,963
606,000 North American Development Bank 2 .400 10/26/22 604,774
850,000 Panama Government International Bond 4 .000 09/22/24 847,288
1,000,000 Panama Government International Bond 3 .750 03/16/25 987,221
300,000 Panama Government International Bond 7 .125 01/29/26 325,800
2,000,000 Panama Government International Bond 3 .875 03/17/28 1,904,083
1,450,000 Panama Government International Bond 3 .160 01/23/30 1,287,542
2,500,000 Panama Government International Bond 2 .252 09/29/32 1,947,581
2,500,000 e Panama Government International Bond 3 .298 01/19/33 2,137,334
692,000 Panama Government International Bond 6 .700 01/26/36 747,057
750,000 Panama Government International Bond 4 .500 05/15/47 615,912
2,250,000 Panama Government International Bond 4 .500 04/16/50 1,830,917
1,450,000 Panama Government International Bond 4 .300 04/29/53 1,137,022
1,500,000 Panama Government International Bond 4 .500 04/01/56 1,188,539
3,500,000 Panama Government International Bond 3 .870 07/23/60 2,471,292
1,250,000 Panama Government International Bond 4 .500 01/19/63 960,360
400,000 Peruvian Government International Bond 2 .392 01/23/26 371,493
5,000,000 Peruvian Government International Bond 2 .844 06/20/30 4,349,401
2,500,000 Peruvian Government International Bond 2 .783 01/23/31 2,125,373
1,500,000 Peruvian Government International Bond 1 .862 12/01/32 1,137,162
990,000 Peruvian Government International Bond 3 .000 01/15/34 812,102
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,191,081
1,000,000 Peruvian Government International Bond 3 .300 03/11/41 756,315
1,850,000 Peruvian Government International Bond 5 .625 11/18/50 1,914,393
2,000,000 e Peruvian Government International Bond 3 .550 03/10/51 1,492,354
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 925,636
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 1,012,591
1,000,000 Peruvian Government International Bond 3 .230 07/28/21 612,259

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 225,000 Philippine Government International Bond 4 .200% 01/21/24 $ 226,364
1,000,000 Philippine Government International Bond 3 .229 03/29/27 969,167
2,219,000 Philippine Government International Bond 3 .000 02/01/28 2,085,280
3,375,000 Philippine Government International Bond 3 .750 01/14/29 3,255,345
1,500,000 Philippine Government International Bond 2 .457 05/05/30 1,303,076
2,000,000 Philippine Government International Bond 1 .648 06/10/31 1,597,232
2,000,000 Philippine Government International Bond 1 .950 01/06/32 1,623,099
1,000,000 Philippine Government International Bond 3 .556 09/29/32 925,308
4,083,000 Philippine Government International Bond 3 .950 01/20/40 3,545,195
300,000 Philippine Government International Bond 3 .700 03/01/41 249,442
3,793,000 Philippine Government International Bond 3 .700 02/02/42 3,138,614
1,500,000 Philippine Government International Bond 2 .950 05/05/45 1,067,135
1,500,000 Philippine Government International Bond 2 .650 12/10/45 1,034,592
1,500,000 Philippine Government International Bond 3 .200 07/06/46 1,112,596
325,000 k Philippine Government International Bond 4 .200 03/29/47 283,337
1,000,000 Poland Government International Bond 4 .000 01/22/24 998,566
2,725,000 Poland Government International Bond 3 .250 04/06/26 2,641,908
750,000 Province of Alberta Canada 3 .350 11/01/23 752,782
775,000 Province of Alberta Canada 2 .950 01/23/24 772,636
1,500,000 Province of Alberta Canada 1 .875 11/13/24 1,456,425
1,000,000 Province of Alberta Canada 1 .000 05/20/25 939,920
925,000 Province of Alberta Canada 3 .300 03/15/28 918,978
2,000,000 e Province of Alberta Canada 1 .300 07/22/30 1,692,565
2,000,000 Province of British Columbia Canada 1 .750 09/27/24 1,940,749
850,000 Province of British Columbia Canada 2 .250 06/02/26 818,065
1,500,000 Province of British Columbia Canada 0 .900 07/20/26 1,368,124
1,500,000 Province of British Columbia Canada 1 .300 01/29/31 1,263,095
1,000,000 Province of Manitoba Canada 2 .600 04/16/24 991,660
1,300,000 Province of Manitoba Canada 3 .050 05/14/24 1,296,321
500,000 Province of Manitoba Canada 2 .125 06/22/26 476,993
1,500,000 Province of Manitoba Canada 1 .500 10/25/28 1,336,856
500,000 Province of New Brunswick Canada 3 .625 02/24/28 505,130
200,000 Province of Nova Scotia Canada 8 .250 07/30/22 200,766
500,000 Province of Ontario Canada 3 .400 10/17/23 501,738
1,000,000 Province of Ontario Canada 3 .050 01/29/24 998,853
1,500,000 Province of Ontario Canada 3 .200 05/16/24 1,500,780
2,000,000 e Province of Ontario Canada 0 .625 01/21/26 1,821,312
1,500,000 Province of Ontario Canada 1 .050 04/14/26 1,377,669
1,000,000 Province of Ontario Canada 2 .500 04/27/26 970,237
1,000,000 Province of Ontario Canada 2 .300 06/15/26 961,173
1,000,000 Province of Ontario Canada 3 .100 05/19/27 983,972
1,000,000 e Province of Ontario Canada 1 .050 05/21/27 895,760
2,000,000 e Province of Ontario Canada 2 .000 10/02/29 1,810,178
1,000,000 Province of Ontario Canada 1 .125 10/07/30 831,460
3,000,000 Province of Ontario Canada 1 .600 02/25/31 2,580,967
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,295,244
3,000,000 Province of Ontario Canada 2 .125 01/21/32 2,645,405
200,000 Province of Quebec Canada 7 .125 02/09/24 211,822
875,000 Province of Quebec Canada 2 .500 04/09/24 864,192
500,000 Province of Quebec Canada 2 .875 10/16/24 497,375
2,500,000 Province of Quebec Canada 1 .500 02/11/25 2,395,566
2,000,000 e Province of Quebec Canada 0 .600 07/23/25 1,849,820
3,500,000 Province of Quebec Canada 2 .500 04/20/26 3,398,521
500,000 Province of Quebec Canada 2 .750 04/12/27 488,081
201,000 Province of Quebec Canada 7 .500 09/15/29 250,215
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,272,979
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,640,511
200,000 Province of Saskatchewan Canada 8 .500 07/15/22 200,343
1,000,000 Province of Saskatchewan Canada 3 .250 06/08/27 994,502
1,600,000 Republic of Italy Government International Bond 6 .875 09/27/23 1,659,908

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,000,000 Republic of Italy Government International Bond 0 .875% 05/06/24 $ 2,835,201
2,000,000 Republic of Italy Government International Bond 2 .375 10/17/24 1,934,088
3,000,000 Republic of Italy Government International Bond 1 .250 02/17/26 2,676,287
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,316,971
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,651,562
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,653,863
3,000,000 Republic of Italy Government International Bond 3 .875 05/06/51 2,359,680
2,000,000 State of Israel 2 .500 01/15/30 1,832,267
2,050,000 State of Israel 3 .375 01/15/50 1,655,017
4,000,000 Svensk Exportkredit AB 0 .500 11/10/23 3,867,767
870,000 Svensk Exportkredit AB 1 .750 12/12/23 854,209
2,000,000 Svensk Exportkredit AB 0 .375 07/30/24 1,889,683
1,000,000 Svensk Exportkredit AB 0 .625 05/14/25 930,205
3,000,000 Svensk Exportkredit AB 0 .500 08/26/25 2,767,289
7,374,716 Uruguay Government International Bond 4 .375 01/23/31 7,450,765
500,000 Uruguay Government International Bond 4 .125 11/20/45 459,551
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 2,072,266
2,425,000 Uruguay Government International Bond 4 .975 04/20/55 2,393,211
TOTAL FOREIGN GOVERNMENT BONDS 620,425,807
MORTGAGE BACKED - 27 .7%
5,335 i Federal Home Loan Mortgage Corp (FHLMC) DGS1 + 2.250% 3 .053 04/01/35 5,353
2,076 i FHLMC DGS1 + 2.125% 2 .198 10/01/35 2,056
15,275 i FHLMC DGS1 + 2.255% 2 .380 02/01/36 15,581
5,635 i FHLMC LIBOR 12 M + 1.826% 2 .933 07/01/36 5,837
21,221 i FHLMC LIBOR 6 M + 1.595% 2 .058 09/01/36 20,971
15,702 i FHLMC LIBOR 6 M + 1.755% 2 .183 09/01/36 16,153
19,374 i FHLMC DGS1 + 2.248% 2 .361 09/01/36 19,336
10,114 i FHLMC DGS1 + 2.250% 2 .368 01/01/37 10,432
1,394 i FHLMC LIBOR 12 M + 1.765% 2 .227 02/01/37 1,388
997 i FHLMC DGS1 + 2.250% 2 .364 02/01/37 1,028
78,276 i FHLMC LIBOR 12 M + 1.798% 2 .228 03/01/37 79,936
9,816,127 FHLMC 1 .500 04/01/37 8,935,772
63,565 i FHLMC DGS1 + 2.250% 2 .420 04/01/37 65,404
19,149 i FHLMC LIBOR 12 M + 1.616% 2 .968 04/01/37 19,161
14,807,043 FHLMC 2 .000 05/01/37 13,835,984
5,646 i FHLMC LIBOR 12 M + 2.155% 3 .165 05/01/37 5,630
1,358 i FHLMC LIBOR 12 M + 1.750% 2 .000 06/01/37 1,356
14,575 i FHLMC DGS1 + 2.247% 2 .566 06/01/37 14,403
27,496 i FHLMC LIBOR 6 M + 1.270% 1 .520 08/01/37 27,498
23,613 i FHLMC LIBOR 12 M + 0.905% 1 .155 09/01/37 23,500
2,705 i FHLMC LIBOR 6 M + 1.520% 1 .932 09/01/37 2,687
194 i FHLMC LIBOR 12 M + 1.795% 2 .045 09/01/37 192
20,545 i FHLMC LIBOR 12 M + 2.055% 3 .430 04/01/38 21,227
5,305 i FHLMC LIBOR 12 M + 2.004% 3 .229 06/01/38 5,296
2,999 i FHLMC LIBOR 12 M + 1.625% 1 .875 07/01/38 3,085
5,089 i FHLMC LIBOR 12 M + 1.861% 2 .670 06/01/40 5,047
4,125 i FHLMC LIBOR 12 M + 1.880% 2 .130 07/01/40 4,089
7,052 i FHLMC LIBOR 12 M + 1.887% 2 .217 01/01/41 7,052
2,948 i FHLMC LIBOR 12 M + 1.880% 3 .255 05/01/41 2,944
83,609 i FHLMC LIBOR 12 M + 1.858% 2 .331 08/01/41 83,257
49,606 i FHLMC LIBOR 12 M + 1.750% 2 .000 09/01/41 50,586
12,749 i FHLMC LIBOR 12 M + 1.860% 2 .110 10/01/41 13,077
13,250,914 FHLMC 3 .000 11/01/49 12,481,675
14,334,241 FHLMC 3 .000 11/01/49 13,481,363
27,225,395 FHLMC 3 .000 02/01/50 25,709,152
19,360,108 FHLMC 3 .500 04/01/50 18,812,351
9,698,483 FHLMC 3 .500 07/01/50 9,407,454
18 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 10/01/22 19
29 FGLMC 6 .000 11/01/22 29

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,699 FGLMC 5 .000% 04/01/23 $ 2,772
171 FGLMC 4 .500 05/01/23 175
3,060 FGLMC 5 .000 05/01/23 3,129
899 FGLMC 5 .000 10/01/23 924
557 FGLMC 5 .500 10/01/23 579
1,248 FGLMC 5 .000 11/01/23 1,277
2,647 FGLMC 5 .000 03/01/24 2,706
542 FGLMC 4 .500 04/01/24 554
273 FGLMC 4 .500 05/01/24 279
1,985 FGLMC 4 .500 06/01/24 2,031
18,594 FGLMC 4 .000 07/01/24 18,810
9,150 FGLMC 4 .000 07/01/24 9,257
1,197 FGLMC 5 .500 07/01/24 1,204
15,402 FGLMC 4 .000 08/01/24 15,581
3,141 FGLMC 4 .500 09/01/24 3,214
1,664 FGLMC 4 .500 09/01/24 1,703
977 FGLMC 4 .500 09/01/24 1,000
1,126 FGLMC 5 .500 09/01/24 1,170
24,840 FGLMC 4 .000 10/01/24 25,129
705 FGLMC 4 .500 10/01/24 721
3,454 FGLMC 4 .500 10/01/24 3,474
706 FGLMC 4 .500 11/01/24 723
4,803 FGLMC 4 .500 12/01/24 4,915
1,112 FGLMC 4 .500 02/01/25 1,138
37,186 FGLMC 4 .000 03/01/25 37,619
1,100 FGLMC 4 .500 06/01/25 1,126
2,556 FGLMC 4 .500 07/01/25 2,615
58,753 FGLMC 3 .500 10/01/25 58,568
21,858 FGLMC 4 .000 10/01/25 22,113
97,848 FGLMC 3 .500 11/01/25 97,621
56,806 FGLMC 3 .500 11/01/25 56,654
26,884 FGLMC 3 .500 12/01/25 26,872
14,646 FGLMC 3 .000 01/01/26 14,453
216,009 FGLMC 3 .500 01/01/26 215,524
16,597 FGLMC 4 .000 04/01/26 16,823
38,100 FGLMC 4 .000 05/01/26 38,604
9,392 FGLMC 5 .500 07/01/26 9,764
86,036 FGLMC 4 .000 08/01/26 87,037
893 FGLMC 6 .000 08/01/26 939
37,338 FGLMC 3 .000 09/01/26 37,249
115,360 FGLMC 3 .000 10/01/26 115,087
164,966 FGLMC 3 .500 10/01/26 164,893
3,603 FGLMC 5 .000 10/01/26 3,685
1,323 FGLMC 5 .500 10/01/26 1,375
656,706 FGLMC 3 .000 02/01/27 655,150
441,970 FGLMC 2 .500 05/01/27 436,124
497,450 FGLMC 2 .500 11/01/27 490,862
20,775 FGLMC 6 .000 12/01/27 21,854
391,576 FGLMC 2 .500 01/01/28 386,386
1,002,568 FGLMC 2 .500 03/01/28 989,274
30,131 FGLMC 5 .000 03/01/28 30,810
578,052 FGLMC 2 .500 05/01/28 570,385
3,204 FGLMC 5 .500 05/01/28 3,337
1,774,197 FGLMC 2 .500 07/01/28 1,750,658
1,403,204 FGLMC 2 .500 07/01/28 1,384,572
370,911 FGLMC 3 .000 10/01/28 370,028
20,982 FGLMC 5 .500 01/01/29 21,819
817 FGLMC 6 .500 01/01/29 858
2,353 FGLMC 4 .000 02/01/29 2,394
815,587 FGLMC 3 .500 03/01/29 817,222

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 216 FGLMC 6 .500% 03/01/29 $ 228
1,461,574 FGLMC 3 .000 07/01/29 1,458,090
6,381 FGLMC 5 .000 12/01/29 6,588
4,166,518 FGLMC 2 .500 05/01/30 4,090,526
10,212 FGLMC 4 .000 08/01/30 10,393
80,738 FGLMC 4 .500 01/01/31 81,510
122 FGLMC 8 .000 01/01/31 123
72,075 FGLMC 4 .000 03/01/31 73,357
9,866 FGLMC 4 .000 05/01/31 10,041
68,684 FGLMC 4 .500 05/01/31 69,934
37,886 FGLMC 4 .000 06/01/31 38,560
79,290 FGLMC 4 .000 08/01/31 80,700
91,242 FGLMC 4 .000 09/01/31 92,865
1,455 FGLMC 6 .500 09/01/31 1,555
3,559 FGLMC 8 .000 09/01/31 3,773
45,232 FGLMC 3 .500 11/01/31 45,275
6,777,721 FGLMC 2 .500 12/01/31 6,653,864
33,175 FGLMC 7 .000 12/01/31 35,104
7,193 FGLMC 6 .500 01/01/32 7,749
17,138 FGLMC 6 .000 02/01/32 18,709
777,267 FGLMC 3 .000 03/01/32 765,036
7,175 FGLMC 7 .000 04/01/32 7,735
6,784 FGLMC 6 .500 05/01/32 7,124
526,596 FGLMC 3 .500 09/01/32 527,097
3,823 FGLMC 5 .500 11/01/32 4,079
6,270,339 FGLMC 3 .000 01/01/33 6,220,594
5,630 FGLMC 6 .000 02/01/33 6,051
20,395 FGLMC 5 .000 03/01/33 21,446
16,082 FGLMC 6 .000 03/01/33 16,932
4,717 FGLMC 6 .000 03/01/33 4,964
14,361 FGLMC 5 .000 04/01/33 14,742
2,662 FGLMC 6 .000 04/01/33 2,906
117,917 FGLMC 5 .000 06/01/33 120,713
50,816 FGLMC 5 .500 06/01/33 54,444
24,181,451 FGLMC 2 .500 07/01/33 23,739,248
1,058,072 FGLMC 3 .500 07/01/33 1,059,080
20,645 FGLMC 4 .500 07/01/33 21,249
1,727,912 FGLMC 4 .000 08/01/33 1,755,090
1,805 FGLMC 5 .000 08/01/33 1,895
7,315 FGLMC 6 .500 08/01/33 7,744
66,097 FGLMC 5 .000 09/01/33 69,364
11,578 FGLMC 5 .500 09/01/33 12,131
26,279 FGLMC 5 .500 09/01/33 27,405
22,733 FGLMC 5 .500 09/01/33 23,696
52,301 FGLMC 5 .500 09/01/33 55,385
17,659 FGLMC 4 .000 10/01/33 17,762
4,122 FGLMC 5 .000 10/01/33 4,339
51,046 FGLMC 5 .500 10/01/33 54,056
2,727,065 FGLMC 3 .500 11/01/33 2,728,396
34,952 FGLMC 5 .500 12/01/33 37,404
11,695 FGLMC 5 .500 12/01/33 12,545
150,173 FGLMC 7 .000 12/01/33 161,685
105,364 FGLMC 5 .000 01/01/34 110,838
667,835 FGLMC 3 .000 02/01/34 660,489
2,557 FGLMC 5 .500 02/01/34 2,742
14,154 FGLMC 5 .000 03/01/34 14,897
15,412 FGLMC 5 .500 03/01/34 16,528
54,112 FGLMC 5 .000 05/01/34 56,972
15,993 FGLMC 4 .500 06/01/34 16,463
36,059 FGLMC 5 .000 06/01/34 37,854

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 13,589 FGLMC 5 .500% 06/01/34 $ 14,573
5,702 FGLMC 6 .000 06/01/34 6,131
23,742 FGLMC 6 .000 09/01/34 25,936
1,712,819 FGLMC 3 .500 10/01/34 1,714,449
3,627 FGLMC 5 .000 11/01/34 3,817
106,520 FGLMC 5 .500 11/01/34 113,986
103,131 FGLMC 5 .000 12/01/34 107,879
28,720 FGLMC 5 .500 12/01/34 30,797
3,504 FGLMC 5 .500 12/01/34 3,645
1,805 FGLMC 5 .500 01/01/35 1,936
982 FGLMC 5 .500 01/01/35 1,054
20,296 FGLMC 5 .500 01/01/35 21,778
46,937 FGLMC 4 .500 04/01/35 48,318
6,400 FGLMC 6 .000 05/01/35 6,962
49,047 FGLMC 6 .000 05/01/35 51,682
42,854 FGLMC 7 .000 05/01/35 45,658
6,463 FGLMC 5 .500 06/01/35 6,934
9,728 FGLMC 5 .500 06/01/35 10,436
4,235 FGLMC 5 .000 07/01/35 4,447
175,288 FGLMC 5 .000 07/01/35 184,519
205,038 FGLMC 5 .000 08/01/35 215,938
13,048 FGLMC 5 .500 08/01/35 13,579
75,408 FGLMC 6 .000 08/01/35 79,351
3,138 FGLMC 4 .500 09/01/35 3,233
39,437 FGLMC 5 .000 10/01/35 41,419
17,414 FGLMC 5 .000 10/01/35 18,295
14,429 FGLMC 5 .000 10/01/35 14,876
115,699 FGLMC 5 .500 10/01/35 120,572
35,334 FGLMC 5 .000 12/01/35 36,924
3,765 FGLMC 5 .000 12/01/35 3,967
19,097 FGLMC 6 .000 01/01/36 20,908
7,354 FGLMC 5 .000 02/01/36 7,744
2,798 FGLMC 5 .000 02/01/36 2,946
2,981 FGLMC 6 .000 02/01/36 3,267
24,115 FGLMC 5 .500 04/01/36 25,149
8,821 FGLMC 5 .500 05/01/36 9,463
122,620 FGLMC 6 .000 06/01/36 134,456
37,723 FGLMC 5 .000 07/01/36 39,747
44,082 FGLMC 6 .000 07/01/36 47,442
6,959 FGLMC 6 .000 08/01/36 7,602
6,183 FGLMC 6 .000 09/01/36 6,511
123,182 FGLMC 5 .500 10/01/36 132,319
56,523 FGLMC 5 .500 10/01/36 60,704
9,131 FGLMC 6 .500 10/01/36 9,649
5,687 FGLMC 5 .500 11/01/36 6,113
13,985 FGLMC 6 .000 11/01/36 15,339
68,520 FGLMC 6 .000 12/01/36 75,138
110,792 FGLMC 5 .500 03/01/37 119,089
45,681 FGLMC 6 .000 03/01/37 50,094
7,178 FGLMC 6 .500 03/01/37 7,639
40,341 FGLMC 5 .500 04/01/37 43,363
6,411 FGLMC 5 .000 05/01/37 6,762
4,723 FGLMC 5 .000 06/01/37 4,934
16,567 FGLMC 5 .500 06/01/37 17,811
4,379,939 FGLMC 3 .000 07/01/37 4,286,479
74,490 FGLMC 6 .000 07/01/37 81,688
46,781 FGLMC 6 .000 08/01/37 51,305
13,512 FGLMC 6 .000 09/01/37 14,821
110,021 FGLMC 5 .500 10/01/37 114,830
3,404 FGLMC 6 .000 11/01/37 3,734

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 28,824 FGLMC 6 .500% 11/01/37 $ 31,223
14,514 FGLMC 6 .000 01/01/38 15,910
6,314 FGLMC 6 .000 02/01/38 6,925
47,190 FGLMC 6 .000 02/01/38 51,773
72,448 FGLMC 5 .000 03/01/38 76,370
206,692 FGLMC 5 .000 03/01/38 218,010
9,046 FGLMC 5 .000 04/01/38 9,575
89,209 FGLMC 5 .000 04/01/38 94,042
95,677 FGLMC 5 .500 04/01/38 100,632
21,678 FGLMC 5 .500 05/01/38 23,309
2,564 FGLMC 5 .500 06/01/38 2,755
3,863 FGLMC 6 .000 07/01/38 4,072
13,348 FGLMC 5 .500 08/01/38 14,317
80,750 FGLMC 5 .500 08/01/38 86,375
10,170 FGLMC 5 .000 09/01/38 10,713
143,094 FGLMC 5 .500 09/01/38 153,746
52,414 FGLMC 5 .500 09/01/38 56,266
2,787 FGLMC 5 .500 10/01/38 2,996
52,861 FGLMC 6 .000 11/01/38 57,821
382,384 FGLMC 5 .500 01/01/39 410,963
242,603 FGLMC 4 .500 02/01/39 250,659
139,363 FGLMC 5 .000 02/01/39 146,797
10,471 FGLMC 5 .500 02/01/39 11,250
423 FGLMC 4 .500 03/01/39 428
63,589 FGLMC 5 .000 03/01/39 66,999
7,497 FGLMC 6 .000 03/01/39 8,208
12,559 FGLMC 4 .500 04/01/39 12,975
402,504 FGLMC 4 .500 04/01/39 414,724
87,512 FGLMC 4 .000 05/01/39 88,594
2,201 FGLMC 4 .500 05/01/39 2,274
57,887 FGLMC 4 .500 05/01/39 59,803
1,325,472 FGLMC 4 .500 05/01/39 1,369,489
111,877 FGLMC 4 .500 05/01/39 114,966
55,113 FGLMC 5 .000 05/01/39 58,123
114,156 FGLMC 4 .000 06/01/39 115,564
611,340 FGLMC 4 .500 06/01/39 631,633
18,870 FGLMC 4 .500 06/01/39 19,496
9,778 FGLMC 5 .000 06/01/39 10,302
3,476 FGLMC 5 .500 06/01/39 3,723
182,753 FGLMC 4 .000 07/01/39 185,011
72,849 FGLMC 4 .500 07/01/39 75,259
5,661 FGLMC 4 .500 07/01/39 5,834
14,625 FGLMC 4 .500 07/01/39 15,108
48,366 FGLMC 5 .000 07/01/39 50,966
90,766 FGLMC 5 .500 07/01/39 96,228
6,275 FGLMC 4 .500 08/01/39 6,484
14,555 FGLMC 5 .000 08/01/39 15,338
133,269 FGLMC 4 .000 09/01/39 134,593
383,836 FGLMC 5 .000 09/01/39 404,311
131,648 FGLMC 5 .000 09/01/39 138,712
1,367 FGLMC 5 .500 09/01/39 1,430
153,417 FGLMC 6 .500 09/01/39 165,576
40,573 FGLMC 4 .500 10/01/39 41,918
47,058 FGLMC 4 .500 10/01/39 48,619
26,579 FGLMC 4 .500 10/01/39 27,462
27,754 FGLMC 5 .000 10/01/39 29,241
9,650 FGLMC 4 .000 11/01/39 9,746
32,247 FGLMC 4 .500 11/01/39 33,317
12,677 FGLMC 5 .000 11/01/39 13,359
36,190 FGLMC 4 .500 12/01/39 37,389

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 25,949 FGLMC 4 .500% 12/01/39 $ 26,807
55,897 FGLMC 4 .500 12/01/39 57,293
84,513 FGLMC 4 .500 12/01/39 86,852
56,507 FGLMC 5 .500 12/01/39 60,731
81,691 FGLMC 4 .500 01/01/40 84,395
6,933 FGLMC 5 .000 01/01/40 7,305
9,549 FGLMC 5 .500 01/01/40 10,260
25,569 FGLMC 5 .500 03/01/40 27,479
282,049 FGLMC 4 .000 04/01/40 285,529
14,978 FGLMC 4 .500 04/01/40 15,474
44,499 FGLMC 4 .500 04/01/40 45,977
37,622 FGLMC 5 .000 04/01/40 39,645
76,484 FGLMC 5 .000 04/01/40 79,896
301,520 FGLMC 6 .000 04/01/40 330,747
804,676 FGLMC 4 .500 05/01/40 831,384
323,043 FGLMC 5 .000 05/01/40 339,365
2,506 FGLMC 4 .500 06/01/40 2,589
272,090 FGLMC 5 .500 06/01/40 292,381
393,156 FGLMC 4 .500 07/01/40 406,169
7,231 FGLMC 4 .500 08/01/40 7,471
71,232 FGLMC 5 .000 08/01/40 74,833
18,341 FGLMC 5 .000 08/01/40 19,211
195,047 FGLMC 5 .000 08/01/40 205,502
1,229,581 FGLMC 5 .500 08/01/40 1,321,052
99,920 FGLMC 4 .000 09/01/40 101,153
1,336,317 FGLMC 4 .000 11/01/40 1,349,599
870,061 FGLMC 4 .000 12/01/40 880,790
119,025 FGLMC 3 .500 01/01/41 117,188
203,261 FGLMC 3 .500 01/01/41 200,186
118,169 FGLMC 4 .000 01/01/41 119,628
123,639 FGLMC 3 .500 02/01/41 121,679
430,321 FGLMC 4 .000 02/01/41 434,577
143,933 FGLMC 4 .000 02/01/41 145,363
797,676 FGLMC 4 .000 04/01/41 807,527
141,319 FGLMC 4 .500 04/01/41 146,001
31,159 FGLMC 5 .000 04/01/41 32,831
124,537 FGLMC 4 .500 05/01/41 128,675
148,648 FGLMC 4 .500 06/01/41 153,570
344,720 FGLMC 3 .500 10/01/41 339,516
338,255 FGLMC 5 .000 10/01/41 356,320
500,236 FGLMC 3 .500 11/01/41 492,041
196,773 FGLMC 4 .500 12/01/41 203,262
1,680,303 FGLMC 3 .500 01/01/42 1,652,785
491,660 FGLMC 3 .500 02/01/42 483,608
560,889 FGLMC 3 .500 04/01/42 551,703
1,382,206 FGLMC 4 .000 05/01/42 1,399,197
4,384,280 FGLMC 4 .500 05/01/42 4,527,537
947,688 FGLMC 3 .500 07/01/42 932,462
202,810 FGLMC 3 .000 08/01/42 194,077
1,512,584 FGLMC 3 .000 10/01/42 1,447,437
1,049,260 FGLMC 3 .000 10/01/42 1,004,072
456,277 FGLMC 3 .500 12/01/42 448,803
1,589,036 FGLMC 2 .500 01/01/43 1,448,150
3,016,001 FGLMC 3 .000 01/01/43 2,885,480
4,477,268 FGLMC 3 .000 04/01/43 4,281,628
11,966,952 FGLMC 3 .000 04/01/43 11,444,048
1,308,441 FGLMC 3 .500 05/01/43 1,286,997
1,854,765 FGLMC 3 .000 08/01/43 1,772,948
1,351,787 FGLMC 3 .000 08/01/43 1,292,016
1,335,574 FGLMC 3 .500 08/01/43 1,313,686

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 584,568 FGLMC 4 .500% 10/01/43 $ 602,470
651,990 FGLMC 4 .000 11/01/43 657,230
1,218,621 FGLMC 3 .500 02/01/44 1,198,653
996,912 FGLMC 4 .000 02/01/44 1,004,925
7,640,931 FGLMC 4 .000 02/01/44 7,702,345
445,299 FGLMC 4 .000 04/01/44 448,878
534,722 FGLMC 4 .500 05/01/44 549,786
1,001,057 FGLMC 4 .000 06/01/44 1,009,082
1,533,264 FGLMC 4 .000 08/01/44 1,545,559
1,140,553 FGLMC 3 .500 09/01/44 1,121,885
1,597,699 FGLMC 3 .500 11/01/44 1,570,240
2,132,402 FGLMC 3 .500 12/01/44 2,088,703
1,289,253 FGLMC 3 .500 01/01/45 1,271,998
2,687,218 FGLMC 3 .000 02/01/45 2,559,275
3,282,849 FGLMC 3 .500 03/01/45 3,222,311
2,022,405 FGLMC 4 .000 03/01/45 2,038,612
1,297,374 FGLMC 3 .000 04/01/45 1,234,510
2,671,453 FGLMC 3 .500 04/01/45 2,616,673
7,260,961 FGLMC 3 .500 07/01/45 7,117,976
5,319,753 FGLMC 4 .500 07/01/45 5,483,031
15,091,739 FGLMC 3 .000 08/01/45 14,404,991
11,721,736 FGLMC 3 .500 10/01/45 11,490,895
2,158,961 FGLMC 4 .000 11/01/45 2,175,893
4,007,612 FGLMC 3 .500 12/01/45 3,922,172
9,438,754 FGLMC 3 .000 03/01/46 8,930,648
2,992,955 FGLMC 3 .500 03/01/46 2,929,153
1,552,287 FGLMC 4 .000 03/01/46 1,564,731
6,863,591 FGLMC 3 .000 04/01/46 6,512,696
6,879,306 FGLMC 3 .500 05/01/46 6,787,152
5,497,924 FGLMC 3 .500 08/01/46 5,399,538
10,296,412 FGLMC 3 .000 09/01/46 9,792,192
4,303,651 FGLMC 4 .000 09/01/46 4,333,728
3,710,612 FGLMC 3 .000 11/01/46 3,509,355
12,970,426 FGLMC 3 .000 11/01/46 12,244,376
4,483,590 FGLMC 3 .000 11/01/46 4,248,723
2,651,372 FGLMC 3 .000 12/01/46 2,510,296
3,442,491 FGLMC 3 .500 12/01/46 3,369,089
6,183,154 FGLMC 3 .000 02/01/47 5,852,820
2,038,617 FGLMC 3 .500 02/01/47 1,998,922
1,715,966 FGLMC 4 .000 02/01/47 1,725,831
2,945,809 FGLMC 3 .500 05/01/47 2,882,947
2,244,425 FGLMC 3 .000 08/01/47 2,129,451
2,899,682 FGLMC 3 .000 11/01/47 2,728,018
4,512,297 FGLMC 3 .000 12/01/47 4,249,556
14,034,482 FGLMC 3 .000 01/01/48 13,273,334
4,887,604 FGLMC 3 .000 02/01/48 4,599,833
3,674,204 FGLMC 3 .500 03/01/48 3,595,632
3,108,296 FGLMC 3 .500 05/01/48 3,036,274
2,445,309 FGLMC 4 .000 05/01/48 2,455,846
3,327,500 FGLMC 3 .500 07/01/48 3,245,595
3,581,422 FGLMC 4 .000 07/01/48 3,588,000
6,597,817 FGLMC 4 .000 08/01/48 6,609,934
1,291,435 FGLMC 4 .500 09/01/48 1,301,445
5,203,202 FGLMC 4 .000 10/01/48 5,205,752
3,148,583 FGLMC 4 .500 12/01/48 3,174,907
1,705,568 FGLMC 4 .500 02/01/49 1,722,699
4,291,486 FGLMC 3 .500 05/01/49 4,174,061
83 Federal National Mortgage Association (FNMA) 5 .500 10/01/22 83
113 FNMA 6 .000 10/01/22 113
29 FNMA 5 .000 03/01/23 29

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,086 FNMA 4 .500% 06/01/23 $ 2,132
315 FNMA 5 .000 06/01/23 323
530 FNMA 5 .500 06/01/23 550
392 FNMA 5 .000 07/01/23 402
5,143 FNMA 5 .000 07/01/23 5,277
520 FNMA 5 .500 08/01/23 522
1,393 FNMA 5 .000 11/01/23 1,423
1 FNMA 5 .500 11/01/23 1
73 FNMA 5 .500 01/01/24 74
1,787 FNMA 5 .500 02/01/24 1,855
7,623 FNMA 4 .000 03/01/24 7,705
647 FNMA 4 .500 04/01/24 662
9,919 FNMA 4 .000 05/01/24 10,025
31,651 FNMA 4 .000 05/01/24 31,992
892 FNMA 4 .000 06/01/24 901
1,130 FNMA 4 .500 07/01/24 1,155
1,306 FNMA 5 .500 07/01/24 1,356
27 FNMA 8 .000 07/01/24 28
6,653 FNMA 4 .500 08/01/24 6,820
26,442 FNMA 4 .000 09/01/24 26,727
5,934 FNMA 4 .000 09/01/24 5,998
2,639 FNMA 4 .500 09/01/24 2,698
68,123 FNMA 4 .500 10/01/24 69,650
4,176 FNMA 5 .000 01/01/25 4,269
5,014 FNMA 4 .500 02/01/25 5,126
34,379 FNMA 4 .500 03/01/25 35,150
455 FNMA 4 .500 03/01/25 465
19,030 FNMA 5 .000 03/01/25 19,454
10,347 FNMA 4 .500 04/01/25 10,579
26,847 FNMA 4 .500 04/01/25 27,449
139,203 FNMA 4 .000 05/01/25 140,701
57,543 FNMA 4 .000 06/01/25 58,162
28,996 FNMA 4 .500 06/01/25 29,646
16,748 FNMA 4 .000 08/01/25 16,928
8,774 FNMA 5 .500 08/01/25 9,206
53,550 FNMA 3 .500 09/01/25 53,336
68,356 FNMA 4 .000 09/01/25 69,092
129,694 FNMA 3 .500 10/01/25 129,268
106,104 FNMA 3 .500 10/01/25 105,726
48,604 FNMA 5 .000 10/01/25 49,656
78,677 FNMA 4 .000 11/01/25 79,670
110,407 FNMA 3 .500 12/01/25 110,059
529,134 FNMA 3 .500 02/01/26 527,241
84,961 FNMA 3 .500 02/01/26 84,648
27,567 FNMA 4 .000 03/01/26 27,874
74,698 FNMA 4 .000 06/01/26 75,502
76,901 FNMA 3 .500 08/01/26 76,737
59,420 FNMA 3 .500 09/01/26 59,340
31,797 FNMA 4 .000 09/01/26 32,159
108,022 FNMA 3 .500 10/01/26 107,878
2,266 FNMA 6 .000 10/01/26 2,381
144,541 FNMA 3 .000 11/01/26 143,959
125,491 FNMA 3 .000 12/01/26 125,081
343,016 FNMA 3 .000 01/01/27 341,426
315,882 FNMA 4 .000 01/01/27 319,280
248,802 FNMA 3 .500 02/01/27 249,067
447,364 FNMA 3 .000 04/01/27 445,898
274,897 FNMA 3 .000 04/01/27 273,495
164,992 FNMA 3 .500 05/01/27 165,169
190,785 FNMA 2 .500 06/01/27 188,089

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 576,327 FNMA 3 .000% 06/01/27 $ 574,438
212,505 FNMA 2 .500 07/01/27 209,502
480,174 FNMA 2 .500 09/01/27 473,384
6,628 FNMA 5 .500 09/01/27 6,885
764,065 FNMA 2 .500 10/01/27 753,263
501,192 FNMA 3 .000 11/01/27 499,556
1,030 FNMA 5 .500 01/01/28 1,070
2,010,459 FNMA 2 .500 02/01/28 1,982,003
1,589,862 FNMA 2 .500 02/01/28 1,567,361
798 FNMA 5 .000 02/01/28 820
1,185,829 FNMA 2 .500 04/01/28 1,169,032
1,688,724 FNMA 2 .500 04/01/28 1,663,316
4,798 FNMA 5 .500 06/01/28 4,987
487,744 FNMA 2 .500 07/01/28 480,831
994,334 FNMA 2 .500 08/01/28 980,237
1,163,253 FNMA 3 .000 10/01/28 1,159,429
760 FNMA 5 .500 11/01/28 792
5 FNMA 7 .500 01/01/29 5
1,607,847 FNMA 3 .000 03/01/29 1,602,558
6,565 FNMA 4 .000 03/01/29 6,674
6,062,071 FNMA 3 .000 04/01/29 6,042,137
23,762 FNMA 4 .500 04/01/29 23,996
17,087 FNMA 4 .000 05/01/29 17,373
9,020 FNMA 4 .500 06/01/29 9,108
3,269 FNMA 4 .000 07/01/29 3,324
63,179 FNMA 4 .500 08/01/29 63,799
7,644,224 FNMA 3 .500 09/01/29 7,661,538
12,091 FNMA 4 .500 09/01/29 12,209
12,282 FNMA 4 .500 11/01/29 12,343
3,544 FNMA 4 .500 01/01/30 3,588
879,899 FNMA 2 .500 02/01/30 863,062
7,777 FNMA 4 .000 03/01/30 7,907
3,478 FNMA 4 .500 05/01/30 3,521
4,926 FNMA 4 .500 06/01/30 4,987
2,198,148 FNMA 3 .000 07/01/30 2,190,904
45,231 FNMA 4 .500 08/01/30 45,788
10,156 FNMA 4 .000 09/01/30 10,327
66,625 FNMA 4 .000 10/01/30 67,742
562,549 FNMA 4 .000 11/01/30 572,016
104,906 FNMA 4 .000 11/01/30 106,670
22,910 FNMA 4 .500 12/01/30 23,305
1,956,170 FNMA 3 .000 02/01/31 1,949,719
31,553 FNMA 3 .500 02/01/31 31,554
35,185 FNMA 4 .000 02/01/31 35,778
399 FNMA 7 .500 03/01/31 434
2,309,142 FNMA 2 .500 04/01/31 2,264,884
95,734 FNMA 3 .500 04/01/31 95,877
11,395 FNMA 4 .000 04/01/31 11,587
2,241,235 FNMA 3 .000 05/01/31 2,233,849
1,140 FNMA 6 .000 05/01/31 1,240
2,605,078 FNMA 2 .500 06/01/31 2,555,135
543,466 FNMA 4 .500 07/01/31 560,738
59,260 FNMA 4 .500 07/01/31 60,284
342,241 FNMA 4 .000 08/01/31 348,006
3,415,148 FNMA 2 .500 09/01/31 3,349,663
1,770,225 FNMA 3 .000 09/01/31 1,764,388
21,471 FNMA 4 .000 09/01/31 21,833
263 FNMA 6 .500 09/01/31 276
12,602 FNMA 6 .000 11/01/31 13,745
1,707 FNMA 6 .500 11/01/31 1,836

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,634,280 FNMA 2 .500% 12/01/31 $ 3,564,584
612,856 FNMA 3 .500 01/01/32 612,871
4,003 FNMA 6 .000 01/01/32 4,367
327 FNMA 6 .000 01/01/32 343
251,866 FNMA 3 .500 02/01/32 251,872
2,974 FNMA 6 .000 02/01/32 3,214
2,324,820 FNMA 3 .000 03/01/32 2,304,275
13,245 FNMA 6 .500 04/01/32 14,267
8,142,044 FNMA 3 .000 06/01/32 8,070,080
24,698 FNMA 6 .500 07/01/32 26,200
4,993 FNMA 6 .500 08/01/32 5,376
284,389 FNMA 3 .000 09/01/32 279,658
4,495 FNMA 7 .500 09/01/32 4,534
853,776 FNMA 3 .000 10/01/32 832,783
25,064 FNMA 5 .500 10/01/32 26,530
6,118 FNMA 6 .000 11/01/32 6,662
5,249,042 FNMA 3 .000 12/01/32 5,202,626
6,324 FNMA 5 .500 12/01/32 6,664
384 FNMA 5 .500 12/01/32 399
10,790 FNMA 6 .000 12/01/32 11,587
56,877 FNMA 5 .500 01/01/33 60,357
141,364 FNMA 6 .000 01/01/33 154,122
51,592 FNMA 5 .000 02/01/33 54,159
1,432 FNMA 5 .000 02/01/33 1,463
628,981 FNMA 3 .000 04/01/33 617,734
731,253 FNMA 3 .500 04/01/33 731,272
2,992 FNMA 6 .000 04/01/33 3,245
3,612,053 FNMA 3 .500 05/01/33 3,616,052
374,379 FNMA 5 .500 05/01/33 399,650
21,735 FNMA 5 .000 06/01/33 22,836
41,219 FNMA 5 .500 06/01/33 43,885
6,491 FNMA 4 .500 07/01/33 6,577
28,239 FNMA 5 .000 07/01/33 29,678
37,867 FNMA 4 .500 08/01/33 38,491
3,507 FNMA 4 .500 08/01/33 3,553
8,297 FNMA 5 .000 08/01/33 8,725
21,852 FNMA 5 .500 09/01/33 22,711
59,637 FNMA 5 .500 09/01/33 62,016
6,282 FNMA 6 .000 09/01/33 6,638
58,762 FNMA 4 .500 10/01/33 60,463
10,744 FNMA 5 .000 10/01/33 11,295
5,024 FNMA 5 .000 10/01/33 5,143
98,410 FNMA 5 .500 10/01/33 103,093
210,577 FNMA 5 .500 10/01/33 223,580
2,846 FNMA 4 .500 11/01/33 2,926
12,182 FNMA 5 .000 11/01/33 12,805
816,035 FNMA 5 .000 11/01/33 857,796
90,965 FNMA 5 .000 12/01/33 95,588
108,872 FNMA 5 .500 12/01/33 115,548
1,188,165 FNMA 3 .000 01/01/34 1,164,501
36,795 FNMA 5 .000 02/01/34 37,925
160,481 FNMA 6 .000 02/01/34 171,816
9,167 FNMA 5 .000 03/01/34 9,634
3,698 FNMA 5 .000 03/01/34 3,886
217,861 FNMA 5 .000 03/01/34 228,967
4,752 FNMA 5 .000 03/01/34 4,994
10,686 FNMA 5 .000 03/01/34 11,022
3,183 FNMA 5 .000 03/01/34 3,345
28,619 FNMA 5 .000 04/01/34 30,096
32,969 FNMA 5 .500 04/01/34 34,304

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,882 FNMA 4 .500% 05/01/34 $ 7,028
16,051 FNMA 4 .500 05/01/34 16,437
7,677 FNMA 5 .500 07/01/34 8,226
11,729 FNMA 5 .500 07/01/34 12,568
11,356 FNMA 7 .000 07/01/34 12,129
86,292 FNMA 5 .000 08/01/34 90,737
9,540 FNMA 5 .000 08/01/34 10,028
52,134 FNMA 6 .000 08/01/34 56,465
9,214 FNMA 6 .000 08/01/34 10,041
9,440,052 FNMA 3 .500 09/01/34 9,399,804
184,804 FNMA 5 .500 09/01/34 198,009
6,922,107 FNMA 2 .500 11/01/34 6,652,260
1,679 FNMA 5 .500 11/01/34 1,798
8,519 FNMA 6 .000 11/01/34 8,956
10,002,278 FNMA 2 .500 12/01/34 9,612,327
14,352,638 FNMA 3 .000 12/01/34 14,145,907
2,720 FNMA 5 .000 12/01/34 2,859
1,683 FNMA 5 .500 12/01/34 1,803
6,712 FNMA 6 .000 12/01/34 7,080
257,405 FNMA 4 .500 01/01/35 264,843
20,891 FNMA 5 .500 01/01/35 21,869
7,888,907 FNMA 3 .500 02/01/35 7,872,836
546,297 FNMA 5 .500 02/01/35 585,260
24,177 FNMA 5 .500 02/01/35 25,907
6,368,207 FNMA 2 .500 03/01/35 6,096,294
72,202 FNMA 5 .500 04/01/35 75,064
23,299 FNMA 6 .000 04/01/35 25,077
22,518 FNMA 6 .000 04/01/35 24,032
8,147,252 FNMA 2 .500 05/01/35 7,799,341
7,356,829 FNMA 3 .000 05/01/35 7,223,612
32,756 FNMA 6 .000 05/01/35 35,439
9,014 FNMA 5 .000 06/01/35 9,477
1,435 i FNMA LIBOR 12 M + 1.570% 2 .119 07/01/35 1,429
27,788 FNMA 5 .000 07/01/35 29,209
2,271,722 FNMA 3 .000 08/01/35 2,231,176
55,765 FNMA 4 .500 08/01/35 57,347
61,484 FNMA 5 .000 08/01/35 64,652
40,302 FNMA 5 .000 08/01/35 42,387
2,048 FNMA 4 .500 09/01/35 2,102
2,604 FNMA 4 .500 09/01/35 2,680
6,762 FNMA 5 .500 09/01/35 7,245
8,183,179 FNMA 2 .500 10/01/35 7,833,660
20,013 FNMA 5 .000 10/01/35 20,461
80,222 FNMA 5 .500 10/01/35 84,823
18,138,057 FNMA 1 .500 11/01/35 16,518,642
16,937,030 FNMA 2 .000 11/01/35 15,827,193
8,732,930 FNMA 2 .500 11/01/35 8,359,939
50,552 FNMA 5 .500 11/01/35 53,534
6,866,198 FNMA 2 .000 12/01/35 6,416,345
23,983,440 FNMA 1 .500 01/01/36 21,834,965
2,881,989 FNMA 3 .500 01/01/36 2,874,963
29,675 i FNMA LIBOR 12 M + 1.535% 1 .941 02/01/36 29,530
188,151 FNMA 5 .000 02/01/36 198,030
16,339,747 FNMA 1 .500 03/01/36 14,880,642
80,465,457 FNMA 2 .000 03/01/36 75,191,550
76,080 FNMA 6 .000 03/01/36 83,438
8,448,713 FNMA 1 .500 04/01/36 7,694,064
8,874,098 FNMA 1 .000 05/01/36 7,910,134
25,839,424 FNMA 1 .500 05/01/36 23,531,359
46,146,513 FNMA 2 .000 05/01/36 43,122,022

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 973,051 FNMA 3 .500% 05/01/36 $ 970,679
1,333 FNMA 5 .000 05/01/36 1,402
132,919 FNMA 6 .000 06/01/36 145,586
15,941 i FNMA LIBOR 12 M + 1.595% 1 .845 07/01/36 15,857
17,373,318 FNMA 2 .000 07/01/36 16,234,399
8,412 FNMA 6 .000 07/01/36 8,991
36,199 FNMA 6 .500 07/01/36 38,324
7,248,027 FNMA 3 .000 08/01/36 7,118,651
50,057 FNMA 5 .500 08/01/36 52,022
86,609 FNMA 6 .500 08/01/36 93,069
13,751,200 FNMA 1 .500 09/01/36 12,518,580
17,933,974 FNMA 2 .000 09/01/36 16,758,241
17,360,488 FNMA 2 .500 09/01/36 16,597,214
1,191,418 FNMA 3 .000 09/01/36 1,170,144
6,934 FNMA 5 .500 09/01/36 7,429
2,514 FNMA 6 .500 09/01/36 2,693
8,639 FNMA 6 .500 09/01/36 9,300
10,958 FNMA 6 .000 10/01/36 12,011
28,267,340 FNMA 1 .500 11/01/36 25,732,914
18,609,286 FNMA 2 .000 11/01/36 17,388,873
2,616,594 FNMA 3 .000 11/01/36 2,558,598
5,668 FNMA 6 .500 11/01/36 6,059
33,901 FNMA 6 .000 12/01/36 37,152
11,985,520 FNMA 1 .500 01/01/37 10,910,979
11,906,839 FNMA 2 .000 01/01/37 11,125,978
6,279 i FNMA LIBOR 12 M + 1.754% 2 .089 01/01/37 6,255
13,545 FNMA 5 .500 01/01/37 14,447
4,826,706 FNMA 1 .500 02/01/37 4,394,107
590 i FNMA LIBOR 6 M + 1.460% 1 .786 02/01/37 597
101,533 FNMA 5 .500 02/01/37 107,360
5,676 FNMA 6 .000 02/01/37 6,214
11,055 FNMA 7 .000 02/01/37 11,875
38,728,466 FNMA 2 .000 03/01/37 36,188,619
2,381 i FNMA LIBOR 12 M + 1.808% 2 .362 03/01/37 2,371
934 FNMA 5 .000 03/01/37 981
35,520 FNMA 6 .500 03/01/37 38,795
42,475 FNMA 6 .500 03/01/37 45,940
9,787,556 FNMA 2 .500 04/01/37 9,356,512
23,425 FNMA 7 .000 04/01/37 25,501
41,345 FNMA 5 .000 05/01/37 43,415
1,380 FNMA 7 .000 05/01/37 1,423
5,738 i FNMA LIBOR 12 M + 1.782% 2 .082 06/01/37 5,716
7,035 FNMA 5 .500 06/01/37 7,501
10,017 FNMA 5 .500 08/01/37 10,740
5,119 FNMA 6 .000 08/01/37 5,606
13,935 FNMA 5 .500 09/01/37 14,487
17,940 FNMA 6 .000 09/01/37 19,323
31,664 FNMA 6 .000 09/01/37 34,368
73,282 FNMA 6 .000 09/01/37 79,319
20,991 FNMA 6 .000 09/01/37 22,986
61,083 FNMA 6 .000 09/01/37 65,786
12,149 FNMA 6 .500 09/01/37 12,746
3,984 FNMA 6 .500 09/01/37 4,179
10,803 i FNMA DGS1 + 2.275% 2 .400 10/01/37 10,720
5,817 FNMA 6 .500 10/01/37 6,317
7,327,619 FNMA 3 .500 11/01/37 7,206,116
63,234 FNMA 5 .500 11/01/37 67,892
127,451 FNMA 6 .000 11/01/37 139,591
2,574 FNMA 7 .000 11/01/37 2,613
2,297,680 FNMA 3 .000 12/01/37 2,214,334

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,437,364 FNMA 4 .000% 01/01/38 $ 2,442,518
480 FNMA 6 .500 01/01/38 503
35,114 FNMA 5 .500 02/01/38 37,572
24,914 FNMA 6 .500 02/01/38 26,138
10,070 FNMA 7 .000 02/01/38 11,257
7,436 i FNMA LIBOR 12 M + 1.770% 2 .520 03/01/38 7,393
3,156 FNMA 5 .000 03/01/38 3,321
1,577 FNMA 5 .000 03/01/38 1,660
6,844 FNMA 5 .500 03/01/38 7,347
2,869 FNMA 6 .000 03/01/38 3,166
4,791 FNMA 6 .500 03/01/38 5,130
9,014 FNMA 6 .500 03/01/38 9,457
4,783 FNMA 6 .500 03/01/38 5,166
85,166 FNMA 5 .500 04/01/38 90,859
114,587 FNMA 6 .000 04/01/38 125,543
11,919 FNMA 4 .500 05/01/38 12,068
390,716 FNMA 5 .000 05/01/38 410,966
80,586 FNMA 5 .000 05/01/38 84,709
273,720 FNMA 6 .000 06/01/38 299,741
497,418 FNMA 6 .500 06/01/38 537,615
98,604 FNMA 6 .000 07/01/38 108,082
890 i FNMA LIBOR 12 M + 1.603% 1 .853 08/01/38 919
295,809 FNMA 6 .000 09/01/38 324,246
9,908 i FNMA LIBOR 12 M + 1.321% 1 .571 10/01/38 9,834
609 FNMA 6 .000 10/01/38 642
3,675 FNMA 5 .500 11/01/38 3,845
1,634 FNMA 5 .000 12/01/38 1,715
262,968 FNMA 5 .500 12/01/38 282,256
24,304 FNMA 4 .500 01/01/39 24,748
29,596 FNMA 5 .000 01/01/39 30,870
1,083,964 FNMA 5 .000 01/01/39 1,125,237
50,953 FNMA 5 .500 01/01/39 54,485
162,384 FNMA 5 .500 01/01/39 174,419
11,904 FNMA 6 .000 01/01/39 12,964
1,364 FNMA 6 .000 01/01/39 1,434
49,372 FNMA 4 .500 02/01/39 50,954
169,303 FNMA 4 .500 02/01/39 174,725
77,366 FNMA 4 .500 02/01/39 79,742
3,658 FNMA 5 .500 02/01/39 3,928
161,952 FNMA 4 .000 04/01/39 163,776
7,890 FNMA 5 .500 04/01/39 8,409
316,945 FNMA 4 .500 05/01/39 327,119
51,617 FNMA 4 .500 05/01/39 53,129
158,119 FNMA 4 .500 06/01/39 163,178
56,394 FNMA 4 .500 06/01/39 58,201
128,653 FNMA 5 .500 06/01/39 138,187
3,536 i FNMA LIBOR 12 M + 1.835% 2 .085 07/01/39 3,649
40,668 FNMA 4 .500 07/01/39 41,970
33,392 FNMA 4 .500 07/01/39 34,369
3,419 FNMA 5 .000 07/01/39 3,599
5,903 i FNMA LIBOR 12 M + 1.650% 1 .900 08/01/39 5,898
4,826 i FNMA LIBOR 12 M + 1.690% 1 .940 08/01/39 4,978
549,948 FNMA 4 .000 08/01/39 554,868
96,062 FNMA 4 .000 08/01/39 97,152
8,299 FNMA 4 .500 08/01/39 8,567
388,536 FNMA 4 .500 08/01/39 399,960
108,161 FNMA 4 .500 08/01/39 111,329
388,908 FNMA 5 .000 08/01/39 406,909
3,446 FNMA 5 .000 08/01/39 3,605
220,057 FNMA 4 .000 09/01/39 222,557

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 20,885 FNMA 5 .000% 09/01/39 $ 21,982
96,074 FNMA 5 .500 09/01/39 103,179
62,471 FNMA 6 .000 09/01/39 68,477
214,998 FNMA 6 .500 10/01/39 233,277
10,010 FNMA 5 .000 11/01/39 10,452
229,458 FNMA 4 .000 12/01/39 232,062
27,956 FNMA 4 .500 12/01/39 28,704
51,903 FNMA 4 .500 12/01/39 53,424
832,860 FNMA 4 .500 12/01/39 859,549
8,297 i FNMA LIBOR 12 M + 1.815% 2 .161 01/01/40 8,473
19,343 FNMA 4 .500 01/01/40 19,964
20,677 FNMA 5 .000 01/01/40 21,765
133,451 FNMA 6 .000 02/01/40 146,282
6,145,866 FNMA 2 .500 03/01/40 5,658,926
169,100 FNMA 4 .500 03/01/40 174,517
81,442 FNMA 4 .500 03/01/40 83,939
7,635 FNMA 5 .000 03/01/40 8,036
7,862,751 FNMA 2 .500 04/01/40 7,239,846
8,114,332 FNMA 3 .000 04/01/40 7,728,923
8,383 FNMA 4 .500 04/01/40 8,652
271,512 FNMA 5 .000 04/01/40 285,831
191,039 FNMA 5 .000 04/01/40 199,938
33,978 i FNMA LIBOR 12 M + 1.836% 2 .270 05/01/40 34,781
24,065 i FNMA LIBOR 12 M + 1.793% 2 .769 05/01/40 24,899
14,260 i FNMA LIBOR 12 M + 1.835% 3 .210 05/01/40 14,391
12,981 FNMA 4 .500 05/01/40 13,328
7,140,760 FNMA 2 .500 06/01/40 6,559,523
17,174 FNMA 4 .500 07/01/40 17,702
19,417 FNMA 4 .500 07/01/40 20,039
25,005 FNMA 5 .000 07/01/40 26,325
155,335 FNMA 4 .500 08/01/40 160,294
226,426 FNMA 4 .500 08/01/40 233,652
162,660 FNMA 5 .000 08/01/40 170,461
356,986 FNMA 4 .500 09/01/40 368,472
165,012 FNMA 4 .500 09/01/40 170,297
375,819 FNMA 6 .000 09/01/40 411,851
55,410 FNMA 3 .500 10/01/40 54,525
238,088 FNMA 4 .000 10/01/40 240,796
491,042 FNMA 4 .000 10/01/40 495,428
413,011 FNMA 4 .500 10/01/40 426,271
472,580 FNMA 3 .500 11/01/40 465,022
493,972 FNMA 4 .000 11/01/40 499,592
543,230 FNMA 4 .000 11/01/40 549,397
301,740 FNMA 4 .000 11/01/40 304,446
61,181 FNMA 4 .500 11/01/40 63,147
15,272,344 FNMA 2 .000 12/01/40 13,655,719
24,809 i FNMA LIBOR 12 M + 1.823% 2 .073 12/01/40 24,685
159,103 FNMA 4 .000 12/01/40 160,914
1,366,319 FNMA 4 .500 12/01/40 1,410,075
15,654 FNMA 3 .500 01/01/41 15,403
5,133,598 FNMA 1 .500 02/01/41 4,341,617
12,558,267 FNMA 2 .000 02/01/41 11,227,585
20,285 i FNMA LIBOR 12 M + 1.820% 2 .187 02/01/41 20,711
73,252 FNMA 3 .500 02/01/41 72,082
456,532 FNMA 4 .000 02/01/41 461,719
450,545 FNMA 4 .000 03/01/41 455,680
17,562,263 FNMA 2 .000 04/01/41 15,701,219
333,763 FNMA 4 .500 04/01/41 344,463
368,055 FNMA 4 .500 05/01/41 379,848
89,197 FNMA 4 .500 05/01/41 92,059

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 212,502 FNMA 4 .500% 06/01/41 $ 218,755
43,426 i FNMA LIBOR 12 M + 1.781% 2 .498 07/01/41 44,775
286,571 FNMA 4 .500 07/01/41 295,790
13,727,512 FNMA 2 .000 08/01/41 12,271,562
23,589,155 FNMA 1 .500 09/01/41 20,151,673
4,659,178 FNMA 2 .000 09/01/41 4,165,014
652,993 FNMA 4 .000 09/01/41 658,844
393,106 FNMA 4 .500 09/01/41 404,669
167,936 FNMA 5 .500 09/01/41 180,350
14,250,637 FNMA 1 .500 10/01/41 12,207,353
9,404,020 FNMA 2 .000 10/01/41 8,406,596
26,659 i FNMA LIBOR 12 M + 1.815% 2 .065 10/01/41 27,076
14,317,545 FNMA 2 .000 11/01/41 12,798,952
263,385 FNMA 3 .500 11/01/41 258,907
216,198 FNMA 3 .500 11/01/41 212,500
108,115 i FNMA LIBOR 12 M + 1.750% 2 .000 12/01/41 110,500
9,835,561 FNMA 3 .500 12/01/41 9,665,927
1,592,323 FNMA 3 .500 12/01/41 1,565,413
275,881 FNMA 4 .000 12/01/41 278,356
14,437,910 FNMA 2 .500 01/01/42 13,287,707
737,816 FNMA 3 .500 03/01/42 725,044
493,519 FNMA 4 .000 03/01/42 499,113
1,802,453 FNMA 3 .500 04/01/42 1,771,247
704,612 FNMA 3 .500 04/01/42 694,221
646,932 FNMA 4 .500 04/01/42 667,687
670,384 FNMA 5 .000 04/01/42 705,705
456,004 FNMA 4 .000 05/01/42 461,176
497,140 FNMA 5 .000 05/01/42 522,880
556,568 FNMA 3 .000 06/01/42 532,115
2,114,325 FNMA 3 .500 06/01/42 2,077,740
1,729,616 FNMA 4 .000 06/01/42 1,749,328
1,233,682 FNMA 4 .000 06/01/42 1,247,774
3,142,731 FNMA 3 .500 07/01/42 3,088,336
675,549 FNMA 4 .500 07/01/42 695,444
721,229 FNMA 3 .500 08/01/42 708,744
1,158,511 FNMA 3 .000 09/01/42 1,107,647
1,462,158 FNMA 3 .500 09/01/42 1,436,843
7,524,192 FNMA 4 .500 09/01/42 7,765,061
2,713,324 FNMA 3 .000 10/01/42 2,594,163
676,088 FNMA 3 .500 10/01/42 664,386
1,258,780 FNMA 2 .500 01/01/43 1,146,110
3,843,759 FNMA 3 .000 01/01/43 3,673,197
4,582,155 FNMA 3 .000 02/01/43 4,379,554
8,718,388 FNMA 3 .000 04/01/43 8,330,039
12,455,490 FNMA 3 .000 04/01/43 11,899,368
1,069,098 FNMA 3 .000 04/01/43 1,021,694
2,989,264 FNMA 3 .000 04/01/43 2,856,410
2,946,701 FNMA 3 .000 06/01/43 2,814,564
65,012 i FNMA LIBOR 12 M + 1.695% 3 .079 06/01/43 66,730
23,853 i FNMA LIBOR 12 M + 1.550% 1 .800 07/01/43 24,141
2,774,347 FNMA 3 .000 07/01/43 2,649,672
7,038,480 FNMA 3 .500 07/01/43 6,916,629
2,041,648 FNMA 3 .500 07/01/43 2,006,311
2,510,516 FNMA 3 .000 08/01/43 2,398,262
1,379,065 FNMA 4 .000 08/01/43 1,390,838
2,132,715 FNMA 3 .000 09/01/43 2,036,924
2,370,311 FNMA 3 .500 09/01/43 2,329,293
2,144,631 FNMA 3 .500 10/01/43 2,107,482
204,268 FNMA 4 .500 10/01/43 209,812
566,629 FNMA 4 .000 11/01/43 570,649

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,268,585 FNMA 4 .000% 11/01/43 $ 1,277,584
396,315 FNMA 4 .500 12/01/43 408,087
1,297,539 FNMA 4 .500 12/01/43 1,329,571
1,473,461 FNMA 4 .000 01/01/44 1,483,914
20,863,868 FNMA 4 .000 03/01/44 20,984,057
902,686 FNMA 4 .000 05/01/44 909,042
900,235 FNMA 4 .000 07/01/44 906,581
912,122 FNMA 4 .000 07/01/44 916,744
656,882 FNMA 3 .500 09/01/44 645,574
848,601 FNMA 4 .000 09/01/44 854,567
2,121,312 FNMA 3 .500 10/01/44 2,084,810
5,762,182 FNMA 5 .000 11/01/44 6,065,812
876,063 FNMA 4 .000 12/01/44 882,226
2,101,608 FNMA 3 .000 01/01/45 2,005,851
7,195,604 FNMA 3 .000 01/01/45 6,875,037
8,765,255 FNMA 3 .500 01/01/45 8,614,177
3,451,973 FNMA 3 .500 02/01/45 3,384,068
2,278,782 FNMA 3 .000 04/01/45 2,165,980
3,075,728 FNMA 3 .500 05/01/45 3,011,428
3,509,470 FNMA 3 .500 07/01/45 3,435,958
4,018,529 FNMA 4 .000 07/01/45 4,046,811
11,281,508 FNMA 3 .500 09/01/45 11,086,860
5,273,731 FNMA 3 .000 11/01/45 5,013,211
2,235,355 FNMA 3 .500 11/01/45 2,185,891
6,747,931 FNMA 4 .000 11/01/45 6,795,471
1,844,887 FNMA 3 .500 12/01/45 1,804,110
3,083,019 FNMA 3 .500 12/01/45 3,014,847
6,313,214 FNMA 3 .500 12/01/45 6,173,550
8,740,345 FNMA 3 .500 01/01/46 8,511,382
1,701,331 FNMA 3 .500 02/01/46 1,663,671
4,621,399 FNMA 3 .500 04/01/46 4,526,906
2,684,062 FNMA 4 .500 05/01/46 2,739,086
2,333,130 FNMA 3 .000 06/01/46 2,211,430
3,602,053 FNMA 3 .500 07/01/46 3,522,322
6,196,170 FNMA 3 .500 08/01/46 6,089,273
3,426,135 FNMA 4 .000 08/01/46 3,447,464
3,637,712 FNMA 3 .000 09/01/46 3,445,130
4,481,818 FNMA 3 .000 10/01/46 4,244,487
23,333,417 FNMA 3 .000 11/01/46 22,088,107
2,115,908 FNMA 3 .500 12/01/46 2,069,071
27,697,168 FNMA 3 .000 01/01/47 26,212,393
3,476,622 FNMA 3 .000 02/01/47 3,289,559
2,424,329 FNMA 4 .000 02/01/47 2,435,911
4,933,496 FNMA 3 .000 03/01/47 4,667,008
3,027,402 FNMA 3 .500 03/01/47 2,959,910
717,480 FNMA 4 .000 03/01/47 720,909
545,965 FNMA 4 .500 03/01/47 555,893
4,414,547 FNMA 3 .000 04/01/47 4,199,358
6,923,455 FNMA 3 .000 04/01/47 6,557,893
4,019,245 FNMA 3 .500 04/01/47 3,946,381
2,018,643 FNMA 3 .500 05/01/47 1,982,473
4,008,258 FNMA 3 .500 07/01/47 3,939,086
15,711,724 FNMA 4 .000 07/01/47 15,755,313
20,609,807 FNMA 3 .500 11/01/47 20,154,165
1,561,640 FNMA 4 .500 11/01/47 1,589,167
2,041,248 FNMA 3 .500 01/01/48 1,995,012
7,566,794 FNMA 4 .000 01/01/48 7,622,288
1,174,359 FNMA 3 .000 02/01/48 1,105,229
1,674,931 FNMA 3 .500 02/01/48 1,637,443
11,639,171 FNMA 3 .500 04/01/48 11,404,030

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,417,688 FNMA 4 .000% 04/01/48 $ 2,419,617
209,326 FNMA 4 .500 04/01/48 212,061
3,566,032 FNMA 3 .500 06/01/48 3,483,201
6,236,347 FNMA 4 .000 07/01/48 6,228,725
4,097,650 FNMA 4 .500 07/01/48 4,125,807
2,317,467 FNMA 4 .000 08/01/48 2,313,541
1,715,463 FNMA 4 .000 10/01/48 1,716,975
2,413,406 FNMA 4 .500 10/01/48 2,434,950
18,334,677 FNMA 3 .000 11/01/48 17,357,354
4,649,184 FNMA 4 .000 11/01/48 4,648,826
1,715,120 FNMA 4 .500 11/01/48 1,727,511
1,718,186 FNMA 4 .000 12/01/48 1,716,539
1,488,896 FNMA 4 .500 01/01/49 1,497,488
4,099,099 FNMA 4 .500 02/01/49 4,127,523
5,111,267 FNMA 4 .000 04/01/49 5,113,425
5,143,641 FNMA 5 .000 04/01/49 5,320,458
5,513,871 FNMA 3 .500 07/01/49 5,356,377
20,782,591 FNMA 3 .500 08/01/49 20,213,021
3,384,192 FNMA 4 .000 08/01/49 3,369,884
11,798,647 FNMA 3 .000 09/01/49 11,024,936
14,580,765 FNMA 3 .000 12/01/49 13,720,033
6,775,519 FNMA 3 .000 12/01/49 6,330,727
12,798,104 FNMA 3 .000 12/01/49 11,929,197
25,849,444 FNMA 3 .000 02/01/50 24,331,653
12,254,980 FNMA 3 .500 02/01/50 11,908,579
16,089,536 FNMA 3 .000 03/01/50 15,006,075
23,327,299 FNMA 3 .000 05/01/50 21,789,564
12,923,148 FNMA 3 .000 06/01/50 12,062,170
11,063,947 FNMA 4 .000 06/01/50 10,994,243
12,701,873 FNMA 4 .000 08/01/50 12,597,257
33,136,501 FNMA 2 .500 09/01/50 29,900,733
178,560,588 FNMA 2 .500 10/01/50 161,061,910
21,835,630 FNMA 1 .500 11/01/50 18,174,734
107,835,732 FNMA 2 .000 11/01/50 94,030,147
16,028,650 FNMA 2 .500 11/01/50 14,457,180
61,518,245 FNMA 1 .500 12/01/50 51,191,090
114,445,367 FNMA 2 .000 12/01/50 99,788,872
10,382,046 FNMA 2 .500 12/01/50 9,362,259
86,813,566 FNMA 2 .000 01/01/51 75,696,549
8,991,179 FNMA 1 .500 02/01/51 7,480,155
8,257,060 FNMA 2 .000 02/01/51 7,200,573
105,449,396 FNMA 2 .500 02/01/51 95,035,974
54,245,516 FNMA 1 .500 03/01/51 45,128,497
117,886,082 FNMA 2 .000 03/01/51 102,823,291
23,452,170 FNMA 1 .500 04/01/51 19,511,260
142,249,150 FNMA 2 .000 04/01/51 123,648,586
32,529,953 FNMA 2 .500 04/01/51 29,317,028
90,601,495 FNMA 2 .000 05/01/51 78,716,328
87,077,447 FNMA 2 .000 06/01/51 75,942,421
52,002,112 FNMA 2 .500 06/01/51 46,959,335
55,599,954 FNMA 2 .000 07/01/51 48,487,052
85,056,181 FNMA 2 .000 08/01/51 74,055,884
105,396,650 FNMA 2 .500 08/01/51 94,973,079
47,282,873 FNMA 2 .000 09/01/51 41,185,461
45,918,135 FNMA 2 .500 09/01/51 41,375,064
91,506,290 FNMA 2 .000 11/01/51 79,640,498
47,441,000 FNMA 2 .500 11/01/51 42,745,494
96,979,298 FNMA 2 .000 12/01/51 84,402,836
77,931,381 FNMA 2 .000 12/01/51 67,731,431
86,455,571 FNMA 2 .500 12/01/51 77,896,204

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 96,971,490 FNMA 2 .500% 01/01/52 $ 87,370,266
105,841,817 FNMA 3 .000 01/01/52 98,825,698
63,751,169 FNMA 2 .000 02/01/52 55,410,200
19,075,119 FNMA 3 .500 02/01/52 18,367,551
93,125,185 FNMA 2 .500 03/01/52 83,824,148
9,772,493 FNMA 3 .500 03/01/52 9,409,794
37,201,100 FNMA 2 .000 04/01/52 32,332,829
9,856,212 FNMA 3 .500 04/01/52 9,490,398
41,672,008 FNMA 2 .500 05/01/52 37,527,530
20,330,601 FNMA 3 .000 05/01/52 18,961,134
7,930,458 FNMA 3 .500 05/01/52 7,636,121
61,496,376 FNMA 4 .000 05/01/52 60,713,504
9,961,315 FNMA 2 .500 06/01/52 8,970,881
4,980,527 FNMA 3 .500 06/01/52 4,795,678
14,947,436 FNMA 4 .000 06/01/52 14,757,142
34,886,498 FNMA 4 .500 06/01/52 35,061,471
10,000,000 h FNMA 4 .000 07/01/52 9,874,175
10,000,000 FNMA 4 .500 07/01/52 10,050,156
25,000,000 h FNMA 5 .000 07/01/52 25,540,856
1,939,513 FNMA 3 .500 07/01/55 1,896,594
286 Government National Mortgage Association (GNMA) 4 .500 01/20/24 293
3,425 GNMA 4 .000 04/15/24 3,498
231 GNMA 4 .500 07/15/24 238
15,570 GNMA 4 .000 08/15/24 15,910
3,824 GNMA 4 .500 08/15/24 3,927
9,877 GNMA 4 .000 09/15/24 10,049
2,671 GNMA 4 .500 01/15/25 2,743
25,112 GNMA 4 .000 08/15/25 25,664
12,227 GNMA 3 .500 03/15/26 12,234
13,727 GNMA 4 .000 04/15/26 14,031
15,325 GNMA 4 .000 06/20/26 15,515
24,244 GNMA 3 .500 11/20/26 24,226
119,062 GNMA 3 .000 12/15/26 118,150
391,633 GNMA 2 .500 04/20/27 381,519
310,087 GNMA 2 .500 09/20/27 302,672
190 GNMA 6 .500 09/15/28 200
103 GNMA 6 .500 09/15/28 108
853 GNMA 6 .500 11/15/28 896
160 GNMA 7 .500 11/15/28 160
466,726 GNMA 3 .500 11/20/28 467,096
5,143 GNMA 8 .500 10/15/30 5,255
1,716 GNMA 8 .500 10/20/30 1,856
214 GNMA 8 .500 12/15/30 239
257 GNMA 7 .000 06/20/31 276
226 GNMA 7 .000 07/15/31 226
2,304,612 GNMA 3 .000 08/20/32 2,251,002
88,736 GNMA 6 .000 10/15/32 97,401
11,899 GNMA 5 .500 12/20/32 12,854
29,087 GNMA 5 .500 05/15/33 30,477
3,213 GNMA 5 .000 07/15/33 3,329
12,923 GNMA 5 .500 07/15/33 13,763
3,319 GNMA 5 .000 07/20/33 3,528
9,123 GNMA 5 .000 08/15/33 9,451
13,302 GNMA 5 .000 08/15/33 13,788
59,472 GNMA 5 .500 09/15/33 64,250
45,039 GNMA 6 .000 11/20/33 48,870
19,321 GNMA 5 .500 05/20/34 20,284
29,431 GNMA 6 .000 09/20/34 32,238
1,891 GNMA 5 .000 10/20/34 2,009
51,736 GNMA 5 .500 11/15/34 55,835

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 28,391 GNMA 6 .500% 01/15/35 $ 30,607
15,345 GNMA 5 .500 02/20/35 16,325
280,834 GNMA 5 .000 03/20/35 298,446
85,571 GNMA 5 .000 04/15/35 89,859
88,034 GNMA 5 .500 05/20/35 95,073
3,056 GNMA 5 .000 09/20/35 3,208
3,203 GNMA 5 .000 11/15/35 3,319
2,049 GNMA 5 .000 11/15/35 2,169
24,177 GNMA 5 .500 02/20/36 26,110
3,289 GNMA 5 .500 03/15/36 3,577
7,530 GNMA 5 .500 05/20/36 8,038
2,947 GNMA 6 .500 06/15/36 3,166
73,672 GNMA 5 .500 06/20/36 79,546
4,528 GNMA 5 .000 09/15/36 4,798
2,244 GNMA 6 .000 09/15/36 2,394
7,288 GNMA 6 .000 10/20/36 7,973
4,881 GNMA 5 .000 12/15/36 5,170
4,472 GNMA 6 .000 01/20/37 4,891
58,236 GNMA 5 .500 02/15/37 61,841
16,184 GNMA 6 .000 02/20/37 17,820
111,302 GNMA 6 .000 04/15/37 123,094
41,346 GNMA 6 .000 04/20/37 43,741
7,051 GNMA 6 .000 06/15/37 7,431
8,765 GNMA 6 .000 08/20/37 9,595
7,571 GNMA 6 .500 08/20/37 8,248
34,450 GNMA 6 .500 11/20/37 38,106
11,228 GNMA 6 .000 12/15/37 12,246
1,798 GNMA 5 .000 02/20/38 1,912
41,287 GNMA 5 .000 04/15/38 43,132
1,493 GNMA 5 .500 05/20/38 1,586
6,411 GNMA 5 .500 06/15/38 6,905
22,720 GNMA 6 .000 06/20/38 24,847
22,280 GNMA 5 .500 07/15/38 24,131
164,539 GNMA 5 .000 07/20/38 174,898
156,806 GNMA 5 .500 07/20/38 165,345
4,658 GNMA 5 .500 08/15/38 5,100
51,946 GNMA 6 .000 08/15/38 57,492
42,699 GNMA 6 .000 08/15/38 45,095
15,600 GNMA 6 .000 08/20/38 17,169
61,145 GNMA 6 .000 09/20/38 66,628
33,165 GNMA 5 .000 10/15/38 34,352
6,184 GNMA 5 .500 10/15/38 6,671
7,603 GNMA 6 .500 10/20/38 7,842
3,244 GNMA 6 .500 10/20/38 3,575
824 GNMA 5 .500 11/15/38 902
14,260 GNMA 6 .500 11/20/38 15,621
62,052 GNMA 6 .000 12/15/38 66,277
922 GNMA 6 .500 12/15/38 992
12,066 GNMA 5 .000 01/15/39 12,783
235,065 GNMA 4 .500 01/20/39 245,766
34,336 GNMA 6 .500 01/20/39 37,700
9,543 GNMA 5 .000 02/15/39 10,079
740 GNMA 6 .000 02/15/39 779
8,491 GNMA 4 .500 03/15/39 8,863
107,323 GNMA 4 .500 03/15/39 111,556
3,296 GNMA 4 .500 03/20/39 3,446
65,996 GNMA 5 .500 03/20/39 71,274
5,853 GNMA 4 .500 04/15/39 6,081
122,859 GNMA 5 .500 04/15/39 134,513
2,248 GNMA 5 .000 04/20/39 2,389

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 9,737 GNMA 4 .000% 05/15/39 $ 9,962
157,538 GNMA 4 .500 05/15/39 163,992
78,786 GNMA 5 .000 05/15/39 82,865
11,980 GNMA 4 .000 05/20/39 12,181
29,110 GNMA 4 .500 05/20/39 30,429
689,088 GNMA 5 .000 05/20/39 732,303
410,052 GNMA 4 .500 06/15/39 431,814
4,966 GNMA 4 .500 06/15/39 5,183
680,798 GNMA 5 .000 06/15/39 717,575
529,173 GNMA 5 .000 06/15/39 557,811
10,705 GNMA 5 .000 06/15/39 11,341
4,478 GNMA 5 .000 06/15/39 4,729
5,134 GNMA 5 .000 06/15/39 5,438
6,633 GNMA 4 .000 06/20/39 6,743
4,388 GNMA 5 .000 06/20/39 4,663
450,346 GNMA 4 .000 07/15/39 458,263
5,234 GNMA 4 .500 07/15/39 5,441
14,059 GNMA 4 .500 07/15/39 14,609
569,159 GNMA 4 .500 07/15/39 593,734
7,105 GNMA 5 .000 07/15/39 7,531
63,474 GNMA 4 .500 07/20/39 66,350
59,671 GNMA 5 .000 07/20/39 63,397
6,952 GNMA 5 .500 07/20/39 7,506
28,837 GNMA 4 .000 08/15/39 29,433
53,169 GNMA 5 .000 08/15/39 56,034
4,902 GNMA 5 .500 08/15/39 5,300
18,113 GNMA 6 .000 08/15/39 19,066
19,622 GNMA 4 .000 08/20/39 19,948
15,044 GNMA 5 .000 08/20/39 15,988
5,171 GNMA 5 .000 09/15/39 5,360
20,601 GNMA 5 .000 09/20/39 21,743
4,336 GNMA 4 .500 10/15/39 4,507
2,325 GNMA 5 .000 10/15/39 2,456
6,382 GNMA 4 .500 10/20/39 6,672
13,673 GNMA 4 .500 11/15/39 14,256
9,268 GNMA 4 .500 11/20/39 9,690
11,325 GNMA 5 .000 11/20/39 12,035
308,516 GNMA 4 .500 12/15/39 321,182
20,305 GNMA 4 .500 12/15/39 20,965
9,261 GNMA 4 .500 12/20/39 9,545
357,300 GNMA 5 .000 12/20/39 379,722
305,342 GNMA 4 .500 01/20/40 319,192
5,458 GNMA 5 .500 01/20/40 5,891
208,194 GNMA 5 .500 02/15/40 227,801
27,473 GNMA 4 .000 03/15/40 28,148
5,309 GNMA 5 .000 03/15/40 5,522
1,406 GNMA 4 .500 04/15/40 1,447
54,480 GNMA 5 .000 04/15/40 57,335
12,389 GNMA 4 .500 04/20/40 12,950
1,874 GNMA 4 .500 05/15/40 1,952
58,202 GNMA 5 .000 05/15/40 61,227
94,223 i GNMA DGS1 + 1.500% 1 .875 05/20/40 94,605
2,596 GNMA 4 .500 05/20/40 2,714
1,189,415 GNMA 4 .500 06/15/40 1,241,557
3,568 GNMA 4 .500 06/15/40 3,698
3,557 GNMA 4 .500 06/15/40 3,704
65,037 GNMA 5 .000 06/20/40 69,125
33,385 GNMA 4 .500 07/15/40 34,691
112,221 GNMA 4 .500 07/15/40 116,860
438,050 GNMA 4 .500 07/20/40 457,977

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 13,310 GNMA 5 .000% 07/20/40 $ 14,096
86,240 GNMA 4 .000 08/15/40 87,497
473,757 GNMA 4 .000 08/15/40 480,901
42,700 GNMA 4 .500 08/15/40 44,685
32,303 GNMA 4 .500 08/20/40 33,767
28,529 GNMA 4 .500 09/20/40 29,829
11,146 GNMA 5 .500 09/20/40 12,043
10,218 GNMA 6 .500 09/20/40 10,972
14,711 GNMA 4 .000 10/15/40 14,998
23,735 GNMA 6 .000 10/20/40 25,955
168,616 GNMA 4 .000 11/15/40 171,071
373,804 GNMA 4 .000 11/20/40 380,027
83,538 GNMA 3 .500 12/15/40 83,256
171,079 GNMA 5 .500 12/20/40 184,727
476,655 GNMA 4 .000 01/15/41 488,189
1,011,326 GNMA 4 .000 01/20/41 1,024,348
96,112 GNMA 4 .000 02/15/41 98,457
275,654 GNMA 4 .500 02/20/41 290,530
161,446 GNMA 4 .500 03/15/41 168,432
315,821 GNMA 4 .500 04/20/41 330,157
72,389 GNMA 5 .000 04/20/41 76,931
23,812 i GNMA DGS1 + 1.500% 1 .875 06/20/41 23,930
69,483 GNMA 4 .000 07/15/41 71,199
129,969 GNMA 4 .000 07/20/41 132,133
444,960 GNMA 4 .500 07/20/41 465,150
393,555 GNMA 5 .000 07/20/41 418,244
84,858 GNMA 4 .500 08/15/41 88,353
189,770 GNMA 5 .000 08/20/41 201,680
266,571 GNMA 4 .000 09/15/41 270,885
14,670 i GNMA DGS1 + 1.500% 1 .625 09/20/41 14,635
612,188 GNMA 4 .000 09/20/41 622,406
43,262 GNMA 4 .000 10/15/41 44,321
28,757 i GNMA DGS1 + 1.500% 1 .750 10/20/41 28,629
16,953 i GNMA DGS1 + 1.500% 1 .750 10/20/41 16,871
783,283 GNMA 4 .000 10/20/41 796,326
115,458 GNMA 5 .500 10/20/41 124,663
215,719 GNMA 3 .500 11/15/41 215,479
547,611 GNMA 4 .000 11/15/41 558,331
1,048,677 GNMA 4 .500 11/20/41 1,096,228
459,857 GNMA 5 .000 11/20/41 488,705
102,864 GNMA 6 .000 11/20/41 112,492
550,773 GNMA 3 .500 01/20/42 546,801
78,942 i GNMA DGS1 + 1.500% 2 .625 02/20/42 79,961
263,122 GNMA 3 .500 03/20/42 261,226
504,378 GNMA 4 .500 03/20/42 527,420
491,921 GNMA 3 .500 04/15/42 491,474
1,051,453 GNMA 3 .500 05/20/42 1,038,677
2,496,210 GNMA 3 .500 05/20/42 2,478,222
583,563 GNMA 4 .000 05/20/42 597,085
1,057,959 GNMA 3 .500 07/15/42 1,056,998
105,150 i GNMA DGS1 + 1.500% 1 .625 07/20/42 104,950
584,934 GNMA 3 .500 07/20/42 580,716
771,337 GNMA 3 .000 08/20/42 739,796
1,073,460 GNMA 3 .500 08/20/42 1,065,813
2,430,644 GNMA 3 .500 08/20/42 2,404,999
576,453 GNMA 6 .000 08/20/42 630,781
984,805 GNMA 3 .500 10/20/42 972,867
1,145,679 GNMA 3 .000 11/20/42 1,098,863
1,128,383 GNMA 3 .000 12/20/42 1,061,314
1,335,747 GNMA 3 .000 12/20/42 1,281,141

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 762,553 GNMA 3 .000% 01/15/43 $ 727,818
2,910,122 GNMA 3 .000 01/15/43 2,777,549
998,382 GNMA 3 .000 01/20/43 957,583
1,699,666 GNMA 3 .000 02/20/43 1,630,216
1,354,149 GNMA 3 .000 02/20/43 1,308,548
284,426 GNMA 3 .000 04/15/43 271,455
322,475 GNMA 5 .000 04/20/43 342,800
676,340 GNMA 3 .000 05/20/43 648,700
1,028,518 GNMA 3 .000 06/20/43 986,473
2,593,250 GNMA 3 .500 06/20/43 2,561,734
2,244,442 GNMA 3 .000 07/20/43 2,152,604
1,061,825 GNMA 3 .500 07/20/43 1,054,165
4,502,372 GNMA 4 .500 08/20/43 4,750,627
1,469,286 GNMA 3 .500 09/20/43 1,458,702
477,548 GNMA 4 .000 09/20/43 481,400
6,183,952 GNMA 3 .500 10/20/43 6,139,404
2,855,583 GNMA 4 .000 10/20/43 2,878,622
263,195 GNMA 3 .500 11/20/43 261,300
513,712 GNMA 4 .000 11/20/43 517,856
495,530 GNMA 4 .500 12/20/43 522,553
545,365 GNMA 4 .500 01/20/44 575,439
646,187 GNMA 3 .500 02/20/44 641,535
879,038 GNMA 4 .000 02/20/44 886,130
876,163 GNMA 4 .000 05/20/44 883,233
912,862 GNMA 4 .000 06/20/44 920,227
2,372,050 GNMA 3 .500 07/20/44 2,353,039
7,255,327 GNMA 3 .500 10/20/44 7,188,244
754,043 GNMA 4 .500 10/20/44 789,753
1,678,944 GNMA 3 .500 11/20/44 1,662,740
2,094,843 GNMA 3 .000 12/20/44 2,010,026
3,875,952 GNMA 4 .000 12/20/44 3,907,229
5,303,458 GNMA 3 .500 02/20/45 5,247,887
3,098,261 GNMA 4 .000 03/20/45 3,123,262
2,151,290 GNMA 3 .000 04/20/45 2,063,486
4,598,215 GNMA 3 .000 06/20/45 4,410,346
10,450,067 GNMA 3 .000 07/20/45 10,023,134
3,568,373 GNMA 4 .000 10/20/45 3,597,174
6,016,265 GNMA 4 .000 11/20/45 6,075,984
2,654,017 GNMA 3 .000 12/20/45 2,545,699
2,399,654 GNMA 3 .500 12/20/45 2,368,114
12,953,502 GNMA 3 .000 03/20/46 12,425,264
4,505,783 GNMA 3 .000 04/20/46 4,325,430
2,739,593 GNMA 4 .000 04/20/46 2,743,712
12,164,405 GNMA 3 .000 05/20/46 11,671,771
7,515,144 GNMA 3 .500 05/20/46 7,408,885
2,770,488 GNMA 3 .000 06/20/46 2,657,354
1,683,855 GNMA 3 .500 06/20/46 1,658,708
2,101,373 GNMA 3 .000 07/20/46 2,016,269
3,582,982 GNMA 3 .500 08/20/46 3,532,635
2,027,173 GNMA 3 .000 09/20/46 1,944,639
8,371,733 GNMA 3 .500 09/20/46 8,252,414
3,968,795 GNMA 3 .000 10/20/46 3,806,687
2,186,758 GNMA 3 .000 12/20/46 2,097,402
13,663,318 GNMA 3 .000 01/20/47 13,105,688
1,570,307 GNMA 4 .000 01/20/47 1,582,119
3,448,598 GNMA 4 .000 04/20/47 3,468,464
3,615,362 GNMA 3 .500 05/20/47 3,562,962
1,855,849 GNMA 3 .500 06/20/47 1,827,881
2,334,393 GNMA 3 .000 07/20/47 2,234,019
4,385,427 GNMA 4 .500 07/20/47 4,543,416

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,372,715 GNMA 3 .000% 08/20/47 $ 4,181,535
4,891,265 GNMA 3 .500 08/20/47 4,813,429
8,637,242 GNMA 3 .000 09/20/47 8,245,676
11,142,470 GNMA 4 .000 09/20/47 11,226,216
7,876,893 GNMA 3 .500 11/20/47 7,744,857
5,852,039 GNMA 3 .500 12/20/47 5,752,955
3,730,028 GNMA 3 .500 01/20/48 3,666,559
4,742,314 GNMA 4 .000 05/20/48 4,756,907
3,516,611 GNMA 4 .000 06/20/48 3,534,455
8,142,085 GNMA 3 .500 07/20/48 7,997,570
3,677,276 GNMA 4 .000 08/20/48 3,694,558
2,687,612 GNMA 5 .000 08/20/48 2,763,674
2,373,533 GNMA 4 .500 09/20/48 2,415,356
2,075,163 GNMA 5 .000 10/20/48 2,137,125
1,660,548 GNMA 4 .500 11/20/48 1,691,110
3,810,474 GNMA 3 .500 04/20/49 3,727,453
13,001,944 GNMA 4 .500 04/20/49 13,274,343
3,897,087 GNMA 4 .000 05/20/49 3,909,054
2,489,485 GNMA 3 .500 06/20/49 2,435,185
5,573,933 GNMA 3 .500 09/20/49 5,452,263
4,007,921 GNMA 3 .500 11/20/49 3,917,838
30,547,605 GNMA 2 .500 12/20/49 28,080,349
16,729,423 GNMA 3 .000 02/20/50 15,844,344
8,815,466 GNMA 3 .500 02/20/50 8,622,942
12,270,152 GNMA 3 .500 04/20/50 12,000,121
11,451,292 GNMA 3 .000 05/20/50 10,844,098
47,117,191 GNMA 3 .000 08/20/50 44,619,211
11,980,639 GNMA 3 .000 09/20/50 11,345,378
18,107,503 GNMA 2 .500 10/20/50 16,640,083
46,987,759 GNMA 2 .000 11/20/50 41,945,425
16,178,691 GNMA 2 .500 12/20/50 14,865,833
23,140,893 GNMA 2 .000 01/20/51 20,651,313
6,959,988 GNMA 2 .500 01/20/51 6,400,416
16,517,150 GNMA 2 .000 02/20/51 14,725,992
4,468,103 GNMA 1 .500 04/20/51 3,810,956
19,354,196 GNMA 2 .000 04/20/51 17,320,818
40,857,344 GNMA 2 .500 04/20/51 37,539,536
16,796,595 GNMA 2 .500 05/20/51 15,436,861
87,703,957 GNMA 2 .500 07/20/51 80,579,004
22,975,402 GNMA 2 .500 08/20/51 21,068,186
28,057,289 GNMA 2 .500 09/20/51 25,776,447
194,509,716 GNMA 2 .000 11/20/51 173,074,376
19,495,707 GNMA 2 .000 12/20/51 17,345,692
29,000,514 GNMA 2 .500 12/20/51 26,631,909
28,860,667 GNMA 3 .000 12/20/51 27,254,196
4,863,023 GNMA 3 .500 01/20/52 4,732,858
14,740,588 GNMA 2 .500 02/20/52 13,529,495
29,578,968 GNMA 3 .500 02/20/52 28,786,968
10,429,323 GNMA 2 .000 04/20/52 9,273,669
15,127,277 GNMA 2 .500 04/20/52 13,870,609
19,846,799 GNMA 3 .000 04/20/52 18,736,332
9,963,494 GNMA 2 .500 05/20/52 9,130,142
9,980,316 GNMA 4 .000 05/20/52 9,951,504
10,000,000 GNMA 4 .000 06/20/52 9,971,131
10,000,000 h GNMA 3 .500 07/20/52 9,725,061
5,000,000 h GNMA 4 .500 07/20/52 5,084,331
TOTAL MORTGAGE BACKED 5,509,516,733
MUNICIPAL BONDS - 0 .8%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 199,384

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 250,000 Alabama Federal Aid Highway Finance Authority 2 .650% 09/01/37 $ 202,269
300,000 American Municipal Power 7 .834 02/15/41 403,752
480,000 American Municipal Power 6 .270 02/15/50 554,467
1,165,000 American Municipal Power 8 .084 02/15/50 1,709,476
750,000 American University 3 .672 04/01/49 641,275
750,000 Bay Area Toll Authority 2 .574 04/01/31 685,468
1,000,000 Bay Area Toll Authority 6 .918 04/01/40 1,226,409
2,000,000 Bay Area Toll Authority 6 .263 04/01/49 2,552,216
755,000 Bay Area Toll Authority 3 .126 04/01/55 593,562
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 95,126
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 93,680
200,000 California Institute of Technology 4 .321 08/01/45 199,884
750,000 California Institute of Technology 3 .650 09/01/19 566,337
200,000 California State University 3 .899 11/01/47 186,609
1,000,000 California State University 2 .897 11/01/51 793,758
750,000 California State University 2 .975 11/01/51 590,743
950,000 California State University 2 .939 11/01/52 725,040
720,000 Central Puget Sound Regional Transit Authority 5 .491 11/01/39 817,566
1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204 01/15/51 1,293,137
460,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 533,064
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,774,756
200,000 Chicago O'Hare International Airport 4 .472 01/01/49 202,360
200,000 Chicago O'Hare International Airport 4 .572 01/01/54 205,260
680,000 City of Atlanta GA Water & Wastewater Revenue 2 .257 11/01/35 553,018
690,000 City of Houston TX 3 .961 03/01/47 645,501
140,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 128,217
1,000,000 City of Riverside CA 3 .857 06/01/45 891,935
310,000 City of San Antonio TX Electric & Gas Systems Revenue 2 .905 02/01/48 241,529
310,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 273,870
865,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 687,633
875,000 City of Tucson AZ 2 .856 07/01/47 671,910
750,000 City Public Service Board of San Antonio TX 5 .808 02/01/41 875,968
150,000 Colorado Bridge Enterprise 6 .078 12/01/40 173,308
200,000 Commonwealth Financing Authority 4 .014 06/01/33 197,444
100,000 Commonwealth Financing Authority 3 .864 06/01/38 95,364
100,000 Commonwealth Financing Authority 4 .144 06/01/38 98,507
645,000 Commonwealth Financing Authority 3 .807 06/01/41 584,794
825,000 Commonwealth Financing Authority 2 .991 06/01/42 657,369
500,000 Commonwealth of Massachusetts 5 .731 06/01/40 569,630
1,000,000 Commonwealth of Massachusetts 2 .514 07/01/41 774,993
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 83,788
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 584,728
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 109,536
200,000 County of Clark NV 6 .820 07/01/45 257,907
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 125,976
200,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 168,805
1,000,000 County of Riverside CA 3 .818 02/15/38 946,506
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 1,093,072
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 818,039
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 198,256
235,000 Dallas Fort Worth International Airport 4 .087 11/01/51 229,209
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 432,524
250,000 Dallas/Fort Worth International Airport 2 .994 11/01/38 217,197
235,000 Dallas/Fort Worth International Airport 3 .089 11/01/40 195,913
100,000 Dallas/Fort Worth International Airport 3 .144 11/01/45 80,988
210,000 Dallas/Fort Worth International Airport 2 .919 11/01/50 165,064

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 350,000 Denver City & County School District No. 1 4 .242% 12/15/37 $ 339,612
200,000 District of Columbia 5 .591 12/01/34 221,139
470,000 District of Columbia Water & Sewer Authority 3 .207 10/01/48 370,796
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 446,571
500,000 Duke University 2 .682 10/01/44 385,688
115,000 Duke University 3 .299 10/01/46 98,780
500,000 Duke University 2 .757 10/01/50 377,739
500,000 Duke University 2 .832 10/01/55 381,300
5,000 Energy Northwest 2 .814 07/01/24 4,974
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 314,615
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 261,292
300,000 George Washington University 4 .300 09/15/44 283,546
200,000 George Washington University 4 .868 09/15/45 204,863
375,000 George Washington University 4 .126 09/15/48 344,809
100,000 Georgetown University 4 .315 04/01/49 92,209
500,000 Georgetown University 2 .943 04/01/50 353,642
300,000 Georgetown University 5 .215 10/01/18 289,219
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 839,817
1,500,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 1,258,651
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 349,061
770,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 693,862
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 813,920
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 776,579
175,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 147,638
330,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 287,168
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .651 01/15/46 184,598
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .086 09/15/51 162,427
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .652 08/15/57 179,221
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 1,157,941
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 576,172
385,000 Indiana Finance Authority 3 .051 01/01/51 310,855
770,000 JobsOhio Beverage System 2 .833 01/01/38 642,242
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 1,154,289
1,000,000 Los Angeles Community College District 1 .606 08/01/28 889,500
1,000,000 Los Angeles Community College District 1 .806 08/01/30 862,485
770,000 Los Angeles Community College District 2 .106 08/01/32 653,488
240,000 Los Angeles Community College District 6 .750 08/01/49 330,506
350,000 Los Angeles Department of Water & Power Power
System Revenue
5 .716 07/01/39 405,028
1,500,000 Los Angeles Department of Water & Power Power
System Revenue
6 .574 07/01/45 1,911,698
1,630,000 Los Angeles Unified School District 5 .750 07/01/34 1,810,822
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .145 02/01/33 1,000,354
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .275 02/01/36 994,429
830,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .475 08/01/39 821,646
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3 .052 07/01/40 791,634
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3 .197 07/01/50 759,173
1,000,000 Massachusetts School Building Authority 1 .753 08/15/30 861,146
100,000 Massachusetts School Building Authority 5 .715 08/15/39 112,018
500,000 Massachusetts School Building Authority 3 .395 10/15/40 422,297
1,000,000 Massachusetts Water Resources Authority 2 .823 08/01/41 824,394

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 100,000 Metropolitan Government of Nashville & Davidson
County Convention Center Authority
6 .731% 07/01/43 $ 121,753
200,000 Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities
4 .053 07/01/26 201,983
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 1,098,184
1,150,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,542,255
335,000 Metropolitan Transportation Authority 5 .175 11/15/49 345,653
350,000 Michigan Finance Authority 3 .384 12/01/40 301,441
570,000 Michigan State Building Authority 2 .705 10/15/40 432,121
235,000 Michigan State University 4 .496 08/15/48 230,269
1,000,000 Michigan State University 4 .165 08/15/22 843,145
770,000 Michigan Strategic Fund 3 .225 09/01/47 595,305
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 547,562
241,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 282,862
480,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 575,237
947,000 New Jersey Economic Development Authority 7 .425 02/15/29 1,063,925
1,335,000 New Jersey State Turnpike Authority 7 .414 01/01/40 1,771,689
1,000,000 New Jersey State Turnpike Authority 7 .102 01/01/41 1,290,657
800,000 New Jersey Transportation Trust Fund Authority 5 .754 12/15/28 838,011
500,000 New Jersey Transportation Trust Fund Authority 4 .081 06/15/39 449,824
195,000 New Jersey Transportation Trust Fund Authority 4 .131 06/15/42 169,348
2,385,000 New York City Municipal Water Finance Authority 5 .440 06/15/43 2,740,638
1,000,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
5 .767 08/01/36 1,093,248
1,000,000 New York State Dormitory Authority 2 .202 03/15/34 816,404
130,000 New York State Dormitory Authority 5 .628 03/15/39 143,778
545,000 New York State Dormitory Authority 5 .600 03/15/40 603,817
500,000 New York State Dormitory Authority 3 .142 07/01/43 422,434
200,000 New York State Dormitory Authority 4 .946 08/01/48 189,483
500,000 New York State Thruway Authority 2 .900 01/01/35 437,499
110,000 New York State Thruway Authority 3 .500 01/01/42 93,648
1,000,000 New York State Urban Development Corp 3 .900 03/15/33 975,778
2,000,000 North Texas Tollway Authority 3 .011 01/01/43 1,611,884
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,347,239
675,000 Ohio State Water Development Authority 4 .879 12/01/34 711,251
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 471,996
678,791 Oregon School Boards Association 4 .759 06/30/28 693,205
250,000 Oregon School Boards Association 5 .680 06/30/28 265,507
1,000,000 Oregon State University 3 .424 03/01/60 813,252
500,000 Pennsylvania State University 2 .790 09/01/43 404,024
205,000 Pennsylvania State University 2 .840 09/01/50 159,425
300,000 Permanent University Fund-Texas A&M University
System
3 .660 07/01/47 276,636
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 172,782
560,000 Port Authority of New York & New Jersey 1 .086 07/01/23 549,621
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,364,136
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 560,001
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 295,457
1,000,000 Port Authority of New York & New Jersey 5 .310 08/01/46 1,009,700
200,000 Port Authority of New York & New Jersey 4 .031 09/01/48 183,662
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 711,716
400,000 Port Authority of New York & New Jersey 4 .229 10/15/57 374,518
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 1,196,783
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 2,270,827
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 185,297
1,000,000 Port of Morrow OR 2 .543 09/01/40 782,156
220,000 Princeton University 5 .700 03/01/39 258,911
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
4 .132 05/15/32 990,098
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .006 05/15/50 565,827

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,500,000 Regents of the University of California Medical Center
Pooled Revenue
4 .563% 05/15/53 $ 1,472,984
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .256 05/15/60 557,482
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .706 05/15/20 545,747
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 418,727
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 388,761
195,000 Sales Tax Securitization Corp 4 .637 01/01/40 193,527
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 947,376
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 178,801
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 881,763
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 203,315
100,000 Salt River Project Agricultural Improvement & Power
District
4 .839 01/01/41 106,501
435,000 San Diego County Regional Transportation Commission 3 .248 04/01/48 372,245
500,000 San Diego County Water Authority 6 .138 05/01/49 615,928
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 804,499
100,000 San Jose Redevelopment Agency 3 .375 08/01/34 91,148
800,000 Santa Clara Valley Transportation Authority 5 .876 04/01/32 868,643
270,000 South Carolina Public Service Authority 2 .388 12/01/23 265,439
750,000 State Board of Administration Finance Corp 1 .258 07/01/25 701,706
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 678,370
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 347,491
200,000 State of California 3 .375 04/01/25 199,869
200,000 State of California 3 .500 04/01/28 197,600
300,000 State of California 4 .500 04/01/33 307,216
250,000 State of California 7 .500 04/01/34 320,873
225,000 State of California 4 .600 04/01/38 227,508
1,285,000 State of California 7 .550 04/01/39 1,743,087
3,400,000 State of California 7 .300 10/01/39 4,398,263
2,740,000 State of California 7 .625 03/01/40 3,703,580
1,500,000 State of California 7 .600 11/01/40 2,071,353
620,000 State of Connecticut 5 .850 03/15/32 694,730
5,950,000 State of Illinois 5 .100 06/01/33 5,986,233
1,295,000 State of Illinois 6 .725 04/01/35 1,372,134
500,000 State of Kansas Department of Transportation 4 .596 09/01/35 532,894
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2 .952 05/01/41 1,633,906
59,870 State of Oregon 5 .762 06/01/23 61,293
85,000 State of Oregon 5 .892 06/01/27 90,791
100,000 State of Oregon Department of Transportation 5 .834 11/15/34 114,047
600,000 State of Texas 4 .631 04/01/33 633,768
50,000 State of Texas 5 .517 04/01/39 56,611
1,000,000 State of Texas 4 .681 04/01/40 1,041,369
500,000 State of Utah 3 .539 07/01/25 503,163
200,000 State of Washington 5 .090 08/01/33 213,011
200,000 State of Wisconsin 3 .154 05/01/27 195,550
200,000 State of Wisconsin 3 .954 05/01/36 196,930
604,000 State Public School Building Authority 5 .000 09/15/27 627,400
100,000 Sumter Landing Community Development District 4 .172 10/01/47 89,719
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 378,103
1,000,000 Texas Transportation Commission 2 .562 04/01/42 808,711
1,000,000 Texas Transportation Commission 2 .472 10/01/44 754,167
575,000 Texas Transportation Commission State Highway Fund 5 .028 04/01/26 593,613
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,270,386
560,000 Texas Transportation Commission State Highway Fund 4 .000 10/01/33 555,769
100,000 The Ohio State University 4 .910 06/01/40 108,613
500,000 The Ohio State University 3 .798 12/01/46 462,170
200,000 The Ohio State University 4 .048 12/01/56 192,496
1,000,000 Trustees of the University of Pennsylvania 2 .396 10/01/50 712,518
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 97,489

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 500,000 Trustees of the University of Pennsylvania 3 .610% 02/15/19 $ 382,542
1,000,000 University of California 0 .883 05/15/25 931,061
200,000 University of California 3 .063 07/01/25 198,169
1,000,000 University of California 1 .316 05/15/27 896,794
500,000 University of California 3 .349 07/01/29 479,525
1,000,000 University of California 1 .614 05/15/30 839,156
200,000 University of California 5 .770 05/15/43 228,273
200,000 University of California 3 .931 05/15/45 187,824
200,000 University of California 4 .131 05/15/45 188,411
1,500,000 University of California 5 .946 05/15/45 1,743,492
1,500,000 University of California 3 .071 05/15/51 1,132,693
860,000 University of California 4 .858 05/15/12 816,955
200,000 University of California 4 .767 05/15/15 186,450
500,000 University of Chicago 2 .761 04/01/45 411,571
300,000 University of Chicago 4 .003 10/01/53 283,358
750,000 University of Michigan 2 .437 04/01/40 584,090
1,000,000 University of Michigan 3 .599 04/01/47 923,144
500,000 University of Michigan 2 .562 04/01/50 367,237
500,000 University of Michigan 3 .504 04/01/52 442,236
750,000 University of Michigan 3 .504 04/01/52 663,354
750,000 University of Michigan 4 .454 04/01/22 682,711
1,500,000 University of Minnesota 4 .048 04/01/52 1,472,278
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 386,248
200,000 University of Notre Dame du Lac 3 .438 02/15/45 178,536
200,000 University of Notre Dame du Lac 3 .394 02/15/48 176,341
300,000 University of Southern California 3 .028 10/01/39 257,296
200,000 University of Southern California 3 .841 10/01/47 186,972
500,000 University of Southern California 2 .805 10/01/50 379,799
200,000 e University of Southern California 5 .250 10/01/11 208,813
200,000 University of Texas System 3 .852 08/15/46 189,338
700,000 University of Texas System 4 .794 08/15/46 751,840
750,000 University of Texas System 2 .439 08/15/49 538,287
1,000,000 University of Virginia 2 .256 09/01/50 688,540
1,600,000 University of Virginia 2 .584 11/01/51 1,176,973
500,000 University of Virginia 3 .227 09/01/19 334,491
150,000 Virginia Commonwealth Transportation Board 5 .350 05/15/35 162,816
750,000 Westchester County Local Development Corp 3 .846 11/01/50 608,764
200,000 William Marsh Rice University 3 .574 05/15/45 177,384
200,000 William Marsh Rice University 3 .774 05/15/55 185,335
TOTAL MUNICIPAL BONDS 162,290,294
U.S. TREASURY SECURITIES - 39 .5%
21,250,000 United States Treasury Bond 4 .500 02/15/36 24,983,691
22,400,000 United States Treasury Bond 5 .000 05/15/37 27,692,875
179,483,000 United States Treasury Bond 3 .500 02/15/39 187,496,636
2,000,000 United States Treasury Bond 4 .500 08/15/39 2,351,406
44,850,000 United States Treasury Bond 4 .375 11/15/39 51,812,262
17,585,000 United States Treasury Bond 3 .875 08/15/40 18,959,515
11,185,000 United States Treasury Bond 4 .250 11/15/40 12,640,361
26,350,000 United States Treasury Bond 4 .375 05/15/41 30,180,014
10,000,000 United States Treasury Bond 3 .750 08/15/41 10,507,031
48,300,000 United States Treasury Bond 3 .125 11/15/41 46,373,660
18,550,000 United States Treasury Bond 3 .125 02/15/42 17,766,697
22,000,000 United States Treasury Bond 3 .000 05/15/42 20,623,281
20,000,000 United States Treasury Bond 2 .750 08/15/42 17,944,531
10,250,000 United States Treasury Bond 2 .875 05/15/43 9,346,719
16,000,000 United States Treasury Bond 2 .500 02/15/45 13,570,000
22,000,000 United States Treasury Bond 3 .000 05/15/45 20,406,719
16,000,000 United States Treasury Bond 2 .875 08/15/45 14,535,000
27,000,000 United States Treasury Bond 2 .500 05/15/46 22,884,609

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 13,300,000 United States Treasury Bond 2 .875% 11/15/46 $ 12,125,859
28,000,000 United States Treasury Bond 3 .000 02/15/47 26,146,094
30,000,000 United States Treasury Bond 2 .750 08/15/47 26,826,562
45,000,000 United States Treasury Bond 2 .750 11/15/47 40,313,672
38,500,000 United States Treasury Bond 3 .000 02/15/48 36,274,219
48,500,000 United States Treasury Bond 3 .125 05/15/48 46,937,012
35,500,000 United States Treasury Bond 3 .000 08/15/48 33,543,340
35,000,000 United States Treasury Bond 3 .375 11/15/48 35,561,914
82,500,000 United States Treasury Bond 3 .000 02/15/49 78,616,699
10,500,000 United States Treasury Bond 2 .875 05/15/49 9,790,020
7,500,000 United States Treasury Bond 2 .250 08/15/49 6,153,809
8,615,000 United States Treasury Bond 2 .375 11/15/49 7,276,310
70,000,000 United States Treasury Note 2 .750 05/31/23 69,907,032
25,000,000 United States Treasury Note 0 .125 06/30/23 24,317,383
91,500,000 United States Treasury Note 2 .625 06/30/23 91,256,953
70,000,000 United States Treasury Note 2 .750 07/31/23 69,833,203
7,000,000 United States Treasury Note 0 .125 08/31/23 6,772,227
116,000,000 United States Treasury Note 2 .750 08/31/23 115,705,469
25,000,000 United States Treasury Note 0 .125 09/15/23 24,161,133
35,000,000 United States Treasury Note 2 .875 09/30/23 34,965,820
40,000,000 United States Treasury Note 0 .125 10/15/23 38,562,500
13,000,000 United States Treasury Note 2 .750 11/15/23 12,960,898
10,000,000 United States Treasury Note 2 .125 11/30/23 9,885,156
65,000,000 United States Treasury Note 2 .875 11/30/23 64,916,211
1,800,000 United States Treasury Note 0 .750 12/31/23 1,741,359
99,300,000 United States Treasury Note 2 .500 01/31/24 98,555,250
70,000,000 United States Treasury Note 2 .375 02/29/24 69,338,282
15,000,000 United States Treasury Note 0 .250 03/15/24 14,322,070
325,000,000 United States Treasury Note 2 .125 03/31/24 320,213,868
174,000,000 United States Treasury Note 2 .250 04/30/24 171,729,843
30,000,000 United States Treasury Note 0 .250 05/15/24 28,512,891
111,500,000 United States Treasury Note 2 .000 05/31/24 109,483,418
152,000,000 United States Treasury Note 1 .750 06/30/24 148,354,374
212,000,000 United States Treasury Note 1 .750 07/31/24 206,683,439
20,000,000 United States Treasury Note 0 .375 08/15/24 18,919,531
22,000,000 United States Treasury Note 1 .250 08/31/24 21,194,766
81,000,000 United States Treasury Note 1 .500 09/30/24 78,354,844
90,500,000 United States Treasury Note 1 .500 10/31/24 87,435,019
40,005,000 United States Treasury Note 2 .250 11/15/24 39,326,790
61,900,000 United States Treasury Note 1 .500 11/30/24 59,711,738
75,000,000 United States Treasury Note 1 .750 12/31/24 72,685,547
40,000,000 United States Treasury Note 2 .250 12/31/24 39,253,125
13,000,000 United States Treasury Note 1 .375 01/31/25 12,468,320
40,000,000 United States Treasury Note 1 .125 02/28/25 38,071,875
73,000,000 United States Treasury Note 0 .500 03/31/25 68,129,531
8,000,000 United States Treasury Note 2 .625 03/31/25 7,918,438
50,000,000 United States Treasury Note 0 .375 04/30/25 46,404,297
119,000,000 United States Treasury Note 0 .250 06/30/25 109,563,671
100,000,000 United States Treasury Note 0 .250 07/31/25 91,816,406
54,000,000 United States Treasury Note 0 .250 08/31/25 49,443,750
20,000,000 United States Treasury Note 2 .750 08/31/25 19,821,094
50,000,000 United States Treasury Note 0 .250 09/30/25 45,681,641
30,000,000 United States Treasury Note 3 .000 09/30/25 29,956,641
97,000,000 United States Treasury Note 0 .250 10/31/25 88,391,250
30,000,000 United States Treasury Note 2 .250 11/15/25 29,219,531
265,000,000 United States Treasury Note 0 .375 11/30/25 242,040,236
50,000,000 United States Treasury Note 0 .375 12/31/25 45,568,360
126,000,000 United States Treasury Note 0 .375 01/31/26 114,571,407
137,000,000 United States Treasury Note 0 .500 02/28/26 124,868,007
90,000,000 United States Treasury Note 0 .750 03/31/26 82,662,890

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 50,000,000 United States Treasury Note 2 .250% 03/31/26 $ 48,582,031
120,000,000 United States Treasury Note 0 .750 04/30/26 110,006,250
30,000,000 United States Treasury Note 1 .625 05/15/26 28,430,859
165,000,000 United States Treasury Note 0 .750 05/31/26 150,968,555
135,000,000 United States Treasury Note 0 .875 06/30/26 123,931,054
85,000,000 United States Treasury Note 0 .625 07/31/26 77,084,375
115,000,000 United States Treasury Note 0 .750 08/31/26 104,676,954
60,000,000 United States Treasury Note 0 .875 09/30/26 54,796,875
71,000,000 United States Treasury Note 1 .625 09/30/26 66,975,742
170,000,000 United States Treasury Note 1 .125 10/31/26 156,698,828
10,000,000 United States Treasury Note 1 .625 10/31/26 9,418,359
115,000,000 United States Treasury Note 1 .250 11/30/26 106,487,304
81,000,000 United States Treasury Note 1 .250 12/31/26 74,868,047
89,500,000 United States Treasury Note 1 .750 12/31/26 84,619,453
72,000,000 United States Treasury Note 1 .500 01/31/27 67,224,375
87,000,000 United States Treasury Note 1 .875 02/28/27 82,582,031
97,000,000 United States Treasury Note 2 .500 03/31/27 94,639,414
11,000,000 United States Treasury Note 2 .875 04/30/27 10,851,328
40,000,000 United States Treasury Note 2 .625 05/31/27 39,243,750
5,000,000 United States Treasury Note 0 .500 06/30/27 4,407,227
93,000,000 United States Treasury Note 3 .250 06/30/27 93,908,203
46,000,000 United States Treasury Note 2 .250 08/15/27 44,183,359
75,000,000 United States Treasury Note 0 .625 11/30/27 65,859,375
48,800,000 United States Treasury Note 2 .750 02/15/28 47,947,906
66,000,000 United States Treasury Note 2 .875 05/15/28 65,229,140
20,000,000 United States Treasury Note 1 .250 06/30/28 17,991,406
50,000,000 United States Treasury Note 1 .125 08/31/28 44,498,047
10,000,000 United States Treasury Note 1 .375 10/31/28 9,016,016
85,000,000 United States Treasury Note 3 .125 11/15/28 85,175,976
70,000,000 United States Treasury Note 1 .500 11/30/28 63,563,282
50,000,000 United States Treasury Note 1 .750 01/31/29 46,099,610
50,000,000 United States Treasury Note 2 .625 02/15/29 48,681,641
50,000,000 United States Treasury Note 2 .375 03/31/29 47,861,328
30,000,000 United States Treasury Note 2 .875 04/30/29 29,648,438
92,000,000 United States Treasury Note 2 .375 05/15/29 88,136,719
50,000,000 United States Treasury Note 2 .750 05/31/29 49,015,625
22,000,000 United States Treasury Note 1 .625 08/15/29 20,030,313
117,000,000 United States Treasury Note 1 .500 02/15/30 105,089,765
50,000,000 United States Treasury Note 0 .625 05/15/30 41,691,406
37,000,000 United States Treasury Note 0 .625 08/15/30 30,675,313
64,000,000 United States Treasury Note 0 .875 11/15/30 54,037,500
30,000,000 United States Treasury Note 1 .125 02/15/31 25,778,906
121,000,000 United States Treasury Note 1 .625 05/15/31 108,115,390
39,000,000 United States Treasury Note 1 .250 08/15/31 33,573,516
18,200,000 United States Treasury Note 1 .375 11/15/31 15,785,656
48,500,000 United States Treasury Note 1 .875 02/15/32 43,937,969
58,000,000 United States Treasury Note 2 .875 05/15/32 57,347,500
57,000,000 United States Treasury Note 1 .125 05/15/40 39,677,344
32,500,000 United States Treasury Note 1 .125 08/15/40 22,452,930
127,500,000 United States Treasury Note 1 .375 11/15/40 91,824,902
76,500,000 United States Treasury Note 1 .875 02/15/41 59,995,722
76,000,000 United States Treasury Note 2 .250 05/15/41 63,418,437
70,000,000 United States Treasury Note 1 .750 08/15/41 53,246,484
21,150,000 United States Treasury Note 2 .000 11/15/41 16,797,727
26,500,000 United States Treasury Note 2 .250 02/15/42 22,471,172
19,500,000 United States Treasury Note 3 .250 05/15/42 19,030,781
35,850,000 United States Treasury Note 1 .250 05/15/50 22,809,562
28,000,000 United States Treasury Note 1 .375 08/15/50 18,430,781
68,500,000 United States Treasury Note 1 .625 11/15/50 48,177,441
50,000,000 United States Treasury Note 1 .875 02/15/51 37,505,859

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 52,500,000 United States Treasury Note 2 .375% 05/15/51 $ 44,319,434
44,575,000 United States Treasury Note 2 .000 08/15/51 34,449,858
47,500,000 United States Treasury Note 1 .875 11/15/51 35,639,844
46,000,000 United States Treasury Note 2 .250 02/15/52 37,856,563
24,500,000 United States Treasury Note 2 .875 05/15/52 23,141,016
TOTAL U.S. TREASURY SECURITIES 7,875,915,974
TOTAL GOVERNMENT BONDS 14,408,356,080
(Cost $15,708,966,204)
STRUCTURED ASSETS - 2.5%
ASSET BACKED - 0 .6%
143,157 American Airlines Pass Through Trust 3 .600 09/22/27 132,551
Series - 2015 2 (Class AA)
147,625 American Airlines Pass Through Trust 3 .575 01/15/28 137,024
Series - 2016 1 (Class AA)
426,650 American Airlines Pass Through Trust 3 .200 06/15/28 389,968
Series - 2016 2 (Class AA)
616,100 American Airlines Pass Through Trust 3 .000 10/15/28 558,373
Series - 2016 3 (Class AA)
227,250 American Airlines Pass Through Trust 3 .650 02/15/29 211,782
Series - 2017 1 (Class AA)
668,680 American Airlines Pass Through Trust 3 .150 02/15/32 591,062
Series - 2019 1 (Class AA)
1,600,000 American Express Credit Account Master Trust 0 .900 11/15/26 1,507,620
Series - 2021 1 (Class A)
193,892 AmeriCredit Automobile Receivables Trust 1 .110 08/19/24 193,669
Series - 2020 1 (Class A3)
500,000 AmeriCredit Automobile Receivables Trust 1 .480 01/21/25 495,414
Series - 2020 1 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1 .060 08/18/26 475,440
Series - 2020 3 (Class C)
1,500,000 AmeriCredit Automobile Receivables Trust 0 .680 10/19/26 1,441,860
Series - 2021 1 (Class B)
1,000,000 AmeriCredit Automobile Receivables Trust 0 .890 10/19/26 934,655
Series - 2021 1 (Class C)
500,000 AmeriCredit Automobile Receivables Trust 0 .690 01/19/27 471,513
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1 .010 01/19/27 463,439
Series - 2021 2 (Class C)
2,500,000 BA Credit Card Trust 0 .340 05/15/26 2,395,729
Series - 2020 A1 (Class A1)
960,000 BA Credit Card Trust 0 .440 09/15/26 911,669
Series - 2021 A1 (Class A1)
2,450,000 Barclays Dryrock Issuance Trust 0 .630 07/15/27 2,304,406
Series - 2021 1 (Class A)
1,000,000 BMW Vehicle Lease Trust 0 .430 01/27/25 949,323
Series - 2021 2 (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3 .523 05/15/52 9,453,561
Series - 2019 CF1 (Class A4)
6,000,000 Cantor Commercial Real Estate Lending 3 .623 05/15/52 5,910,776
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1 .040 11/15/26 1,888,723
Series - 2021 A3 (Class A3)
3,000,000 Capital One MExecution Trust 3 .490 05/15/27 3,001,893
Series - 2022 A2 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2 .060 08/15/28 2,365,309
Series - 2019 A3 (Class A3)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 136,448 Capital One Prime Auto Receivables Trust 2 .510% 11/15/23 $ 136,500
Series - 2019 1 (Class A3)
1,000,000 CarMax Auto Owner Trust 2 .770 12/16/24 996,845
Series - 2019 2 (Class A4)
500,000 CarMax Auto Owner Trust 0 .500 08/15/25 489,303
Series - 2020 4 (Class A3)
2,000,000 CarMax Auto Owner Trust 0 .520 02/17/26 1,939,485
Series - 2021 2 (Class A3)
500,000 CarMax Auto Owner Trust 0 .530 10/15/26 466,874
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0 .740 10/15/26 831,842
Series - 2021 1 (Class B)
1,000,000 CarMax Auto Owner Trust 1 .470 12/15/26 956,386
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2 .200 11/15/27 648,967
Series - 2022 1 (Class C)
500,000 Carvana Auto Receivables Trust 3 .000 02/10/28 460,815
Series - 2022 P1 (Class B)
1,000,000 Carvana Auto Receivables Trust 3 .520 02/10/28 959,069
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3 .300 04/10/28 463,057
Series - 2022 P1 (Class C)
400,000 CNH Equipment Trust 0 .440 08/17/26 380,762
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0 .700 05/17/27 904,111
Series - 2021 B (Class A4)
115,255 Continental Airlines Pass Through Trust 4 .000 10/29/24 110,724
Series - 2012 2 (Class A)
89,651 Delta Air Lines Pass Through Trust 3 .625 07/30/27 84,819
Series - 2015 1 (Class AA)
264,124 Delta Air Lines Pass Through Trust 2 .000 06/10/28 230,414
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 0 .580 09/15/26 1,397,173
Series - 2021 A1 (Class A1)
1,500,000 Discover Card Execution Note Trust 1 .030 09/15/28 1,335,447
Series - 2021 A2 (Class A2)
1,000,000 Drive Auto Receivables Trust 1 .020 06/15/27 974,230
Series - 2021 1 (Class C)
1,500,000 Exeter Automobile Receivables Trust 3 .020 06/15/28 1,392,550
Series - 2022 1A (Class D)
919,791 FedEx Corp 2020- Class AA Pass Through Trust 1 .875 02/20/34 797,927
2,301,870 FHLMC Multifamily Structured Pass Through
Certificates
2 .307 08/25/22 2,299,899
Series - 2012 K023 (Class A2)
461,994 FHLMC Multifamily Structured Pass Through
Certificates
2 .510 11/25/22 461,534
Series - 2013 K026 (Class A2)
497,919 FHLMC Multifamily Structured Pass Through
Certificates
2 .637 01/25/23 497,204
Series - 2013 K027 (Class A2)
4,873 FHLMC Multifamily Structured Pass Through
Certificates
2 .669 02/25/23 4,872
Series - 2013 K034 (Class A1)
3,000,000 i FHLMC Multifamily Structured Pass Through
Certificates
3 .060 07/25/23 2,996,068
Series - 2013 K033 (Class A2)
1,750,000 i FHLMC Multifamily Structured Pass Through
Certificates
3 .531 07/25/23 1,753,454
Series - 2013 K034 (Class A2)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,500,000 i FHLMC Multifamily Structured Pass Through
Certificates
3 .527% 10/25/23 $ 1,502,006
Series - 2014 K036 (Class A2)
2,765,512 FHLMC Multifamily Structured Pass Through
Certificates
3 .023 01/25/25 2,735,212
Series - 2015 K045 (Class A2)
1,224,000 FHLMC Multifamily Structured Pass Through
Certificates
1 .760 03/25/28 1,114,939
Series - 2021 K742 (Class A2)
749,000 FHLMC Multifamily Structured Pass Through
Certificates
1 .369 04/25/28 656,587
Series - 2021 K742 (Class AM)
199,815 Ford Credit Auto Lease Trust 0 .620 08/15/23 199,597
Series - 2020 B (Class A3)
500,000 Ford Credit Auto Lease Trust 1 .000 11/15/23 495,760
Series - 2020 B (Class B)
1,500,000 Ford Credit Auto Lease Trust 0 .300 04/15/24 1,472,233
Series - 2021 A (Class A4)
600,000 Ford Credit Auto Lease Trust 0 .470 05/15/24 585,463
Series - 2021 A (Class B)
242,346 Ford Credit Auto Owner Trust 2 .230 10/15/23 242,400
Series - 2019 B (Class A3)
500,000 Ford Credit Auto Owner Trust 0 .510 08/15/26 467,523
Series - 2020 C (Class A4)
2,000,000 Ford Credit Auto Owner Trust 0 .490 09/15/26 1,865,648
Series - 2021 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .560 05/15/27 929,562
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .910 07/15/27 930,527
Series - 2022 A (Class B)
850,000 Ford Credit Floorplan Master Owner Trust 2 .440 09/15/26 826,904
Series - 2019 4 (Class A)
1,000,000 GM Financial Consumer Automobile Receivables Trust 2 .710 08/16/24 999,557
Series - 2019 2 (Class A4)
264,965 GM Financial Consumer Automobile Receivables Trust 1 .490 12/16/24 262,922
Series - 2020 2 (Class A3)
456,532 GM Financial Consumer Automobile Receivables Trust 0 .380 08/18/25 447,338
Series - 2020 4 (Class A3)
750,000 GM Financial Consumer Automobile Receivables Trust 0 .350 10/16/25 731,497
Series - 2021 1 (Class A3)
500,000 GM Financial Consumer Automobile Receivables Trust 0 .500 02/17/26 472,551
Series - 2020 4 (Class A4)
1,000,000 GM Financial Consumer Automobile Receivables Trust 0 .510 04/16/26 967,560
Series - 2021 2 (Class A3)
680,000 GM Financial Consumer Automobile Receivables Trust 1 .260 11/16/26 650,179
Series - 2022 1 (Class A3)
1,000,000 GM Financial Leasing Trust 1 .010 07/21/25 961,992
Series - 2021 1 (Class D)
850,000 GM Financial Securitized Term 1 .510 04/17/28 790,069
Series - 2022 1 (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 3 .060 02/15/27 986,364
Series - 2022 A (Class A3)
1,000,000 Harley-Davidson Motorcycle Trust 3 .260 01/15/30 981,779
Series - 2022 A (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 0 .000 05/15/26 967,326
Series - 2022 1 (Class A3)
1,000,000 Honda Auto Receivables Owner Trust 0 .550 08/16/27 936,104
Series - 2021 2 (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 0 .420 01/21/28 941,102
Series - 2021 1 (Class A4)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 500,000 Hyundai Auto Receivables Trust 0 .380% 09/15/25 $ 482,921
Series - 2021 A (Class A3)
2,000,000 Hyundai Auto Receivables Trust 3 .030 11/17/25 1,982,526
Series - 2019 A (Class C)
1,000,000 Hyundai Auto Receivables Trust 0 .620 05/17/27 933,583
Series - 2021 A (Class A4)
445,132 JetBlue Pass Through Trust 2 .750 05/15/32 385,183
Series - 2019 1 (Class AA)
800,000 John Deere Owner Trust 0 .520 03/16/26 758,792
Series - 2021 B (Class A3)
500,000 John Deere Owner Trust 0 .740 05/15/28 455,820
Series - 2021 B (Class A4)
250,000 Mercedes-Benz Auto Lease Trust 0 .500 06/15/26 245,165
Series - 2020 B (Class A4)
1,000,000 Mercedes-Benz Auto Lease Trust 0 .320 10/15/26 965,419
Series - 2021 A (Class A4)
130,803 Nissan Auto Receivables Owner Trust 2 .900 10/16/23 130,930
Series - 2019 A (Class A3)
297,255 Nissan Auto Receivables Owner Trust 2 .500 11/15/23 297,525
Series - 2019 B (Class A3)
1,000,000 Nissan Auto Receivables Owner Trust 1 .860 08/17/26 962,739
Series - 2022 A (Class A3)
233,944 Santander Drive Auto Receivables Trust 0 .730 03/17/25 233,515
Series - 2020 4 (Class B)
926,095 Santander Drive Auto Receivables Trust 0 .500 04/15/25 922,728
Series - 2021 1 (Class B)
250,000 Santander Drive Auto Receivables Trust 1 .010 01/15/26 246,404
Series - 2020 4 (Class C)
500,000 Santander Drive Auto Receivables Trust 0 .750 02/17/26 487,895
Series - 2021 1 (Class C)
1,500,000 Santander Drive Auto Receivables Trust 1 .350 07/15/27 1,406,962
Series - 2021 2 (Class D)
63,566 Spirit Airlines Pass Through Trust 4 .100 04/01/28 60,854
Series - 2015 1A (Class )
500,000 Toyota Auto Receivables Owner Trust 0 .470 01/15/26 476,909
Series - 2020 D (Class A4)
500,000 Toyota Auto Receivables Owner Trust 2 .930 09/15/26 493,520
Series - 2022 B (Class A3)
1,500,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 1,388,664
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3 .110 08/16/27 490,023
Series - 2022 B (Class A4)
151,931 Union Pacific Railroad Co Pass Through Trust 2 .695 05/12/27 144,005
Series - 2015 1 (Class )
278,516 United Airlines Pass Through Trust 4 .150 04/11/24 273,331
Series - 2012 1 (Class A)
188,410 United Airlines Pass Through Trust 4 .300 08/15/25 180,095
Series - 2013 1 (Class A)
207,500 United Airlines Pass Through Trust 4 .875 01/15/26 197,044
Series - 2020 1 (Class B)
190,609 United Airlines Pass Through Trust 3 .750 09/03/26 181,493
Series - 2014 2 (Class A)
2,117,104 United Airlines Pass Through Trust 5 .875 10/15/27 2,080,032
Series - 2020 A (Class )
141,977 United Airlines Pass Through Trust 3 .450 12/01/27 132,157
Series - 2015 1 (Class AA)
152,511 United Airlines Pass Through Trust 3 .100 07/07/28 139,262
Series - 2016 1 (Class AA)
152,511 United Airlines Pass Through Trust 3 .450 07/07/28 132,135
Series - 2016 1 (Class A)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 304,848 United Airlines Pass Through Trust 2 .875% 10/07/28 $ 277,985
Series - 2016 2 (Class AA)
1,250,844 United Airlines Pass Through Trust 3 .500 03/01/30 1,142,091
Series - 2018 1 (Class AA)
318,533 United Airlines Pass Through Trust 4 .150 08/25/31 299,182
Series - 2019 1 (Class AA)
227,513 United Airlines Pass Through Trust 2 .700 05/01/32 193,984
Series - 2019 2 (Class AA)
4,410,000 Verizon Master Trust 0 .500 05/20/27 4,155,010
Series - 2021 1 (Class A)
3,000,000 Verizon Master Trust 0 .690 05/20/27 2,802,173
Series - 2021 1 (Class B)
815,000 Verizon Master Trust 0 .890 05/20/27 761,413
Series - 2021 1 (Class C)
750,000 Volkswagen Auto Lease Trust 0 .450 07/21/25 735,819
Series - 2020 A (Class A4)
2,000,000 World Omni Auto Receivables Trust 0 .300 01/15/26 1,945,639
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0 .690 06/15/27 932,469
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1 .040 06/15/27 461,023
Series - 2021 B (Class B)
500,000 World Omni Automobile Lease Securitization Trust 0 .450 02/15/24 492,188
Series - 2020 B (Class A3)
500,000 World Omni Automobile Lease Securitization Trust 0 .750 11/16/26 471,194
Series - 2021 A (Class B)
TOTAL ASSET BACKED 118,214,592
OTHER MORTGAGE BACKED - 1 .9%
2,500,000 BANK 1 .650 12/15/53 2,065,096
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1 .925 12/15/53 1,249,423
Series - 2020 BN30 (Class A4)
500,000 i BANK 2 .111 12/15/53 400,658
Series - 2020 BN30 (Class AS)
500,000 i BANK 2 .445 12/15/53 406,678
Series - 2020 BN30 (Class B)
2,000,000 BANK 1 .771 02/15/54 1,650,745
Series - 2021 BN31 (Class A3)
1,000,000 BANK 2 .036 02/15/54 837,916
Series - 2021 BN31 (Class A4)
500,000 i BANK 2 .211 02/15/54 411,033
Series - 2021 BN31 (Class AS)
500,000 i BANK 2 .383 02/15/54 408,400
Series - 2021 BN31 (Class B)
500,000 i BANK 2 .545 02/15/54 387,731
Series - 2021 BN31 (Class C)
2,000,000 BANK 3 .538 11/15/54 1,937,781
Series - 2017 BNK9 (Class A4)
1,500,000 BANK 3 .390 06/15/60 1,443,843
Series - 2017 BNK5 (Class A5)
5,000,000 BANK 3 .641 02/15/61 4,912,903
Series - 2018 BN10 (Class ASB)
2,000,000 i BANK 3 .898 02/15/61 1,920,916
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3 .584 05/15/62 7,649,594
Series - 2019 BN18 (Class A4)
5,000,000 BANK 1 .584 03/15/63 4,121,118
Series - 2020 BN28 (Class A3)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 BANK 2 .438% 06/15/63 $ 861,561
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2 .556 05/15/64 871,433
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2 .792 05/15/64 857,917
Series - 2021 BN33 (Class AS)
500,000 BANK 3 .297 05/15/64 407,981
Series - 2021 BN33 (Class C)
1,000,000 g,i BANK 2 .500 06/15/64 688,547
Series - 2021 BN35 (Class D)
3,000,000 Barclays Commercial Mortgage Trust 3 .674 02/15/50 2,927,476
Series - 2017 C1 (Class A4)
12,500,000 Barclays Commercial Mortgage Trust 2 .690 02/15/53 12,066,656
Series - 2020 C6 (Class A2)
1,047,883 Benchmark Mortgage Trust 3 .571 01/15/51 1,044,019
Series - 2018 B1 (Class A2)
1,000,000 i Benchmark Mortgage Trust 3 .878 01/15/51 945,474
Series - 2018 B1 (Class AM)
853,702 Benchmark Mortgage Trust 3 .976 07/15/51 850,190
Series - 2018 B4 (Class A2)
1,000,000 i Benchmark Mortgage Trust 4 .702 07/15/51 927,398
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3 .542 05/15/52 5,574,656
Series - 2019 B11 (Class A5)
1,000,000 i Benchmark Mortgage Trust 2 .944 02/15/53 876,848
Series - 2020 B16 (Class AM)
1,500,000 i Benchmark Mortgage Trust 3 .176 02/15/53 1,302,816
Series - 2020 B16 (Class B)
1,500,000 i Benchmark Mortgage Trust 3 .655 02/15/53 1,259,814
Series - 2020 B16 (Class C)
2,000,000 i Benchmark Mortgage Trust 4 .510 05/15/53 2,018,129
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1 .925 07/15/53 4,208,702
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .704 12/17/53 2,069,758
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1 .978 12/17/53 2,092,208
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .685 01/15/54 2,069,950
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1 .973 01/15/54 1,252,782
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2 .163 01/15/54 1,234,452
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1 .620 02/15/54 1,831,738
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1 .823 02/15/54 1,240,406
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2 .070 02/15/54 1,253,885
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2 .095 02/15/54 394,113
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2 .274 02/15/54 412,805
Series - 2021 B23 (Class AS)
500,000 i Benchmark Mortgage Trust 2 .563 02/15/54 382,147
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2 .577 04/15/54 874,618
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2 .847 04/15/54 863,501
Series - 2021 B25 (Class AS)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,700,000 Benchmark Mortgage Trust 2 .613% 06/15/54 $ 1,486,645
Series - 2021 B26 (Class A5)
702,000 i Benchmark Mortgage Trust 2 .688 06/15/54 579,227
Series - 2021 B26 (Class B)
500,000 Benchmark Mortgage Trust 2 .825 06/15/54 430,165
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2 .512 07/15/54 1,254,128
Series - 2021 B27 (Class AS)
5,000,000 Benchmark Mortgage Trust 2 .914 12/15/72 4,860,401
Series - 2019 B15 (Class A2)
1,000,000 i CD Mortgage Trust 3 .526 11/10/49 961,426
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3 .631 02/10/50 1,947,012
Series - 2017 CD3 (Class A4)
22,763 CD Mortgage Trust 3 .025 08/15/50 22,107
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3 .431 08/15/50 2,408,342
Series - 2017 CD5 (Class A4)
1,000,000 i CD Mortgage Trust 3 .684 08/15/50 953,345
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4 .279 08/15/51 1,739,596
Series - 2018 CD7 (Class A4)
1,053,000 Citigroup Commercial Mortgage Trust 3 .422 04/10/46 1,045,445
Series - 2013 GC11 (Class AS)
755,000 Citigroup Commercial Mortgage Trust 4 .023 03/10/47 752,965
Series - 2014 GC19 (Class A4)
440,887 Citigroup Commercial Mortgage Trust 3 .622 07/10/47 435,758
Series - 2014 GC23 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .635 10/10/47 492,109
Series - 2014 GC25 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .137 02/10/48 974,856
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3 .571 02/10/48 973,162
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3 .616 02/10/49 979,714
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3 .314 04/10/49 1,941,266
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .576 04/10/49 476,109
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2 .832 08/10/49 1,415,184
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .465 09/15/50 963,541
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3 .778 09/10/58 1,465,822
Series - 2015 GC33 (Class A4)
249,268 COMM Mortgage Trust 2 .941 01/10/46 248,472
Series - 2013 LC6 (Class A4)
320,069 COMM Mortgage Trust 3 .213 03/10/46 318,121
Series - 2013 CR7 (Class A4)
1,000,000 COMM Mortgage Trust 4 .046 10/10/46 994,513
Series - 2013 CR12 (Class A4)
2,750,000 COMM Mortgage Trust 3 .955 02/10/47 2,733,784
Series - 2014 CR14 (Class A3)
500,000 COMM Mortgage Trust 3 .961 03/10/47 497,123
Series - 2014 UBS2 (Class A5)
1,000,000 COMM Mortgage Trust 4 .051 04/10/47 997,103
Series - 2014 CR16 (Class A4)
1,000,000 COMM Mortgage Trust 3 .819 06/10/47 992,165
Series - 2014 UBS3 (Class A4)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 COMM Mortgage Trust 3 .694% 08/10/47 $ 987,881
Series - 2014 UBS4 (Class A5)
836,281 COMM Mortgage Trust 3 .326 11/10/47 819,984
Series - 2014 CR20 (Class A3)
1,000,000 COMM Mortgage Trust 3 .590 11/10/47 985,708
Series - 2014 CR20 (Class A4)
1,000,000 i COMM Mortgage Trust 4 .339 12/10/47 972,211
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3 .183 02/10/48 3,067,710
Series - 2015 LC19 (Class A4)
1,000,000 i COMM Mortgage Trust 4 .366 02/10/48 960,494
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3 .708 07/10/48 1,670,400
Series - 2015 LC21 (Class A4)
897,857 COMM Mortgage Trust 3 .432 08/10/48 876,165
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3 .759 08/10/48 984,310
Series - 2015 CR25 (Class A4)
855,226 COMM Mortgage Trust 3 .221 10/10/48 852,761
Series - 2015 LC23 (Class A2)
1,500,000 COMM Mortgage Trust 3 .774 10/10/48 1,475,724
Series - 2015 LC23 (Class A4)
500,000 COMM Mortgage Trust 4 .258 08/10/50 501,079
Series - 2013 CR11 (Class A4)
5,000,000 COMM Mortgage Trust 2 .827 08/15/57 4,821,869
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3 .263 08/15/57 2,692,180
Series - 2019 GC44 (Class AM)
650,000 i CSAIL Commercial Mortgage Trust 5 .085 01/15/49 606,923
Series - 2016 C6 (Class C)
2,000,000 i CSAIL Commercial Mortgage Trust 4 .224 08/15/51 1,975,482
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4 .053 03/15/52 9,790,129
Series - 2019 C15 (Class A4)
2,000,000 DBGS Mortgage Trust 4 .358 10/15/51 2,007,427
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4 .466 10/15/51 5,828,068
Series - 2018 C1 (Class A4)
3,500,000 DBJPM 3 .276 05/10/49 3,380,047
Series - 2016 C1 (Class A4)
1,000,000 DBJPM 3 .539 05/10/49 961,325
Series - 2016 C1 (Class AM)
1,590,000 DBJPM 3 .328 06/10/50 1,521,762
Series - 2017 C6 (Class A5)
5,000,000 DBJPM 1 .900 08/15/53 4,642,720
Series - 2020 C9 (Class A2)
1,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .199 12/25/27 1,317,923
Series - 2021 K741 (Class AM)
8,440,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .603 12/25/27 7,652,204
Series - 2021 K741 (Class A2)
2,951,015 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .712 07/25/28 2,675,834
Series - 2021 K744 (Class A2)
918,999 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .229 03/25/30 822,294
Series - 2021 K128 (Class A1)
976,552 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .101 08/25/30 859,596
Series - 2021 K125 (Class A1)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,980,681 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .353% 11/25/30 $ 1,764,788
Series - 2021 K127 (Class A1)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .792 01/25/31 861,166
Series - 2021 K126 (Class AM)
9,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .846 01/25/31 7,841,796
Series - 2021 K125 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .108 01/25/31 2,670,246
Series - 2021 K127 (Class A2)
1,332,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .851 02/25/31 1,150,902
Series - 2021 K127 (Class AM)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .749 03/25/31 855,326
Series - 2021 K128 (Class AM)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .020 03/25/31 1,766,958
Series - 2021 K128 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .647 05/25/31 845,541
Series - 2021 K129 (Class AM)
1,889,943 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .007 07/25/35 1,674,719
Series - 2021 1520 (Class A1)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .438 02/25/36 1,664,755
Series - 2021 1520 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .184 08/25/36 1,600,115
Series - 2021 1521 (Class A2)
300,000 GS Mortgage Securities Corp II 2 .943 02/10/46 298,114
Series - 2013 GC10 (Class A5)
300,000 GS Mortgage Securities Corp II 3 .279 02/10/46 298,049
Series - 2013 GC10 (Class AS)
800,000 GS Mortgage Securities Corp II 3 .382 05/10/50 785,145
Series - 2015 GC30 (Class A4)
500,000 GS Mortgage Securities Trust 3 .135 06/10/46 494,750
Series - 2013 GC12 (Class A4)
173,008 GS Mortgage Securities Trust 3 .813 11/10/46 172,875
Series - 2013 GC16 (Class AAB)
1,000,000 GS Mortgage Securities Trust 4 .074 01/10/47 996,426
Series - 2014 GC18 (Class A4)
1,500,000 GS Mortgage Securities Trust 3 .964 11/10/47 1,476,722
Series - 2014 GC26 (Class AS)
1,750,099 GS Mortgage Securities Trust 3 .136 02/10/48 1,702,938
Series - 2015 GC28 (Class A4)
1,423,318 GS Mortgage Securities Trust 3 .178 11/10/49 1,355,622
Series - 2016 GS4 (Class A3)
1,350,000 i GS Mortgage Securities Trust 4 .080 11/10/49 1,196,847
Series - 2016 GS4 (Class C)
817,332 GS Mortgage Securities Trust 2 .945 08/10/50 816,933
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3 .430 08/10/50 1,451,093
Series - 2017 GS7 (Class A4)
1,000,000 GS Mortgage Securities Trust 3 .872 02/10/52 993,304
Series - 2019 GC38 (Class A2)
2,500,000 GS Mortgage Securities Trust 3 .968 02/10/52 2,448,477
Series - 2019 GC38 (Class A4)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 i GS Mortgage Securities Trust 4 .309% 02/10/52 $ 473,418
Series - 2019 GC38 (Class B)
2,500,000 GS Mortgage Securities Trust 2 .898 02/13/53 2,408,566
Series - 2020 GC45 (Class A2)
4,000,000 i GS Mortgage Securities Trust 3 .173 02/13/53 3,599,378
Series - 2020 GC45 (Class AS)
2,000,000 i GS Mortgage Securities Trust 3 .405 02/13/53 1,756,602
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2 .125 05/12/53 1,721,203
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2 .377 05/12/53 3,476,412
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1 .662 12/12/53 890,675
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1 .721 12/12/53 2,461,170
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 1,657,256
Series - 2020 GSA2 (Class A5)
1,000,000 GS Mortgage Securities Trust 2 .224 12/12/53 824,777
Series - 2020 GSA2 (Class AS)
300,000 i JP Morgan Chase Commercial Mortgage Securities
Corp
5 .114 05/15/45 286,860
Series - 2012 C6 (Class D)
410,544 i JP Morgan Chase Commercial Mortgage Securities
Corp
3 .994 01/15/46 409,269
Series - 2013 C13 (Class A4)
1,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .960 04/15/46 1,484,703
Series - 2013 LC11 (Class A5)
500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
4 .166 12/15/46 497,674
Series - 2013 C16 (Class A4)
62,233 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .702 12/15/47 62,162
Series - 2013 C10 (Class ASB)
186,996 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .840 12/15/47 186,486
Series - 2012 LC9 (Class A5)
491,190 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .143 12/15/47 487,766
Series - 2013 C10 (Class A5)
574,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 569,731
Series - 2013 C10 (Class AS)
1,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .822 08/15/49 949,628
Series - 2016 JP2 (Class A4)
909,168 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .109 07/15/50 889,522
Series - 2017 JP6 (Class A3)
659,293 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .038 09/15/50 658,668
Series - 2017 JP7 (Class A2)
2,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .454 09/15/50 2,403,057
Series - 2017 JP7 (Class A5)
2,150,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .219 06/13/52 2,061,464
Series - 2019 COR5 (Class ASB)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .801 09/15/47 1,984,198
Series - 2014 C22 (Class A4)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,875,000 i JPMBB Commercial Mortgage Securities Trust 4 .118% 05/15/48 $ 1,787,689
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 2,626,022
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3 .532 10/15/48 1,056,561
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .770 12/15/48 1,974,281
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 975,608
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3 .970 03/17/49 488,513
Series - 2016 C1 (Class AS)
500,000 i JPMBB Commercial Mortgage Securities Trust 4 .890 03/17/49 489,104
Series - 2016 C1 (Class B)
1,000,000 i JPMDB Commercial Mortgage Securities Trust 3 .990 06/15/49 897,388
Series - 2016 C2 (Class B)
5,922,824 JPMDB Commercial Mortgage Securities Trust 3 .141 12/15/49 5,630,277
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .946 11/13/52 4,856,219
Series - 2019 COR6 (Class A2)
60,000 Morgan Stanley Bank of America Merrill Lynch Trust 2 .918 02/15/46 59,661
Series - 2013 C7 (Class A4)
485,066 Morgan Stanley Bank of America Merrill Lynch Trust 2 .834 05/15/46 479,749
Series - 2013 C9 (Class A3)
1,250,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .102 05/15/46 1,237,537
Series - 2013 C9 (Class A4)
500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .456 05/15/46 495,045
Series - 2013 C9 (Class AS)
240,000 i Morgan Stanley Bank of America Merrill Lynch Trust 3 .708 05/15/46 235,111
Series - 2013 C9 (Class B)
43,106 Morgan Stanley Bank of America Merrill Lynch Trust 3 .824 10/15/46 43,066
Series - 2013 C12 (Class ASB)
377,991 Morgan Stanley Bank of America Merrill Lynch Trust 3 .654 04/15/47 376,963
Series - 2014 C15 (Class ASB)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .892 06/15/47 1,987,706
Series - 2014 C16 (Class A5)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .249 02/15/48 3,414,700
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .306 04/15/48 971,682
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .732 05/15/48 983,253
Series - 2015 C24 (Class A4)
2,706,598 Morgan Stanley Bank of America Merrill Lynch Trust 3 .134 12/15/48 2,701,865
Series - 2013 C8 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .599 05/15/50 1,939,350
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3 .594 03/15/49 521,801
Series - 2016 UBS9 (Class A4)
533,571 Morgan Stanley Capital I Trust 3 .997 07/15/51 532,257
Series - 2018 H3 (Class A2)
1,000,000 i Morgan Stanley Capital I Trust 5 .026 07/15/51 944,911
Series - 2018 H3 (Class C)
1,500,000 i Morgan Stanley Capital I Trust 4 .238 10/15/51 1,497,621
Series - 2018 L1 (Class ASB)
2,000,000 Morgan Stanley Capital I Trust 4 .288 10/15/51 1,993,678
Series - 2018 L1 (Class A2)
1,500,000 i Morgan Stanley Capital I Trust 4 .407 10/15/51 1,499,568
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .071 03/15/52 976,557
Series - 2019 L2 (Class A4)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,000,000 Morgan Stanley Capital I Trust 3 .224% 06/15/52 $ 4,777,586
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3 .417 06/15/52 703,556
Series - 2019 H6 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 1 .790 07/15/53 4,164,415
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2 .438 05/15/54 1,725,718
Series - 2021 L5 (Class A3)
1,000,000 Morgan Stanley Capital I Trust 2 .951 05/15/54 872,287
Series - 2021 L5 (Class AS)
1,423,899 UBS Barclays Commercial Mortgage Trust 3 .185 03/10/46 1,416,830
Series - 2013 C5 (Class A4)
500,000 UBS Barclays Commercial Mortgage Trust 3 .244 04/10/46 496,606
Series - 2013 C6 (Class A4)
93,904 UBS Barclays Commercial Mortgage Trust 3 .525 05/10/63 93,740
Series - 2012 C2 (Class A4)
955,344 UBS Commercial Mortgage Trust 2 .998 08/15/50 954,625
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3 .426 08/15/50 1,438,362
Series - 2017 C3 (Class A4)
1,000,000 i UBS Commercial Mortgage Trust 3 .739 08/15/50 945,634
Series - 2017 C3 (Class AS)
613,496 UBS Commercial Mortgage Trust 3 .147 10/15/50 613,102
Series - 2017 C4 (Class A2)
353,653 UBS Commercial Mortgage Trust 3 .713 02/15/51 353,060
Series - 2018 C8 (Class A2)
11,000,000 UBS Commercial Mortgage Trust 4 .313 05/15/51 10,956,303
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4 .296 08/15/51 1,990,969
Series - 2018 C12 (Class A5)
2,400,000 i UBS Commercial Mortgage Trust 5 .442 12/15/51 2,072,439
Series - 2018 C14 (Class C)
875,000 i Wells Fargo Commercial Mortgage Trust 3 .872 05/15/48 856,949
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .695 11/15/48 1,963,575
Series - 2015 C31 (Class A4)
480,000 i Wells Fargo Commercial Mortgage Trust 4 .224 12/15/48 461,130
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2 .652 08/15/49 1,882,808
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2 .967 08/15/49 436,638
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3 .377 11/15/49 946,852
Series - 2016 NXS6 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 4 .152 08/15/51 1,976,816
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3 .760 03/15/52 2,589,264
Series - 2019 C49 (Class A4)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .635 05/15/52 1,946,376
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4 .192 05/15/52 3,043,353
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3 .040 10/15/52 9,153,869
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1 .810 07/15/53 2,084,712
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2 .092 07/15/53 1,259,111
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2 .398 07/15/53 419,360
Series - 2020 C58 (Class AS)

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 10,000,000 Wells Fargo Commercial Mortgage Trust 1 .864% 08/15/53 $ 8,380,350
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2 .626 04/15/54 1,647,105
Series - 2021 C59 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3 .896 03/15/59 107,936
Series - 2016 C33 (Class C)
775,000 WF-RBS Commercial Mortgage Trust 3 .241 12/15/45 768,682
Series - 2012 C10 (Class AS)
600,000 WF-RBS Commercial Mortgage Trust 3 .337 06/15/46 590,749
Series - 2013 C14 (Class A5)
500,000 i WF-RBS Commercial Mortgage Trust 4 .646 03/15/47 479,642
Series - 2014 C19 (Class C)
1,000,000 i WF-RBS Commercial Mortgage Trust 4 .723 03/15/47 978,415
Series - 2014 C19 (Class B)
349,331 WF-RBS Commercial Mortgage Trust 3 .198 03/15/48 347,621
Series - 2013 C12 (Class A4)
TOTAL OTHER MORTGAGE BACKED 373,470,171
TOTAL STRUCTURED ASSETS 491,684,763
(Cost $535,040,975)
TOTAL BONDS 19,815,077,184
(Cost $21,795,035,377)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 24,000,000 Federal Home Loan Bank (FHLB) 0 .000 07/15/22 23,986,941
TOTAL GOVERNMENT AGENCY DEBT 23,986,941
REPURCHASE AGREEMENT - 0 .9%
184,275,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 184,275,000
TOTAL REPURCHASE AGREEMENT 184,275,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .5%
100,376,877 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 100,376,877
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 100,376,877
TOTAL SHORT-TERM INVESTMENTS 308,638,818
(Cost $308,640,677)
TOTAL INVESTMENTS - 101.0% 20,123,716,002
(Cost $22,103,676,054)
OTHER ASSETS & LIABILITIES, NET - (1.0)% (207,077,071)
NET ASSETS - 100.0% $ 19,916,638,931
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust

Portfolio of investments (unaudited)
Bond Index Fund June 30, 2022

TIAA-CREF Funds
concluded
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $106,836,526.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $107,813,930 or 0.5% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $184,275,000 on 7/1/22, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $187,960,507.

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.1%
AUTOMOBILES & COMPONENTS - 0 .0%
$ 447,326 i Clarios Global LP LIBOR  1M + 3.250% 4 .916% 04/30/26 $ 416,573
798,518 i Gates Global LLC LIBOR  1M + 2.500% 4 .166 03/31/27 751,805
TOTAL AUTOMOBILES & COMPONENTS 1,168,378
BANKS - 0 .0%
275,000 i Amentum Government Services Holdings LLC SOFR  3M + 4.000% 4 .777 02/15/29 261,080
TOTAL BANKS 261,080
CAPITAL GOODS - 0 .1%
701,491 i Avolon TLB Borrower US LLC LIBOR  1M + 1.750% 3 .345 01/15/25 668,282
901,891 i Avolon TLB Borrower US LLC LIBOR 1 M + 1.500% 3 .095 02/12/27 849,473
477,500 i Clydesdale Acquisition Holdings, Inc SOFR  1M + 4.250% 5 .875 04/13/29 445,493
836,396 i Cornerstone Building Brands, Inc LIBOR  1M + 3.250% 4 .574 04/12/28 690,027
378,504 i Prometric Holdings Inc LIBOR  1M + 3.000% 4 .670 01/29/25 350,748
415,909 i SRAM LLC LIBOR  3M + 2.750% 3 .250 05/18/28 394,939
1,440,452 i TransDigm, Inc LIBOR  1M + 2.250% 3 .916 08/22/24 1,386,292
471,796 i TransDigm, Inc LIBOR  1M + 2.250% 3 .916 12/09/25 446,371
577,715 i Univar Solutions USA, Inc LIBOR  1M + 1.750% 3 .416 05/26/28 566,068
TOTAL CAPITAL GOODS 5,797,693
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
645,272 i Clean Harbors, Inc LIBOR  1M + 1.750% 3 .416 06/28/24 639,225
659,888 i Dun & Bradstreet Corp LIBOR  1M + 3.250% 4 .874 02/06/26 621,325
671,949 i GFL Environmental, Inc LIBOR 1 M + 3.000% 3 .500 05/31/25 653,752
1,225,939 i Intrado Corp LIBOR  1M + 4.000% 5 .666 10/10/24 1,037,279
719,858 i Peraton Corp LIBOR  1M + 3.750% 4 .514 02/01/28 674,479
1,295,762 i Prime Security Services Borrower LLC LIBOR  3M + 2.750% 3 .500 09/23/26 1,206,951
727,330 i Sedgwick Claims Management Services, Inc LIBOR  1M + 3.250% 4 .916 12/31/25 681,508
460,969 i Spin Holdco, Inc LIBOR  3M + 4.000% 5 .611 03/04/28 423,400
870,847 i Trans Union LLC LIBOR  1M + 2.250% 3 .916 12/01/28 828,576
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,766,495
CONSUMER DURABLES & APPAREL - 0 .0%
992,500 i Conair Holdings LLC LIBOR  3M + 3.750% 6 .000 05/17/28 827,080
779,343 i Great Outdoors Group LLC LIBOR  1M + 3.750% 5 .416 03/06/28 708,423
1,057,978 i Samsonite IP Holdings Sarl LIBOR  1M + 1.750% 3 .416 04/25/25 1,009,311
TOTAL CONSUMER DURABLES & APPAREL 2,544,814
CONSUMER SERVICES - 0 .1%
1,321,952 i 1011778 BC ULC LIBOR  1M + 1.750% 3 .416 11/19/26 1,259,490
1,361,250 i AlixPartners LLP LIBOR  1M + 2.750% 4 .416 02/04/28 1,291,268
353,700 i Caesars Resort Collection LLC LIBOR  1M + 3.500% 5 .166 07/21/25 340,171
590,529 i Carnival Corp LIBOR  3M + 3.250% 6 .127 10/18/28 528,523
661,675 i CCC Intelligent Solutions, Inc LIBOR  3M + 2.250% 4 .500 09/21/28 626,275
987,047 i ClubCorp Holdings, Inc LIBOR  3M + 2.750% 5 .000 09/18/24 907,205
455,000 h,i Element Materials Technology Group US Holdings, Inc SOFR  1M + 4.250% 4 .750 04/12/29 435,663
210,000 h,i Element Materials Technology Group US Holdings, Inc SOFR  3M + 4.250% 6 .535 04/12/29 201,075
974,986 i Fertitta Entertainment LLC SOFR  1M + 4.000% 5 .525 01/27/29 896,626
866,250 i IRB Holding Corp SOFR  1M + 3.000% 4 .238 12/15/27 811,390
383,674 i KFC Holding Co LIBOR  1M + 1.750% 3 .345 03/09/28 377,919
122,019 i KUEHG Corp LIBOR  3M + 3.750% 4 .756 02/21/25 113,260
643,824 i Life Time, Inc LIBOR  3M + 4.750% 6 .325 12/10/24 634,166
310,500 i Penn National Gaming, Inc SOFR  1M + 2.750% 4 .375 05/03/29 297,111
2,246,648 i Sophia LP LIBOR 1 M + 3.750% 4 .256 10/07/27 2,090,798
1,368,116 i Stars Group Holdings BV LIBOR  3M + 2.250% 4 .500 07/21/26 1,298,493
448,517 i Sterling Midco Holdings, Inc LIBOR  3M + 3.500% 5 .075 06/19/24 441,789
TOTAL CONSUMER SERVICES 12,551,222

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS - 0 .0%
$ 602,320 i Lions Gate Capital Holdings LLC LIBOR  1M + 2.250% 3 .916% 03/24/25 $ 580,865
1,361,250 i Reynolds Group Holdings, Inc LIBOR  1M + 3.250% 4 .916 02/05/26 1,266,820
TOTAL DIVERSIFIED FINANCIALS 1,847,685
ENERGY - 0 .0%
1,393,098 i Buckeye Partners LP LIBOR  1M + 2.250% 3 .916 11/01/26 1,329,544
946,601 i Delek US Holdings, Inc LIBOR  1M + 2.250% 3 .916 03/31/25 904,004
193,674 i DT Midstream, Inc LIBOR  1M + 2.000% 3 .688 06/26/28 192,948
TOTAL ENERGY 2,426,496
FOOD & STAPLES RETAILING - 0 .0%
1,094,500 i US Foods, Inc LIBOR  3M + 2.750% 4 .325 11/22/28 1,040,049
TOTAL FOOD & STAPLES RETAILING 1,040,049
FOOD, BEVERAGE & TOBACCO - 0 .1%
964,546 i Chobani LLC LIBOR  1M + 3.500% 5 .166 10/20/27 872,432
147,000 i Froneri US, Inc LIBOR  1M + 2.250% 3 .916 01/29/27 134,934
1,881,000 i Hayward Industries, Inc LIBOR  1M + 2.500% 4 .166 05/28/28 1,786,367
712,723 i Hearthside Food Solutions LLC LIBOR  1M + 3.688% 5 .354 05/23/25 637,737
974,937 i Hostess Brands LLC LIBOR  3M + 2.250% 3 .489 08/01/25 932,108
506,312 i Triton Water Holdings, Inc LIBOR  3M + 3.500% 5 .750 03/31/28 446,461
TOTAL FOOD, BEVERAGE & TOBACCO 4,810,039
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
783,018 i ADMI Corp LIBOR  1M + 3.375% 5 .041 12/23/27 711,849
948,321 i Change Healthcare Holdings LLC LIBOR  1M + 2.500% 4 .166 03/01/24 920,943
592,341 i Da Vinci Purchaser Corp LIBOR  3M + 4.000% 5 .006 01/08/27 559,762
1,215,703 i DaVita, Inc LIBOR  1M + 1.750% 3 .416 08/12/26 1,123,553
611,199 i Global Medical Response, Inc LIBOR  3M + 4.250% 5 .250 10/02/25 567,272
628,509 i Grifols Worldwide Operations USA, Inc LIBOR  1M + 2.000% 3 .666 11/15/27 592,608
598,734 i NMN Holdings III Corp LIBOR  1M + 3.750% 5 .416 11/13/25 541,855
128,471 i NMN Holdings III Corp LIBOR  1M + 3.750% 5 .416 11/13/25 116,266
1,905,750 i Onex TSG Intermediate Corp LIBOR  1M + 4.750% 6 .416 02/28/28 1,769,965
987,500 i Phoenix Guarantor, Inc LIBOR  1M + 3.500% 5 .142 03/05/26 924,685
1,359,493 i RegionalCare Hospital Partners Holdings, Inc LIBOR  1M + 3.750% 4 .250 11/16/25 1,265,811
946,734 i Select Medical Corp LIBOR  1M + 2.500% 4 .170 03/06/25 904,130
1,165,128 i Surgery Center Holdings, Inc LIBOR  1M + 3.750% 4 .950 09/03/26 1,083,208
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,081,907
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
666,563 i Energizer Holdings, Inc LIBOR  1M + 2.250% 3 .875 12/16/27 631,155
988,875 i Weber-Stephen Products LLC LIBOR  1M + 3.250% 4 .916 10/29/27 894,932
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,526,087
INSURANCE - 0 .0%
672,263 i Acrisure LLC LIBOR  1M + 3.500% 5 .166 02/15/27 615,120
15,350 i Alliant Holdings Intermediate LLC LIBOR  1M + 3.500% 5 .009 11/05/27 14,241
915,343 i Asurion LLC LIBOR  1M + 3.000% 4 .666 11/03/24 856,303
424,113 i Asurion LLC LIBOR 1 M + 3.250% 4 .916 12/23/26 383,559
764,468 i HUB International Ltd LIBOR  3M + 3.250% 4 .348 04/25/25 723,554
978,878 i NFP Corp LIBOR  1M + 3.250% 4 .916 02/15/27 902,525
474,485 i USI, Inc LIBOR  3M + 3.000% 5 .250 05/16/24 454,025
TOTAL INSURANCE 3,949,327
MATERIALS - 0 .1%
678,773 i Asplundh Tree Expert LLC LIBOR  1M + 1.750% 3 .416 09/07/27 653,882
1,207,800 i Eco Services Operations Corp LIBOR  3M + 2.500% 3 .739 06/09/28 1,151,939
710,362 i H.B. Fuller Co LIBOR  1M + 2.000% 3 .595 10/21/24 706,426
765,313 i Kloeckner Pentaplast of America, Inc LIBOR  6M + 4.750% 5 .554 02/12/26 644,776
391,174 i Messer Industries USA, Inc LIBOR  3M + 2.500% 4 .750 03/01/26 372,593
146,139 i Quikrete Holdings, Inc LIBOR  1M + 2.625% 3 .685 02/01/27 136,567

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 299,701 i Reynolds Consumer Products LLC LIBOR  1M + 1.750% 3 .416% 02/04/27 $ 287,407
740,068 i Tamko Building Products, Inc LIBOR  3M + 3.000% 4 .239 05/29/26 691,039
869,593 i Tronox Finance LLC LIBOR  1M + 2.250% 3 .916 03/10/28 826,114
144,275 i WR Grace Holdings LLC LIBOR  3M + 3.750% 6 .063 09/22/28 136,556
TOTAL MATERIALS 5,607,299
MEDIA & ENTERTAINMENT - 0 .2%
925,571 i Alliance Laundry Systems LLC LIBOR  3M + 3.500% 4 .521 10/08/27 877,562
487,080 i Altice Financing S.A. LIBOR  3M + 2.750% 3 .794 02/02/26 438,981
608,144 i Arterra Wines Canada, Inc LIBOR  3M + 3.500% 5 .750 11/19/27 566,589
294,750 i Banijay Group US Holding, Inc LIBOR  1M + 3.750% 4 .870 03/03/25 278,907
197,000 i Cablevision Lightpath LLC LIBOR  1M + 3.250% 4 .574 11/30/27 185,304
2,524 i Cirque Du Soleil Holding USA Newco, Inc LIBOR  3M + 1.000% 2 .000 11/24/27 2,465
592,500 i CNT Holdings I Corp LIBOR  1M + 3.500% 4 .690 11/08/27 561,269
940,000 i Coral-US Co-Borrower LLC LIBOR  1M + 3.000% 4 .324 10/15/29 878,665
500,000 i Delta 2 Lux Sarl LIBOR  1M + 2.500% 4 .166 02/01/24 486,500
287,329 i Diamond Sports Group LLC SOFR  1M + 8.000% 9 .181 05/25/26 285,412
1,462,500 †,i Diamond Sports Group LLC LIBOR 1 M + 3.250% 3 .545 08/24/26 336,375
913,850 i DIRECTV Financing LLC LIBOR  1M + 5.000% 6 .666 08/02/27 838,841
990,729 i INEOS US Petrochem LLC LIBOR  1M + 2.750% 4 .416 01/29/26 932,831
1,197,000 i Mozart Borrower LP LIBOR  1M + 3.250% 4 .916 10/23/28 1,108,159
231,080 i Nielsen Finance LLC LIBOR  1M + 2.000% 3 .190 10/04/23 229,456
543,769 i Organon & Co LIBOR  3M + 3.000% 4 .625 06/02/28 522,247
420,748 i Park River Holdings, Inc LIBOR  3M + 3.250% 4 .217 12/28/27 342,384
498,750 i Phoenix Newco, Inc LIBOR  1M + 3.250% 3 .750 11/15/28 467,329
685,983 i Rackspace Technology Global, Inc LIBOR  3M + 2.750% 4 .160 02/03/28 623,387
1,218,875 i Radiate Holdco LLC LIBOR 1 M + 3.250% 4 .000 09/25/26 1,130,506
962,878 i Ryan Specialty Group LLC SOFR  1M + 3.000% 4 .625 09/01/27 924,363
275,000 i SkyMiles IP Ltd LIBOR  3M + 3.750% 4 .813 10/20/27 273,023
946 i TK Elevator US Newco, Inc LIBOR  6M + 3.500% 4 .019 07/30/27 884
1,082,575 i TricorBraun Holdings, Inc LIBOR  1M + 3.250% 4 .310 03/03/28 1,004,283
329,949 i Univision Communications, Inc LIBOR  1M + 3.250% 4 .310 03/15/26 311,115
950,000 i Virgin Media Bristol LLC LIBOR  1M + 2.500% 3 .824 01/31/28 887,718
262,703 i Wand NewCo 3, Inc LIBOR  1M + 3.000% 4 .666 02/05/26 243,329
684,268 i Woof Holdings, Inc LIBOR  3M + 3.750% 5 .813 12/21/27 638,080
TOTAL MEDIA & ENTERTAINMENT 15,375,964
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
572,128 i Avantor, Inc LIBOR  1M + 2.250% 3 .916 11/08/27 548,797
962,563 i Catalent Pharma Solutions, Inc LIBOR  1M + 2.000% 3 .625 02/22/28 946,681
706,440 i Endo Luxembourg Finance Co I Sarl LIBOR  1M + 5.000% 6 .688 03/27/28 538,590
1,277,545 i Horizon Therapeutics USA, Inc LIBOR  1M + 2.000% 3 .625 05/22/26 1,229,637
491,259 i Jazz Financing Lux Sarl LIBOR  1M + 3.500% 5 .166 05/05/28 467,694
297,000 i Perrigo Investments LLC SOFR  1M + 2.500% 3 .645 04/06/29 285,120
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,016,519
REAL ESTATE - 0 .0%
885,812 i Cushman & Wakefield plc LIBOR  1M + 2.750% 4 .416 08/21/25 831,999
TOTAL REAL ESTATE 831,999
RETAILING - 0 .0%
597,250 i Chariot Buyer LLC LIBOR  1M + 3.500% 5 .166 11/03/28 538,021
610,572 h,i LS GROUP OPCO ACQUISITIO LIBOR  3M + 3.250% 4 .000 11/02/27 568,595
782,020 i Resideo Funding, Inc LIBOR  3M + 2.250% 3 .650 02/09/28 750,739
962,688 i Staples, Inc LIBOR  3M + 5.000% 6 .286 04/16/26 834,593
TOTAL RETAILING 2,691,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
2,748,998 h,i Bright Bidco BV LIBOR  3M + 3.500% 4 .774 06/30/24 1,208,570
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,208,570

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES - 0 .1%
$ 467,000 i Avaya Holdings Corp LIBOR  1M + 4.250% 5 .574% 12/15/27 $ 350,250
384,707 i Camelot Finance S.A. LIBOR  1M + 3.000% 4 .666 10/30/26 363,229
985,000 i Camelot US Acquisition LIBOR  1M + 3.000% 4 .666 10/31/26 926,717
773,501 i Hyland Software, Inc LIBOR  1M + 3.500% 5 .166 07/01/24 744,711
847,875 i Informatica LLC LIBOR  1M + 2.750% 3 .563 10/27/28 802,836
65,643 i IQVIA, Inc LIBOR  1M + 1.750% 3 .416 03/07/24 64,248
508,000 i Light & Wonder, Inc 0 .000 04/07/29 481,330
1,174,100 i Magenta Buyer LLC LIBOR  3M + 5.000% 6 .230 07/27/28 1,052,076
144,000 i Mitnick Corporate Purchaser, Inc SOFR  3M + 4.750% 5 .924 05/02/29 136,440
1,090,000 h,i NortonLifeLock, Inc SOFR + 2.000% 2 .500 01/28/29 1,031,140
472,625 i RealPage, Inc LIBOR  1M + 3.250% 4 .310 04/24/28 435,798
685 i Rocket Software, Inc LIBOR  1M + 4.250% 5 .916 11/28/25 635
469,100 i SS&C Technologies, Inc SOFR  1M + 2.250% 3 .875 03/22/29 445,880
669,241 i SS&C Technologies, Inc SOFR 1M + 2.250% 3 .875 03/22/29 636,114
TOTAL SOFTWARE & SERVICES 7,471,404
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
495,000 i Ingram Micro, Inc LIBOR  3M + 3.500% 5 .750 06/30/28 467,156
755,472 i TTM Technologies, Inc LIBOR  1M + 2.500% 3 .562 09/28/24 742,961
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,210,117
TELECOMMUNICATION SERVICES - 0 .0%
470,892 i CommScope, Inc LIBOR  1M + 3.250% 4 .916 04/06/26 421,745
830,735 i MLN US Holdco LLC LIBOR  1M + 4.500% 5 .620 11/28/25 537,486
974,160 i SFR Group S.A. LIBOR  3M + 3.688% 4 .732 01/31/26 884,050
623,553 i Zayo Group Holdings, Inc LIBOR  1M + 3.000% 4 .666 03/09/27 573,113
TOTAL TELECOMMUNICATION SERVICES 2,416,394
TRANSPORTATION - 0 .1%
250,000 i Air Canada LIBOR  3M + 3.500% 4 .250 08/11/28 229,375
1,439,394 i American Airlines, Inc LIBOR  3M + 2.000% 2 .840 12/14/23 1,389,562
750,000 i American Airlines, Inc LIBOR  3M + 4.750% 5 .813 04/20/28 714,105
311,575 i Avis Budget Car Rental LLC LIBOR  1M + 1.750% 3 .420 08/06/27 294,292
377,150 i CHG Healthcare Services, Inc LIBOR  3M + 3.250% 4 .750 09/29/28 355,841
995,000 i Gulf Finance LLC LIBOR  1M + 6.750% 7 .870 08/25/26 731,952
550,000 i Mileage Plus Holdings LLC LIBOR  3M + 5.250% 7 .313 06/18/27 542,300
1,000,000 i XPO Logistics, Inc LIBOR  1M + 1.750% 2 .870 02/24/25 951,250
TOTAL TRANSPORTATION 5,208,677
UTILITIES - 0 .1%
385,843 i AssuredPartners, Inc LIBOR  1M + 3.500% 5 .166 02/12/27 360,860
918,891 i Calpine Corp LIBOR  1M + 2.500% 4 .170 12/16/27 871,486
663,511 i Covanta Holding Corp LIBOR  1M + 2.500% 4 .166 11/30/28 625,691
49,826 i Covanta Holding Corp LIBOR 1 M + 2.500% 4 .166 11/30/28 46,986
1,475,744 i First Eagle Holdings, Inc LIBOR  3M + 2.500% 4 .750 02/02/27 1,374,287
1,944,290 i Gopher Resource LLC LIBOR  1M + 3.250% 4 .916 03/06/25 1,588,076
723,827 i Seattle SpinCo, Inc LIBOR  1M + 2.750% 4 .416 06/21/24 685,826
581,021 i Seattle SpinCo, Inc SOFR 1M + 4.000% 5 .609 02/26/27 527,276
1,020,538 i Utz Quality Foods LLC LIBOR  1M + 3.000% 4 .666 01/20/28 970,787
897,370 i Vistra Operations Co LLC LIBOR  1M + 1.750% 3 .273 12/31/25 857,643
TOTAL UTILITIES 7,908,918
TOTAL BANK LOAN OBLIGATIONS 109,719,081
(Cost $118,919,081)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 96.2%
CORPORATE BONDS - 35.3%
AUTOMOBILES & COMPONENTS - 0 .4%
$ 4,500,000 g Adient Global Holdings Ltd 4 .875% 08/15/26 $ 3,949,470
225,000 Dana, Inc 5 .375 11/15/27 194,960
225,000 e Dana, Inc 5 .625 06/15/28 193,676
325,000 Dana, Inc 4 .250 09/01/30 252,266
1,755,000 Ford Motor Co 3 .250 02/12/32 1,312,564
4,900,000 g Gates Global LLC 6 .250 01/15/26 4,544,750
5,550,000 General Motors Co 6 .125 10/01/25 5,737,248
1,400,000 General Motors Co 5 .000 10/01/28 1,356,470
1,700,000 General Motors Co 6 .600 04/01/36 1,721,570
10,050,000 General Motors Co 5 .200 04/01/45 8,441,457
475,000 General Motors Co 6 .750 04/01/46 476,607
2,000,000 e Goodyear Tire & Rubber Co 5 .000 07/15/29 1,656,314
5,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 4,057,100
3,000,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 2,834,022
500,000 g,o IHO Verwaltungs GmbH 6 .375 05/15/29 435,100
1,750,000 Magna International, Inc 3 .625 06/15/24 1,749,332
TOTAL AUTOMOBILES & COMPONENTS 38,912,906
BANKS - 8 .3%
2,000,000 e,g Akbank T.A.S. 6 .800 02/06/26 1,787,005
1,500,000 g Akbank T.A.S. 6 .800 06/22/31 1,270,493
2,995,000 g Australia & New Zealand Banking Group Ltd 2 .950 07/22/30 2,822,758
10,000,000 g Australia & New Zealand Banking Group Ltd 6 .750 N/A‡ 9,825,000
3,000,000 e Banco Bilbao Vizcaya Argentaria S.A. 6 .500 N/A‡ 2,739,344
2,100,000 e,g Banco de Credito del Peru 2 .700 01/11/25 1,971,375
4,150,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 3,423,750
2,855,000 g Banco do Brasil S.A. 3 .250 09/30/26 2,580,206
1,725,000 g Banco Industrial S.A. 4 .875 01/29/31 1,590,418
2,000,000 g Banco Internacional del Peru SAA Interbank 3 .375 01/18/23 1,992,000
3,300,000 g Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 3,052,500
1,725,000 g Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,514,136
2,800,000 g Banco Santander Mexico S.A. Institucion de Banca
Multiple Grupo Financiero Santand
5 .375 04/17/25 2,809,212
3,400,000 Banco Santander S.A. 1 .722 09/14/27 2,951,123
4,200,000 Banco Santander S.A. 3 .800 02/23/28 3,928,825
5,400,000 Banco Santander S.A. 4 .750 N/A‡ 4,415,531
2,000,000 Banco Santander S.A. 7 .500 N/A‡ 1,955,000
3,700,000 Bancolombia S.A. 3 .000 01/29/25 3,406,128
1,825,000 Bancolombia S.A. 4 .625 12/18/29 1,592,312
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,172,933
2,500,000 g Banistmo S.A. 4 .250 07/31/27 2,337,500
4,000,000 g Bank Hapoalim BM 3 .255 01/21/32 3,420,000
8,000,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 7,000,000
32,525,000 Bank of America Corp 0 .810 10/24/24 30,997,969
10,000,000 Bank of America Corp 4 .000 01/22/25 9,955,577
1,000,000 Bank of America Corp 4 .450 03/03/26 995,164
23,880,000 Bank of America Corp 2 .592 04/29/31 20,253,656
15,000,000 Bank of America Corp 1 .898 07/23/31 11,988,164
56,165,000 Bank of America Corp 1 .922 10/24/31 44,863,964
5,000,000 Bank of America Corp 2 .687 04/22/32 4,197,589
9,300,000 Bank of America Corp 2 .572 10/20/32 7,670,752
23,300,000 Bank of America Corp 2 .972 02/04/33 19,849,813
7,200,000 Bank of America Corp 3 .846 03/08/37 6,223,314
8,925,000 Bank of America Corp 2 .676 06/19/41 6,421,706
2,000,000 Bank of America Corp 4 .375 N/A‡ 1,659,540
11,300,000 Bank of America Corp 6 .100 N/A‡ 11,126,884

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 5,000,000 Bank of America Corp 6 .250 % N/A‡ $ 4,860,000
7,000,000 Barclays plc 3 .932 05/07/25 6,885,983
600,000 Barclays plc 2 .279 11/24/27 531,907
4,700,000 Barclays plc 3 .330 11/24/42 3,493,166
5,000,000 Barclays plc 6 .125 N/A‡ 4,642,386
5,550,000 g BNP Paribas S.A. 2 .819 11/19/25 5,301,785
5,895,000 g BNP Paribas S.A. 1 .904 09/30/28 5,037,840
2,800,000 g BNP Paribas S.A. 2 .588 08/12/35 2,203,921
2,000,000 g BNP Paribas S.A. 6 .625 N/A‡ 1,917,500
12,906,000 g BNP Paribas S.A. 7 .375 N/A‡ 12,776,266
3,500,000 g CIMB Bank Bhd 2 .125 07/20/27 3,175,044
5,750,000 Citigroup, Inc 3 .875 03/26/25 5,669,703
4,025,000 Citigroup, Inc 3 .200 10/21/26 3,829,966
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,168,311
5,975,000 Citigroup, Inc 4 .450 09/29/27 5,851,506
20,000,000 Citigroup, Inc 2 .572 06/03/31 16,811,775
18,925,000 Citigroup, Inc 2 .520 11/03/32 15,354,851
12,750,000 Citigroup, Inc 4 .910 05/24/33 12,580,751
3,000,000 Citigroup, Inc 5 .950 N/A‡ 2,785,054
4,000,000 Citigroup, Inc 6 .300 N/A‡ 3,733,080
4,900,000 Citigroup, Inc 6 .250 N/A‡ 4,776,936
6,315,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 5,760,101
4,175,000 Cooperatieve Rabobank UA 3 .750 07/21/26 3,980,882
3,050,000 g Credicorp Ltd 2 .750 06/17/25 2,830,095
12,000,000 g Credit Agricole S.A. 8 .125 N/A‡ 12,287,649
1,525,000 g DBS Group Holdings Ltd 4 .520 12/11/28 1,537,078
3,150,000 g Development Bank of Kazakhstan JSC 2 .950 05/06/31 2,375,685
4,200,000 Discover Bank 2 .450 09/12/24 4,039,201
5,400,000 Discover Bank 3 .450 07/27/26 5,101,694
2,275,000 Discover Bank 2 .700 02/06/30 1,899,815
850,000 g Grupo Aval Ltd 4 .750 09/26/22 846,609
1,675,000 g Grupo Aval Ltd 4 .375 02/04/30 1,247,875
2,160,000 g Hana Bank 3 .500 N/A‡ 1,973,195
4,535,000 HSBC Holdings plc 1 .645 04/18/26 4,154,469
625,000 HSBC Holdings plc 3 .900 05/25/26 610,843
11,915,000 HSBC Holdings plc 4 .292 09/12/26 11,640,835
750,000 HSBC Holdings plc 4 .375 11/23/26 733,103
14,500,000 HSBC Holdings plc 2 .251 11/22/27 12,919,016
1,850,000 HSBC Holdings plc 2 .013 09/22/28 1,582,372
3,850,000 HSBC Holdings plc 3 .973 05/22/30 3,536,493
2,430,000 HSBC Holdings plc 2 .848 06/04/31 2,053,190
590,000 HSBC Holdings plc 6 .800 06/01/38 636,653
5,000,000 HSBC Holdings plc 6 .375 N/A‡ 4,834,746
18,250,000 HSBC Holdings plc 6 .000 N/A‡ 16,356,563
360,000 Huntington Bancshares, Inc 4 .000 05/15/25 358,184
2,875,000 g ICICI Bank Ltd 3 .800 12/14/27 2,751,291
8,225,000 g ING Groep NV 1 .400 07/01/26 7,471,393
400,000 ING Groep NV 3 .950 03/29/27 385,453
5,000,000 ING Groep NV 3 .875 N/A‡ 3,621,072
3,000,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 2,707,500
8,150,000 JPMorgan Chase & Co 2 .301 10/15/25 7,760,461
1,075,000 JPMorgan Chase & Co 2 .005 03/13/26 1,006,676
2,500,000 JPMorgan Chase & Co 3 .200 06/15/26 2,411,999
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,466,929
13,000,000 JPMorgan Chase & Co 4 .203 07/23/29 12,538,301
19,405,000 JPMorgan Chase & Co 3 .702 05/06/30 18,050,917
2,150,000 JPMorgan Chase & Co 2 .956 05/13/31 1,856,275
40,560,000 JPMorgan Chase & Co 1 .953 02/04/32 32,418,540
20,500,000 JPMorgan Chase & Co 2 .963 01/25/33 17,596,397
17,600,000 JPMorgan Chase & Co 3 .157 04/22/42 13,673,784

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 700,000 JPMorgan Chase & Co 4 .260% 02/22/48 $ 624,187
7,380,000 JPMorgan Chase & Co 3 .650 N/A‡ 6,044,220
2,500,000 i JPMorgan Chase & Co LIBOR 3 M + 3.320% 5 .597 N/A‡ 2,337,500
6,535,000 JPMorgan Chase & Co 5 .000 N/A‡ 5,767,138
16,000,000 JPMorgan Chase & Co 6 .100 N/A‡ 14,940,800
8,100,000 Lloyds Banking Group plc 6 .750 N/A‡ 7,624,692
10,800,000 Lloyds Banking Group plc 7 .500 N/A‡ 10,526,459
5,000,000 Lloyds Banking Group plc 7 .500 N/A‡ 4,850,000
7,150,000 M&T Bank Corp 3 .500 N/A‡ 5,451,875
7,200,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 6,833,316
2,070,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 1,900,574
3,000,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,580,000
5,170,000 Natwest Group plc 3 .032 11/28/35 4,127,155
2,900,000 NatWest Group plc 5 .516 09/30/28 2,920,657
8,000,000 g NBK SPC Ltd 1 .625 09/15/27 7,135,680
3,000,000 g NBK Tier  Financing Ltd 3 .625 N/A‡ 2,695,620
5,470,000 g Nordea Bank Abp 6 .625 N/A‡ 5,217,945
2,335,000 g Oversea-Chinese Banking Corp Ltd 1 .832 09/10/30 2,151,236
4,720,000 PNC Bank NA 2 .700 10/22/29 4,113,013
1,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 1,503,642
4,105,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 3,117,014
2,500,000 i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3 .804 N/A‡ 2,406,242
5,100,000 Royal Bank of Canada 2 .550 07/16/24 4,979,702
4,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 4,224,598
1,300,000 Toronto-Dominion Bank 3 .625 09/15/31 1,253,032
570,000 Truist Bank 2 .450 08/01/22 570,000
5,000,000 Truist Bank 3 .689 08/02/24 4,996,460
1,960,000 Truist Bank 2 .250 03/11/30 1,641,128
1,960,000 Truist Financial Corp 1 .200 08/05/25 1,800,611
7,000,000 Truist Financial Corp 4 .950 N/A‡ 6,814,061
5,000,000 Truist Financial Corp 4 .800 N/A‡ 4,474,500
4,500,000 Truist Financial Corp 5 .100 N/A‡ 4,072,500
1,500,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,275,210
3,000,000 g Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 2,607,391
1,550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 1,269,094
3,500,000 g UBS Group AG. 3 .179 02/11/43 2,637,402
3,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 2,752,930
1,400,000 g United Overseas Bank Ltd 3 .750 04/15/29 1,388,729
3,700,000 g United Overseas Bank Ltd 2 .000 10/14/31 3,334,199
1,600,000 Wells Fargo & Co 3 .750 01/24/24 1,603,789
3,425,000 Wells Fargo & Co 3 .550 09/29/25 3,363,909
9,300,000 Wells Fargo & Co 3 .526 03/24/28 8,808,470
10,475,000 Wells Fargo & Co 2 .393 06/02/28 9,380,665
8,000,000 Wells Fargo & Co 5 .900 N/A‡ 7,233,600
13,720,000 Wells Fargo & Co 3 .900 N/A‡ 11,816,350
9,500,000 Wells Fargo & Co 5 .875 N/A‡ 9,261,550
3,020,000 Westpac Banking Corp 2 .668 11/15/35 2,403,688
TOTAL BANKS 810,995,239
CAPITAL GOODS - 1 .1%
1,354,000 Air Lease Corp 3 .000 02/01/30 1,104,951
3,140,000 Air Lease Corp 3 .125 12/01/30 2,566,413
2,430,000 g Airbus SE 3 .150 04/10/27 2,340,482
650,000 g BAE Systems plc 1 .900 02/15/31 522,858
2,000,000 g BOC Aviation Ltd 3 .000 09/11/29 1,786,659
17,400,000 Boeing Co 2 .196 02/04/26 15,683,762
1,350,000 Boeing Co 3 .250 02/01/28 1,206,382
6,900,000 Boeing Co 2 .950 02/01/30 5,741,525
3,700,000 Boeing Co 3 .625 02/01/31 3,193,691
1,825,000 Boeing Co 3 .250 02/01/35 1,380,906

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 3,600,000 Boeing Co 5 .705% 05/01/40 $ 3,357,959
11,000,000 Boeing Co 5 .805 05/01/50 10,103,189
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,486,906
500,000 Ingersoll-Rand Global Holding Co Ltd 3 .750 08/21/28 472,077
3,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 3,511,630
7,145,000 John Deere Capital Corp 2 .000 06/17/31 6,067,367
1,100,000 L3Harris Technologies, Inc 3 .850 06/15/23 1,099,843
850,000 Lockheed Martin Corp 1 .850 06/15/30 725,402
5,775,000 Northrop Grumman Corp 3 .250 01/15/28 5,489,263
7,150,000 Parker-Hannifin Corp 3 .250 06/14/29 6,543,562
248,000 Raytheon Technologies Corp 3 .650 08/16/23 247,739
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 10,534,849
5,000,000 Raytheon Technologies Corp 4 .500 06/01/42 4,767,993
325,000 g Rolls-Royce plc 5 .750 10/15/27 292,922
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 10,593,319
3,000,000 g TSMC Global Ltd 0 .750 09/28/25 2,733,547
2,000,000 g TSMC Global Ltd 1 .000 09/28/27 1,726,345
3,000,000 g TSMC Global Ltd 1 .750 04/23/28 2,641,740
1,150,000 g Tupy Overseas S.A. 4 .500 02/16/31 880,613
425,000 g WESCO Distribution, Inc 7 .250 06/15/28 420,325
TOTAL CAPITAL GOODS 110,224,219
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
1,655,000 g ADT Corp 4 .875 07/15/32 1,317,413
1,000,000 AECOM 5 .125 03/15/27 945,000
1,395,000 g Albion Financing  SARL 6 .125 10/15/26 1,193,879
5,000,000 g Allied Universal Holdco LLC 6 .625 07/15/26 4,588,150
325,000 g ASGN, Inc 4 .625 05/15/28 281,547
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 818,625
370,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 322,614
150,000 g GFL Environmental, Inc 4 .250 06/01/25 141,558
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 927,500
125,000 g GFL Environmental, Inc 5 .125 12/15/26 119,537
3,150,000 g GFL Environmental, Inc 3 .500 09/01/28 2,701,125
4,000,000 e,g Pitney Bowes, Inc 6 .875 03/15/27 3,176,855
500,000 e,g Pitney Bowes, Inc 7 .250 03/15/29 378,270
2,125,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 1,981,563
1,300,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,070,875
2,655,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 2,221,161
2,225,000 Republic Services, Inc 2 .900 07/01/26 2,125,064
100,000 g Ritchie Bros Auctioneers, Inc 5 .375 01/15/25 97,917
420,000 Verisk Analytics, Inc 3 .625 05/15/50 326,972
1,325,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 1,248,813
1,235,000 Waste Management, Inc 1 .500 03/15/31 982,584
1,500,000 Waste Management, Inc 2 .500 11/15/50 1,008,877
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 27,975,899
CONSUMER DURABLES & APPAREL - 0 .2%
750,000 Leggett & Platt, Inc 4 .400 03/15/29 729,194
5,000,000 Lennar Corp 5 .000 06/15/27 4,958,159
5,000,000 Lennar Corp 4 .750 11/29/27 4,854,349
219,000 Newell Brands, Inc 4 .875 06/01/25 215,724
5,000,000 e PulteGroup, Inc 5 .000 01/15/27 4,999,513
TOTAL CONSUMER DURABLES & APPAREL 15,756,939
CONSUMER SERVICES - 0 .5%
16,500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 16,231,712
5,000,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 4,790,136
8,910,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 8,374,418
1,100,000 g Cedar Fair LP 5 .500 05/01/25 1,067,000

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 2,300,000 g ENA Master Trust 4 .000% 05/19/48 $ 1,785,444
125,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 118,854
2,200,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,747,625
8,800,000 Hyatt Hotels Corp 1 .300 10/01/23 8,521,681
400,000 g International Game Technology plc 4 .125 04/15/26 362,000
540,000 g International Game Technology plc 6 .250 01/15/27 525,218
425,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 353,463
2,335,000 g Sands China Ltd 2 .550 03/08/27 1,699,880
1,400,000 Sands China Ltd 5 .400 08/08/28 1,078,000
1,175,000 g Wynn Macau Ltd 5 .625 08/26/28 723,800
TOTAL CONSUMER SERVICES 47,379,231
DIVERSIFIED FINANCIALS - 3 .6%
4,900,000 AerCap Ireland Capital DAC 3 .500 01/15/25 4,679,677
9,050,000 AerCap Ireland Capital DAC 1 .750 01/30/26 7,909,999
12,175,000 AerCap Ireland Capital DAC 2 .450 10/29/26 10,601,537
5,000,000 AerCap Ireland Capital DAC 3 .875 01/23/28 4,512,934
1,350,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,137,130
2,050,000 AerCap Ireland Capital DAC 3 .300 01/30/32 1,641,007
1,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 900,716
710,000 American Express Co 2 .650 12/02/22 709,655
1,250,000 American Express Co 3 .700 08/03/23 1,254,390
2,000,000 American Express Co 2 .550 03/04/27 1,863,542
3,000,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,469,000
4,300,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 3,820,335
2,500,000 g Bangkok Bank PCL 4 .300 06/15/27 2,500,259
10,705,000 Bank of New York Mellon Corp 4 .700 N/A‡ 10,458,785
455,000 g BBVA Bancomer S.A. 5 .350 11/12/29 422,304
3,350,000 g BBVA Bancomer S.A. 5 .125 01/18/33 2,832,425
7,868,000 Capital One Bank USA NA 3 .375 02/15/23 7,861,482
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,383,370
5,490,000 e Capital One Financial Corp 3 .950 N/A‡ 4,405,725
10,800,000 Charles Schwab Corp 5 .375 N/A‡ 10,665,000
600,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 495,000
8,325,000 g Credit Suisse Group AG. 2 .193 06/05/26 7,545,326
4,950,000 g Credit Suisse Group AG. 1 .305 02/02/27 4,258,242
3,950,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 3,912,496
1,650,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 1,598,254
4,000,000 Danske Bank A.S. 4 .375 N/A‡ 3,380,000
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,236,183
3,600,000 Deutsche Bank AG. 3 .035 05/28/32 2,848,362
1,400,000 Deutsche Bank AG. 4 .789 N/A‡ 1,146,250
6,050,000 Deutsche Bank AG. 6 .000 N/A‡ 5,218,125
5,000,000 Ford Motor Credit Co LLC 3 .664 09/08/24 4,727,725
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,134,357
2,000,000 Ford Motor Credit Co LLC 3 .625 06/17/31 1,550,000
11,543,000 GE Capital International Funding Co 4 .418 11/15/35 10,781,107
4,390,000 General Motors Financial Co, Inc 2 .750 06/20/25 4,118,933
10,900,000 General Motors Financial Co, Inc 5 .000 04/09/27 10,692,434
8,625,000 General Motors Financial Co, Inc 5 .650 01/17/29 8,604,047
25,250,000 General Motors Financial Co, Inc 2 .700 06/10/31 19,894,726
3,450,000 General Motors Financial Co, Inc 5 .700 N/A‡ 3,001,500
2,000,000 e General Motors Financial Co, Inc 5 .750 N/A‡ 1,675,000
11,270,000 Goldman Sachs Group, Inc 3 .625 02/20/24 11,233,549
5,277,000 Goldman Sachs Group, Inc 3 .500 04/01/25 5,172,801
5,875,000 Goldman Sachs Group, Inc 1 .093 12/09/26 5,232,624
21,300,000 Goldman Sachs Group, Inc 2 .640 02/24/28 19,331,388
7,410,000 Goldman Sachs Group, Inc 1 .992 01/27/32 5,853,455
7,300,000 Goldman Sachs Group, Inc 2 .615 04/22/32 6,060,717
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 398,672

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,900,000 Goldman Sachs Group, Inc 4 .017% 10/31/38 $ 1,659,134
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,722,692
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 568,453
500,000 Icahn Enterprises LP 4 .750 09/15/24 466,653
925,000 Icahn Enterprises LP 5 .250 05/15/27 819,402
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 3,071,008
1,100,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 952,964
7,400,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 6,014,266
2,488,000 International Lease Finance Corp 5 .875 08/15/22 2,492,694
475,000 Legg Mason, Inc 3 .950 07/15/24 477,447
3,425,000 g LPL Holdings, Inc 4 .000 03/15/29 2,930,290
2,500,000 g Minejesa Capital BV 5 .625 08/10/37 2,022,575
1,040,000 Morgan Stanley 4 .000 07/23/25 1,039,123
4,444,000 Morgan Stanley 2 .188 04/28/26 4,160,263
11,950,000 Morgan Stanley 3 .125 07/27/26 11,399,647
2,720,000 Morgan Stanley 0 .985 12/10/26 2,409,731
685,000 Morgan Stanley 3 .950 04/23/27 663,310
9,875,000 Morgan Stanley 1 .512 07/20/27 8,660,671
15,120,000 Morgan Stanley 2 .699 01/22/31 13,095,735
1,905,000 Morgan Stanley 1 .794 02/13/32 1,498,467
75,000 Morgan Stanley 1 .928 04/28/32 59,473
5,000,000 Navient Corp 5 .000 03/15/27 4,112,650
2,000,000 Northern Trust Corp 4 .600 N/A‡ 1,768,467
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,076,000
5,000,000 e OneMain Finance Corp 4 .000 09/15/30 3,706,250
2,975,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,638,416
1,625,000 g REC Ltd 4 .750 05/19/23 1,631,691
2,070,000 g Societe Generale S.A. 1 .375 07/08/25 1,898,191
3,500,000 g Societe Generale S.A. 4 .027 01/21/43 2,475,224
550,000 Springleaf Finance Corp 5 .375 11/15/29 445,698
550,000 State Street Corp 3 .300 12/16/24 546,141
11,300,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 10,684,150
2,850,000 Synchrony Financial 4 .250 08/15/24 2,832,303
1,975,000 Synchrony Financial 3 .950 12/01/27 1,800,400
6,500,000 g UBS Group AG 7 .000 N/A‡ 6,331,795
650,000 Voya Financial, Inc 5 .700 07/15/43 660,173
6,500,000 Voya Financial, Inc 5 .650 05/15/53 6,094,270
TOTAL DIVERSIFIED FINANCIALS 353,016,362
ENERGY - 3 .4%
1,075,000 AmeriGas Partners LP 5 .875 08/20/26 1,002,852
2,500,000 g Antero Midstream Partners LP 5 .750 01/15/28 2,276,050
1,875,000 g Archrock Partners LP 6 .250 04/01/28 1,659,937
2,770,000 Canadian Natural Resources Ltd 2 .950 07/15/30 2,430,344
12,400,000 Cenovus Energy, Inc 4 .250 04/15/27 12,153,784
875,000 e Cenovus Energy, Inc 2 .650 01/15/32 723,628
3,980,000 Cenovus Energy, Inc 5 .400 06/15/47 3,822,958
565,000 Chevron Corp 2 .355 12/05/22 564,062
2,000,000 g Cosan Ltd 5 .500 09/20/29 1,843,520
3,750,000 Diamondback Energy, Inc 3 .125 03/24/31 3,266,071
2,625,000 Diamondback Energy, Inc 4 .250 03/15/52 2,177,059
1,790,000 g DT Midstream, Inc 4 .125 06/15/29 1,517,025
1,490,000 g DT Midstream, Inc 4 .375 06/15/31 1,247,875
5,000,000 Ecopetrol S.A. 5 .375 06/26/26 4,629,650
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 928,200
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,723,290
2,675,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 2,160,063
1,960,000 Enbridge, Inc 2 .500 08/01/33 1,583,992
10,350,000 Enbridge, Inc 5 .750 07/15/80 9,463,212
2,424,000 g Energean Israel Finance Ltd 4 .875 03/30/26 2,140,467

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,440,000 Energy Transfer Operating LP 2 .900% 05/15/25 $ 2,319,176
2,675,000 Energy Transfer Operating LP 4 .750 01/15/26 2,664,982
1,670,000 Energy Transfer Operating LP 5 .500 06/01/27 1,695,067
8,000,000 Energy Transfer Operating LP 5 .250 04/15/29 7,923,653
1,235,000 Energy Transfer Operating LP 3 .750 05/15/30 1,113,005
4,100,000 Energy Transfer Operating LP 6 .250 04/15/49 3,974,195
4,625,000 Energy Transfer Operating LP 5 .000 05/15/50 3,935,618
500,000 g EnLink Midstream LLC 5 .625 01/15/28 458,634
1,250,000 Enterprise Products Operating LLC 3 .700 02/15/26 1,228,479
3,707,000 Enterprise Products Operating LLC 3 .125 07/31/29 3,336,059
900,000 Enterprise Products Operating LLC 2 .800 01/31/30 787,928
1,425,000 Enterprise Products Operating LLC 4 .250 02/15/48 1,198,681
2,300,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,917,919
7,350,000 Enterprise Products Operating LLC 3 .700 01/31/51 5,743,511
11,150,000 Enterprise Products Operating LLC 3 .300 02/15/53 8,110,379
276,000 g EQM Midstream Partners LP 6 .000 07/01/25 264,596
1,900,000 g EQM Midstream Partners LP 4 .500 01/15/29 1,542,572
850,000 g EQT Corp 3 .125 05/15/26 795,864
3,202,546 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,717,485
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,221,953
1,100,000 Genesis Energy LP 6 .500 10/01/25 1,014,750
1,450,000 g Hilcorp Energy I LP 5 .750 02/01/29 1,273,302
1,450,000 g Hilcorp Energy I LP 6 .000 02/01/31 1,247,000
475,000 g Holly Energy Partners LP 6 .375 04/15/27 447,099
1,200,000 g KazMunayGas National Co JSC 5 .375 04/24/30 1,055,357
3,500,000 g KazMunayGas National Co JSC 3 .500 04/14/33 2,511,054
3,700,000 Kinder Morgan Energy Partners LP 5 .800 03/15/35 3,732,262
1,250,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 1,151,719
1,325,000 g Kosmos Energy Ltd 7 .750 05/01/27 1,133,170
2,525,000 g Leviathan Bond Ltd 6 .125 06/30/25 2,371,302
5,000,000 Marathon Petroleum Corp 4 .700 05/01/25 5,058,542
13,040,000 Marathon Petroleum Corp 3 .800 04/01/28 12,347,244
1,000,000 Marathon Petroleum Corp 4 .750 09/15/44 880,980
2,750,000 Marathon Petroleum Corp 5 .000 09/15/54 2,469,960
5,000,000 g MEG Energy Corp 5 .875 02/01/29 4,566,829
4,475,000 MPLX LP 1 .750 03/01/26 4,029,021
16,235,000 MPLX LP 2 .650 08/15/30 13,551,954
2,935,000 MPLX LP 4 .700 04/15/48 2,467,252
642,000 Murphy Oil Corp 5 .875 12/01/27 599,147
1,200,000 NAK Naftogaz Ukraine via Kondor Finance plc 7 .375 07/19/22 906,000
7,735,000 g Northern Natural Gas Co 3 .400 10/16/51 5,759,787
325,000 Occidental Petroleum Corp 5 .500 12/01/25 320,125
475,000 Occidental Petroleum Corp 5 .550 03/15/26 471,689
5,000,000 e Occidental Petroleum Corp 3 .500 08/15/29 4,466,400
1,450,000 g Oleoducto Central S.A. 4 .000 07/14/27 1,209,715
1,025,000 ONEOK, Inc 4 .000 07/13/27 987,087
6,030,000 ONEOK, Inc 4 .550 07/15/28 5,829,797
7,750,000 ONEOK, Inc 4 .350 03/15/29 7,289,188
3,920,000 ONEOK, Inc 3 .400 09/01/29 3,460,604
7,750,000 ONEOK, Inc 4 .500 03/15/50 6,207,188
2,000,000 g Parkland Corp 4 .500 10/01/29 1,621,283
1,260,000 g Parkland Corp 4 .625 05/01/30 1,022,153
6,200,000 g Pertamina Persero PT 1 .400 02/09/26 5,513,140
850,000 g Pertamina Persero PT 3 .650 07/30/29 785,407
1,667,000 e Petrobras Global Finance BV 5 .999 01/27/28 1,656,665
2,000,000 Petrobras Global Finance BV 6 .900 03/19/49 1,787,000
767,000 g Petroleos del Peru S.A. 4 .750 06/19/32 591,932
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 1,974,726
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 4,761,050
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 2,039,400

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 5,950,000 g Petronas Energy Canada Ltd 2 .112% 03/23/28 $ 5,363,931
15,790,000 Phillips 66 2 .150 12/15/30 12,897,878
2,400,000 Phillips 66 3 .300 03/15/52 1,786,302
860,000 g Phillips 66 Co 3 .150 12/15/29 772,406
775,000 g Phillips 66 Co 4 .680 02/15/45 716,089
1,700,000 g PTTEP Treasury Center Co Ltd 2 .587 06/10/27 1,576,543
5,300,000 g Qatar Petroleum 2 .250 07/12/31 4,516,993
654,000 Regency Energy Partners LP 4 .500 11/01/23 657,269
1,150,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 1,085,064
270,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 278,972
6,125,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 5,890,770
11,115,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 10,651,702
1,825,000 g Santos Finance Ltd 3 .649 04/29/31 1,547,957
3,175,000 g Saudi Arabian Oil Co 2 .250 11/24/30 2,696,300
1,365,000 Shell International Finance BV 3 .125 11/07/49 1,046,917
1,975,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,869,224
450,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 394,818
1,150,000 Sunoco LP 4 .500 05/15/29 947,926
2,525,000 Targa Resources Corp 4 .200 02/01/33 2,287,260
2,500,000 Targa Resources Corp 4 .950 04/15/52 2,142,375
300,000 Targa Resources Partners LP 6 .500 07/15/27 307,308
1,000,000 Targa Resources Partners LP 4 .000 01/15/32 855,760
4,000,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,222,320
1,450,000 Total Capital International S.A. 2 .986 06/29/41 1,142,299
5,550,000 Total Capital International S.A. 3 .127 05/29/50 4,242,421
8,245,000 TransCanada PipeLines Ltd 4 .250 05/15/28 8,022,371
7,000,000 TransCanada PipeLines Ltd 2 .500 10/12/31 5,818,851
7,835,000 Transcanada Trust 5 .500 09/15/79 6,976,511
887,000 g Tullow Oil plc 10 .250 05/15/26 847,085
1,260,000 USA Compression Partners LP 6 .875 04/01/26 1,146,222
500,000 USA Compression Partners LP 6 .875 09/01/27 443,750
1,857,000 Vale Overseas Ltd 6 .875 11/21/36 1,993,490
7,050,000 Williams Cos, Inc 2 .600 03/15/31 5,900,538
850,000 Williams Partners LP 3 .750 06/15/27 811,665
TOTAL ENERGY 332,689,362
FOOD & STAPLES RETAILING - 0 .2%
3,975,000 Costco Wholesale Corp 1 .600 04/20/30 3,352,905
3,000,000 Kroger Co 3 .875 10/15/46 2,491,865
730,000 SYSCO Corp 3 .750 10/01/25 724,016
3,700,000 SYSCO Corp 3 .150 12/14/51 2,645,809
3,600,000 Walmart, Inc 1 .050 09/17/26 3,273,586
294,000 Walmart, Inc 2 .375 09/24/29 267,042
5,155,000 Walmart, Inc 1 .800 09/22/31 4,376,620
3,900,000 Walmart, Inc 2 .500 09/22/41 3,030,519
TOTAL FOOD & STAPLES RETAILING 20,162,362
FOOD, BEVERAGE & TOBACCO - 1 .0%
2,700,000 Altria Group, Inc 5 .950 02/14/49 2,365,898
3,100,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,148,991
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 10,438,151
1,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,105,096
3,150,000 BAT Capital Corp 2 .259 03/25/28 2,638,869
6,075,000 BAT Capital Corp 4 .906 04/02/30 5,642,321
12,520,000 BAT Capital Corp 2 .726 03/25/31 9,915,885
7,200,000 BAT International Finance plc 4 .448 03/16/28 6,815,935
1,775,000 g BRF S.A. 4 .875 01/24/30 1,406,261
2,000,000 g BRF S.A. 5 .750 09/21/50 1,330,820
3,250,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,763,800
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,596,675

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 3,000,000 g Coca-Cola Icecek AS. 4 .500% 01/20/29 $ 2,448,672
750,000 Constellation Brands, Inc 4 .400 11/15/25 753,444
2,775,000 Constellation Brands, Inc 3 .700 12/06/26 2,701,569
1,150,000 Constellation Brands, Inc 3 .150 08/01/29 1,035,072
4,540,000 Constellation Brands, Inc 2 .875 05/01/30 3,949,358
13,700,000 Constellation Brands, Inc 2 .250 08/01/31 11,110,651
2,750,000 Diageo Capital plc 2 .125 10/24/24 2,652,711
2,320,000 Diageo Capital plc 1 .375 09/29/25 2,164,613
4,075,000 Diageo Capital plc 2 .375 10/24/29 3,617,682
1,950,000 Diageo Capital plc 2 .000 04/29/30 1,663,497
1,875,000 g Embotelladora Andina S.A. 3 .950 01/21/50 1,427,981
2,000,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,834,057
2,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 1,920,000
200,000 Philip Morris International, Inc 6 .375 05/16/38 209,028
5,500,000 g Primo Water Holdings, Inc 4 .375 04/30/29 4,492,015
3,250,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 3,062,052
6,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 4,851,907
TOTAL FOOD, BEVERAGE & TOBACCO 98,063,011
HEALTH CARE EQUIPMENT & SERVICES - 1 .4%
1,200,000 Abbott Laboratories 5 .300 05/27/40 1,304,707
980,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 727,103
9,160,000 Anthem, Inc 2 .250 05/15/30 7,827,134
2,100,000 Boston Scientific Corp 2 .650 06/01/30 1,832,386
1,640,000 Centene Corp 2 .450 07/15/28 1,367,826
8,310,000 Centene Corp 3 .000 10/15/30 6,886,912
1,800,000 Children's Hospital Medic 4 .268 05/15/44 1,696,290
6,250,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 4,749,375
2,550,000 Cigna Corp 3 .200 03/15/40 2,012,882
495,000 CVS Health Corp 3 .875 07/20/25 491,885
11,250,000 CVS Health Corp 3 .750 04/01/30 10,522,772
27,225,000 CVS Health Corp 1 .750 08/21/30 21,805,622
9,180,000 CVS Health Corp 1 .875 02/28/31 7,351,096
2,250,000 CVS Health Corp 4 .780 03/25/38 2,129,750
3,635,000 CVS Health Corp 2 .700 08/21/40 2,624,359
4,750,000 CVS Health Corp 5 .050 03/25/48 4,546,928
1,900,000 CVS Health Corp 4 .250 04/01/50 1,635,773
1,370,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 1,239,270
425,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 307,603
1,000,000 HCA, Inc 5 .375 02/01/25 994,760
2,815,000 HCA, Inc 5 .625 09/01/28 2,769,101
5,000,000 HCA, Inc 3 .500 09/01/30 4,253,550
1,900,000 HCA, Inc 5 .500 06/15/47 1,694,862
3,500,000 g Hologic, Inc 3 .250 02/15/29 2,991,450
1,875,000 Humana, Inc 3 .950 03/15/27 1,839,046
10,100,000 Humana, Inc 2 .150 02/03/32 8,178,327
3,490,000 g LifePoint Health, Inc 4 .375 02/15/27 2,990,301
3,700,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 3,292,996
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,660,040
225,000 g Tenet Healthcare Corp 4 .625 06/15/28 195,926
5,400,000 g Tenet Healthcare Corp 6 .125 10/01/28 4,621,212
2,500,000 g Tenet Healthcare Corp 4 .250 06/01/29 2,105,525
3,200,000 g Tenet Healthcare Corp 4 .375 01/15/30 2,707,296
1,525,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,464,555
3,700,000 UnitedHealth Group, Inc 2 .000 05/15/30 3,170,582
6,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 5,356,642
1,375,000 UnitedHealth Group, Inc 3 .750 10/15/47 1,188,189
TOTAL HEALTH CARE EQUIPMENT & SERVICES 133,534,033

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
$ 1,425,000 Church & Dwight Co, Inc 2 .300% 12/15/31 $ 1,198,544
2,250,000 g Natura Cosmeticos S.A. 4 .125 05/03/28 1,852,650
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,051,194
INSURANCE - 1 .0%
1,550,000 g Acrisure LLC 4 .250 02/15/29 1,253,042
285,000 Aetna, Inc 6 .625 06/15/36 321,602
131,000 Aflac, Inc 6 .450 08/15/40 144,107
3,000,000 g AIA Group Ltd 3 .600 04/09/29 2,888,143
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 714,096
325,000 g AmWINS Group, Inc 4 .875 06/30/29 266,150
11,160,000 Aon Corp 2 .800 05/15/30 9,755,306
2,790,000 Aon plc 3 .500 06/14/24 2,772,748
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 3,780,005
825,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 739,600
1,500,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,381,528
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 7,162,965
1,100,000 CNA Financial Corp 3 .950 05/15/24 1,100,297
925,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 850,099
870,000 g Equitable Financial Life Global Funding 1 .800 03/08/28 754,125
2,300,000 g Five Corners Funding Trust 4 .419 11/15/23 2,312,654
8,225,000 g Five Corners Funding Trust II 2 .850 05/15/30 7,155,248
2,500,000 g Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,279,612
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 13,759,014
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 309,745
1,400,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 971,812
3,475,000 g HCA, Inc 3 .625 03/15/32 2,931,518
4,600,000 g HCA, Inc 4 .625 03/15/52 3,680,285
1,450,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 1,101,229
2,900,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 2,746,827
600,000 MetLife, Inc 3 .000 03/01/25 588,609
1,775,000 MetLife, Inc 3 .600 11/13/25 1,763,619
5,870,000 MetLife, Inc 3 .850 N/A‡ 5,226,964
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 8,466,222
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 2,892,425
3,700,000 g Protective Life Global Funding 0 .781 07/05/24 3,473,327
2,000,000 Prudential Financial, Inc 3 .905 12/07/47 1,724,402
2,220,000 Reinsurance Group of America, Inc 3 .900 05/15/29 2,088,044
525,000 g Swiss Re Treasury US Corp 4 .250 12/06/42 485,483
365,000 Willis North America, Inc 3 .600 05/15/24 359,519
TOTAL INSURANCE 98,200,371
MATERIALS - 1 .4%
4,375,000 Albemarle Corp 4 .650 06/01/27 4,305,465
1,625,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,460,989
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 6,147,946
1,425,000 g Anglo American Capital plc 3 .875 03/16/29 1,310,548
2,300,000 g Anglo American Capital plc 2 .625 09/10/30 1,892,733
4,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 3,640,499
7,125,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 5,865,783
1,778,000 g Antofagasta plc 2 .375 10/14/30 1,375,727
1,600,000 e,g Antofagasta plc 5 .625 05/13/32 1,542,000
3,225,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 2,752,758
1,850,000 Ball Corp 2 .875 08/15/30 1,489,077
370,000 Bemis Co, Inc 3 .100 09/15/26 354,629
2,725,000 Bemis Co, Inc 2 .630 06/19/30 2,234,384
10,105,000 Berry Global, Inc 1 .570 01/15/26 9,010,826
6,100,000 Berry Global, Inc 1 .650 01/15/27 5,339,278
1,140,000 g CANPACK S.A. 3 .125 11/01/25 991,137
2,500,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 2,243,750

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,325,000 g Celulosa Arauco y Constitucion S.A. 4 .200% 01/29/30 $ 1,175,938
1,325,000 g Cemex SAB de C.V. 5 .450 11/19/29 1,177,925
2,925,000 g Cemex SAB de C.V. 3 .875 07/11/31 2,193,750
3,100,000 Church & Dwight Co, Inc 5 .000 06/15/52 3,169,137
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,263,004
2,725,000 e,g Constellium SE 3 .750 04/15/29 2,161,123
3,000,000 g Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,613,053
2,000,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,745,649
1,500,000 g Corp Nacional del Cobre de Chile 3 .150 01/15/51 1,023,705
265,000 DowDuPont, Inc 4 .493 11/15/25 266,804
1,140,000 DowDuPont, Inc 4 .725 11/15/28 1,143,745
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,500,000
800,000 g Freeport Indonesia PT 4 .763 04/14/27 765,600
1,860,000 g Freeport Indonesia PT 5 .315 04/14/32 1,686,090
2,400,000 Freeport-McMoRan, Inc 5 .450 03/15/43 2,220,120
1,500,000 g Fresnillo plc 4 .250 10/02/50 1,100,625
1,975,000 g GCC SAB de C.V. 3 .614 04/20/32 1,612,133
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,277,209
187,000 e International Paper Co 4 .350 08/15/48 166,043
3,000,000 g Inversiones CMPC S.A. 4 .375 04/04/27 2,857,500
4,900,000 g Inversiones CMPC S.A. 3 .000 04/06/31 3,923,087
675,000 g James Hardie International Finance DAC 5 .000 01/15/28 600,750
710,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 669,588
1,600,000 Mosaic Co 4 .875 11/15/41 1,462,559
3,390,000 Newmont Corp 2 .600 07/15/32 2,797,426
2,900,000 g Nova Chemicals Corp 4 .875 06/01/24 2,756,443
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,650,609
1,920,000 g OCI NV 4 .625 10/15/25 1,853,213
1,600,000 g OCP S.A. 3 .750 06/23/31 1,205,394
2,300,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 2,052,750
480,000 Packaging Corp of America 3 .650 09/15/24 477,824
375,000 g PolyOne Corp 5 .750 05/15/25 359,435
1,475,000 Sasol Financing USA LLC 5 .875 03/27/24 1,442,550
2,250,000 Sasol Financing USA LLC 4 .375 09/18/26 1,983,330
2,000,000 g Sociedad Quimica y Minera de Chile S.A. 4 .250 05/07/29 1,907,500
2,500,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,846,875
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 1,938,000
5,000,000 Suzano Austria GmbH 3 .125 01/15/32 3,764,200
4,070,000 g Tronox, Inc 4 .625 03/15/29 3,272,687
3,675,000 g UltraTech Cement Ltd 2 .800 02/16/31 2,911,159
815,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 650,284
800,000 g WR Grace Holdings LLC 5 .625 08/15/29 589,000
2,400,000 WRKCo, Inc 4 .900 03/15/29 2,407,219
3,950,000 WRKCo, Inc 3 .000 06/15/33 3,347,416
TOTAL MATERIALS 135,945,980
MEDIA & ENTERTAINMENT - 2 .0%
2,675,000 Activision Blizzard, Inc 3 .400 09/15/26 2,625,409
1,850,000 Activision Blizzard, Inc 1 .350 09/15/30 1,485,309
6,850,000 Agree LP 2 .000 06/15/28 5,848,664
4,787,059 g Alfa Desarrollo S.p.A 4 .550 09/27/51 3,434,715
3,315,000 g Arches Buyer, Inc 4 .250 06/01/28 2,699,090
1,050,000 e AstraZeneca Finance LLC 2 .250 05/28/31 914,021
1,275,000 Baidu, Inc 4 .375 05/14/24 1,283,651
2,030,000 Baidu, Inc 1 .625 02/23/27 1,808,451
4,100,000 g BOC Aviation USA Corp 1 .625 04/29/24 3,927,513
1,575,000 g Cable Onda S.A. 4 .500 01/30/30 1,322,023
4,900,000 g CCO Holdings LLC 5 .125 05/01/27 4,624,375
2,500,000 g CCO Holdings LLC 4 .500 08/15/30 2,075,695
5,000,000 g CCO Holdings LLC 4 .250 02/01/31 4,075,000

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 4,725,000 Charter Communications Operating LLC 2 .250% 01/15/29 $ 3,882,379
4,000,000 Charter Communications Operating LLC 2 .800 04/01/31 3,203,431
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,469,705
2,400,000 Charter Communications Operating LLC 5 .125 07/01/49 1,986,531
15,750,000 Charter Communications Operating LLC 4 .800 03/01/50 12,479,672
9,680,000 Charter Communications Operating LLC 3 .700 04/01/51 6,550,409
13,450,000 Comcast Corp 2 .350 01/15/27 12,537,513
3,700,000 Comcast Corp 4 .150 10/15/28 3,689,732
7,575,000 Comcast Corp 1 .500 02/15/31 6,087,956
4,525,000 Comcast Corp 3 .200 07/15/36 3,831,332
1,000,000 Comcast Corp 3 .900 03/01/38 904,386
10,080,000 Comcast Corp 2 .800 01/15/51 7,131,652
11,178,000 Comcast Corp 2 .887 11/01/51 7,985,219
10,186,000 Comcast Corp 2 .937 11/01/56 7,078,196
4,100,000 g CSC Holdings LLC 5 .500 04/15/27 3,715,461
5,000,000 g CSC Holdings LLC 3 .375 02/15/31 3,696,550
1,225,000 g CT Trust 5 .125 02/03/32 981,531
985,000 g DIRECTV Holdings LLC 5 .875 08/15/27 840,274
656,000 Discovery Communications LLC 2 .950 03/20/23 651,500
3,095,000 Discovery Communications LLC 3 .625 05/15/30 2,751,870
760,000 Discovery Communications LLC 4 .875 04/01/43 631,929
1,450,000 DISH DBS Corp 5 .000 03/15/23 1,380,067
1,000,000 DISH DBS Corp 7 .750 07/01/26 779,500
2,375,000 g DISH DBS Corp 5 .250 12/01/26 1,861,620
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,063,571
1,950,000 g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,170,159
2,375,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,156,666
5,500,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 4,353,322
2,985,000 Grupo Televisa SAB 6 .625 01/15/40 3,253,328
3,300,000 g GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 3,158,530
5,300,000 g GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 4,898,053
650,000 Lamar Media Corp 3 .750 02/15/28 577,025
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,800,232
1,000,000 Lamar Media Corp 4 .000 02/15/30 839,651
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,370,854
1,275,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,064,625
645,000 †,g LUKOIL Capital DAC 2 .800 04/26/27 390,225
5,000,000 †,g LUKOIL Securities BV 3 .875 05/06/30 2,525,000
11,175,000 g Magallanes, Inc 5 .050 03/15/42 9,507,579
1,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 834,832
2,645,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,142,450
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,062,411
825,000 g News Corp 3 .875 05/15/29 712,359
1,525,000 g Rackspace Technology Global, Inc 3 .500 02/15/28 1,194,815
1,375,000 g S&P Global, Inc 4 .250 05/01/29 1,359,731
2,725,000 g Sirius XM Radio, Inc 4 .000 07/15/28 2,357,125
1,575,000 g Sirius XM Radio, Inc 4 .125 07/01/30 1,315,424
750,000 g TEGNA, Inc 4 .750 03/15/26 719,824
500,000 TEGNA, Inc 4 .625 03/15/28 467,500
250,000 Time Warner Cable LLC 5 .875 11/15/40 229,097
1,275,000 g Univision Communications, Inc 4 .500 05/01/29 1,067,204
800,000 ViacomCBS, Inc 3 .375 02/15/28 734,166
1,770,000 ViacomCBS, Inc 4 .375 03/15/43 1,368,929
200,000 ViacomCBS, Inc 5 .850 09/01/43 186,854
2,940,000 Viatris, Inc 1 .650 06/22/25 2,661,457
4,500,000 Walt Disney Co 3 .000 09/15/22 4,505,279
110,000 Walt Disney Co 7 .625 11/30/28 129,495
85,000 Walt Disney Co 6 .550 03/15/33 98,243

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,325,000 Weibo Corp 3 .375% 07/08/30 $ 1,888,664
TOTAL MEDIA & ENTERTAINMENT 199,397,010
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .9%
1,550,000 AbbVie, Inc 2 .850 05/14/23 1,544,575
12,900,000 AbbVie, Inc 3 .800 03/15/25 12,796,734
16,975,000 AbbVie, Inc 4 .050 11/21/39 15,137,131
2,072,000 AbbVie, Inc 4 .400 11/06/42 1,883,037
1,360,000 AbbVie, Inc 4 .450 05/14/46 1,233,669
6,750,000 AbbVie, Inc 4 .250 11/21/49 5,992,189
1,775,000 AstraZeneca plc 3 .125 06/12/27 1,706,862
12,000,000 AstraZeneca plc 1 .375 08/06/30 9,849,806
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,375,050
2,040,000 g Avantor Funding, Inc 3 .875 11/01/29 1,784,286
3,150,000 Bristol-Myers Squibb Co 2 .350 11/13/40 2,330,083
3,050,000 Bristol-Myers Squibb Co 3 .550 03/15/42 2,679,415
1,065,000 Danaher Corp 2 .800 12/10/51 767,205
635,000 Gilead Sciences, Inc 4 .000 09/01/36 592,918
5,830,000 Gilead Sciences, Inc 2 .800 10/01/50 4,068,405
1,250,000 Johnson & Johnson 3 .400 01/15/38 1,124,364
2,250,000 Merck & Co, Inc 2 .750 12/10/51 1,661,577
4,075,000 Mylan, Inc 4 .550 04/15/28 3,884,682
2,500,000 g Organon Finance  LLC 4 .125 04/30/28 2,212,500
5,650,000 g Organon Finance  LLC 5 .125 04/30/31 4,874,989
11,155,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 9,330,204
1,000,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 769,643
1,544,000 Teva Pharmaceutical Finance Netherlands III BV 2 .800 07/21/23 1,493,473
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 2,870,000
695,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 593,612
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 92,556,409
REAL ESTATE - 2 .0%
5,450,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 5,363,965
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 443,226
675,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 653,428
2,775,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 2,754,375
1,900,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 1,428,609
2,700,000 American Tower Corp 2 .950 01/15/25 2,606,806
600,000 American Tower Corp 3 .375 10/15/26 567,305
1,200,000 American Tower Corp 3 .600 01/15/28 1,122,009
5,370,000 American Tower Corp 1 .500 01/31/28 4,465,004
5,800,000 American Tower Corp 3 .800 08/15/29 5,323,727
6,950,000 American Tower Corp 2 .900 01/15/30 5,950,069
1,375,000 American Tower Corp 2 .100 06/15/30 1,101,171
890,000 American Tower Corp 1 .875 10/15/30 692,386
1,975,000 Brandywine Operating Partnership LP 3 .950 02/15/23 1,970,225
1,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,114,218
2,225,000 Brixmor Operating Partnership LP 3 .850 02/01/25 2,189,383
8,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 7,036,993
1,700,000 Brixmor Operating Partnership LP 2 .500 08/16/31 1,333,076
2,000,000 Camden Property Trust 4 .250 01/15/24 1,992,604
400,000 Crown Castle International Corp 3 .650 09/01/27 378,819
7,625,000 Crown Castle International Corp 2 .250 01/15/31 6,184,914
3,130,000 Crown Castle International Corp 2 .100 04/01/31 2,489,515
2,900,000 CubeSmart LP 2 .250 12/15/28 2,477,903
1,474,000 CubeSmart LP 2 .000 02/15/31 1,171,841
1,525,000 e Digital Realty Trust LP 3 .600 07/01/29 1,378,220
1,075,000 Duke Realty LP 2 .875 11/15/29 966,001
7,735,000 Essential Properties LP 2 .950 07/15/31 6,060,618
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,985,330

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 3,200,000 Essex Portfolio LP 3 .000% 01/15/30 $ 2,827,896
1,225,000 Federal Realty Investment Trust 1 .250 02/15/26 1,095,959
4,980,000 g HAT Holdings I LLC 3 .375 06/15/26 4,282,800
1,675,000 Healthcare Realty Trust, Inc 3 .875 05/01/25 1,642,069
3,000,000 Healthcare Realty Trust, Inc 3 .625 01/15/28 2,798,746
1,660,000 Healthcare Realty Trust, Inc 2 .400 03/15/30 1,373,735
925,000 Healthcare Realty Trust, Inc 2 .050 03/15/31 726,414
4,125,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 3,925,362
6,765,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 5,828,767
7,500,000 Highwoods Realty LP 3 .875 03/01/27 7,218,112
1,025,000 Highwoods Realty LP 4 .125 03/15/28 979,833
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,265,837
8,010,000 Highwoods Realty LP 3 .050 02/15/30 6,894,840
2,085,000 Highwoods Realty LP 2 .600 02/01/31 1,712,389
1,225,000 g Howard Hughes Corp 4 .125 02/01/29 944,827
835,000 Hudson Pacific Properties LP 3 .950 11/01/27 794,794
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,134,000
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,143,125
2,275,000 Life Storage LP 2 .400 10/15/31 1,810,518
1,200,000 Mid-America Apartments LP 4 .300 10/15/23 1,206,898
1,200,000 Mid-America Apartments LP 3 .750 06/15/24 1,195,747
1,050,000 Mid-America Apartments LP 4 .000 11/15/25 1,042,537
7,350,000 Mid-America Apartments LP 2 .750 03/15/30 6,402,440
6,200,000 Mid-America Apartments LP 1 .700 02/15/31 4,903,434
1,700,000 Mid-America Apartments LP 2 .875 09/15/51 1,178,948
625,000 National Retail Properties, Inc 4 .000 11/15/25 621,700
1,850,000 National Retail Properties, Inc 3 .600 12/15/26 1,780,282
1,100,000 Regency Centers LP 3 .900 11/01/25 1,082,831
950,000 Regency Centers LP 3 .600 02/01/27 918,918
5,885,000 Regency Centers LP 2 .950 09/15/29 5,170,849
4,425,000 Retail Properties of America, Inc 4 .750 09/15/30 4,119,634
17,050,000 g SBA Tower Trust 2 .836 01/15/25 16,454,675
8,398,000 g SBA Tower Trust 1 .884 01/15/26 7,754,956
7,500,000 g SBA Tower Trust 1 .631 11/15/26 6,709,000
646,000 SITE Centers Corp 3 .625 02/01/25 627,880
2,000,000 SITE Centers Corp 4 .250 02/01/26 1,964,187
2,833,000 SITE Centers Corp 4 .700 06/01/27 2,795,194
400,000 Weingarten Realty Investors 3 .375 10/15/22 400,063
1,876,000 Weingarten Realty Investors 3 .500 04/15/23 1,879,615
475,000 Weingarten Realty Investors 4 .450 01/15/24 476,359
1,025,000 Weingarten Realty Investors 3 .850 06/01/25 1,009,904
700,000 Weingarten Realty Investors 3 .250 08/15/26 672,967
1,075,000 Weyerhaeuser Co 4 .000 03/09/52 887,527
TOTAL REAL ESTATE 193,858,308
RETAILING - 0 .6%
1,550,000 Amazon.com, Inc 2 .875 05/12/41 1,240,525
2,670,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 2,206,087
755,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 617,212
980,000 AutoNation, Inc 1 .950 08/01/28 815,333
3,275,000 AutoZone, Inc 1 .650 01/15/31 2,567,967
300,000 Chevron USA, Inc 3 .900 11/15/24 303,485
3,025,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 2,626,260
3,225,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 2,618,001
2,200,000 Genuine Parts Co 2 .750 02/01/32 1,820,092
550,000 g Group 1 Automotive, Inc 4 .000 08/15/28 459,681
4,500,000 g JSM Global Sarl 4 .750 10/20/30 3,408,750
1,665,000 g Kia Corp 2 .375 02/14/25 1,592,493
925,000 g L Brands, Inc 6 .625 10/01/30 798,959
800,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 608,880

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 850,000 g Lithia Motors, Inc 4 .625% 12/15/27 $ 779,127
4,900,000 g Magic Mergeco, Inc 5 .250 05/01/28 3,851,253
437,000 g Myriad International Holdings BV 4 .850 07/06/27 399,411
4,215,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,177,897
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,100,311
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 2,027,482
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 7,554,345
2,000,000 g Prosus NV 3 .832 02/08/51 1,205,084
4,950,000 g Staples, Inc 7 .500 04/15/26 4,102,907
550,000 g Superior Plus LP 4 .500 03/15/29 467,500
5,315,000 Target Corp 2 .350 02/15/30 4,693,865
2,575,000 g Volkswagen Group of America Finance LLC 1 .625 11/24/27 2,200,002
TOTAL RETAILING 55,242,909
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
9,875,000 g Broadcom, Inc 2 .450 02/15/31 7,933,955
3,920,000 g Broadcom, Inc 3 .419 04/15/33 3,240,837
6,774,000 g Broadcom, Inc 3 .469 04/15/34 5,513,139
1,718,000 g Broadcom, Inc 3 .187 11/15/36 1,305,981
3,442,000 g Broadcom, Inc 4 .926 05/15/37 3,085,900
260,000 Intel Corp 3 .150 05/11/27 253,904
1,150,000 Intel Corp 3 .734 12/08/47 975,725
1,350,000 Lam Research Corp 3 .750 03/15/26 1,346,690
1,525,000 Lam Research Corp 4 .000 03/15/29 1,498,264
4,515,000 Lam Research Corp 1 .900 06/15/30 3,809,834
4,735,000 NVIDIA Corp 2 .000 06/15/31 4,020,173
1,650,000 g NXP BV 2 .700 05/01/25 1,568,461
2,650,000 NXP BV 3 .875 06/18/26 2,552,480
1,975,000 NXP BV 4 .400 06/01/27 1,944,248
1,200,000 NXP BV 3 .400 05/01/30 1,058,552
2,575,000 NXP BV 3 .125 02/15/42 1,872,730
4,300,000 g SK Hynix, Inc 1 .500 01/19/26 3,864,711
1,100,000 Texas Instruments, Inc 2 .625 05/15/24 1,089,937
1,100,000 Texas Instruments, Inc 4 .150 05/15/48 1,055,089
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 47,990,610
SOFTWARE & SERVICES - 0 .6%
11,405,000 Adobe, Inc 2 .300 02/01/30 10,071,607
265,000 g CA Magnum Holdings 5 .375 10/31/26 229,644
90,000 g Camelot Finance S.A. 4 .500 11/01/26 82,089
690,000 g Clarivate Science Holdings Corp 3 .875 07/01/28 576,501
5,330,000 Fiserv, Inc 3 .500 07/01/29 4,861,958
900,000 g Gartner, Inc 3 .750 10/01/30 766,125
3,500,000 g HCL America, Inc 1 .375 03/10/26 3,149,361
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,204,505
19,000,000 Microsoft Corp 2 .400 08/08/26 18,260,395
1,911,000 Microsoft Corp 2 .525 06/01/50 1,407,502
2,830,000 g Open Text Corp 3 .875 12/01/29 2,381,869
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 475,777
1,425,000 e,g Prosus NV 4 .193 01/19/32 1,137,696
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,655,376
875,000 salesforce.com, Inc 3 .700 04/11/28 864,854
3,625,000 salesforce.com, Inc 1 .950 07/15/31 3,079,105
3,150,000 salesforce.com, Inc 2 .700 07/15/41 2,434,931
2,675,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 2,596,485
580,000 Visa, Inc 3 .150 12/14/25 570,956
3,400,000 Visa, Inc 2 .700 04/15/40 2,733,648
TOTAL SOFTWARE & SERVICES 59,540,384

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
$ 3,450,000 Amphenol Corp 2 .800% 02/15/30 $ 3,020,355
8,575,000 Apple, Inc 2 .450 08/04/26 8,202,304
19,975,000 Apple, Inc 2 .050 09/11/26 18,806,580
5,370,000 Apple, Inc 1 .650 02/08/31 4,514,204
1,100,000 Apple, Inc 4 .650 02/23/46 1,132,347
1,590,000 Apple, Inc 2 .650 02/08/51 1,171,856
1,865,000 Corning, Inc 4 .375 11/15/57 1,525,810
4,415,000 Dell International LLC 5 .300 10/01/29 4,352,440
11,625,000 g Imola Merger Corp 4 .750 05/15/29 9,726,172
6,000,000 g Lenovo Group Ltd 3 .421 11/02/30 5,108,020
975,000 g Sensata Technologies BV 4 .000 04/15/29 826,878
525,000 Tyco Electronics Group S.A. 3 .700 02/15/26 522,497
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 58,909,463
TELECOMMUNICATION SERVICES - 2 .2%
3,775,000 g Altice France S.A. 5 .125 07/15/29 2,850,125
3,075,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,729,063
12,477,000 AT&T, Inc 2 .550 12/01/33 10,121,762
2,300,000 AT&T, Inc 4 .500 05/15/35 2,185,609
9,850,000 AT&T, Inc 3 .500 06/01/41 7,864,998
36,400,000 AT&T, Inc 3 .550 09/15/55 27,272,336
12,174,000 AT&T, Inc 3 .800 12/01/57 9,402,257
2,399,000 AT&T, Inc 3 .650 09/15/59 1,796,726
2,000,000 g Bharti Airtel Ltd 4 .375 06/10/25 1,991,260
4,250,000 g Bharti Airtel Ltd 3 .250 06/03/31 3,554,590
2,500,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,251,000
3,850,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 3,084,813
1,925,000 g Iliad Holding SASU 6 .500 10/15/26 1,732,442
1,675,000 g Millicom International Cellular S.A. 4 .500 04/27/31 1,239,500
2,500,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 2,449,911
500,000 Orange S.A. 5 .375 01/13/42 516,922
4,700,000 Telefonica Emisiones SAU 4 .103 03/08/27 4,601,458
5,000,000 Telefonica Emisiones SAU 5 .213 03/08/47 4,431,112
2,990,000 Telefonica Emisiones SAU 4 .895 03/06/48 2,549,313
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,520,000
800,000 T-Mobile USA, Inc 2 .250 02/15/26 719,915
3,000,000 T-Mobile USA, Inc 2 .625 02/15/29 2,525,361
19,910,000 T-Mobile USA, Inc 3 .875 04/15/30 18,581,129
16,800,000 T-Mobile USA, Inc 2 .550 02/15/31 14,136,265
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 950,885
1,150,000 T-Mobile USA, Inc 4 .500 04/15/50 1,020,399
4,545,000 T-Mobile USA, Inc 3 .300 02/15/51 3,309,597
1,375,000 Verizon Communications, Inc 1 .680 10/30/30 1,108,132
13,630,000 Verizon Communications, Inc 1 .750 01/20/31 10,947,928
36,400,000 Verizon Communications, Inc 2 .550 03/21/31 31,122,274
2,568,000 Verizon Communications, Inc 2 .355 03/15/32 2,129,228
22,600,000 Verizon Communications, Inc 2 .650 11/20/40 16,578,601
4,915,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 3,970,583
7,735,000 Vodafone Group plc 4 .375 02/19/43 6,721,845
5,800,000 Vodafone Group plc 4 .250 09/17/50 4,877,954
TOTAL TELECOMMUNICATION SERVICES 213,845,293
TRANSPORTATION - 0 .5%
1,000,000 g Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 920,840
800,000 g Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 744,848
2,300,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,793,393
4,500,000 g AerCap Global Aviation 6 .500 06/15/45 4,130,296
2,750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 2,091,391
6,375,000 Canadian Pacific Railway Co 2 .050 03/05/30 5,394,714
2,950,000 Canadian Pacific Railway Co 3 .100 12/02/51 2,172,888

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,000,000 CSX Corp 2 .600% 11/01/26 $ 938,956
625,000 CSX Corp 3 .250 06/01/27 599,725
700,000 CSX Corp 3 .800 03/01/28 682,940
9,715,000 CSX Corp 4 .250 03/15/29 9,664,611
1,500,000 g DP World Ltd 5 .625 09/25/48 1,393,126
2,235,000 g First Student Bidco, Inc 4 .000 07/31/29 1,787,529
1,443,000 g Mexico City Airport Trust 4 .250 10/31/26 1,328,801
5,000,000 g Mexico City Airport Trust 5 .500 07/31/47 3,427,500
2,650,000 g Pelabuhan Indonesia III Persero PT 4 .500 05/02/23 2,649,099
3,000,000 Southwest Airlines Co 5 .125 06/15/27 3,027,744
2,000,000 g Transnet SOC Ltd 4 .000 07/26/22 1,907,600
5,200,000 Union Pacific Corp 2 .891 04/06/36 4,298,461
1,175,000 Union Pacific Corp 3 .839 03/20/60 980,786
TOTAL TRANSPORTATION 49,935,248
UTILITIES - 2 .6%
1,525,000 g Access Bank plc 6 .125 09/21/26 1,228,212
1,728,125 g Adani Transmission Ltd 4 .250 05/21/36 1,459,025
1,000,000 AEP Transmission Co LLC 3 .100 12/01/26 965,603
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 883,310
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,478,258
2,140,000 AEP Transmission Co LLC 2 .750 08/15/51 1,499,812
1,450,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,176,203
725,000 Alabama Power Co 4 .150 08/15/44 639,384
3,000,000 Alabama Power Co 3 .450 10/01/49 2,373,370
10,350,000 Alabama Power Co 3 .125 07/15/51 7,746,193
4,600,000 Ameren Corp 3 .650 02/15/26 4,511,357
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,563,806
3,075,000 American Water Capital Corp 2 .800 05/01/30 2,757,032
10,000,000 American Water Capital Corp 2 .300 06/01/31 8,469,301
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,214,692
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,185,735
675,000 American Water Capital Corp 3 .450 05/01/50 537,880
760,000 American Water Capital Corp 3 .250 06/01/51 584,343
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,391,691
375,000 Atmos Energy Corp 4 .125 10/15/44 332,005
800,000 g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 755,640
2,050,000 Baltimore Gas & Electric Co 3 .750 08/15/47 1,748,837
1,850,000 BAT Capital Corp 4 .742 03/16/32 1,644,255
5,535,000 g Becle SAB de C.V. 2 .500 10/14/31 4,423,285
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,705,481
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,752,145
1,075,000 Black Hills Corp 4 .250 11/30/23 1,078,184
850,000 Black Hills Corp 3 .150 01/15/27 810,619
760,000 Black Hills Corp 3 .875 10/15/49 606,303
1,200,000 e CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 1,090,445
660,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 750,559
1,125,000 CMS Energy Corp 3 .600 11/15/25 1,102,937
2,125,000 g Colbun S.A. 3 .150 01/19/32 1,707,012
3,000,000 e,g Comision Federal de Electricidad 3 .348 02/09/31 2,289,030
395,000 Commonwealth Edison Co 5 .900 03/15/36 442,104
9,470,000 Commonwealth Edison Co 3 .000 03/01/50 7,176,786
2,750,000 Commonwealth Edison Co 2 .750 09/01/51 1,955,879
1,235,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 1,059,949
1,425,000 Consumers Energy Co 2 .650 08/15/52 997,724
6,300,000 Dominion Energy, Inc 3 .300 04/15/41 4,941,978
12,000,000 Dominion Energy, Inc 4 .350 N/A‡ 9,870,000
14,570,000 Duke Energy Corp 3 .300 06/15/41 11,274,249
3,125,000 Duke Energy Corp 3 .750 09/01/46 2,460,925
297,024 Duke Energy Florida Project Finance LLC 1 .731 09/01/22 295,978

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 3,310,000 Duke Energy Progress LLC 2 .500% 08/15/50 $ 2,260,376
2,100,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 2,028,511
2,390,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,863,701
2,500,000 Enel Chile S.A. 4 .875 06/12/28 2,387,500
4,900,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 3,307,500
3,500,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 2,980,449
1,000,000 Entergy Arkansas LLC 2 .650 06/15/51 693,010
3,700,000 Entergy Corp 0 .900 09/15/25 3,330,578
2,600,000 g Equate Petrochemical BV 2 .625 04/28/28 2,302,673
900,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 723,513
2,525,000 Eversource Energy 1 .650 08/15/30 2,010,889
3,000,000 Eversource Energy 3 .450 01/15/50 2,291,184
1,225,000 Exelon Corp 4 .050 04/15/30 1,175,492
2,700,000 Florida Power & Light Co 3 .990 03/01/49 2,460,138
UGX 8,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 1,868,366
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 947,632
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 2,167,184
6,000,000 g Israel Electric Corp Ltd 4 .250 08/14/28 5,753,859
2,000,000 g Kallpa Generacion SA 4 .125 08/16/27 1,800,000
2,200,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 2,210,868
2,600,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,334,827
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 7,067,642
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,844,020
2,000,000 g Nemak SAB de C.V. 3 .625 06/28/31 1,396,000
1,650,000 Nevada Power Co 2 .400 05/01/30 1,437,332
4,320,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 3,627,650
15,720,000 NiSource, Inc 1 .700 02/15/31 12,288,717
2,845,000 g NRG Energy, Inc 2 .450 12/02/27 2,442,812
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,136,162
2,000,000 NSTAR Electric Co 3 .200 05/15/27 1,928,191
850,000 NSTAR Electric Co 3 .950 04/01/30 831,635
2,175,000 Ohio Power Co 4 .150 04/01/48 1,898,558
2,175,000 Ohio Power Co 4 .000 06/01/49 1,871,162
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 185,464
2,940,000 PacifiCorp 2 .700 09/15/30 2,605,940
2,915,000 PacifiCorp 2 .900 06/15/52 2,125,519
350,000 g Pattern Energy Operations LP 4 .500 08/15/28 304,500
1,375,000 PECO Energy Co 3 .000 09/15/49 1,041,690
1,000,000 PECO Energy Co 2 .800 06/15/50 729,654
1,400,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 1,263,066
2,500,000 g Perusahaan Listrik Negara PT 3 .375 02/05/30 2,112,500
852,682 g,o Petra Diamonds US Treasury plc 10 .500 03/08/26 852,681
4,150,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 933,750
135,000 Potomac Electric Power Co 7 .900 12/15/38 173,856
2,050,000 g Promigas S.A. ESP 3 .750 10/16/29 1,653,058
8,425,000 Public Service Co of Colorado 1 .875 06/15/31 7,042,776
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 4,270,492
3,925,000 Public Service Electric & Gas Co 3 .150 01/01/50 3,047,510
3,000,000 g Rumo Luxembourg Sarl 5 .250 01/10/28 2,812,500
3,215,000 g Saka Energi Indonesia PT 4 .450 05/05/24 2,945,551
4,000,000 Sempra Energy 4 .875 N/A‡ 3,679,923
1,750,000 Southern Co 4 .400 07/01/46 1,522,035
2,075,000 Southern Co Gas Capital Corp 3 .875 11/15/25 2,036,237
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 1,085,153
1,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 961,016
4,900,000 Southwestern Public Service Co 3 .400 08/15/46 3,887,973
1,700,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,444,689
4,000,000 g TerraForm Power Operating LLC 4 .750 01/15/30 3,425,960
1,612,658 g UEP Penonome II S.A. 6 .500 10/01/38 1,501,788
1,025,000 Virginia Electric & Power Co 2 .950 11/15/26 976,322

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,050,000 Virginia Electric & Power Co 3 .500% 03/15/27 $ 1,025,220
6,000,000 Virginia Electric & Power Co 3 .800 04/01/28 5,864,591
1,000,000 Wisconsin Power & Light Co 4 .100 10/15/44 839,922
470,000 Xcel Energy, Inc 4 .800 09/15/41 442,807
TOTAL UTILITIES 259,399,790
TOTAL CORPORATE BONDS 3,456,582,532
(Cost $4,012,661,215)
GOVERNMENT BONDS - 44.8%
AGENCY SECURITIES - 0 .1%
2,500,000 Amber Circle Funding Ltd 3 .250 12/04/22 2,500,235
2,999,000 Canal Barge Co, Inc 4 .500 11/12/34 3,075,182
5,125,000 Overseas Private Investment Corp (OPIC) 3 .520 09/20/32 5,133,883
TOTAL AGENCY SECURITIES 10,709,300
FOREIGN GOVERNMENT BONDS - 2 .0%
2,000,000 g Abu Dhabi Government International Bond 3 .125 05/03/26 1,962,924
1,500,000 g Abu Dhabi Government International Bond 2 .500 09/30/29 1,379,689
975,000 g African Export-Import Bank 2 .634 05/17/26 860,363
3,125,000 g Angolan Government International Bond 8 .750 04/14/32 2,493,316
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,342,074
INR 140,000,000 Asian Development Bank 6 .200 10/06/26 1,713,913
4,465,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 3,712,551
EUR 2,100,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,732,234
628,900 g Barbados Government International Bond 6 .500 10/01/29 603,744
750,000 g Bermuda Government International Bond 4 .750 02/15/29 749,512
3,000,000 g BNG Bank NV 3 .000 09/20/23 3,003,304
1,245,000 g Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 1,216,987
2,000,000 Brazilian Government International Bond 4 .750 01/14/50 1,354,062
1,825,000 Chile Government International Bond 2 .750 01/31/27 1,704,095
5,950,000 Chile Government International Bond 2 .550 01/27/32 5,051,325
990,000 Chile Government International Bond 3 .100 05/07/41 753,242
CNY 16,600,000 China Government International Bond 2 .880 11/05/23 2,503,869
CNY 5,000,000 China Government International Bond 3 .270 11/19/30 769,076
CNY 3,300,000 China Government International Bond 3 .810 09/14/50 532,456
4,275,000 Colombia Government International Bond 3 .250 04/22/32 3,089,055
1,300,000 Colombia Government International Bond 5 .000 06/15/45 868,790
3,000,000 g Corp Financiera de Desarrollo S.A. 2 .400 09/28/27 2,527,500
3,460,000 g Costa Rica Government International Bond 5 .625 04/30/43 2,587,589
1,750,000 g Development Bank of Japan, Inc 0 .500 03/04/24 1,673,044
DOP 90,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 1,602,379
DOP 120,000,000 g Dominican Republic Government International Bond 12 .000 03/05/32 2,226,159
2,250,000 g Dominican Republic Government International Bond 4 .875 09/23/32 1,731,233
3,725,000 g Dominican Republic Government International Bond 6 .500 02/15/48 2,812,375
1,295,000 g Dominican Republic International Bond 5 .500 02/22/29 1,125,666
990,000 g Dominican Republic International Bond 5 .300 01/21/41 685,864
143,196 g Ecuador Government International Bond 0 .000 07/31/30 59,128
857,325 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 551,922
956,102 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 460,894
1,150,000 g Egypt Government International Bond 7 .600 03/01/29 836,489
EUR 3,000,000 g Egypt Government International Bond 5 .625 04/16/30 1,944,572
1,500,000 g Egypt Government International Bond 7 .053 01/15/32 972,318
1,050,000 g Egypt Government International Bond 8 .500 01/31/47 619,899
1,875,000 g Egypt Government International Bond 8 .875 05/29/50 1,135,050
450,000 g El Salvador Government International Bond 6 .375 01/18/27 150,309
1,200,000 g El Salvador Government International Bond 7 .625 02/01/41 373,729
1,070,000 g El Salvador Government International Bond 7 .125 01/20/50 331,773
395,000 European Investment Bank 4 .875 02/15/36 461,005

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 4,400,000 g Export-Import Bank of India 3 .875% 02/01/28 $ 4,212,520
1,900,000 g Export-Import Bank of India 2 .250 01/13/31 1,495,750
2,200,000 Export-Import Bank of Korea 0 .750 09/21/25 2,013,341
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,636,119
950,000 g Ghana Government International Bond 8 .125 03/26/32 456,019
1,500,000 g Ghana Government International Bond 8 .627 06/16/49 701,250
1,700,000 g Guatemala Government Bond 3 .700 10/07/33 1,305,771
245,000 g Guatemala Government International Bond 6 .125 06/01/50 205,333
EUR 1,750,000 g Hellenic Republic Government International Bond 1 .875 07/23/26 1,773,834
1,350,000 g Honduras Government International Bond 6 .250 01/19/27 1,055,031
875,000 g Hungary Government International Bond 5 .250 06/16/29 872,924
575,000 g Hungary Government International Bond 2 .125 09/22/31 444,380
500,000 Indonesia Government International Bond 3 .550 03/31/32 454,937
IDR 28,000,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,862,594
IDR 25,500,000,000 Indonesia Treasury Bond 7 .500 08/15/32 1,720,508
1,747,500 g Iraq Government International Bond 5 .800 01/15/28 1,568,238
EUR 125,000 g Ivory Coast Government International Bond 4 .875 01/30/32 93,796
770,000 g Ivory Coast Government International Bond 6 .125 06/15/33 603,110
1,097,154 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 946,830
710,000 Jamaica Government International Bond 6 .750 04/28/28 731,038
3,050,000 Jamaica Government International Bond 7 .875 07/28/45 3,197,243
1,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 1,491,498
1,750,000 g Jordan Government International Bond 4 .950 07/07/25 1,579,731
2,060,000 g Jordan Government International Bond 5 .850 07/07/30 1,629,404
1,375,000 g Kenya Government International Bond 7 .000 05/22/27 1,024,987
1,000,000 g Kenya Government International Bond 8 .000 05/22/32 707,991
1,490,000 g Kenya Government International Bond 6 .300 01/23/34 927,000
2,000,000 g Kommunalbanken AS. 1 .125 06/14/30 1,698,073
3,175,000 g Korea Electric Power Corp 1 .125 06/15/25 2,939,447
2,250,000 g Korea Electric Power Corp 4 .000 06/14/27 2,250,102
1,700,000 g Korea Housing Finance Corp 3 .000 10/31/22 1,699,575
3,000,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,731,362
MYR 7,600,000 Malaysia Government Bond 3 .828 07/05/34 1,593,573
MXN 27,200,000 Mexican Bonos 5 .750 03/05/26 1,202,822
MXN 24,500,000 Mexican Bonos 8 .500 11/18/38 1,155,147
900,000 e Mexico Government International Bond 3 .250 04/16/30 791,976
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,363,443
4,000,000 Mexico Government International Bond 4 .280 08/14/41 3,161,339
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,682,765
500,000 g Mongolia Government International Bond 5 .125 04/07/26 448,166
1,710,000 e,g Mongolia Government International Bond 4 .450 07/07/31 1,304,480
1,760,000 g Morocco Government International Bond 3 .000 12/15/32 1,207,705
2,825,000 g Morocco Government International Bond 5 .500 12/11/42 2,047,618
525,000 g Morocco Government International Bond 4 .000 12/15/50 306,492
2,500,000 g Namibia Government International Bond 5 .250 10/29/25 2,220,087
425,000 g Nigeria Government International Bond 6 .500 11/28/27 323,327
1,000,000 g,k Nigeria Government International Bond 8 .375 03/24/29 758,750
345,000 g Nigeria Government International Bond 7 .875 02/16/32 239,952
400,000 g Oman Government International Bond 6 .750 10/28/27 408,113
2,090,000 g Oman Government International Bond 6 .000 08/01/29 2,013,442
1,500,000 g Oman Government International Bond 6 .250 01/25/31 1,448,898
400,000 g Oman Sovereign Sukuk Co 4 .875 06/15/30 388,029
1,500,000 e,g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 1,297,992
970,000 g Pakistan Government International Bond 6 .875 12/05/27 659,357
2,645,000 Panama Bonos del Tesoro 3 .362 06/30/31 2,324,955
3,225,000 Panama Notas del Tesoro 3 .750 04/17/26 3,128,250
475,000 g Paraguay Government International Bond 4 .700 03/27/27 454,989
1,275,000 g Paraguay Government International Bond 5 .400 03/30/50 988,194
1,435,000 g Perusahaan Penerbit SBSN Indonesia III 2 .550 06/09/31 1,218,315

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,200,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700% 06/06/32 $ 1,179,324
1,315,000 Peruvian Government International Bond 3 .000 01/15/34 1,078,701
1,320,000 k Philippine Government International Bond 4 .200 03/29/47 1,150,782
620,000 Province of Quebec Canada 7 .500 09/15/29 771,808
1,500,000 g Provincia de Mendoza Argentina (Step Bond) 4 .250 03/19/29 960,843
2,300,000 g Qatar Government International Bond 4 .400 04/16/50 2,195,444
475,000 g Republic of Azerbaijan Government International Bond 5 .125 09/01/29 422,092
GHS 14,700,000 Republic of Ghana Government International Bond 16 .500 02/06/23 1,731,461
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 4,134,657
2,200,000 g Republic of Paraguay 6 .100 08/11/44 1,912,286
UZS 7,990,000,000 g Republic of Uzbekistan Bond 14 .500 11/25/23 715,182
410,000 g Republic of Uzbekistan Government International Bond 5 .375 02/20/29 361,060
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,050,175
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 670,021
2,000,000 g Romanian Government International Bond 3 .000 02/14/31 1,540,471
1,425,000 g Romanian Government International Bond 4 .000 02/14/51 927,305
RUB 147,000,000 † Russian Federal Bond-OFZ 6 .000 10/06/27 227,182
1,600,000 †,g Russian Foreign Bond - Eurobond 5 .100 03/28/35 400,000
3,825,000 g Rwanda International Government Bond 5 .500 08/09/31 2,985,694
2,900,000 g Saudi Government International Bond 4 .500 04/17/30 2,961,513
2,810,000 g Saudi Government International Bond 3 .750 01/21/55 2,302,636
1,225,000 g Serbia International Bond 2 .125 12/01/30 899,095
RSD 290,000,000 Serbia Treasury Bonds 5 .875 02/08/28 2,420,800
2,000,000 South Africa Government International Bond 5 .875 09/16/25 1,979,101
ZAR 22,300,000 South Africa Government International Bond 7 .000 02/28/31 1,079,626
ZAR 23,400,000 South Africa Government International Bond 8 .750 01/31/44 1,118,018
2,895,000 South Africa Government International Bond 5 .375 07/24/44 1,965,086
2,900,000 g Southern Gas Corridor CJSC 6 .875 03/24/26 2,848,154
1,110,000 State of Israel 3 .800 05/13/60 923,032
THB 24,600,000 Thailand Government International Bond 2 .875 12/17/28 705,326
THB 24,500,000 Thailand Government International Bond 3 .300 06/17/38 666,861
3,000,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,503,750
1,225,000 g Ukraine Government International Bond 9 .750 11/01/28 300,125
EUR 850,000 g Ukraine Government International Bond 4 .375 01/27/30 213,782
150,000 Uruguay Government International Bond 4 .375 01/23/31 151,547
575,000 Uruguay Government International Bond 4 .125 11/20/45 528,484
1,200,000 g Zambia Government International Bond 8 .500 04/14/24 719,952
TOTAL FOREIGN GOVERNMENT BONDS 197,134,766
MORTGAGE BACKED - 20 .9%
12,030,000 g,i Connecticut Avenue Securities Trust 2 .826 12/25/41 10,837,341
5,000,000 g,i Connecticut Avenue Securities Trust 5 .426 01/25/42 4,382,933
12,630,000 g,i Connecticut Avenue Securities Trust 4 .026 03/25/42 11,810,169
24,530,000 g,i Connecticut Avenue Securities Trust 4 .798 05/25/42 23,855,717
13,090,000 g,i Fannie CAS 5 .576 06/25/42 13,139,087
2,231,530 i Federal Home Loan Mortgage Corp (FHLMC) LIBOR 1 M + 5.920% 4 .596 03/15/44 277,328
7,522,624 FHLMC 4 .000 10/01/47 7,560,419
3,530,234 i FHLMC LIBOR 1 M + 9.920% 7 .802 06/15/48 3,615,741
16,830 FHLMC 4 .000 07/01/48 16,868
3,796,211 i FHLMC LIBOR 1 M + 9.840% 7 .722 10/15/48 3,786,617
21,114,384 FHLMC 4 .000 09/01/49 21,139,762
12,244,158 FHLMC 2 .000 09/25/50 1,443,417
23,621,188 FHLMC 2 .500 02/25/51 3,805,170
6,525,277 FHLMC 3 .000 09/01/51 6,242,420
26,770,655 FHLMC 3 .000 11/01/51 25,319,429
4,839,737 FHLMC 3 .000 11/01/51 4,550,021
3,877,100 FHLMC 3 .000 11/01/51 3,665,721
2,570,483 FHLMC 3 .000 11/01/51 2,444,522
36,682,588 FHLMC 2 .000 02/01/52 31,978,069
40,772,169 FHLMC 2 .500 02/01/52 36,831,851

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 44,194,779 FHLMC 2 .500% 03/01/52 $ 39,916,343
34,032,574 FHLMC 2 .500 03/01/52 30,753,716
4,878,274 FHLMC 3 .000 04/01/52 4,559,525
236 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 238
6,883 FGLMC 8 .000 09/01/31 7,298
64,135 FGLMC 7 .000 12/01/31 67,865
39,856 FGLMC 4 .500 07/01/33 41,024
290,035 FGLMC 7 .000 12/01/33 312,268
90,611 FGLMC 4 .500 04/01/35 93,278
82,847 FGLMC 7 .000 05/01/35 88,268
1,565,864 FGLMC 5 .000 06/01/36 1,649,004
59,510 FGLMC 5 .000 07/01/39 62,710
1,345,552 FGLMC 5 .000 08/01/44 1,418,076
82,928 FGLMC 4 .500 11/01/44 84,769
121,225 FGLMC 4 .500 11/01/44 124,643
66,347 FGLMC 4 .500 12/01/44 68,053
101,436 FGLMC 4 .500 12/01/44 104,299
584,167 FGLMC 3 .500 04/01/45 574,413
12,488,154 FGLMC 3 .500 08/01/45 12,315,547
13,354,520 FGLMC 3 .500 10/01/45 13,091,524
2,700,504 FGLMC 4 .000 12/01/45 2,728,862
4,691,436 FGLMC 4 .500 06/01/47 4,856,962
3,449,378 FGLMC 4 .000 09/01/47 3,473,509
4,026,256 FGLMC 3 .500 12/01/47 3,940,315
1,910,698 FGLMC 4 .000 07/01/48 1,916,804
9,655,790 FGLMC 4 .500 08/01/48 9,863,996
56 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 58
101 FNMA 7 .500 01/01/29 106
779 FNMA 7 .500 03/01/31 847
920,313 FNMA 3 .500 05/01/32 922,578
46,595,000 h FNMA 2 .500 07/25/32 44,493,523
2,487,396 FNMA 3 .000 10/01/32 2,465,403
607,316 FNMA 3 .500 11/01/32 610,254
574,796 FNMA 5 .000 05/01/35 604,354
447,281 FNMA 5 .000 10/01/35 470,585
231,163 FNMA 5 .000 02/01/36 243,300
37,955,000 h FNMA 3 .000 07/25/37 37,082,277
13,125,000 h FNMA 3 .500 07/25/37 13,042,823
312,881 FNMA 5 .500 11/01/38 336,124
191,693 FNMA 5 .500 03/01/39 205,470
3,328,718 FNMA 3 .000 10/01/39 3,167,582
1,559,731 FNMA 3 .000 05/01/40 1,485,595
362,075 FNMA 5 .000 09/01/40 381,076
208,368 FNMA 4 .000 02/01/41 210,741
409,451 FNMA 5 .000 05/01/41 431,028
24,116,584 FNMA 2 .000 03/01/42 21,438,720
5,739,920 FNMA 4 .000 09/01/42 5,765,997
711,717 FNMA 3 .500 04/01/43 699,390
619,761 FNMA 3 .500 09/01/43 610,190
2,796,418 i FNMA LIBOR 1 M + 5.950% 4 .326 09/25/43 384,939
1,909,956 FNMA 4 .000 01/01/44 1,928,321
1,957,053 FNMA 4 .500 03/01/44 2,016,834
502,771 FNMA 4 .500 06/01/44 516,416
2,366,638 FNMA 4 .500 06/01/44 2,430,356
440,699 FNMA 3 .500 07/01/44 433,076
1,439,185 FNMA 4 .500 08/01/44 1,477,612
2,018,643 FNMA 4 .500 10/01/44 2,073,099
1,369,446 FNMA 4 .500 11/01/44 1,401,552
1,289,769 FNMA 5 .000 11/01/44 1,357,474
371,855 FNMA 4 .500 12/01/44 381,886

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,243,387 FNMA 4 .000% 01/01/45 $ 1,248,983
1,492,740 FNMA 3 .500 05/01/45 1,470,763
3,058,220 FNMA 4 .000 12/01/45 3,079,758
3,045,744 FNMA 3 .500 01/01/46 2,978,100
2,647,911 FNMA 4 .000 01/01/46 2,666,606
1,321,583 FNMA 4 .000 04/01/46 1,327,572
2,214,522 FNMA 3 .500 06/01/46 2,165,363
4,804,815 FNMA 3 .500 07/01/46 4,698,133
10,538,038 FNMA 3 .500 07/01/46 10,355,771
1,666,899 FNMA 3 .000 10/01/46 1,542,991
1,395,707 FNMA 3 .500 10/01/46 1,364,735
2,336,234 FNMA 4 .500 05/01/47 2,411,059
755,045 FNMA 3 .000 11/01/47 699,340
5,164,874 FNMA 3 .500 11/01/47 5,075,591
13,383,408 FNMA 4 .000 12/01/47 13,413,372
7,074,474 FNMA 3 .500 01/01/48 6,917,667
2,757,618 FNMA 4 .500 01/01/48 2,814,164
1,095,454 FNMA 4 .500 02/01/48 1,117,919
2,075,075 FNMA 4 .000 03/01/48 2,079,723
4,427,300 FNMA 4 .500 03/01/48 4,518,064
1,909,368 FNMA 4 .500 05/01/48 1,949,583
1,454,059 FNMA 4 .500 05/01/48 1,485,121
2,757,669 FNMA 4 .000 06/01/48 2,765,603
2,049,558 FNMA 5 .000 08/01/48 2,139,673
23,945 FNMA 3 .000 05/01/49 22,170
231,624 FNMA 3 .000 06/01/49 214,248
3,315,979 FNMA 4 .500 06/01/49 3,362,399
91,500,000 h FNMA 4 .000 07/25/49 90,225,791
80,500,000 h FNMA 4 .500 07/25/49 80,805,019
18,885,466 FNMA 3 .000 07/01/50 17,757,952
7,206,903 FNMA 2 .000 08/25/50 1,018,282
21,116,514 FNMA 2 .500 11/25/50 3,056,212
6,998,177 FNMA 3 .000 02/25/51 1,405,250
83,838,093 FNMA 2 .000 04/01/51 72,875,385
6,836,064 FNMA 3 .500 08/01/51 6,624,402
5,051,269 FNMA 3 .000 09/01/51 4,757,718
10,867,961 FNMA 2 .500 11/25/51 1,557,624
43,994,295 FNMA 2 .000 12/01/51 38,352,531
4,859,405 FNMA 2 .000 01/01/52 4,247,509
18,554,641 FNMA 2 .500 01/01/52 16,758,419
1,439,252 FNMA 3 .000 01/01/52 1,348,576
34,760,529 FNMA 2 .000 02/01/52 30,302,314
61,152,541 FNMA 2 .500 02/01/52 55,220,852
29,119,706 FNMA 2 .500 02/01/52 26,314,120
36,505,915 FNMA 2 .500 02/01/52 32,956,231
30,334,476 FNMA 2 .500 02/01/52 27,380,410
11,801,508 FNMA 3 .500 02/01/52 11,440,220
5,622,053 FNMA 2 .000 03/01/52 4,885,023
6,649,774 FNMA 2 .500 04/01/52 5,999,801
5,511,073 FNMA 3 .000 04/01/52 5,152,612
44,634,246 FNMA 3 .000 04/01/52 41,751,045
7,273,404 FNMA 3 .000 04/01/52 6,795,973
77,957,581 FNMA 3 .000 04/01/52 72,941,045
43,824,250 FNMA 3 .000 04/01/52 40,993,397
27,768,714 FNMA 3 .500 05/01/52 26,760,738
41,609,242 FNMA 4 .000 05/01/52 41,079,540
6,427,397 FNMA 4 .000 06/01/52 6,345,571
7,180,000 h FNMA 4 .000 07/01/52 7,089,658
52,570,000 h FNMA 3 .500 07/25/52 50,553,448
94,390,000 h FNMA 5 .000 07/25/52 96,336,794

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 25,000,000 h FNMA 5 .000% 08/25/52 $ 25,441,894
44,100,000 h FNMA 5 .500 08/25/52 45,643,500
4,250,000 g,i Freddie Mac STACR REMIC Trust 4 .326 10/25/41 3,635,461
3,831,000 g,i Freddie Mac STACR REMIC Trust 4 .426 03/25/42 3,658,353
27,455,000 g,i Freddie Mac STACR REMIC Trust 4 .276 05/25/42 26,101,317
5,137,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .226 08/25/33 4,855,960
7,070,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .700 11/25/41 6,047,657
26,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .326 02/25/42 24,542,998
26,700,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 5 .279 06/25/42 26,834,119
27,611 Government National Mortgage Association (GNMA) 6 .500 11/20/38 30,246
247,832 GNMA 5 .000 06/15/39 261,220
931,098 GNMA 4 .500 12/20/45 964,604
1,942,430 GNMA 4 .000 06/20/46 263,689
24,125,000 h GNMA 3 .000 07/20/47 22,739,697
51,810,170 GNMA 2 .500 05/20/52 47,476,740
80,894,217 GNMA 3 .000 05/20/52 76,361,328
23,510,000 h GNMA 2 .000 07/20/52 20,874,309
20,215,000 h GNMA 2 .500 07/20/52 18,496,725
45,000,000 h GNMA 3 .500 07/20/52 43,720,313
15,000,000 h GNMA 4 .000 07/20/52 14,934,082
21,750,000 h GNMA 4 .500 07/20/52 22,069,453
9,106,735 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 7,603,122
9,487,610 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 8,642,818
9,050,328 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 8,163,323
8,762,928 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 7,620,666
6,600,000 †,g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 5,694,304
13,808,843 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 11,660,381
23,876,401 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 21,017,300
15,132,643 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 13,326,108
8,850,047 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 7,728,923
5,750,306 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 4,985,918
TOTAL MORTGAGE BACKED 2,044,255,958
MUNICIPAL BONDS - 1 .5%
5,440,000 Alabama Economic Settlement Authority 3 .163 09/15/25 5,404,581
990,000 Chicago Housing Authority 3 .682 01/01/25 986,841
380,000 City & County of San Francisco CA Community Facilities
District
3 .028 09/01/23 378,385
550,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 531,066
4,945,000 City of New York NY 3 .200 12/01/26 4,832,038
2,215,000 Commonwealth Financing Authority 3 .864 06/01/38 2,112,319
1,500,000 County of Miami-Dade FL Aviation Revenue 2 .218 10/01/22 1,499,194
2,500,000 County of Miami-Dade FL Aviation Revenue 3 .285 10/01/23 2,492,001
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .504 10/01/24 3,397,355
2,250,000 County of Miami-Dade FL Aviation Revenue 3 .405 10/01/24 2,227,062
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .604 10/01/25 3,356,869
2,380,000 County of Miami-Dade FL Aviation Revenue 3 .505 10/01/25 2,347,231
2,500,000 County of Miami-Dade FL Aviation Revenue 2 .704 10/01/26 2,368,017
2,000,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 1,921,021
3,750,000 County of Miami-Dade FL Aviation Revenue 3 .612 10/01/26 3,683,327
470,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 438,584
4,265,000 Denver City & County School District No. 1 3 .598 12/15/27 4,196,557
1,000,000 Los Angeles County Redevelopment Agency 2 .000 09/01/22 999,449
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy
3 .375 09/01/35 4,180,611
6,650,000 Michigan Finance Authority 2 .988 09/01/49 6,585,604
3,400,000 New Jersey Economic Development Authority 7 .425 02/15/29 3,819,795
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,814,810
810,000 Oklahoma City Economic Development Trust 3 .440 09/01/24 812,036
2,000,000 Port of Seattle WA 3 .471 05/01/31 1,875,698

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,625,000 Port of Seattle WA 3 .571% 05/01/32 $ 1,522,648
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
2 .037 05/15/23 990,180
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
2 .259 05/15/24 977,853
1,250,000 Regents of the University of California Medical Center
Pooled Revenue
2 .359 05/15/25 1,206,734
1,785,000 Regents of the University of California Medical Center
Pooled Revenue
2 .459 05/15/26 1,703,934
1,600,000 Regents of the University of California Medical Center
Pooled Revenue
2 .559 05/15/27 1,509,712
3,980,000 Rhode Island Convention Center Authority 3 .195 05/15/26 3,877,095
875,000 San Francisco City & County Redevelopment Agency 3 .113 08/01/22 875,545
6,365,000 San Jose Redevelopment Agency 3 .375 08/01/34 5,801,554
660,000 Santa Ana Community Redevelopment Agency
Successor Agency
3 .567 09/01/23 662,903
13,060,000 State of California 4 .600 04/01/38 13,205,565
21,060,000 State of Illinois 5 .100 06/01/33 21,188,245
9,900,000 State of Wisconsin 3 .154 05/01/27 9,679,701
1,763,000 State Public School Building Authority 5 .000 09/15/27 1,831,301
7,500,000 Texas A&M University 3 .993 05/15/37 7,345,727
2,000,000 University of California 2 .439 05/15/24 1,961,077
2,000,000 University of California 2 .589 05/15/25 1,941,573
TOTAL MUNICIPAL BONDS 140,541,798
U.S. TREASURY SECURITIES - 20 .3%
1,900,000 United States Treasury Bond 4 .750 02/15/37 2,294,176
10,875,000 United States Treasury Bond 3 .500 02/15/39 11,360,552
16,015,000 United States Treasury Bond 3 .875 08/15/40 17,266,797
12,000,000 United States Treasury Bond 3 .125 11/15/41 11,521,406
1,380,000 United States Treasury Bond 2 .500 05/15/46 1,169,658
10,450,000 United States Treasury Bond 3 .000 05/15/47 9,767,484
1,255,000 United States Treasury Bond 2 .750 08/15/47 1,122,245
42,835,000 United States Treasury Bond 2 .750 11/15/47 38,374,137
55,445,000 United States Treasury Bond 3 .000 02/15/48 52,239,586
510,000 United States Treasury Bond 3 .125 05/15/48 493,564
45,841,000 United States Treasury Bond 3 .375 11/15/48 46,576,963
21,088,240 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 21,379,851
1,000,000 United States Treasury Note 0 .125 05/31/23 975,234
330,000,000 United States Treasury Note 0 .250 03/15/24 315,085,548
25,000,000 United States Treasury Note 2 .250 03/31/24 24,685,547
280,795,000 e United States Treasury Note 2 .500 05/31/24 278,261,263
1,875,000 United States Treasury Note 2 .875 06/15/25 1,867,529
8,150,000 United States Treasury Note 0 .875 09/30/26 7,443,242
173,795,000 United States Treasury Note 1 .250 12/31/26 160,638,176
48,443,000 United States Treasury Note 2 .625 05/31/27 47,527,125
675,000 United States Treasury Note 1 .000 07/31/28 596,980
218,000 United States Treasury Note 1 .125 08/31/28 194,011
6,300,000 United States Treasury Note 1 .375 10/31/28 5,680,090
56,290,000 United States Treasury Note 2 .375 03/31/29 53,882,283
6,775,000 United States Treasury Note 1 .250 08/15/31 5,832,322
133,785,000 United States Treasury Note 2 .875 05/15/32 132,279,919
2,850,000 United States Treasury Note 1 .875 02/15/41 2,235,135
4,507,000 United States Treasury Note 1 .750 08/15/41 3,428,313
33,830,000 United States Treasury Note 2 .000 11/15/41 26,868,420
383,024,100 United States Treasury Note 2 .250 02/15/42 324,792,467
54,000,000 United States Treasury Note 3 .250 05/15/42 52,700,625
296,517,000 United States Treasury Note 2 .250 02/15/52 244,024,225

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 88,500,000 United States Treasury Note 2 .875% 05/15/52 $ 83,591,016
TOTAL U.S. TREASURY SECURITIES 1,986,155,889
TOTAL GOVERNMENT BONDS 4,378,797,711
(Cost $4,590,304,233)
STRUCTURED ASSETS - 16.1%
ASSET BACKED - 6 .1%
950,000 g Affirm Asset Securitization Trust 1 .660 08/15/25 908,476
Series - 2021 A (Class C)
4,000,000 g,i AGL CLO 19 Ltd 0 .000 07/21/35 3,948,400
Series - 2022 19A (Class B1)
3,375,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 1 .895 01/17/35 3,159,250
Series - 2021 16A (Class B)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.050% 2 .113 04/20/34 9,593,180
Series - 2017 AA (Class AR)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.500% 2 .563 04/20/34 9,317,130
Series - 2017 AA (Class BR)
284,178 American Airlines Pass Through Trust 3 .575 01/15/28 263,770
Series - 2016 1 (Class AA)
1,000,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 962,606
Series - 2020 2 (Class D)
17,000,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 15,897,978
Series - 2021 1 (Class D)
1,233,816 g AMSR Trust 1 .819 04/17/37 1,170,633
Series - 2020 SFR1 (Class A)
2,000,000 g AMSR Trust 3 .148 01/19/39 1,875,238
Series - 2019 SFR1 (Class C)
1,865,000 g AMSR Trust 3 .247 01/19/39 1,730,954
Series - 2019 SFR1 (Class D)
8,033,888 g Apollo aviation securitization 2 .798 01/15/47 6,851,249
Series - 2021 2A (Class A)
2,722,500 g Applebee's Funding LLC 4 .194 06/05/49 2,641,130
Series - 2019 1A (Class A2I)
55,677 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
3,000,000 g Avis Budget Rental Car Funding AESOP LLC 3 .070 09/20/23 3,001,975
Series - 2017 1A (Class A)
8,500,000 g Avis Budget Rental Car Funding AESOP LLC 2 .970 03/20/24 8,472,998
Series - 2017 2A (Class A)
1,181,200 g Avis Budget Rental Car Funding AESOP LLC 2 .020 02/20/27 1,084,918
Series - 2020 2A (Class A)
6,800,000 g Avis Budget Rental Car Funding AESOP LLC 1 .630 08/20/27 6,001,628
Series - 2021 1A (Class B)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,723,638
Series - 2021 1A (Class C)
1,500,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.750% 6 .448 12/23/24 1,478,250
Series - 2020 A (Class )
1,113,388 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,070,220
Series - 2019 A (Class A)
1,704,706 g British Airways Pass Through Trust 3 .800 09/20/31 1,611,047
Series - 2018 1 (Class AA)
5,417,882 g Capital Automotive REIT 2 .690 02/15/50 5,129,185
Series - 2020 1A (Class A1)
3,922,990 g Capital Automotive REIT 1 .440 08/15/51 3,458,516
Series - 2021 1A (Class A1)
8,398,250 g Capital Automotive REIT 1 .920 08/15/51 7,340,487
Series - 2021 1A (Class A3)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,440,000 CarMax Auto Owner Trust 1 .280% 07/15/27 $ 1,313,521
Series - 2021 1 (Class D)
5,811,500 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 5,108,254
Series - 2020 1A (Class A1)
9,925,000 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 9,107,674
Series - 2020 1A (Class A3)
2,500,000 Carvana Auto Receivables Trust 1 .270 03/10/28 2,371,261
Series - 2021 N2 (Class D)
9,150,000 Carvana Auto Receivables Trust 1 .720 09/11/28 8,744,688
Series - 2021 N4 (Class C)
3,340,000 g Carvana Auto Receivables Trust 4 .130 12/11/28 3,228,251
Series - 2022 N1 (Class D)
4,150,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 3,947,592
Series - 2020 1A (Class B1R)
343,610 i C-BASS Trust LIBOR 1 M + 0.160% 1 .784 07/25/36 327,283
Series - 2006 CB6 (Class A1)
8,817,685 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .520 04/07/52 22,044
Series - 2007 1A (Class A2)
8,974,909 g CF Hippolyta LLC 1 .690 07/15/60 8,132,488
Series - 2020 1 (Class A1)
2,708,875 g CF Hippolyta LLC 1 .990 07/15/60 2,314,772
Series - 2020 1 (Class A2)
1,841,007 g CF Hippolyta LLC 2 .280 07/15/60 1,651,428
Series - 2020 1 (Class B1)
7,105,000 Chase Issuance Trust 1 .530 01/15/25 7,051,221
Series - 2020 A1 (Class A1)
1,500,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.220% 2 .283 07/20/30 1,478,759
Series - 2017 3A (Class A1)
5,855,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.600% 0 .000 10/20/34 5,552,478
Series - 2020 2A (Class BR)
2,175,000 g,i CIFC Funding Ltd LIBOR 3 M + 2.050% 3 .113 10/20/34 2,030,661
Series - 2020 2A (Class CR)
5,625,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.650% 2 .694 07/15/36 5,349,263
Series - 2020 1A (Class BR)
2,000,000 g,i CIFC Funding Ltd LIBOR 3 M + 2.000% 3 .044 07/15/36 1,840,182
Series - 2020 1A (Class CR)
15,379 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 14,919
Series - 2002 1 (Class AF6)
11,450,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 10,527,654
Series - 2021 1A (Class A2)
641,887 g Corevest American Finance Trust 1 .832 03/15/50 609,197
Series - 2020 1 (Class A1)
1,094,063 g DB Master Finance LLC 4 .352 05/20/49 1,019,944
Series - 2019 1A (Class A23)
16,915,000 g DB Master Finance LLC 2 .045 11/20/51 15,018,067
Series - 2021 1A (Class A2I)
13,333,000 g DB Master Finance LLC 2 .493 11/20/51 11,485,633
Series - 2021 1A (Class A2II)
1,148,511 g Diamond Resorts Owner Trust 2 .890 02/20/32 1,127,929
Series - 2019 1A (Class A)
3,138,329 g Diamond Resorts Owner Trust 2 .050 11/21/33 2,940,048
Series - 2021 1A (Class B)
3,300,000 i Discover Card Execution Note Trust LIBOR 1 M + 0.360% 1 .684 10/15/22 3,301,296
Series - 2017 A7 (Class A7)
2,551,500 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 2,539,003
Series - 2015 1A (Class A2II)
2,316,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 2,258,012
Series - 2018 1A (Class A2I)
13,810,500 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 12,037,770
Series - 2021 1A (Class A2I)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,800,000 g,i Dryden 49 Senior Loan Fund LIBOR 3 M + 1.600% 2 .644% 07/18/30 $ 3,662,109
Series - 2017 49A (Class BR)
11,800,000 g DT Auto Owner Trust 1 .160 11/16/26 10,939,106
Series - 2021 1A (Class D)
1,628,604 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 2 .724 05/25/37 1,617,328
Series - 2007 2 (Class A2C)
22,540,000 g Flexential Issuer, LLC 3 .250 11/27/51 20,607,175
Series - 2021 1A (Class A2)
18,579,499 g FNA VI LLC 1 .350 01/10/32 17,352,338
Series - 2021 1A (Class A)
11,000,000 g,i GRACIE POINT INTERNATIONAL FUNDING 2 .903 04/01/24 10,962,556
Series - 2022 1A (Class A)
1,970,000 g Hardee's Funding LLC 3 .981 12/20/50 1,788,989
Series - 2020 1A (Class A2)
811,159 g HERO Funding Trust 3 .190 09/20/48 774,775
Series - 2017 3A (Class A1)
292,245 g HERO Funding Trust 3 .280 09/20/48 282,854
Series - 2017 2A (Class A1)
1,054,507 g HERO Funding Trust 3 .950 09/20/48 1,023,278
Series - 2017 3A (Class A2)
584,490 g HERO Funding Trust 4 .070 09/20/48 568,033
Series - 2017 2A (Class A2)
11,850,000 g Hertz Vehicle Financing LLC 1 .560 12/26/25 10,950,603
Series - 2021 1A (Class B)
4,700,000 g Hertz Vehicle Financing LLC 4 .120 09/25/26 4,599,787
Series - 2022 4A (Class B)
3,700,000 g Hertz Vehicle Financing LLC 4 .610 09/25/26 3,617,759
Series - 2022 4A (Class C)
629,622 g Hilton Grand Vacations Trust 2 .660 12/26/28 620,512
Series - 2017 AA (Class A)
472,217 g Hilton Grand Vacations Trust 2 .960 12/26/28 462,175
Series - 2017 AA (Class B)
1,020,526 g Hilton Grand Vacations Trust 2 .340 07/25/33 976,026
Series - 2019 AA (Class A)
87,700 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 86,566
Series - 2003 1 (Class M1)
3,804,171 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 3,366,121
Series - 2019 1 (Class A)
4,301,295 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 3,727,307
Series - 2019 2 (Class A)
3,450,000 g Hpefs Equipment Trust 4 .430 09/20/29 3,426,976
Series - 2022 2A (Class C)
3,750,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 3,653,625
Series - 2022 1A (Class 1)
799,963 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 2 .773 01/17/38 791,901
Series - 2018 SFR4 (Class B)
5,250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 3 .784 10/06/23 5,145,000
Series - 2020 A (Class )
7,750,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 2 .345 01/18/34 7,274,638
Series - 2021 59A (Class C)
530,000 g,i Magnetite XVIII Ltd LIBOR 3 M + 1.500% 2 .911 11/15/28 513,786
Series - 2016 18A (Class BR)
2,630,835 g MAPS Trust 2 .521 06/15/46 2,282,899
Series - 2021 1A (Class A)
2,700,000 g,i Massachusetts St LIBOR 3 M + 1.650% 1 .882 01/15/35 2,552,642
Series - 2021 3A (Class B)
5,250,000 g,i MSCG Trust 3 .577 06/07/35 4,545,642
Series - 2015 ALDR (Class C)
1,750,000 g,i MSCG Trust 3 .577 06/07/35 1,444,624
Series - 2015 ALDR (Class D)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,579,952 g MVW LLC 1 .830% 05/20/39 $ 1,441,082
Series - 2021 2A (Class B)
3,532,419 g MVW LLC 1 .440 01/22/41 3,202,225
Series - 2021 1WA (Class B)
2,225,424 g MVW LLC 1 .940 01/22/41 2,042,468
Series - 2021 1WA (Class C)
1,744,704 g MVW Owner Trust 3 .000 11/20/36 1,662,312
Series - 2019 1A (Class B)
2,220,467 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 2,069,569
Series - 2020 HA (Class A)
1,679,161 g Navient Student Loan Trust 3 .390 12/15/59 1,624,389
Series - 2019 BA (Class A2A)
16,000,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 1.550% 2 .613 04/20/31 15,240,496
Series - 2019 31A (Class BR)
6,750,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 2 .444 04/16/33 6,390,063
Series - 2021 40A (Class B)
5,537,117 g Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 4,991,730
Series - 2021 1A (Class A1)
4,950,039 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 4,482,613
Series - 2021 2A (Class A1)
5,450,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 1 .896 01/18/36 5,175,767
Series - 2021 10A (Class B)
8,084,268 g OneMain Financial Issuance Trust 3 .840 05/14/32 8,061,215
Series - 2020 1A (Class A)
10,000,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 8,904,849
Series - 2020 2A (Class A)
7,250,000 g Oportun Funding XIV LLC 1 .210 03/08/28 6,785,759
Series - 2021 A (Class A)
3,515,000 g Oportun Issuance Trust 1 .960 05/08/31 3,227,858
Series - 2021 B (Class B)
552,151 g Orange Lake Timeshare Trust 3 .100 11/08/30 540,538
Series - 2018 A (Class A)
5,300,000 g PFS Financing Corp 1 .270 06/15/25 5,150,897
Series - 2020 A (Class A)
2,500,000 g PFS Financing Corp 1 .000 10/15/25 2,404,447
Series - 2020 E (Class A)
3,688,000 g PFS Financing Corp 0 .970 02/15/26 3,501,128
Series - 2020 G (Class A)
3,000,000 g PFS Financing Corp 0 .710 04/15/26 2,808,981
Series - 2021 A (Class A)
6,750,000 g PFS Financing Corp 0 .960 04/15/26 6,318,232
Series - 2021 A (Class B)
5,180,000 g Progress Residential Trust 2 .082 10/17/38 4,460,208
Series - 2021 SFR8 (Class D)
1,500,000 g Progress Residential Trust 2 .711 11/17/40 1,242,238
Series - 2021 SFR9 (Class D)
1,500,000 g Purchasing Power Funding LLC 1 .570 10/15/25 1,438,043
Series - 2021 A (Class A)
3,824,392 g Renew 3 .950 09/20/53 3,639,000
Series - 2018 1 (Class A)
6,600,000 Santander Drive Auto Receivables Trust 2 .220 09/15/26 6,459,123
Series - 2020 2 (Class D)
11,719,500 g SERVPRO Master Issuer LLC 3 .882 10/25/49 10,911,769
Series - 2019 1A (Class A2)
3,316,500 g SERVPRO Master Issuer LLC 2 .394 04/25/51 2,839,713
Series - 2021 1A (Class A2)
3,642,696 †,g Settlement Fee Finance LLC 3 .840 11/01/49 3,512,543
Series - 2019 1A (Class A)
1,180,905 g Sierra Timeshare Receivables Funding LLC 3 .650 06/20/35 1,167,852
Series - 2018 2A (Class B)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,001,315 g Sierra Timeshare Receivables Funding LLC 3 .200% 01/20/36 $ 981,473
Series - 2019 1A (Class A)
2,200,268 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 2,077,926
Series - 2021 1A (Class A)
2,385,684 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 2,220,161
Series - 2021 1A (Class B)
1,322,633 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 1,228,712
Series - 2021 1A (Class C)
2,807,611 g SMB Private Education Loan Trust 2 .430 02/17/32 2,714,071
Series - 2016 B (Class A2A)
1,975,078 g SMB Private Education Loan Trust 2 .880 09/15/34 1,932,248
Series - 2017 A (Class A2A)
1,633,922 g SMB Private Education Loan Trust 2 .820 10/15/35 1,581,393
Series - 2017 B (Class A2A)
559,090 g SoFi Professional Loan Program LLC 2 .340 04/25/33 554,440
Series - 2016 D (Class A2B)
293,497 g SoFi Professional Loan Program LLC 2 .400 03/26/40 292,523
Series - 2017 A (Class A2B)
555,548 g SoFi Professional Loan Program LLC 2 .740 05/25/40 551,432
Series - 2017 B (Class A2FX)
285,535 g SoFi Professional Loan Program LLC 2 .630 07/25/40 282,748
Series - 2017 C (Class A2B)
532,761 g SoFi Professional Loan Program LLC 2 .720 11/26/40 531,040
Series - 2017 E (Class A2B)
1,779,604 g SoFi Professional Loan Program LLC 2 .840 01/25/41 1,751,332
Series - 2017 F (Class A2FX)
1,182,571 g SoFi Professional Loan Program LLC 3 .690 06/15/48 1,164,367
Series - 2019 A (Class A2FX)
993,973 †,g SolarCity LMC 4 .800 11/20/38 952,623
Series - 2013 1 (Class A)
13,664,800 g Sonic Capital LLC 3 .845 01/20/50 12,894,775
Series - 2020 1A (Class A2I)
5,260,218 g SpringCastle America Funding LLC 1 .970 09/25/37 4,883,640
Series - 2020 AA (Class A)
3,950,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 3,625,790
Series - 2020 1A (Class A2)
168,075 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 2 .524 09/25/34 163,676
Series - 2004 8 (Class M1)
591,046 i Structured Asset Investment Loan Trust LIBOR 1 M + 1.000% 2 .624 09/25/34 583,395
Series - 2004 8 (Class A9)
1,805,000 g Taco Bell Funding LLC 4 .970 05/25/46 1,793,305
Series - 2016 1A (Class A23)
15,177,730 g Taco Bell Funding LLC 1 .946 08/25/51 13,223,081
Series - 2021 1A (Class A2I)
9,790,800 g Taco Bell Funding LLC 2 .294 08/25/51 8,209,919
Series - 2021 1A (Class A2II)
3,327,746 g Tesla Auto Lease Trust 0 .680 12/20/23 3,287,774
Series - 2020 A (Class A3)
1,000,000 g Tesla Auto Lease Trust 0 .780 12/20/23 980,138
Series - 2020 A (Class A4)
5,250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 2 .763 10/20/34 4,995,701
Series - 2017 8A (Class A2R)
94,174 g Tricon American Homes Trust 2 .928 01/17/36 93,023
Series - 2017 SFR2 (Class A)
650,000 g Tricon American Homes Trust 2 .049 07/17/38 596,527
Series - 2020 SFR1 (Class B)
2,646,380 United Airlines Pass Through Trust 5 .875 10/15/27 2,600,041
Series - 2020 A (Class )
3,800,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.750% 5 .448 12/07/23 3,784,800
Series - 2020 A (Class )

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,648,274 Verizon Owner Trust 1 .850% 07/22/24 $ 6,627,763
Series - 2020 A (Class A1A)
6,403,715 g Vine 2 .790 11/15/50 5,812,974
Series - 2020 1A (Class A)
4,200,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 3 .443 01/10/23 4,168,080
Series - 2020 A (Class )
10,058,400 g Wendy's Funding LLC 2 .370 06/15/51 8,525,510
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 599,124,787
OTHER MORTGAGE BACKED - 10 .0%
2,666,827 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 2 .442 12/18/37 2,613,247
Series - 2021 FL4 (Class A)
86,561 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 82,082
Series - 2015 6 (Class A9)
4,335,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 3,437,449
Series - 2021 8 (Class A3)
1,870,000 g BAMLL Commercial Mortgage Securities Trust 3 .490 04/14/33 1,772,954
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3 .705 09/15/48 2,446,014
Series - 2015 UBS7 (Class A4)
1,910,000 i Banc of America Commercial Mortgage Trust 4 .486 09/15/48 1,821,102
Series - 2015 UBS7 (Class B)
5,567,598 Banc of America Commercial Mortgage Trust 3 .366 02/15/50 5,498,817
Series - 2017 BNK3 (Class ASB)
5,000,000 BANK 3 .731 11/15/50 4,779,811
Series - 2017 BNK8 (Class AS)
1,500,000 i BANK 4 .060 11/15/50 1,420,998
Series - 2017 BNK8 (Class B)
1,000,000 i BANK 4 .204 11/15/50 908,697
Series - 2017 BNK8 (Class C)
3,750,000 g BANK 2 .500 10/17/52 2,662,531
Series - 2019 BN21 (Class D)
2,500,000 BANK 3 .203 12/15/52 2,262,951
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3 .455 12/15/52 1,468,723
Series - 2019 BN23 (Class B)
7,492,517 BANK 3 .289 07/15/60 7,378,245
Series - 2017 BNK6 (Class ASB)
2,000,000 i BANK 3 .283 11/15/62 1,815,227
Series - 2019 BN24 (Class AS)
5,349,941 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 4,655,359
Series - 2021 6 (Class A19)
8,176,406 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 02/25/52 7,172,506
Series - 2022 5 (Class A19)
1,250,000 g,i BBCMS Mortgage Trust 4 .409 08/05/38 939,432
Series - 2018 CHRS (Class E)
1,500,000 g BBCMS Trust 4 .798 08/10/35 1,390,219
Series - 2015 SRCH (Class C)
2,575,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 2,244,030
Series - 2020 IG2 (Class AM)
2,500,000 g,i Benchmark Mortgage Trust 3 .231 09/15/48 2,228,296
Series - 2020 IG3 (Class AS)
2,500,000 g,i Benchmark Mortgage Trust 3 .654 09/15/48 2,272,953
Series - 2020 IG3 (Class BXA)
1,380,000 Benchmark Mortgage Trust 4 .016 03/15/52 1,354,528
Series - 2019 B9 (Class A5)
1,250,000 i Benchmark Mortgage Trust 4 .971 03/15/52 1,176,219
Series - 2019 B9 (Class C)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 550,000 Benchmark Mortgage Trust 3 .419% 08/15/52 $ 503,621
Series - 2019 B12 (Class AS)
1,200,000 i Benchmark Mortgage Trust 4 .510 05/15/53 1,210,877
Series - 2018 B7 (Class A4)
5,250,000 i Benchmark Mortgage Trust 2 .244 08/15/54 4,130,871
Series - 2021 B28 (Class B)
9,000,000 Benchmark Mortgage Trust 2 .429 08/15/54 7,490,909
Series - 2021 B28 (Class AS)
1,680,000 g Benchmark Mortgage Trust 2 .500 12/15/62 1,170,850
Series - 2019 B14 (Class D)
565,049 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.920% 2 .244 10/15/36 555,099
Series - 2019 XL (Class A)
2,600,000 g BXP Trust 3 .459 08/13/37 2,454,601
Series - 2017 CC (Class A)
7,000,000 g,i BXP Trust 2 .868 01/15/44 5,008,132
Series - 2021 601L (Class D)
6,500,000 i CD Mortgage Trust 3 .879 11/10/49 6,051,024
Series - 2016 CD2 (Class B)
3,030,000 i CD Mortgage Trust 4 .114 11/10/49 2,671,830
Series - 2016 CD2 (Class C)
8,428,785 CD Mortgage Trust 3 .453 02/10/50 8,323,653
Series - 2017 CD3 (Class AAB)
4,750,000 CD Mortgage Trust 3 .833 02/10/50 4,498,696
Series - 2017 CD3 (Class AS)
5,750,000 i CD Mortgage Trust 3 .984 02/10/50 5,288,336
Series - 2017 CD3 (Class B)
3,630,000 i CD Mortgage Trust 4 .699 02/10/50 3,293,110
Series - 2017 CD3 (Class C)
5,000,000 i CD Mortgage Trust 3 .684 08/15/50 4,766,725
Series - 2017 CD5 (Class AS)
3,600,000 CD Mortgage Trust 2 .812 08/15/57 3,387,655
Series - 2019 CD8 (Class ASB)
49,322 g,i CF Mortgage Trust 2 .840 04/15/25 47,781
Series - 2020 P1 (Class A1)
1,750,000 g,i CF Mortgage Trust 3 .603 04/15/52 1,761,857
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3 .458 08/15/50 1,130,214
Series - 2017 B1 (Class A4)
91,614 i CHL Mortgage Pass-Through Trust 2 .520 02/20/35 91,598
Series - 2004 HYB9 (Class 1A1)
1,750,000 g,i Citigroup Commercial Mortgage Trust 3 .635 05/10/35 1,694,298
Series - 2013 375P (Class B)
5,000,000 g Citigroup Commercial Mortgage Trust 3 .341 05/10/36 4,944,219
Series - 2019 PRM (Class A)
2,000,000 g Citigroup Commercial Mortgage Trust 3 .896 05/10/36 1,988,835
Series - 2019 PRM (Class C)
1,000,000 g,i Citigroup Commercial Mortgage Trust 4 .631 07/10/47 928,306
Series - 2014 GC23 (Class D)
500,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 482,526
Series - 2015 GC29 (Class B)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .279 04/10/48 1,889,984
Series - 2015 GC29 (Class C)
124,821 i Citigroup Mortgage Loan Trust LIBOR 1 M + 0.750% 2 .374 01/25/36 124,755
Series - 2006 WFH1 (Class M4)
6,000,000 g,i COMM Mortgage Trust 3 .712 10/10/29 5,687,809
Series - 2017 PANW (Class C)
131,100 g COMM Mortgage Trust 3 .178 02/10/35 125,168
Series - 2015 3BP (Class A)
5,857,423 COMM Mortgage Trust 2 .853 10/15/45 5,838,335
Series - 2012 CR4 (Class A3)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,500,000 g,i COMM Mortgage Trust 5 .063% 08/10/46 $ 1,480,541
Series - 2013 CR10 (Class C)
1,135,000 COMM Mortgage Trust 4 .199 03/10/47 1,125,484
Series - 2014 UBS2 (Class AM)
2,537,089 COMM Mortgage Trust 4 .701 03/10/47 2,514,222
Series - 2014 UBS2 (Class B)
1,045,000 i COMM Mortgage Trust 5 .113 03/10/47 1,019,281
Series - 2014 UBS2 (Class C)
1,200,000 i COMM Mortgage Trust 5 .169 04/10/47 1,165,854
Series - 2014 LC15 (Class C)
750,000 COMM Mortgage Trust 4 .174 05/10/47 742,942
Series - 2014 CR17 (Class AM)
3,896,000 i COMM Mortgage Trust 4 .896 06/10/47 3,762,338
Series - 2014 UBS3 (Class C)
5,150,000 g,i COMM Mortgage Trust 4 .926 06/10/47 4,663,218
Series - 2014 UBS3 (Class D)
6,400,000 COMM Mortgage Trust 3 .917 10/10/47 6,351,606
Series - 2014 LC17 (Class A5)
2,000,000 i COMM Mortgage Trust 4 .188 10/10/47 1,979,104
Series - 2014 LC17 (Class AM)
1,023,605 COMM Mortgage Trust 3 .040 02/10/48 1,015,716
Series - 2015 LC19 (Class ASB)
2,498,000 i COMM Mortgage Trust 3 .829 02/10/48 2,422,064
Series - 2015 LC19 (Class B)
2,497,000 g COMM Mortgage Trust 3 .000 03/10/48 2,038,681
Series - 2015 CR22 (Class E)
575,000 i COMM Mortgage Trust 3 .603 03/10/48 562,079
Series - 2015 CR22 (Class AM)
4,250,000 i COMM Mortgage Trust 3 .926 03/10/48 4,080,680
Series - 2015 CR22 (Class B)
2,000,000 g,i COMM Mortgage Trust 4 .207 03/10/48 1,806,743
Series - 2015 CR22 (Class D)
1,000,000 i COMM Mortgage Trust 4 .207 03/10/48 945,345
Series - 2015 CR22 (Class C)
5,000,000 COMM Mortgage Trust 3 .801 05/10/48 4,883,914
Series - 2015 CR23 (Class AM)
3,936,016 i COMM Mortgage Trust 4 .183 05/10/48 3,804,121
Series - 2015 CR23 (Class B)
1,250,000 i COMM Mortgage Trust 4 .428 05/10/48 1,182,152
Series - 2015 CR23 (Class C)
2,500,000 i COMM Mortgage Trust 4 .428 05/10/48 2,210,840
Series - 2015 CR23 (Class D)
2,424,215 COMM Mortgage Trust 3 .432 08/10/48 2,365,646
Series - 2015 CR24 (Class A4)
1,500,000 i COMM Mortgage Trust 3 .463 08/10/48 1,295,129
Series - 2015 CR24 (Class D)
3,640,000 i COMM Mortgage Trust 4 .028 08/10/48 3,567,358
Series - 2015 CR24 (Class AM)
1,000,000 i COMM Mortgage Trust 4 .522 08/10/48 975,824
Series - 2015 CR24 (Class B)
2,000,000 i COMM Mortgage Trust 4 .522 08/10/48 1,887,340
Series - 2015 CR24 (Class C)
2,250,000 i COMM Mortgage Trust 4 .679 08/10/48 2,167,396
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3 .630 10/10/48 2,548,670
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3 .984 10/10/48 977,733
Series - 2015 CR27 (Class AM)
3,306,000 i COMM Mortgage Trust 4 .621 10/10/48 3,154,010
Series - 2015 CR26 (Class C)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 i COMM Mortgage Trust 4 .621% 10/10/48 $ 980,640
Series - 2015 CR26 (Class B)
7,724,000 i COMM Mortgage Trust 4 .758 10/10/48 7,355,343
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3 .762 02/10/49 1,063,265
Series - 2016 CR28 (Class A4)
5,000,000 i COMM Mortgage Trust 4 .773 02/10/49 4,890,597
Series - 2016 CR28 (Class B)
5,000,000 COMM Mortgage Trust 3 .263 08/15/57 4,486,966
Series - 2019 GC44 (Class AM)
1,879,783 i Connecticut Avenue Securities LIBOR 1 M + 2.600% 4 .224 05/25/24 1,872,586
Series - 2014 C02 (Class 1M2)
4,111,817 i Connecticut Avenue Securities LIBOR 1 M + 3.000% 4 .624 07/25/24 4,096,088
Series - 2014 C03 (Class 1M2)
790,000 g,i Connecticut Avenue Securities Trust 2 .476 10/25/41 732,744
Series - 2021 R01 (Class 1M2)
1,400,000 g,i Connecticut Avenue Securities Trust 4 .226 11/25/41 1,197,393
Series - 2021 R02 (Class 2B1)
4,965,000 g,i Connecticut Avenue Securities Trust 3 .676 12/25/41 4,166,849
Series - 2021 R03 (Class 1B1)
6,305,000 g,i Connecticut Avenue Securities Trust 4 .426 03/25/42 5,998,255
Series - 2022 R03 (Class 1M2)
3,999,000 g,i Connecticut Avenue Securities Trust 3 .926 04/25/42 3,800,849
Series - 2022 R05 (Class 2M2)
1,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 786,237
Series - 2019 CPT (Class E)
116,200 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 2 .304 05/15/36 114,298
Series - 2019 ICE4 (Class A)
3,000,000 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 1.600% 2 .924 05/15/36 2,916,897
Series - 2019 ICE4 (Class D)
7,307,723 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 6,473,157
Series - 2021 NQM8 (Class A3)
2,500,000 g,i CSMC Series 3 .388 10/25/59 2,281,009
Series - 2019 NQM1 (Class M1)
4,750,000 DBGS Mortgage Trust 4 .466 10/15/51 4,781,230
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2 .340 08/15/53 4,104,604
Series - 2020 C9 (Class AM)
1,200,000 g DBUBS Mortgage Trust 3 .452 10/10/34 1,165,692
Series - 2017 BRBK (Class A)
4,000,000 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 3 .624 10/15/38 3,698,687
Series - 2021 EQAZ (Class E)
1,256,563 g,i Flagstar Mortgage Trust 4 .049 10/25/47 1,207,416
Series - 2017 2 (Class B3)
88,631 g,i Flagstar Mortgage Trust 4 .000 09/25/48 87,362
Series - 2018 5 (Class A11)
2,045,023 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,708,883
Series - 2021 2 (Class A4)
6,605,760 g,i Flagstar Mortgage Trust 2 .500 06/01/51 5,516,140
Series - 2021 4 (Class A21)
24,166,198 g,i Flagstar Mortgage Trust 3 .000 10/25/51 21,433,484
Series - 2021 10INV (Class A17)
775,000 g,i Freddie Mac STACR REMIC Trust 2 .976 12/25/33 690,671
Series - 2021 HQA2 (Class M2)
6,434,174 g,i Freddie Mac STACR REMIC Trust 2 .576 01/25/34 6,203,907
Series - 2021 DNA5 (Class M2)
5,440,000 g,i Freddie Mac STACR REMIC Trust 3 .426 01/25/42 4,605,928
Series - 2022 DNA1 (Class M2)
25,350,000 g,i Freddie Mac STACR REMIC Trust 3 .826 04/25/42 23,829,695
Series - 2022 DNA3 (Class M1B)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 750,000 g,i FREMF Mortgage Trust 4 .161% 03/25/49 $ 740,944
Series - 2016 K53 (Class B)
10,500,000 g GS Mortgage Securities Corp II 3 .419 10/10/32 10,474,570
Series - 2017 SLP (Class A)
1,238,000 g,i GS Mortgage Securities Corp II 3 .591 09/10/37 1,160,742
Series - 2017 375H (Class A)
2,590,000 i GS Mortgage Securities Corp II 3 .777 05/10/50 2,524,049
Series - 2015 GC30 (Class AS)
3,010,000 i GS Mortgage Securities Corp II 3 .992 03/10/51 2,953,374
Series - 2018 GS9 (Class A4)
1,500,000 i GS Mortgage Securities Corp II 4 .155 07/10/51 1,482,615
Series - 2018 GS10 (Class A5)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.450% 2 .774 07/15/31 1,917,609
Series - 2018 TWR (Class C)
2,500,000 g,i GS Mortgage Securities Trust 4 .285 02/10/46 2,472,903
Series - 2013 GC10 (Class C)
2,950,000 i GS Mortgage Securities Trust 4 .455 02/10/48 2,805,309
Series - 2015 GC28 (Class C)
3,500,000 i GS Mortgage Securities Trust 4 .018 07/10/48 3,430,189
Series - 2015 GC32 (Class AS)
3,779,000 i GS Mortgage Securities Trust 4 .116 10/10/49 3,440,710
Series - 2016 GS3 (Class C)
3,803,000 i GS Mortgage Securities Trust 4 .080 11/10/49 3,371,563
Series - 2016 GS4 (Class C)
7,187,045 GS Mortgage Securities Trust 3 .467 03/10/50 7,086,562
Series - 2017 GS5 (Class AAB)
9,100,951 GS Mortgage Securities Trust 3 .674 03/10/50 8,849,369
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3 .433 05/10/50 4,140,803
Series - 2017 GS6 (Class A3)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,917,639
Series - 2017 GS8 (Class ABP)
2,500,000 i GS Mortgage Securities Trust 4 .479 11/10/50 2,294,556
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3 .968 02/10/52 1,234,032
Series - 2019 GC38 (Class A4)
2,400,000 i GS Mortgage Securities Trust 4 .158 02/10/52 2,323,378
Series - 2019 GC38 (Class AS)
1,000,000 i GS Mortgage Securities Trust 4 .761 02/10/52 927,236
Series - 2019 GC38 (Class C)
1,500,000 g,i GS Mortgage Securities Trust 3 .501 07/10/52 1,421,280
Series - 2019 GC40 (Class DBB)
5,500,000 g,i GS Mortgage Securities Trust 3 .668 07/10/52 5,127,740
Series - 2019 GC40 (Class DBC)
1,361,000 i GS Mortgage Securities Trust 3 .405 02/13/53 1,195,367
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2 .012 12/12/53 4,557,454
Series - 2020 GSA2 (Class A5)
187,487 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 184,473
Series - 2019 PJ2 (Class A1)
489,381 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 481,514
Series - 2019 PJ2 (Class A4)
1,890,974 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 1,742,990
Series - 2020 PJ2 (Class A4)
851,209 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 753,720
Series - 2020 PJ4 (Class A4)
644,938 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 566,397
Series - 2020 PJ5 (Class A4)
2,174,227 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,821,198
Series - 2020 PJ6 (Class A4)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,890,107 g,i GS Mortgage-Backed Securities Corp Trust 2 .500% 10/25/51 $ 4,090,916
Series - 2021 PJ5 (Class A4)
11,982,477 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 10,608,626
Series - 2022 PJ2 (Class A36)
3,794,478 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 3,322,900
Series - 2022 PJ4 (Class A36)
1,032,263 g,i GS Mortgage-Backed Securities Trust 3 .642 05/25/50 913,762
Series - 2020 PJ1 (Class B2)
2,788,514 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 2,333,959
Series - 2021 PJ2 (Class A4)
13,924,597 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 11,623,836
Series - 2021 PJ6 (Class A4)
19,972,426 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 16,683,167
Series - 2021 PJ7 (Class A4)
10,352,088 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,665,318
Series - 2021 PJ8 (Class A4)
7,402,125 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 6,422,824
Series - 2022 INV1 (Class A4)
8,178,711 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 7,097,268
Series - 2022 HP1 (Class A4)
6,468,086 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 5,628,496
Series - 2022 PJ5 (Class A36)
863,053 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 2 .232 08/19/45 804,110
Series - 2005 11 (Class 2A1A)
2,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 1,850,108
Series - 2016 10HY (Class A)
3,000,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 2,774,826
Series - 2016 10HY (Class B)
3,500,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 3,182,970
Series - 2016 10HY (Class C)
4,700,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 3,915,778
Series - 2019 55HY (Class D)
2,750,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 2,197,951
Series - 2019 55HY (Class E)
91,994 i Impac CMB Trust LIBOR 1 M + 0.660% 2 .284 03/25/35 89,039
Series - 2004 11 (Class 2A1)
3,364,575 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 3,200,324
Series - 2020 NQM1 (Class A3)
1,000,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 923,208
Series - 2020 NQM1 (Class M1)
7,503,786 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 6,554,332
Series - 2022 INV3 (Class A6)
3,000,000 g JP Morgan Chase Commercial Mortgage Securities
Corp
4 .379 07/05/31 2,946,521
Series - 2018 AON (Class B)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .212 01/15/46 1,640,218
Series - 2013 C13 (Class D)
1,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
4 .166 12/15/46 1,493,022
Series - 2013 C16 (Class A4)
800,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 794,050
Series - 2013 C10 (Class AS)
750,000 i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .119 01/15/49 734,322
Series - 2015 JP1 (Class AS)
500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 489,870
Series - 2017 JP7 (Class A3)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,174,183 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .093% 07/05/32 $ 1,173,663
Series - 2012 HSBC (Class A)
1,000,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 924,374
Series - 2020 NNN (Class DFX)
3,947,470 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 2 .174 12/25/44 3,900,817
Series - 2015 1 (Class B1)
81,070 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 77,256
Series - 2015 3 (Class A19)
474,867 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 439,966
Series - 2015 6 (Class A13)
200,436 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 189,695
Series - 2016 1 (Class A13)
1,308,000 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 1,233,762
Series - 2017 2 (Class A13)
1,098,523 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 1,012,174
Series - 2018 3 (Class A13)
2,561,838 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 2,367,747
Series - 2018 5 (Class A13)
522,344 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 483,199
Series - 2018 4 (Class A13)
1,329,905 g,i JP Morgan Mortgage Trust 3 .053 10/26/48 1,304,574
Series - 2017 5 (Class A2)
175,631 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 171,582
Series - 2018 8 (Class A13)
158,631 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 154,878
Series - 2018 9 (Class A13)
73,113 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 71,756
Series - 2019 1 (Class A15)
139,314 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 136,727
Series - 2019 1 (Class A3)
756,096 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 2 .574 10/25/49 746,669
Series - 2019 INV1 (Class A11)
3,633,540 g,i JP Morgan Mortgage Trust 3 .852 06/25/50 3,269,178
Series - 2020 1 (Class B2)
6,623,501 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 5,543,937
Series - 2021 6 (Class A15)
4,104,856 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 3,435,805
Series - 2021 7 (Class A15)
4,340,567 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 3,633,836
Series - 2021 8 (Class A15)
2,363,660 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 1,978,029
Series - 2021 10 (Class A15)
9,201,100 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 7,694,880
Series - 2021 11 (Class A15)
2,520,300 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 2,108,508
Series - 2021 12 (Class A15)
6,946,346 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 5,786,599
Series - 2021 INV6 (Class B1)
4,449,785 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 3,645,849
Series - 2021 INV6 (Class B2)
4,008,301 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 3,346,775
Series - 2021 14 (Class A15)
13,203,553 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 11,024,452
Series - 2021 15 (Class A15)
16,832,591 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 14,913,171
Series - 2022 2 (Class A25)
10,412,231 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 9,518,664
Series - 2022 LTV2 (Class A6)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 753,794 i JPMBB Commercial Mortgage Securities Trust 4 .133% 08/15/46 $ 752,314
Series - 2013 C14 (Class A4)
2,841,885 JPMBB Commercial Mortgage Securities Trust 3 .493 08/15/47 2,798,154
Series - 2014 C21 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 954,730
Series - 2015 C27 (Class B)
2,000,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 1,957,321
Series - 2015 C29 (Class AS)
1,600,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,525,495
Series - 2015 C29 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 2,902,270
Series - 2015 C31 (Class AS)
6,885,000 i JPMBB Commercial Mortgage Securities Trust 4 .766 08/15/48 6,592,222
Series - 2015 C31 (Class B)
3,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .766 08/15/48 2,821,054
Series - 2015 C31 (Class C)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 1,361,641
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4 .023 12/15/48 2,948,148
Series - 2015 C33 (Class AS)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 10,170,709
Series - 2016 C1 (Class A5)
2,645,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .390 03/17/49 2,364,533
Series - 2016 C1 (Class D1)
1,606,000 i JPMBB Commercial Mortgage Securities Trust 4 .890 03/17/49 1,541,944
Series - 2016 C1 (Class C)
1,156,860 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 1,139,108
Series - 2017 JP5 (Class A4)
2,000,000 i JPMCC Commercial Mortgage Securities Trust 3 .781 09/15/50 1,797,901
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .123 06/13/52 2,305,562
Series - 2019 COR5 (Class A3)
6,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 5,093,985
Series - 2020 COR7 (Class AS)
1,495,542 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 1,442,969
Series - 2013 GCP (Class A1)
1,108,005 g LSTAR Commercial Mortgage Trust 2 .579 03/10/49 1,096,919
Series - 2016 4 (Class A2)
12,000,000 g,i MAD Mortgage Trust 3 .294 08/15/34 11,560,499
Series - 2017 330M (Class A)
1,500,000 g,i Manhattan West 2 .413 09/10/39 1,304,183
Series - 2020 1MW (Class B)
3,000,000 g,i Manhattan West 2 .413 09/10/39 2,565,487
Series - 2020 1MW (Class C)
1,899,251 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 1,816,615
Series - 2006 WMC1 (Class A1B)
5,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .476 11/15/45 4,994,500
Series - 2012 C6 (Class AS)
2,898,582 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,815,023
Series - 2014 C19 (Class LNC1)
915,824 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 883,011
Series - 2014 C19 (Class LNC2)
1,305,000 i Morgan Stanley Bank of America Merrill Lynch Trust 5 .212 02/15/47 1,294,550
Series - 2014 C14 (Class C)
2,070,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 2,030,280
Series - 2014 C19 (Class AS)
60,367 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 59,662
Series - 2015 C20 (Class ASB)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .338 03/15/48 2,440,874
Series - 2015 C21 (Class A4)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652% 03/15/48 $ 5,670,674
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 3,245,986
Series - 2015 C22 (Class AS)
10,685,715 Morgan Stanley Capital I Trust 2 .606 08/15/49 10,377,570
Series - 2016 UB11 (Class ASB)
260,237 †,i Morgan Stanley Capital I Trust 6 .282 12/12/49 130,118
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,252,293
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .177 07/15/51 987,876
Series - 2018 H3 (Class A5)
3,142,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 3,092,043
Series - 2018 H3 (Class AS)
2,944,036 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 2,659,177
Series - 2021 4 (Class A4)
8,417,882 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 7,048,124
Series - 2021 5 (Class A9)
9,088,958 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 8,268,607
Series - 2021 6 (Class A4)
6,224,639 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 5,213,260
Series - 2021 6 (Class A9)
2,000,000 g MRCD Mortgage Trust 2 .718 12/15/36 1,824,140
Series - 2019 PARK (Class D)
3,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 3,155,756
Series - 2019 PARK (Class E)
1,500,000 g,i MSDB Trust 3 .427 07/11/39 1,387,417
Series - 2017 712F (Class A)
975,894 g MVW Owner Trust 2 .750 12/20/34 953,964
Series - 2017 1A (Class B)
6,300,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 2 .824 07/15/36 6,205,131
Series - 2019 MILE (Class A)
2,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 3 .124 07/15/36 2,453,787
Series - 2019 MILE (Class B)
2,000,000 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 1,908,781
Series - 2020 2PAC (Class A)
170,688 g,i New Residential Mortgage Loan Trust 4 .750 12/25/57 170,023
Series - 2018 5A (Class A1)
769,084 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 741,762
Series - 2019 NQM4 (Class A3)
700,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 638,162
Series - 2019 NQM4 (Class M1)
159,103 i New York Mortgage Trust LIBOR 1 M + 0.480% 2 .104 02/25/36 157,126
Series - 2005 3 (Class A1)
1,325,000 g,i NLT Trust 2 .569 08/25/56 1,043,636
Series - 2021 INV2 (Class M1)
10,733,386 g,i OBX Trust 2 .500 07/25/51 8,955,723
Series - 2021 J2 (Class A19)
507,489 g,i OBX Trust LIBOR 1 M + 0.650% 2 .274 06/25/57 496,585
Series - 2018 1 (Class A2)
2,303,601 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,927,146
Series - 2021 1 (Class A19)
3,000,000 g One Bryant Park Trust 2 .516 09/15/54 2,592,171
Series - 2019 OBP (Class A)
20,445,000 g One Market Plaza Trust 3 .614 02/10/32 20,067,315
Series - 2017 1MKT (Class A)
1,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 978,421
Series - 2013 SMV (Class B)
15,270,345 g,i RCKT Mortgage Trust 2 .500 02/25/52 12,721,129
Series - 2022 2 (Class A22)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,950,000 g,i RCKT Mortgage Trust 3 .500% 06/25/52 $ 2,633,335
Series - 2022 4 (Class A22)
363,014 g,i Sequoia Mortgage Trust 3 .500 05/25/45 337,046
Series - 2015 2 (Class A1)
264,822 g,i Sequoia Mortgage Trust 3 .500 02/25/47 247,283
Series - 2017 2 (Class A19)
21,230 g,i Sequoia Mortgage Trust 3 .500 04/25/47 19,573
Series - 2017 3 (Class A19)
857,588 g,i Sequoia Mortgage Trust 3 .723 09/25/47 791,311
Series - 2017 6 (Class B1)
606,208 g,i Sequoia Mortgage Trust 3 .500 03/25/48 573,543
Series - 2018 3 (Class A1)
62,720 g,i Sequoia Mortgage Trust 4 .000 09/25/48 61,494
Series - 2018 7 (Class A19)
182,332 g,i Sequoia Mortgage Trust 4 .000 06/25/49 179,973
Series - 2019 2 (Class A19)
1,560,762 g,i Sequoia Mortgage Trust 3 .500 12/25/49 1,457,038
Series - 2019 5 (Class A19)
3,039,573 g,i Sequoia Mortgage Trust 3 .000 04/25/50 2,671,205
Series - 2020 3 (Class A19)
3,984,516 g,i Sequoia Mortgage Trust 2 .500 06/25/51 3,330,259
Series - 2021 4 (Class A19)
233,053 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 216,572
Series - 2017 1 (Class A19)
15,415,000 g SLG Office Trust 2 .851 07/15/41 11,926,855
Series - 2021 OVA (Class E)
4,340,657 g,i SMR Mortgage Trust 3 .679 02/15/39 4,186,195
Series - 2022 IND (Class B)
3,955,000 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .026 10/25/33 3,657,327
Series - 2021 DNA3 (Class M2)
38,782 g,i STACR 3 .761 02/25/48 38,053
Series - 2018 SPI1 (Class M2)
98,323 g,i STACR 3 .827 05/25/48 96,596
Series - 2018 SPI2 (Class M2)
1,850,000 g,i STACR LIBOR 1 M + 2.500% 4 .124 02/25/50 1,582,625
Series - 2020 DNA2 (Class B1)
1,875,000 g,i STACR 4 .926 11/25/50 1,765,791
Series - 2020 HQA5 (Class B1)
2,250,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 2,240,577
Series - 2018 C13 (Class A4)
1,000,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 974,273
Series - 2013 C5 (Class B)
2,000,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .875 04/10/46 1,952,857
Series - 2013 C6 (Class B)
1,225,000 g,i Verus Securitization Trust 3 .207 11/25/59 1,215,281
Series - 2019 4 (Class M1)
842,293 g Verus Securitization Trust 1 .733 05/25/65 787,830
Series - 2020 5 (Class A3)
7,944,802 g,i Verus Securitization Trust 2 .240 10/25/66 7,026,638
Series - 2021 7 (Class A3)
946,947 g VSE VOI Mortgage LLC 2 .330 03/20/35 914,479
Series - 2017 A (Class A)
840,905 g VSE VOI Mortgage LLC 4 .020 02/20/36 822,523
Series - 2018 A (Class C)
8,200,000 Wells Fargo Commercial Mortgage Trust 3 .539 10/15/45 8,191,258
Series - 2012 LC5 (Class AS)
2,272,000 Wells Fargo Commercial Mortgage Trust 3 .540 05/15/48 2,226,486
Series - 2015 C28 (Class A4)
2,100,000 i Wells Fargo Commercial Mortgage Trust 3 .658 05/15/48 2,014,026
Series - 2015 NXS1 (Class B)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .288% 05/15/48 $ 1,819,287
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3 .637 06/15/48 344,226
Series - 2015 C29 (Class A4)
4,077,108 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 3,999,129
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 376,065
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,922,677
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3 .467 04/15/50 1,661,415
Series - 2015 LC20 (Class AS)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .012 03/15/51 1,969,755
Series - 2018 C43 (Class A4)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 1,046,480
Series - 2015 NXS3 (Class D)
2,500,000 i Wells Fargo Commercial Mortgage Trust 3 .972 09/15/57 2,450,509
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3 .952 01/15/59 3,275,700
Series - 2016 C32 (Class AS)
2,500,000 i Wells Fargo Commercial Mortgage Trust 4 .881 01/15/59 2,443,226
Series - 2016 C32 (Class B)
844,824 Wells Fargo Commercial Mortgage Trust 2 .933 11/15/59 825,164
Series - 2016 C36 (Class ASB)
122,772 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 120,854
Series - 2019 2 (Class A17)
1,392,527 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 1,308,270
Series - 2019 4 (Class A1)
572,355 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 501,995
Series - 2020 4 (Class A17)
12,250,298 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 10,234,144
Series - 2021 2 (Class A17)
5,502,128 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 4,894,665
Series - 2021 INV1 (Class A17)
4,737,373 g,i Wells Fargo Mortgage Backed Securities Trust 3 .320 08/25/51 3,954,587
Series - 2021 INV1 (Class B1)
3,243,361 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 2,706,812
Series - 2022 2 (Class A18)
3,795,939 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 3,303,112
Series - 2022 INV1 (Class A18)
6,564,742 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 5,913,230
Series - 2022 INV1 (Class A17)
1,000,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 990,518
Series - 2013 C13 (Class AS)
3,295,729 i WFRBS Commercial Mortgage Trust 4 .079 03/15/46 3,290,004
Series - 2013 UBS1 (Class A4)
1,000,000 i WFRBS Commercial Mortgage Trust 4 .162 12/15/46 996,062
Series - 2013 C18 (Class A5)
1,664,000 i WFRBS Commercial Mortgage Trust 5 .027 12/15/46 1,567,589
Series - 2013 C18 (Class C)
2,225,281 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 2,196,503
Series - 2014 C20 (Class A5)
250,411 g,i WinWater Mortgage Loan Trust 3 .908 06/20/44 234,752
Series - 2014 1 (Class B4)

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,474,821 g,i Woodward Capital Management 3 .000% 05/25/52 $ 4,743,768
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 970,841,861
TOTAL STRUCTURED ASSETS 1,569,966,648
(Cost $1,718,328,612)
TOTAL BONDS 9,405,346,891
(Cost $10,321,294,060)
SHARES COMPANY
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
MATERIALS - 0 .0%
363,958 * Petra Diamonds Ltd 398,885
TOTAL MATERIALS 398,885
TOTAL COMMON STOCKS 398,885
(Cost $342,120)
PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIALS - 0 .1%
200,000 e Morgan Stanley 5,068,000
200,000 Morgan Stanley 5,152,000
TOTAL DIVERSIFIED FINANCIALS 10,220,000
TOTAL PREFERRED STOCKS 10,220,000
(Cost $11,284,000)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 12.0%
GOVERNMENT AGENCY DEBT - 6 .6%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000 07/06/22 9,998,056
6,000,000 FFCB 0 .000 07/12/22 5,997,452
20,000,000 FFCB 0 .000 07/19/22 19,986,010
11,786,000 FFCB 0 .000 07/20/22 11,777,355
25,835,000 FFCB 0 .000 07/22/22 25,814,056
11,000,000 FFCB 0 .000 07/25/22 10,989,809
9,630,000 FFCB 0 .000 08/18/22 9,607,966
12,309,000 FFCB 0 .000 09/01/22 12,268,750
15,000,000 FFCB 0 .000 09/13/22 14,941,033
29,115,000 Federal Home Loan Bank (FHLB) 0 .000 07/01/22 29,115,000
37,500,000 FHLB 0 .000 07/07/22 37,491,312
10,000,000 FHLB 0 .000 07/11/22 9,996,139
28,400,000 FHLB 0 .000 07/12/22 28,387,938
18,400,000 FHLB 0 .000 07/13/22 18,391,475
69,625,000 FHLB 0 .000 07/15/22 69,587,113
20,100,000 FHLB 0 .000 07/18/22 20,086,808
11,700,000 FHLB 0 .000 07/19/22 11,691,870
10,200,000 FHLB 0 .000 07/22/22 10,191,677
15,000,000 FHLB 0 .000 07/29/22 14,983,684
30,000,000 FHLB 0 .000 08/01/22 29,955,977
35,000,000 FHLB 0 .000 08/02/22 34,946,984
8,000,000 FHLB 0 .000 08/05/22 7,986,747

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 9,070,000 FHLB 0 .000% 08/09/22 $ 9,053,259
117,315,000 FHLB 0 .000 08/19/22 117,043,004
15,000,000 FHLB 0 .000 08/24/22 14,961,399
18,000,000 FHLB 0 .000 09/16/22 17,926,929
12,500,000 FHLB 0 .000 12/21/22 12,341,561
20,000,000 FHLB 0 .000 12/28/22 19,736,308
15,000,000 FHLB 0 .000 02/27/23 14,732,947
TOTAL GOVERNMENT AGENCY DEBT 649,988,618
REPURCHASE AGREEMENT - 1 .7%
168,955,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 168,955,000
TOTAL REPURCHASE AGREEMENT 168,955,000
TREASURY DEBT - 0 .4%
10,005,000 United States Cash Management Bill 0 .000 07/05/22 10,004,034
25,000,000 United States Treasury Bill 0 .000 08/11/22 24,963,342
TOTAL TREASURY DEBT 34,967,376
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3 .3%
318,304,489 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 318,304,489
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 318,304,489
TOTAL SHORT-TERM INVESTMENTS 1,172,215,483
(Cost $1,172,754,467)
TOTAL INVESTMENTS - 109.4% 10,697,900,340
(Cost $11,624,593,728)
OTHER ASSETS & LIABILITIES, NET - (9.4)% (916,236,952)
NET ASSETS - 100.0% $ 9,781,663,388
CNY Chinese Yuan
DOP Dominican Republic Peso
EUR Euro
GHS Ghanaian Cedi
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RSD Serbian Dinar
RUB Russian Ruble
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand

Portfolio of investments (unaudited)
Core Bond Fund June 30, 2022

TIAA-CREF Funds
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $314,041,658.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $2,339,120,128 or 23.9% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $168,955,000 on 7/1/22, collateralized by Government Agency
Securities, with coupon rates 0.375%–2.250% and maturity dates 11/15/25–11/30/25, valued at $172,334,185.

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.6%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
$ 23,567 †,i,q Coastal Resources of Maine LLC DGS1 - 0.000% 0 .000% 03/30/23 $ 23,567
15,840,000 i LTR Intermediate Holdings, Inc LIBOR  3M + 4.500% 5 .506 05/05/28 14,467,147
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,490,714
UTILITIES - 0 .4%
7,103,052 i Exgen Renewables IV LLC LIBOR  3M + 2.500% 4 .080 12/15/27 6,833,136
16,440,000 i TerraForm Power Operating LLC SOFR 3M + 2.750% 4 .161 05/20/29 16,008,450
TOTAL UTILITIES 22,841,586
TOTAL BANK LOAN OBLIGATIONS 37,332,300
(Cost $38,996,156)
BONDS - 96.9%
CORPORATE BONDS - 36.4%
AUTOMOBILES & COMPONENTS - 0 .6%
9,000,000 Aptiv plc 2 .396 02/18/25 8,594,996
3,500,000 Dana, Inc 4 .250 09/01/30 2,716,710
9,525,000 Ford Motor Co 3 .250 02/12/32 7,123,747
13,025,000 g Hyundai Capital Services, Inc 1 .250 02/08/26 11,714,328
11,025,000 Magna International, Inc 2 .450 06/15/30 9,386,256
TOTAL AUTOMOBILES & COMPONENTS 39,536,037
BANKS - 5 .9%
15,000,000 g ABN AMRO Bank NV 2 .470 12/13/29 12,784,739
10,575,000 g Bank Hapoalim BM 3 .255 01/21/32 9,041,625
11,986,000 Bank of America Corp 0 .981 09/25/25 11,089,339
10,000,000 Bank of America Corp 2 .456 10/22/25 9,525,040
15,000,000 i Bank of America Corp SOFR + 0.970% 1 .959 07/22/27 14,300,195
12,500,000 Bank of America Corp 2 .087 06/14/29 10,704,766
10,000,000 Bank of America Corp 2 .687 04/22/32 8,395,178
10,000,000 Bank of Montreal 3 .803 12/15/32 9,268,852
3,250,000 g BNP Paribas S.A. 1 .904 09/30/28 2,777,435
15,300,000 g BNP Paribas S.A. 2 .871 04/19/32 12,648,739
1,835,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 1,655,174
6,250,000 Citigroup, Inc 0 .776 10/30/24 5,958,101
3,125,000 i Citigroup, Inc SOFR + 0.694% 1 .669 01/25/26 3,018,411
5,450,000 Citizens Bank NA 2 .250 04/28/25 5,190,968
13,750,000 HSBC Holdings plc 2 .206 08/17/29 11,548,946
10,000,000 i ING Groep NV LIBOR 3 M + 1.000% 3 .277 10/02/23 10,029,248
10,000,000 g ING Groep NV 1 .400 07/01/26 9,083,760
10,000,000 ING Groep NV 2 .727 04/01/32 8,322,038
6,250,000 g Intesa Sanpaolo S.p.A 3 .250 09/23/24 6,050,668
7,200,000 g Intesa Sanpaolo S.p.A 4 .000 09/23/29 6,416,259
6,000,000 g Intesa Sanpaolo S.p.A 4 .950 06/01/42 4,053,833
3,000,000 g Itau Unibanco Holding S.A. 3 .875 04/15/31 2,639,205
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,422,116
10,990,000 JPMorgan Chase & Co 3 .650 N/A‡ 9,000,810
6,675,000 g Kookmin Bank 2 .500 11/04/30 5,624,894
4,000,000 Lloyds Banking Group plc 4 .500 11/04/24 3,990,137
5,725,000 Lloyds Banking Group plc 3 .870 07/09/25 5,653,730
9,500,000 g National Australia Bank Ltd 2 .332 08/21/30 7,636,581
10,000,000 g National Australia Bank Ltd 2 .990 05/21/31 8,356,207
12,150,000 National Bank of Canada 0 .550 11/15/24 11,583,295
5,485,000 NatWest Group plc 2 .359 05/22/24 5,386,648
11,310,000 People's United Bank NA 4 .000 07/15/24 11,247,402

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 4,500,000 People's United Financial, Inc 3 .650% 12/06/22 $ 4,505,295
11,225,000 g Shinhan Financial Group Co Ltd 3 .340 02/05/30 10,832,929
11,500,000 SVB Financial Group 2 .100 05/15/28 9,829,435
7,569,000 SVB Financial Group 3 .125 06/05/30 6,511,444
10,100,000 SVB Financial Group 1 .800 02/02/31 7,782,350
14,350,000 Truist Financial Corp 1 .267 03/02/27 12,852,932
14,200,000 g,i UBS AG. SOFR + 0.450% 1 .619 08/09/24 14,103,538
11,675,000 g UBS Group AG. 1 .494 08/10/27 10,216,591
5,000,000 g UBS Group AG. 2 .746 02/11/33 4,069,232
11,875,000 e,g UBS Group AG. 3 .179 02/11/43 8,948,329
15,000,000 g UniCredit S.p.A 2 .569 09/22/26 13,418,217
3,600,000 g UniCredit S.p.A 5 .459 06/30/35 2,909,461
11,570,000 g United Overseas Bank Ltd 2 .000 10/14/31 10,426,132
5,800,000 g USAA Capital Corp 1 .500 05/01/23 5,712,904
7,435,000 g USAA Capital Corp 2 .125 05/01/30 6,368,317
2,375,000 Westpac Banking Corp 3 .020 11/18/36 1,911,478
TOTAL BANKS 377,802,923
CAPITAL GOODS - 1 .2%
10,450,000 Carrier Global Corp 2 .700 02/15/31 8,841,300
3,053,000 CNH Industrial NV 3 .850 11/15/27 2,874,543
10,250,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 9,225,000
4,925,000 Johnson Controls International plc 1 .750 09/15/30 4,004,289
1,560,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,543,569
9,800,000 Masco Corp 1 .500 02/15/28 8,222,267
10,000,000 Otis Worldwide Corp 3 .112 02/15/40 7,742,291
6,275,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 1 .876 03/11/24 6,220,471
12,500,000 g Siemens Financieringsmaatschappij NV 1 .200 03/11/26 11,314,038
10,500,000 g Triton Container International Ltd 1 .150 06/07/24 9,829,936
3,500,000 g Triton Container International Ltd 3 .150 06/15/31 2,828,932
3,575,000 Xylem, Inc 2 .250 01/30/31 2,978,618
TOTAL CAPITAL GOODS 75,625,254
COMMERCIAL & PROFESSIONAL SERVICES - 0 .4%
6,625,000 Council Of Europe Development Bank 3 .000 06/16/25 6,601,658
7,500,000 Mather Foundation 2 .675 10/01/31 6,585,867
15,760,000 Rockefeller Foundation 2 .492 10/01/50 11,457,876
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 24,645,401
CONSUMER DURABLES & APPAREL - 0 .1%
5,950,000 Whirlpool Corp 2 .400 05/15/31 4,931,898
TOTAL CONSUMER DURABLES & APPAREL 4,931,898
CONSUMER SERVICES - 1 .5%
2,800,000 Bush Foundation 2 .754 10/01/50 2,087,310
10,750,000 Conservation Fund 3 .474 12/15/29 9,925,448
4,040,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 3,929,442
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,407,438
10,000,000 Low Income Investment Fund 3 .711 07/01/29 9,702,201
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 10,081,272
7,850,000 i Nature Conservancy LIBOR 3 M + 1.080% 2 .366 02/01/24 7,816,331
6,245,000 Nature Conservancy 3 .957 03/01/52 5,722,268
4,100,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 3,981,654
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,504,255
70,000 Salvation Army 5 .637 09/01/26 73,822
5,000,000 Salvation Army 4 .528 09/01/48 4,790,509
6,850,000 Starbucks Corp 2 .450 06/15/26 6,460,008
11,440,000 Wisconsin Alumni Research Foundation 3 .564 10/01/49 10,082,440
5,000,000 YMCA of Greater New York 5 .021 08/01/38 4,935,282

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,500,000 YMCA of Greater New York 5 .151% 08/01/48 $ 1,461,750
TOTAL CONSUMER SERVICES 94,961,430
DIVERSIFIED FINANCIALS - 4 .3%
9,400,000 i AerCap Ireland Capital DAC SOFR + 0.680% 2 .193 09/29/23 9,271,307
10,800,000 AerCap Ireland Capital DAC 1 .750 01/30/26 9,439,557
10,500,000 AerCap Ireland Capital DAC 3 .000 10/29/28 8,844,348
8,900,000 AerCap Ireland Capital DAC 3 .300 01/30/32 7,124,373
12,900,000 American Express Co 4 .050 05/03/29 12,647,792
11,900,000 g BPCE S.A. 1 .652 10/06/26 10,651,785
10,000,000 g BPCE S.A. 2 .045 10/19/27 8,821,258
15,875,000 g BPCE S.A. 3 .116 10/19/32 12,791,179
8,375,000 Charles Schwab Corp 4 .000 N/A‡ 6,446,656
11,645,000 Community Preservation Corp 2 .867 02/01/30 10,369,176
5,000,000 g Credit Suisse Group AG. 1 .305 02/02/27 4,301,254
9,750,000 g Credit Suisse Group AG. 3 .091 05/14/32 7,758,977
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,621,882
10,000,000 Ford Foundation 2 .815 06/01/70 6,875,223
13,300,000 Goldman Sachs Group, Inc 0 .855 02/12/26 12,099,753
8,300,000 ING Groep NV 4 .017 03/28/28 7,904,976
5,375,000 ING Groep NV 4 .252 03/28/33 5,017,507
14,500,000 Morgan Stanley 0 .791 01/22/25 13,706,489
11,950,000 Morgan Stanley 0 .985 12/10/26 10,586,871
1,475,000 Morgan Stanley 1 .512 07/20/27 1,293,619
10,000,000 Morgan Stanley 2 .239 07/21/32 8,101,025
14,150,000 Morgan Stanley 2 .484 09/16/36 10,880,233
11,600,000 g,i NatWest Markets plc SOFR + 0.530% 1 .739 08/12/24 11,475,294
5,000,000 g NongHyup Bank 1 .250 07/20/25 4,619,337
2,000,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,967,764
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,971,487
2,500,000 Reinvestment Fund, Inc 3 .366 11/01/24 2,453,464
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,874,555
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,861,557
10,250,000 g,i Societe Generale S.A. SOFR + 1.050% 1 .998 01/21/26 9,879,054
11,150,000 g Societe Generale S.A. 2 .889 06/09/32 8,903,350
3,125,000 g Societe Generale S.A. 4 .027 01/21/43 2,210,022
8,100,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 7,658,550
7,725,000 Toyota Motor Credit Corp 2 .150 02/13/30 6,687,617
4,823,000 g UBS Group AG 1 .008 07/30/24 4,670,088
3,450,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 3,302,750
5,425,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 5,190,953
1,925,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 1,888,519
TOTAL DIVERSIFIED FINANCIALS 274,169,601
ENERGY - 2 .2%
7,500,000 g Aker BP ASA 2 .875 01/15/26 7,089,950
10,000,000 g Aker BP ASA 4 .000 01/15/31 8,982,418
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,850,823
2,650,000 Cenovus Energy, Inc 2 .650 01/15/32 2,191,558
6,550,000 e Cenovus Energy, Inc 3 .750 02/15/52 4,975,702
9,575,000 ConocoPhillips Co 3 .800 03/15/52 8,193,461
7,600,000 Enbridge, Inc 2 .500 01/15/25 7,312,736
5,830,000 Enbridge, Inc 5 .750 07/15/80 5,330,486
6,375,000 EQT Corp 6 .625 02/01/25 6,558,154
1,000,000 Equinor ASA 2 .450 01/17/23 999,027
2,000,000 Equinor ASA 3 .700 03/01/24 2,008,686
7,725,000 Equinor ASA 2 .375 05/22/30 6,770,107
3,000,000 Equinor ASA 3 .950 05/15/43 2,662,020
9,110,000 Equinor ASA 3 .250 11/18/49 7,223,333
1,925,000 ONEOK, Inc 4 .000 07/13/27 1,853,797

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 7,246,000 ONEOK, Inc 3 .400% 09/01/29 $ 6,396,820
13,500,000 ONEOK, Inc 3 .100 03/15/30 11,606,263
3,350,000 ONEOK, Inc 4 .950 07/13/47 2,856,161
6,100,000 ONEOK, Inc 4 .450 09/01/49 4,858,257
11,700,000 g Santos Finance Ltd 3 .649 04/29/31 9,923,889
6,350,000 e,g Sunnova Energy Corp 5 .875 09/01/26 5,524,546
12,850,000 Total Capital International S.A. 2 .986 06/29/41 10,123,136
11,550,000 Total Capital International S.A. 3 .127 05/29/50 8,828,823
TOTAL ENERGY 139,120,153
FOOD & STAPLES RETAILING - 0 .4%
11,225,000 SYSCO Corp 2 .400 02/15/30 9,572,731
18,025,000 Walmart, Inc 1 .800 09/22/31 15,303,311
TOTAL FOOD & STAPLES RETAILING 24,876,042
FOOD, BEVERAGE & TOBACCO - 0 .5%
6,150,000 g Coca-Cola European Partners plc 1 .500 01/15/27 5,456,915
8,500,000 g NBM US Holdings, Inc 6 .625 08/06/29 8,160,000
20,310,000 PepsiCo, Inc 2 .875 10/15/49 16,125,464
TOTAL FOOD, BEVERAGE & TOBACCO 29,742,379
HEALTH CARE EQUIPMENT & SERVICES - 0 .3%
6,900,000 Cigna Corp 0 .613 03/15/24 6,570,891
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,856,372
10,385,000 Stanford Health Care 3 .027 08/15/51 7,905,427
TOTAL HEALTH CARE EQUIPMENT & SERVICES 16,332,690
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 5,000,479
12,125,000 Procter & Gamble Co 1 .200 10/29/30 9,901,185
3,000,000 Unilever Capital Corp 0 .626 08/12/24 2,829,756
13,750,000 Unilever Capital Corp 2 .000 07/28/26 12,937,526
5,528,000 e Unilever Capital Corp 2 .125 09/06/29 4,871,485
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,979,156
9,425,000 Unilever Capital Corp 2 .625 08/12/51 6,811,915
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 47,331,502
INSURANCE - 1 .2%
7,703,000 g AIA Group Ltd 3 .375 04/07/30 7,208,342
11,400,000 g Empower Finance 2020 LP 1 .357 09/17/27 9,807,507
4,950,000 g Empower Finance 2020 LP 1 .776 03/17/31 3,970,185
9,735,000 First American Financial Corp 2 .400 08/15/31 7,506,123
7,725,000 g Five Corners Funding Trust 4 .419 11/15/23 7,767,499
13,325,000 g Five Corners Funding Trust II 2 .850 05/15/30 11,591,937
4,100,000 g Great-West Lifeco US Finance 2020 LP 0 .904 08/12/25 3,720,061
1,500,000 g HCA, Inc 4 .375 03/15/42 1,207,233
5,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 5,226,000
5,000,000 Progressive Corp 3 .700 01/26/45 4,265,351
4,499,000 Reinsurance Group of America, Inc 3 .900 05/15/29 4,231,581
6,100,000 Reinsurance Group of America, Inc 3 .150 06/15/30 5,388,852
6,674,000 g Swiss Re Treasury US Corp 4 .250 12/06/42 6,171,643
TOTAL INSURANCE 78,062,314
MATERIALS - 1 .4%
10,000,000 Albemarle Corp 5 .650 06/01/52 9,997,100
6,550,000 e,g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 5,813,125
10,000,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 8,175,000
1,434,000 International Paper Co 4 .800 06/15/44 1,346,047
5,750,000 e,g Inversiones CMPC S.A. 4 .375 04/04/27 5,476,875

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 5,940,000 g LG Chem Ltd 3 .625% 04/15/29 $ 5,650,072
5,925,000 LYB International Finance III LLC 3 .375 10/01/40 4,561,560
5,000,000 Newmont Corp 2 .250 10/01/30 4,150,273
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,871,257
11,500,000 Sonoco Products Co 1 .800 02/01/25 10,793,654
5,525,000 Sonoco Products Co 2 .250 02/01/27 4,969,213
12,750,000 Sonoco Products Co 2 .850 02/01/32 10,644,804
10,000,000 e Teck Resources Ltd 3 .900 07/15/30 9,197,818
TOTAL MATERIALS 89,646,798
MEDIA & ENTERTAINMENT - 0 .6%
10,000,000 Alphabet, Inc 1 .100 08/15/30 8,207,235
6,425,000 g Magallanes, Inc 5 .050 03/15/42 5,466,326
8,750,000 Paramount Global 6 .375 03/30/62 7,812,000
9,100,000 g RGA Global Funding 2 .700 01/18/29 8,050,999
4,070,000 Tote Shipholdings LLC 3 .400 10/16/40 3,930,741
2,691,000 Tote Shipholdings LLC 3 .450 01/22/41 2,608,475
TOTAL MEDIA & ENTERTAINMENT 36,075,776
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2 .0%
10,125,000 Amgen, Inc 3 .000 01/15/52 7,179,525
4,800,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,550,604
10,000,000 Bristol-Myers Squibb Co 3 .550 03/15/42 8,784,969
7,700,000 Bristol-Myers Squibb Co 2 .550 11/13/50 5,447,498
11,825,000 Bristol-Myers Squibb Co 3 .700 03/15/52 10,212,944
8,975,000 Danaher Corp 2 .800 12/10/51 6,465,418
5,350,000 Gilead Sciences, Inc 2 .600 10/01/40 3,911,352
14,150,000 Gilead Sciences, Inc 2 .800 10/01/50 9,874,430
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,795,278
8,800,000 Merck & Co, Inc 2 .750 12/10/51 6,498,612
7,000,000 PerkinElmer, Inc 2 .250 09/15/31 5,531,332
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,515,914
5,674,000 g Roche Holdings, Inc 2 .375 01/28/27 5,357,104
11,125,000 g Roche Holdings, Inc 1 .930 12/13/28 9,832,696
9,175,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 9,243,629
14,681,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 12,279,401
8,500,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 6,361,891
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 125,842,597
REAL ESTATE - 1 .6%
1,975,000 Brandywine Operating Partnership LP 3 .950 02/15/23 1,970,225
6,225,000 Brandywine Operating Partnership LP 3 .950 11/15/27 5,871,846
6,875,000 Brixmor Operating Partnership LP 3 .900 03/15/27 6,576,137
6,600,000 Brixmor Operating Partnership LP 2 .250 04/01/28 5,659,780
5,975,000 Corporate Office Properties LP 2 .750 04/15/31 4,830,972
6,600,000 Duke Realty LP 2 .875 11/15/29 5,930,796
8,800,000 Federal Realty Investment Trust 1 .250 02/15/26 7,873,009
10,000,000 g HAT Holdings I LLC 3 .375 06/15/26 8,600,000
10,000,000 g HAT Holdings I LLC 3 .750 09/15/30 7,975,000
5,125,000 Healthpeak Properties, Inc 2 .125 12/01/28 4,426,047
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 3,096,470
4,725,000 Kilroy Realty LP 3 .450 12/15/24 4,607,783
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,693,523
5,442,000 Piedmont Operating Partnership LP 3 .400 06/01/23 5,414,554
9,157,000 Regency Centers LP 3 .750 06/15/24 9,099,030
8,090,000 g Scentre Group Trust 2 5 .125 09/24/80 6,669,706
4,650,000 g Starwood Property Trust, Inc 4 .375 01/15/27 4,036,479
7,310,000 UDR, Inc 1 .900 03/15/33 5,523,519
TOTAL REAL ESTATE 104,854,876

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING - 0 .4%
$ 2,800,000 Advance Auto Parts, Inc 1 .750% 10/01/27 $ 2,379,139
3,100,000 AutoNation, Inc 3 .850 03/01/32 2,671,128
6,200,000 Genuine Parts Co 1 .750 02/01/25 5,841,451
1,825,000 Genuine Parts Co 1 .875 11/01/30 1,442,161
7,250,000 Genuine Parts Co 2 .750 02/01/32 5,998,029
5,000,000 Home Depot, Inc 3 .350 04/15/50 4,059,993
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 4,012,668
TOTAL RETAILING 26,404,569
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .2%
8,158,000 NXP BV 3 .400 05/01/30 7,196,390
10,000,000 g SK Hynix, Inc 2 .375 01/19/31 7,875,912
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 15,072,302
SOFTWARE & SERVICES - 0 .6%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,652,672
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,544,526
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 10,516,031
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,596,007
3,400,000 Roper Technologies, Inc 1 .400 09/15/27 2,912,348
10,000,000 Visa, Inc 1 .100 02/15/31 8,000,040
TOTAL SOFTWARE & SERVICES 39,221,624
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .1%
3,839,000 Apple, Inc 2 .850 02/23/23 3,840,429
5,750,000 Apple, Inc 3 .000 06/20/27 5,621,709
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,462,138
TELECOMMUNICATION SERVICES - 0 .7%
9,000,000 i Verizon Communications, Inc SOFR + 0.790% 2 .296 03/20/26 8,848,896
14,225,000 Verizon Communications, Inc 2 .550 03/21/31 12,162,482
22,950,000 Verizon Communications, Inc 3 .400 03/22/41 18,682,147
5,000,000 Vodafone Group plc 4 .125 06/04/81 3,739,408
TOTAL TELECOMMUNICATION SERVICES 43,432,933
TRANSPORTATION - 0 .2%
6,950,000 Canadian Pacific Railway Co 2 .450 12/02/31 5,946,318
5,650,000 Canadian Pacific Railway Co 3 .000 12/02/41 4,419,431
TOTAL TRANSPORTATION 10,365,749
UTILITIES - 9 .3%
12,450,000 AES Corp 2 .450 01/15/31 10,013,134
8,750,000 g AES Gener S.A. 6 .350 10/07/79 7,732,766
8,500,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 7,054,841
12,350,000 Ameren Illinois Co 2 .900 06/15/51 9,048,443
3,605,000 Arizona Public Service Co 3 .750 05/15/46 2,911,583
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,883,561
5,420,000 e,g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 4,719,633
8,884,000 Avangrid, Inc 3 .200 04/15/25 8,638,733
7,500,000 Avangrid, Inc 3 .800 06/01/29 7,016,373
5,025,000 Avista Corp 4 .350 06/01/48 4,737,383
5,025,000 g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 4,746,365
10,000,000 g Brooklyn Union Gas Co 4 .487 03/04/49 8,479,071
9,850,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,564,185
7,350,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 5,970,395
11,155,000 i CenterPoint Energy Resources Corp LIBOR 3 M + 0.500% 2 .111 03/02/23 11,123,655
3,250,000 g Clearway Energy Operating LLC 4 .750 03/15/28 2,923,966
10,000,000 g Clearway Energy Operating LLC 3 .750 02/15/31 8,062,200
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,672,471
10,250,000 g Colbun S.A. 3 .150 01/19/32 8,233,825

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 14,500,000 Commonwealth Edison Co 2 .750% 09/01/51 $ 10,312,819
6,475,000 g Consorcio Transmantaro SA 4 .700 04/16/34 5,802,377
13,850,000 Consumers Energy Co 2 .500 05/01/60 8,967,201
5,713,193 g Continental Wind LLC 6 .000 02/28/33 6,063,598
4,970,700 g Continuum Energy Levanter Pte Ltd 4 .500 02/09/27 3,921,684
7,115,000 Dominion Energy, Inc 3 .600 03/15/27 6,923,026
14,777,000 Dominion Energy, Inc 2 .250 08/15/31 12,148,825
8,325,000 Dominion Energy, Inc 4 .350 N/A‡ 6,847,313
4,850,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 4,735,005
11,725,000 DTE Electric Co 1 .900 04/01/28 10,449,601
9,025,000 DTE Electric Co 3 .250 04/01/51 7,260,936
12,000,000 DTE Energy Co 2 .850 10/01/26 11,344,829
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,885,602
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 951,081
3,350,000 g East Ohio Gas Co 1 .300 06/15/25 3,080,039
8,850,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 8,548,727
6,575,000 g EDP Finance BV 3 .625 07/15/24 6,527,520
2,312,000 g EDP Finance BV 1 .710 01/24/28 1,981,246
7,059,000 g Electricite de France S.A. 3 .625 10/13/25 6,932,168
8,500,000 Essential Utilities, Inc 2 .704 04/15/30 7,392,597
7,800,000 Essential Utilities, Inc 3 .351 04/15/50 5,883,294
4,250,000 Evergy, Inc 2 .550 07/01/26 4,027,209
8,882,000 Georgia Power Co 3 .250 04/01/26 8,623,848
250,000 Georgia Power Co 3 .250 03/15/51 183,559
8,700,000 Georgia Power Co 5 .125 05/15/52 8,622,682
8,323,425 g India Cleantech Energy 4 .700 08/10/26 6,721,593
9,700,000 Interstate Power & Light Co 3 .500 09/30/49 7,731,275
7,925,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 7,964,150
14,750,000 g Liberty Utilities Finance GP 2 .050 09/15/30 12,094,357
2,498,000 g Massachusetts Electric Co 1 .729 11/24/30 1,979,834
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,636,134
12,626,000 National Fuel Gas Co 5 .500 01/15/26 12,672,248
2,000,000 National Fuel Gas Co 3 .950 09/15/27 1,866,573
3,400,000 National Fuel Gas Co 4 .750 09/01/28 3,338,759
11,274,000 National Fuel Gas Co 2 .950 03/01/31 9,150,707
11,250,000 g New York State Electric & Gas Corp 2 .150 10/01/31 9,275,521
16,000,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 13,237,555
750,000 g Niagara Mohawk Power Corp 4 .278 10/01/34 713,018
9,700,000 NiSource, Inc 5 .000 06/15/52 9,472,562
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,964,317
4,408,000 NorthWestern Corp 4 .176 11/15/44 3,832,115
6,975,000 OGE Energy Corp 0 .703 05/26/23 6,796,828
10,750,000 PacifiCorp 2 .900 06/15/52 7,838,535
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 5,261,717
3,625,000 Public Service Co of Colorado 3 .200 03/01/50 2,845,686
1,000,000 Public Service Co of New Hampshire 3 .500 11/01/23 1,001,815
2,975,000 Public Service Co of New Hampshire 3 .600 07/01/49 2,480,992
6,150,000 Public Service Electric & Gas Co 3 .200 08/01/49 4,870,403
7,500,000 San Diego Gas & Electric Co 4 .150 05/15/48 6,840,222
13,988,000 San Diego Gas & Electric Co 2 .950 08/15/51 10,314,159
3,280,000 SCE Recovery Funding LLC 1 .977 11/15/28 3,096,241
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 6,302,803
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 2,200,326
5,000,000 Sempra Energy 4 .875 N/A‡ 4,599,904
6,250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 4,854,750
2,349,042 g Solar Star Funding LLC 3 .950 06/30/35 2,338,451
4,703,298 g Solar Star Funding LLC 5 .375 06/30/35 5,092,766
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,720,717
13,788,000 Southern Power Co 4 .150 12/01/25 13,801,700
14,825,000 Southwestern Electric Power Co 3 .250 11/01/51 10,969,690

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,875,000 Southwestern Public Service Co 3 .750% 06/15/49 $ 2,421,998
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 14,145,118
4,771,660 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,487,746
15,750,000 g Sweihan PV Power Co PJSC 3 .625 01/31/49 13,026,321
5,000,000 g TerraForm Power Operating LLC 5 .000 01/31/28 4,528,700
7,585,976 g Topaz Solar Farms LLC 4 .875 09/30/39 6,542,904
806,600 g Topaz Solar Farms LLC 5 .750 09/30/39 731,990
5,000,000 Tucson Electric Power Co 1 .500 08/01/30 3,988,163
8,305,191 g UEP Penonome II S.A. 6 .500 10/01/38 7,734,209
15,000,000 Union Electric Co 2 .150 03/15/32 12,458,640
16,400,000 Union Electric Co 2 .625 03/15/51 11,370,971
6,275,000 Union Electric Co 3 .900 04/01/52 5,519,542
1,850,000 g Vistra Corp 7 .000 N/A‡ 1,678,875
TOTAL UTILITIES 597,462,969
TOTAL CORPORATE BONDS 2,324,979,955
(Cost $2,678,431,542)
GOVERNMENT BONDS - 47.6%
AGENCY SECURITIES - 4 .6%
1,512,000 Canal Barge Co, Inc 4 .500 11/12/34 1,550,409
13,323,954 Crowley Conro LLC 4 .181 08/15/43 13,518,235
435,495 Ethiopian Leasing LLC 2 .566 08/14/26 423,490
254,406 Excalibur One 77B LLC 1 .492 01/01/25 248,368
11,250,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .125 07/25/22 11,240,034
23,000,000 FHLMC 0 .375 05/05/23 22,510,856
18,700,000 FHLMC 0 .250 08/24/23 18,133,538
13,600,000 FHLMC 0 .250 09/08/23 13,177,918
22,692,000 FHLMC 0 .250 12/04/23 21,834,016
14,000,000 FHLMC 1 .500 02/12/25 13,457,460
17,500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 17,036,137
8,600,000 FNMA 0 .625 04/22/25 8,041,891
16,800,000 FNMA 0 .875 08/05/30 13,899,503
7,909,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 7,850,808
4,495,087 HNA LLC 2 .369 09/18/27 4,360,502
515,500 i Housing and Urban Development Corp Ltd LIBOR 6 M + 0.035% 1 .166 09/15/30 510,746
694,442 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 1 .688 08/19/23 692,892
694,440 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 2 .363 09/22/23 692,357
974,183 Overseas Private Investment Corp (OPIC) 2 .040 12/15/26 957,074
4,045,347 OPIC 3 .220 09/15/29 4,020,524
5,038,383 OPIC 1 .790 10/15/29 4,738,722
12,595,959 OPIC 2 .360 10/15/29 12,113,872
875,200 OPIC 4 .140 05/15/30 900,147
789,650 OPIC 3 .330 05/15/33 784,086
9,072,431 OPIC 3 .430 06/01/33 9,012,123
5,592,180 OPIC 2 .040 06/15/35 5,035,058
9,708,883 OPIC 2 .290 07/15/38 8,706,121
5,339,886 OPIC 2 .450 07/15/38 4,848,577
15,500,000 Private Export Funding Corp (PEFCO) 2 .050 11/15/22 15,468,708
1,926,000 PEFCO 3 .550 01/15/24 1,939,819
1,765,000 PEFCO 3 .250 06/15/25 1,765,686
12,633,111 Thirax  LLC 0 .968 01/14/33 10,978,423
3,927,463 Thirax 2 LLC 2 .320 01/22/34 3,622,638
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,609,115
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 915,941
1,553,502 United States International Development Finance Corp 1 .050 10/15/29 1,418,783
4,174,820 United States International Development Finance Corp 1 .670 07/15/38 3,564,517
2,500,000 US Department of Housing and Urban Development
(HUD)
2 .618 08/01/23 2,487,549

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 2,000,000 HUD 2 .800% 08/01/23 $ 1,993,966
371,000 HUD 2 .910 08/01/23 370,987
2,257,000 HUD 2 .960 08/01/24 2,256,690
3,726,000 HUD 2 .870 08/01/27 3,621,247
420,000 HUD 5 .380 08/01/27 420,961
4,675,000 HUD 2 .985 08/01/28 4,603,775
1,931,000 HUD 3 .185 08/01/29 1,929,021
1,750,000 HUD 3 .585 08/01/37 1,849,614
875,000 VCM Lease S.A. 2 .516 09/28/27 849,219
4,414,000 Vessel Management Services, Inc 3 .432 08/15/36 4,290,685
8,245,000 Vessel Management Services, Inc 3 .477 01/16/37 8,035,898
1,687,746 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 2 .627 06/26/24 1,682,743
TOTAL AGENCY SECURITIES 295,971,449
FOREIGN GOVERNMENT BONDS - 7 .1%
12,750,000 African Development Bank 0 .750 04/03/23 12,553,263
11,850,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 10,712,316
1,000,000 Asian Development Bank 1 .875 08/10/22 999,964
1,000,000 Asian Development Bank 2 .125 03/19/25 973,903
9,732,000 Asian Development Bank 1 .750 08/14/26 9,190,209
16,194,000 Asian Development Bank 3 .125 09/26/28 16,070,712
12,500,000 Asian Development Bank 1 .500 03/04/31 10,909,673
EUR 7,925,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,537,123
7,500,000 g BNG Bank NV 2 .625 02/27/24 7,440,261
CLP 9,475,000,000 g Bonos de la Tesoreria de la Republica en pesos 2 .300 10/01/28 8,205,921
8,500,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 7,763,792
4,750,000 g Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 4,042,133
19,600,000 Canada Government International Bond 2 .875 04/28/25 19,461,675
7,000,000 g CDP Financial, Inc 1 .000 05/26/26 6,408,413
10,050,000 Chile Government International Bond 3 .100 05/07/41 7,646,546
9,500,000 Chile Government International Bond 3 .500 01/25/50 7,256,758
12,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 11,950,314
9,875,000 e,g Egypt Government International Bond 5 .250 10/06/25 8,078,335
15,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 14,539,346
1,000,000 European Bank for Reconstruction & Development 1 .500 02/13/25 960,141
1,250,000 European Investment Bank 2 .375 05/24/27 1,206,362
3,725,000 European Investment Bank 0 .625 10/21/27 3,266,222
10,500,000 e European Investment Bank 1 .625 10/09/29 9,492,151
10,279,000 European Investment Bank 0 .750 09/23/30 8,525,711
9,300,000 g European Stability Mechanism 1 .375 09/11/24 8,962,789
3,650,000 g Guatemala Government International Bond 5 .375 04/24/32 3,351,868
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,449,440
10,000,000 International Bank for Reconstruction & Development 0 .625 04/22/25 9,332,339
4,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 4,750,493
20,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 18,298,200
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,587,459
10,450,000 g International Development Association 2 .750 04/24/23 10,427,324
5,000,000 International Finance Corp 2 .000 10/24/22 4,993,900
110,000 i International Finance Corp LIBOR 3 M + 0.070% 1 .899 12/15/22 109,963
7,375,000 International Finance Corp 0 .500 03/20/23 7,251,469
3,250,000 International Finance Corp 2 .125 04/07/26 3,128,840
3,350,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 3,356,218
8,750,000 e Japan International Cooperation Agency 1 .750 04/28/31 7,556,274
6,000,000 g Kommunalbanken AS. 2 .125 02/11/25 5,851,448
10,100,000 g Korea Electric Power Corp 1 .125 06/15/25 9,350,681
9,200,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 2 .169 02/12/24 9,330,502
11,750,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 11,209,441
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,735,554
3,586,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 2,964,821
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 11,063,811

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 6,000,000 g Nederlandse Waterschapsbank NV 3 .125% 12/05/22 $ 6,011,816
10,000,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 9,670,564
7,750,000 g Nederlandse Waterschapsbank NV 2 .375 03/24/26 7,512,251
2,500,000 North American Development Bank 2 .400 10/26/22 2,494,942
11,250,000 g OMERS Finance Trust 3 .500 04/19/32 10,969,157
8,000,000 g OMERS Finance Trust 4 .000 04/19/52 7,474,931
6,000,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 6,013,636
5,900,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 5,911,269
10,690,000 Peruvian Government International Bond 3 .000 01/15/34 8,769,062
500,000 Province of Manitoba Canada 3 .050 05/14/24 498,585
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,880,811
15,000,000 e Province of Quebec Canada 1 .900 04/21/31 13,202,555
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,779,804
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 8,889,512
4,250,000 Seychelles International Bond 6 .500 10/11/28 3,527,457
TOTAL FOREIGN GOVERNMENT BONDS 451,860,430
MORTGAGE BACKED - 15 .6%
5,100,000 g,i Connecticut Avenue Securities Trust 2 .826 12/25/41 4,594,384
3,000,000 g,i Connecticut Avenue Securities Trust 5 .426 01/25/42 2,629,760
6,340,000 g,i Connecticut Avenue Securities Trust 4 .026 03/25/42 5,928,462
11,580,000 g,i Connecticut Avenue Securities Trust 4 .798 05/25/42 11,261,688
6,090,000 g,i Fannie CAS 5 .576 06/25/42 6,112,837
91,873 Federal Home Loan Mortgage Corp (FHLMC) 4 .000 06/01/42 92,371
533,627 i FHLMC LIBOR 1 M + 5.920% 4 .596 03/15/44 66,317
5,051,850 FHLMC 4 .000 10/01/47 5,077,232
17,805,926 FHLMC 4 .000 06/01/48 17,849,427
849,271 i FHLMC LIBOR 1 M + 9.920% 7 .802 06/15/48 869,842
4,657,285 FHLMC 4 .000 07/01/48 4,667,772
748,549 i FHLMC LIBOR 1 M + 9.840% 7 .722 10/15/48 746,657
4,183,235 FHLMC 4 .000 09/01/49 4,188,263
2,443,469 FHLMC 3 .000 11/01/49 2,301,621
8,979,049 FHLMC 2 .000 09/25/50 1,058,506
15,479,685 FHLMC 2 .500 02/25/51 2,493,644
9,369,729 FHLMC 3 .000 11/01/51 8,861,800
435,245 FHLMC 3 .000 11/01/51 409,191
1,162,565 FHLMC 3 .000 11/01/51 1,105,596
1,695,014 FHLMC 3 .000 11/01/51 1,602,602
19,038,794 FHLMC 2 .000 02/01/52 16,597,080
21,321,855 FHLMC 2 .500 02/01/52 19,261,261
15,496,271 FHLMC 2 .500 03/01/52 14,003,287
20,117,934 FHLMC 2 .500 03/01/52 18,170,344
2,507,984 FHLMC 3 .000 04/01/52 2,344,110
101,298 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 106,676
94,377 FGLMC 4 .500 12/01/43 97,730
91,542 FGLMC 4 .500 02/01/44 94,767
816,747 FGLMC 5 .000 08/01/44 860,769
146,042 FGLMC 3 .500 04/01/45 143,603
3,312,041 FGLMC 3 .500 08/01/45 3,266,263
973,801 FGLMC 4 .000 12/01/45 984,027
1,788,301 FGLMC 3 .500 02/01/47 1,761,344
234,572 FGLMC 4 .500 06/01/47 242,848
347,178 FGLMC 4 .000 09/01/47 349,606
72,285 FGLMC 3 .500 12/01/47 70,742
379,500 FGLMC 4 .000 07/01/48 380,712
1,547,738 FGLMC 4 .500 08/01/48 1,581,111
3,750,000 Federal National Mortgage Association (FNMA) 2 .125 04/24/26 3,621,379
83,633 FNMA 3 .500 07/01/26 83,442
4,335,297 i FNMA 2 .885 02/25/27 4,223,677
9,095,321 i FNMA 3 .412 06/25/28 9,003,646

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 15,250,000 i FNMA 1 .561% 11/25/30 $ 12,866,739
15,500,000 i FNMA 1 .292 01/25/31 12,802,997
306,771 FNMA 3 .500 05/01/32 307,526
30,990,000 h FNMA 2 .500 07/25/32 29,592,322
4,423,986 FNMA 3 .000 10/01/32 4,384,871
17,851 FNMA 2 .500 10/01/36 17,067
21,260,000 h FNMA 3 .000 07/25/37 20,771,155
7,350,000 h FNMA 3 .500 07/25/37 7,303,981
135,800 FNMA 5 .500 11/01/38 145,888
3,842,422 FNMA 3 .000 05/01/40 3,659,787
1,080,171 FNMA 3 .500 05/01/40 1,056,222
306,596 FNMA 5 .000 09/01/40 322,686
501,678 FNMA 5 .000 04/01/41 528,099
13,558,035 FNMA 2 .000 03/01/42 12,052,575
1,531,645 FNMA 4 .000 09/01/42 1,538,604
704,283 i FNMA LIBOR 1 M + 5.950% 4 .326 09/25/43 96,947
740,982 FNMA 4 .000 01/01/44 748,107
43,719 FNMA 4 .500 06/01/44 44,906
272,547 FNMA 4 .500 06/01/44 279,885
125,146 FNMA 4 .500 08/01/44 128,488
229,300 FNMA 4 .500 11/01/44 234,676
631,010 FNMA 4 .000 01/01/45 633,850
226,633 FNMA 4 .500 03/01/45 231,444
1,037,979 FNMA 4 .000 12/01/45 1,045,289
676,832 FNMA 3 .500 01/01/46 661,800
143,130 FNMA 4 .000 01/01/46 144,141
765,503 FNMA 4 .000 04/01/46 768,972
949,081 FNMA 3 .500 06/01/46 928,013
1,331,295 FNMA 3 .500 07/01/46 1,301,736
1,868,107 FNMA 3 .500 07/01/46 1,835,796
2,000,591 FNMA 3 .500 08/01/46 1,956,180
2,634,190 FNMA 3 .000 10/01/46 2,438,378
3,095,142 FNMA 3 .500 01/01/47 3,026,668
138,530 FNMA 4 .500 05/01/47 142,967
566,807 FNMA 4 .000 10/01/47 567,168
4,426,345 FNMA 3 .500 11/01/47 4,349,829
265,800 FNMA 4 .500 11/01/47 271,476
5,178,822 FNMA 4 .000 12/01/47 5,190,417
103,583 FNMA 3 .500 01/01/48 101,287
3,404,801 FNMA 3 .500 01/01/48 3,327,679
964,986 FNMA 4 .500 01/01/48 984,773
249,043 FNMA 4 .500 02/01/48 254,150
518,926 FNMA 4 .000 03/01/48 520,088
1,006,645 FNMA 4 .500 03/01/48 1,027,282
668,719 FNMA 4 .500 05/01/48 682,803
511,646 FNMA 4 .500 05/01/48 522,576
253,247 FNMA 5 .000 08/01/48 264,382
11,285,118 FNMA 4 .500 10/01/48 11,887,706
22,760,000 h FNMA 4 .000 07/25/49 22,443,049
28,900,000 h FNMA 4 .500 07/25/49 29,009,504
15,865,220 FNMA 3 .000 07/01/50 14,918,022
4,760,419 FNMA 2 .000 08/25/50 672,612
13,786,127 FNMA 2 .500 11/25/50 1,995,279
4,541,318 FNMA 3 .000 02/25/51 911,907
37,882,727 FNMA 2 .000 04/01/51 32,929,164
2,354,082 FNMA 3 .000 09/01/51 2,217,276
4,851,768 FNMA 2 .500 11/25/51 695,368
22,834,675 FNMA 2 .000 12/01/51 19,906,390
8,436,151 FNMA 2 .500 01/01/52 7,619,471
734,312 FNMA 3 .000 01/01/52 688,049

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 18,042,510 FNMA 2 .000% 02/01/52 $ 15,728,466
13,262,925 FNMA 2 .500 02/01/52 11,985,087
28,752,870 FNMA 2 .500 02/01/52 25,963,892
13,788,398 FNMA 2 .500 02/01/52 12,445,641
22,963,398 FNMA 2 .500 02/01/52 20,730,532
8,425,455 FNMA 3 .500 02/01/52 8,167,521
17,624,298 FNMA 2 .000 03/01/52 15,313,819
7,505,226 FNMA 2 .000 03/01/52 6,526,258
1,987,126 FNMA 2 .500 04/01/52 1,792,005
2,830,280 FNMA 3 .000 04/01/52 2,646,188
22,930,176 FNMA 3 .000 04/01/52 21,448,975
3,735,660 FNMA 3 .000 04/01/52 3,490,449
39,651,138 FNMA 3 .000 04/01/52 37,099,605
30,530,480 FNMA 3 .000 04/01/52 28,558,346
12,623,502 FNMA 3 .500 05/01/52 12,165,282
23,319,029 FNMA 4 .000 05/01/52 23,022,169
2,012,921 FNMA 4 .000 06/01/52 1,987,295
395,000 h FNMA 4 .000 07/01/52 390,030
21,205,000 h FNMA 3 .500 07/25/52 20,391,590
28,500,000 h FNMA 5 .000 07/25/52 29,087,812
5,000,000 h FNMA 5 .000 08/25/52 5,088,379
1,900,000 g,i Freddie Mac STACR REMIC Trust 4 .326 10/25/41 1,625,265
1,270,000 g,i Freddie Mac STACR REMIC Trust 4 .426 03/25/42 1,212,766
17,160,000 g,i Freddie Mac STACR REMIC Trust 4 .276 05/25/42 16,313,918
2,870,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .226 08/25/33 2,712,985
3,180,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .700 11/25/41 2,720,162
12,750,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .326 02/25/42 11,764,031
12,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 5 .279 06/25/42 12,663,292
610,327 Government National Mortgage Association (GNMA) 2 .690 06/15/33 607,401
32,135 GNMA 5 .000 06/20/42 34,166
11,657,204 GNMA 2 .750 01/15/45 11,300,002
608,682 GNMA 4 .000 06/20/46 82,630
2,808,326 GNMA 3 .500 12/20/46 2,768,291
1,910,321 GNMA 3 .500 01/20/47 1,885,217
14,760,000 h GNMA 3 .000 07/20/47 13,912,453
1,694,250 GNMA 3 .500 10/20/50 1,662,455
5,105,831 GNMA 3 .000 07/20/51 4,800,044
37,562,373 GNMA 2 .500 05/20/52 34,420,637
49,543,347 GNMA 3 .000 05/20/52 46,767,197
8,460,000 h GNMA 2 .000 07/20/52 7,511,555
14,595,000 h GNMA 2 .500 07/20/52 13,354,425
4,368,992 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,647,628
3,918,993 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,570,040
3,715,398 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 3,351,259
2,975,000 †,g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 2,566,751
6,023,928 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 5,086,689
2,960,674 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 2,606,145
9,525,786 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 8,388,598
4,769,192 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 4,165,031
4,121,464 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 3,573,598
TOTAL MORTGAGE BACKED 996,226,837
MUNICIPAL BONDS - 6 .4%
2,000,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,977,193
3,000,000 California Earthquake Authority 1 .477 07/01/23 2,943,729
950,000 California Health Facilities Financing Authority 4 .353 06/01/41 889,964
670,000 g California Municipal Finance Authority 4 .250 11/01/23 664,837
6,400,000 g California Municipal Finance Authority 6 .375 11/15/48 5,827,101
5,825,000 California Municipal Finance Authority 3 .594 08/15/51 4,477,845
12,250,000 Chicago Housing Authority 4 .361 01/01/38 12,007,803

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 16,465,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720% 12/01/38 $ 19,080,205
1,000,000 Chicago Park District 4 .095 01/01/26 1,006,345
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 601,394
1,350,000 Chula Vista Municipal Financing Authority 3 .975 12/01/38 1,260,562
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 679,139
4,300,000 Chula Vista Municipal Financing Authority 4 .275 12/01/48 3,942,476
5,730,000 City & County of Honolulu HI 3 .944 09/01/34 5,550,697
935,000 City & County of San Francisco CA 3 .700 04/01/34 896,048
440,000 City & County of San Francisco CA 3 .750 04/01/35 419,167
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 5,317,580
5,405,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 4,909,707
4,610,000 City & County of San Francisco CA Community Facilities
District
4 .221 09/01/39 4,385,369
5,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,440,868
5,480,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 4,460,353
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,724,793
8,885,000 City of Berkeley CA 3 .750 09/01/43 7,545,713
2,490,000 City of Chicago IL 7 .750 01/01/42 2,749,060
510,000 City of Chicago IL 7 .750 01/01/42 546,297
650,000 City of Detroit MI 2 .511 04/01/25 614,826
745,000 City of Detroit MI 2 .711 04/01/26 692,490
525,000 City of Detroit MI 3 .644 04/01/34 448,086
2,750,000 City of Florence SC 4 .250 12/01/34 2,724,174
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,599,430
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,471,914
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 5,357,648
870,000 g City of Miami FL 4 .808 01/01/39 884,531
170,000 City of Mount Shasta CA 4 .000 08/01/29 183,065
190,000 City of Mount Shasta CA 3 .000 08/01/32 182,649
2,685,000 City of Oakland CA 1 .830 01/15/27 2,466,728
12,615,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 11,144,757
22,745,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 18,081,163
5,750,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 5,324,313
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,337,839
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,605,724
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,556,794
360,000 Clean Water Services 5 .701 10/01/30 403,853
2,730,000 Commonwealth Financing Authority 3 .864 06/01/38 2,603,446
5,000,000 County of Alameda CA 3 .820 08/01/38 4,728,631
1,500,000 County of Miami-Dade FL Aviation Revenue 2 .218 10/01/22 1,499,194
12,020,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 10,145,159
2,730,000 County of Saline AR 4 .000 06/01/37 2,735,472
3,500,000 District of Columbia 3 .432 04/01/42 2,891,805
1,900,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 1,906,708
1,550,000 †,g,q Finance Authority of Maine 5 .375 12/15/33 21,544
500,000 †,q Finance Authority of Maine 5 .250 06/15/34 6,950
1,075,000 g Florida Development Finance Corp 6 .750 12/01/56 1,062,551
20,000,000 Grant County Public Utility District No 2 2 .918 01/01/40 15,878,578
9,405,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,723,339
9,375,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 7,909,166
13,265,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 11,543,291

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,180,000 Idaho State Building Authority 3 .202% 09/01/37 $ 1,046,247
3,105,000 Jackson County Industrial Development Authority 4 .250 05/01/39 3,165,589
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,977,858
450,000 Klickitat County Public Utilities 3 .688 12/01/38 390,376
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 1,014,299
7,690,000 Los Angeles Community College District 2 .106 08/01/32 6,526,390
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,137,908
2,585,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,539,819
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,689,870
2,965,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 3,100,148
6,000,000 Massachusetts Water Resources Authority 3 .104 08/01/39 5,118,931
10,735,000 Metropolitan Transportation Authority 5 .175 11/15/49 11,076,362
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,284,448
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,154,357
1,370,000 New York State Energy Research & Development
Authority
2 .465 10/01/26 1,296,702
1,210,000 New York State Energy Research & Development
Authority
2 .665 10/01/27 1,136,156
1,045,000 New York State Energy Research & Development
Authority
2 .879 10/01/28 971,001
230,000 New York State Energy Research & Development
Authority
4 .577 04/01/35 231,715
2,115,000 New York State Environmental Facilities Corp 3 .420 07/15/26 2,101,146
1,500,000 New York Transportation Development Corp 1 .610 12/01/22 1,492,477
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,701,686
1,500,000 g Ohio Air Quality Development Authority 4 .250 01/15/38 1,407,264
2,000,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 1,862,115
13,180,000 Ohio State Water Development Authority 4 .879 12/01/34 13,887,841
5,750,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 419,750
2,000,000 †,q Oregon State Business Development Commission 11 .500 04/01/31 120,000
2,665,000 Papio-Missouri River Natural Resource District 2 .198 12/15/25 2,577,803
2,080,000 Papio-Missouri River Natural Resource District 2 .318 12/15/26 2,008,026
3,250,000 Papio-Missouri River Natural Resource District 2 .482 12/15/27 3,156,750
2,725,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 2,731,369
7,250,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 6,903,552
275,000 Pharr Economic Development Corp 3 .216 08/15/27 266,573
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,061,583
1,735,000 g Public Finance Authority 7 .500 06/01/29 1,761,244
300,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 277,369
1,750,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,452,154
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 902,413
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 1,264,784
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500 10/01/51 6,246,073
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 988,460
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 955,555
250,000 Sangamon County Water Reclamation District 2 .507 01/01/29 231,788
2,500,000 Sangamon County Water Reclamation District 2 .907 01/01/34 2,161,787
2,050,000 Sangamon County Water Reclamation District 3 .272 01/01/37 1,736,538
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,915,712
1,000,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 888,040
130,000 g South Davis Sewer District 3 .750 12/01/22 129,269
1,000,000 South Davis Sewer District 4 .125 12/01/32 988,414
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,085,925
2,090,000 State of California 4 .600 04/01/38 2,113,295
2,480,000 State of California 4 .988 04/01/39 2,497,570
1,000,000 State of Texas 3 .726 08/01/43 1,006,909
6,625,000 Stockton Public Financing Authority 3 .610 10/01/40 6,160,786

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 665,000 Sustainable Energy Utility, Inc 1 .650% 09/15/22 $ 664,261
2,400,000 g Syracuse Industrial Development Agency 5 .000 01/01/36 1,684,995
1,000,000 Texas Water Development Board 3 .500 10/15/37 930,493
7,500,000 Texas Water Development Board 4 .190 10/15/43 7,462,756
3,000,000 Texas Water Development Board 3 .700 10/15/47 2,674,238
3,000,000 Texas Water Development Board 4 .648 04/15/50 3,021,547
2,000,000 University of New Mexico 3 .532 06/20/32 1,957,815
4,400,000 Upper Santa Clara Valley Joint Powers Authority 3 .875 08/01/48 3,791,187
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,851,602
750,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 686,887
750,000 Village of Bellwood IL 5 .375 12/01/32 730,440
4,460,000 Village of Bellwood IL 6 .000 12/01/50 4,248,522
1,000,000 g Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 979,523
1,250,000 g Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,173,410
530,000 Washington County Clean Water Services 5 .078 10/01/24 551,630
1,905,000 †,g,q Washington Economic Development Finance Authority 7 .500 01/01/32 1,238,250
650,000 Yuba City Public Financing Authority 3 .960 06/01/32 642,238
1,500,000 Yuba City Public Financing Authority 4 .320 06/01/42 1,426,198
1,000,000 Yuba Levee Financing Authority 3 .170 09/01/22 1,000,934
TOTAL MUNICIPAL BONDS 412,077,185
U.S. TREASURY SECURITIES - 13 .9%
2,500,000 United States Treasury Bond 3 .125 05/15/48 2,419,434
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,382,324
22,922,000 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 23,238,968
14,083,000 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 14,169,185
9,100,000 United States Treasury Note 0 .125 12/31/22 8,991,227
6,140,000 United States Treasury Note 0 .125 03/31/23 6,020,798
7,450,000 United States Treasury Note 0 .125 08/31/23 7,207,584
75,485,000 e United States Treasury Note 2 .500 05/31/24 74,803,866
1,092,000 United States Treasury Note 1 .875 08/31/24 1,066,278
1,395,000 United States Treasury Note 2 .250 10/31/24 1,371,568
620,000 United States Treasury Note 2 .875 04/30/25 617,336
34,334,000 United States Treasury Note 2 .875 06/15/25 34,197,200
201,340,000 United States Treasury Note 2 .625 05/31/27 197,533,416
3,235,000 United States Treasury Note 0 .500 10/31/27 2,826,329
6,025,000 United States Treasury Note 0 .625 11/30/27 5,290,703
46,750,000 United States Treasury Note 1 .125 08/31/28 41,605,674
9,000,000 United States Treasury Note 1 .375 10/31/28 8,114,414
18,535,000 United States Treasury Note 2 .375 03/31/29 17,742,194
10,000,000 United States Treasury Note 2 .875 04/30/29 9,882,812
246,820,000 United States Treasury Note 2 .875 05/15/32 244,043,275
14,543,000 United States Treasury Note 1 .875 02/15/41 11,405,461
9,700,000 United States Treasury Note 2 .250 05/15/41 8,094,195
116,487,800 United States Treasury Note 2 .250 02/15/42 98,778,014
27,175,000 United States Treasury Note 3 .250 05/15/42 26,521,102
47,503,000 United States Treasury Note 2 .250 02/15/52 39,093,485
TOTAL U.S. TREASURY SECURITIES 887,416,842
TOTAL GOVERNMENT BONDS 3,043,552,743
(Cost $3,221,152,851)
STRUCTURED ASSETS - 12.9%
ASSET BACKED - 4 .8%
324,688 g AMSR Trust 1 .819 04/17/37 308,061
Series - 2020 SFR1 (Class A)
450,000 g AMSR Trust 3 .148 01/19/39 421,929
Series - 2019 SFR1 (Class C)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 400,000 g AMSR Trust 3 .247% 01/19/39 $ 371,250
Series - 2019 SFR1 (Class D)
1,059,356 g,i AREIT Trust LIBOR 1 M + 1.384% 2 .718 09/14/36 1,035,449
Series - 2019 CRE3 (Class A)
5,000,000 g,i BFLD Trust LIBOR 1 M + 2.100% 3 .424 10/15/35 4,798,051
Series - 2020 EYP (Class C)
120,095 i C-BASS Trust LIBOR 1 M + 0.160% 1 .784 07/25/36 114,388
Series - 2006 CB6 (Class A1)
1,447,025 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .520 04/07/52 3,618
Series - 2007 1A (Class A2)
1,436,825 i Chase Funding Loan Acquisition Trust LIBOR 1 M + 0.855% 2 .479 06/25/34 1,342,702
Series - 2004 OPT1 (Class M1)
537,866 g Corevest American Finance Trust 1 .832 03/15/50 510,474
Series - 2020 1 (Class A1)
2,209,986 Delta Air Lines Pass Through Trust 4 .250 07/30/23 2,159,340
Series - 2015 1 (Class B)
2,850,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 2,754,822
Series - 2019 1 (Class AA)
13,700,000 Delta Air Lines Pass Through Trust 3 .404 04/25/24 13,177,066
Series - 2019 1 (Class A)
6,779,173 Delta Air Lines Pass Through Trust 2 .000 06/10/28 5,913,954
Series - 2020 1 (Class AA)
17,122,997 Delta Air Lines Pass Through Trust 2 .500 06/10/28 14,993,257
Series - 2020 1 (Class A)
850,500 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 846,334
Series - 2015 1A (Class A2II)
772,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 752,671
Series - 2018 1A (Class A2I)
280,489 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 2 .724 05/25/37 278,547
Series - 2007 2 (Class A2C)
3,660,693 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 3,153,549
Series - 2021 3CS (Class A)
3,928,866 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 3,346,356
Series - 2021 4GS (Class A)
14,216,383 g GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 12,341,775
Series - 2021 5CS (Class A)
5,029,618 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 4,316,056
Series - 2021 5CS (Class B)
5,008,853 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 4,482,028
Series - 2022 1GS (Class A)
3,298,787 g GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,939,136
Series - 2022 1GS (Class B)
3,250,000 g Grace Trust 2 .347 12/10/40 2,686,259
Series - 2020 GRCE (Class A)
7,789,000 g GSCG Trust 2 .936 09/06/34 7,399,055
Series - 2019 600C (Class A)
741,679 g HERO Funding Trust 3 .840 09/21/40 741,513
Series - 2015 1A (Class A)
181,539 g HERO Funding Trust 3 .990 09/21/40 175,492
Series - 2014 2A (Class A)
873,835 g HERO Funding Trust 3 .750 09/20/41 863,090
Series - 2016 2A (Class A)
716,754 g HERO Funding Trust 4 .050 09/20/41 713,600
Series - 2016 1A (Class A)
1,784,803 g HERO Funding Trust 3 .080 09/20/42 1,737,671
Series - 2016 3A (Class A1)
1,610,267 g HERO Funding Trust 3 .910 09/20/42 1,583,433
Series - 2016 3A (Class A2)
1,623,308 g HERO Funding Trust 3 .570 09/20/47 1,596,676
Series - 2016 4A (Class A1)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,590,025 g HERO Funding Trust 3 .710% 09/20/47 $ 1,551,485
Series - 2017 1A (Class A1)
240,490 g HERO Funding Trust 4 .290 09/20/47 238,719
Series - 2016 4A (Class A2)
2,671,959 g HERO Funding Trust 3 .190 09/20/48 2,552,108
Series - 2017 3A (Class A1)
2,500,318 g HERO Funding Trust 3 .950 09/20/48 2,426,271
Series - 2017 3A (Class A2)
1,022,858 g HERO Funding Trust 4 .070 09/20/48 994,058
Series - 2017 2A (Class A2)
3,607,034 g HERO Funding Trust 4 .670 09/20/48 3,547,579
Series - 2018 1A (Class A2)
2,600,118 g HERO Funding Trust 2 .720 09/20/57 2,439,546
Series - 2020 1A (Class A)
27,203 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 26,851
Series - 2003 1 (Class M1)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 2 .773 01/17/38 494,938
Series - 2018 SFR4 (Class B)
3,999,750 g Loanpal Solar Loan Ltd 2 .750 07/20/47 3,556,177
Series - 2020 2GF (Class A)
2,076,368 g Loanpal Solar Loan Ltd 2 .290 01/20/48 1,796,145
Series - 2021 1GS (Class A)
2,813,416 g Loanpal Solar Loan Ltd 2 .840 01/20/48 2,422,954
Series - 2021 1GS (Class B)
6,157,856 g Loanpal Solar Loan Ltd 2 .220 03/20/48 5,259,340
Series - 2021 2GS (Class A)
2,608,729 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 2,478,292
Series - 2020 1A (Class R)
1,714,686 g Mosaic Solar Loan Trust 2 .100 04/20/46 1,554,776
Series - 2020 1A (Class A)
2,178,494 g Mosaic Solar Loan Trust 3 .100 04/20/46 2,004,174
Series - 2020 1A (Class B)
6,200,463 g Mosaic Solar Loan Trust 1 .920 06/20/52 5,308,110
Series - 2021 3A (Class B)
2,247,328 g Mosaic Solar Loans LLC 3 .820 06/22/43 2,131,563
Series - 2017 2A (Class A)
3,939,903 g Mosaic Solar Loans LLC 1 .640 04/22/47 3,450,403
Series - 2021 2A (Class A)
290,000 g,i MSCG Trust 3 .577 06/07/35 239,395
Series - 2015 ALDR (Class D)
276,569 g MVW Owner Trust 2 .420 12/20/34 271,364
Series - 2017 1A (Class A)
2,275,000 g Progress Residential Trust 2 .082 10/17/38 1,958,875
Series - 2021 SFR8 (Class D)
700,000 g Progress Residential Trust 2 .711 11/17/40 579,711
Series - 2021 SFR9 (Class D)
4,000,000 PSNH Funding LLC 3 .506 08/01/28 3,945,760
Series - 2018 1 (Class A2)
804,036 g Renew 3 .670 09/20/52 750,310
Series - 2017 1A (Class A)
2,199,026 g Renew 3 .950 09/20/53 2,092,425
Series - 2018 1 (Class A)
4,453,350 g Renew 2 .060 11/20/56 3,944,133
Series - 2021 1 (Class A)
10,644,999 SCE Recovery Funding LLC 0 .861 11/15/31 9,333,106
60,348 †,g SolarCity LMC 4 .800 11/20/38 57,838
Series - 2013 1 (Class A)
2,050,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 3 .279 11/15/36 1,943,928
Series - 2021 LIH (Class C)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 7,042,513 g Sunnova Helios VII Issuer LLC 2 .030% 10/20/48 $ 6,230,364
Series - 2021 C (Class A)
3,932,901 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,562,401
Series - 2022 A (Class A)
5,290,890 g Sunrun Athena Issuer LLC 5 .310 04/30/49 5,164,845
Series - 2018 1 (Class A)
6,735,157 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 6,104,251
Series - 2019 2 (Class A)
14,594,122 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 13,723,574
Series - 2019 1A (Class A)
5,960,716 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,996,488
Series - 2021 2A (Class A)
7,240,000 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,883,196
Series - 2022 1A (Class A)
9,549,966 g Sunrun Vulcan Issuer LLC 2 .460 01/30/52 8,153,322
Series - 2021 1A (Class A)
10,089,651 g TES LLC 4 .330 10/20/47 9,451,142
Series - 2017 1A (Class A)
3,500,000 g TES LLC 7 .740 10/20/47 3,381,808
Series - 2017 1A (Class B)
4,248,770 g TES LLC 4 .120 02/20/48 4,132,842
Series - 2017 2A (Class A)
411,496 g Tesla Auto Lease Trust 2 .160 10/20/22 411,311
Series - 2019 A (Class A3)
4,125,000 g Tesla Auto Lease Trust 2 .200 11/21/22 4,120,238
Series - 2019 A (Class A4)
1,650,000 g Tesla Auto Lease Trust 5 .480 05/22/23 1,657,596
Series - 2019 A (Class E)
1,000,000 g Tesla Auto Lease Trust 2 .330 02/20/24 976,894
Series - 2020 A (Class D)
6,650,000 g Tesla Auto Lease Trust 0 .660 03/20/25 6,354,427
Series - 2021 A (Class A4)
10,250,000 g Tesla Auto Lease Trust 1 .340 03/20/25 9,588,148
Series - 2021 A (Class D)
4,500,000 g Tesla Auto Lease Trust 0 .600 09/22/25 4,264,137
Series - 2021 B (Class A3)
7,000,000 g Tesla Auto Lease Trust 1 .320 09/22/25 6,449,772
Series - 2021 B (Class D)
9,500,000 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 9,144,088
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,165,181
Series - 2021 B (Class A4)
567,872 g Tricon American Homes Trust 2 .928 01/17/36 560,929
Series - 2017 SFR2 (Class A)
325,000 g Tricon American Homes Trust 2 .049 07/17/38 298,263
Series - 2020 SFR1 (Class B)
5,348,302 g Vivint Colar Financing V LLC 4 .730 04/30/48 5,092,053
Series - 2018 1A (Class A)
9,413,681 g Vivint Colar Financing V LLC 7 .370 04/30/48 9,233,578
Series - 2018 1A (Class B)
4,684,078 g Vivint Solar Financing VII LLC 2 .210 07/31/51 3,947,819
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 310,256,603
OTHER MORTGAGE BACKED - 8 .1%
2,165,000 g,i 20 Times Square Trust 3 .203 05/15/35 2,097,978
Series - 2018 20TS (Class B)
12,984 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 12,312
Series - 2015 6 (Class A9)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,075,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 3 .574% 04/15/34 $ 3,885,109
Series - 2021 ACEN (Class C)
1,900,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 1,506,610
Series - 2021 8 (Class A3)
900,000 g,i BAMLL Commercial Mortgage Securities Trust 3 .716 04/14/33 829,796
Series - 2015 200P (Class D)
589,597 Banc of America Commercial Mortgage Trust 3 .019 07/15/49 578,721
Series - 2016 UB10 (Class ASB)
5,000,000 g BANK 2 .500 10/17/52 3,550,041
Series - 2019 BN21 (Class D)
6,500,000 i BANK 3 .517 10/17/52 5,522,902
Series - 2019 BN21 (Class C)
2,000,000 BANK 3 .203 12/15/52 1,810,361
Series - 2019 BN23 (Class AS)
2,500,000 i BANK 3 .016 12/15/53 1,905,844
Series - 2020 BN30 (Class MCDE)
8,000,000 i BANK 3 .576 11/15/62 6,844,225
Series - 2019 BN22 (Class C)
5,750,000 g BBCMS Trust 3 .593 09/15/32 5,732,733
Series - 2015 MSQ (Class A)
200,000 g BBCMS Trust 4 .197 08/10/35 193,224
Series - 2015 SRCH (Class A2)
1,250,000 g BBCMS Trust 4 .798 08/10/35 1,158,516
Series - 2015 SRCH (Class C)
3,000,000 g,i BBCMS Trust 3 .811 02/15/53 2,614,641
Series - 2020 C6 (Class F5TA)
1,000,000 Benchmark Mortgage Trust 3 .419 08/15/52 915,675
Series - 2019 B12 (Class AS)
5,500,000 g,i Benchmark Mortgage Trust 4 .029 03/15/62 4,555,389
Series - 2019 B10 (Class 3CCA)
5,200,000 g BMO 360A 3 .776 02/15/42 4,717,348
Series - 2022 C1 (Class 360A)
3,500,000 g,i BMO 360C 4 .070 02/15/42 2,892,003
Series - 2022 C1 (Class 360C)
2,077,421 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.920% 2 .244 10/15/36 2,040,841
Series - 2019 XL (Class A)
4,250,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.250% 2 .574 10/15/36 4,121,711
Series - 2019 XL (Class C)
10,478,111 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 2 .521 10/15/38 9,872,966
Series - 2021 XL2 (Class C)
12,000,000 g,i BX Commercial Mortgage Trust 3 .119 01/17/39 11,550,109
Series - 2022 AHP (Class B)
2,901,500 g,i CCRC Affordable Multifamily Housing Mortgage Trust 5 .703 06/25/34 2,830,546
Series - 2017 Q005 (Class B)
2,000,000 i CD Mortgage Trust 3 .879 11/10/49 1,861,854
Series - 2016 CD2 (Class B)
5,000,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 4,825,261
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 3,627,156
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 4,471,382
Series - 2019 GC41 (Class AS)
23,902 i Citigroup Mortgage Loan Trust LIBOR 1 M + 0.750% 2 .374 01/25/36 23,889
Series - 2006 WFH1 (Class M4)
5,341,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 5,205,395
Series - 2016 CLNE (Class A)
3,315,000 g COMM Mortgage Trust 4 .353 08/10/30 3,290,213
Series - 2013 300P (Class A1)
4,125,000 g COMM Mortgage Trust 3 .376 01/10/39 3,742,064
Series - 2022 HC (Class C)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 COMM Mortgage Trust 4 .701% 03/10/47 $ 1,981,974
Series - 2014 UBS2 (Class B)
2,000,000 i COMM Mortgage Trust 4 .703 08/10/47 1,985,010
Series - 2014 CR19 (Class B)
1,000,000 g,i COMM Mortgage Trust 4 .854 08/10/47 914,621
Series - 2014 CR19 (Class D)
366,446 COMM Mortgage Trust 3 .040 02/10/48 363,621
Series - 2015 LC19 (Class ASB)
3,500,000 g,i COMM Mortgage Trust 4 .207 03/10/48 3,161,800
Series - 2015 CR22 (Class D)
2,000,000 i COMM Mortgage Trust 4 .428 05/10/48 1,768,672
Series - 2015 CR23 (Class D)
360,000 i COMM Mortgage Trust 3 .463 08/10/48 310,831
Series - 2015 CR24 (Class D)
2,250,000 COMM Mortgage Trust 3 .263 08/15/57 2,019,135
Series - 2019 GC44 (Class AM)
6,000,000 g,i Commercial Mortgage Pass Through Certificates 3 .896 01/10/39 5,432,439
Series - 2022 HC (Class D)
565,000 g,i Connecticut Avenue Securities Trust 2 .476 10/25/41 524,051
Series - 2021 R01 (Class 1M2)
1,870,000 g,i Connecticut Avenue Securities Trust 4 .226 11/25/41 1,599,375
Series - 2021 R02 (Class 2B1)
1,770,000 g,i Connecticut Avenue Securities Trust 2 .576 12/25/41 1,576,130
Series - 2021 R03 (Class 1M2)
2,040,000 g,i Connecticut Avenue Securities Trust 3 .676 12/25/41 1,712,059
Series - 2021 R03 (Class 1B1)
6,070,000 g,i Connecticut Avenue Securities Trust 4 .426 03/25/42 5,774,688
Series - 2022 R03 (Class 1M2)
2,405,000 g,i Connecticut Avenue Securities Trust 3 .926 04/25/42 2,285,832
Series - 2022 R05 (Class 2M2)
75,477 i Countrywide Home Loan Mortgage Pass Through Trust 2 .572 11/20/34 73,173
Series - 2004 HYB6 (Class A2)
14,000,000 g CPT Mortgage Trust 2 .865 11/13/39 12,224,675
Series - 2019 CPT (Class A)
2,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 1,572,473
Series - 2019 CPT (Class E)
2,500,000 g,i CPT Mortgage Trust 3 .097 11/13/39 2,087,032
Series - 2019 CPT (Class C)
5,000,000 g,i Credit Suisse Commercial Mortgage Trust 3 .854 11/10/32 4,791,058
Series - 2017 CALI (Class B)
3,199,107 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,833,759
Series - 2021 NQM8 (Class A3)
3,600,000 g,i CSAIL Commercial Mortgage Trust 3 .800 06/15/37 3,091,612
Series - 2017 C8 (Class 85BB)
1,600,000 g,i CSMC Series 3 .388 10/25/59 1,459,846
Series - 2019 NQM1 (Class M1)
3,440,000 g,i DBUBS Mortgage Trust 3 .648 10/10/34 3,237,800
Series - 2017 BRBK (Class D)
102,725,000 g,i DOLP Trust 0 .665 05/10/41 4,473,602
Series - 2021 NYC (Class X)
12,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 2 .645 11/15/38 11,919,336
Series - 2021 ELP (Class C)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 3 .443 11/15/38 7,087,964
Series - 2021 ELP (Class E)
269,264 g,i Flagstar Mortgage Trust 4 .049 10/25/47 258,732
Series - 2017 2 (Class B3)
16,115 g,i Flagstar Mortgage Trust 4 .000 09/25/48 15,884
Series - 2018 5 (Class A11)
1,291,921 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,079,568
Series - 2021 2 (Class A4)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,034,298 g,i Flagstar Mortgage Trust 2 .500% 06/01/51 $ 3,368,840
Series - 2021 4 (Class A21)
12,964,524 g,i Flagstar Mortgage Trust 3 .000 10/25/51 11,516,646
Series - 2021 10IN (Class A1)
7,200,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 6,414,054
Series - 2021 P009 (Class A2)
2,837,973 Freddie Mac Multiclass Certificates Series 1 .204 09/25/31 2,553,393
Series - 2021 P011 (Class A1)
7,324,000 i Freddie Mac Multiclass Certificates Series 2 .852 02/25/32 6,830,493
Series - 2022 P013 (Class A2)
6,756,378 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 5,562,703
Series - 2021 ML08 (Class )
40,037,395 i Freddie Mac Multifamily ML Certificates 1 .779 11/25/37 5,669,311
Series - 2021 ML08 (Class XCA)
3,196,873 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,636,052
Series - 2021 ML08 (Class )
9,950,916 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 8,449,082
Series - 2021 ML12 (Class AUS)
4,035,931 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,461,854
Series - 2020 Q014 (Class A1)
9,967,059 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 9,358,223
Series - 2022 M068 (Class A)
6,108,632 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 5,203,380
Series - 2020 M061 (Class A)
3,113,158 g,i Freddie Mac STACR REMIC Trust 2 .576 01/25/34 3,001,744
Series - 2021 DNA5 (Class M2)
2,590,000 g,i Freddie Mac STACR REMIC Trust 3 .426 01/25/42 2,192,896
Series - 2022 DNA1 (Class M2)
5,490,000 g,i Freddie Mac STACR REMIC Trust 3 .826 04/25/42 5,160,750
Series - 2022 DNA3 (Class M1B)
2,500,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 1.250% 2 .574 02/15/38 2,412,545
Series - 2021 GCT (Class B)
2,188,000 g,i GS Mortgage Securities Corp II 5 .067 03/10/33 2,089,493
Series - 2018 GS10 (Class WLSB)
1,500,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 2 .420 10/15/31 1,461,934
Series - 2018 HART (Class A)
93,000 i GS Mortgage Securities Trust 4 .080 11/10/49 82,449
Series - 2016 GS4 (Class C)
36,792 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 36,200
Series - 2019 PJ2 (Class A1)
96,264 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 94,716
Series - 2019 PJ2 (Class A4)
1,153,887 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 1,063,585
Series - 2020 PJ2 (Class A4)
469,033 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 415,315
Series - 2020 PJ4 (Class A4)
360,858 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 316,913
Series - 2020 PJ5 (Class A4)
923,691 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 773,712
Series - 2020 PJ6 (Class A4)
2,533,642 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 2,119,569
Series - 2021 PJ5 (Class A4)
5,176,430 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 4,582,926
Series - 2022 PJ2 (Class A36)
2,168,273 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,898,800
Series - 2022 PJ4 (Class A36)
492,671 g,i GS Mortgage-Backed Securities Trust 3 .642 05/25/50 436,114
Series - 2020 PJ1 (Class B2)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,066,197 g,i GS Mortgage-Backed Securities Trust 2 .500% 07/25/51 $ 892,396
Series - 2021 PJ2 (Class A4)
7,640,999 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 6,378,477
Series - 2021 PJ6 (Class A4)
9,637,202 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 8,050,051
Series - 2021 PJ7 (Class A4)
4,536,515 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,797,335
Series - 2021 PJ8 (Class A4)
4,641,222 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,038,768
Series - 2022 PJ5 (Class A36)
241,496 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 2 .232 08/19/45 225,003
Series - 2005 11 (Class 2A1A)
3,500,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 3,237,689
Series - 2016 10HY (Class A)
2,500,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 2,312,355
Series - 2016 10HY (Class B)
5,750,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 5,229,166
Series - 2016 10HY (Class C)
2,500,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 2,218,837
Series - 2016 10HY (Class E)
11,650,000 g,i Hudson Yards Mortgage Trust 3 .558 07/10/39 9,972,513
Series - 2019 30HY (Class D)
5,000,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 3,996,274
Series - 2019 55HY (Class E)
1,500,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 1,249,716
Series - 2019 55HY (Class D)
2,500,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 1,933,231
Series - 2019 55HY (Class F)
11,514 i Impac CMB Trust LIBOR 1 M + 0.660% 2 .284 03/25/35 11,144
Series - 2004 11 (Class 2A1)
440,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 406,211
Series - 2020 NQM1 (Class M1)
4,000,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 2 .695 10/15/33 3,874,432
Series - 2020 609M (Class A)
1,600,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .212 01/15/46 1,543,735
Series - 2013 C13 (Class D)
1,884,220 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 2 .174 12/25/44 1,861,951
Series - 2015 1 (Class B1)
14,208 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 13,540
Series - 2015 3 (Class A19)
238,859 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 221,304
Series - 2015 6 (Class A13)
165,337 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 156,477
Series - 2016 1 (Class A13)
64,935 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 61,250
Series - 2017 2 (Class A13)
434,832 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 400,652
Series - 2018 3 (Class A13)
233,680 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 216,168
Series - 2018 4 (Class A13)
1,205,030 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 1,113,734
Series - 2018 5 (Class A13)
793,193 g,i JP Morgan Mortgage Trust 3 .053 10/26/48 778,085
Series - 2017 5 (Class A2)
55,760 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 54,474
Series - 2018 8 (Class A13)
90,332 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 88,195
Series - 2018 9 (Class A13)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 84,014 g,i JP Morgan Mortgage Trust 4 .000% 05/25/49 $ 82,454
Series - 2019 1 (Class A3)
135,113 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 132,605
Series - 2019 1 (Class A15)
453,041 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 2 .574 10/25/49 447,393
Series - 2019 INV1 (Class A11)
864,450 g,i JP Morgan Mortgage Trust 3 .852 06/25/50 777,765
Series - 2020 1 (Class B2)
4,089,851 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,423,246
Series - 2021 6 (Class A15)
2,133,821 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,786,029
Series - 2021 7 (Class A15)
2,696,413 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,257,383
Series - 2021 8 (Class A15)
1,090,920 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 912,936
Series - 2021 10 (Class A15)
3,764,698 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,148,417
Series - 2021 11 (Class A15)
1,051,951 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 880,073
Series - 2021 12 (Class A15)
1,776,301 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,483,142
Series - 2021 14 (Class A15)
5,562,244 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,644,257
Series - 2021 15 (Class A15)
2,085,883 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 1,848,030
Series - 2022 2 (Class A25)
5,958,358 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 5,447,018
Series - 2022 LTV2 (Class A6)
2,400,000 i JPMBB Commercial Mortgage Securities Trust 4 .633 09/15/47 2,281,213
Series - 2014 C23 (Class C)
747,771 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 721,485
Series - 2013 GCP (Class A1)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 9,584,992
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .294 08/15/34 3,853,500
Series - 2017 330M (Class A)
2,350,000 g,i Manhattan West 2 .413 09/10/39 1,958,120
Series - 2020 1MW (Class D)
2,250,000 g,i MFT Trust 3 .392 08/10/40 1,842,507
Series - 2020 B6 (Class B)
323,396 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 319,620
Series - 2015 C20 (Class ASB)
425,000 g,i Morgan Stanley Capital I Trust LIBOR 1 M + 0.700% 2 .024 11/15/34 420,815
Series - 2017 CLS (Class A)
3,300,000 g,i Morgan Stanley Capital I Trust 2 .509 04/05/42 2,762,471
Series - 2020 CNP (Class A)
106,067 †,i Morgan Stanley Capital I Trust 6 .282 12/12/49 53,034
Series - 2007 IQ16 (Class AJFX)
1,219,292 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 1,101,316
Series - 2021 4 (Class A4)
3,692,602 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 3,091,742
Series - 2021 5 (Class A9)
3,756,129 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 3,417,108
Series - 2021 6 (Class A4)
2,371,464 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,986,148
Series - 2021 6 (Class A9)
1,500,000 g,i MSDB Trust 3 .427 07/11/39 1,387,417
Series - 2017 712F (Class A)
3,450,000 g,i Natixis Commercial Mortgage Securities Trust 3 .917 11/15/32 3,429,584
Series - 2018 285M (Class A)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 3 .524% 07/15/36 $ 4,152,249
Series - 2019 MILE (Class C)
4,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 5 .574 07/15/36 3,780,062
Series - 2019 MILE (Class F)
473,282 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 456,469
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 387,456
Series - 2019 NQM4 (Class M1)
65,038 i New York Mortgage Trust LIBOR 1 M + 0.480% 2 .104 02/25/36 64,229
Series - 2005 3 (Class A1)
4,872,986 g,i OBX Trust 2 .500 07/25/51 4,065,922
Series - 2021 J2 (Class A19)
302,958 g,i OBX Trust LIBOR 1 M + 0.650% 2 .274 06/25/57 296,449
Series - 2018 1 (Class A2)
1,401,430 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,172,408
Series - 2021 1 (Class A19)
14,500,000 g One Bryant Park Trust 2 .516 09/15/54 12,528,825
Series - 2019 OBP (Class A)
2,750,000 g One Market Plaza Trust 3 .614 02/10/32 2,699,199
Series - 2017 1MKT (Class A)
1,000,000 g One Market Plaza Trust 3 .845 02/10/32 968,960
Series - 2017 1MKT (Class B)
4,221,472 g,i RCKT Mortgage Trust 2 .500 09/25/51 3,538,480
Series - 2021 4 (Class A21)
6,759,802 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,631,328
Series - 2022 2 (Class A22)
4,815,000 g,i RCKT Mortgage Trust 3 .500 06/25/52 4,298,139
Series - 2022 4 (Class A22)
205,942 g,i Sequoia Mortgage Trust 3 .500 05/25/45 191,210
Series - 2015 2 (Class A1)
54,126 g,i Sequoia Mortgage Trust 3 .500 06/25/46 51,174
Series - 2016 1 (Class A19)
155,685 g,i Sequoia Mortgage Trust 3 .500 04/25/47 143,532
Series - 2017 3 (Class A19)
21,332 g,i Sequoia Mortgage Trust 3 .500 09/25/47 20,163
Series - 2017 6 (Class A19)
219,444 g,i Sequoia Mortgage Trust 3 .723 09/25/47 202,485
Series - 2017 6 (Class B1)
32,460 g,i Sequoia Mortgage Trust 3 .500 02/25/48 30,622
Series - 2018 2 (Class A19)
14,934 g,i Sequoia Mortgage Trust 3 .500 03/25/48 14,129
Series - 2018 3 (Class A1)
24,171 g,i Sequoia Mortgage Trust 4 .000 09/25/48 23,699
Series - 2018 7 (Class A19)
41,439 g,i Sequoia Mortgage Trust 4 .000 06/25/49 40,903
Series - 2019 2 (Class A19)
191,994 g,i Sequoia Mortgage Trust 3 .500 12/25/49 179,235
Series - 2019 5 (Class A19)
1,659,494 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,458,379
Series - 2020 3 (Class A19)
2,492,639 g,i Sequoia Mortgage Trust 2 .500 06/25/51 2,083,348
Series - 2021 4 (Class A19)
396,020 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 373,156
Series - 2017 2 (Class A1)
12,900,000 g SLG Office Trust 2 .585 07/15/41 10,942,087
Series - 2021 OVA (Class A)
2,745,000 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .026 10/25/33 2,538,398
Series - 2021 DNA3 (Class M2)
66,739 g,i STACR 3 .761 02/25/48 65,484
Series - 2018 SPI1 (Class M2)

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,125,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 2 .581% 11/15/36 $ 1,074,869
Series - 2021 LIH (Class AS)
2,000,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 2 .980 11/15/36 1,904,094
Series - 2021 LIH (Class B)
4,000,000 g SUMIT Mortgage Trust 2 .789 02/12/41 3,560,605
Series - 2022 BVUE (Class A)
925,000 g,i Verus Securitization Trust 3 .207 11/25/59 917,661
Series - 2019 4 (Class M1)
561,528 g Verus Securitization Trust 1 .733 05/25/65 525,220
Series - 2020 5 (Class A3)
3,475,044 g,i Verus Securitization Trust 2 .240 10/25/66 3,073,440
Series - 2021 7 (Class A3)
2,711,000 g VNDO Trust 3 .805 01/10/35 2,576,300
Series - 2016 350P (Class A)
3,000,000 g,i VNDO Trust 4 .033 01/10/35 2,836,539
Series - 2016 350P (Class B)
611,182 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 593,613
Series - 2016 BNK1 (Class ASB)
550,845 Wells Fargo Commercial Mortgage Trust 3 .185 03/15/59 542,315
Series - 2016 C33 (Class ASB)
31,346 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 30,856
Series - 2019 2 (Class A17)
324,850 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 284,916
Series - 2020 4 (Class A17)
6,064,977 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,066,803
Series - 2021 2 (Class A17)
1,550,267 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,293,806
Series - 2022 2 (Class A18)
943,000 WFRBS Commercial Mortgage Trust 3 .311 03/15/45 936,704
Series - 2013 C11 (Class AS)
650,000 i WFRBS Commercial Mortgage Trust 5 .027 12/15/46 612,339
Series - 2013 C18 (Class C)
156,732 g,i WinWater Mortgage Loan Trust 3 .908 06/20/44 146,931
Series - 2014 1 (Class B4)
3,129,888 g,i Woodward Capital Management 3 .000 05/25/52 2,711,954
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 516,469,386
TOTAL STRUCTURED ASSETS 826,725,989
(Cost $917,607,662)
TOTAL BONDS 6,195,258,687
(Cost $6,817,192,055)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.7%
BANKS - 0 .1%
490,000 First Republic Bank 8,702,400
TOTAL BANKS 8,702,400
REAL ESTATE - 0 .3%
400,000 Brookfield Property Partners LP 7,884,000
695,000 Brookfield Property Partners LP 11,870,600
TOTAL REAL ESTATE 19,754,600
UTILITIES - 0 .3%
490,000 Brookfield Infrastructure Partners LP 9,160,550

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
308,000 Brookfield Renewable Partners LP $ 6,407,940
TOTAL UTILITIES 15,568,490
TOTAL PREFERRED STOCKS 44,025,490
(Cost $59,575,000)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.5%
GOVERNMENT AGENCY DEBT - 2 .9%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 07/19/22 9,993,005
11,186,000 FFCB 0 .000 07/22/22 11,176,932
19,230,000 FFCB 0 .000 09/01/22 19,167,118
10,000,000 FFCB 0 .000 09/13/22 9,960,688
10,000,000 FFCB 0 .000 09/23/22 9,955,723
30,000,000 Federal Home Loan Bank (FHLB) 0 .000 07/07/22 29,993,049
10,000,000 FHLB 0 .000 07/11/22 9,996,139
15,000,000 FHLB 0 .000 07/15/22 14,991,838
10,000,000 FHLB 0 .000 07/18/22 9,993,437
10,300,000 FHLB 0 .000 07/19/22 10,292,843
10,200,000 FHLB 0 .000 07/22/22 10,191,677
20,000,000 FHLB 0 .000 08/03/22 19,968,759
8,000,000 FHLB 0 .000 08/05/22 7,986,747
10,000,000 FHLB 0 .000 12/28/22 9,868,154
TOTAL GOVERNMENT AGENCY DEBT 183,536,109
REPURCHASE AGREEMENT - 1 .1%
72,825,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 72,825,000
TOTAL REPURCHASE AGREEMENT 72,825,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .5%
97,857,092 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 97,857,092
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 97,857,092
TOTAL SHORT-TERM INVESTMENTS 354,218,201
(Cost $354,477,235)
TOTAL INVESTMENTS - 103.7% 6,630,834,678
(Cost $7,270,240,446)
OTHER ASSETS & LIABILITIES, NET - (3.7)% (238,024,130)
NET ASSETS - 100.0% $ 6,392,810,548
CLP Chilean Peso
CCRC Congregate Care Retirement Center
DGS1 1-Year Treasury Constant Maturity Rate
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate

Portfolio of investments (unaudited)
Core Impact Bond Fund June 30, 2022

TIAA-CREF Funds
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $109,243,594.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $1,664,338,221 or 26.0% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $72,825,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 1/31/26, valued at $74,281,527.

Core Plus Bond Fund June 30, 2022
Portfolio of investments (unaudited)

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.6%
AUTOMOBILES & COMPONENTS - 0 .0%
$ 784,418 i Clarios Global LP LIBOR  1M + 3.250% 4 .916% 04/30/26 $ 730,489
972,455 i Gates Global LLC LIBOR  1M + 2.500% 4 .166 03/31/27 915,566
TOTAL AUTOMOBILES & COMPONENTS 1,646,055
BANKS - 0 .0%
550,000 i Amentum Government Services Holdings LLC SOFR  3M + 4.000% 4 .777 02/15/29 522,159
TOTAL BANKS 522,159
CAPITAL GOODS - 0 .0%
355,000 i Clydesdale Acquisition Holdings, Inc SOFR  1M + 4.250% 5 .875 04/13/29 331,205
263,968 i Penn Engineering & Manufacturing Corp LIBOR  3M + 2.500% 4 .750 06/27/24 252,749
1,523 i Proampac PG Borrower LLC Prime 3M + 2.750% 7 .500 11/03/25 1,406
415,909 i SRAM LLC LIBOR  3M + 2.750% 3 .250 05/18/28 394,939
747,194 i TransDigm, Inc LIBOR  1M + 2.250% 3 .916 12/09/25 706,928
TOTAL CAPITAL GOODS 1,687,227
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
488,750 i Amentum Government Services Holdings LLC LIBOR  1M + 3.750% 5 .416 01/29/27 464,009
902,625 i Clean Harbors, Inc LIBOR  1M + 1.750% 3 .416 06/28/24 894,167
501,152 i GFL Environmental, Inc LIBOR 1 M + 3.000% 3 .500 05/31/25 487,581
1,492,126 i Intrado Corp LIBOR  1M + 4.000% 5 .666 10/10/24 1,262,503
719,858 i Peraton Corp LIBOR  1M + 3.750% 4 .514 02/01/28 674,478
1,132,493 i Prime Security Services Borrower LLC LIBOR  3M + 2.750% 3 .500 09/23/26 1,054,872
450,469 i Spin Holdco, Inc LIBOR  3M + 4.000% 5 .611 03/04/28 413,756
5,009 i Trans Union LLC LIBOR  1M + 2.250% 3 .916 12/01/28 4,766
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,256,132
CONSUMER DURABLES & APPAREL - 0 .1%
992,500 i Conair Holdings LLC LIBOR  3M + 3.750% 6 .000 05/17/28 827,080
850,000 i Crocs, Inc SOFR  3M + 3.500% 4 .450 02/20/29 771,910
779,343 i Great Outdoors Group LLC LIBOR  1M + 3.750% 5 .416 03/06/28 708,423
TOTAL CONSUMER DURABLES & APPAREL 2,307,413
CONSUMER SERVICES - 0 .2%
294,000 i AlixPartners LLP LIBOR  1M + 2.750% 4 .416 02/04/28 278,885
353,700 i Caesars Resort Collection LLC LIBOR  1M + 3.500% 5 .166 07/21/25 340,171
440,543 i Carnival Corp LIBOR  3M + 3.250% 6 .127 10/18/28 394,286
455,000 h,i Element Materials Technology Group US Holdings, Inc SOFR  1M + 4.250% 4 .750 04/12/29 435,663
210,000 h,i Element Materials Technology Group US Holdings, Inc SOFR  3M + 4.250% 6 .535 04/12/29 201,075
974,986 i Fertitta Entertainment LLC SOFR  1M + 4.000% 5 .525 01/27/29 896,626
482,500 i IRB Holding Corp SOFR  1M + 3.000% 4 .238 12/15/27 451,943
736,439 i KFC Holding Co LIBOR  1M + 1.750% 3 .345 03/09/28 725,393
800,748 i KUEHG Corp LIBOR  3M + 3.750% 4 .756 02/21/25 743,263
643,824 i Life Time, Inc LIBOR  3M + 4.750% 6 .325 12/10/24 634,166
310,500 i Penn National Gaming, Inc SOFR  1M + 2.750% 4 .375 05/03/29 297,111
1,485,000 i Sophia LP LIBOR 1 M + 3.750% 4 .256 10/07/27 1,381,986
597,568 i Sterling Midco Holdings, Inc LIBOR  3M + 3.500% 5 .075 06/19/24 588,604
TOTAL CONSUMER SERVICES 7,369,172
DIVERSIFIED FINANCIALS - 0 .0%
365,738 i Lions Gate Capital Holdings LLC LIBOR  1M + 2.250% 3 .916 03/24/25 352,711
370,982 i Reynolds Group Holdings, Inc LIBOR  1M + 3.250% 4 .916 02/05/26 345,247
TOTAL DIVERSIFIED FINANCIALS 697,958
ENERGY - 0 .0%
635,375 i Delek US Holdings, Inc LIBOR  1M + 5.500% 7 .166 04/01/25 627,833

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 193,674 i DT Midstream, Inc LIBOR  1M + 2.000% 3 .688% 06/26/28 $ 192,948
TOTAL ENERGY 820,781
FOOD, BEVERAGE & TOBACCO - 0 .1%
825,898 i Chobani LLC LIBOR  1M + 3.500% 5 .166 10/20/27 747,025
588,000 i Froneri US, Inc LIBOR  1M + 2.250% 3 .916 01/29/27 539,737
790,301 i Hearthside Food Solutions LLC LIBOR  1M + 3.688% 5 .354 05/23/25 707,153
361,235 i Triton Water Holdings, Inc LIBOR  3M + 3.500% 5 .750 03/31/28 318,533
TOTAL FOOD, BEVERAGE & TOBACCO 2,312,448
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
783,018 i ADMI Corp LIBOR  1M + 3.375% 5 .041 12/23/27 711,849
204,178 i Change Healthcare Holdings LLC LIBOR  1M + 2.500% 4 .166 03/01/24 198,284
154 i Da Vinci Purchaser Corp LIBOR  3M + 4.000% 5 .006 01/08/27 146
606,897 i Global Medical Response, Inc LIBOR  3M + 4.250% 5 .250 10/02/25 563,279
1,905,750 i Onex TSG Intermediate Corp LIBOR  1M + 4.750% 6 .416 02/28/28 1,769,965
1,047,237 i RegionalCare Hospital Partners Holdings, Inc LIBOR  1M + 3.750% 4 .250 11/16/25 975,072
1,000,000 i Select Medical Corp LIBOR  1M + 2.500% 4 .170 03/06/25 955,000
1,165,128 i Surgery Center Holdings, Inc LIBOR  1M + 3.750% 4 .950 09/03/26 1,083,208
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,256,803
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
715,938 i Energizer Holdings, Inc LIBOR  1M + 2.250% 3 .875 12/16/27 677,907
878,794 i Weber-Stephen Products LLC LIBOR  1M + 3.250% 4 .916 10/29/27 795,309
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,473,216
INSURANCE - 0 .1%
213,914 i Acrisure LLC LIBOR  1M + 3.500% 5 .166 02/15/27 195,731
40,163 i Alliant Holdings Intermediate LLC LIBOR  1M + 3.500% 5 .009 11/05/27 37,261
179,837 i Asurion LLC LIBOR  1M + 3.125% 4 .791 11/03/23 172,418
737,136 i Asurion LLC LIBOR 1 M + 3.250% 4 .916 12/23/26 666,651
425,000 i Asurion LLC LIBOR 1 M + 5.250% 6 .916 01/31/28 361,250
476,396 i HUB International Ltd LIBOR  3M + 3.250% 4 .348 04/25/25 450,900
474,485 i USI, Inc LIBOR  3M + 3.000% 5 .250 05/16/24 454,025
TOTAL INSURANCE 2,338,236
MATERIALS - 0 .1%
678,773 i Asplundh Tree Expert LLC LIBOR  1M + 1.750% 3 .416 09/07/27 653,882
660,809 i Berry Global, Inc LIBOR  1M + 1.750% 3 .005 07/01/26 637,040
128,673 i H.B. Fuller Co LIBOR  1M + 2.000% 3 .595 10/21/24 127,960
765,313 i Kloeckner Pentaplast of America, Inc LIBOR  6M + 4.750% 5 .554 02/12/26 644,776
500,776 i Messer Industries USA, Inc LIBOR  3M + 2.500% 4 .750 03/01/26 476,989
343,545 i Quikrete Holdings, Inc LIBOR  1M + 2.625% 3 .685 02/01/27 321,043
235,932 i Tamko Building Products, Inc LIBOR  3M + 3.000% 4 .239 05/29/26 220,302
291,490 i Tronox Finance LLC LIBOR  1M + 2.250% 3 .916 03/10/28 276,915
1,447,789 i Zekelman Industries, Inc LIBOR  3M + 2.000% 4 .185 01/25/27 1,348,254
TOTAL MATERIALS 4,707,161
MEDIA & ENTERTAINMENT - 0 .3%
487,080 i Altice Financing S.A. LIBOR  3M + 2.750% 3 .794 02/02/26 438,981
608,144 i Arterra Wines Canada, Inc LIBOR  3M + 3.500% 5 .750 11/19/27 566,590
294,750 i Banijay Group US Holding, Inc LIBOR  1M + 3.750% 4 .870 03/03/25 278,907
197,000 i Cablevision Lightpath LLC LIBOR  1M + 3.250% 4 .574 11/30/27 185,304
15,604 i Cirque Du Soleil Holding USA Newco, Inc LIBOR  3M + 1.000% 2 .000 11/24/27 15,236
264,998 i City Brewing Co LLC LIBOR  3M + 3.500% 4 .469 03/31/28 234,523
715,938 i CNT Holdings I Corp LIBOR  1M + 3.500% 4 .690 11/08/27 678,201
740,332 i CSC Holdings LLC LIBOR  1M + 2.250% 3 .574 07/17/25 687,028
500,000 i Delta 2 Lux Sarl LIBOR  1M + 2.500% 4 .166 02/01/24 486,500
142,084 i Diamond Sports Group LLC SOFR  1M + 8.000% 9 .181 05/25/26 141,136
975,000 †,i Diamond Sports Group LLC LIBOR 1 M + 3.250% 3 .545 08/24/26 224,250
746,000 i DIRECTV Financing LLC LIBOR  1M + 5.000% 6 .666 08/02/27 684,768

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 969,087 i INEOS US Petrochem LLC LIBOR  1M + 2.750% 4 .416% 01/29/26 $ 912,453
798,000 i Mozart Borrower LP LIBOR  1M + 3.250% 4 .916 10/23/28 738,773
450,452 i Organon & Co LIBOR  3M + 3.000% 4 .625 06/02/28 432,623
420,748 i Park River Holdings, Inc LIBOR  3M + 3.250% 4 .217 12/28/27 342,384
498,750 i Phoenix Newco, Inc LIBOR  1M + 3.250% 3 .750 11/15/28 467,329
453,352 i Rackspace Technology Global, Inc LIBOR  3M + 2.750% 4 .160 02/03/28 411,984
402,975 i Radiate Holdco LLC LIBOR 1 M + 3.250% 4 .000 09/25/26 373,759
1,232,948 i Ryan Specialty Group LLC SOFR  1M + 3.000% 4 .625 09/01/27 1,183,630
275,000 i SkyMiles IP Ltd LIBOR  3M + 3.750% 4 .813 10/20/27 273,023
2,275 i TK Elevator US Newco, Inc LIBOR  6M + 3.500% 4 .019 07/30/27 2,126
782,641 i TricorBraun Holdings, Inc LIBOR  1M + 3.250% 4 .310 03/03/28 726,040
458,788 i Univision Communications, Inc LIBOR  1M + 3.250% 4 .310 03/15/26 432,600
371,250 i US Radiology Specialists, Inc LIBOR  3M + 5.250% 6 .256 12/15/27 326,700
562,746 i Woof Holdings, Inc LIBOR  3M + 3.750% 5 .813 12/21/27 524,760
TOTAL MEDIA & ENTERTAINMENT 11,769,608
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
572,128 i Avantor, Inc LIBOR  1M + 2.250% 3 .916 11/08/27 548,797
607,224 i Endo Luxembourg Finance Co I Sarl LIBOR  1M + 5.000% 6 .688 03/27/28 462,947
982,519 i Jazz Financing Lux Sarl LIBOR  1M + 3.500% 5 .166 05/05/28 935,388
297,000 i Perrigo Investments LLC SOFR  1M + 2.500% 3 .645 04/06/29 285,120
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,232,252
REAL ESTATE - 0 .0%
631,943 i Cushman & Wakefield plc LIBOR  1M + 2.750% 4 .416 08/21/25 593,553
TOTAL REAL ESTATE 593,553
RETAILING - 0 .1%
497,500 i Chariot Buyer LLC LIBOR  1M + 3.500% 5 .166 11/03/28 448,163
608,577 h,i LS GROUP OPCO ACQUISITIO LIBOR  3M + 3.250% 4 .000 11/02/27 566,738
378,326 i Men's Wearhouse LLC LIBOR  3M + 8.000% 9 .000 12/01/25 359,882
496,236 i PetSmart, Inc LIBOR  3M + 3.750% 4 .500 02/11/28 465,717
782,013 i Resideo Funding, Inc LIBOR  3M + 2.250% 3 .650 02/09/28 750,733
957,875 i Staples, Inc LIBOR  3M + 5.000% 6 .286 04/16/26 830,420
TOTAL RETAILING 3,421,653
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
662,719 i MKS Instruments, Inc LIBOR  1M + 1.750% 3 .416 02/02/26 643,666
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 643,666
SOFTWARE & SERVICES - 0 .2%
467,000 i Avaya Holdings Corp LIBOR  1M + 4.250% 5 .574 12/15/27 350,250
885,361 i Camelot Finance S.A. LIBOR  1M + 3.000% 4 .666 10/30/26 835,931
775,028 i Hyland Software, Inc LIBOR  1M + 3.500% 5 .166 07/01/24 746,181
847,875 i Informatica LLC LIBOR  1M + 2.750% 3 .563 10/27/28 802,836
508,000 i Light & Wonder, Inc 0 .000 04/07/29 481,330
1,044,750 i Magenta Buyer LLC LIBOR  3M + 5.000% 6 .230 07/27/28 936,169
144,000 i Mitnick Corporate Purchaser, Inc SOFR  3M + 4.750% 5 .924 05/02/29 136,440
1,090,000 h,i NortonLifeLock, Inc SOFR + 2.000% 2 .500 01/28/29 1,031,140
117,600 i Presidio Holdings, Inc LIBOR  3M + 3.500% 4 .740 01/22/27 111,034
472,625 i RealPage, Inc LIBOR  1M + 3.250% 4 .310 04/24/28 435,798
469,100 i SS&C Technologies, Inc SOFR  1M + 2.250% 3 .875 03/22/29 445,880
669,241 i SS&C Technologies, Inc SOFR 1M + 2.250% 3 .875 03/22/29 636,114
123,134 i UKG, Inc LIBOR  3M + 3.250% 4 .212 05/04/26 115,054
TOTAL SOFTWARE & SERVICES 7,064,157
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
567,812 i Ahead DB Holdings LLC LIBOR  3M + 3.750% 6 .010 10/18/27 532,324
495,000 i Ingram Micro, Inc LIBOR  3M + 3.500% 5 .750 06/30/28 467,156

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 450,000 i Match Group Holdings II LLC LIBOR  3M + 1.750% 3 .194% 02/07/27 $ 422,064
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,421,544
TELECOMMUNICATION SERVICES - 0 .0%
486,092 i CommScope, Inc LIBOR  1M + 3.250% 4 .916 04/06/26 435,359
540,574 i MLN US Holdco LLC LIBOR  1M + 4.500% 5 .620 11/28/25 349,751
949,806 i SFR Group S.A. LIBOR  3M + 3.688% 4 .732 01/31/26 861,949
623,553 i Zayo Group Holdings, Inc LIBOR  1M + 3.000% 4 .666 03/09/27 573,114
TOTAL TELECOMMUNICATION SERVICES 2,220,173
TRANSPORTATION - 0 .1%
555,000 i Air Canada LIBOR  3M + 3.500% 4 .250 08/11/28 509,212
750,000 i American Airlines, Inc LIBOR  3M + 4.750% 5 .813 04/20/28 714,105
377,150 i CHG Healthcare Services, Inc LIBOR  3M + 3.250% 4 .750 09/29/28 355,841
957,551 i Genesee & Wyoming, Inc LIBOR  3M + 2.000% 4 .250 12/30/26 917,698
995,000 i Gulf Finance LLC LIBOR  1M + 6.750% 7 .870 08/25/26 731,952
475,000 i Mileage Plus Holdings LLC LIBOR  3M + 5.250% 7 .313 06/18/27 468,350
987,500 i United Airlines, Inc LIBOR  1M + 3.750% 5 .392 04/21/28 915,294
596,736 i XPO Logistics, Inc LIBOR  1M + 1.750% 2 .870 02/24/25 567,645
TOTAL TRANSPORTATION 5,180,097
UTILITIES - 0 .1%
460,614 i AssuredPartners, Inc LIBOR  1M + 3.500% 5 .166 02/12/27 430,674
385,843 i AssuredPartners, Inc LIBOR  1M + 3.500% 5 .166 02/12/27 360,860
552,153 i Covanta Holding Corp LIBOR  1M + 2.500% 4 .166 11/30/28 520,680
41,463 i Covanta Holding Corp LIBOR 1 M + 2.500% 4 .166 11/30/28 39,100
1,948,086 i Gopher Resource LLC LIBOR  1M + 3.250% 4 .916 03/06/25 1,591,177
723,827 i Seattle SpinCo, Inc LIBOR  1M + 2.750% 4 .416 06/21/24 685,826
581,019 i Seattle SpinCo, Inc SOFR 1M + 4.000% 5 .609 02/26/27 527,275
226,845 i Utz Quality Foods LLC LIBOR  1M + 3.000% 4 .666 01/20/28 215,786
TOTAL UTILITIES 4,371,378
TOTAL BANK LOAN OBLIGATIONS 76,312,842
(Cost $82,783,921)
BONDS - 94.4%
CORPORATE BONDS - 38.0%
AUTOMOBILES & COMPONENTS - 0 .6%
4,500,000 g Adient Global Holdings Ltd 4 .875 08/15/26 3,949,470
575,000 Dana, Inc 5 .375 11/15/27 498,231
350,000 e Dana, Inc 5 .625 06/15/28 301,273
325,000 Dana, Inc 4 .250 09/01/30 252,266
1,000,000 Ford Motor Co 7 .450 07/16/31 1,014,700
1,755,000 Ford Motor Co 3 .250 02/12/32 1,312,564
4,900,000 g Gates Global LLC 6 .250 01/15/26 4,544,750
3,300,000 General Motors Co 6 .125 10/01/25 3,411,337
2,300,000 General Motors Co 5 .000 10/01/28 2,228,486
1,350,000 General Motors Co 6 .600 04/01/36 1,367,129
3,325,000 General Motors Co 5 .200 04/01/45 2,792,820
750,000 General Motors Co 6 .750 04/01/46 752,537
5,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 4,057,100
250,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 214,896
1,450,000 Magna International, Inc 3 .625 06/15/24 1,449,447
TOTAL AUTOMOBILES & COMPONENTS 28,147,006
BANKS - 8 .0%
2,000,000 e,g Akbank T.A.S. 6 .800 02/06/26 1,787,005
2,000,000 g Akbank T.A.S. 6 .797 04/27/28 1,799,120

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 g Akbank T.A.S. 6 .800% 06/22/31 $ 1,270,493
4,000,000 e Banco Bilbao Vizcaya Argentaria S.A. 6 .500 N/A‡ 3,652,459
2,500,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 2,062,500
1,855,000 g Banco do Brasil S.A. 3 .250 09/30/26 1,676,456
1,725,000 g Banco Industrial S.A. 4 .875 01/29/31 1,590,418
3,000,000 g Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 2,775,000
2,400,000 Banco Santander S.A. 1 .722 09/14/27 2,083,146
1,905,000 Banco Santander S.A. 3 .800 02/23/28 1,782,003
5,800,000 Banco Santander S.A. 4 .750 N/A‡ 4,742,607
2,200,000 Banco Santander S.A. 7 .500 N/A‡ 2,150,500
2,000,000 Bancolombia S.A. 3 .000 01/29/25 1,841,150
2,000,000 Bancolombia S.A. 4 .625 12/18/29 1,745,000
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,172,933
500,000 g Bangkok Bank PCL 5 .000 N/A‡ 459,660
2,000,000 g Banistmo S.A. 4 .250 07/31/27 1,870,000
4,000,000 g Bank Hapoalim BM 3 .255 01/21/32 3,420,000
3,000,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 2,625,000
19,525,000 Bank of America Corp 0 .810 10/24/24 18,608,312
22,795,000 Bank of America Corp 2 .592 04/29/31 19,333,421
9,225,000 Bank of America Corp 1 .922 10/24/31 7,368,825
3,925,000 Bank of America Corp 2 .572 10/20/32 3,237,387
4,750,000 Bank of America Corp 2 .972 02/04/33 4,046,636
4,400,000 Bank of America Corp 3 .846 03/08/37 3,803,136
5,700,000 Bank of America Corp 2 .676 06/19/41 4,101,257
5,000,000 Bank of America Corp 4 .375 N/A‡ 4,148,850
7,000,000 Bank of America Corp 6 .100 N/A‡ 6,892,760
3,000,000 Barclays plc 3 .932 05/07/25 2,951,136
450,000 Barclays plc 2 .279 11/24/27 398,931
2,225,000 Barclays plc 3 .330 11/24/42 1,653,680
6,855,000 Barclays plc 6 .125 N/A‡ 6,364,711
3,300,000 g BNP Paribas S.A. 2 .819 11/19/25 3,152,412
100,000 g BNP Paribas S.A. 4 .375 05/12/26 97,847
2,150,000 g BNP Paribas S.A. 1 .904 09/30/28 1,837,380
1,800,000 g BNP Paribas S.A. 2 .159 09/15/29 1,505,598
6,600,000 g BNP Paribas S.A. 2 .588 08/12/35 5,194,957
925,000 g BNP Paribas S.A. 6 .625 N/A‡ 886,844
1,625,000 Citigroup, Inc 3 .875 03/26/25 1,602,308
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,609,354
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,764,596
695,000 Citigroup, Inc 4 .450 09/29/27 680,635
2,135,000 Citigroup, Inc 2 .572 06/03/31 1,794,657
9,125,000 Citigroup, Inc 2 .520 11/03/32 7,403,594
5,000,000 Citigroup, Inc 4 .910 05/24/33 4,933,628
7,500,000 Citigroup, Inc 6 .300 N/A‡ 6,999,525
5,000,000 Citigroup, Inc 6 .250 N/A‡ 4,874,424
7,200,000 Citigroup, Inc 5 .000 N/A‡ 6,336,000
1,075,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 980,540
4,950,000 Cooperatieve Rabobank UA 3 .750 07/21/26 4,719,849
1,525,000 g DBS Group Holdings Ltd 4 .520 12/11/28 1,537,078
1,775,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,769,799
2,450,000 Discover Bank 2 .450 09/12/24 2,356,201
800,000 Discover Bank 4 .250 03/13/26 780,902
1,625,000 Discover Bank 3 .450 07/27/26 1,535,232
1,375,000 Discover Bank 2 .700 02/06/30 1,148,240
2,500,000 g Grupo Aval Ltd 4 .375 02/04/30 1,862,500
2,160,000 g Hana Bank 3 .500 N/A‡ 1,973,195
1,300,000 HSBC Holdings plc 3 .900 05/25/26 1,270,553
4,325,000 HSBC Holdings plc 4 .292 09/12/26 4,225,482
630,000 HSBC Holdings plc 4 .375 11/23/26 615,806
8,750,000 HSBC Holdings plc 2 .251 11/22/27 7,795,958

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,250,000 HSBC Holdings plc 2 .013% 09/22/28 $ 1,924,507
2,950,000 HSBC Holdings plc 2 .206 08/17/29 2,477,774
2,200,000 HSBC Holdings plc 3 .973 05/22/30 2,020,853
8,500,000 HSBC Holdings plc 6 .000 N/A‡ 7,618,125
990,000 Huntington Bancshares, Inc 4 .000 05/15/25 985,007
4,000,000 Huntington Bancshares, Inc 5 .625 N/A‡ 3,739,456
3,000,000 g ICICI Bank Ltd 4 .000 03/18/26 2,955,653
1,100,000 ING Groep NV 3 .950 03/29/27 1,059,995
5,000,000 ING Groep NV 3 .875 N/A‡ 3,621,072
3,000,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 2,707,500
700,000 JPMorgan Chase & Co 2 .700 05/18/23 696,732
660,000 JPMorgan Chase & Co 3 .900 07/15/25 661,043
350,000 JPMorgan Chase & Co 3 .200 06/15/26 337,680
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,220,802
13,880,000 JPMorgan Chase & Co 3 .702 05/06/30 12,911,452
2,125,000 JPMorgan Chase & Co 2 .956 05/13/31 1,834,690
7,725,000 JPMorgan Chase & Co 1 .953 02/04/32 6,174,389
14,925,000 JPMorgan Chase & Co 3 .157 04/22/42 11,595,524
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 1,114,620
5,250,000 JPMorgan Chase & Co 3 .650 N/A‡ 4,299,750
2,500,000 i JPMorgan Chase & Co LIBOR 3 M + 3.320% 5 .597 N/A‡ 2,337,500
4,000,000 JPMorgan Chase & Co 5 .000 N/A‡ 3,530,000
2,000,000 JPMorgan Chase & Co 6 .100 N/A‡ 1,867,600
890,000 Keycorp 5 .000 N/A‡ 776,516
2,900,000 Lloyds Banking Group plc 6 .750 N/A‡ 2,729,828
4,000,000 Lloyds Banking Group plc 7 .500 N/A‡ 3,898,688
4,175,000 M&T Bank Corp 3 .500 N/A‡ 3,183,438
1,800,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,708,329
3,000,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,580,000
1,850,000 Natwest Group plc 3 .032 11/28/35 1,476,835
1,700,000 NatWest Group plc 5 .516 09/30/28 1,712,109
4,900,000 g NBK SPC Ltd 1 .625 09/15/27 4,370,604
3,000,000 g NBK Tier  Financing Ltd 3 .625 N/A‡ 2,695,620
1,665,000 g Oversea-Chinese Banking Corp Ltd 1 .832 09/10/30 1,533,965
2,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 2,506,070
5,225,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 3,967,454
2,500,000 i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3 .804 N/A‡ 2,406,242
3,000,000 Royal Bank of Scotland Group plc 6 .000 N/A‡ 2,776,222
1,830,000 Santander Holdings USA, Inc 3 .400 01/18/23 1,827,297
3,675,000 Sumitomo Mitsui Financial Group, Inc 2 .778 10/18/22 3,676,533
1,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 1,469,425
1,500,000 SVB Financial Group 4 .100 N/A‡ 1,031,571
475,000 Toronto-Dominion Bank 3 .625 09/15/31 457,839
5,055,000 Truist Financial Corp 4 .800 N/A‡ 4,523,720
3,000,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 2,550,420
2,500,000 g Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 2,172,826
550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 450,324
2,100,000 g UBS Group AG. 3 .179 02/11/43 1,582,441
1,700,000 g United Overseas Bank Ltd 3 .750 04/15/29 1,686,314
3,000,000 g United Overseas Bank Ltd 2 .000 10/14/31 2,703,405
925,000 Wells Fargo & Co 3 .750 01/24/24 927,190
1,050,000 Wells Fargo & Co 3 .550 09/29/25 1,031,271
3,800,000 Wells Fargo & Co 3 .526 03/24/28 3,599,160
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,216,456
8,350,000 Wells Fargo & Co 3 .900 N/A‡ 7,191,438
1,500,000 Wells Fargo & Co 5 .875 N/A‡ 1,462,350
635,000 Westpac Banking Corp 2 .668 11/15/35 505,411
TOTAL BANKS 377,738,621

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS - 1 .0%
$ 1,325,000 Air Lease Corp 3 .000% 02/01/30 $ 1,081,285
4,100,000 Air Lease Corp 3 .125 12/01/30 3,351,048
1,690,000 g Airbus SE 3 .150 04/10/27 1,627,742
600,000 g BAE Systems plc 1 .900 02/15/31 482,638
2,000,000 g BOC Aviation Ltd 3 .000 09/11/29 1,786,659
10,500,000 Boeing Co 2 .196 02/04/26 9,464,339
1,050,000 Boeing Co 3 .250 02/01/28 938,297
2,350,000 Boeing Co 2 .950 02/01/30 1,955,447
2,300,000 Boeing Co 3 .250 02/01/35 1,740,320
1,375,000 Boeing Co 5 .705 05/01/40 1,282,554
4,375,000 Boeing Co 5 .805 05/01/50 4,018,314
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,486,906
1,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 1,638,761
800,000 L3Harris Technologies, Inc 3 .850 06/15/23 799,886
500,000 g Land O' Lakes, Inc 8 .000 N/A‡ 492,352
75,000 Lockheed Martin Corp 1 .850 06/15/30 64,006
1,925,000 Northrop Grumman Corp 3 .250 01/15/28 1,829,754
2,625,000 Parker-Hannifin Corp 3 .250 06/14/29 2,402,357
199,000 Raytheon Technologies Corp 3 .650 08/16/23 198,791
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,391,576
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 931,048
1,725,000 Raytheon Technologies Corp 4 .500 06/01/42 1,644,958
325,000 g Rolls-Royce plc 5 .750 10/15/27 292,922
4,100,000 Roper Technologies, Inc 2 .000 06/30/30 3,301,605
850,000 g Tupy Overseas S.A. 4 .500 02/16/31 650,888
725,000 g WESCO Distribution, Inc 7 .250 06/15/28 717,025
TOTAL CAPITAL GOODS 49,571,478
COMMERCIAL & PROFESSIONAL SERVICES - 0 .4%
2,125,000 g ADT Corp 4 .875 07/15/32 1,691,542
1,395,000 g Albion Financing  SARL 6 .125 10/15/26 1,193,879
800,000 g ASGN, Inc 4 .625 05/15/28 693,040
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 818,625
370,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 322,614
250,000 g GFL Environmental, Inc 4 .250 06/01/25 235,930
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 927,500
250,000 g GFL Environmental, Inc 5 .125 12/15/26 239,075
3,150,000 g GFL Environmental, Inc 3 .500 09/01/28 2,701,125
775,000 g Prime Security Services Borrower LLC 5 .250 04/15/24 757,562
2,750,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 2,564,375
1,200,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 988,500
2,725,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 2,279,723
1,550,000 Republic Services, Inc 2 .900 07/01/26 1,480,382
200,000 g Ritchie Bros Auctioneers, Inc 5 .375 01/15/25 195,834
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,281,505
75,000 Verisk Analytics, Inc 3 .625 05/15/50 58,388
1,325,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 1,248,813
850,000 Waste Management, Inc 2 .500 11/15/50 571,697
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,250,109
CONSUMER DURABLES & APPAREL - 0 .2%
400,000 Leggett & Platt, Inc 4 .400 03/15/29 388,903
5,000,000 Lennar Corp 4 .750 11/29/27 4,854,349
369,000 Newell Brands, Inc 4 .875 06/01/25 363,480
5,000,000 e PulteGroup, Inc 5 .000 01/15/27 4,999,513
TOTAL CONSUMER DURABLES & APPAREL 10,606,245
CONSUMER SERVICES - 0 .5%
8,000,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 7,869,921
2,830,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 2,659,888

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,825,000 g Cedar Fair LP 5 .500% 05/01/25 $ 1,770,250
2,300,000 g ENA Master Trust 4 .000 05/19/48 1,785,444
150,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 142,625
2,200,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,747,625
2,070,000 g International Game Technology plc 6 .500 02/15/25 2,059,650
400,000 g International Game Technology plc 4 .125 04/15/26 362,000
2,550,000 g Live Nation Entertainment, Inc 6 .500 05/15/27 2,507,721
425,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 353,463
2,355,000 i Nature Conservancy LIBOR 3 M + 1.080% 2 .366 02/01/24 2,344,899
1,665,000 g Sands China Ltd 2 .550 03/08/27 1,212,120
450,000 g Wynn Macau Ltd 5 .625 08/26/28 277,200
TOTAL CONSUMER SERVICES 25,092,806
DIVERSIFIED FINANCIALS - 4 .2%
2,150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 1,879,171
5,500,000 AerCap Ireland Capital DAC 2 .450 10/29/26 4,789,196
2,650,000 AerCap Ireland Capital DAC 3 .000 10/29/28 2,232,145
1,250,000 AerCap Ireland Capital DAC 3 .300 01/30/32 1,000,614
750,000 AerCap Ireland Capital DAC 3 .850 10/29/41 540,429
2,312,000 American Express Co 3 .700 08/03/23 2,320,120
3,000,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,469,000
4,000,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 3,553,800
1,380,000 g Banco Mercantil del Norte S.A. 6 .750 N/A‡ 1,298,594
2,500,000 g Bangkok Bank PCL 4 .300 06/15/27 2,500,259
7,086,000 Bank of New York Mellon Corp 4 .700 N/A‡ 6,923,022
2,850,000 g BBVA Bancomer S.A. 5 .125 01/18/33 2,409,675
2,825,000 Capital One Bank USA NA 3 .375 02/15/23 2,822,660
75,000 Capital One Financial Corp 3 .750 03/09/27 71,788
3,940,000 e Capital One Financial Corp 3 .950 N/A‡ 3,161,850
6,675,000 Charles Schwab Corp 5 .375 N/A‡ 6,591,563
600,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 495,000
475,000 g Credit Suisse Group AG. 2 .193 06/05/26 430,514
5,900,000 g Credit Suisse Group AG. 1 .305 02/02/27 5,075,480
4,075,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 4,036,309
2,325,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 2,252,085
5,000,000 Danske Bank A.S. 4 .375 N/A‡ 4,225,000
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 1,963,284
4,000,000 Deutsche Bank AG. 3 .035 05/28/32 3,164,846
3,400,000 Deutsche Bank AG. 4 .789 N/A‡ 2,783,750
4,750,000 e Deutsche Bank AG. 6 .000 N/A‡ 4,096,875
8,400,000 e Discover Financial Services 6 .125 N/A‡ 8,399,160
4,550,000 Equitable Holdings, Inc 4 .950 N/A‡ 4,275,699
1,140,000 Ford Motor Credit Co LLC 5 .584 03/18/24 1,134,300
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,134,357
4,868,000 GE Capital International Funding Co 4 .418 11/15/35 4,546,689
2,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 1,876,507
6,600,000 General Motors Financial Co, Inc 5 .000 04/09/27 6,474,318
1,800,000 General Motors Financial Co, Inc 5 .650 01/17/29 1,795,627
8,225,000 General Motors Financial Co, Inc 2 .700 06/10/31 6,480,559
2,550,000 General Motors Financial Co, Inc 5 .700 N/A‡ 2,218,500
2,000,000 e General Motors Financial Co, Inc 5 .750 N/A‡ 1,675,000
1,250,000 Goldman Sachs Group, Inc 4 .000 03/03/24 1,253,907
1,000,000 Goldman Sachs Group, Inc 3 .500 04/01/25 980,254
11,350,000 Goldman Sachs Group, Inc 2 .640 02/24/28 10,300,998
2,500,000 Goldman Sachs Group, Inc 2 .615 04/22/32 2,075,588
710,000 Goldman Sachs Group, Inc 2 .650 10/21/32 585,066
1,065,000 Goldman Sachs Group, Inc 4 .017 10/31/38 929,988
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,240,897
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,136,906
8,050,000 Goldman Sachs Group, Inc 5 .500 N/A‡ 7,770,665

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,250,000 g,i Hestia Re Ltd SOFR + 9.500% 9 .500% 04/22/25 $ 1,236,500
2,000,000 g High Street Funding Trust I 4 .111 02/15/28 1,953,324
925,000 Icahn Enterprises LP 5 .250 05/15/27 819,402
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,111,416
5,000,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 4,063,693
2,000,000 International Lease Finance Corp 5 .875 08/15/22 2,003,773
425,000 Legg Mason, Inc 3 .950 07/15/24 427,189
3,425,000 g LPL Holdings, Inc 4 .000 03/15/29 2,930,290
1,145,000 g Matterhorn Re Ltd 0 .000 12/07/22 1,041,378
500,000 g,i Matterhorn Re Ltd SOFR + 5.315% 7 .322 03/24/25 488,000
1,400,000 g Minejesa Capital BV 4 .625 08/10/30 1,254,260
1,000,000 g Minejesa Capital BV 5 .625 08/10/37 809,030
6,550,000 Morgan Stanley 3 .125 01/23/23 6,547,745
3,445,000 Morgan Stanley 2 .720 07/22/25 3,318,823
2,650,000 Morgan Stanley 2 .188 04/28/26 2,480,805
6,625,000 Morgan Stanley 3 .125 07/27/26 6,319,888
1,480,000 Morgan Stanley 3 .950 04/23/27 1,433,137
1,300,000 Morgan Stanley 1 .512 07/20/27 1,140,139
1,425,000 Morgan Stanley 2 .699 01/22/31 1,234,221
425,000 Morgan Stanley 1 .794 02/13/32 334,304
1,325,000 Morgan Stanley 1 .928 04/28/32 1,050,683
535,000 Morgan Stanley 2 .239 07/21/32 433,405
1,140,000 Northern Trust Corp 3 .950 10/30/25 1,144,648
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,076,000
2,375,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,106,299
2,000,000 g REC Ltd 4 .750 05/19/23 2,008,235
1,000,000 SLM Corp 5 .500 01/25/23 991,260
2,100,000 g Societe Generale S.A. 4 .027 01/21/43 1,485,135
600,000 Springleaf Finance Corp 6 .125 03/15/24 573,000
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,093,986
700,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 661,850
1,775,000 Synchrony Financial 4 .250 08/15/24 1,763,978
1,250,000 Synchrony Financial 3 .950 12/01/27 1,139,494
2,500,000 g UBS Group AG 7 .000 N/A‡ 2,435,306
260,000 Voya Financial, Inc 5 .700 07/15/43 264,069
TOTAL DIVERSIFIED FINANCIALS 200,546,679
ENERGY - 3 .7%
1,450,000 g Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,361,966
400,000 AmeriGas Partners LP 5 .875 08/20/26 373,154
3,950,000 g Archrock Partners LP 6 .875 04/01/27 3,601,887
375,000 g Archrock Partners LP 6 .250 04/01/28 331,987
5,150,000 Cenovus Energy, Inc 4 .250 04/15/27 5,047,741
550,000 e Cenovus Energy, Inc 2 .650 01/15/32 454,852
2,000,000 Cenovus Energy, Inc 5 .400 06/15/47 1,921,085
128,950 o Cloud Peak Energy, Inc 12 .000 05/01/25 123,147
2,125,000 g Cosan Ltd 5 .500 09/20/29 1,958,740
2,125,000 Diamondback Energy, Inc 3 .250 12/01/26 2,073,232
3,000,000 Diamondback Energy, Inc 3 .500 12/01/29 2,747,892
2,200,000 Diamondback Energy, Inc 3 .125 03/24/31 1,916,095
1,600,000 Diamondback Energy, Inc 4 .250 03/15/52 1,326,970
1,790,000 g DT Midstream, Inc 4 .125 06/15/29 1,517,025
1,490,000 g DT Midstream, Inc 4 .375 06/15/31 1,247,875
2,300,000 Ecopetrol S.A. 6 .875 04/29/30 2,033,200
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,723,290
2,000,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 1,615,000
2,340,000 Enbridge, Inc 5 .750 07/15/80 2,139,509
500,000 g Energean Israel Finance Ltd 4 .875 03/30/26 441,515
897,000 g Energean Israel Finance Ltd 5 .375 03/30/28 760,303
4,200,000 Energy Transfer LP 6 .500 N/A‡ 3,712,454

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,375,000 Energy Transfer Operating LP 2 .900% 05/15/25 $ 1,306,913
950,000 Energy Transfer Operating LP 4 .750 01/15/26 946,442
575,000 Energy Transfer Operating LP 5 .500 06/01/27 583,631
2,000,000 Energy Transfer Operating LP 4 .950 06/15/28 1,970,771
575,000 Energy Transfer Operating LP 5 .250 04/15/29 569,513
2,100,000 Energy Transfer Operating LP 6 .250 04/15/49 2,035,563
2,700,000 Energy Transfer Operating LP 5 .000 05/15/50 2,297,550
525,000 g EnLink Midstream LLC 5 .625 01/15/28 481,565
1,025,000 Enterprise Products Operating LLC 3 .700 02/15/26 1,007,353
1,550,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,394,899
200,000 Enterprise Products Operating LLC 2 .800 01/31/30 175,095
1,025,000 Enterprise Products Operating LLC 4 .250 02/15/48 862,209
2,105,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,755,313
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,441,969
2,050,000 Enterprise Products Operating LLC 3 .300 02/15/53 1,491,146
450,000 g EQM Midstream Partners LP 6 .000 07/01/25 431,406
2,000,000 g EQM Midstream Partners LP 4 .500 01/15/29 1,623,760
850,000 g EQT Corp 3 .125 05/15/26 795,863
3,202,546 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,717,485
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,221,953
675,000 Genesis Energy LP 6 .500 10/01/25 622,688
3,750,000 Genesis Energy LP 6 .250 05/15/26 3,351,562
450,000 g Hilcorp Energy I LP 5 .750 02/01/29 395,163
450,000 g Hilcorp Energy I LP 6 .000 02/01/31 387,000
475,000 g Holly Energy Partners LP 6 .375 04/15/27 447,099
1,700,000 g KazMunayGas National Co JSC 5 .375 04/24/30 1,495,089
2,000,000 g KazMunayGas National Co JSC 3 .500 04/14/33 1,434,888
715,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 658,783
1,325,000 g Kosmos Energy Ltd 7 .750 05/01/27 1,133,170
2,025,000 g Leviathan Bond Ltd 6 .125 06/30/25 1,901,737
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,083,124
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,656,065
1,650,000 Marathon Petroleum Corp 5 .000 09/15/54 1,481,976
2,500,000 g MEG Energy Corp 7 .125 02/01/27 2,517,700
2,625,000 MPLX LP 1 .750 03/01/26 2,363,392
7,275,000 MPLX LP 2 .650 08/15/30 6,072,711
1,550,000 MPLX LP 4 .700 04/15/48 1,302,978
1,617,000 Murphy Oil Corp 5 .875 12/01/27 1,509,065
325,000 Occidental Petroleum Corp 5 .500 12/01/25 320,125
800,000 Occidental Petroleum Corp 5 .550 03/15/26 794,424
2,375,000 e Occidental Petroleum Corp 3 .500 08/15/29 2,121,540
1,100,000 ONEOK, Inc 4 .000 07/13/27 1,059,313
4,150,000 ONEOK, Inc 4 .550 07/15/28 4,012,215
3,050,000 ONEOK, Inc 4 .350 03/15/29 2,868,648
1,650,000 ONEOK, Inc 4 .500 03/15/50 1,321,530
2,000,000 g Parkland Corp 4 .500 10/01/29 1,621,283
1,260,000 g Parkland Corp 4 .625 05/01/30 1,022,153
5,000,000 g Pertamina Persero PT 1 .400 02/09/26 4,446,081
3,000,000 g Pertamina Persero PT 2 .300 02/09/31 2,437,374
2,000,000 Petrobras Global Finance BV 6 .900 03/19/49 1,787,000
1,992,000 Petroleos Mexicanos 6 .840 01/23/30 1,566,847
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 1,974,726
4,509,000 Petroleos Mexicanos 6 .700 02/16/32 3,438,113
1,475,000 e,g Petronas Energy Canada Ltd 2 .112 03/23/28 1,329,714
2,700,000 Phillips 66 2 .150 12/15/30 2,205,464
1,450,000 Phillips 66 3 .300 03/15/52 1,079,224
715,000 g Phillips 66 Co 4 .680 02/15/45 660,650
475,000 Regency Energy Partners LP 4 .500 11/01/23 477,374
705,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 728,428
3,950,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 3,798,946

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 5,800,000 Sabine Pass Liquefaction LLC 4 .500% 05/15/30 $ 5,558,243
640,000 g Santos Finance Ltd 3 .649 04/29/31 542,845
2,675,000 g Saudi Arabian Oil Co 2 .250 11/24/30 2,271,686
820,000 Shell International Finance BV 3 .125 11/07/49 628,917
2,000,000 g SierraCol Energy Andina LLC 6 .000 06/15/28 1,460,000
455,000 Suncor Energy, Inc 6 .800 05/15/38 510,676
1,400,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,325,020
600,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 526,424
1,150,000 Sunoco LP 4 .500 05/15/29 947,926
1,525,000 Targa Resources Corp 4 .200 02/01/33 1,381,414
1,525,000 Targa Resources Corp 4 .950 04/15/52 1,306,849
525,000 Targa Resources Partners LP 6 .500 07/15/27 537,789
1,000,000 Targa Resources Partners LP 4 .000 01/15/32 855,760
2,000,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 1,611,160
3,300,000 Total Capital International S.A. 3 .127 05/29/50 2,522,521
3,440,000 TransCanada PipeLines Ltd 4 .250 05/15/28 3,347,114
1,750,000 TransCanada PipeLines Ltd 2 .500 10/12/31 1,454,713
2,000,000 Transcanada Trust 5 .500 09/15/79 1,780,858
1,242,000 g Tullow Oil plc 10 .250 05/15/26 1,186,110
1,600,000 USA Compression Partners LP 6 .875 04/01/26 1,455,520
1,075,000 USA Compression Partners LP 6 .875 09/01/27 954,063
1,800,000 Williams Cos, Inc 2 .600 03/15/31 1,506,520
TOTAL ENERGY 173,096,808
FOOD & STAPLES RETAILING - 0 .3%
2,350,000 Costco Wholesale Corp 1 .600 04/20/30 1,982,220
1,460,000 Kroger Co 3 .875 10/15/46 1,212,708
2,500,000 g MARB BondCo plc 3 .950 01/29/31 1,919,425
675,000 SYSCO Corp 3 .300 07/15/26 652,805
2,250,000 SYSCO Corp 3 .150 12/14/51 1,608,938
2,200,000 Walmart, Inc 1 .050 09/17/26 2,000,525
280,000 Walmart, Inc 2 .375 09/24/29 254,326
5,125,000 Walmart, Inc 1 .800 09/22/31 4,351,149
2,375,000 Walmart, Inc 2 .500 09/22/41 1,845,509
TOTAL FOOD & STAPLES RETAILING 15,827,605
FOOD, BEVERAGE & TOBACCO - 1 .1%
1,230,000 Altria Group, Inc 5 .950 02/14/49 1,077,798
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 5,676,889
1,745,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,530,470
1,850,000 BAT Capital Corp 2 .259 03/25/28 1,549,812
3,650,000 BAT Capital Corp 4 .906 04/02/30 3,390,036
3,735,000 BAT Capital Corp 2 .726 03/25/31 2,958,133
4,400,000 BAT International Finance plc 4 .448 03/16/28 4,165,294
2,000,000 e,g BRF S.A. 5 .750 09/21/50 1,330,820
2,700,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,296,080
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,596,675
3,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 2,448,672
450,000 Constellation Brands, Inc 4 .400 11/15/25 452,066
450,000 Constellation Brands, Inc 3 .700 12/06/26 438,092
1,625,000 Constellation Brands, Inc 3 .150 08/01/29 1,462,602
2,350,000 Constellation Brands, Inc 2 .875 05/01/30 2,044,271
1,700,000 Constellation Brands, Inc 2 .250 08/01/31 1,378,694
900,000 g Corp Lindley S.A. 4 .625 04/12/23 896,130
1,650,000 Diageo Capital plc 2 .125 10/24/24 1,591,627
2,425,000 Diageo Capital plc 2 .375 10/24/29 2,152,854
1,150,000 Diageo Capital plc 2 .000 04/29/30 981,036
1,700,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,558,948
2,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 1,920,000
1,500,000 g Primo Water Holdings, Inc 4 .375 04/30/29 1,225,095

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 2,250,000 g Sigma Alimentos S.A. de C.V. 4 .125% 05/02/26 $ 2,119,883
5,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 4,084,808
TOTAL FOOD, BEVERAGE & TOBACCO 50,326,785
HEALTH CARE EQUIPMENT & SERVICES - 1 .6%
450,000 Abbott Laboratories 5 .300 05/27/40 489,265
4,200,000 Anthem, Inc 2 .250 05/15/30 3,588,861
1,660,000 Becton Dickinson & Co 2 .823 05/20/30 1,460,117
1,200,000 Boston Scientific Corp 2 .650 06/01/30 1,047,078
1,640,000 Centene Corp 2 .450 07/15/28 1,367,826
6,410,000 Centene Corp 3 .000 10/15/30 5,312,287
2,750,000 g CHS/Community Health Systems, Inc 8 .000 03/15/26 2,504,397
1,250,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 949,875
1,525,000 Cigna Corp 3 .200 03/15/40 1,203,783
7,450,000 CVS Health Corp 1 .750 08/21/30 5,967,011
5,175,000 CVS Health Corp 4 .780 03/25/38 4,898,425
1,400,000 CVS Health Corp 2 .700 08/21/40 1,010,757
4,925,000 CVS Health Corp 5 .050 03/25/48 4,714,447
5,400,000 Encompass Health Corp 4 .500 02/01/28 4,622,935
9,000,000 HCA, Inc 3 .500 09/01/30 7,656,390
1,320,000 HCA, Inc 5 .500 06/15/47 1,177,483
3,500,000 g Hologic, Inc 3 .250 02/15/29 2,991,450
1,800,000 Humana, Inc 3 .950 03/15/27 1,765,484
2,000,000 Humana, Inc 2 .150 02/03/32 1,619,471
990,000 g LifePoint Health, Inc 4 .375 02/15/27 848,251
3,700,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 3,292,996
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,660,040
375,000 g Tenet Healthcare Corp 4 .625 06/15/28 326,542
3,400,000 g Tenet Healthcare Corp 6 .125 10/01/28 2,909,652
5,600,000 g Tenet Healthcare Corp 4 .375 01/15/30 4,737,768
2,650,000 UnitedHealth Group, Inc 2 .950 10/15/27 2,544,965
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,139,503
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 937,589
TOTAL HEALTH CARE EQUIPMENT & SERVICES 75,744,648
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
875,000 Church & Dwight Co, Inc 2 .300 12/15/31 735,948
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 735,948
INSURANCE - 0 .8%
1,550,000 g Acrisure LLC 4 .250 02/15/29 1,253,042
150,000 Aetna, Inc 6 .625 06/15/36 169,264
53,000 Aflac, Inc 6 .450 08/15/40 58,303
1,000,000 g,i Alamo Re Ltd U.S. Treasury Bill 3 M + 7.250% 7 .250 06/07/25 990,250
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 714,096
325,000 g AmWINS Group, Inc 4 .875 06/30/29 266,150
1,250,000 Aon Corp 2 .800 05/15/30 1,092,664
2,425,000 Aon plc 3 .500 06/14/24 2,410,005
500,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 448,242
400,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 368,408
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,803,995
700,000 CNA Financial Corp 3 .950 05/15/24 700,189
550,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 505,464
1,690,000 g Five Corners Funding Trust II 2 .850 05/15/30 1,470,197
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 6,620,483
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 221,247
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 590,029
2,075,000 g HCA, Inc 3 .625 03/15/32 1,750,475
1,700,000 g HCA, Inc 4 .625 03/15/52 1,360,105
1,521,000 g Liberty Mutual Group, Inc 4 .569 02/01/29 1,495,534

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,750,000 g Liberty Mutual Group, Inc 3 .951% 10/15/50 $ 1,329,070
1,750,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 1,657,568
375,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 370,137
875,000 MetLife, Inc 3 .600 11/13/25 869,390
3,920,000 MetLife, Inc 3 .850 N/A‡ 3,490,579
500,000 Principal Financial Group, Inc 2 .125 06/15/30 413,204
500,000 Prudential Financial, Inc 3 .905 12/07/47 431,100
1,050,000 Reinsurance Group of America, Inc 3 .900 05/15/29 987,588
850,000 Willis North America, Inc 3 .600 05/15/24 837,236
TOTAL INSURANCE 35,674,014
MATERIALS - 2 .0%
2,650,000 Albemarle Corp 4 .650 06/01/27 2,607,881
1,125,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,011,454
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,018,899
875,000 g Anglo American Capital plc 3 .875 03/16/29 804,723
1,350,000 g Anglo American Capital plc 2 .625 09/10/30 1,110,952
4,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 3,640,499
3,050,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 2,510,967
1,225,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 1,045,621
2,425,000 Ball Corp 2 .875 08/15/30 1,951,898
270,000 Bemis Co, Inc 3 .100 09/15/26 258,783
1,200,000 Bemis Co, Inc 2 .630 06/19/30 983,949
5,375,000 Berry Global, Inc 1 .570 01/15/26 4,792,992
3,125,000 Berry Global, Inc 1 .650 01/15/27 2,735,286
1,145,000 g CANPACK S.A. 3 .125 11/01/25 995,484
2,500,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 2,243,750
1,500,000 g Cemex SAB de C.V. 5 .450 11/19/29 1,333,500
2,425,000 g Cemex SAB de C.V. 3 .875 07/11/31 1,818,750
1,850,000 Church & Dwight Co, Inc 5 .000 06/15/52 1,891,259
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,263,004
725,000 e,g Constellium SE 3 .750 04/15/29 574,978
2,300,000 g Corp Nacional del Cobre de Chile 3 .625 08/01/27 2,177,997
2,000,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,745,649
5,805,000 DowDuPont, Inc 4 .493 11/15/25 5,844,520
1,605,000 DowDuPont, Inc 4 .725 11/15/28 1,610,273
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,500,000
1,785,000 g Freeport Indonesia PT 5 .315 04/14/32 1,618,102
2,500,000 Freeport-McMoRan, Inc 5 .450 03/15/43 2,312,625
700,000 g Fresnillo plc 4 .250 10/02/50 513,625
1,850,000 g GCC SAB de C.V. 3 .614 04/20/32 1,510,099
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,277,209
485,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 457,394
377,000 Mosaic Co 4 .875 11/15/41 344,615
1,200,000 Newmont Corp 2 .250 10/01/30 996,066
1,665,000 Newmont Corp 2 .600 07/15/32 1,373,957
3,000,000 g Nova Chemicals Corp 4 .875 06/01/24 2,851,493
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,224,649
1,920,000 g OCI NV 4 .625 10/15/25 1,853,213
1,100,000 g OCP S.A. 3 .750 06/23/31 828,709
2,975,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 2,655,188
2,900,000 g PolyOne Corp 5 .750 05/15/25 2,779,634
1,600,000 g SABIC Capital II BV 4 .500 10/10/28 1,608,055
2,575,000 Sasol Financing USA LLC 4 .375 09/18/26 2,269,811
4,500,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 3,324,375
2,200,000 g Standard Industries, Inc 5 .000 02/15/27 1,963,625
2,100,000 Suzano Austria GmbH 2 .500 09/15/28 1,706,250
3,000,000 Suzano Austria GmbH 3 .125 01/15/32 2,258,520
911,000 g Tronox, Inc 4 .625 03/15/29 732,535
2,675,000 g UltraTech Cement Ltd 2 .800 02/16/31 2,119,007

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 815,000 g Unifrax Escrow Issuer Corp 5 .250% 09/30/28 $ 650,284
534,000 g Volcan Cia Minera SAA 4 .375 02/11/26 464,847
800,000 g WR Grace Holdings LLC 5 .625 08/15/29 589,000
1,000,000 WRKCo, Inc 4 .900 03/15/29 1,003,008
1,500,000 WRKCo, Inc 3 .000 06/15/33 1,271,171
TOTAL MATERIALS 96,030,134
MEDIA & ENTERTAINMENT - 2 .8%
875,000 Activision Blizzard, Inc 3 .400 09/15/26 858,779
1,100,000 Activision Blizzard, Inc 1 .350 09/15/30 883,157
2,030,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,595,204
2,050,000 Agree LP 2 .000 06/15/28 1,750,330
3,989,216 g Alfa Desarrollo S.p.A 4 .550 09/27/51 2,862,262
2,500,000 g Arches Buyer, Inc 4 .250 06/01/28 2,035,512
1,475,000 g Arcos Dorados BV 6 .125 05/27/29 1,386,500
625,000 e AstraZeneca Finance LLC 2 .250 05/28/31 544,060
1,275,000 Baidu, Inc 4 .375 05/14/24 1,283,651
1,550,000 Baidu, Inc 1 .625 02/23/27 1,380,837
2,500,000 g BOC Aviation USA Corp 1 .625 04/29/24 2,394,825
500,000 g,i Bonanza RE Ltd SOFR + 5.750% 7 .425 03/16/25 493,050
1,175,000 g Cable Onda S.A. 4 .500 01/30/30 986,272
6,000,000 g CCO Holdings LLC 5 .125 05/01/27 5,662,500
1,800,000 g CCO Holdings LLC 4 .500 08/15/30 1,494,501
2,875,000 Charter Communications Operating LLC 2 .250 01/15/29 2,362,294
475,000 Charter Communications Operating LLC 2 .800 04/01/31 380,407
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,469,705
1,465,000 Charter Communications Operating LLC 5 .125 07/01/49 1,212,611
8,150,000 Charter Communications Operating LLC 4 .800 03/01/50 6,457,735
5,000,000 Comcast Corp 4 .150 10/15/28 4,986,124
2,975,000 Comcast Corp 3 .200 07/15/36 2,518,942
1,000,000 Comcast Corp 3 .900 03/01/38 904,386
6,000,000 Comcast Corp 2 .800 01/15/51 4,245,031
9,185,000 Comcast Corp 2 .887 11/01/51 6,561,481
5,000,000 g CSC Holdings LLC 5 .500 04/15/27 4,531,050
1,225,000 g CT Trust 5 .125 02/03/32 981,531
985,000 g DIRECTV Holdings LLC 5 .875 08/15/27 840,274
446,000 Discovery Communications LLC 2 .950 03/20/23 442,940
1,440,000 Discovery Communications LLC 3 .625 05/15/30 1,280,353
1,500,000 DISH DBS Corp 5 .000 03/15/23 1,427,655
1,780,000 g DISH DBS Corp 5 .250 12/01/26 1,395,235
2,550,000 DISH DBS Corp 5 .125 06/01/29 1,549,482
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,063,571
2,075,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 1,884,245
3,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 2,374,539
2,785,000 Grupo Televisa SAB 6 .625 01/15/40 3,035,349
2,000,000 g GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 1,914,261
3,200,000 g GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 2,957,315
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,131,856
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,700,348
1,000,000 Lamar Media Corp 4 .000 02/15/30 839,651
825,000 Lamar Media Corp 3 .625 01/15/31 675,197
1,275,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,064,625
645,000 †,g LUKOIL Capital DAC 2 .800 04/26/27 390,225
4,100,000 †,g LUKOIL Securities BV 3 .875 05/06/30 2,070,500
6,475,000 g Magallanes, Inc 5 .050 03/15/42 5,508,866
3,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 2,504,497
2,445,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 1,980,450
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,062,411
1,850,000 g Natura &Co Luxembourg Holdings Sarl 6 .000 04/19/29 1,628,000

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 825,000 g News Corp 3 .875% 05/15/29 $ 712,359
3,500,000 Paramount Global 6 .375 03/30/62 3,124,800
1,525,000 e,g Rackspace Technology Global, Inc 3 .500 02/15/28 1,194,815
1,830,000 g S&P Global, Inc 4 .250 05/01/29 1,809,678
590,000 g Sirius XM Radio, Inc 3 .125 09/01/26 526,416
2,725,000 g Sirius XM Radio, Inc 4 .000 07/15/28 2,357,125
1,575,000 g Sirius XM Radio, Inc 4 .125 07/01/30 1,315,424
825,000 Smithsonian Institution 0 .895 09/01/22 821,465
800,000 Smithsonian Institution 0 .974 09/01/23 779,624
1,000,000 Smithsonian Institution 1 .118 09/01/24 956,139
1,600,000 Smithsonian Institution 1 .514 09/01/26 1,467,535
1,225,000 g TEGNA, Inc 4 .750 03/15/26 1,175,713
850,000 TEGNA, Inc 4 .625 03/15/28 794,750
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,127,155
475,000 Time Warner Cable LLC 4 .500 09/15/42 370,795
2,000,000 TSMC Arizona Corp 4 .125 04/22/29 1,994,632
1,275,000 g Univision Communications, Inc 4 .500 05/01/29 1,067,204
515,000 ViacomCBS, Inc 5 .850 09/01/43 481,150
125,000 Walt Disney Co 7 .625 11/30/28 147,154
1,825,000 Weibo Corp 3 .375 07/08/30 1,482,500
TOTAL MEDIA & ENTERTAINMENT 131,651,015
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .0%
850,000 AbbVie, Inc 2 .850 05/14/23 847,025
2,625,000 AbbVie, Inc 3 .800 03/15/25 2,603,987
8,725,000 AbbVie, Inc 4 .050 11/21/39 7,780,352
1,450,000 AbbVie, Inc 4 .400 11/06/42 1,317,762
580,000 AbbVie, Inc 4 .450 05/14/46 526,124
2,950,000 AbbVie, Inc 4 .250 11/21/49 2,618,808
6,000,000 AstraZeneca plc 1 .375 08/06/30 4,924,903
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,375,050
2,040,000 g Avantor Funding, Inc 3 .875 11/01/29 1,784,286
750,000 Bristol-Myers Squibb Co 2 .350 11/13/40 554,782
1,700,000 Bristol-Myers Squibb Co 3 .550 03/15/42 1,493,445
1,090,000 Danaher Corp 2 .800 12/10/51 785,215
450,000 Gilead Sciences, Inc 4 .000 09/01/36 420,178
3,900,000 Gilead Sciences, Inc 2 .800 10/01/50 2,721,574
900,000 Johnson & Johnson 3 .400 01/15/38 809,542
1,325,000 Merck & Co, Inc 2 .750 12/10/51 978,484
1,450,000 Mylan, Inc 4 .550 04/15/28 1,382,280
3,150,000 g Organon Finance  LLC 5 .125 04/30/31 2,717,914
6,950,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 5,813,081
600,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 461,786
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 2,460,000
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 892,553
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 45,269,131
REAL ESTATE - 1 .8%
350,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 344,731
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 435,618
1,650,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 1,637,737
1,125,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 845,887
875,000 American Tower Corp 5 .000 02/15/24 885,239
1,425,000 American Tower Corp 2 .950 01/15/25 1,375,814
475,000 American Tower Corp 3 .375 10/15/26 449,117
1,200,000 American Tower Corp 3 .600 01/15/28 1,122,009
1,480,000 American Tower Corp 3 .800 08/15/29 1,358,468
4,100,000 American Tower Corp 2 .900 01/15/30 3,510,112
825,000 American Tower Corp 2 .100 06/15/30 660,703
1,390,000 American Tower Corp 1 .875 10/15/30 1,081,367

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 950,000 Brandywine Operating Partnership LP 4 .100% 10/01/24 $ 940,895
1,750,000 Brixmor Operating Partnership LP 3 .850 02/01/25 1,721,987
350,000 Brixmor Operating Partnership LP 2 .250 04/01/28 300,140
400,000 Brixmor Operating Partnership LP 2 .500 08/16/31 313,665
775,000 Crown Castle International Corp 3 .650 09/01/27 733,962
2,025,000 Crown Castle International Corp 2 .250 01/15/31 1,642,551
3,525,000 Crown Castle International Corp 2 .100 04/01/31 2,803,687
1,775,000 CubeSmart LP 2 .250 12/15/28 1,516,648
1,850,000 g Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,718,187
625,000 Duke Realty LP 2 .875 11/15/29 561,628
590,000 Equinix, Inc 2 .150 07/15/30 477,308
2,375,000 Essential Properties LP 2 .950 07/15/31 1,860,888
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,670,226
600,000 Federal Realty Investment Trust 1 .250 02/15/26 536,796
4,980,000 g HAT Holdings I LLC 3 .375 06/15/26 4,282,800
1,500,000 Healthcare Realty Trust, Inc 3 .875 05/01/25 1,470,510
1,500,000 Healthcare Realty Trust, Inc 3 .625 01/15/28 1,399,373
525,000 Healthcare Realty Trust, Inc 2 .400 03/15/30 434,464
550,000 Healthcare Realty Trust, Inc 2 .050 03/15/31 431,922
1,225,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 1,165,714
3,055,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 2,632,207
375,000 Highwoods Realty LP 3 .875 03/01/27 360,906
725,000 Highwoods Realty LP 4 .125 03/15/28 693,053
700,000 Highwoods Realty LP 4 .200 04/15/29 656,360
3,369,000 Highwoods Realty LP 2 .600 02/01/31 2,766,924
1,225,000 g Howard Hughes Corp 4 .125 02/01/29 944,827
460,000 Hudson Pacific Properties LP 3 .950 11/01/27 437,851
1,075,000 Hudson Pacific Properties LP 4 .650 04/01/29 1,031,560
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,134,000
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,143,125
1,285,000 Life Storage LP 2 .400 10/15/31 1,022,644
1,500,000 Mid-America Apartments LP 4 .300 10/15/23 1,508,622
1,000,000 Mid-America Apartments LP 3 .750 06/15/24 996,456
850,000 Mid-America Apartments LP 4 .000 11/15/25 843,958
3,925,000 Mid-America Apartments LP 2 .750 03/15/30 3,418,990
1,625,000 Mid-America Apartments LP 1 .700 02/15/31 1,285,174
1,000,000 Mid-America Apartments LP 2 .875 09/15/51 693,499
550,000 National Retail Properties, Inc 4 .000 11/15/25 547,096
600,000 National Retail Properties, Inc 3 .600 12/15/26 577,389
875,000 Regency Centers LP 3 .900 11/01/25 861,343
425,000 Regency Centers LP 3 .600 02/01/27 411,095
1,650,000 Regency Centers LP 2 .950 09/15/29 1,449,771
1,700,000 Retail Properties of America, Inc 4 .750 09/15/30 1,582,684
5,800,000 g SBA Tower Trust 2 .836 01/15/25 5,597,485
2,080,000 g SBA Tower Trust 1 .884 01/15/26 1,920,732
3,500,000 g SBA Tower Trust 1 .631 11/15/26 3,130,867
789,000 g SBA Tower Trust 2 .328 01/15/28 699,577
603,000 SITE Centers Corp 3 .625 02/01/25 586,086
3,820,000 e SITE Centers Corp 4 .250 02/01/26 3,751,597
650,000 SITE Centers Corp 4 .700 06/01/27 641,326
1,150,000 Weingarten Realty Investors 3 .375 10/15/22 1,150,181
80,000 Weingarten Realty Investors 3 .500 04/15/23 80,154
400,000 Weingarten Realty Investors 4 .450 01/15/24 401,144
925,000 Weingarten Realty Investors 3 .850 06/01/25 911,377
300,000 Weingarten Realty Investors 3 .250 08/15/26 288,414
650,000 Weyerhaeuser Co 4 .000 03/09/52 536,644
TOTAL REAL ESTATE 86,385,271
RETAILING - 0 .7%
2,670,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 2,206,087

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 755,000 g Asbury Automotive Group, Inc 5 .000% 02/15/32 $ 617,212
1,800,000 AutoNation, Inc 3 .800 11/15/27 1,700,431
250,000 AutoNation, Inc 2 .400 08/01/31 192,827
1,950,000 AutoZone, Inc 1 .650 01/15/31 1,529,019
300,000 Chevron USA, Inc 3 .900 11/15/24 303,485
2,025,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 1,758,075
2,225,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 1,806,217
1,350,000 Genuine Parts Co 2 .750 02/01/32 1,116,874
3,900,000 g JSM Global Sarl 4 .750 10/20/30 2,954,250
1,225,000 g Kia Corp 2 .750 02/14/27 1,146,703
925,000 g L Brands, Inc 6 .625 10/01/30 798,960
800,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 608,880
2,175,000 g Lithia Motors, Inc 4 .625 12/15/27 1,993,650
1,900,000 g Magic Mergeco, Inc 5 .250 05/01/28 1,493,343
790,000 O'Reilly Automotive, Inc 3 .550 03/15/26 783,046
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,351,924
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,182,698
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,743,920
2,000,000 g Prosus NV 3 .832 02/08/51 1,205,084
5,000,000 g Staples, Inc 7 .500 04/15/26 4,144,350
550,000 g Superior Plus LP 4 .500 03/15/29 467,500
2,550,000 Target Corp 2 .350 02/15/30 2,251,995
TOTAL RETAILING 33,356,530
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
5,650,000 g Broadcom, Inc 2 .450 02/15/31 4,539,427
2,003,000 g Broadcom, Inc 3 .469 04/15/34 1,630,177
3,736,000 g Broadcom, Inc 3 .187 11/15/36 2,840,015
3,183,000 g Broadcom, Inc 4 .926 05/15/37 2,853,695
1,035,000 Intel Corp 3 .734 12/08/47 878,152
700,000 Lam Research Corp 3 .750 03/15/26 698,284
775,000 Lam Research Corp 4 .000 03/15/29 761,413
3,595,000 NVIDIA Corp 2 .000 06/15/31 3,052,275
1,425,000 NXP BV 3 .875 06/18/26 1,372,560
1,175,000 NXP BV 4 .400 06/01/27 1,156,704
725,000 NXP BV 3 .400 05/01/30 639,542
1,575,000 NXP BV 3 .125 02/15/42 1,145,456
700,000 Texas Instruments, Inc 2 .625 05/15/24 693,597
505,000 Texas Instruments, Inc 4 .150 05/15/48 484,382
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22,745,679
SOFTWARE & SERVICES - 0 .5%
2,975,000 Adobe, Inc 2 .300 02/01/30 2,627,184
265,000 g CA Magnum Holdings 5 .375 10/31/26 229,644
425,000 g Camelot Finance S.A. 4 .500 11/01/26 387,642
690,000 g Clarivate Science Holdings Corp 3 .875 07/01/28 576,501
2,135,000 Fiserv, Inc 3 .500 07/01/29 1,947,520
900,000 g Gartner, Inc 3 .750 10/01/30 766,125
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,204,505
3,000,000 Microsoft Corp 2 .400 08/08/26 2,883,220
1,165,000 Microsoft Corp 3 .300 02/06/27 1,157,344
1,149,000 Microsoft Corp 2 .525 06/01/50 846,269
2,830,000 g Open Text Corp 3 .875 12/01/29 2,381,869
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 475,777
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,113,545
650,000 salesforce.com, Inc 3 .700 04/11/28 642,463
2,175,000 salesforce.com, Inc 1 .950 07/15/31 1,847,463
1,900,000 salesforce.com, Inc 2 .700 07/15/41 1,468,688
1,625,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 1,577,304

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 550,000 Visa, Inc 2 .700% 04/15/40 $ 442,208
TOTAL SOFTWARE & SERVICES 22,575,271
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
1,470,000 Amphenol Corp 2 .800 02/15/30 1,286,934
5,575,000 Apple, Inc 2 .450 08/04/26 5,332,693
10,350,000 Apple, Inc 2 .050 09/11/26 9,744,586
1,000,000 Apple, Inc 3 .850 05/04/43 919,726
640,000 Apple, Inc 4 .650 02/23/46 658,820
290,000 Corning, Inc 4 .375 11/15/57 237,257
1,805,000 Dell International LLC 5 .300 10/01/29 1,779,423
875,000 Flex Ltd 4 .875 06/15/29 842,679
4,125,000 g Imola Merger Corp 4 .750 05/15/29 3,451,223
1,500,000 e,g Lenovo Group Ltd 3 .421 11/02/30 1,277,005
975,000 g Sensata Technologies BV 4 .000 04/15/29 826,878
450,000 Tyco Electronics Group S.A. 3 .700 02/15/26 447,855
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 26,805,079
TELECOMMUNICATION SERVICES - 2 .3%
3,825,000 g Altice France S.A. 5 .125 07/15/29 2,887,875
3,075,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,729,062
6,563,000 AT&T, Inc 2 .550 12/01/33 5,324,126
2,085,000 AT&T, Inc 4 .500 05/15/35 1,981,302
1,700,000 AT&T, Inc 3 .500 06/01/41 1,357,411
13,725,000 AT&T, Inc 3 .550 09/15/55 10,283,319
4,917,000 AT&T, Inc 3 .800 12/01/57 3,797,511
7,083,000 AT&T, Inc 3 .650 09/15/59 5,304,798
3,000,000 g Bharti Airtel Ltd 4 .375 06/10/25 2,986,890
5,000,000 g Bharti Airtel Ltd 3 .250 06/03/31 4,181,871
3,200,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,881,280
2,575,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 2,063,219
1,925,000 g Iliad Holding SASU 6 .500 10/15/26 1,732,442
2,268,000 g Millicom International Cellular S.A. 5 .125 01/15/28 1,948,235
1,175,000 g Millicom International Cellular S.A. 4 .500 04/27/31 869,500
2,150,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 2,106,924
370,000 Orange S.A. 5 .375 01/13/42 382,522
1,875,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,835,688
1,150,000 Telefonica Emisiones SAU 4 .895 03/06/48 980,505
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,520,000
800,000 T-Mobile USA, Inc 2 .250 02/15/26 719,915
3,000,000 T-Mobile USA, Inc 2 .625 02/15/29 2,525,361
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 8,072,665
6,350,000 T-Mobile USA, Inc 2 .550 02/15/31 5,343,171
750,000 T-Mobile USA, Inc 3 .000 02/15/41 559,344
725,000 T-Mobile USA, Inc 4 .500 04/15/50 643,295
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 2,184,553
950,000 Verizon Communications, Inc 1 .680 10/30/30 765,619
750,000 Verizon Communications, Inc 1 .750 01/20/31 602,417
3,050,000 Verizon Communications, Inc 2 .550 03/21/31 2,607,773
1,158,000 Verizon Communications, Inc 2 .355 03/15/32 960,143
13,850,000 Verizon Communications, Inc 2 .650 11/20/40 10,159,895
5,335,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 4,309,880
2,850,000 Vodafone Group plc 4 .375 02/19/43 2,476,698
2,620,000 Vodafone Group plc 4 .250 09/17/50 2,203,489
6,000,000 Vodafone Group plc 4 .125 06/04/81 4,487,290
TOTAL TELECOMMUNICATION SERVICES 106,775,988
TRANSPORTATION - 0 .6%
3,600,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,807,050
3,000,000 g AerCap Global Aviation 6 .500 06/15/45 2,753,531

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,800,000 Burlington Northern Santa Fe LLC 3 .050% 02/15/51 $ 1,368,910
5,500,000 Canadian Pacific Railway Co 2 .050 03/05/30 4,654,263
750,000 Canadian Pacific Railway Co 3 .100 12/02/51 552,429
2,750,000 g Cargo Aircraft Management, Inc 4 .750 02/01/28 2,507,835
1,990,000 CSX Corp 3 .250 06/01/27 1,909,524
700,000 CSX Corp 3 .800 03/01/28 682,940
3,295,000 CSX Corp 4 .250 03/15/29 3,277,910
1,000,000 g DP World Ltd 5 .625 09/25/48 928,751
2,235,000 g First Student Bidco, Inc 4 .000 07/31/29 1,787,529
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,884,865
737,492 g Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 663,013
1,550,000 Union Pacific Corp 2 .891 04/06/36 1,281,272
1,880,000 Union Pacific Corp 3 .839 03/20/60 1,569,258
TOTAL TRANSPORTATION 29,629,080
UTILITIES - 2 .8%
1,525,000 g Access Bank plc 6 .125 09/21/26 1,228,212
325,000 AEP Transmission Co LLC 3 .100 12/01/26 313,821
350,000 AEP Transmission Co LLC 4 .000 12/01/46 309,159
1,585,000 AEP Transmission Co LLC 2 .750 08/15/51 1,110,842
1,400,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,135,644
700,000 Alabama Power Co 4 .150 08/15/44 617,336
1,850,000 Ameren Corp 3 .650 02/15/26 1,814,350
525,000 American Water Capital Corp 3 .000 12/01/26 497,575
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,727,740
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,234,650
500,000 American Water Capital Corp 4 .000 12/01/46 433,819
900,000 American Water Capital Corp 3 .750 09/01/47 748,885
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,479,680
250,000 Atmos Energy Corp 4 .125 10/15/44 221,337
800,000 g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 755,640
1,325,000 Baltimore Gas & Electric Co 3 .750 08/15/47 1,130,346
1,100,000 BAT Capital Corp 4 .742 03/16/32 977,665
2,250,000 g Becle SAB de C.V. 2 .500 10/14/31 1,798,083
7,100,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,722,324
925,000 Black Hills Corp 4 .250 11/30/23 927,740
725,000 e CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 658,810
300,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 341,163
500,000 g,i Citrus Re Ltd SOFR + 5.100% 7 .492 06/07/25 498,000
525,000 g Clearway Energy Operating LLC 4 .750 03/15/28 472,333
1,000,000 CMS Energy Corp 3 .600 11/15/25 980,388
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,672,471
1,900,000 g Colbun S.A. 3 .150 01/19/32 1,526,270
200,000 Commonwealth Edison Co 5 .900 03/15/36 223,850
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 1,173,528
1,290,000 Consumers Energy Co 2 .650 08/15/52 903,202
755,000 Dominion Energy, Inc 2 .250 08/15/31 620,719
3,375,000 Dominion Energy, Inc 3 .300 04/15/41 2,647,488
250,000 Duke Energy Corp 3 .300 06/15/41 193,450
875,000 Duke Energy Corp 3 .750 09/01/46 689,059
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,937,026
2,525,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,968,973
2,000,000 Enel Chile S.A. 4 .875 06/12/28 1,910,000
4,900,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 3,307,500
3,450,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 2,773,466
6,775,000 Exelon Corp 4 .050 04/15/30 6,501,190
1,270,000 Florida Power & Light Co 3 .990 03/01/49 1,157,176
UGX 6,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 1,401,274
750,000 Indiana Michigan Power Co 3 .750 07/01/47 618,021
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 862,335

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,000,000 g Israel Electric Corp Ltd 4 .250% 08/14/28 $ 1,917,953
1,250,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,118,108
1,525,000 g Kallpa Generacion SA 4 .125 08/16/27 1,372,500
2,400,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,155,225
775,000 MidAmerican Energy Co 3 .650 04/15/29 752,910
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,314,129
1,000,000 g Nemak SAB de C.V. 3 .625 06/28/31 698,000
1,000,000 Nevada Power Co 5 .450 05/15/41 1,005,210
5,440,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 4,568,151
50,000 g NextEra Energy Operating Partners LP 4 .250 09/15/24 47,625
8,135,000 NiSource, Inc 1 .700 02/15/31 6,359,333
1,400,000 Northern States Power Co 3 .600 09/15/47 1,175,622
1,955,000 g NRG Energy, Inc 2 .450 12/02/27 1,678,629
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,227,056
500,000 NSTAR Electric Co 3 .950 04/01/30 489,197
1,550,000 Ohio Power Co 4 .150 04/01/48 1,352,995
1,365,000 Ohio Power Co 4 .000 06/01/49 1,174,315
575,000 ONE Gas, Inc 3 .610 02/01/24 574,312
600,000 g Pattern Energy Operations LP 4 .500 08/15/28 522,000
825,000 PECO Energy Co 3 .000 09/15/49 625,014
2,325,000 PECO Energy Co 2 .800 06/15/50 1,696,444
2,000,000 g Pelabuhan Indonesia III PT 4 .875 10/01/24 2,012,840
2,000,000 g Perusahaan Listrik Negara PT 4 .125 05/15/27 1,921,160
1,800,000 g Perusahaan Listrik Negara PT 5 .450 05/21/28 1,815,858
887,412 g,o Petra Diamonds US Treasury plc 10 .500 03/08/26 887,412
2,975,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 669,375
50,000 Potomac Electric Power Co 7 .900 12/15/38 64,391
2,500,000 g Promigas S.A. ESP 3 .750 10/16/29 2,015,925
4,000,000 Public Service Co of Colorado 1 .875 06/15/31 3,343,751
550,000 Public Service Co of Colorado 4 .750 08/15/41 529,055
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,270,973
3,200,000 e,g Rumo Luxembourg Sarl 4 .200 01/18/32 2,552,000
1,994,000 g Saka Energi Indonesia PT 4 .450 05/05/24 1,826,883
8,400,000 Sempra Energy 4 .875 N/A‡ 7,727,839
2,349,042 g Solar Star Funding LLC 3 .950 06/30/35 2,338,451
1,325,000 Southern Co 4 .400 07/01/46 1,152,398
75,000 Southern Co Gas Capital Corp 3 .875 11/15/25 73,599
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 542,576
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 347,602
1,612,658 g UEP Penonome II S.A. 6 .500 10/01/38 1,501,788
650,000 Virginia Electric & Power Co 2 .950 11/15/26 619,131
650,000 Virginia Electric & Power Co 3 .500 03/15/27 634,660
775,000 Virginia Electric & Power Co 3 .800 09/15/47 664,487
850,000 Wisconsin Power & Light Co 4 .100 10/15/44 713,934
215,000 Xcel Energy, Inc 4 .800 09/15/41 202,561
TOTAL UTILITIES 133,475,917
TOTAL CORPORATE BONDS 1,798,057,847
(Cost $2,063,115,133)
GOVERNMENT BONDS - 38.0%
FOREIGN GOVERNMENT BONDS - 2 .7%
750,000 g African Export-Import Bank 2 .634 05/17/26 661,817
2,075,000 g Angolan Government International Bond 8 .750 04/14/32 1,655,562
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,342,074
INR 70,000,000 Asian Development Bank 6 .200 10/06/26 856,957
550,000 g Banque Ouest Africaine de Developpement 5 .000 07/27/27 499,809
3,000,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 2,494,435
EUR 1,575,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,299,176

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 287,000 g Barbados Government International Bond 6 .500% 10/01/29 $ 275,520
3,660,000 g Bermuda Government International Bond 4 .750 02/15/29 3,657,617
1,500,000 e,g BNG Bank NV 1 .500 10/16/24 1,446,579
1,500,000 Brazilian Government International Bond 4 .750 01/14/50 1,015,546
1,225,000 Chile Government International Bond 2 .750 01/31/27 1,143,845
3,575,000 Chile Government International Bond 2 .550 01/27/32 3,035,040
CNY 8,950,000 China Government International Bond 2 .880 11/05/23 1,349,978
CNY 3,250,000 China Government International Bond 3 .270 11/19/30 499,900
CNY 3,300,000 China Government International Bond 3 .810 09/14/50 532,456
3,000,000 Colombia Government International Bond 3 .250 04/22/32 2,167,758
1,500,000 Colombia Government International Bond 5 .000 06/15/45 1,002,450
1,850,000 g Costa Rica Government International Bond 5 .625 04/30/43 1,383,538
750,000 g Development Bank of Japan, Inc 0 .500 03/04/24 717,019
DOP 90,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 1,602,379
DOP 160,000,000 g Dominican Republic Government International Bond 12 .000 03/05/32 2,968,212
2,250,000 g Dominican Republic Government International Bond 4 .875 09/23/32 1,731,233
3,725,000 g Dominican Republic Government International Bond 6 .500 02/15/48 2,812,375
170,283 g Ecuador Government International Bond 0 .000 07/31/30 70,313
928,125 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 597,501
650,162 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 313,414
EUR 1,400,000 g Egypt Government International Bond 5 .625 04/16/30 907,467
1,500,000 g Egypt Government International Bond 7 .053 01/15/32 972,318
2,475,000 g Egypt Government International Bond 8 .500 01/31/47 1,461,190
2,250,000 g Egypt Government International Bond 8 .875 05/29/50 1,362,060
1,200,000 g El Salvador Government International Bond 7 .625 02/01/41 373,729
706,254 † European Bank for Reconstruction & Development 10 .000 02/28/23 612,837
1,375,000 g Export-Import Bank of India 3 .875 02/01/28 1,316,412
2,625,000 g Export-Import Bank of India 2 .250 01/13/31 2,066,497
2,200,000 g Ghana Government International Bond 8 .125 03/26/32 1,056,044
875,000 g Guatemala Government International Bond 4 .375 06/05/27 816,653
1,200,000 g Guatemala Government International Bond 6 .125 06/01/50 1,005,714
725,000 g Hungary Government International Bond 5 .250 06/16/29 723,280
425,000 g Hungary Government International Bond 2 .125 09/22/31 328,455
225,000 Indonesia Government International Bond 3 .550 03/31/32 204,722
1,900,000 g Indonesia Government International Bond 4 .625 04/15/43 1,717,835
1,762,500 g Iraq Government International Bond 5 .800 01/15/28 1,581,699
EUR 125,000 g Ivory Coast Government International Bond 4 .875 01/30/32 93,796
940,417 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 811,569
3,025,000 Jamaica Government International Bond 8 .000 03/15/39 3,253,513
2,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 2,485,830
950,000 g Jordan Government International Bond 4 .950 07/07/25 857,568
550,000 g Kazakhstan Government International Bond 4 .875 10/14/44 450,396
2,500,000 g Kenya Government International Bond 7 .000 05/22/27 1,863,612
575,000 g Kenya Government International Bond 6 .300 01/23/34 357,735
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,551,734
2,250,000 g Korea Electric Power Corp 4 .000 06/14/27 2,250,102
1,500,000 g Korea Housing Finance Corp 3 .000 10/31/22 1,499,625
MYR 3,800,000 Malaysia Government Bond 3 .828 07/05/34 796,787
MXN 18,000,000 Mexican Bonos 5 .750 03/05/26 795,985
MXN 16,300,000 Mexican Bonos 8 .500 11/18/38 768,526
525,000 e Mexico Government International Bond 3 .250 04/16/30 461,986
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,826,122
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,371,004
500,000 g Mongolia Government International Bond 5 .125 04/07/26 448,166
1,025,000 g Morocco Government International Bond 3 .000 12/15/32 703,351
2,575,000 g Morocco Government International Bond 5 .500 12/11/42 1,866,413
525,000 g Morocco Government International Bond 4 .000 12/15/50 306,492
300,000 g Nigeria Government International Bond 6 .500 11/28/27 228,231
850,000 g,k Nigeria Government International Bond 8 .375 03/24/29 644,937

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,250,000 g Nigeria Government International Bond 7 .375% 09/28/33 $ 817,383
400,000 g Oman Government International Bond 6 .750 10/28/27 408,113
1,000,000 g Oman Government International Bond 6 .250 01/25/31 965,932
1,500,000 g Oman Government International Bond 7 .375 10/28/32 1,550,489
400,000 g Oman Sovereign Sukuk Co 4 .875 06/15/30 388,029
1,250,000 e,g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 1,081,660
1,800,000 Panama Bonos del Tesoro 3 .362 06/30/31 1,582,200
1,600,000 Panama Notas del Tesoro 3 .750 04/17/26 1,552,000
1,475,000 g Paraguay Government International Bond 5 .400 03/30/50 1,143,205
920,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 904,148
990,000 Peruvian Government International Bond 3 .000 01/15/34 812,102
990,000 k Philippine Government International Bond 4 .200 03/29/47 863,087
1,836,781 g Provincia de Buenos Aires (Step Bond) 3 .900 09/01/37 543,567
1,500,000 g Provincia de Mendoza Argentina (Step Bond) 4 .250 03/19/29 960,843
2,600,000 g Qatar Government International Bond 4 .400 04/16/50 2,481,806
GHS 8,800,000 Republic of Ghana Government International Bond 16 .500 02/06/23 1,036,521
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 4,134,657
UZS 5,320,000,000 g Republic of Uzbekistan Bond 14 .500 11/25/23 476,191
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,050,175
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 503,302
1,820,000 g Romanian Government International Bond 3 .000 02/27/27 1,604,860
1,000,000 g Romanian Government International Bond 5 .250 11/25/27 952,548
1,425,000 g Romanian Government International Bond 4 .000 02/14/51 927,305
RUB 74,000,000 † Russian Federal Bond-OFZ 6 .000 10/06/27 114,364
1,600,000 †,g Russian Foreign Bond - Eurobond 5 .100 03/28/35 400,000
3,150,000 g Rwanda International Government Bond 5 .500 08/09/31 2,458,807
1,175,000 g Saudi Government International Bond 4 .500 04/17/30 1,199,923
2,000,000 g Saudi Government International Bond 3 .750 01/21/55 1,638,887
1,225,000 g Serbia International Bond 2 .125 12/01/30 899,095
1,500,000 South Africa Government International Bond 4 .300 10/12/28 1,281,636
ZAR 9,000,000 South Africa Government International Bond 7 .000 02/28/31 435,723
ZAR 9,300,000 South Africa Government International Bond 8 .750 01/31/44 444,340
2,150,000 South Africa Government International Bond 5 .375 07/24/44 1,459,390
2,400,000 State of Israel 3 .800 05/13/60 1,995,746
THB 18,500,000 Thailand Government International Bond 2 .875 12/17/28 530,428
THB 18,500,000 Thailand Government International Bond 3 .300 06/17/38 503,548
2,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,086,458
1,250,000 g Ukraine Government International Bond 6 .876 05/21/29 300,000
EUR 850,000 g Ukraine Government International Bond 4 .375 01/27/30 213,782
1,850,000 Uruguay Government International Bond 4 .125 11/20/45 1,700,340
1,500,000 g Zambia Government International Bond 8 .500 04/14/24 899,940
TOTAL FOREIGN GOVERNMENT BONDS 128,635,425
MORTGAGE BACKED - 20 .0%
5,690,000 g,i Connecticut Avenue Securities Trust 2 .826 12/25/41 5,125,891
3,000,000 g,i Connecticut Avenue Securities Trust 5 .426 01/25/42 2,629,760
6,810,000 g,i Connecticut Avenue Securities Trust 4 .026 03/25/42 6,367,953
4,985,000 g,i Connecticut Avenue Securities Trust 6 .349 03/25/42 4,868,301
11,400,000 g,i Connecticut Avenue Securities Trust 4 .798 05/25/42 11,086,636
6,125,000 g,i Fannie CAS 5 .576 06/25/42 6,147,969
1,600,880 i Federal Home Loan Mortgage Corp (FHLMC) LIBOR 1 M + 5.920% 4 .596 03/15/44 198,952
5,421,787 FHLMC 4 .000 10/01/47 5,449,028
264,761 FHLMC 4 .000 06/01/48 265,408
3,391,688 i FHLMC LIBOR 1 M + 9.920% 7 .802 06/15/48 3,473,839
173,250 FHLMC 4 .000 07/01/48 173,640
2,439,467 i FHLMC LIBOR 1 M + 9.840% 7 .722 10/15/48 2,433,301
42,848,155 FHLMC 3 .000 11/01/49 40,360,743
8,162,772 FHLMC 2 .000 09/25/50 962,278
15,479,685 FHLMC 2 .500 02/25/51 2,493,644
6,501,445 FHLMC 3 .000 11/01/51 6,149,004

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,196,331 FHLMC 3 .000% 11/01/51 $ 3,945,130
821,533 FHLMC 3 .000 11/01/51 781,276
1,168,975 FHLMC 3 .000 11/01/51 1,105,242
15,816,542 FHLMC 2 .000 02/01/52 13,788,080
17,059,444 FHLMC 2 .500 02/01/52 15,410,779
15,496,271 FHLMC 2 .500 03/01/52 14,003,287
20,108,134 FHLMC 2 .500 03/01/52 18,161,493
1,612,978 FHLMC 3 .000 04/01/52 1,507,585
370 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 373
127,617 FGLMC 7 .000 12/01/33 137,399
22,761 FGLMC 4 .500 10/01/34 23,321
36,430 FGLMC 7 .000 05/01/35 38,813
1,146,367 FGLMC 5 .000 06/01/36 1,207,234
573,430 FGLMC 4 .500 10/01/44 589,618
82,928 FGLMC 4 .500 11/01/44 84,768
121,225 FGLMC 4 .500 11/01/44 124,643
66,347 FGLMC 4 .500 12/01/44 68,053
101,436 FGLMC 4 .500 12/01/44 104,299
584,167 FGLMC 3 .500 04/01/45 574,413
2,273,628 FGLMC 3 .500 08/01/45 2,242,203
1,275,549 FGLMC 3 .500 10/01/45 1,250,429
2,891,034 FGLMC 4 .000 12/01/45 2,921,392
1,510,056 FGLMC 4 .500 06/01/47 1,563,335
1,523,102 FGLMC 4 .000 09/01/47 1,533,757
1,625,484 FGLMC 3 .500 12/01/47 1,590,788
1,229,249 FGLMC 4 .000 07/01/48 1,233,177
9,253,738 FGLMC 4 .500 08/01/48 9,453,274
776 Federal National Mortgage Association (FNMA) 9 .000 11/01/25 806
9,246 FNMA 7 .000 05/01/26 9,522
29,851 FNMA 7 .000 07/25/26 30,937
898 FNMA 7 .500 01/01/29 936
408 FNMA 7 .500 02/01/30 429
121,366 FNMA 6 .500 12/01/31 127,700
258,249 FNMA 6 .000 04/01/32 270,361
1,227,084 FNMA 3 .500 05/01/32 1,230,105
164,496 FNMA 7 .000 07/01/32 179,063
52,968 FNMA 7 .000 07/01/32 56,263
34,358 FNMA 7 .000 07/01/32 36,866
15,575,000 h FNMA 2 .500 07/25/32 14,872,553
1,356,487 FNMA 3 .500 11/01/32 1,363,050
34,770 FNMA 4 .500 10/01/33 35,777
26,616 FNMA 6 .000 03/01/34 27,452
1,532,790 FNMA 5 .000 05/01/35 1,611,611
42,241 FNMA 5 .000 06/25/35 42,402
894,562 FNMA 5 .000 10/01/35 941,171
668,460 FNMA 5 .000 02/01/36 703,558
17,140,000 h FNMA 3 .000 07/25/37 16,745,889
5,400,000 h FNMA 3 .500 07/25/37 5,366,190
903,379 FNMA 6 .500 08/01/37 958,156
50,711 FNMA 6 .000 09/01/37 53,339
625,763 FNMA 5 .500 11/01/38 672,249
491,052 FNMA 5 .500 03/01/39 526,342
498,197 FNMA 6 .000 09/01/39 545,897
6,227,520 FNMA 3 .000 05/01/40 5,931,519
2,090,051 FNMA 3 .500 05/01/40 2,043,712
229,277 FNMA 5 .000 09/01/40 241,310
409,451 FNMA 5 .000 05/01/41 431,028
12,713,234 FNMA 2 .000 03/01/42 11,301,579
2,798,517 FNMA 4 .000 09/01/42 2,811,231
388,727 †,i FNMA 2 .688 12/25/42 179,853

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,392,192 i FNMA LIBOR 1 M + 5.950% 4 .326% 09/25/43 $ 329,295
2,234,757 FNMA 4 .000 01/01/44 2,256,245
770,922 FNMA 4 .500 02/01/44 791,714
166,466 FNMA 4 .500 03/01/44 171,551
648,216 FNMA 4 .500 06/01/44 665,668
1,997,994 FNMA 4 .500 10/01/44 2,051,893
533,327 FNMA 5 .000 11/01/44 561,324
498,071 FNMA 4 .000 01/01/45 500,313
194,276 FNMA 4 .500 03/01/45 198,400
1,446,092 FNMA 3 .500 05/01/45 1,424,802
1,586,890 FNMA 4 .000 12/01/45 1,598,066
676,832 FNMA 3 .500 01/01/46 661,800
3,578,258 FNMA 4 .000 01/01/46 3,603,521
460,095 FNMA 4 .000 04/01/46 462,180
316,360 FNMA 3 .500 06/01/46 309,338
3,544,928 FNMA 3 .500 07/01/46 3,466,220
4,547,855 FNMA 3 .500 07/01/46 4,469,195
80,818 FNMA 3 .000 08/01/46 76,513
1,697,651 FNMA 3 .000 10/01/46 1,571,457
1,218,391 FNMA 3 .500 10/01/46 1,191,353
7,909,677 FNMA 3 .500 01/01/47 7,734,692
1,650,942 FNMA 4 .500 05/01/47 1,703,818
1,286,391 FNMA 3 .500 11/01/47 1,264,154
5,324,273 FNMA 4 .000 12/01/47 5,336,194
10,975,352 FNMA 3 .500 01/01/48 10,732,082
5,663,418 FNMA 4 .500 01/01/48 5,779,547
1,135,840 FNMA 4 .500 02/01/48 1,159,132
1,993,454 FNMA 4 .000 03/01/48 1,997,918
4,587,265 FNMA 4 .500 03/01/48 4,681,308
3,927,844 FNMA 4 .500 05/01/48 4,010,570
2,988,997 FNMA 4 .500 05/01/48 3,052,848
2,132,624 FNMA 5 .000 08/01/48 2,226,391
1,350 FNMA 3 .000 05/01/49 1,250
22,500,000 h FNMA 4 .000 07/25/49 22,186,670
19,600,000 h FNMA 4 .500 07/25/49 19,674,266
5,604,948 FNMA 2 .000 08/25/50 791,938
14,827,375 FNMA 2 .500 11/25/50 2,145,979
88,927 FNMA 3 .000 02/25/51 17,857
35,517,835 FNMA 2 .000 04/01/51 30,873,506
3,693,145 FNMA 3 .000 09/01/51 3,478,520
5,336,945 FNMA 2 .500 11/25/51 764,905
18,955,091 FNMA 2 .000 12/01/51 16,524,318
4,769,968 FNMA 2 .000 01/01/52 4,169,334
8,436,151 FNMA 2 .500 01/01/52 7,619,471
479,751 FNMA 3 .000 01/01/52 449,525
14,976,559 FNMA 2 .000 02/01/52 13,055,739
13,262,925 FNMA 2 .500 02/01/52 11,985,087
27,488,253 FNMA 2 .500 02/01/52 24,821,941
14,916,396 FNMA 2 .500 02/01/52 13,465,987
13,788,398 FNMA 2 .500 02/01/52 12,445,641
17,765,511 FNMA 3 .500 02/01/52 17,221,643
3,155,158 FNMA 2 .000 03/01/52 2,743,605
10,805,959 FNMA 2 .000 03/01/52 9,389,339
2,721,262 FNMA 2 .500 04/01/52 2,455,276
1,823,737 FNMA 3 .000 04/01/52 1,705,114
14,762,722 FNMA 3 .000 04/01/52 13,809,107
7,816,359 FNMA 3 .000 04/01/52 7,311,457
2,404,677 FNMA 3 .000 04/01/52 2,246,832
25,593,864 FNMA 3 .000 04/01/52 23,946,910
12,623,502 FNMA 3 .500 05/01/52 12,165,282

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 29,756,311 FNMA 4 .000% 05/01/52 $ 29,377,502
2,630,749 FNMA 4 .000 06/01/52 2,597,257
3,650,000 h FNMA 4 .000 07/01/52 3,604,074
6,950,000 h FNMA 3 .500 07/25/52 6,683,402
48,550,000 h FNMA 5 .000 07/25/52 49,551,344
10,000,000 h FNMA 5 .000 08/25/52 10,176,758
28,100,000 h FNMA 5 .500 08/25/52 29,083,500
2,050,000 g,i Freddie Mac STACR REMIC Trust 4 .326 10/25/41 1,753,575
1,735,000 g,i Freddie Mac STACR REMIC Trust 4 .426 03/25/42 1,656,811
13,885,000 g,i Freddie Mac STACR REMIC Trust 4 .276 05/25/42 13,200,393
2,070,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .226 08/25/33 1,956,752
3,530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .700 11/25/41 3,019,551
13,000,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 3 .326 02/25/42 11,994,698
12,500,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 5 .279 06/25/42 12,562,790
62,311 Government National Mortgage Association (GNMA) 5 .000 02/15/33 64,569
98,758 GNMA 5 .000 09/15/33 103,921
3,539,044 GNMA 3 .700 10/15/33 3,523,253
10,176 GNMA 5 .500 04/15/34 10,759
10,947 GNMA 5 .000 04/15/38 11,436
652,283 GNMA 4 .500 02/20/41 687,485
931,098 GNMA 4 .500 12/20/45 964,604
2,811,975 GNMA 4 .000 06/20/46 381,731
11,175,000 h GNMA 3 .000 07/20/47 10,533,311
18,183,377 GNMA 2 .500 05/20/52 16,662,510
37,431,643 GNMA 3 .000 05/20/52 35,334,170
1,890,000 h GNMA 2 .000 07/20/52 1,678,113
7,090,000 h GNMA 2 .500 07/20/52 6,487,350
20,000,000 h GNMA 3 .500 07/20/52 19,431,250
10,000,000 h GNMA 4 .000 07/20/52 9,956,055
13,850,000 h GNMA 4 .500 07/20/52 14,053,422
4,462,347 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,725,569
3,545,322 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,229,641
2,667,465 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,406,032
4,009,822 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 3,487,135
3,150,000 †,g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 2,717,736
6,639,792 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 5,606,734
2,483,146 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 2,185,799
6,922,952 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 6,096,490
4,425,024 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 3,864,462
2,467,943 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 2,139,879
TOTAL MORTGAGE BACKED 947,047,188
MUNICIPAL BONDS - 0 .1%
3,000,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 219,000
780,000 †,g Oregon State Business Development Commission 9 .000 04/01/37 56,940
4,157,164 g Virgin Islands Water & Power Authority-Electric System 7 .500 07/01/22 4,157,164
TOTAL MUNICIPAL BONDS 4,433,104
U.S. TREASURY SECURITIES - 15 .2%
665,000 United States Treasury Note 0 .125 10/31/22 660,618
13,975,000 United States Treasury Note 0 .125 12/31/22 13,807,955
19,715,000 United States Treasury Note 0 .125 01/31/23 19,436,988
4,795,000 United States Treasury Note 0 .125 02/28/23 4,713,522
550,000 United States Treasury Note 0 .125 05/31/23 536,379
49,000,000 United States Treasury Note 0 .875 01/31/24 47,415,156
25,000,000 United States Treasury Note 2 .250 03/31/24 24,685,547
54,070,000 e United States Treasury Note 2 .500 05/31/24 53,582,103
30,000 United States Treasury Note 0 .375 07/15/24 28,456
27,170,000 United States Treasury Note 2 .875 06/15/25 27,061,744
1,575,000 United States Treasury Note 1 .375 10/31/28 1,420,022

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 72,386,400 United States Treasury Note 2 .875% 05/15/32 $ 71,572,053
9,700,000 United States Treasury Note 1 .875 02/15/41 7,607,301
22,630,000 United States Treasury Note 2 .250 05/15/41 18,883,674
40,800,000 United States Treasury Note 1 .750 08/15/41 31,035,094
15,500,000 United States Treasury Note 2 .000 11/15/41 12,310,391
191,596,900 United States Treasury Note 2 .250 02/15/42 162,468,184
35,250,000 United States Treasury Note 3 .250 05/15/42 34,401,797
209,770,000 United States Treasury Note 2 .250 02/15/52 172,634,155
19,500,000 United States Treasury Note 2 .875 05/15/52 18,418,359
TOTAL U.S. TREASURY SECURITIES 722,679,498
TOTAL GOVERNMENT BONDS 1,802,795,215
(Cost $1,933,387,541)
STRUCTURED ASSETS - 18.4%
ASSET BACKED - 8 .1%
1,056,944 g AASET Trust 6 .413 01/16/40 158,550
Series - 2020 1A (Class C)
6,434,795 g Adams Outdoor Advertising LP 4 .810 11/15/48 6,333,436
Series - 2018 1 (Class A)
6,500,000 g Adams Outdoor Advertising LP 7 .356 11/15/48 6,317,039
Series - 2018 1 (Class C)
2,500,000 g Affirm Asset Securitization Trust 2 .540 08/17/26 2,279,849
Series - 2021 B (Class D)
1,500,000 g Affirm Asset Securitization Trust 4 .610 08/17/26 1,384,987
Series - 2021 B (Class E)
3,000,000 g,i AGL CLO 19 Ltd 0 .000 07/21/35 2,961,300
Series - 2022 19A (Class B1)
420,731 American Airlines Pass Through Trust 3 .575 01/15/28 390,517
Series - 2016 1 (Class AA)
1,358,696 g AMSR Trust 1 .819 04/17/37 1,289,118
Series - 2020 SFR1 (Class A)
3,000,000 g AMSR Trust 3 .218 04/17/37 2,844,845
Series - 2020 SFR1 (Class E)
2,625,000 g AMSR Trust 3 .247 01/19/39 2,436,329
Series - 2019 SFR1 (Class D)
9,000,000 g,i Apidos CLO XXIV LIBOR 3 M + 1.350% 2 .413 10/20/30 8,532,612
Series - 2016 24A (Class A2LX)
1,000,000 g,i Apidos CLO XXIX LIBOR 3 M + 1.550% 2 .734 07/25/30 955,897
Series - 2018 29A (Class A2)
5,194,115 g Apollo aviation securitization 2 .798 01/15/47 4,429,508
Series - 2021 2A (Class A)
3,974,850 g Applebee's Funding LLC 4 .194 06/05/49 3,856,050
Series - 2019 1A (Class A2I)
1,712,700 g Applebee's Funding LLC 4 .723 06/05/49 1,598,881
Series - 2019 1A (Class A2II)
455,523 g,i AREIT Trust LIBOR 1 M + 1.384% 2 .718 09/14/36 445,243
Series - 2019 CRE3 (Class A)
1,910,000 g Avis Budget Rental Car Funding AESOP LLC 4 .240 09/22/25 1,867,008
Series - 2019 2A (Class C)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,723,638
Series - 2021 1A (Class C)
6,575,000 g Avis Budget Rental Car Funding AESOP LLC 4 .080 02/20/28 5,880,951
Series - 2021 2A (Class D)
1,396,500 g Bojangles Issuer LLC 3 .832 10/20/50 1,323,386
Series - 2020 1A (Class A2)
1,000,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.750% 6 .448 12/23/24 985,500
Series - 2020 A (Class )

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,625,000 g,i Boyce Park Clo Ltd SOFR + 3.100% 3 .648% 04/21/35 $ 2,434,611
Series - 2022 1A (Class D)
1,854,904 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,782,987
Series - 2019 A (Class A)
630,161 g British Airways Pass Through Trust 8 .375 11/15/28 660,458
Series - 2020 A (Class )
2,272,941 g British Airways Pass Through Trust 3 .800 09/20/31 2,148,063
Series - 2018 1 (Class AA)
833,543 g British Airways Pass Through Trust 4 .250 11/15/32 801,253
Series - 2020 A (Class )
5,100,000 g Capital Automotive REIT 4 .520 02/15/50 4,614,800
Series - 2020 1A (Class B2)
3,169,340 g Capital Automotive REIT 1 .920 08/15/51 2,770,160
Series - 2021 1A (Class A3)
2,481,250 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 2,276,919
Series - 2020 1A (Class A3)
2,500,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 2,353,674
Series - 2020 1A (Class B1)
5,625,000 Carvana Auto Receivables Trust 2 .300 09/11/28 5,251,840
Series - 2021 N4 (Class D)
1,250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 6.000% 1 .000 07/17/34 1,094,345
Series - 2020 1A (Class ER)
705,696 i C-BASS Trust LIBOR 1 M + 0.160% 1 .784 07/25/36 672,165
Series - 2006 CB6 (Class A1)
6,451,318 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .520 04/07/52 16,128
Series - 2007 1A (Class A2)
11,905 †,g CCR, Inc 4 .750 07/10/22 11,964
Series - 2012 CA (Class C)
10,667 Centex Home Equity 5 .540 01/25/32 10,638
Series - 2002 A (Class AF6)
6,443,524 g CF Hippolyta LLC 2 .280 07/15/60 5,779,999
Series - 2020 1 (Class B1)
2,871,971 g CF Hippolyta LLC 2 .600 07/15/60 2,441,056
Series - 2020 1 (Class B2)
10,368,433 g CF Hippolyta LLC 1 .530 03/15/61 9,139,919
Series - 2021 1A (Class A1)
8,680,548 g CF Hippolyta LLC 1 .980 03/15/61 7,492,547
Series - 2021 1A (Class B1)
4,375,000 g,i CIFC Funding LIBOR 3 M + 1.450% 2 .494 04/15/34 4,126,115
Series - 2021 2A (Class B)
1,500,000 g,i CIFC Funding Ltd LIBOR 3 M + 2.300% 5 .040 01/17/35 1,414,499
Series - 2014 4RA (Class BR)
6,360,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 5,847,675
Series - 2021 1A (Class A2)
877,838 g Corevest American Finance Trust 1 .832 03/15/50 833,132
Series - 2020 1 (Class A1)
18,511 Countrywide Asset-Backed Certificates (Step Bond) 5 .216 10/25/27 18,575
Series - 2002 S4 (Class A5)
9,850,000 g Crescendo Royalty Funding LP 3 .567 12/20/51 8,967,237
Series - 2021 1 (Class A)
4,361,663 g DB Master Finance LLC 4 .021 05/20/49 4,205,785
Series - 2019 1A (Class A2II)
3,160,625 g DB Master Finance LLC 4 .352 05/20/49 2,946,505
Series - 2019 1A (Class A23)
4,228,750 g DB Master Finance LLC 2 .045 11/20/51 3,754,517
Series - 2021 1A (Class A2I)
6,865,500 g DB Master Finance LLC 2 .493 11/20/51 5,914,244
Series - 2021 1A (Class A2II)
1,341,079 g Diamond Resorts Owner Trust 3 .700 01/21/31 1,337,843
Series - 2018 1 (Class A)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 357,621 g Diamond Resorts Owner Trust 5 .900% 01/21/31 $ 352,531
Series - 2018 1 (Class D)
1,276,608 g Diamond Resorts Owner Trust 2 .700 11/21/33 1,197,543
Series - 2021 1A (Class C)
664,900 g Diamond Resorts Owner Trust 3 .830 11/21/33 629,968
Series - 2021 1A (Class D)
4,649,400 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 4,626,627
Series - 2015 1A (Class A2II)
1,544,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 1,505,341
Series - 2018 1A (Class A2I)
2,902,500 g Driven Brands Funding LLC 4 .641 04/20/49 2,775,037
Series - 2019 1A (Class A2)
2,431,688 g Driven Brands Funding LLC 3 .786 07/20/50 2,267,493
Series - 2020 1A (Class A2)
2,913,125 g Driven Brands Funding LLC 3 .237 01/20/51 2,622,526
Series - 2020 2A (Class A2)
842,730 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 2 .724 05/25/37 836,895
Series - 2007 2 (Class A2C)
5,000,000 g EWC Master Issuer LLC 5 .500 03/15/52 4,836,533
Series - 2022 1A (Class A2)
1,500,000 g,i First Coast Re III Pte Ltd U.S. Treasury Bill 3 M + 6.180% 7 .878 04/07/25 1,419,000
Series - 2020 A (Class )
8,728,469 g Flexential Issuer, LLC 3 .250 11/27/51 7,979,995
Series - 2021 1A (Class A2)
1,000,000 g,i GoldenTree Loan Opportunities IX Ltd LIBOR 3 M + 5.660% 0 .000 10/29/29 880,921
Series - 2014 9A (Class ER2)
292,245 g HERO Funding Trust 3 .280 09/20/48 282,854
Series - 2017 2A (Class A1)
584,490 g HERO Funding Trust 4 .070 09/20/48 568,033
Series - 2017 2A (Class A2)
5,025,000 g Hertz Vehicle Financing LLC 2 .050 12/26/25 4,630,223
Series - 2021 1A (Class C)
5,000,000 g Hertz Vehicle Financing LLC 3 .980 12/26/25 4,612,371
Series - 2021 1A (Class D)
3,750,000 g HIFI A2 3 .939 02/01/62 3,584,516
Series - 2022 1A (Class A2)
472,217 g Hilton Grand Vacations Trust 2 .660 12/26/28 465,384
Series - 2017 AA (Class A)
787,028 g Hilton Grand Vacations Trust 2 .960 12/26/28 770,293
Series - 2017 AA (Class B)
768,783 g Hilton Grand Vacations Trust 4 .000 02/25/32 746,898
Series - 2018 AA (Class C)
1,857,358 g Hilton Grand Vacations Trust 2 .840 07/25/33 1,769,741
Series - 2019 AA (Class C)
32,481 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 32,061
Series - 2003 1 (Class M1)
2,113,428 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 1,870,067
Series - 2019 1 (Class A)
7,923,439 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 6,866,092
Series - 2019 2 (Class A)
2,900,000 g Hotwire Funding LLC 2 .658 11/20/51 2,554,753
Series - 2021 1 (Class B)
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,922,900
Series - 2022 1A (Class 1)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 2 .773 01/17/38 494,938
Series - 2018 SFR4 (Class B)
1,000,000 g,i Kendall Re Ltd U.S. Treasury Bill 3 M + 4.000% 4 .040 05/02/24 945,250
Series - 2020 A (Class )
1,689,823 g Lunar Aircraft Ltd 4 .335 02/15/45 1,326,240
Series - 2020 1A (Class B)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,815,188 g Lunar Structured Aircraft Portfolio Notes 5 .682% 10/15/46 $ 2,458,641
Series - 2021 1 (Class C)
4,000,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 2 .345 01/18/34 3,754,652
Series - 2021 59A (Class C)
1,000,000 g,i Madison Park Funding XXXVI Ltd SOFR 3M + 3.500% 5 .981 04/15/35 931,746
Series - 2019 36A (Class D1R)
3,500,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 2.050% 1 .000 01/25/35 3,227,049
Series - 2019 23A (Class CR)
1,000,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 6.300% 7 .484 01/25/35 882,391
Series - 2019 23A (Class ER)
2,630,835 g MAPS Trust 2 .521 06/15/46 2,282,899
Series - 2021 1A (Class A)
2,142,750 g MAPS Trust 5 .437 06/15/46 1,481,255
Series - 2021 1A (Class C)
587,747 Mid-State Capital Trust 5 .745 01/15/40 578,258
Series - 2005 1 (Class A)
1,210,100 g Mosaic Solar Loans LLC 3 .820 06/22/43 1,147,765
Series - 2017 2A (Class A)
800,000 g,i MSCG Trust 3 .577 06/07/35 692,669
Series - 2015 ALDR (Class C)
4,310,000 g,i MSCG Trust 3 .577 06/07/35 3,557,902
Series - 2015 ALDR (Class D)
1,626,923 g MVW LLC 2 .230 05/20/39 1,484,358
Series - 2021 2A (Class C)
392,588 g MVW Owner Trust 2 .640 12/20/33 391,134
Series - 2016 1A (Class B)
934,315 g MVW Owner Trust 3 .900 01/21/36 911,718
Series - 2018 1A (Class C)
948,874 g MVW Owner Trust 3 .330 11/20/36 900,432
Series - 2019 1A (Class C)
1,180,000 g,i Myers Park CLO Ltd LIBOR 3 M + 1.600% 2 .663 10/20/30 1,129,456
Series - 2018 1A (Class B1)
1,091,750 g NBC Funding LLC 2 .989 07/30/51 968,263
Series - 2021 1 (Class A2)
2,000,000 g NBC Funding LLC 4 .970 07/30/51 1,788,446
Series - 2021 1 (Class B)
1,000,000 g,i Neuberger Berman CLO Ltd 0 .000 04/25/36 926,128
Series - 2022 48A (Class D)
2,000,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 6.500% 7 .563 04/20/31 1,817,858
Series - 2019 31A (Class ER)
2,050,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 2.750% 3 .794 04/16/33 1,894,157
Series - 2021 40A (Class D)
1,000,000 g,i Neuberger Berman Loan Advisers CLO 41 Ltd LIBOR 3 M + 6.500% 7 .544 04/15/34 889,755
Series - 2021 41A (Class E)
1,000,000 g Oak Street Investment Grade Net Lease Fund Series 4 .230 01/20/51 919,749
Series - 2021 1A (Class B1)
106,868 Oakwood Mortgage Investors, Inc 5 .410 11/15/32 106,721
Series - 2002 C (Class A1)
950,000 g Oportun Funding XIV LLC 3 .440 03/08/28 894,471
Series - 2021 A (Class C)
1,000,000 g Oportun Funding XIV LLC 5 .400 03/08/28 946,019
Series - 2021 A (Class D)
3,490,000 g Oportun Issuance Trust 5 .410 05/08/31 3,300,279
Series - 2021 B (Class D)
1,000,000 g,i Palmer Square CLO Ltd LIBOR 3 M + 2.950% 5 .462 01/15/35 933,065
Series - 2021 3A (Class D)
2,500,000 g,i Palmer Square CLO Ltd SOFR 3M + 3.050% 3 .516 04/20/35 2,320,127
Series - 2022 1A (Class D)
2,285,000 g Progress Residential Trust 2 .082 10/17/38 1,967,486
Series - 2021 SFR8 (Class D)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 600,000 g Progress Residential Trust 2 .711% 11/17/40 $ 496,895
Series - 2021 SFR9 (Class D)
1,000,000 g Purchasing Power Funding LLC 4 .370 10/15/25 983,434
Series - 2021 A (Class D)
7,407,458 g Purewest Funding LLC 4 .091 12/22/36 7,150,955
Series - 2021 1 (Class A1)
14,063 †,g,i Putnam RE PTE Ltd 7 .175 06/07/24 1
Series - 2020 A (Class )
1,250,000 g Regional Management Issuance Trust 3 .040 03/17/31 1,100,430
Series - 2021 1 (Class C)
800,000 g Regional Management Issuance Trust 5 .070 03/17/31 688,616
Series - 2021 1 (Class D)
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 2.500% 4 .195 06/06/25 478,700
Series - 2020 A (Class )
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 3.590% 5 .285 06/06/25 473,875
Series - 2020 A (Class )
2,400,000 g,i Sanders RE II Ltd U.S. Treasury Bill 3 M + 3.250% 4 .925 04/07/25 2,352,960
Series - 2020 A (Class )
4,553,370 †,g Settlement Fee Finance LLC 3 .840 11/01/49 4,390,679
Series - 2019 1A (Class A)
1,500,000 g,i Sierra Ltd U.S. Treasury Bill 3 M + 3.250% 4 .943 12/28/22 1,491,000
Series - 2020 A (Class )
610,813 g Sierra Timeshare Receivables Funding LLC 3 .650 06/20/35 604,061
Series - 2018 2A (Class B)
303,139 g Sierra Timeshare Receivables Funding LLC 4 .540 05/20/36 292,634
Series - 2019 2A (Class D)
2,472,211 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 2,296,658
Series - 2021 1A (Class C)
301,742 †,g SolarCity LMC 4 .800 11/20/38 289,189
Series - 2013 1 (Class A)
7,367,408 g Sonic Capital LLC 3 .845 01/20/50 6,952,248
Series - 2020 1A (Class A2I)
1,700,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 1,560,466
Series - 2020 1A (Class A2)
5,875,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,279,858
Series - 2021 1A (Class A2)
3,315,950 g START Ireland 5 .095 03/15/44 2,577,621
Series - 2019 1 (Class B)
1,471,640 g Start Ltd/Bermuda 5 .315 05/15/43 1,071,817
Series - 2018 1 (Class B)
4,995 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 2 .524 09/25/34 4,864
Series - 2004 8 (Class M1)
12,508 i Structured Asset Investment Loan Trust LIBOR 1 M + 1.000% 2 .624 09/25/34 12,346
Series - 2004 8 (Class A9)
7,671,250 g Taco Bell Funding LLC 4 .970 05/25/46 7,621,548
Series - 2016 1A (Class A23)
3,860,000 g Taco Bell Funding LLC 4 .940 11/25/48 3,692,198
Series - 2018 1A (Class A2II)
8,377,900 g Taco Bell Funding LLC 1 .946 08/25/51 7,298,961
Series - 2021 1A (Class A2I)
4,895,400 g Taco Bell Funding LLC 2 .294 08/25/51 4,104,959
Series - 2021 1A (Class A2II)
2,500,000 g,i TCW CLO Ltd LIBOR 3 M + 6.860% 6 .985 07/25/34 2,277,225
Series - 2021 2A (Class E)
5,279,468 g TES LLC 4 .330 10/20/47 4,945,365
Series - 2017 1A (Class A)
2,500,000 g TES LLC 7 .740 10/20/47 2,415,577
Series - 2017 1A (Class B)
475,000 g Tricon American Homes Trust 2 .049 07/17/38 435,923
Series - 2020 SFR1 (Class B)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,584,194 United Airlines Pass Through Trust 5 .875% 10/15/27 $ 6,468,901
Series - 2020 A (Class )
4,169,481 United Airlines Pass Through Trust 3 .700 03/01/30 3,684,383
Series - 2018 1 (Class A)
4,322,744 United Airlines Pass Through Trust 2 .700 05/01/32 3,685,689
Series - 2019 2 (Class AA)
450,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.750% 5 .448 12/07/23 448,200
Series - 2020 A (Class )
2,475,000 g VB-S1 Issuer Issuer LLC - VBTEL 4 .288 02/15/52 2,243,684
Series - 2022 1A (Class D)
6,311,905 g Vine 2 .790 11/15/50 5,729,634
Series - 2020 1A (Class A)
1,903,448 g Vine 6 .420 11/15/50 1,794,047
Series - 2020 1A (Class C)
3,200,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 3 .443 01/10/23 3,175,680
Series - 2020 A (Class )
2,000,000 g,i Vitality Re XII Ltd U.S. Treasury Bill 3 M + 2.250% 3 .945 01/07/25 1,954,400
Series - 2020 A (Class )
3,660,063 g Vivint Colar Financing V LLC 7 .370 04/30/48 3,590,038
Series - 2018 1A (Class B)
6,685,000 g Wendys Funding LLC 3 .884 03/15/48 6,296,722
Series - 2018 1A (Class A2II)
5,751,900 g Wendy's Funding LLC 2 .370 06/15/51 4,875,316
Series - 2021 1A (Class A2I)
3,628,580 g ZAXBY'S FUNDING LLC 3 .238 07/30/51 3,155,645
Series - 2021 1A (Class A2)
TOTAL ASSET BACKED 382,415,572
OTHER MORTGAGE BACKED - 10 .3%
183,251 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 173,768
Series - 2015 6 (Class A9)
28,785 Alternative Loan Trust 5 .250 11/25/33 27,108
Series - 2003 J3 (Class 1A3)
1,500,000 i BANK 4 .060 11/15/50 1,420,998
Series - 2017 BNK8 (Class B)
3,750,000 g BANK 2 .500 10/17/52 2,662,531
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .455 12/15/52 897,204
Series - 2019 BN23 (Class B)
1,713,875 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 1,491,363
Series - 2021 6 (Class A19)
4,500,000 g,i BBCMS Mortgage Trust 4 .409 08/05/38 3,381,955
Series - 2018 CHRS (Class E)
470,886 i Bear Stearns Commercial Mortgage Securities Trust 5 .214 02/11/41 465,411
Series - 2005 PWR7 (Class B)
1,769,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 1,541,627
Series - 2020 IG2 (Class AM)
2,800,000 g,i Benchmark Mortgage Trust 3 .231 09/15/48 2,495,692
Series - 2020 IG3 (Class AS)
5,000,000 g,i Benchmark Mortgage Trust 3 .654 09/15/48 4,545,905
Series - 2020 IG3 (Class BXA)
1,100,000 Benchmark Mortgage Trust 4 .267 03/15/52 1,069,640
Series - 2019 B9 (Class AS)
3,600,000 i Benchmark Mortgage Trust 4 .510 05/15/53 3,632,631
Series - 2018 B7 (Class A4)
9,000,000 g Benchmark Mortgage Trust 4 .139 07/15/53 7,765,543
Series - 2020 B18 (Class AGNF)
6,500,000 i Benchmark Mortgage Trust 2 .563 02/15/54 4,967,913
Series - 2021 B23 (Class C)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 10,711,940 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.920% 2 .244% 10/15/36 $ 10,523,320
Series - 2019 XL (Class A)
7,000,000 g,i BXP Trust 2 .868 01/15/44 5,008,132
Series - 2021 601L (Class D)
1,800,000 i CD Mortgage Trust 3 .879 11/10/49 1,675,668
Series - 2016 CD2 (Class B)
1,000,000 i CD Mortgage Trust 4 .114 11/10/49 881,792
Series - 2016 CD2 (Class C)
1,400,000 i CD Mortgage Trust 4 .699 02/10/50 1,270,070
Series - 2017 CD3 (Class C)
221,947 g,i CF Mortgage Trust 2 .840 04/15/25 215,016
Series - 2020 P1 (Class A1)
10,000,000 g,i CF Mortgage Trust 3 .603 04/15/52 10,067,754
Series - 2020 P1 (Class A2)
5,000,000 i CFCRE Commercial Mortgage Trust 3 .502 11/10/49 4,688,086
Series - 2016 C6 (Class AM)
139,036 Citicorp Mortgage Securities, Inc 5 .500 07/25/35 132,928
Series - 2005 4 (Class 1A7)
3,400,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 1.900% 3 .225 10/15/36 3,221,267
Series - 2021 PRM2 (Class D)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .134 04/10/46 1,976,250
Series - 2013 GC11 (Class C)
1,129,262 g,i Citigroup Commercial Mortgage Trust 4 .631 07/10/47 1,048,300
Series - 2014 GC23 (Class D)
2,600,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 2,509,136
Series - 2015 GC29 (Class B)
1,650,000 i Citigroup Commercial Mortgage Trust 4 .279 04/10/48 1,559,236
Series - 2015 GC29 (Class C)
1,425,000 Citigroup Commercial Mortgage Trust 4 .233 04/10/49 1,351,843
Series - 2016 GC37 (Class B)
1,020,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 912,162
Series - 2019 GC41 (Class AS)
122,166 i Citigroup Mortgage Loan Trust LIBOR 1 M + 0.750% 2 .374 01/25/36 122,101
Series - 2006 WFH1 (Class M4)
1,900,000 COMM Mortgage Trust 3 .101 03/10/46 1,890,742
Series - 2013 CR6 (Class A4)
1,091,000 g,i COMM Mortgage Trust 5 .063 08/10/46 1,076,847
Series - 2013 CR10 (Class C)
3,000,000 g,i COMM Mortgage Trust 5 .425 08/10/46 2,737,032
Series - 2013 LC13 (Class D)
5,000,000 COMM Mortgage Trust 4 .199 03/10/47 4,958,079
Series - 2014 UBS2 (Class AM)
1,120,000 COMM Mortgage Trust 4 .174 05/10/47 1,109,460
Series - 2014 CR17 (Class AM)
5,150,000 g,i COMM Mortgage Trust 4 .926 06/10/47 4,663,218
Series - 2014 UBS3 (Class D)
2,807,500 i COMM Mortgage Trust 4 .456 07/15/47 2,728,480
Series - 2014 CR18 (Class B)
1,500,000 g,i COMM Mortgage Trust 4 .854 08/10/47 1,371,931
Series - 2014 CR19 (Class D)
3,000,000 i COMM Mortgage Trust 4 .188 10/10/47 2,968,656
Series - 2014 LC17 (Class AM)
2,500,000 g COMM Mortgage Trust 3 .000 03/10/48 2,041,131
Series - 2015 CR22 (Class E)
2,600,000 g,i COMM Mortgage Trust 4 .207 03/10/48 2,348,765
Series - 2015 CR22 (Class D)
3,340,500 i COMM Mortgage Trust 4 .207 03/10/48 3,157,926
Series - 2015 CR22 (Class C)
1,000,000 COMM Mortgage Trust 3 .801 05/10/48 976,783
Series - 2015 CR23 (Class AM)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 i COMM Mortgage Trust 4 .428% 05/10/48 $ 2,210,839
Series - 2015 CR23 (Class D)
2,500,000 i COMM Mortgage Trust 3 .463 08/10/48 2,158,547
Series - 2015 CR24 (Class D)
3,000,000 i COMM Mortgage Trust 4 .522 08/10/48 2,831,009
Series - 2015 CR24 (Class C)
2,500,000 i COMM Mortgage Trust 4 .522 08/10/48 2,439,559
Series - 2015 CR24 (Class B)
3,175,000 i COMM Mortgage Trust 4 .621 10/10/48 3,029,033
Series - 2015 CR26 (Class C)
562,996 i Connecticut Avenue Securities LIBOR 1 M + 2.600% 4 .224 05/25/24 560,841
Series - 2014 C02 (Class 1M2)
5,054,223 i Connecticut Avenue Securities LIBOR 1 M + 3.000% 4 .624 07/25/24 5,034,888
Series - 2014 C03 (Class 1M2)
1,155,000 g,i Connecticut Avenue Securities Trust 2 .476 10/25/41 1,071,291
Series - 2021 R01 (Class 1M2)
2,800,000 g,i Connecticut Avenue Securities Trust 4 .226 11/25/41 2,394,787
Series - 2021 R02 (Class 2B1)
123,824 g,i Connecticut Avenue Securities Trust 2 .576 12/25/41 110,261
Series - 2021 R03 (Class 1M2)
1,850,000 g,i Connecticut Avenue Securities Trust 3 .676 12/25/41 1,552,602
Series - 2021 R03 (Class 1B1)
2,070,000 g,i Connecticut Avenue Securities Trust 3 .926 04/25/42 1,967,431
Series - 2022 R05 (Class 2M2)
317,283 i Countrywide Alternative Loan Trust LIBOR 1 M + 0.460% 2 .086 07/20/35 299,645
Series - 2005 24 (Class 4A1)
25,744 Countrywide Alternative Loan Trust 5 .000 12/25/56 25,330
Series - 2005 6CB (Class 2A1)
327,067 i Countrywide Home Loan Mortgage Pass Through Trust 2 .572 11/20/34 317,084
Series - 2004 HYB6 (Class A2)
21,049 Countrywide Home Loan Mortgage Pass Through Trust 5 .250 09/25/35 19,336
Series - 2005 17 (Class 1A10)
5,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 3,931,182
Series - 2019 CPT (Class E)
2,217,857 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 1,964,571
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3 .505 04/15/50 3,280,585
Series - 2015 C1 (Class A4)
1,799,583 g,i CSMC 2 .130 05/25/65 1,560,311
Series - 2021 NQM1 (Class M1)
1,850,000 g,i CSMC Series 3 .388 10/25/59 1,687,947
Series - 2019 NQM1 (Class M1)
5,065,000 DBJPM 3 .539 05/10/49 4,869,113
Series - 2016 C1 (Class AM)
3,400,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 3 .443 11/15/38 3,213,210
Series - 2021 ELP (Class E)
4,000,000 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 3 .624 10/15/38 3,698,687
Series - 2021 EQAZ (Class E)
897,545 g,i Flagstar Mortgage Trust 4 .049 10/25/47 862,440
Series - 2017 2 (Class B3)
60,430 g,i Flagstar Mortgage Trust 4 .000 09/25/48 59,565
Series - 2018 5 (Class A11)
1,387,059 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,159,068
Series - 2021 2 (Class A4)
1,840,045 g,i Flagstar Mortgage Trust 2 .500 06/01/51 1,536,529
Series - 2021 4 (Class A21)
9,260,375 g,i Flagstar Mortgage Trust 3 .000 10/25/51 8,213,211
Series - 2021 10INV (Class A17)
1,970,000 g,i Freddie Mac STACR REMIC Trust 2 .976 12/25/33 1,755,641
Series - 2021 HQA2 (Class M2)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,302,218 g,i Freddie Mac STACR REMIC Trust 2 .576% 01/25/34 $ 2,219,826
Series - 2021 DNA5 (Class M2)
2,690,000 g,i Freddie Mac STACR REMIC Trust 3 .426 01/25/42 2,277,564
Series - 2022 DNA1 (Class M2)
5,108,396 g,i Freddie Mac STACR REMIC Trust 3 .826 04/25/42 4,802,032
Series - 2022 DNA3 (Class M1B)
3,846,000 g,i GS Mortgage Securities Trust 4 .285 02/10/46 3,804,314
Series - 2013 GC10 (Class C)
2,250,000 i GS Mortgage Securities Trust 4 .116 10/10/49 2,048,584
Series - 2016 GS3 (Class C)
3,725,000 i GS Mortgage Securities Trust 4 .080 11/10/49 3,302,412
Series - 2016 GS4 (Class C)
3,800,000 i GS Mortgage Securities Trust 4 .158 02/10/52 3,678,682
Series - 2019 GC38 (Class AS)
1,500,000 i GS Mortgage Securities Trust 4 .761 02/10/52 1,390,854
Series - 2019 GC38 (Class C)
1,500,000 g,i GS Mortgage Securities Trust 3 .501 07/10/52 1,421,280
Series - 2019 GC40 (Class DBB)
4,500,000 g,i GS Mortgage Securities Trust 3 .668 07/10/52 4,195,423
Series - 2019 GC40 (Class DBC)
1,000,000 i GS Mortgage Securities Trust 3 .405 02/13/53 878,301
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 2,485,884
Series - 2020 GSA2 (Class A5)
67,536 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 66,450
Series - 2019 PJ2 (Class A1)
176,399 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 173,563
Series - 2019 PJ2 (Class A4)
381,801 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 351,922
Series - 2020 PJ2 (Class A4)
277,946 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 246,112
Series - 2020 PJ4 (Class A4)
214,979 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 188,799
Series - 2020 PJ5 (Class A4)
1,030,271 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 862,986
Series - 2020 PJ6 (Class A4)
2,896,857 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 2,423,423
Series - 2021 PJ5 (Class A4)
4,086,887 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,618,305
Series - 2022 PJ2 (Class A36)
281,526 g,i GS Mortgage-Backed Securities Trust 3 .642 05/25/50 249,208
Series - 2020 PJ1 (Class B2)
1,291,738 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 1,081,172
Series - 2021 PJ2 (Class A4)
7,730,893 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 6,453,518
Series - 2021 PJ6 (Class A4)
9,074,281 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,579,838
Series - 2021 PJ7 (Class A4)
4,554,919 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,812,740
Series - 2021 PJ8 (Class A4)
2,448,023 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 2,124,150
Series - 2022 INV1 (Class A4)
4,043,386 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 3,508,742
Series - 2022 HP1 (Class A4)
2,764,983 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 2,406,075
Series - 2022 PJ5 (Class A36)
231,839 g GSMPS Mortgage Loan Trust 7 .500 03/25/35 224,634
Series - 2005 RP2 (Class 1A2)
221,032 g GSMPS Mortgage Loan Trust 7 .500 09/25/35 214,661
Series - 2005 RP3 (Class 1A2)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 294,161 GSR Mortgage Loan Trust 6 .000% 01/25/35 $ 274,984
Series - 2005 1F (Class 3A3)
1,222,131 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 2 .232 08/19/45 1,138,664
Series - 2005 11 (Class 2A1A)
3,000,000 g,i Hudson Yards Mortgage Trust 3 .558 07/10/39 2,568,029
Series - 2019 30HY (Class D)
1,750,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 1,353,262
Series - 2019 55HY (Class F)
2,000,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 1,666,289
Series - 2019 55HY (Class D)
68,966 i Impac CMB Trust LIBOR 1 M + 0.660% 2 .284 03/25/35 66,751
Series - 2004 11 (Class 2A1)
897,220 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 853,420
Series - 2020 NQM1 (Class A3)
440,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 406,211
Series - 2020 NQM1 (Class M1)
4,810,000 g,i Imperial Fund Mortgage Trust 2 .383 06/25/56 3,825,319
Series - 2021 NQM1 (Class M1)
2,472,401 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 2,159,568
Series - 2022 INV3 (Class A6)
34,614 i JP Morgan Alternative Loan Trust LIBOR 1 M + 0.560% 2 .184 04/25/47 34,904
Series - 2007 S1 (Class A1)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .212 01/15/46 1,640,218
Series - 2013 C13 (Class D)
6,561 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
5 .604 07/15/46 6,540
Series - 2011 C4 (Class C)
1,719,000 i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .119 01/15/49 1,683,067
Series - 2015 JP1 (Class AS)
2,140,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .822 08/15/49 2,032,204
Series - 2016 JP2 (Class A4)
2,365,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .723 03/15/50 2,308,569
Series - 2017 JP5 (Class A5)
5,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,898,695
Series - 2017 JP7 (Class A3)
248,901 i JP Morgan Mortgage Trust 2 .284 11/25/33 243,564
Series - 2006 A2 (Class 5A3)
1,811,625 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 2 .174 12/25/44 1,790,215
Series - 2015 1 (Class B1)
78,563 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 74,867
Series - 2015 3 (Class A19)
390,731 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 362,014
Series - 2015 6 (Class A13)
194,894 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 184,450
Series - 2016 1 (Class A13)
220,189 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 207,692
Series - 2017 2 (Class A13)
553,839 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 510,304
Series - 2018 3 (Class A13)
219,934 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 203,452
Series - 2018 4 (Class A13)
998,059 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 922,443
Series - 2018 5 (Class A13)
759,946 g,i JP Morgan Mortgage Trust 3 .053 10/26/48 745,471
Series - 2017 5 (Class A2)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 897,780 g,i JP Morgan Mortgage Trust 3 .868% 12/25/48 $ 820,108
Series - 2018 6 (Class B4)
128,960 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 125,987
Series - 2018 8 (Class A13)
150,920 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 147,350
Series - 2018 9 (Class A13)
59,022 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 57,926
Series - 2019 1 (Class A3)
303,354 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 297,721
Series - 2019 1 (Class A15)
517,761 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 2 .574 10/25/49 511,306
Series - 2019 INV1 (Class A11)
2,446,108 g,i JP Morgan Mortgage Trust 3 .852 06/25/50 2,200,819
Series - 2020 1 (Class B2)
4,372,797 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,660,075
Series - 2021 6 (Class A15)
2,450,594 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 2,051,172
Series - 2021 7 (Class A15)
2,849,868 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,385,852
Series - 2021 8 (Class A15)
1,090,920 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 912,936
Series - 2021 10 (Class A15)
4,212,876 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,523,228
Series - 2021 11 (Class A15)
1,205,361 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 1,008,417
Series - 2021 12 (Class A15)
2,215,489 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 1,845,596
Series - 2021 INV6 (Class B1)
1,417,913 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 1,161,741
Series - 2021 INV6 (Class B2)
1,822,801 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,521,967
Series - 2021 14 (Class A15)
6,146,514 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 5,132,099
Series - 2021 15 (Class A15)
1,746,321 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 1,547,188
Series - 2022 2 (Class A25)
4,558,144 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 4,166,969
Series - 2022 LTV2 (Class A6)
458,463 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 455,658
Series - 2014 C23 (Class ASB)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3 .634 02/15/48 4,874,637
Series - 2015 C27 (Class AS)
6,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .766 08/15/48 5,744,856
Series - 2015 C31 (Class B)
2,500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .390 03/17/49 2,234,908
Series - 2016 C1 (Class D1)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 4,244,987
Series - 2020 COR7 (Class AS)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 9,584,992
Series - 2016 225L (Class A)
341,686 Master Alternative Loan Trust 7 .000 01/25/34 325,702
Series - 2004 1 (Class 3A1)
915,824 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 883,011
Series - 2014 C19 (Class LNC2)
850,782 Morgan Stanley Bank of America Merrill Lynch Trust 3 .338 03/15/48 830,661
Series - 2015 C21 (Class A4)
2,000,000 i Morgan Stanley Capital I Trust 3 .779 05/15/48 1,970,824
Series - 2015 MS1 (Class A4)
132,584 †,i Morgan Stanley Capital I Trust 6 .282 12/12/49 66,292
Series - 2007 IQ16 (Class AJFX)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 300,000 Morgan Stanley Capital I Trust 3 .587% 12/15/50 $ 288,991
Series - 2017 HR2 (Class A4)
2,150,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 2,115,816
Series - 2018 H3 (Class AS)
1,099,580 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 993,187
Series - 2021 4 (Class A4)
3,706,014 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 3,102,971
Series - 2021 5 (Class A9)
3,397,986 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 3,091,291
Series - 2021 6 (Class A4)
2,975,191 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,491,782
Series - 2021 6 (Class A9)
1,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 1,352,467
Series - 2019 PARK (Class E)
11,100,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 2 .824 07/15/36 10,932,850
Series - 2019 MILE (Class A)
3,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 3.500% 4 .824 07/15/36 2,866,084
Series - 2019 MILE (Class E)
4,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 5 .574 07/15/36 4,252,570
Series - 2019 MILE (Class F)
485,114 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 467,881
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 387,456
Series - 2019 NQM4 (Class M1)
146,096 i New York Mortgage Trust LIBOR 1 M + 0.480% 2 .104 02/25/36 144,280
Series - 2005 3 (Class A1)
650,000 g,i NLT Trust 2 .569 08/25/56 511,972
Series - 2021 INV2 (Class M1)
5,439,612 g,i OBX Trust 2 .500 07/25/51 4,538,704
Series - 2021 J2 (Class A19)
426,461 g,i OBX Trust LIBOR 1 M + 0.650% 2 .274 06/25/57 417,298
Series - 2018 1 (Class A2)
1,668,578 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,395,899
Series - 2021 1 (Class A19)
5,700,000 g One Bryant Park Trust 2 .516 09/15/54 4,925,124
Series - 2019 OBP (Class A)
2,700,000 g,i Onslow Bay Mortgage Loan Trust 2 .451 05/25/61 1,974,511
Series - 2021 NQM2 (Class M1)
6,925,150 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,769,072
Series - 2022 2 (Class A22)
1,520,000 g,i RCKT Mortgage Trust 3 .500 06/25/52 1,356,837
Series - 2022 4 (Class A22)
181,451 g,i Sequoia Mortgage Trust 3 .500 05/25/45 168,471
Series - 2015 2 (Class A1)
216,504 g,i Sequoia Mortgage Trust 3 .500 06/25/46 204,696
Series - 2016 1 (Class A19)
662,762 g,i Sequoia Mortgage Trust 3 .500 02/25/47 618,867
Series - 2017 2 (Class A19)
580,989 g,i Sequoia Mortgage Trust 3 .500 04/25/47 535,637
Series - 2017 3 (Class A19)
1,211,332 g,i Sequoia Mortgage Trust 3 .723 09/25/47 1,117,716
Series - 2017 6 (Class B1)
772,547 g,i Sequoia Mortgage Trust 3 .500 02/25/48 728,795
Series - 2018 2 (Class A19)
257,603 g,i Sequoia Mortgage Trust 3 .500 03/25/48 243,723
Series - 2018 3 (Class A1)
25,005 g,i Sequoia Mortgage Trust 4 .000 09/25/48 24,516
Series - 2018 7 (Class A19)
124,317 g,i Sequoia Mortgage Trust 4 .000 06/25/49 122,709
Series - 2019 2 (Class A19)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 728,068 g,i Sequoia Mortgage Trust 3 .500% 12/25/49 $ 679,682
Series - 2019 5 (Class A19)
2,003,908 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,761,053
Series - 2020 3 (Class A19)
2,501,905 g,i Sequoia Mortgage Trust 2 .500 06/25/51 2,091,093
Series - 2021 4 (Class A19)
310,854 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 292,907
Series - 2017 2 (Class A1)
15,415,000 g SLG Office Trust 2 .851 07/15/41 11,926,855
Series - 2021 OVA (Class E)
4,340,657 g,i SMR Mortgage Trust 3 .679 02/15/39 4,186,195
Series - 2022 IND (Class B)
3,500,000 g,i Spruce Hill Mortgage Loan Trust 3 .827 01/28/50 3,276,219
Series - 2020 SH1 (Class B1)
6,585,000 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .026 10/25/33 6,089,381
Series - 2021 DNA3 (Class M2)
12,859 g,i STACR 3 .761 02/25/48 12,618
Series - 2018 SPI1 (Class M2)
226,398 g,i STACR 3 .827 05/25/48 222,421
Series - 2018 SPI2 (Class M2)
219,003 g,i STACR 3 .827 05/25/48 217,235
Series - 2018 SPI2 (Class M2B)
1,425,000 g,i STACR LIBOR 1 M + 2.700% 4 .324 10/25/49 1,350,125
Series - 2019 DNA4 (Class B1)
4,456,000 g,i STACR LIBOR 1 M + 2.500% 4 .124 02/25/50 3,811,989
Series - 2020 DNA2 (Class B1)
1,773,706 UBS-Barclays Commercial Mortgage Trust 2 .850 12/10/45 1,772,606
Series - 2012 C4 (Class A5)
1,000,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 974,273
Series - 2013 C5 (Class B)
930,000 g,i Verus Securitization Trust 3 .207 11/25/59 922,621
Series - 2019 4 (Class M1)
601,638 g Verus Securitization Trust 1 .733 05/25/65 562,736
Series - 2020 5 (Class A3)
315,831 g Verus Securitization Trust 2 .321 05/25/65 302,216
Series - 2020 4 (Class A3)
3,065,962 g,i Verus Securitization Trust 2 .240 10/25/66 2,711,635
Series - 2021 7 (Class A3)
13,031,000 g,i Verus Securitization Trust 3 .288 11/25/66 10,870,299
Series - 2021 8 (Class M1)
1,700,000 g,i VNDO Trust 4 .033 01/10/35 1,437,862
Series - 2016 350P (Class E)
840,905 g VSE VOI Mortgage LLC 4 .020 02/20/36 822,523
Series - 2018 A (Class C)
9,341 i Washington Mutual Mortgage Pass-Through
Certificates Trust
5 .858 08/25/38 9,074
Series - 2004 RA3 (Class 2A)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .288 05/15/48 1,819,287
Series - 2015 NXS1 (Class D)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 1,046,480
Series - 2015 NXS3 (Class D)
94,038 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 92,569
Series - 2019 2 (Class A17)
185,629 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 162,809
Series - 2020 4 (Class A17)
7,183,902 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 6,001,575
Series - 2021 2 (Class A17)
1,358,550 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 1,208,559
Series - 2021 INV1 (Class A17)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 7,779,161 g,i Wells Fargo Mortgage Backed Securities Trust 3 .320% 08/25/51 $ 6,214,131
Series - 2021 INV1 (Class B2)
1,353,880 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,129,908
Series - 2022 2 (Class A18)
1,767,469 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 1,537,998
Series - 2022 INV1 (Class A18)
3,061,561 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 2,757,720
Series - 2022 INV1 (Class A17)
5,277,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 5,187,286
Series - 2014 C24 (Class A5)
2,000,000 WF-RBS Commercial Mortgage Trust 3 .337 06/15/46 1,969,164
Series - 2013 C14 (Class A5)
108,091 g,i WinWater Mortgage Loan Trust 3 .908 06/20/44 101,332
Series - 2014 1 (Class B4)
2,792,059 g,i Woodward Capital Management 3 .000 05/25/52 2,419,236
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 489,187,393
TOTAL STRUCTURED ASSETS 871,602,965
(Cost $965,888,327)
TOTAL BONDS 4,472,456,027
(Cost $4,962,391,001)
SHARES COMPANY
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
ENERGY - 0 .0%
1,538 *,† Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
MATERIALS - 0 .0%
415,953 * Petra Diamonds Ltd 455,870
TOTAL MATERIALS 455,870
RETAILING - 0 .0%
7,034 * Men's Wearhouse LLC 15,169
TOTAL RETAILING 15,169
TOTAL COMMON STOCKS 471,054
(Cost $889,413)
PREFERRED STOCKS - 0.2%
BANKS - 0 .1%
200,000 i Wintrust Financial Corp 5,166,000
TOTAL BANKS 5,166,000
DIVERSIFIED FINANCIALS - 0 .1%
34,686 e Morgan Stanley 878,943
108,701 e Morgan Stanley 2,800,138
TOTAL DIVERSIFIED FINANCIALS 3,679,081
TOTAL PREFERRED STOCKS 8,845,081
(Cost $8,826,338)

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 9.8%
GOVERNMENT AGENCY DEBT - 5 .2%
$ 5,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 07/12/22 $ 4,997,876
11,000,000 FFCB 0 .000 07/25/22 10,989,809
19,230,000 FFCB 0 .000 09/01/22 19,167,118
20,000,000 Federal Home Loan Bank (FHLB) 0 .000 07/11/22 19,992,278
10,000,000 FHLB 0 .000 07/18/22 9,993,437
10,300,000 FHLB 0 .000 07/19/22 10,292,843
20,600,000 FHLB 0 .000 08/03/22 20,567,822
9,070,000 FHLB 0 .000 08/09/22 9,053,259
117,315,000 FHLB 0 .000 08/19/22 117,043,004
5,000,000 FHLB 0 .000 12/21/22 4,936,624
10,000,000 FHLB 0 .000 12/28/22 9,868,154
10,000,000 FHLB 0 .000 02/27/23 9,821,965
TOTAL GOVERNMENT AGENCY DEBT 246,724,189
REPURCHASE AGREEMENT - 2 .3%
108,065,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 108,065,000
TOTAL REPURCHASE AGREEMENT 108,065,000
TREASURY DEBT - 0 .6%
10,000,000 United States Cash Management Bill 0 .000 07/05/22 9,999,034
10,000,000 United States Treasury Bill 0 .000 08/11/22 9,985,337
1,440,000 United States Treasury Bill 0 .000 08/25/22 1,436,843
10,000,000 United States Treasury Bill 0 .000 10/06/22 9,953,117
TOTAL TREASURY DEBT 31,374,331
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .7%
79,711,075 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 79,711,075
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 79,711,075
TOTAL SHORT-TERM INVESTMENTS 465,874,595
(Cost $466,111,807)
TOTAL INVESTMENTS - 106.0% 5,023,959,599
(Cost $5,521,002,480)
OTHER ASSETS & LIABILITIES, NET - (6.0)% (285,716,641)
NET ASSETS - 100.0% $ 4,738,242,958
CNY Chinese Yuan
DOP Dominican Republic Peso
EUR Euro
GHS Ghanaian Cedi
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RUB Russian Ruble
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand

Portfolio of investments (unaudited)
Core Plus Bond Fund June 30, 2022

TIAA-CREF Funds
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $82,999,582.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $1,459,873,414 or 30.8% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $108,065,000 on 7/1/22, collateralized by Government Agency
Securities, with coupon rate 0.375% and maturity dates 11/30/25–12/31/25, valued at $110,226,310.

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2022

TIAA-CREF Funds
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
LONG-TERM MUNICIPAL BONDS - 97.6%
ALABAMA
-
2 .4%
$ 250,000 Black Belt Energy Gas District 4 .000% 12/01/27 $ 259,896
500,000 City of Birmingham AL 5 .000 12/01/29 561,385
500,000 City of Birmingham AL 5 .000 12/01/30 559,053
630,000 County of Mobile AL 5 .000 02/01/34 703,272
2,900,000 Lower Alabama Gas District 4 .000 12/01/50 2,942,825
1,000,000 University of South Alabama 5 .000 11/01/31 1,086,625
TOTAL ALABAMA 6,113,056
ALASKA
-
1 .3%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 539,020
2,570,000 Borough of Matanuska-Susitna AK 5 .000 09/01/25 2,763,926
TOTAL ALASKA 3,302,946
ARIZONA
-
0 .9%
2,000,000 Chandler Industrial Development Authority 5 .000 06/01/49 2,093,027
190,000 Pinal County Electric District No 3 5 .000 07/01/33 205,834
TOTAL ARIZONA 2,298,861
ARKANSAS
-
0 .4%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,094,898
TOTAL ARKANSAS 1,094,898
CALIFORNIA
-
4 .5%
1,090,000 California County Tobacco Securitization Agency 4 .000 06/01/36 1,067,004
365,000 California Educational Facilities Authority 5 .000 12/01/29 392,602
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,588,198
185,000 California Municipal Finance Authority 4 .000 07/15/29 174,357
65,000 g California School Finance Authority 5 .000 08/01/25 70,401
650,000 g California School Finance Authority 5 .000 08/01/25 688,885
225,000 g California Statewide Communities Development
Authority
5 .000 12/01/28 231,049
2,000,000 City of Los Angeles Department of Airports 5 .000 05/15/27 2,166,253
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/36 1,089,504
195,000 Long Beach Community College District 3 .000 08/01/37 172,843
450,000 Palmdale Community Redevelopment Agency 5 .000 09/01/25 485,377
415,000 Palmdale Community Redevelopment Agency 5 .000 09/01/31 451,172
750,000 San Diego Public Facilities Financing Authority 5 .000 10/15/31 803,221
1,405,000 San Francisco City & County Airport Comm-San
Francisco International Airport
5 .000 05/01/31 1,557,661
500,000 Santee CDC Successor Agency 5 .000 08/01/27 547,520
TOTAL CALIFORNIA 11,486,047
COLORADO
-
1 .6%
1,500,000 City & County of Denver CO Airport System Revenue 5 .000 11/15/30 1,620,331
590,000 City & County of Denver CO Airport System Revenue 5 .000 12/01/31 637,281
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 257,350
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 337,096
1,000,000 Interlocken Metropolitan District 5 .000 12/01/27 1,113,534
TOTAL COLORADO 3,965,592
CONNECTICUT
-
4 .3%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,294,559
765,000 Capital Region Development Authority 5 .000 06/15/33 827,689
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,120,922
495,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/27 541,592
630,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/29 656,873

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
CONNECTICUT—continued
$ 330,000 Connecticut State Health & Educational Facilities
Authority
5 .000% 07/01/30 $ 341,980
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/32 375,503
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/33 373,762
300,000 Connecticut State Higher Education Supplement Loan
Authority
5 .000 11/15/25 326,600
250,000 Connecticut State Higher Education Supplement Loan
Authority
5 .000 11/15/26 277,363
500,000 State of Connecticut Special Tax Revenue 5 .000 05/01/30 572,953
1,000,000 State of Connecticut Special Tax Revenue 5 .000 05/01/34 1,117,579
2,000,000 University of Connecticut 5 .000 03/15/28 2,160,169
TOTAL CONNECTICUT 10,987,544
DISTRICT OF COLUMBIA
-
3 .2%
955,000 District of Columbia 5 .000 04/01/27 1,041,523
2,680,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/28 2,969,684
3,800,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/32 4,223,169
TOTAL DISTRICT OF COLUMBIA 8,234,376
FLORIDA
-
6 .4%
1,000,000 Alachua County Health Facilities Authority 5 .000 12/01/31 1,087,018
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/27 273,396
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/28 271,139
1,500,000 County of Miami-Dade FL Aviation Revenue 4 .000 10/01/36 1,474,067
3,000,000 Escambia County Health Facilities Authority 5 .000 08/15/32 3,197,806
715,000 g Florida Development Finance Corp 6 .750 12/01/56 706,720
305,000 Greater Orlando Aviation Authority 5 .000 10/01/26 329,629
795,000 Greater Orlando Aviation Authority 5 .000 10/01/26 873,164
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 188,786
185,000 Hillsborough County Aviation Authority 5 .000 10/01/32 198,456
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 202,840
400,000 Hillsborough County Port District 5 .000 06/01/29 435,087
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,071,093
210,000 Miami-Dade County Educational Facilities Authority 5 .000 04/01/28 229,503
1,375,000 Miami-Dade County Expressway Authority 5 .000 07/01/31 1,461,780
255,000 Miami-Dade County Health Facilities Authority 4 .000 08/01/37 248,050
500,000 Pinellas County School Board 4 .000 07/01/36 512,084
2,180,000 Port St. Lucie Community Redevelopment Agency 5 .000 01/01/26 2,360,717
500,000 School District of Broward County 5 .000 07/01/31 542,062
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 578,277
TOTAL FLORIDA 16,241,674
GEORGIA
-
4 .2%
1,250,000 Brookhaven Development Authority 5 .000 07/01/27 1,397,782
1,110,000 Burke County Development Authority 2 .250 10/01/32 1,103,194
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 984,866
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,225,297
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,063,484
250,000 Georgia Municipal Association, Inc 5 .000 12/01/30 277,211
1,000,000 Glynn-Brunswick Memorial Hospital Authority 5 .000 08/01/47 1,008,488
1,020,000 Main Street Natural Gas, Inc 4 .000 08/01/49 1,048,684
2,500,000 Municipal Electric Authority of Georgia 5 .000 01/01/62 2,599,774
TOTAL GEORGIA 10,708,780
GUAM
-
0 .2%
200,000 Port Authority of Guam 5 .000 07/01/29 216,113

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
GUAM—continued
$ 200,000 Port Authority of Guam 5 .000% 07/01/30 $ 214,787
TOTAL GUAM 430,900
HAWAII
-
1 .4%
1,275,000 City & County of Honolulu HI 5 .000 09/01/27 1,438,737
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/29 1,089,017
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 1,030,598
TOTAL HAWAII 3,558,352
ILLINOIS
-
12 .2%
1,500,000 Chicago Board of Education 5 .000 12/01/26 1,565,585
1,335,000 Chicago Board of Education 4 .000 12/01/27 1,324,720
500,000 Chicago Housing Authority 5 .000 01/01/33 539,561
2,000,000 Chicago Midway International Airport 5 .000 01/01/26 2,122,444
300,000 Chicago O'Hare International Airport 5 .000 01/01/28 322,565
1,000,000 Chicago O'Hare International Airport 5 .000 01/01/32 1,031,057
300,000 Chicago Transit Authority 5 .000 06/01/28 329,554
3,250,000 City of Chicago IL 5 .000 01/01/28 3,452,506
1,000,000 City of Chicago IL 4 .000 01/01/35 954,883
1,000,000 City of Chicago IL Wastewater Transmission Revenue 5 .000 01/01/26 1,077,343
1,250,000 City of Chicago IL, GO 5 .000 01/01/29 1,325,681
1,500,000 City of Chicago IL, GO 5 .500 01/01/35 1,547,298
650,000 City of Chicago IL, GO 5 .500 01/01/37 669,771
500,000 City of Chicago IL, GO 5 .500 01/01/42 514,316
150,000 Cook County School District No 78 Rosemont 5 .000 12/01/31 172,856
1,750,000 County of Cook IL 5 .000 11/15/31 1,881,806
1,160,000 County of Cook IL Sales Tax Revenue 5 .000 11/15/36 1,258,356
700,000 Illinois State Toll Highway Authority 4 .000 01/01/42 682,673
630,000 Illinois State Toll Highway Authority 4 .000 01/01/46 606,827
305,000 Metropolitan Pier & Exposition Authority 4 .000 06/15/52 262,546
2,000,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .000 12/01/30 2,208,987
1,500,000 Sales Tax Securitization Corp 5 .000 01/01/30 1,627,727
115,000 Sales Tax Securitization Corp 2 .857 01/01/31 102,891
2,000,000 State of Illinois 5 .000 06/01/28 2,121,836
1,500,000 State of Illinois 5 .000 03/01/37 1,575,136
250,000 Village of Broadview IL 5 .000 12/01/28 280,927
200,000 Village of Broadview IL 5 .000 12/01/29 223,690
545,000 Village of Broadview IL 5 .000 12/01/30 610,121
745,000 Village of Broadview IL 5 .000 12/01/33 827,510
TOTAL ILLINOIS 31,221,173
INDIANA
-
0 .6%
1,365,000 City of Whiting IN 5 .000 12/01/44 1,468,803
TOTAL INDIANA 1,468,803
IOWA
-
0 .2%
475,000 Iowa Higher Education Loan Authority 5 .000 10/01/27 531,653
TOTAL IOWA 531,653
KENTUCKY
-
1 .1%
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,375,542
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,374,484
TOTAL KENTUCKY 2,750,026
LOUISIANA
-
1 .2%
480,000 City of New Orleans LA Sewerage Service Revenue 4 .000 06/01/36 497,066
750,000 Louisiana Local Government Environmental Facilities &
Community Development Authority
5 .000 10/01/27 817,532
500,000 New Orleans Aviation Board 5 .000 10/01/33 547,457

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
LOUISIANA—continued
$ 1,250,000 St. Tammany Parish Hospital Service District No 5 .000% 07/01/33 $ 1,327,277
TOTAL LOUISIANA 3,189,332
MAINE
-
0 .0%
750,000 †,g,q Finance Authority of Maine 5 .375 12/15/33 10,425
TOTAL MAINE 10,425
MARYLAND
-
0 .8%
2,000,000 County of Baltimore MD 4 .000 01/01/29 2,103,453
TOTAL MARYLAND 2,103,453
MASSACHUSETTS
-
1 .2%
500,000 Massachusetts Development Finance Agency 5 .000 12/01/29 532,795
2,100,000 University of Massachusetts Building Authority 5 .000 11/01/29 2,426,912
TOTAL MASSACHUSETTS 2,959,707
MICHIGAN
-
3 .8%
500,000 Charlotte Public School District 4 .000 05/01/36 516,925
2,000,000 Michigan Finance Authority 5 .000 04/01/25 2,138,321
2,000,000 Michigan Finance Authority 5 .000 11/15/28 2,148,544
1,000,000 Michigan Finance Authority 5 .000 12/01/36 1,101,003
1,750,000 State of Michigan Trunk Line Revenue 5 .000 11/15/30 2,036,323
1,250,000 Wayne County Airport Authority 5 .000 12/01/29 1,364,655
385,000 Wayne County Airport Authority 5 .000 12/01/29 427,566
TOTAL MICHIGAN 9,733,337
MINNESOTA
-
0 .7%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,122,991
70,000 Duluth Economic Development Authority 5 .000 02/15/33 73,865
500,000 Northern Municipal Power Agency 5 .000 01/01/28 544,244
TOTAL MINNESOTA 1,741,100
MISSISSIPPI
-
1 .3%
1,045,000 Mississippi Development Bank 5 .000 03/01/26 1,139,439
1,000,000 Mississippi Development Bank 5 .000 06/01/27 1,109,352
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,057,397
TOTAL MISSISSIPPI 3,306,188
MISSOURI
-
2 .9%
1,225,000 City of Kansas City MO 5 .000 10/01/26 1,319,413
2,500,000 City of Kansas City MO Sanitary Sewer System Revenue 3 .000 01/01/37 2,175,090
1,000,000 City of St. Louis MO Parking Revenue 5 .000 12/15/26 1,087,902
900,000 Health & Educational Facilities Authority of the State
of Missouri
5 .000 02/15/28 986,142
1,745,000 St. Louis Municipal Finance Corp 5 .000 02/15/26 1,897,986
TOTAL MISSOURI 7,466,533
NEVADA
-
0 .4%
1,000,000 Las Vegas Redevelopment Agency 5 .000 06/15/26 1,066,042
TOTAL NEVADA 1,066,042
NEW HAMPSHIRE
-
0 .1%
130,000 New Hampshire Business Finance Authority 5 .000 04/01/31 143,146
TOTAL NEW HAMPSHIRE 143,146
NEW JERSEY
-
5 .9%
350,000 Gloucester County Improvement Authority 5 .000 07/01/34 388,932
1,000,000 New Jersey Economic Development Authority 5 .000 06/15/27 1,079,149
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,649,521
1,000,000 New Jersey Educational Facilities Authority 5 .000 07/01/27 1,078,690
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,070,262
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 811,796

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
NEW JERSEY—continued
$ 1,120,000 New Jersey Transportation Trust Fund Authority 4 .000% 06/15/34 $ 1,121,092
4,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 4,229,029
1,000,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/36 995,309
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,002,372
500,000 South Jersey Port Corp 5 .000 01/01/48 505,248
TOTAL NEW JERSEY 14,931,400
NEW YORK
-
5 .9%
1,000,000 Brooklyn Arena Local Development Corp 5 .000 07/15/26 1,033,841
10,000 Metropolitan Transportation Authority 4 .000 11/15/34 9,580
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,287,456
160,000 New York City Industrial Development Agency 3 .000 01/01/46 123,392
1,750,000 New York State Dormitory Authority 5 .000 07/01/33 1,834,594
1,000,000 New York State Urban Development Corp 5 .000 03/15/35 1,112,059
375,000 New York Transportation Development Corp 5 .000 07/01/30 386,766
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,048,146
1,000,000 New York Transportation Development Corp 5 .000 08/01/31 993,486
715,000 New York Transportation Development Corp 5 .000 01/01/36 722,136
505,000 New York Transportation Development Corp 5 .000 12/01/36 530,889
635,000 New York Transportation Development Corp 5 .000 12/01/36 660,273
1,500,000 Port Authority of New York & New Jersey 5 .000 07/15/31 1,664,301
1,000,000 Port Authority of New York & New Jersey 4 .000 11/01/34 993,380
1,000,000 Port Authority of New York & New Jersey 5 .000 11/01/35 1,086,892
1,625,000 Port Authority of New York & New Jersey 4 .000 07/15/36 1,589,999
TOTAL NEW YORK 15,077,190
NORTH CAROLINA
-
1 .6%
1,355,000 County of Duplin NC 5 .000 04/01/27 1,465,222
1,000,000 North Carolina Capital Facilities Finance Agency 5 .000 05/01/31 1,121,530
210,000 North Carolina Medical Care Commission 4 .000 02/01/36 208,408
255,000 North Carolina Medical Care Commission 3 .000 07/01/36 229,624
1,000,000 The Charlotte-Mecklenburg Hospital Authority 5 .000 01/15/26 1,089,627
TOTAL NORTH CAROLINA 4,114,411
NORTH DAKOTA
-
0 .4%
1,000,000 North Dakota Housing Finance Agency 2 .400 01/01/26 990,609
TOTAL NORTH DAKOTA 990,609
OHIO
-
2 .8%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,101,086
1,000,000 City of Cleveland OH Airport System Revenue 5 .000 01/01/27 1,081,772
200,000 City of Cleveland OH Income Tax Revenue 5 .000 10/01/27 223,854
250,000 City of Cleveland OH Income Tax Revenue 5 .000 10/01/28 280,208
240,000 City of Toledo OH 4 .000 12/01/29 256,280
250,000 City of Toledo OH 4 .000 12/01/30 268,010
200,000 City of Toledo OH 4 .000 12/01/31 213,038
1,500,000 County of Miami OH 5 .000 08/01/32 1,601,424
725,000 County of Montgomery OH 5 .000 08/01/36 781,184
300,000 Lebanon City School District 3 .000 12/01/36 270,815
700,000 Miami University 5 .000 09/01/28 787,585
175,000 State of Ohio 5 .000 01/15/35 189,413
TOTAL OHIO 7,054,669
OKLAHOMA
-
0 .8%
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 742,175
1,500,000 Oklahoma Development Finance Authority 5 .250 08/15/48 1,350,265
TOTAL OKLAHOMA 2,092,440
OREGON
-
0 .6%
3,000,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 219,000
1,000,000 †,q Oregon State Business Development Commission 11 .500 04/01/31 60,000

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
OREGON—continued
$ 625,000 †,g Oregon State Business Development Commission 9 .000% 04/01/37 $ 45,625
1,000,000 Tri-County Metropolitan Transportation District of
Oregon
5 .000 10/01/28 1,116,886
TOTAL OREGON 1,441,511
PENNSYLVANIA
-
3 .1%
1,100,000 Allegheny County Higher Education Building Authority 5 .000 03/01/29 1,165,488
740,000 Coatesville School District 5 .000 08/01/25 798,738
500,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/25 520,812
500,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/26 526,296
670,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/30 704,689
500,000 Pennsylvania Economic Development Financing
Authority
5 .000 10/15/34 554,476
415,000 Pittsburgh Water & Sewer Authority 5 .000 09/01/27 462,952
1,500,000 School District of the City of Erie 5 .000 04/01/28 1,671,748
500,000 South Wayne County Water and Sewer Authority 4 .000 02/15/37 506,329
915,000 Township of Northampton PA 4 .000 05/15/33 935,020
TOTAL PENNSYLVANIA 7,846,548
RHODE ISLAND
-
0 .4%
825,000 Rhode Island Commerce Corp 5 .000 06/15/27 912,127
TOTAL RHODE ISLAND 912,127
SOUTH CAROLINA
-
2 .0%
2,000,000 Center for Arts & Health Sciences Public Facilities Corp 4 .000 10/01/37 2,056,533
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/27 290,869
170,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/28 189,013
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/29 297,644
500,000 South Carolina Public Service Authority 4 .000 12/01/37 487,259
890,000 South Carolina Public Service Authority 4 .000 12/01/40 846,750
1,000,000 Spartanburg Regional Health Services District 4 .000 04/15/37 992,623
TOTAL SOUTH CAROLINA 5,160,691
TENNESSEE
-
1 .3%
180,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4 .000 05/01/37 175,729
2,305,000 Metropolitan Nashville Airport Authority 5 .000 07/01/35 2,477,841
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 766,657
TOTAL TENNESSEE 3,420,227
TEXAS
-
9 .5%
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/28 382,378
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/29 384,434
400,000 Atascosa County Industrial Development Corp 5 .000 12/15/30 441,145
1,100,000 Central Texas Regional Mobility Authority 5 .000 01/01/27 1,195,244
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,311,651
750,000 Central Texas Regional Mobility Authority 4 .000 01/01/36 737,633
400,000 City of Austin TX Airport System Revenue 5 .000 11/15/27 435,700
900,000 City of Austin TX Airport System Revenue 5 .000 11/15/39 930,334
1,000,000 City of El Paso TX 4 .000 08/15/35 1,016,597
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,190,140
1,970,000 City of Houston TX 5 .000 03/01/32 2,148,743
3,000,000 City of Houston TX Combined Utility System Revenue 5 .000 11/15/29 3,459,807
1,000,000 Conroe Independent School District 2 .500 02/15/37 851,609
500,000 County of Galveston TX 4 .000 02/01/38 504,765
150,000 Harris County Toll Road Authority 4 .000 08/15/36 153,045
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,101,503
420,000 Port Freeport TX 5 .000 06/01/28 459,718
825,000 Port Freeport TX 5 .000 06/01/29 901,064
865,000 Port Freeport TX 5 .000 06/01/30 941,432
935,000 Port Freeport TX 5 .000 06/01/32 1,016,746
2,500,000 Texas Private Activity Bond Surface Transportation Corp 5 .000 12/31/35 2,593,043

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2022

TIAA-CREF Funds
concluded
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
TEXAS—continued
$ 1,000,000 University of North Texas 5 .000% 04/15/27 $ 1,109,498
TOTAL TEXAS 24,266,229
UTAH
-
1 .0%
475,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/31 511,722
1,000,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/32 1,071,498
1,000,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/33 1,065,677
TOTAL UTAH 2,648,897
VIRGIN ISLANDS
-
1 .9%
2,000,000 g Virgin Islands Public Finance Authority 5 .000 09/01/25 2,117,810
2,500,000 g Virgin Islands Public Finance Authority 5 .000 09/01/33 2,636,226
TOTAL VIRGIN ISLANDS 4,754,036
VIRGINIA
-
0 .2%
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 414,927
TOTAL VIRGINIA 414,927
WASHINGTON
-
1 .6%
500,000 Klickitat County Public Utility District No 5 .000 12/01/27 562,116
1,000,000 Pend Oreille County Public Utility District No  Box
Canyon
5 .000 01/01/29 1,068,475
1,000,000 Pierce County School District No 403 Bethel 4 .000 12/01/37 1,044,939
1,500,000 Washington Health Care Facilities Authority 4 .000 10/01/42 1,540,964
TOTAL WASHINGTON 4,216,494
WEST VIRGINIA
-
1 .3%
1,000,000 West Virginia Higher Education Policy Commission 5 .000 07/01/27 1,115,739
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 813,737
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,308,167
TOTAL WEST VIRGINIA 3,237,643
TOTAL LONG-TERM MUNICIPAL BONDS 248,693,993
(Cost $267,464,845)
TOTAL INVESTMENTS - 97.6% 248,693,993
(Cost $267,464,845)
OTHER ASSETS & LIABILITIES, NET - 2.4% 6,110,692
NET ASSETS - 100.0% $ 254,804,685
GO General Obligation
†
Security is categorized as Level 3 in the fair value hierarchy.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $6,726,141 or 2.6% of net assets.
q
In default

Green Bond Fund June 30, 2022
Portfolio of investments (unaudited)

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.9%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .5%
$ 495,000 i LTR Intermediate Holdings, Inc LIBOR  3M + 4.500% 5 .506% 05/05/28 $ 452,099
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 452,099
UTILITIES - 1 .4%
461,237 i Exgen Renewables IV LLC LIBOR  3M + 2.500% 4 .080 12/15/27 443,710
1,000,000 i TerraForm Power Operating LLC SOFR 3M + 2.750% 4 .161 05/20/29 973,750
TOTAL UTILITIES 1,417,460
TOTAL BANK LOAN OBLIGATIONS 1,869,559
(Cost $1,934,599)
BONDS - 91.7%
CORPORATE BONDS - 49.0%
AUTOMOBILES & COMPONENTS - 0 .5%
250,000 Ford Motor Co 3 .250 02/12/32 186,975
350,000 g Hyundai Capital Services, Inc 1 .250 02/08/26 314,780
TOTAL AUTOMOBILES & COMPONENTS 501,755
BANKS - 4 .7%
1,200,000 g ABN AMRO Bank NV 2 .470 12/13/29 1,022,779
250,000 g Bank Hapoalim BM 3 .255 01/21/32 213,750
250,000 Bank of America Corp 0 .981 09/25/25 231,298
475,000 Bank of America Corp 2 .456 10/22/25 452,440
1,000,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 902,002
250,000 Citigroup, Inc 0 .776 10/30/24 238,324
1,000,000 g ING Groep NV 1 .400 07/01/26 908,376
250,000 g Itau Unibanco Holding S.A. 3 .875 04/15/31 219,934
250,000 NatWest Group plc 2 .359 05/22/24 245,517
200,000 g Shinhan Financial Group Co Ltd 3 .340 02/05/30 193,014
TOTAL BANKS 4,627,434
CAPITAL GOODS - 2 .8%
500,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 450,000
250,000 Johnson Controls International plc 1 .750 09/15/30 203,263
625,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 618,417
1,000,000 Xylem, Inc 1 .950 01/30/28 883,197
755,000 Xylem, Inc 2 .250 01/30/31 629,051
TOTAL CAPITAL GOODS 2,783,928
CONSUMER DURABLES & APPAREL - 0 .2%
250,000 Whirlpool Corp 2 .400 05/15/31 207,223
TOTAL CONSUMER DURABLES & APPAREL 207,223
CONSUMER SERVICES - 1 .9%
250,000 Conservation Fund 3 .474 12/15/29 230,824
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 2 .366 02/01/24 258,885
500,000 Nature Conservancy 1 .511 07/01/29 424,226
1,000,000 Nature Conservancy 3 .957 03/01/52 916,296
TOTAL CONSUMER SERVICES 1,830,231
DIVERSIFIED FINANCIALS - 1 .6%
280,000 g Starwood Property Trust, Inc 3 .750 12/31/24 254,800
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 865,711

Portfolio of investments (unaudited)
Green Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 500,000 g WLB Asset II C Pte Ltd 3 .900% 12/23/25 $ 478,429
TOTAL DIVERSIFIED FINANCIALS 1,598,940
ENERGY - 0 .2%
270,000 e,g Sunnova Energy Corp 5 .875 09/01/26 234,902
TOTAL ENERGY 234,902
FOOD & STAPLES RETAILING - 1 .6%
250,000 SYSCO Corp 2 .400 02/15/30 213,201
1,575,000 Walmart, Inc 1 .800 09/22/31 1,337,183
TOTAL FOOD & STAPLES RETAILING 1,550,384
FOOD, BEVERAGE & TOBACCO - 1 .0%
250,000 g NBM US Holdings, Inc 6 .625 08/06/29 240,000
1,000,000 PepsiCo, Inc 2 .875 10/15/49 793,967
TOTAL FOOD, BEVERAGE & TOBACCO 1,033,967
HEALTH CARE EQUIPMENT & SERVICES - 1 .0%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 775,378
250,000 Stanford Health Care 3 .027 08/15/51 190,309
TOTAL HEALTH CARE EQUIPMENT & SERVICES 965,687
INSURANCE - 0 .6%
600,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 603,000
TOTAL INSURANCE 603,000
MATERIALS - 3 .0%
250,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 204,375
525,000 g Inversiones CMPC S.A. 4 .375 04/04/27 500,062
500,000 g LG Chem Ltd 3 .625 04/15/29 475,595
1,000,000 Sonoco Products Co 2 .250 02/01/27 899,405
1,000,000 Sonoco Products Co 2 .850 02/01/32 834,887
TOTAL MATERIALS 2,914,324
REAL ESTATE - 4 .6%
500,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 416,056
1,300,000 Federal Realty Investment Trust 1 .250 02/15/26 1,163,058
250,000 g HAT Holdings I LLC 6 .000 04/15/25 239,375
250,000 g HAT Holdings I LLC 3 .375 06/15/26 215,000
250,000 g HAT Holdings I LLC 3 .750 09/15/30 199,375
300,000 Healthpeak Properties, Inc 2 .125 12/01/28 259,086
1,000,000 Host Hotels & Resorts LP 2 .900 12/15/31 793,967
1,000,000 Kilroy Realty LP 2 .650 11/15/33 774,103
285,000 g Starwood Property Trust, Inc 4 .375 01/15/27 247,397
250,000 UDR, Inc 1 .900 03/15/33 188,903
TOTAL REAL ESTATE 4,496,320
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .2%
250,000 NXP BV 3 .400 05/01/30 220,532
1,275,000 g SK Hynix, Inc 2 .375 01/19/31 1,004,179
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,224,711
SOFTWARE & SERVICES - 0 .3%
300,000 Mastercard, Inc 1 .900 03/15/31 256,156
TOTAL SOFTWARE & SERVICES 256,156
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .0%
1,000,000 Apple, Inc 2 .850 02/23/23 1,000,372

Portfolio of investments (unaudited)
Green Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 948,000 Apple, Inc 3 .000% 06/20/27 $ 926,849
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,927,221
UTILITIES - 21 .8%
1,000,000 AES Corp 2 .450 01/15/31 804,268
250,000 g AES Gener S.A. 6 .350 10/07/79 220,936
527,000 Ameren Illinois Co 2 .900 06/15/51 386,116
270,000 g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 235,111
300,000 g Clearway Energy Operating LLC 4 .750 03/15/28 269,905
225,000 g Clearway Energy Operating LLC 3 .750 02/15/31 181,399
215,000 g Consorcio Transmantaro SA 4 .700 04/16/34 192,666
246,563 g Continuum Energy Levanter Pte Ltd 4 .500 02/09/27 194,528
1,000,000 Dominion Energy, Inc 2 .250 08/15/31 822,144
1,000,000 DTE Electric Co 1 .900 04/01/28 891,224
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 888,560
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 951,081
250,000 g EDP Finance BV 1 .710 01/24/28 214,235
250,000 g Electricite de France S.A. 3 .625 10/13/25 245,508
250,000 Evergy, Inc 2 .550 07/01/26 236,895
747,000 Georgia Power Co 3 .250 04/01/26 725,289
292,050 g India Cleantech Energy 4 .700 08/10/26 235,845
1,650,000 Interstate Power & Light Co 3 .600 04/01/29 1,571,252
750,000 g Liberty Utilities Finance GP 2 .050 09/15/30 614,967
250,000 MidAmerican Energy Co 3 .100 05/01/27 241,314
500,000 MidAmerican Energy Co 2 .700 08/01/52 358,854
1,075,000 g New York State Electric & Gas Corp 2 .150 10/01/31 886,328
1,000,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 827,347
500,000 Northwest Natural Gas Co 3 .078 12/01/51 377,554
250,000 NorthWestern Corp 4 .176 11/15/44 217,339
100,000 g Pattern Energy Operations LP 4 .500 08/15/28 87,000
529,000 Public Service Co of Colorado 3 .700 06/15/28 520,564
250,000 Public Service Co of Colorado 3 .200 03/01/50 196,254
1,000,000 e Public Service Electric and Gas Co 3 .100 03/15/32 918,610
750,000 San Diego Gas & Electric Co 2 .950 08/15/51 553,018
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 887,719
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 800,119
250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 194,190
500,000 Southwestern Electric Power Co 3 .250 11/01/51 369,973
500,000 Southwestern Public Service Co 3 .150 05/01/50 381,702
205,675 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 193,437
500,000 g Sweihan PV Power Co PJSC 3 .625 01/31/49 413,534
337,155 g Topaz Solar Farms LLC 4 .875 09/30/39 290,796
525,000 Tucson Electric Power Co 1 .500 08/01/30 418,757
189,725 g UEP Penonome II S.A. 6 .500 10/01/38 176,681
500,000 Union Electric Co 2 .625 03/15/51 346,676
1,075,000 Union Electric Co 3 .900 04/01/52 945,579
1,050,000 g Vistra Corp 7 .000 N/A‡ 952,875
TOTAL UTILITIES 21,438,149
TOTAL CORPORATE BONDS 48,194,332
(Cost $54,164,449)
GOVERNMENT BONDS - 20.9%
AGENCY SECURITIES - 3 .7%
1,000,000 Kreditanstalt fuer Wiederaufbau 2 .000 09/29/22 999,732
209,933 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 197,447
209,933 OPIC 2 .360 10/15/29 201,898
1,595,153 OPIC 3 .430 06/01/33 1,584,549
250,000 United States International Development Finance Corp 1 .650 04/15/28 228,985

Portfolio of investments (unaudited)
Green Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 209,933 United States International Development Finance Corp 1 .050% 10/15/29 $ 191,727
242,722 United States International Development Finance Corp 1 .630 07/15/38 206,512
TOTAL AGENCY SECURITIES 3,610,850
FOREIGN GOVERNMENT BONDS - 10 .5%
300,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 271,198
579,000 Asian Development Bank 1 .750 08/14/26 546,766
750,000 Asian Development Bank 3 .125 09/26/28 744,290
250,000 g CDP Financial, Inc 1 .000 05/26/26 228,872
250,000 Chile Government International Bond 3 .500 01/25/50 190,967
200,000 g Egypt Government International Bond 5 .250 10/06/25 163,612
250,000 European Bank for Reconstruction & Development 1 .625 09/27/24 242,322
250,000 European Investment Bank 0 .625 10/21/27 219,210
250,000 European Investment Bank 1 .625 10/09/29 226,004
2,000,000 European Investment Bank 0 .750 09/23/30 1,658,860
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 983,477
500,000 International Bank for Reconstruction & Development 2 .125 03/03/25 486,658
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 500,052
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 914,910
235,000 g Korea Electric Power Corp 1 .125 06/15/25 217,565
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 457,982
1,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 826,777
250,000 North American Development Bank 2 .400 10/26/22 249,494
1,000,000 g OMERS Finance Trust 4 .000 04/19/52 934,366
300,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 300,682
TOTAL FOREIGN GOVERNMENT BONDS 10,364,064
MORTGAGE BACKED - 0 .4%
250,000 i Federal National Mortgage Association (FNMA) 1 .561 11/25/30 210,930
250,000 i FNMA 1 .292 01/25/31 206,500
TOTAL MORTGAGE BACKED 417,430
MUNICIPAL BONDS - 6 .3%
180,000 g California Municipal Finance Authority 6 .375 11/15/48 163,887
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 241,319
600,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 549,502
250,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 198,738
500,000 District of Columbia 3 .850 02/28/25 493,757
400,000 g Florida Development Finance Corp 6 .750 12/01/56 395,368
600,000 Grant County Public Utility District No 2 1 .544 01/01/23 596,155
250,000 Grant County Public Utility District No 2 3 .210 01/01/40 205,299
235,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 198,256
100,000 Klickitat County Public Utilities 3 .688 12/01/38 86,750
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 269,793
500,000 Metropolitan Transportation Authority 5 .175 11/15/49 515,900
170,000 Morris County Improvement Authority 1 .298 06/15/27 151,343
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 193,987
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 191,603
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 103,460
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 137,329
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 138,019
65,000 New York State Energy Research & Development
Authority
4 .577 04/01/35 65,485
55,000 New York State Environmental Facilities Corp 2 .506 11/15/22 54,990
500,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 465,529
250,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 238,054

Portfolio of investments (unaudited)
Green Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 500,000 g Warm Springs Reservation Confederated Tribe 2 .800% 11/01/22 $ 500,423
TOTAL MUNICIPAL BONDS 6,154,946
TOTAL GOVERNMENT BONDS 20,547,290
(Cost $22,109,839)
STRUCTURED ASSETS - 21.8%
ASSET BACKED - 11 .2%
250,000 g,i BFLD Trust LIBOR 1 M + 2.100% 3 .424 10/15/35 239,903
Series - 2020 EYP (Class C)
87,159 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 75,084
Series - 2021 3CS (Class A)
307,286 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 261,726
Series - 2021 4GS (Class A)
262,889 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 225,593
Series - 2021 5CS (Class B)
484,728 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 433,745
Series - 2022 1GS (Class A)
134,391 g HERO Funding Trust 4 .050 09/20/41 133,800
Series - 2016 1A (Class A)
202,244 g HERO Funding Trust 3 .910 09/20/42 198,874
Series - 2016 3A (Class A2)
120,245 g HERO Funding Trust 4 .290 09/20/47 119,360
Series - 2016 4A (Class A2)
55,305 g HERO Funding Trust 4 .460 09/20/47 54,446
Series - 2017 1A (Class A2)
129,786 g HERO Funding Trust 3 .190 09/20/48 123,964
Series - 2017 3A (Class A1)
261,518 g HERO Funding Trust 3 .950 09/20/48 253,773
Series - 2017 3A (Class A2)
138,334 g HERO Funding Trust 2 .720 09/20/57 129,791
Series - 2020 1A (Class A)
182,138 g Loanpal Solar Loan Ltd 2 .290 01/20/48 157,557
Series - 2021 1GS (Class A)
237,157 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 225,299
Series - 2020 1A (Class R)
466,619 g Mosaic Solar Loan Trust 2 .100 04/20/46 423,103
Series - 2020 1A (Class A)
156,800 g Mosaic Solar Loan Trust 1 .440 08/20/46 135,765
Series - 2020 2A (Class A)
864,441 g Mosaic Solar Loan Trust 2 .050 12/20/46 745,435
Series - 2021 1A (Class B)
351,065 g Mosaic Solar Loan Trust 2 .250 12/20/46 322,671
Series - 2021 1A (Class C)
593,473 g Mosaic Solar Loan Trust 1 .440 06/20/52 509,347
Series - 2021 3A (Class A)
1,000,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 880,354
Series - 2021 3A (Class C)
193,624 g Renew 2 .060 11/20/56 171,484
Series - 2021 1 (Class A)
1,158,155 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 1,049,051
Series - 2022 A (Class A)
230,039 g Sunrun Athena Issuer LLC 5 .310 04/30/49 224,558
Series - 2018 1 (Class A)
466,424 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 422,732
Series - 2019 2 (Class A)
384,056 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 361,147
Series - 2019 1A (Class A)

Portfolio of investments (unaudited)
Green Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 500,000 g Sunrun Jupiter Issuer LLC 4 .750% 07/30/57 $ 475,359
Series - 2022 1A (Class A)
238,749 g Sunrun Vulcan Issuer LLC 2 .460 01/30/52 203,833
Series - 2021 1A (Class A)
25,796 g Tesla Auto Lease Trust 2 .160 10/20/22 25,784
Series - 2019 A (Class A3)
250,000 g Tesla Auto Lease Trust 2 .200 11/21/22 249,711
Series - 2019 A (Class A4)
250,000 g Tesla Auto Lease Trust 0 .780 12/20/23 245,034
Series - 2020 A (Class A4)
250,000 g Tesla Auto Lease Trust 2 .330 02/20/24 244,224
Series - 2020 A (Class D)
250,000 g Tesla Auto Lease Trust 0 .560 03/20/25 241,188
Series - 2021 A (Class A3)
300,000 g Tesla Auto Lease Trust 0 .600 09/22/25 284,276
Series - 2021 B (Class A3)
549,009 g Vivint Colar Financing V LLC 7 .370 04/30/48 538,506
Series - 2018 1A (Class B)
702,612 g Vivint Solar Financing VII LLC 2 .210 07/31/51 592,173
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 10,978,650
OTHER MORTGAGE BACKED - 10 .6%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 1.650% 2 .974 04/15/34 239,677
Series - 2021 ACEN (Class B)
100,000 g BBCMS Trust 4 .498 08/10/35 94,753
Series - 2015 SRCH (Class B)
250,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 243,653
Series - 2016 CLNE (Class A)
500,000 g COMM Mortgage Trust 3 .178 02/10/35 477,375
Series - 2015 3BP (Class A)
100,000 g COMM Mortgage Trust 3 .376 01/10/39 90,717
Series - 2022 HC (Class C)
500,000 g CPT Mortgage Trust 2 .865 11/13/39 436,596
Series - 2019 CPT (Class A)
500,000 g,i DBUBS Mortgage Trust 3 .648 10/10/34 470,610
Series - 2017 BRBK (Class D)
210,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 0.800% 2 .124 02/15/38 203,287
Series - 2021 GCT (Class A)
1,102,000 g,i GS Mortgage Securities Corp II 5 .067 03/10/33 1,074,512
Series - 2018 GS10 (Class WLSA)
345,000 g,i Hudson Yards Mortgage Trust 3 .558 07/10/39 287,323
Series - 2019 30HY (Class E)
1,255,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 2 .695 10/15/33 1,215,603
Series - 2020 609M (Class A)
1,000,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.770% 3 .095 10/15/33 957,887
Series - 2020 609M (Class B)
166,489 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .093 07/05/32 166,415
Series - 2012 HSBC (Class A)
1,000,000 g Manhattan West Mortgage Trust 2 .130 09/10/39 879,375
Series - 2020 1MW (Class A)
250,000 g,i MFT Trust 3 .392 08/10/40 204,723
Series - 2020 B6 (Class B)
250,000 g,i Morgan Stanley Capital I Trust 2 .509 04/05/42 198,341
Series - 2020 CNP (Class C)
350,586 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 2 .824 07/15/36 345,307
Series - 2019 MILE (Class A)

Portfolio of investments (unaudited)
Green Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.750% 4 .074% 07/15/36 $ 485,539
Series - 2019 MILE (Class D)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 5 .574 07/15/36 236,254
Series - 2019 MILE (Class F)
11,470,000 g,i NYC Commercial Mortgage Trust 0 .333 04/10/43 209,608
Series - 2021 909 (Class X)
500,000 g One Bryant Park Trust 2 .516 09/15/54 432,028
Series - 2019 OBP (Class A)
1,000,000 g One Market Plaza Trust 3 .614 02/10/32 981,527
Series - 2017 1MKT (Class A)
400,000 g,i STWD Mortgage Trust LIBOR 1 M + 2.305% 3 .629 11/15/36 375,759
Series - 2021 LIH (Class D)
100,000 g,i VNDO Trust 4 .033 01/10/35 88,956
Series - 2016 350P (Class D)
TOTAL OTHER MORTGAGE BACKED 10,395,825
TOTAL STRUCTURED ASSETS 21,374,475
(Cost $22,821,134)
TOTAL BONDS 90,116,097
(Cost $99,095,422)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 1.1%
REAL ESTATE - 0 .4%
10,000 Brookfield Property Partners LP 197,100
10,000 Brookfield Property Partners LP 170,800
TOTAL REAL ESTATE 367,900
UTILITIES - 0 .7%
20,000 Brookfield Infrastructure Partners LP 373,900
16,000 Brookfield Renewable Partners LP 332,880
TOTAL UTILITIES 706,780
TOTAL PREFERRED STOCKS 1,074,680
(Cost $1,400,000)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.9%
REPURCHASE AGREEMENT - 3 .7%
$ 3,710,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 3,710,000
TOTAL REPURCHASE AGREEMENT 3,710,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .2%
1,177,859 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 1,177,859
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,177,859
TOTAL SHORT-TERM INVESTMENTS 4,887,859
(Cost $4,887,859)
TOTAL INVESTMENTS - 99.6% 97,948,195
(Cost $107,317,880)
OTHER ASSETS & LIABILITIES, NET - 0.4% 352,543
NET ASSETS - 100.0% $ 98,300,738

Portfolio of investments (unaudited)
Green Bond Fund June 30, 2022

TIAA-CREF Funds
concluded
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,141,716.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $40,718,858 or 41.4% of net assets.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $3,710,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.500% and maturity date 2/28/26, valued at $3,784,248.

High-Yield Fund June 30, 2022
Portfolio of investments (unaudited)

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 8.5%
CAPITAL GOODS - 0 .0%
$ 12,694 i Vertiv Group Corp LIBOR 1 M + 2.750% 2 .991% 03/02/27 $ 11,774
TOTAL CAPITAL GOODS 11,774
COMMERCIAL & PROFESSIONAL SERVICES - 1 .5%
8,894,946 i Intrado Corp LIBOR  1M + 4.000% 5 .666 10/10/24 7,526,103
11,189,770 i PECF USS Intermediate Holding III Corp LIBOR  1M + 4.250% 5 .916 12/15/28 10,070,793
19,428,750 i Spin Holdco, Inc LIBOR  3M + 4.000% 5 .611 03/04/28 17,845,307
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 35,442,203
CONSUMER SERVICES - 0 .4%
9,857,767 i ClubCorp Holdings, Inc LIBOR  3M + 2.750% 5 .000 09/18/24 9,060,373
TOTAL CONSUMER SERVICES 9,060,373
DIVERSIFIED FINANCIALS - 0 .5%
13,396,965 i Astra Acquisition Corp LIBOR  1M + 5.250% 6 .310 10/25/28 11,588,375
TOTAL DIVERSIFIED FINANCIALS 11,588,375
FOOD, BEVERAGE & TOBACCO - 0 .3%
9,487,351 i Triton Water Holdings, Inc LIBOR  3M + 3.500% 5 .750 03/31/28 8,365,852
TOTAL FOOD, BEVERAGE & TOBACCO 8,365,852
HEALTH CARE EQUIPMENT & SERVICES - 1 .4%
20,943,447 i Surgery Center Holdings, Inc LIBOR  1M + 3.750% 4 .950 09/03/26 19,470,913
15,614,989 i Verscend Holding Corp LIBOR  1M + 4.000% 5 .666 08/27/25 14,912,314
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,383,227
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
7,387,500 i Kronos Acquisition Holdings, Inc LIBOR  1M + 3.750% 5 .416 12/22/26 6,689,381
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 6,689,381
MATERIALS - 0 .3%
8,149,222 i Sylvamo Corp LIBOR  1M + 4.500% 6 .166 08/20/28 7,690,828
TOTAL MATERIALS 7,690,828
MEDIA & ENTERTAINMENT - 0 .4%
9,870,724 i Abe Investment Holdings LIBOR  3M + 4.500% 6 .125 02/19/26 9,525,249
1,188,273 i Diamond Sports Group LLC SOFR  1M + 8.000% 9 .181 05/25/26 1,180,347
14,858 i Rackspace Technology Global, Inc LIBOR  3M + 2.750% 4 .160 02/03/28 13,502
TOTAL MEDIA & ENTERTAINMENT 10,719,098
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .6%
14,820,176 i Jazz Financing Lux Sarl LIBOR  1M + 3.500% 5 .166 05/05/28 14,109,252
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,109,252
RETAILING - 0 .6%
10,619,725 i Jo-Ann Stores LLC LIBOR  3M + 4.750% 5 .964 07/07/28 7,380,709
9,578,750 i Staples, Inc LIBOR  3M + 5.000% 6 .286 04/16/26 8,304,202
TOTAL RETAILING 15,684,911
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .2%
9,828,397 i Bright Bidco BV LIBOR  3M + 3.500% 4 .774 06/30/24 4,320,956
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,320,956
SOFTWARE & SERVICES - 1 .5%
14,781,150 i Finastra USA, Inc LIBOR  3M + 3.500% 4 .739 06/13/24 13,289,140
9,875,000 i Greeneden US Holdings II LLC LIBOR  1M + 4.000% 5 .666 12/01/27 9,415,812

Portfolio of investments (unaudited)
High-Yield Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 14,879,774 i Rocket Software, Inc LIBOR  1M + 4.250% 5 .916% 11/28/25 $ 13,788,641
TOTAL SOFTWARE & SERVICES 36,493,593
TRANSPORTATION - 0 .5%
12,785,000 i Air Canada LIBOR  3M + 3.500% 4 .250 08/11/28 11,730,237
TOTAL TRANSPORTATION 11,730,237
TOTAL BANK LOAN OBLIGATIONS 206,290,060
(Cost $228,284,768)
BONDS - 88.8%
CORPORATE BONDS - 88.8%
AUTOMOBILES & COMPONENTS - 3 .7%
12,450,000 g Adient Global Holdings Ltd 4 .875 08/15/26 10,926,867
4,195,000 Dana, Inc 5 .375 11/15/27 3,634,917
11,470,000 Dana, Inc 4 .500 02/15/32 8,473,807
5,825,000 Ford Motor Co 9 .625 04/22/30 6,494,875
22,075,000 g Gates Global LLC 6 .250 01/15/26 20,474,563
6,815,000 e Goodyear Tire & Rubber Co 5 .000 07/15/29 5,643,890
15,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 12,171,300
4,540,000 e Goodyear Tire & Rubber Co 5 .250 07/15/31 3,649,025
5,000,000 Goodyear Tire & Rubber Co 5 .625 04/30/33 4,004,400
1,100,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 945,541
16,050,000 g,o IHO Verwaltungs GmbH 6 .375 05/15/29 13,966,710
TOTAL AUTOMOBILES & COMPONENTS 90,385,895
CAPITAL GOODS - 1 .9%
10,145,000 g Builders FirstSource, Inc 6 .375 06/15/32 9,054,413
9,519,000 g H&E Equipment Services, Inc 3 .875 12/15/28 7,698,491
8,950,000 g Rolls-Royce plc 5 .750 10/15/27 8,066,635
12,250,000 TransDigm UK Holdings plc 6 .875 05/15/26 11,423,125
4,000,000 TransDigm, Inc 7 .500 03/15/27 3,773,640
7,560,000 g WESCO Distribution, Inc 7 .250 06/15/28 7,476,840
TOTAL CAPITAL GOODS 47,493,144
COMMERCIAL & PROFESSIONAL SERVICES - 7 .6%
5,245,000 g ADT Corp 4 .875 07/15/32 4,175,125
13,105,000 g ADT Security Corp 4 .125 08/01/29 10,635,559
13,945,000 g Albion Financing  SARL 6 .125 10/15/26 11,934,511
27,345,000 g Albion Financing 2SARL 8 .750 04/15/27 22,901,437
11,100,000 g Allied Universal Holdco LLC 6 .625 07/15/26 10,185,693
19,000,000 g Allied Universal Holdco LLC 4 .625 06/01/28 15,669,349
8,785,000 g ASGN, Inc 4 .625 05/15/28 7,610,445
21,600,000 g Garda World Security Corp 4 .625 02/15/27 18,576,000
6,500,000 g GFL Environmental, Inc 4 .750 06/15/29 5,378,750
10,000,000 e,g Pitney Bowes, Inc 6 .875 03/15/27 7,942,137
10,000,000 e,g Pitney Bowes, Inc 7 .250 03/15/29 7,565,400
15,075,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 14,057,438
5,325,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 4,386,469
23,100,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 19,325,355
6,750,000 g Science Applications International Corp 4 .875 04/01/28 6,294,375
19,618,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 18,489,965
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 185,128,008
CONSUMER DURABLES & APPAREL - 0 .3%
8,880,000 e,g Wolverine World Wide, Inc 4 .000 08/15/29 7,124,779
TOTAL CONSUMER DURABLES & APPAREL 7,124,779

Portfolio of investments (unaudited)
High-Yield Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES - 4 .6%
$ 11,845,000 g Carnival Corp 4 .000% 08/01/28 $ 9,712,900
20,995,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 19,105,450
7,840,000 g Constellation Merger Sub, Inc 8 .500 09/15/25 6,863,540
11,140,000 g Fertitta Entertainment LLC 4 .625 01/15/29 9,496,850
9,135,000 g Hilton Grand Vacations Borrower Escrow LLC 5 .000 06/01/29 7,399,350
3,880,000 g International Game Technology plc 4 .125 04/15/26 3,511,400
4,650,000 g International Game Technology plc 6 .250 01/15/27 4,522,706
2,025,000 g International Game Technology plc 5 .250 01/15/29 1,833,637
16,300,000 g Life Time, Inc 5 .750 01/15/26 14,612,461
11,425,000 g Live Nation Entertainment, Inc 6 .500 05/15/27 11,235,574
2,715,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 2,258,006
10,000,000 g Penn National Gaming, Inc 5 .625 01/15/27 8,775,000
14,665,000 Yum! Brands, Inc 5 .375 04/01/32 13,529,929
TOTAL CONSUMER SERVICES 112,856,803
DIVERSIFIED FINANCIALS - 6 .8%
9,447,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 7,793,775
10,000,000 g Compass Group Diversified Holdings LLC 5 .000 01/15/32 7,720,797
18,335,000 Ford Motor Credit Co LLC 2 .300 02/10/25 16,462,996
10,000,000 Ford Motor Credit Co LLC 3 .375 11/13/25 9,004,700
13,035,000 Ford Motor Credit Co LLC 4 .950 05/28/27 12,106,256
20,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 17,929,480
9,700,000 Icahn Enterprises LP 5 .250 05/15/27 8,592,648
15,375,000 Icahn Enterprises LP 4 .375 02/01/29 12,425,460
11,800,000 g LPL Holdings, Inc 4 .375 05/15/31 10,081,743
3,000,000 Navient Corp 6 .125 03/25/24 2,844,420
5,000,000 Navient Corp 6 .750 06/25/25 4,511,200
4,000,000 Navient Corp 5 .000 03/15/27 3,290,120
10,000,000 Navient Corp 4 .875 03/15/28 7,812,500
5,330,000 Navient Corp 5 .500 03/15/29 4,108,957
11,465,000 OneMain Finance Corp 3 .500 01/15/27 9,172,000
15,650,000 OneMain Finance Corp 4 .000 09/15/30 11,600,563
5,000,000 g Rocket Mortgage LLC 2 .875 10/15/26 4,132,050
10,000,000 g Rocket Mortgage LLC 3 .875 03/01/31 7,492,900
10,960,000 Springleaf Finance Corp 5 .375 11/15/29 8,881,546
TOTAL DIVERSIFIED FINANCIALS 165,964,111
ENERGY - 15 .8%
8,375,000 AmeriGas Partners LP 5 .875 08/20/26 7,812,915
13,075,000 g Antero Midstream Partners LP 5 .750 03/01/27 12,159,750
10,000,000 Apache Corp 5 .100 09/01/40 8,443,800
9,550,000 g Archrock Partners LP 6 .875 04/01/27 8,708,361
11,681,000 g Archrock Partners LP 6 .250 04/01/28 10,341,189
5,200,000 g Ascent Resources Utica Holdings LLC 7 .000 11/01/26 4,836,000
4,765,000 g Callon Petroleum Co 7 .500 06/15/30 4,384,467
6,000,000 g Calumet Specialty Products Partners LP 11 .000 04/15/25 5,710,740
4,170,000 g Calumet Specialty Products Partners LP 8 .125 01/15/27 3,525,294
667,639 o Cloud Peak Energy, Inc 12 .000 05/01/25 637,595
5,700,000 g Crestwood Midstream Partners LP 5 .625 05/01/27 5,073,000
11,800,000 g Crestwood Midstream Partners LP 6 .000 02/01/29 10,296,444
11,775,000 g DT Midstream, Inc 4 .125 06/15/29 9,979,312
2,975,000 g DT Midstream, Inc 4 .375 06/15/31 2,491,562
2,932,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,754,196
1,630,000 g Energean Israel Finance Ltd 4 .875 03/30/26 1,439,340
1,630,000 g Energean Israel Finance Ltd 5 .375 03/30/28 1,381,599
5,079,000 g Energean Israel Finance Ltd 5 .875 03/30/31 4,124,635
10,000,000 Energy Transfer LP 6 .500 N/A‡ 8,839,175
1,569,000 g EnLink Midstream LLC 5 .625 01/15/28 1,439,192
5,210,000 EnLink Midstream LLC 5 .375 06/01/29 4,559,833
3,168,000 EnLink Midstream Partners LP 4 .150 06/01/25 2,948,996

Portfolio of investments (unaudited)
High-Yield Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 5,000,000 EnLink Midstream Partners LP 4 .850% 07/15/26 $ 4,612,500
1,615,000 g EQM Midstream Partners LP 6 .000 07/01/25 1,548,268
1,365,000 g EQM Midstream Partners LP 7 .500 06/01/27 1,316,611
7,200,000 g EQM Midstream Partners LP 6 .500 07/01/27 6,694,564
4,250,000 g EQM Midstream Partners LP 4 .500 01/15/29 3,450,490
8,330,000 g EQM Midstream Partners LP 7 .500 06/01/30 8,002,173
5,125,000 e,g EQM Midstream Partners LP 4 .750 01/15/31 4,087,187
9,400,000 Genesis Energy LP 6 .500 10/01/25 8,671,500
15,000,000 Genesis Energy LP 6 .250 05/15/26 13,406,250
10,825,000 g Hess Midstream Operations LP 5 .625 02/15/26 10,310,813
6,340,000 g Hilcorp Energy I LP 5 .750 02/01/29 5,567,404
6,185,000 g Hilcorp Energy I LP 6 .000 04/15/30 5,380,950
6,166,000 g Hilcorp Energy I LP 6 .000 02/01/31 5,302,760
8,685,000 g Hilcorp Energy I LP 6 .250 04/15/32 7,627,080
5,705,000 g Holly Energy Partners LP 6 .375 04/15/27 5,369,888
5,295,000 g Kinetik Holdings LP 5 .875 06/15/30 5,044,096
15,000,000 Laredo Petroleum, Inc 9 .500 01/15/25 14,872,350
8,000,000 Matador Resources Co 5 .875 09/15/26 7,690,240
10,982,000 Murphy Oil Corp 5 .875 12/01/27 10,248,952
19,075,000 g New Fortress Energy, Inc 6 .500 09/30/26 17,277,401
8,750,000 g NGL Energy Operating LLC 7 .500 02/01/26 7,875,000
17,875,000 Occidental Petroleum Corp 6 .375 09/01/28 18,098,438
11,800,000 Occidental Petroleum Corp 8 .875 07/15/30 13,547,315
10,000,000 Occidental Petroleum Corp 6 .450 09/15/36 10,250,000
336,000 Occidental Petroleum Corp 6 .200 03/15/40 330,960
516,000 Occidental Petroleum Corp 6 .600 03/15/46 547,992
1,479,000 Occidental Petroleum Corp 4 .400 04/15/46 1,195,014
6,658,000 g Parkland Corp 4 .500 10/01/29 5,397,250
9,440,000 g Parkland Corp 4 .625 05/01/30 7,658,035
5,900,000 SM Energy Co 6 .750 09/15/26 5,565,839
7,500,000 SM Energy Co 6 .625 01/15/27 7,012,500
1,200,000 e SM Energy Co 6 .500 07/15/28 1,103,646
8,175,000 Suburban Propane Partners LP 5 .875 03/01/27 7,710,742
1,800,000 g Suburban Propane Partners LP 5 .000 06/01/31 1,530,675
4,527,000 Sunoco LP 4 .500 05/15/29 3,731,533
18,000,000 USA Compression Partners LP 6 .875 04/01/26 16,374,600
2,650,000 USA Compression Partners LP 6 .875 09/01/27 2,351,875
8,575,000 Western Midstream Operating LP 5 .300 02/01/30 7,417,375
TOTAL ENERGY 386,067,661
FOOD & STAPLES RETAILING - 0 .4%
10,665,000 g Performance Food Group, Inc 4 .250 08/01/29 8,905,275
TOTAL FOOD & STAPLES RETAILING 8,905,275
FOOD, BEVERAGE & TOBACCO - 1 .7%
13,325,000 g Chobani LLC 4 .625 11/15/28 11,259,625
8,115,000 g Darling Ingredients, Inc 6 .000 06/15/30 8,087,815
19,950,000 g Primo Water Holdings, Inc 4 .375 04/30/29 16,293,763
10,000,000 g Triton Water Holdings, Inc 6 .250 04/01/29 7,100,000
TOTAL FOOD, BEVERAGE & TOBACCO 42,741,203
HEALTH CARE EQUIPMENT & SERVICES - 5 .6%
2,500,000 g CHS/Community Health Systems, Inc 8 .000 03/15/26 2,276,725
2,275,000 g CHS/Community Health Systems, Inc 5 .625 03/15/27 1,925,492
3,850,000 g CHS/Community Health Systems, Inc 8 .000 12/15/27 3,496,223
7,725,000 e,g CHS/Community Health Systems, Inc 6 .125 04/01/30 4,712,250
11,215,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 8,522,278
9,025,000 g DaVita, Inc 4 .625 06/01/30 7,038,254
8,100,000 Encompass Health Corp 4 .500 02/01/28 6,934,403
15,000,000 g Global Medical Response, Inc 6 .500 10/01/25 13,364,700

Portfolio of investments (unaudited)
High-Yield Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 15,000,000 g LifePoint Health, Inc 4 .375% 02/15/27 $ 12,852,295
9,475,000 e,g LifePoint Health, Inc 5 .375 01/15/29 6,964,125
14,250,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 12,682,486
6,895,000 g Owens & Minor, Inc 6 .625 04/01/30 6,298,376
7,500,000 g Tenet Healthcare Corp 4 .625 06/15/28 6,530,850
12,050,000 g Tenet Healthcare Corp 6 .125 10/01/28 10,312,149
5,000,000 g Tenet Healthcare Corp 4 .250 06/01/29 4,211,050
33,000,000 g Tenet Healthcare Corp 4 .375 01/15/30 27,918,990
TOTAL HEALTH CARE EQUIPMENT & SERVICES 136,040,646
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
14,200,000 g Coty, Inc 5 .000 04/15/26 13,010,750
7,950,000 e,g Kronos Acquisition Holdings, Inc 7 .000 12/31/27 5,962,500
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,973,250
INSURANCE - 1 .6%
18,513,000 g Acrisure LLC 4 .250 02/15/29 14,966,177
11,725,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 10,148,813
10,085,000 g AmWINS Group, Inc 4 .875 06/30/29 8,258,836
8,190,000 g BroadStreet Partners, Inc 5 .875 04/15/29 6,407,933
TOTAL INSURANCE 39,781,759
MATERIALS - 8 .1%
5,000,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 4,267,842
5,025,000 g Ardagh Metal Packaging Finance USA LLC 4 .000 09/01/29 4,032,562
3,250,000 Commercial Metals Co 4 .125 01/15/30 2,736,509
7,110,000 Commercial Metals Co 4 .125 03/15/32 5,823,614
10,385,000 g Consolidated Energy Finance S.A. 5 .625 10/15/28 8,354,300
9,325,000 e,g Constellium SE 3 .750 04/15/29 7,395,404
10,000,000 g EverArc Escrow Sarl 5 .000 10/30/29 8,417,150
3,000,000 g First Quantum Minerals Ltd 7 .500 04/01/25 2,836,386
4,750,000 g First Quantum Minerals Ltd 6 .875 03/01/26 4,374,750
2,500,000 g First Quantum Minerals Ltd 6 .875 10/15/27 2,235,150
20,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 18,000,000
9,250,000 g James Hardie International Finance DAC 5 .000 01/15/28 8,232,500
1,913,000 g Joseph T Ryerson & Son, Inc 8 .500 08/01/28 1,975,363
5,000,000 g LABL, Inc 6 .750 07/15/26 4,502,499
10,500,000 g LABL, Inc 5 .875 11/01/28 8,477,984
15,785,000 g Mineral Resources Ltd 8 .000 11/01/27 15,390,375
16,990,000 g Olympus Water US Holding Corp 4 .250 10/01/28 13,307,417
15,110,000 g Pactiv Evergreen Group Issuer, Inc 4 .375 09/30/28 12,843,500
10,000,000 g Rayonier AM Products, Inc 7 .625 01/15/26 8,725,000
6,975,000 g Standard Industries, Inc 5 .000 02/15/27 6,225,583
15,690,000 g SunCoke Energy, Inc 4 .875 06/30/29 12,537,775
7,000,000 g Trinseo Materials Operating S.C.A 5 .375 09/01/25 5,962,740
7,000,000 g Trinseo Materials Operating S.C.A 5 .125 04/01/29 5,005,700
13,112,000 g Tronox, Inc 4 .625 03/15/29 10,543,359
12,155,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 9,698,414
3,800,000 g WR Grace Holdings LLC 4 .875 06/15/27 3,306,912
3,025,000 g WR Grace Holdings LLC 5 .625 08/15/29 2,227,156
TOTAL MATERIALS 197,435,944
MEDIA & ENTERTAINMENT - 9 .1%
8,860,000 g Arches Buyer, Inc 4 .250 06/01/28 7,213,856
12,375,000 g Cablevision Lightpath LLC 3 .875 09/15/27 10,240,312
5,000,000 g CCO Holdings LLC 5 .000 02/01/28 4,613,500
5,000,000 g CCO Holdings LLC 5 .375 06/01/29 4,469,200
12,250,000 g CCO Holdings LLC 4 .500 08/15/30 10,170,907
19,025,000 g CCO Holdings LLC 4 .250 02/01/31 15,505,375
10,800,000 CCO Holdings LLC 4 .500 05/01/32 8,744,760

Portfolio of investments (unaudited)
High-Yield Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 8,175,000 g Cinemark USA, Inc 8 .750% 05/01/25 $ 8,253,774
6,615,000 e,g Cinemark USA, Inc 5 .250 07/15/28 5,316,145
5,850,000 g CSC Holdings LLC 5 .500 04/15/27 5,301,329
15,000,000 g CSC Holdings LLC 4 .125 12/01/30 11,700,000
8,175,000 g Diamond Sports Group LLC 5 .375 08/15/26 2,043,750
10,900,000 g DIRECTV Holdings LLC 5 .875 08/15/27 9,298,463
9,400,000 DISH DBS Corp 7 .375 07/01/28 6,393,880
10,125,000 DISH DBS Corp 5 .125 06/01/29 6,152,355
6,900,000 g Gray Television, Inc 4 .750 10/15/30 5,399,250
9,375,000 Lamar Media Corp 4 .875 01/15/29 8,438,587
14,650,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 12,232,750
6,117,000 g News Corp 3 .875 05/15/29 5,281,822
790,000 e,g News Corp 5 .125 02/15/32 699,545
16,108,000 g Rackspace Technology Global, Inc 3 .500 02/15/28 12,620,376
5,450,000 g Sirius XM Radio, Inc 4 .000 07/15/28 4,714,250
7,425,000 TEGNA, Inc 4 .625 03/15/28 6,942,375
17,575,000 g Univision Communications, Inc 4 .500 05/01/29 14,710,680
1,160,000 g Univision Communications, Inc 7 .375 06/30/30 1,133,900
10,000,000 g UPC Broadband Finco BV 4 .875 07/15/31 8,150,000
9,325,000 g Virgin Media Secured Finance plc 5 .500 05/15/29 8,337,016
20,400,000 g VZ Secured Financing BV 5 .000 01/15/32 16,932,000
TOTAL MEDIA & ENTERTAINMENT 221,010,157
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3 .2%
5,795,000 g Avantor Funding, Inc 4 .625 07/15/28 5,312,277
9,350,000 g Bausch Health Cos, Inc 4 .875 06/01/28 7,316,749
10,000,000 g Bausch Health Cos, Inc 5 .250 01/30/30 5,166,790
5,000,000 g Embecta Corp 5 .000 02/15/30 4,197,178
6,605,000 g Embecta Corp 6 .750 02/15/30 5,946,678
10,125,000 g Emergent BioSolutions, Inc 3 .875 08/15/28 7,177,938
10,725,000 g Organon Finance  LLC 4 .125 04/30/28 9,491,625
23,650,000 g Organon Finance  LLC 5 .125 04/30/31 20,405,930
10,215,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 8,724,816
5,000,000 Teva Pharmaceutical Finance Netherlands III BV 5 .125 05/09/29 4,118,750
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 77,858,731
REAL ESTATE - 3 .3%
8,925,000 g Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 8,289,094
14,915,000 g HAT Holdings I LLC 3 .375 06/15/26 12,826,900
4,776,000 g Howard Hughes Corp 4 .125 02/01/29 3,683,670
5,099,000 g Howard Hughes Corp 4 .375 02/01/31 3,773,679
12,000,000 g Hunt Cos, Inc 5 .250 04/15/29 10,200,000
10,925,000 g Iron Mountain, Inc 4 .875 09/15/27 9,871,284
8,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 6,862,320
11,771,000 Kennedy-Wilson, Inc 5 .000 03/01/31 9,122,525
15,380,000 g Realogy Group LLC 5 .250 04/15/30 11,381,200
5,265,000 g RLJ Lodging Trust LP 4 .000 09/15/29 4,324,735
TOTAL REAL ESTATE 80,335,407
RETAILING - 4 .9%
10,700,000 g Academy Ltd 6 .000 11/15/27 9,777,125
10,000,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 8,262,500
10,000,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 8,175,000
10,285,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 8,929,283
22,178,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 18,003,726
9,175,000 g Group 1 Automotive, Inc 4 .000 08/15/28 7,668,311
6,650,000 e L Brands, Inc 5 .250 02/01/28 5,610,605
7,250,000 g L Brands, Inc 6 .625 10/01/30 6,262,115
11,335,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 8,627,068
17,587,000 g Magic Mergeco, Inc 5 .250 05/01/28 13,822,854

Portfolio of investments (unaudited)
High-Yield Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 4,775,000 e,g Magic Mergeco, Inc 7 .875% 05/01/29 $ 3,146,821
15,000,000 g Staples, Inc 7 .500 04/15/26 12,433,050
9,836,000 g Superior Plus LP 4 .500 03/15/29 8,360,600
TOTAL RETAILING 119,079,058
SOFTWARE & SERVICES - 1 .4%
3,375,000 g CA Magnum Holdings 5 .375 10/31/26 2,924,709
6,175,000 g Clarivate Science Holdings Corp 3 .875 07/01/28 5,159,264
6,810,000 g Fair Isaac Corp 4 .000 06/15/28 6,032,570
9,672,000 g j2 Global, Inc 4 .625 10/15/30 8,244,848
8,695,000 g Presidio Holdings, Inc 8 .250 02/01/28 7,644,595
5,000,000 g Rocket Software, Inc 6 .500 02/15/29 3,614,097
TOTAL SOFTWARE & SERVICES 33,620,083
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
20,700,000 g Ahead DB Holdings LLC 6 .625 05/01/28 17,160,360
48,520,000 g Imola Merger Corp 4 .750 05/15/29 40,594,743
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 57,755,103
TELECOMMUNICATION SERVICES - 2 .9%
18,000,000 g Altice France S.A. 5 .125 07/15/29 13,590,000
9,160,000 g Altice France S.A. 5 .500 10/15/29 6,997,416
9,125,000 g Cogent Communications Group, Inc 3 .500 05/01/26 8,395,000
5,000,000 g Cogent Communications Group, Inc 7 .000 06/15/27 4,790,000
10,000,000 e,g Frontier Communications Holdings LLC 6 .000 01/15/30 7,694,500
7,725,000 g Gray Escrow, Inc 5 .375 11/15/31 6,189,502
7,695,000 g Iliad Holding SASU 6 .500 10/15/26 6,925,269
9,175,000 g Iliad Holding SASU 7 .000 10/15/28 7,981,658
7,620,000 g MAXAR TECHNOLOGIES,Inc 7 .750 06/15/27 7,547,762
TOTAL TELECOMMUNICATION SERVICES 70,111,107
TRANSPORTATION - 1 .3%
10,000,000 g American Airlines, Inc 5 .500 04/20/26 9,187,850
11,950,000 g Cargo Aircraft Management, Inc 4 .750 02/01/28 10,897,683
7,115,000 g First Student Bidco, Inc 4 .000 07/31/29 5,690,501
3,550,000 g United Airlines, Inc 4 .375 04/15/26 3,128,153
3,550,000 g United Airlines, Inc 4 .625 04/15/29 3,011,359
TOTAL TRANSPORTATION 31,915,546
UTILITIES - 1 .4%
7,400,000 g Clearway Energy Operating LLC 4 .750 03/15/28 6,657,645
10,000,000 Edison International 5 .375 N/A‡ 8,125,000
10,000,000 g TerraForm Power Operating LLC 5 .000 01/31/28 9,057,400
12,480,000 g TerraForm Power Operating LLC 4 .750 01/15/30 10,688,995
TOTAL UTILITIES 34,529,040
TOTAL CORPORATE BONDS 2,165,112,710
(Cost $2,539,829,201)
TOTAL BONDS 2,165,112,710
(Cost $2,539,829,201)

Portfolio of investments (unaudited)
High-Yield Fund June 30, 2022

TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 0.0%
ENERGY - 0 .0%
7,963 *,† Cloud Peak Energy, Inc $ 80
TOTAL ENERGY 80
TOTAL COMMON STOCKS 80
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.7%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 5,760,000 Federal Home Loan Bank (FHLB) 0 .000% 09/07/22 5,739,345
TOTAL GOVERNMENT AGENCY DEBT 5,739,345
REPURCHASE AGREEMENT - 0 .6%
14,535,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 14,535,000
TOTAL REPURCHASE AGREEMENT 14,535,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .9%
46,729,240 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 46,729,240
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 46,729,240
TOTAL SHORT-TERM INVESTMENTS 67,003,585
(Cost $67,009,987)
TOTAL INVESTMENTS - 100.0% 2,438,406,435
(Cost $2,835,123,956)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (15,665)
NET ASSETS - 100.0% $ 2,438,390,770
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
*
Non-income producing
†
Security is categorized as Level 3 in the fair value hierarchy.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $52,081,138.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $1,680,858,522 or 68.9% of net assets.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $14,535,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 3.000% and maturity date 10/31/25, valued at $14,825,775.

Inflation-Linked Bond Fund June 30, 2022
Portfolio of investments (unaudited)

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.4%
GOVERNMENT BONDS - 99.4%
AGENCY SECURITIES - 0 .4%
$ 1,434,602 HNA LLC 2 .369% 09/18/27 $ 1,391,650
7,935,000 Montefiore Medical Center 2 .895 04/20/32 7,699,276
2,631,579 Reliance Industries Ltd 2 .444 01/15/26 2,588,722
TOTAL AGENCY SECURITIES 11,679,648
MORTGAGE BACKED - 2 .2%
9,599,604 Government National Mortgage Association (GNMA) 3 .600 09/15/31 9,569,209
4,954,661 GNMA 3 .700 10/15/33 4,932,554
1,452,398 GNMA 3 .380 07/15/35 1,434,274
1,386,103 GNMA 3 .870 10/15/36 1,387,903
5,039,811 GNMA 3 .940 03/15/37 5,035,997
18,486,209 GNMA 1 .730 07/15/37 16,867,009
13,201,478 GNMA 1 .650 07/15/42 11,835,683
13,055,248 GNMA 2 .750 01/15/45 12,655,206
TOTAL MORTGAGE BACKED 63,717,835
U.S. TREASURY SECURITIES - 96 .8%
84,948,026 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 86,441,252
141,589,693 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 144,012,205
26,382,305 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 26,747,123
109,784,275 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 110,834,945
101,160,104 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 101,779,183
104,625,380 k United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 105,258,854
92,691,352 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 98,218,436
34,744,799 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 34,761,764
140,133,642 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 141,536,803
125,142,991 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 125,045,223
113,305,985 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 114,574,776
57,685,837 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 61,092,907
41,657,366 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 41,267,370
114,093,696 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 113,169,656
137,503,664 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 136,250,376
118,981,363 k United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 118,538,281
43,507,619 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 47,248,255
15,356,400 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 15,119,455
104,974,184 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 104,592,833
144,469,418 k United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 143,481,834
24,235,208 k United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 25,724,664
44,287,433 k United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 51,726,338
81,460,746 k United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 82,043,063
84,396,286 k United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 85,183,106
49,389,345 k United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 54,901,273
31,535,118 k United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 38,073,316
59,293,126 k United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 57,492,329
66,473,645 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 63,448,575
117,832,015 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 112,370,010
86,611,200 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 82,379,882
129,889,974 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 123,498,643
4,020,048 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 3,815,827
51,651,966 k United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 64,521,242
7,993,800 k United States Treasury Inflation Indexed Bonds 0 .125 02/15/51 6,153,352

Portfolio of investments (unaudited)
Inflation-Linked Bond Fund June 30, 2022

TIAA-CREF Funds
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 13,744,904 k United States Treasury Inflation Indexed Bonds 0 .125% 02/15/52 $ 10,664,470
TOTAL U.S. TREASURY SECURITIES 2,731,967,621
TOTAL GOVERNMENT BONDS 2,807,365,104
(Cost $2,875,678,206)
TOTAL BONDS 2,807,365,104
(Cost $2,875,678,206)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0 .5%
$ 14,295,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 14,295,000
TOTAL REPURCHASE AGREEMENT 14,295,000
TOTAL SHORT-TERM INVESTMENTS 14,295,000
(Cost $14,295,000)
TOTAL INVESTMENTS - 99.9% 2,821,660,104
(Cost $2,889,973,206)
OTHER ASSETS & LIABILITIES, NET - 0.1% 1,642,723
NET ASSETS - 100.0% $ 2,823,302,827
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $14,295,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 11/30/25, valued at $14,580,964.
Futures contracts outstanding as of June 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
US Ultra Bond (CBT) (50) 09/21/22  $ (7,927,449) $ (7,717,188) $ 210,261

Short Duration Impact Bond Fund June 30, 2022
Portfolio of investments (unaudited)

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 3.7%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .9%
$ 495,000 i LTR Intermediate Holdings, Inc LIBOR  3M + 4.500% 5 .506% 05/05/28 $ 452,098
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 452,098
UTILITIES - 2 .8%
461,237 i Exgen Renewables IV LLC LIBOR  3M + 2.500% 4 .080 12/15/27 443,710
1,000,000 i TerraForm Power Operating LLC SOFR 3M + 2.750% 4 .161 05/20/29 973,750
TOTAL UTILITIES 1,417,460
TOTAL BANK LOAN OBLIGATIONS 1,869,558
(Cost $1,934,599)
BONDS - 86.4%
CORPORATE BONDS - 24.1%
AUTOMOBILES & COMPONENTS - 0 .4%
200,000 Aptiv plc 2 .396 02/18/25 191,000
TOTAL AUTOMOBILES & COMPONENTS 191,000
BANKS - 5 .2%
250,000 Bank of America Corp 0 .981 09/25/25 231,298
250,000 i Bank of America Corp SOFR + 0.970% 1 .959 07/22/27 238,337
500,000 i Citigroup, Inc LIBOR 3 M + 1.250% 3 .527 07/01/26 489,893
250,000 HSBC Holdings plc 3 .033 11/22/23 248,868
250,000 Lloyds Banking Group plc 4 .500 11/04/24 249,384
250,000 National Bank of Canada 0 .550 11/15/24 238,339
250,000 NatWest Group plc 2 .359 05/22/24 245,517
300,000 g,i UBS AG. SOFR + 0.450% 1 .619 08/09/24 297,962
400,000 g USAA Capital Corp 1 .500 05/01/23 393,993
TOTAL BANKS 2,633,591
CAPITAL GOODS - 1 .7%
625,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 618,417
250,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 1 .876 03/11/24 247,827
TOTAL CAPITAL GOODS 866,244
COMMERCIAL & PROFESSIONAL SERVICES - 1 .0%
500,000 Council Of Europe Development Bank 3 .000 06/16/25 498,238
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 498,238
CONSUMER SERVICES - 2 .1%
550,000 Nature Conservancy 0 .467 07/01/23 533,555
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 2 .366 02/01/24 258,885
300,000 Nature Conservancy 2 .668 03/01/26 289,714
TOTAL CONSUMER SERVICES 1,082,154
DIVERSIFIED FINANCIALS - 5 .4%
200,000 i AerCap Ireland Capital DAC SOFR + 0.680% 2 .193 09/29/23 197,262
395,000 g Federation des Caisses Desjardins du Quebec 0 .450 10/07/23 380,539
250,000 Goldman Sachs Group, Inc 0 .855 02/12/26 227,439
500,000 Morgan Stanley 0 .791 01/22/25 472,638
260,000 g NongHyup Bank 1 .250 07/20/25 240,205
250,000 Reinvestment Fund, Inc 3 .477 02/15/23 247,929
250,000 g,i Societe Generale S.A. SOFR + 1.050% 1 .998 01/21/26 240,953
250,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 239,330
250,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 239,214

Portfolio of investments (unaudited)
Short Duration Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 250,000 g WLB Asset II Pte Ltd 4 .000% 01/14/24 $ 245,262
TOTAL DIVERSIFIED FINANCIALS 2,730,771
ENERGY - 0 .5%
250,000 g Aker BP ASA 2 .875 01/15/26 236,332
TOTAL ENERGY 236,332
HOUSEHOLD & PERSONAL PRODUCTS - 0 .5%
250,000 Unilever Capital Corp 0 .626 08/12/24 235,813
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 235,813
INSURANCE - 0 .5%
250,000 g Five Corners Funding Trust 4 .419 11/15/23 251,375
TOTAL INSURANCE 251,375
MATERIALS - 0 .5%
250,000 Sonoco Products Co 1 .800 02/01/25 234,645
TOTAL MATERIALS 234,645
REAL ESTATE - 1 .5%
250,000 Brandywine Operating Partnership LP 3 .950 02/15/23 249,396
300,000 Federal Realty Investment Trust 1 .250 02/15/26 268,398
250,000 g HAT Holdings I LLC 3 .375 06/15/26 215,000
TOTAL REAL ESTATE 732,794
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
250,000 Apple, Inc 2 .850 02/23/23 250,093
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 250,093
TELECOMMUNICATION SERVICES - 0 .5%
250,000 i Verizon Communications, Inc SOFR + 0.790% 2 .296 03/20/26 245,803
TOTAL TELECOMMUNICATION SERVICES 245,803
UTILITIES - 3 .8%
345,000 i CenterPoint Energy Resources Corp LIBOR 3 M + 0.500% 2 .111 03/02/23 344,030
292,050 g India Cleantech Energy 4 .700 08/10/26 235,845
300,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 301,482
300,000 National Fuel Gas Co 5 .500 01/15/26 301,099
300,000 OGE Energy Corp 0 .703 05/26/23 292,337
470,000 SCE Recovery Funding LLC 1 .977 11/15/28 443,669
TOTAL UTILITIES 1,918,462
TOTAL CORPORATE BONDS 12,107,315
(Cost $12,566,581)
GOVERNMENT BONDS - 40.8%
AGENCY SECURITIES - 9 .9%
250,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 244,683
250,000 FHLMC 1 .500 02/12/25 240,312
500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 486,747
959,564 Helios Leasing II LLC 2 .668 03/18/25 948,949
615,563 Lulwa Ltd 1 .831 03/26/25 601,334
209,933 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 197,447
527,382 Penta Aircraft Leasing LLC 1 .691 04/29/25 514,470
1,000,000 Private Export Funding Corp (PEFCO) 2 .050 11/15/22 997,981
225,591 Thirax  LLC 0 .968 01/14/33 196,043
209,933 United States International Development Finance Corp 1 .050 10/15/29 191,727
250,000 US Department of Housing and Urban Development
(HUD)
2 .618 08/01/23 248,755

Portfolio of investments (unaudited)
Short Duration Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 122,220 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 2 .627% 06/26/24 $ 121,858
TOTAL AGENCY SECURITIES 4,990,306
DIVERSIFIED FINANCIAL SERVICES - 1 .0%
500,000 Kreditanstalt fuer Wiederaufbau 2 .000 09/29/22 499,866
TOTAL DIVERSIFIED FINANCIAL SERVICES 499,866
FOREIGN GOVERNMENT BONDS - 6 .3%
250,000 Asian Development Bank 1 .875 08/10/22 249,991
500,000 g European Stability Mechanism 1 .375 09/11/24 481,870
250,000 Inter-American Investment Corp 2 .625 04/22/25 245,869
250,000 International Bank for Reconstruction & Development 0 .625 04/22/25 233,309
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 228,728
500,000 g International Development Association 2 .750 04/24/23 498,915
250,000 International Finance Corp 2 .000 10/24/22 249,695
235,000 g Korea Electric Power Corp 1 .125 06/15/25 217,565
250,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 241,764
500,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 501,136
TOTAL FOREIGN GOVERNMENT BONDS 3,148,842
MORTGAGE BACKED - 0 .2%
62,480 Federal National Mortgage Association (FNMA) 2 .500 10/01/36 59,733
33,225 Government National Mortgage Association (GNMA) 4 .000 12/20/44 33,493
TOTAL MORTGAGE BACKED 93,226
MUNICIPAL BONDS - 5 .4%
45,000 g California Municipal Finance Authority 4 .250 11/01/23 44,653
440,000 California Municipal Finance Authority 1 .622 08/15/25 409,870
200,000 City of Detroit MI 2 .189 04/01/24 192,715
500,000 District of Columbia 3 .850 02/28/25 493,757
250,000 g Florida Development Finance Corp 6 .750 12/01/56 247,105
650,000 Morris County Improvement Authority 0 .468 06/15/23 634,273
125,000 New York State Energy Research & Development
Authority
1 .624 10/01/22 124,473
250,000 Pharr Economic Development Corp 3 .016 08/15/26 243,025
150,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 138,685
200,000 g Warm Springs Reservation Confederated Tribe 3 .050 11/01/24 197,535
TOTAL MUNICIPAL BONDS 2,726,091
U.S. TREASURY SECURITIES - 18 .0%
585,000 United States Treasury Note 0 .125 10/31/22 581,146
1,500,000 United States Treasury Note 2 .625 12/31/23 1,492,500
6,190,000 e United States Treasury Note 2 .500 05/31/24 6,134,145
245,000 United States Treasury Note 2 .875 06/15/25 244,024
568,000 United States Treasury Note 2 .625 05/31/27 557,261
TOTAL U.S. TREASURY SECURITIES 9,009,076
TOTAL GOVERNMENT BONDS 20,467,407
(Cost $20,762,423)
STRUCTURED ASSETS - 21.5%
ASSET BACKED - 14 .3%
351,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 339,278
Series - 2019 1 (Class AA)
220,103 Delta Air Lines Pass Through Trust 2 .000 06/10/28 192,011
Series - 2020 1 (Class AA)
245,785 Delta Air Lines Pass Through Trust 2 .500 06/10/28 215,214
Series - 2020 1 (Class A)

Portfolio of investments (unaudited)
Short Duration Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 307,286 g GoodLeap Sustainable Home Solutions Trust 1 .930% 07/20/48 $ 261,726
Series - 2021 4GS (Class A)
262,889 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 225,593
Series - 2021 5CS (Class B)
134,391 g HERO Funding Trust 4 .050 09/20/41 133,800
Series - 2016 1A (Class A)
202,244 g HERO Funding Trust 3 .910 09/20/42 198,874
Series - 2016 3A (Class A2)
138,334 g HERO Funding Trust 2 .720 09/20/57 129,791
Series - 2020 1A (Class A)
140,548 g Mosaic Solar Loan Trust 2 .100 04/20/46 127,441
Series - 2020 1A (Class A)
313,600 g Mosaic Solar Loan Trust 1 .440 08/20/46 271,531
Series - 2020 2A (Class A)
372,028 g Mosaic Solar Loan Trust 1 .440 06/20/52 319,292
Series - 2021 3A (Class A)
250,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 220,089
Series - 2021 3A (Class C)
32,161 g Renew 3 .670 09/20/52 30,012
Series - 2017 1A (Class A)
27,382,754 g,i SLG Office Trust 0 .258 07/15/41 480,340
Series - 2021 OVA (Class X)
270,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 3 .279 11/15/36 256,029
Series - 2021 LIH (Class C)
218,299 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 193,124
Series - 2021 C (Class A)
279,887 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 253,521
Series - 2022 A (Class A)
466,424 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 422,732
Series - 2019 2 (Class A)
384,056 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 361,147
Series - 2019 1A (Class A)
313,722 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 262,973
Series - 2021 2A (Class A)
250,000 g Tesla Auto Lease Trust 2 .200 11/21/22 249,711
Series - 2019 A (Class A4)
250,000 g Tesla Auto Lease Trust 2 .330 02/20/24 244,224
Series - 2020 A (Class D)
250,000 g Tesla Auto Lease Trust 0 .560 03/20/25 241,188
Series - 2021 A (Class A3)
600,000 g Tesla Auto Lease Trust 0 .600 09/22/25 568,552
Series - 2021 B (Class A3)
420,108 Toyota Auto Receivables Owner Trust 0 .140 01/16/24 418,134
Series - 2021 B (Class A2)
549,009 g Vivint Colar Financing V LLC 7 .370 04/30/48 538,506
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 7,154,833
OTHER MORTGAGE BACKED - 7 .2%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 3 .574 04/15/34 238,350
Series - 2021 ACEN (Class C)
250,000 g,i BX TRUST 3 .369 01/17/39 239,769
Series - 2022 AHP (Class C)
250,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 243,653
Series - 2016 CLNE (Class A)
40,000 g,i Connecticut Avenue Securities Trust 2 .576 12/25/41 35,619
Series - 2021 R03 (Class 1M2)
250,000 g,i DBUBS Mortgage Trust 3 .648 10/10/34 235,305
Series - 2017 BRBK (Class D)

Portfolio of investments (unaudited)
Short Duration Impact Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 28,344 g,i Freddie Mac STACR REMIC Trust 2 .576% 01/25/34 $ 27,330
Series - 2021 DNA5 (Class M2)
159,161 GS Mortgage Securities Trust 2 .922 05/10/49 155,925
Series - 2016 GS2 (Class AAB)
250,000 g,i MAD Mortgage Trust 3 .294 08/15/34 240,844
Series - 2017 330M (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 2 .824 07/15/36 246,235
Series - 2019 MILE (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 3 .524 07/15/36 244,250
Series - 2019 MILE (Class C)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 5 .574 07/15/36 236,254
Series - 2019 MILE (Class F)
17,058 g,i OBX Trust LIBOR 1 M + 0.650% 2 .274 06/25/57 16,692
Series - 2018 1 (Class A2)
250,000 g One Market Plaza Trust 3 .614 02/10/32 245,382
Series - 2017 1MKT (Class A)
250,000 g One Market Plaza Trust 3 .845 02/10/32 242,240
Series - 2017 1MKT (Class B)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 2 .581 11/15/36 477,719
Series - 2021 LIH (Class AS)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 2 .980 11/15/36 476,023
Series - 2021 LIH (Class B)
TOTAL OTHER MORTGAGE BACKED 3,601,590
TOTAL STRUCTURED ASSETS 10,756,423
(Cost $11,435,586)
TOTAL BONDS 43,331,145
(Cost $44,764,590)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 21.5%
REPURCHASE AGREEMENT - 9 .1%
$ 4,565,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 4,565,000
TOTAL REPURCHASE AGREEMENT 4,565,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 12 .4%
6,205,752 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 6,205,752
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 6,205,752
TOTAL SHORT-TERM INVESTMENTS 10,770,752
(Cost $10,770,752)
TOTAL INVESTMENTS - 111.6% 55,971,455
(Cost $57,469,941)
OTHER ASSETS & LIABILITIES, NET - (11.6)% (5,818,374)
NET ASSETS - 100.0% $ 50,153,081
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate

Portfolio of investments (unaudited)
Short Duration Impact Bond Fund June 30, 2022

TIAA-CREF Funds
concluded
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,072,704.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $16,250,140 or 32.4% of net assets.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $4,565,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 2.250% and maturity date 11/15/25, valued at $4,656,357.

Short-Term Bond Fund June 30, 2022
Portfolio of investments (unaudited)

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 2.0%
CAPITAL GOODS - 0 .0%
$ 682,500 i American Builders & Contractors Supply Co, Inc LIBOR  1M + 2.000% 3 .666% 01/15/27 $ 644,109
TOTAL CAPITAL GOODS 644,109
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
990,000 i AECOM LIBOR  1M + 1.750% 3 .416 04/13/28 986,287
1,994,937 i GFL Environmental, Inc LIBOR 1 M + 3.000% 3 .500 05/31/25 1,940,914
1,718,776 h,i Prime Security Services Borrower LLC LIBOR  3M + 2.750% 3 .500 09/23/26 1,600,972
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,528,173
CONSUMER SERVICES - 0 .3%
1,477,273 i 1011778 BC ULC LIBOR  1M + 1.750% 3 .416 11/19/26 1,407,472
1,943,891 i Hilton Worldwide Finance LLC LIBOR  1M + 1.750% 3 .374 06/22/26 1,864,833
802,454 i KFC Holding Co LIBOR  1M + 1.750% 3 .345 03/09/28 790,417
1,430,000 i Wyndham Hotels & Resorts, Inc LIBOR  1M + 1.750% 3 .416 05/30/25 1,378,935
TOTAL CONSUMER SERVICES 5,441,657
FOOD & STAPLES RETAILING - 0 .1%
1,000,000 h,i US Foods, Inc LIBOR  3M + 2.750% 4 .325 11/22/28 950,250
TOTAL FOOD & STAPLES RETAILING 950,250
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
2,472,462 i Energizer Holdings, Inc LIBOR  1M + 2.250% 3 .875 12/16/27 2,341,125
987,500 i Spectrum Brands, Inc LIBOR  1M + 2.000% 3 .670 03/03/28 949,235
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,290,360
MATERIALS - 0 .1%
1,791,687 i Berry Global, Inc LIBOR  1M + 1.750% 3 .005 07/01/26 1,727,240
TOTAL MATERIALS 1,727,240
MEDIA & ENTERTAINMENT - 0 .4%
1,365,556 i CSC Holdings LLC LIBOR  1M + 2.250% 3 .574 07/17/25 1,267,236
1,500,000 i Delta 2 Lux Sarl LIBOR  1M + 2.500% 4 .166 02/01/24 1,459,500
1,500,000 h,i Nascar Holdings, Inc LIBOR 1 M + 2.500% 4 .166 10/19/26 1,438,500
793,130 i Nielsen Finance LLC LIBOR  1M + 2.000% 3 .190 10/04/23 787,554
2,413,570 i Organon & Co LIBOR  3M + 3.000% 4 .625 06/02/28 2,318,041
1,290,299 i Outfront Media Capital LLC LIBOR  1M + 1.750% 3 .416 11/18/26 1,226,106
TOTAL MEDIA & ENTERTAINMENT 8,496,937
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .2%
1,000,000 i Horizon Therapeutics USA, Inc LIBOR  1M + 2.000% 3 .625 05/22/26 962,500
2,500,000 h,i Jazz Financing Lux Sarl LIBOR  1M + 3.500% 5 .166 05/05/28 2,380,075
1,000,000 h,i Prestige Brands, Inc LIBOR 3 M + 2.000% 2 .000 01/26/24 991,530
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,334,105
SOFTWARE & SERVICES - 0 .2%
1,389,098 i IQVIA, Inc LIBOR  1M + 1.750% 3 .416 01/14/25 1,343,952
1,852,859 i Open Text Corp LIBOR  1M + 1.750% 2 .810 05/30/25 1,845,133
462,235 i SS&C Technologies, Inc LIBOR  1M + 1.750% 3 .416 04/16/25 438,258
375,236 i SS&C Technologies, Inc LIBOR 1 M + 1.750% 3 .416 04/16/25 355,773
TOTAL SOFTWARE & SERVICES 3,983,116
TRANSPORTATION - 0 .2%
1,799,673 i Avis Budget Car Rental LLC LIBOR  1M + 1.750% 3 .420 08/06/27 1,699,845
1,496,250 i Avis Budget Car Rental LLC SOFR + 3.500% 5 .125 03/16/29 1,428,919
TOTAL TRANSPORTATION 3,128,764

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES - 0 .1%
$ 1,500,000 i Core & Main LP LIBOR 1 M + 2.500% 4 .319% 07/27/28 $ 1,425,630
TOTAL UTILITIES 1,425,630
TOTAL BANK LOAN OBLIGATIONS 37,950,341
(Cost $39,364,338)
BONDS - 96.8%
CORPORATE BONDS - 33.7%
AUTOMOBILES & COMPONENTS - 0 .2%
2,725,000 g Denso Corp 1 .239 09/16/26 2,430,751
2,250,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 2,125,516
TOTAL AUTOMOBILES & COMPONENTS 4,556,267
BANKS - 10 .6%
2,100,000 g Banco de Credito del Peru 2 .700 01/11/25 1,971,375
2,375,000 g Banco del Estado de Chile 2 .704 01/09/25 2,245,738
2,855,000 g Banco do Brasil S.A. 3 .250 09/30/26 2,580,206
2,000,000 g Banco Santander Chile 2 .700 01/10/25 1,913,200
750,000 g Banco Santander Mexico S.A. 4 .125 11/09/22 750,195
2,000,000 g Banco Santander Mexico S.A. Institucion de Banca
Multiple Grupo Financiero Santand
5 .375 04/17/25 2,006,580
5,000,000 Banco Santander S.A. 3 .496 03/24/25 4,884,049
5,125,000 Bancolombia S.A. 3 .000 01/29/25 4,717,947
24,300,000 Bank of America Corp 3 .004 12/20/23 24,220,341
5,000,000 Bank of America Corp 0 .976 04/22/25 4,702,852
8,000,000 Bank of America Corp 0 .981 09/25/25 7,401,528
5,000,000 Bank of America Corp 3 .384 04/02/26 4,846,522
500,000 Citigroup, Inc 0 .776 10/30/24 476,648
23,600,000 Citigroup, Inc 0 .981 05/01/25 22,109,166
2,500,000 Citigroup, Inc 1 .281 11/03/25 2,321,197
5,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 4,755,065
1,775,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,769,799
4,000,000 g Dexia Credit Local S.A. 2 .375 09/20/22 4,000,639
650,000 Discover Bank 3 .350 02/06/23 650,024
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,241,957
1,445,000 JPMorgan Chase & Co 3 .200 01/25/23 1,447,026
5,000,000 JPMorgan Chase & Co 4 .023 12/05/24 4,982,858
725,000 JPMorgan Chase & Co 0 .563 02/16/25 682,828
20,000,000 JPMorgan Chase & Co 0 .824 06/01/25 18,690,056
14,000,000 JPMorgan Chase & Co 4 .080 04/26/26 13,825,376
3,000,000 Mitsubishi UFJ Financial Group, Inc 2 .623 07/18/22 3,000,272
5,000,000 Mitsubishi UFJ Financial Group, Inc 0 .848 09/15/24 4,813,534
2,875,000 National Bank of Canada 0 .550 11/15/24 2,740,903
5,000,000 NatWest Group plc 3 .875 09/12/23 4,983,517
1,625,000 NatWest Group plc 2 .359 05/22/24 1,595,862
5,000,000 g Skandinaviska Enskilda Banken AB 0 .550 09/01/23 4,832,301
5,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 4,761,197
2,100,000 g Svenska Handelsbanken AB 0 .625 06/30/23 2,040,067
3,000,000 Toronto-Dominion Bank 0 .750 06/12/23 2,917,075
5,000,000 Toronto-Dominion Bank 0 .450 09/11/23 4,836,252
1,680,000 Truist Financial Corp 3 .750 12/06/23 1,690,014
5,000,000 e,g UBS AG. 0 .450 02/09/24 4,740,105
4,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 3,670,573
15,000,000 Wells Fargo & Co 3 .908 04/25/26 14,752,281
TOTAL BANKS 200,567,125
CAPITAL GOODS - 0 .9%
3,721,000 Air Lease Corp 2 .250 01/15/23 3,683,201

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 2,000,000 g BOC Aviation Ltd 3 .500% 10/10/24 $ 1,978,180
5,000,000 Boeing Co 1 .433 02/04/24 4,776,146
2,500,000 g DAE Funding LLC 2 .625 03/20/25 2,315,645
1,875,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,855,251
272,000 Raytheon Technologies Corp 3 .650 08/16/23 271,714
3,000,000 g TSMC Global Ltd 0 .750 09/28/25 2,733,547
TOTAL CAPITAL GOODS 17,613,684
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
2,000,000 ADT Corp 4 .125 06/15/23 1,964,480
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,964,480
CONSUMER DURABLES & APPAREL - 0 .1%
1,455,000 Lennar Corp 4 .875 12/15/23 1,462,995
TOTAL CONSUMER DURABLES & APPAREL 1,462,995
CONSUMER SERVICES - 0 .1%
1,475,000 Hyatt Hotels Corp 1 .300 10/01/23 1,428,350
TOTAL CONSUMER SERVICES 1,428,350
DIVERSIFIED FINANCIALS - 7 .4%
7,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 6,774,485
15,000,000 AerCap Ireland Capital DAC 1 .650 10/29/24 13,849,977
5,500,000 American Express Co 3 .375 05/03/24 5,460,416
3,000,000 American Honda Finance Corp 0 .875 07/07/23 2,926,295
5,000,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 4,442,250
4,000,000 Capital One Bank USA NA 3 .375 02/15/23 3,996,686
7,000,000 Capital One Financial Corp 4 .166 05/09/25 6,897,491
5,000,000 Credit Suisse AG. 0 .495 02/02/24 4,712,854
2,950,000 Deutsche Bank AG. 0 .898 05/28/24 2,763,772
3,000,000 Discover Financial Services 3 .850 11/21/22 3,007,340
10,000,000 g Federation des Caisses Desjardins du Quebec 0 .700 05/21/24 9,398,102
5,000,000 General Motors Financial Co, Inc 3 .550 07/08/22 5,000,029
5,000,000 General Motors Financial Co, Inc 1 .700 08/18/23 4,874,908
3,910,000 General Motors Financial Co, Inc 3 .950 04/13/24 3,879,990
4,000,000 General Motors Financial Co, Inc 1 .200 10/15/24 3,719,643
3,000,000 Goldman Sachs Group, Inc 0 .627 11/17/23 2,962,500
5,000,000 Goldman Sachs Group, Inc 0 .673 03/08/24 4,884,826
5,000,000 Goldman Sachs Group, Inc 0 .657 09/10/24 4,783,781
6,105,000 Morgan Stanley 3 .125 01/23/23 6,102,898
5,000,000 Morgan Stanley 0 .529 01/25/24 4,901,287
4,175,000 Morgan Stanley 0 .731 04/05/24 4,070,090
4,000,000 Morgan Stanley 3 .620 04/17/25 3,948,784
5,000,000 Morgan Stanley 0 .790 05/30/25 4,654,580
5,000,000 Morgan Stanley 1 .164 10/21/25 4,632,358
2,775,000 Morgan Stanley 1 .512 07/20/27 2,433,758
2,700,000 g NatWest Markets plc 0 .800 08/12/24 2,506,247
3,000,000 Toronto-Dominion Bank 3 .766 06/06/25 2,982,967
4,500,000 Toyota Motor Credit Corp 0 .500 08/14/23 4,363,506
4,725,000 g UBS Group AG 1 .008 07/30/24 4,575,195
2,000,000 g United Overseas Bank Ltd 3 .059 04/07/25 1,974,077
TOTAL DIVERSIFIED FINANCIALS 141,481,092
ENERGY - 2 .0%
3,000,000 e Canadian Natural Resources Ltd 2 .050 07/15/25 2,806,743
5,000,000 Enbridge, Inc 0 .550 10/04/23 4,814,978
2,230,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,094,767
5,000,000 Energy Transfer Operating LP 4 .500 04/15/24 5,002,284
3,500,000 g Leviathan Bond Ltd 5 .750 06/30/23 3,448,519
1,000,000 Marathon Petroleum Corp 4 .700 05/01/25 1,011,708

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 4,000,000 MPLX LP 3 .375% 03/15/23 $ 3,988,854
132,500 Petroleos Mexicanos 2 .000 12/20/22 131,937
2,000,000 e Petroleos Mexicanos 3 .500 01/30/23 1,967,500
417,000 Petroleos Mexicanos 2 .378 04/15/25 410,979
1,000,000 Petroleos Mexicanos 4 .500 01/23/26 859,610
1,350,000 Phillips 66 0 .900 02/15/24 1,285,513
5,000,000 g Saudi Arabian Oil Co 2 .875 04/16/24 4,903,087
5,000,000 TransCanada PipeLines Ltd 1 .000 10/12/24 4,663,712
TOTAL ENERGY 37,390,191
FOOD & STAPLES RETAILING - 0 .3%
5,000,000 Walmart, Inc 2 .350 12/15/22 4,996,645
TOTAL FOOD & STAPLES RETAILING 4,996,645
FOOD, BEVERAGE & TOBACCO - 0 .4%
1,850,000 BAT Capital Corp 3 .222 08/15/24 1,798,211
2,450,000 ConAgra Brands, Inc 0 .500 08/11/23 2,361,519
3,000,000 Constellation Brands, Inc 3 .600 05/09/24 2,988,830
TOTAL FOOD, BEVERAGE & TOBACCO 7,148,560
HEALTH CARE EQUIPMENT & SERVICES - 0 .8%
4,925,000 CVS Health Corp 2 .625 08/15/24 4,814,804
3,300,000 Humana, Inc 0 .650 08/03/23 3,192,562
5,000,000 PerkinElmer, Inc 0 .550 09/15/23 4,814,878
2,950,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 2,777,074
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,599,318
INSURANCE - 0 .7%
3,000,000 g MassMutual Global Funding II 0 .850 06/09/23 2,930,992
3,000,000 g Principal Life Global Funding II 0 .750 04/12/24 2,837,159
2,500,000 Principal Life Global Funding II 0 .875 01/12/26 2,213,631
5,000,000 g Protective Life Global Funding 0 .473 01/12/24 4,755,501
TOTAL INSURANCE 12,737,283
MATERIALS - 0 .9%
6,250,000 Berry Global, Inc 0 .950 02/15/24 5,920,040
1,200,000 g Freeport Indonesia PT 4 .763 04/14/27 1,148,400
1,225,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,093,312
1,550,000 g SABIC Capital II BV 4 .000 10/10/23 1,550,825
3,000,000 Sasol Financing International plc 4 .500 11/14/22 2,978,910
2,000,000 Westlake Chemical Corp 0 .875 08/15/24 1,908,801
3,000,000 WRKCo, Inc 3 .000 09/15/24 2,931,386
TOTAL MATERIALS 17,531,674
MEDIA & ENTERTAINMENT - 1 .2%
5,000,000 Charter Communications Operating LLC 4 .500 02/01/24 5,029,587
3,250,000 DH Europe Finance II Sarl 2 .200 11/15/24 3,117,617
6,875,000 g Magallanes, Inc 3 .638 03/15/25 6,658,503
3,400,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,307,554
1,075,000 TSMC Arizona Corp 1 .750 10/25/26 988,541
1,325,000 TSMC Arizona Corp 3 .875 04/22/27 1,320,504
3,000,000 Walt Disney Co 1 .650 09/01/22 2,996,516
TOTAL MEDIA & ENTERTAINMENT 23,418,822
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .5%
13,000,000 AbbVie, Inc 2 .300 11/21/22 12,974,133
4,450,000 AbbVie, Inc 3 .800 03/15/25 4,414,377
4,406,000 Gilead Sciences, Inc 0 .750 09/29/23 4,263,469
5,000,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 5,037,400
2,000,000 Teva Pharmaceutical Finance Co BV 2 .950 12/18/22 1,970,000

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750% 05/09/27 $ 892,554
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 29,551,933
REAL ESTATE - 1 .7%
2,000,000 American Tower Corp 3 .375 05/15/24 1,970,770
1,450,000 AvalonBay Communities, Inc 3 .500 11/15/24 1,432,569
2,600,000 Boston Properties LP 3 .125 09/01/23 2,581,178
1,044,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,033,994
3,000,000 Brixmor Operating Partnership LP 3 .650 06/15/24 2,956,531
5,000,000 e Essex Portfolio LP 3 .875 05/01/24 4,985,330
410,000 Federal Realty Investment Trust 3 .950 01/15/24 409,132
850,000 Highwoods Realty LP 3 .625 01/15/23 850,587
1,665,000 g SBA Tower Trust 2 .836 01/15/25 1,606,864
13,365,000 g SBA Tower Trust 1 .884 01/15/26 12,341,627
2,500,000 g SBA Tower Trust 1 .631 11/15/26 2,236,334
TOTAL REAL ESTATE 32,404,916
RETAILING - 0 .6%
1,150,000 Genuine Parts Co 1 .750 02/01/25 1,083,495
5,000,000 g GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 4,869,270
2,150,000 g Kia Corp 1 .000 04/16/24 2,046,871
1,335,000 g Kia Corp 2 .375 02/14/25 1,276,864
1,600,000 g Volkswagen Group of America Finance LLC 3 .125 05/12/23 1,588,543
TOTAL RETAILING 10,865,043
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
5,000,000 NVIDIA Corp 0 .584 06/14/24 4,746,369
3,000,000 g SK Hynix, Inc 1 .500 01/19/26 2,696,310
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,442,679
SOFTWARE & SERVICES - 1 .2%
5,000,000 Adobe, Inc 1 .900 02/01/25 4,814,432
5,000,000 Fidelity National Information Services, Inc 0 .600 03/01/24 4,732,447
5,146,000 Fiserv, Inc 3 .500 10/01/22 5,146,000
2,100,000 g HCL America, Inc 1 .375 03/10/26 1,889,617
3,000,000 g Prosus NV 3 .257 01/19/27 2,607,237
3,000,000 Take-Two Interactive Software, Inc 3 .300 03/28/24 2,959,988
TOTAL SOFTWARE & SERVICES 22,149,721
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .1%
1,850,000 e Apple, Inc 1 .700 09/11/22 1,851,020
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,851,020
TELECOMMUNICATION SERVICES - 0 .3%
5,000,000 T-Mobile USA, Inc 3 .500 04/15/25 4,890,200
TOTAL TELECOMMUNICATION SERVICES 4,890,200
TRANSPORTATION - 0 .5%
5,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 4,703,517
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,884,865
3,000,000 g Transnet SOC Ltd 4 .000 07/26/22 2,861,400
TOTAL TRANSPORTATION 10,449,782
UTILITIES - 1 .7%
2,000,000 g AIG Global Funding 0 .800 07/07/23 1,943,246
3,000,000 Atmos Energy Corp 0 .625 03/09/23 2,946,743
3,225,000 Consumers Energy Co 0 .350 06/01/23 3,135,823
3,000,000 DTE Energy Co 2 .250 11/01/22 2,993,854
4,775,000 Enbridge, Inc 2 .500 02/14/25 4,583,596
2,000,000 g Hanwha Energy USA Holdings Corp 2 .375 07/30/22 1,998,356

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 5,000,000 NextEra Energy Capital Holdings, Inc 0 .650% 03/01/23 $ 4,914,143
5,000,000 g Southern Natural Gas Co LLC 0 .625 04/28/23 4,849,495
3,000,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 2,549,451
2,020,000 WEC Energy Group, Inc 0 .550 09/15/23 1,951,385
TOTAL UTILITIES 31,866,092
TOTAL CORPORATE BONDS 639,367,872
(Cost $666,162,675)
GOVERNMENT BONDS - 39.4%
AGENCY SECURITIES - 1 .1%
2,235,000 Montefiore Medical Center 2 .152 10/20/26 2,196,288
5,900,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 5,693,249
4,210,526 Reliance Industries Ltd 1 .870 01/15/26 4,101,049
4,000,000 Reliance Industries Ltd 2 .060 01/15/26 3,909,002
5,263,158 Reliance Industries Ltd 2 .444 01/15/26 5,177,445
226,732 San Clemente Leasing LLC 3 .030 11/22/22 226,784
TOTAL AGENCY SECURITIES 21,303,817
FOREIGN GOVERNMENT BONDS - 9 .0%
1,450,000 g African Export-Import Bank 2 .634 05/17/26 1,279,514
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,342,074
7,000,000 g Bermuda Government International Bond 4 .138 01/03/23 7,003,487
3,000,000 g BNG Bank NV 0 .875 05/18/26 2,743,681
3,250,000 Brazilian Government International Bond 2 .625 01/05/23 3,235,830
2,500,000 Brazilian Government International Bond 2 .875 06/06/25 2,356,878
5,000,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 4,566,937
10,000,000 g CDP Financial, Inc 0 .875 06/10/25 9,322,012
2,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 2,390,063
1,725,000 g Egypt Government International Bond 5 .577 02/21/23 1,689,048
1,500,000 g Egypt Government International Bond 4 .550 11/20/23 1,410,515
3,200,000 Export-Import Bank of India 4 .000 01/14/23 3,202,804
1,000,050 g Honduras Government International Bond 7 .500 03/15/24 938,047
8,900,000 g International Development Association 2 .750 04/24/23 8,880,687
6,100,000 Japan Bank for International Cooperation 1 .750 01/23/23 6,073,208
6,650,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 6,662,344
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,551,734
10,000,000 g Kommunalbanken AS. 0 .375 09/11/25 9,155,344
5,400,000 g Kommuninvest I Sverige AB 0 .250 12/01/22 5,347,148
1,200,000 g Kommuninvest I Sverige AB 2 .875 07/03/24 1,191,847
3,000,000 g Korea Electric Power Corp 3 .625 06/14/25 2,985,609
1,875,000 g Korea Housing Finance Corp 3 .000 10/31/22 1,874,531
2,800,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,549,271
12,000,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 2 .169 02/12/24 12,170,220
10,000,000 e Mexico Government International Bond 2 .659 05/24/31 8,229,784
2,025,000 g Morocco Government International Bond 4 .250 12/11/22 2,023,259
3,000,000 g Morocco Government International Bond 2 .375 12/15/27 2,420,871
5,950,000 g OMERS Finance Trust 2 .500 05/02/24 5,876,770
5,000,000 g Ontario Teachers' Finance Trust 1 .625 09/12/24 4,835,650
5,000,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 5,011,363
3,400,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 3,406,494
5,400,000 e Province of British Columbia Canada 1 .300 01/29/31 4,547,144
5,000,000 Province of Quebec Canada 1 .900 04/21/31 4,400,852
3,000,000 g Qatar Government International Bond 3 .375 03/14/24 2,987,965
4,000,000 g Qatar Government International Bond 4 .000 03/14/29 4,038,916
6,800,000 Republic of Italy Government International Bond 2 .375 10/17/24 6,575,898
1,500,000 g Republic of Paraguay Government International Bond 4 .625 01/25/23 1,501,545
2,000,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 1,907,139
5,200,000 g Saudi Government International Bond 3 .250 10/26/26 5,082,552

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,540,000 Svensk Exportkredit AB 1 .750% 12/12/23 $ 1,512,049
5,000,000 Svensk Exportkredit AB 0 .500 08/26/25 4,612,149
TOTAL FOREIGN GOVERNMENT BONDS 170,893,233
MORTGAGE BACKED - 5 .1%
1,500,000 g,i Connecticut Avenue Securities Trust 2 .826 12/25/41 1,351,289
4,000,000 g,i Connecticut Avenue Securities Trust 4 .026 03/25/42 3,740,354
6,000,000 g,i Fannie CAS 5 .576 06/25/42 6,022,500
64 Federal National Mortgage Association (FNMA) 5 .500 09/25/22 65
6,225,000 g,i Freddie Mac STACR REMIC Trust 3 .176 08/25/33 6,114,427
15,000,000 g,i Freddie Mac STACR REMIC Trust 1 .926 01/25/42 14,472,675
20,000,000 g,i Freddie Mac STACR REMIC Trust 4 .276 05/25/42 19,013,890
7,537,569 Government National Mortgage Association (GNMA) 2 .000 05/15/31 7,176,595
18,486,209 GNMA 1 .730 07/15/37 16,867,009
21,269,189 GNMA 4 .250 09/15/38 21,512,728
TOTAL MORTGAGE BACKED 96,271,532
MUNICIPAL BONDS - 0 .8%
11,755,000 City of New York NY 2 .280 08/01/25 11,302,491
6,000,000 Massachusetts Water Resources Authority 3 .104 08/01/39 5,118,931
TOTAL MUNICIPAL BONDS 16,421,422
U.S. TREASURY SECURITIES - 23 .4%
12,522,900 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/23 12,734,224
30,041,385 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 30,555,374
40,113,500 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 40,668,194
13,390,850 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 13,519,005
16,899,600 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 17,003,022
24,758,120 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 26,220,396
29,759,670 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 29,481,061
3,173,430 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 3,144,506
5,118,800 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 5,039,818
28,000,000 United States Treasury Note 1 .500 09/15/22 27,990,301
2,500,000 United States Treasury Note 0 .125 01/31/23 2,464,746
25,995,000 United States Treasury Note 0 .125 03/31/23 25,490,332
5,200,000 United States Treasury Note 0 .125 05/31/23 5,071,219
46,100,000 United States Treasury Note 0 .125 08/31/23 44,599,949
9,705,000 United States Treasury Note 0 .250 09/30/23 9,385,038
69,630,000 e United States Treasury Note 2 .500 05/31/24 69,001,698
10,000,000 United States Treasury Note 1 .750 03/15/25 9,667,578
34,174,000 United States Treasury Note 2 .875 06/15/25 34,037,838
26,697,000 United States Treasury Note 2 .625 05/31/27 26,192,260
12,275,000 United States Treasury Note 2 .875 05/15/32 12,136,906
TOTAL U.S. TREASURY SECURITIES 444,403,465
TOTAL GOVERNMENT BONDS 749,293,469
(Cost $774,299,041)
STRUCTURED ASSETS - 23.7%
ASSET BACKED - 8 .7%
82,754 Aames Mortgage Trust (Step Bond) 7 .396 06/25/32 81,577
Series - 2002 1 (Class A3)
55,677 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,229,799 i Asset Backed Securities Corp Home Equity Loan Trust LIBOR 1 M + 1.650% 2 .974 03/15/32 1,206,672
Series - 2002 HE1 (Class M1)
4,214,000 i Bayview Financial Mortgage Pass-Through Trust LIBOR 1 M + 1.125% 2 .758 02/28/41 4,148,305
Series - 2006 A (Class M4)

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,961,495 g Capital Automotive REIT 1 .440% 08/15/51 $ 1,729,258
Series - 2021 1A (Class A1)
2,114,559 g Capital Automotive REIT 1 .920 08/15/51 1,848,230
Series - 2021 1A (Class A3)
17,507 CarMax Auto Owner Trust 3 .360 09/15/23 17,525
Series - 2018 4 (Class A3)
136,818 CarMax Auto Owner Trust 3 .050 03/15/24 136,986
Series - 2019 1 (Class A3)
8,600,000 CarMax Auto Owner Trust 0 .740 10/15/26 7,948,713
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1 .000 03/15/27 6,519,559
Series - 2021 3 (Class B)
1,422 Centex Home Equity 5 .540 01/25/32 1,418
Series - 2002 A (Class AF6)
51,328 i Centex Home Equity LIBOR 1 M + 0.645% 2 .269 03/25/34 49,155
Series - 2004 B (Class M1)
9,803,362 g CF Hippolyta LLC 1 .690 07/15/60 8,883,179
Series - 2020 1 (Class A1)
122,341 i Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 117,020
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0 .900 01/16/29 2,288,469
Series - 2021 B (Class B)
4,269 g Credit-Based Asset Servicing & Securitization LLC
(Step Bond)
4 .702 12/25/37 4,247
Series - 2007 SP1 (Class A4)
6,766,000 g DB Master Finance LLC 2 .045 11/20/51 6,007,227
Series - 2021 1A (Class A2I)
10,890,000 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 9,492,149
Series - 2021 1A (Class A2I)
3,930,211 g FCI Funding LLC 1 .130 04/15/33 3,845,645
Series - 2021 1A (Class A)
2,886,136 g FNA VI LLC 1 .350 01/10/32 2,695,509
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0 .700 10/15/26 4,164,057
Series - 2021 A (Class B)
1,500,000 g Ford Credit Auto Owner Trust 1 .610 10/17/33 1,339,372
Series - 2021 1 (Class B)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0 .750 05/17/27 3,126,684
Series - 2021 1 (Class B)
6,500,000 g Hyundai Auto Lease Securitization Trust 0 .610 10/15/25 6,308,592
Series - 2021 A (Class B)
1,000,000 g,i Irvine Core Office Trust 3 .279 05/15/48 989,552
Series - 2013 IRV (Class A2)
6,100,000 g,i MSCG Trust 3 .577 06/07/35 5,281,603
Series - 2015 ALDR (Class C)
3,078,545 g Navient Private Education Refi Loan Trust 0 .840 05/15/69 2,817,868
Series - 2021 A (Class A)
3,000,000 g Oportun Funding XIV LLC 1 .210 03/08/28 2,807,900
Series - 2021 A (Class A)
2,000,000 g Oportun Issuance Trust 1 .960 05/08/31 1,836,619
Series - 2021 B (Class B)
1,103,354 i Park Place Securities, Inc LIBOR 1 M + 1.245% 2 .869 01/25/36 1,095,378
Series - 2005 WCH1 (Class M4)
7,000,000 g PFS Financing Corp 0 .710 04/15/26 6,554,289
Series - 2021 A (Class A)
5,500,000 g Santander Consumer Auto Receivables Trust 0 .710 08/17/26 5,122,901
Series - 2021 AA (Class B)
7,203,341 SCE Recovery Funding LLC 0 .861 11/15/31 6,315,600
2,468,750 g ServiceMaster Funding LLC 2 .841 10/30/51 2,124,663
Series - 2020 1 (Class A2I)

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 5,692,500 g SERVPRO Master Issuer LLC 2 .394% 04/25/51 $ 4,874,135
Series - 2021 1A (Class A2)
2,472,211 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 2,334,748
Series - 2021 1A (Class A)
54,055 g SoFi Professional Loan Program LLC 2 .360 12/27/32 54,033
Series - 2016 C (Class A2B)
313,650 g SoFi Professional Loan Program LLC 2 .340 04/25/33 311,041
Series - 2016 D (Class A2B)
103,808 g SoFi Professional Loan Program LLC 2 .630 07/25/40 102,795
Series - 2017 C (Class A2B)
3,750,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 3,442,205
Series - 2020 1A (Class A2)
12,775,800 g Taco Bell Funding LLC 1 .946 08/25/51 11,130,481
Series - 2021 1A (Class A2I)
8,799,114 g TES LLC 4 .330 10/20/47 8,242,275
Series - 2017 1A (Class A)
5,000,000 g Tesla Auto Lease Trust 1 .020 03/20/25 4,749,748
Series - 2021 A (Class B)
10,185,000 Verizon Master Trust 0 .890 05/20/27 9,515,325
Series - 2021 1 (Class C)
10,000,000 Verizon Owner Trust 0 .680 02/20/25 9,600,180
Series - 2020 B (Class B)
5,751,900 g Wendy's Funding LLC 2 .370 06/15/51 4,875,316
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 166,138,204
OTHER MORTGAGE BACKED - 15 .0%
3,636,582 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 2 .442 12/18/37 3,563,519
Series - 2021 FL4 (Class A)
5,242,000 g,i Angel Oak Mortgage Trust 3 .161 12/25/59 4,907,710
Series - 2020 1 (Class M1)
7,500,000 g,i BAMLL Commercial Mortgage Securities Trust 3 .429 01/15/39 7,208,630
Series - 2022 DKLX (Class C)
4,119,000 g,i BBCMS Trust LIBOR 1 M + 1.000% 2 .324 07/15/37 4,006,586
Series - 2018 CBM (Class A)
315,326 i Bear Stearns ALT-A Trust LIBOR 1 M + 0.600% 2 .224 06/25/34 315,767
Series - 2004 4 (Class A1)
1,280,510 g,i BHP Trust LIBOR 1 M + 0.975% 2 .299 08/15/36 1,241,902
Series - 2019 BXHP (Class A)
3,060,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.250% 2 .574 10/15/36 2,967,632
Series - 2019 XL (Class C)
4,667,310 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.998% 2 .322 10/15/38 4,409,462
Series - 2021 XL2 (Class B)
7,887,754 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 2 .521 10/15/38 7,432,211
Series - 2021 XL2 (Class C)
1,400,193 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.846% 3 .170 10/15/38 1,314,059
Series - 2021 XL2 (Class E)
1,000,000 g,i BX Commercial Mortgage Trust 3 .119 01/17/39 962,509
Series - 2022 AHP (Class B)
1,400,738 g,i BX TRUST 2 .896 02/15/39 1,316,791
Series - 2022 LP2 (Class C)
3,954,112 g,i Chase Mortgage Trust 3 .750 12/25/45 3,688,205
Series - 2016 SH2 (Class M2)
21,649 Citicorp Mortgage Securities Trust 5 .500 02/25/26 21,217
Series - 2006 1 (Class 5A1)
1,400,000 i Citigroup Commercial Mortgage Trust 4 .134 04/10/46 1,383,375
Series - 2013 GC11 (Class C)
1,023,474 g,i Citigroup Mortgage Loan Trust LIBOR 1 M + 0.290% 2 .631 09/25/36 997,003
Series - 2006 AMC1 (Class A1)

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,000,000 g COMM Mortgage Trust 3 .376% 01/10/39 $ 2,721,501
Series - 2022 HC (Class C)
3,623,360 g COMM Mortgage Trust 3 .397 03/10/46 3,574,902
Series - 2013 CR6 (Class B)
1,600,000 g,i COMM Mortgage Trust 5 .063 08/10/46 1,579,244
Series - 2013 CR10 (Class C)
2,983,000 g,i COMM Mortgage Trust 5 .063 08/10/46 2,875,795
Series - 2013 CR10 (Class D)
2,014,904 COMM Mortgage Trust 4 .701 03/10/47 1,996,743
Series - 2014 UBS2 (Class B)
2,000,000 i COMM Mortgage Trust 4 .703 08/10/47 1,985,010
Series - 2014 CR19 (Class B)
1,000,000 g,i COMM Mortgage Trust 4 .854 08/10/47 914,621
Series - 2014 CR19 (Class D)
4,115,000 i COMM Mortgage Trust 4 .477 07/10/48 3,964,464
Series - 2015 LC21 (Class B)
3,000,000 i COMM Mortgage Trust 3 .463 08/10/48 2,590,257
Series - 2015 CR24 (Class D)
3,970,000 i COMM Mortgage Trust 4 .679 08/10/48 3,824,250
Series - 2015 CR25 (Class B)
2,500,000 i COMM Mortgage Trust 4 .621 10/10/48 2,451,601
Series - 2015 CR26 (Class B)
751,162 i Connecticut Avenue Securities LIBOR 1 M + 2.600% 4 .224 05/25/24 748,286
Series - 2014 C02 (Class 1M2)
3,030,867 i Connecticut Avenue Securities LIBOR 1 M + 3.000% 4 .624 07/25/24 3,019,272
Series - 2014 C03 (Class 1M2)
10,000,000 g,i Connecticut Avenue Securities Trust 2 .476 10/25/41 9,275,245
Series - 2021 R01 (Class 1M2)
11,518,653 g,i Connecticut Avenue Securities Trust 1 .776 12/25/41 11,285,725
Series - 2021 R03 (Class 1M1)
2,523,039 g Credit Suisse Commercial Mortgage Trust 3 .304 09/15/37 2,360,284
Series - 2014 USA (Class A1)
4,150,000 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 2 .304 05/15/36 4,082,060
Series - 2019 ICE4 (Class A)
1,400,000 g CSMC 2 .816 08/15/37 1,287,254
Series - 2020 NET (Class B)
2,761,941 g CSMC Trust 1 .414 05/25/65 2,613,137
Series - 2020 NQM1 (Class A2)
38,635 Deutsche Mortgage Securities, Inc Mortgage Loan Trust
(Step Bond)
5 .940 07/25/34 37,253
Series - 2004 5 (Class A5B)
1,025,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 3 .443 11/15/38 968,688
Series - 2021 ELP (Class E)
9,448,126 g,i Freddie Mac STACR REMIC Trust 2 .576 01/25/34 9,109,996
Series - 2021 DNA5 (Class M2)
8,369,615 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 1 .349 02/25/42 8,177,396
Series - 2022 DNA2 (Class M1A)
1,050,000 g GS Mortgage Securities Corp II 3 .419 10/10/32 1,047,457
Series - 2017 SLP (Class A)
3,000,000 g GS Mortgage Securities Corp II 2 .954 11/05/34 2,976,482
Series - 2012 BWTR (Class A)
5,956,000 g GS Mortgage Securities Corp II 3 .682 02/10/46 5,898,615
Series - 2013 GC10 (Class B)
2,598,000 g,i GS Mortgage Securities Corp II 4 .543 02/10/46 2,336,836
Series - 2013 GC10 (Class D)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 2 .420 10/15/31 1,949,246
Series - 2018 HART (Class A)
1,321,000 g,i GS Mortgage Securities Trust 3 .349 07/10/52 1,263,451
Series - 2019 GC40 (Class DBA)

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 9,000,000 g,i GS Mortgage Securities Trust 3 .501% 07/10/52 $ 8,527,681
Series - 2019 GC40 (Class DBB)
5,000,000 g,i GS Mortgage Securities Trust 3 .668 07/10/52 4,661,582
Series - 2019 GC40 (Class DBC)
3,331,795 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 2,926,049
Series - 2020 PJ5 (Class A4)
344,641 IMC Home Equity Loan Trust (Step Bond) 5 .432 08/20/29 328,653
Series - 1998 3 (Class A7)
68,966 i Impac CMB Trust LIBOR 1 M + 0.660% 2 .284 03/25/35 66,751
Series - 2004 11 (Class 2A1)
4,724,484 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
LIBOR 1 M + 0.800% 2 .124 04/15/38 4,558,297
Series - 2021 MHC (Class A)
2,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 1,985,126
Series - 2013 C10 (Class AS)
600,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
4 .021 07/05/32 599,707
Series - 2012 HSBC (Class C)
3,843,000 i JP Morgan Chase Commercial Mortgage Securities
Trust
4 .212 01/15/46 3,779,357
Series - 2013 C13 (Class C)
1,504,240 g,i JP Morgan Chase Commercial Mortgage Securities
Trust
5 .013 02/15/46 1,442,056
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .870 08/15/49 2,170,383
Series - 2016 JP3 (Class A5)
74,993 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 2 .574 10/25/49 74,058
Series - 2019 INV1 (Class A11)
229,232 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 227,829
Series - 2014 C23 (Class ASB)
5,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .766 08/15/48 4,701,757
Series - 2015 C31 (Class C)
1,200,000 i JPMBB Commercial Mortgage Securities Trust 4 .766 08/15/48 1,148,971
Series - 2015 C31 (Class B)
4,000,000 g,i MHC Commercial Mortgage Trust LIBOR 1 M + 0.801% 2 .125 04/15/38 3,897,426
Series - 2021 MHC (Class A)
5,000,000 g,i MHC Commercial Mortgage Trust LIBOR 1 M + 1.101% 2 .425 04/15/38 4,777,049
Series - 2021 MHC (Class B)
1,831,647 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 1,778,846
Series - 2014 C19 (Class LNC1)
3,986,816 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 2 .702 11/15/23 3,765,163
Series - 2021 ILP (Class C)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,254,111
Series - 2019 PARK (Class E)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,280,176
Series - 2019 PARK (Class D)
7,530,000 g,i MTN Commercial Mortgage Trust 3 .174 03/15/39 7,266,772
Series - 2022 LPFL (Class B)
9,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 2 .824 07/15/36 9,356,943
Series - 2019 MILE (Class A)
7,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 3 .524 07/15/36 7,327,498
Series - 2019 MILE (Class C)
1,000,000 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 954,391
Series - 2020 2PAC (Class A)
362,620 g,i New Residential Mortgage Loan Trust 3 .750 11/25/54 350,769
Series - 2014 3A (Class AFX3)
594,923 g,i New Residential Mortgage Loan Trust 3 .750 03/25/56 575,855
Series - 2016 1A (Class A1)

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,024,344 g,i New Residential Mortgage Loan Trust 4 .000% 12/25/57 $ 996,150
Series - 2018 1A (Class A1A)
594,514 g,i New Residential Mortgage Loan Trust 4 .750 12/25/57 592,197
Series - 2018 5A (Class A1)
869,981 g,i OBX Trust LIBOR 1 M + 0.650% 2 .274 06/25/57 851,288
Series - 2018 1 (Class A2)
7,000,000 g,i OPG Trust LIBOR 1 M + 0.713% 0 .803 10/15/36 6,543,132
Series - 2021 PORT (Class B)
6,000,000 g,i OPG Trust LIBOR 1 M + 1.529% 2 .853 10/15/36 5,472,932
Series - 2021 PORT (Class E)
2,000,000 g,i PKHL Commercial Mortgage Trust LIBOR 1 M + 2.000% 3 .325 07/15/38 1,875,098
Series - 2021 MF (Class D)
2,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,956,842
Series - 2013 SMV (Class B)
7,886,000 g,i RLGH Trust LIBOR 1 M + 1.165% 2 .490 04/15/36 7,586,403
Series - 2021 TROT (Class B)
8,201 g,i Sequoia Mortgage Trust 3 .500 03/25/50 8,181
Series - 2020 2 (Class A4)
3,858,362 g,i SMR Mortgage Trust 3 .679 02/15/39 3,721,063
Series - 2022 IND (Class B)
2,000,000 g,i SREIT Trust LIBOR 1 M + 1.171% 2 .495 11/15/36 1,912,812
Series - 2021 MFP2 (Class B)
936,238 i Structured Adjustable Rate Mortgage Loan Trust LIBOR 1 M + 0.370% 1 .994 07/25/34 920,752
Series - 2004 9XS (Class A)
4,078,282 g Verus Securitization Trust 2 .417 01/25/60 4,001,795
Series - 2020 1 (Class A1)
3,843,220 g Verus Securitization Trust 2 .724 01/25/60 3,767,040
Series - 2020 1 (Class A3)
1,816,026 g Verus Securitization Trust 2 .321 05/25/65 1,737,744
Series - 2020 4 (Class A3)
8,612,252 g,i Verus Securitization Trust 2 .240 10/25/66 7,616,952
Series - 2021 7 (Class A3)
1,274,000 Wells Fargo Commercial Mortgage Trust 3 .539 10/15/45 1,272,642
Series - 2012 LC5 (Class AS)
1,482,000 Wells Fargo Commercial Mortgage Trust 4 .142 10/15/45 1,480,227
Series - 2012 LC5 (Class B)
896,000 g,i Wells Fargo Commercial Mortgage Trust 4 .869 10/15/45 887,808
Series - 2012 LC5 (Class D)
1,000,000 i WFRBS 3 .910 05/15/45 972,012
Series - 2013 C13 (Class C)
3,000,000 i WFRBS Commercial Mortgage Trust 4 .315 03/15/45 2,964,444
Series - 2013 C11 (Class C)
530,000 i WFRBS Commercial Mortgage Trust 4 .153 08/15/46 527,930
Series - 2013 C15 (Class A4)
2,500,000 i WFRBS Commercial Mortgage Trust 4 .204 11/15/47 2,316,067
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 284,416,416
TOTAL STRUCTURED ASSETS 450,554,620
(Cost $480,238,303)
TOTAL BONDS 1,839,215,961
(Cost $1,920,700,019)

Portfolio of investments (unaudited)
Short-Term Bond Fund June 30, 2022

TIAA-CREF Funds
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 6.5%
REPURCHASE AGREEMENT - 2 .5%
$ 47,710,000 r Fixed Income Clearing Corp (FICC) 1 .450% 07/01/22 $ 47,710,000
TOTAL REPURCHASE AGREEMENT 47,710,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4 .0%
75,223,943 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 75,223,943
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 75,223,943
TOTAL SHORT-TERM INVESTMENTS 122,933,943
(Cost $122,933,943)
TOTAL INVESTMENTS - 105.3% 2,000,100,245
(Cost $2,082,998,300)
OTHER ASSETS & LIABILITIES, NET - (5.3)% (101,473,223)
NET ASSETS - 100.0% $ 1,898,627,022
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
†
Security is categorized as Level 3 in the fair value hierarchy.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $73,606,104.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $665,543,661 or 35.1% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $47,710,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 10/15/25, valued at $48,664,281.
Futures contracts outstanding as of June 30, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
CBOT 10 Year US Treasury Note (531) 09/21/22  $ (63,847,539) $ (62,940,094)  $ 907,446
Ultra 10-Year US Treasury Note Futures (170) 09/21/22 (22,018,536) (21,653,750) 364,786
CBOT 5 Year US Treasury Note (234) 09/30/22 (26,572,590) (26,266,500) 306,090
CBOT US Long Bond Future (38) 09/21/22 (5,345,783) (5,267,750) 78,033
Total (973)  $ (117,784,448)  $ (116,128,094) $ 1,656,355

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.3%
CORPORATE BONDS - 24.4%
AUTOMOBILES & COMPONENTS - 0 .1%
$ 400,000 Aptiv plc 2 .396% 02/18/25 $ 382,000
200,000 General Motors Co 5 .400 10/02/23 202,988
1,000,000 Honda Motor Co Ltd 2 .271 03/10/25 961,923
TOTAL AUTOMOBILES & COMPONENTS 1,546,911
BANKS - 6 .5%
1,000,000 Asian Development Bank 1 .625 03/15/24 976,190
1,500,000 Asian Development Bank 2 .875 05/06/25 1,490,490
200,000 Banco Bilbao Vizcaya Argentaria S.A. 0 .875 09/18/23 192,916
400,000 Banco Santander S.A. 3 .125 02/23/23 398,324
200,000 Banco Santander S.A. 3 .848 04/12/23 199,820
200,000 Banco Santander S.A. 3 .892 05/24/24 198,952
1,000,000 Banco Santander S.A. 0 .701 06/30/24 963,298
600,000 Banco Santander S.A. 3 .496 03/24/25 586,086
500,000 Bank of America Corp 1 .486 05/19/24 488,624
500,000 Bank of America Corp 0 .523 06/14/24 481,921
1,200,000 Bank of America Corp 3 .864 07/23/24 1,194,730
700,000 Bank of America Corp 4 .200 08/26/24 701,339
1,250,000 Bank of America Corp 0 .810 10/24/24 1,191,313
1,000,000 Bank of America Corp 1 .843 02/04/25 963,960
1,000,000 Bank of America Corp 3 .458 03/15/25 985,573
1,000,000 Bank of America Corp 0 .976 04/22/25 940,570
500,000 Bank of America Corp 3 .841 04/25/25 497,460
750,000 Bank of America Corp 0 .981 09/25/25 693,893
1,000,000 Bank of America Corp 2 .456 10/22/25 952,504
2,500,000 Bank of America Corp 1 .530 12/06/25 2,326,113
500,000 Bank of America Corp 3 .384 04/02/26 484,652
250,000 Bank of Montreal 0 .450 12/08/23 240,115
1,500,000 Bank of Montreal 0 .625 07/09/24 1,410,927
1,000,000 Bank of Montreal 4 .338 10/05/28 998,786
500,000 Bank of New York Mellon Corp 3 .350 04/25/25 494,277
250,000 Bank of New York Mellon Corp 3 .430 06/13/25 247,988
500,000 Bank of Nova Scotia 0 .700 04/15/24 474,060
200,000 Bank of Nova Scotia 4 .650 N/A‡ 174,197
1,000,000 Barclays plc 4 .375 09/11/24 995,017
500,000 Barclays plc 1 .007 12/10/24 474,542
750,000 Barclays plc 3 .650 03/16/25 732,783
1,000,000 BBVA USA 3 .875 04/10/25 991,538
750,000 Canadian Imperial Bank of Commerce 1 .000 10/18/24 699,886
1,250,000 Citigroup, Inc 1 .678 05/15/24 1,224,848
1,000,000 Citigroup, Inc 4 .000 08/05/24 997,104
1,000,000 Citigroup, Inc 0 .981 05/01/25 936,829
1,000,000 Citigroup, Inc 4 .140 05/24/25 995,915
600,000 Citigroup, Inc 1 .281 11/03/25 557,087
1,500,000 Citigroup, Inc 2 .014 01/25/26 1,405,211
750,000 Citigroup, Inc 3 .290 03/17/26 725,092
300,000 Comerica, Inc 3 .700 07/31/23 299,801
500,000 Discover Bank 3 .350 02/06/23 500,018
300,000 Discover Bank 2 .450 09/12/24 288,514
250,000 Discover Bank 4 .682 08/09/28 243,038
300,000 Fifth Third Bancorp 1 .625 05/05/23 295,493
1,000,000 Fifth Third Bancorp 3 .650 01/25/24 995,768
250,000 First Horizon National Corp 3 .550 05/26/23 249,036
250,000 First Republic Bank 1 .912 02/12/24 247,088
175,000 FNB Corp 2 .200 02/24/23 173,036
380,000 HSBC Holdings plc 3 .033 11/22/23 378,279

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 HSBC Holdings plc 4 .250% 03/14/24 $ 497,621
800,000 HSBC Holdings plc 3 .950 05/18/24 796,345
800,000 HSBC Holdings plc 0 .732 08/17/24 766,960
1,000,000 HSBC Holdings plc 1 .162 11/22/24 954,694
650,000 HSBC Holdings plc 0 .976 05/24/25 606,077
250,000 HSBC Holdings plc 4 .180 12/09/25 246,028
1,000,000 HSBC Holdings plc 2 .999 03/10/26 951,840
750,000 HSBC USA, Inc 3 .750 05/24/24 745,592
300,000 Huntington Bancshares, Inc 2 .625 08/06/24 291,317
1,000,000 Huntington National Bank 4 .008 05/16/25 998,808
300,000 Industrial & Commercial Bank of China Ltd 2 .957 11/08/22 299,724
400,000 ING Groep NV 4 .100 10/02/23 401,066
500,000 h Inter-American Development Bank 3 .250 07/01/24 500,734
1,000,000 JPMorgan Chase & Co 0 .697 03/16/24 978,141
1,000,000 JPMorgan Chase & Co 3 .559 04/23/24 996,926
500,000 JPMorgan Chase & Co 1 .514 06/01/24 487,404
700,000 JPMorgan Chase & Co 3 .797 07/23/24 697,394
750,000 JPMorgan Chase & Co 3 .875 09/10/24 748,527
500,000 JPMorgan Chase & Co 0 .653 09/16/24 479,189
750,000 JPMorgan Chase & Co 4 .023 12/05/24 747,429
300,000 JPMorgan Chase & Co 0 .563 02/16/25 282,549
1,000,000 JPMorgan Chase & Co 0 .824 06/01/25 934,503
250,000 JPMorgan Chase & Co 3 .845 06/14/25 247,536
1,000,000 JPMorgan Chase & Co 0 .969 06/23/25 934,799
500,000 JPMorgan Chase & Co 0 .768 08/09/25 463,734
500,000 JPMorgan Chase & Co 2 .301 10/15/25 476,102
1,500,000 JPMorgan Chase & Co 1 .561 12/10/25 1,401,341
1,000,000 JPMorgan Chase & Co 2 .595 02/24/26 950,440
1,000,000 JPMorgan Chase & Co 4 .080 04/26/26 987,527
250,000 KeyCorp 3 .878 05/23/25 248,149
300,000 Lloyds Banking Group plc 4 .050 08/16/23 300,732
300,000 Lloyds Banking Group plc 2 .907 11/07/23 298,959
1,000,000 Lloyds Banking Group plc 0 .695 05/11/24 970,724
500,000 Mitsubishi UFJ Financial Group, Inc 3 .407 03/07/24 496,059
600,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 569,443
1,500,000 Mitsubishi UFJ Financial Group, Inc 0 .953 07/19/25 1,399,692
750,000 Mitsubishi UFJ Financial Group, Inc 3 .837 04/17/26 739,619
300,000 Mizuho Financial Group, Inc 2 .839 07/16/25 290,390
1,000,000 e Mizuho Financial Group, Inc 2 .651 05/22/26 948,238
1,000,000 National Australia Bank Ltd 3 .500 06/09/25 991,114
500,000 National Bank of Canada 3 .750 06/09/25 496,294
1,250,000 NatWest Group plc 2 .359 05/22/24 1,227,586
500,000 Nordic Investment Bank 2 .625 04/04/25 493,695
500,000 PNC Financial Services Group, Inc 3 .500 01/23/24 500,070
1,000,000 Royal Bank of Canada 0 .650 07/29/24 939,621
500,000 Royal Bank of Canada 0 .750 10/07/24 466,901
1,000,000 Royal Bank of Scotland Group plc 4 .519 06/25/24 997,431
500,000 Royal Bank of Scotland Group plc 4 .269 03/22/25 494,859
200,000 Santander Holdings USA, Inc 3 .400 01/18/23 199,705
250,000 Santander Holdings USA, Inc 4 .260 06/09/25 246,970
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 140,667
450,000 Santander UK Group Holdings plc 4 .796 11/15/24 450,013
1,000,000 Santander UK Group Holdings plc 1 .089 03/15/25 933,664
1,500,000 State Street Corp 1 .746 02/06/26 1,415,943
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 952,239
300,000 Sumitomo Mitsui Financial Group, Inc 2 .696 07/16/24 291,737
500,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 481,531
1,000,000 Toronto-Dominion Bank 0 .550 03/04/24 951,684
1,000,000 Toronto-Dominion Bank 0 .700 09/10/24 938,629
500,000 Toronto-Dominion Bank 1 .250 12/13/24 471,792

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Truist Bank 2 .636% 09/17/29 $ 950,947
750,000 Truist Financial Corp 3 .750 12/06/23 754,471
1,000,000 US Bancorp 2 .400 07/30/24 975,411
500,000 US Bank NA 3 .400 07/24/23 499,579
1,250,000 Wells Fargo & Co 4 .480 01/16/24 1,264,985
400,000 Wells Fargo & Co 1 .654 06/02/24 390,666
1,000,000 Wells Fargo & Co 0 .805 05/19/25 936,362
500,000 Wells Fargo & Co 2 .406 10/30/25 476,002
1,000,000 Wells Fargo & Co 2 .164 02/11/26 939,865
1,000,000 Wells Fargo & Co 3 .908 04/25/26 983,485
1,000,000 Wells Fargo & Co 2 .188 04/30/26 935,552
1,000,000 Westpac Banking Corp 1 .019 11/18/24 938,086
750,000 e Westpac Banking Corp 3 .735 08/26/25 747,370
TOTAL BANKS 86,362,279
CAPITAL GOODS - 1 .4%
300,000 Air Lease Corp 3 .875 07/03/23 297,352
750,000 Air Lease Corp 0 .700 02/15/24 708,056
1,000,000 Air Lease Corp 0 .800 08/18/24 915,690
800,000 Boeing Co 4 .508 05/01/23 801,885
500,000 Boeing Co 1 .950 02/01/24 483,850
1,250,000 Boeing Co 1 .433 02/04/24 1,194,037
1,000,000 Carlisle Cos, Inc 0 .550 09/01/23 964,490
500,000 Caterpillar Financial Services Corp 0 .950 01/10/24 482,859
1,000,000 Caterpillar Financial Services Corp 0 .450 05/17/24 947,313
750,000 Caterpillar Financial Services Corp 0 .600 09/13/24 705,665
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 997,423
100,000 CNH Industrial Capital LLC 1 .950 07/02/23 97,733
200,000 CNH Industrial Capital LLC 4 .200 01/15/24 200,134
750,000 CNH Industrial Capital LLC 3 .950 05/23/25 742,063
200,000 CNH Industrial NV 4 .500 08/15/23 201,677
460,000 General Dynamics Corp 3 .375 05/15/23 462,820
500,000 Huntington Ingalls Industries, Inc 0 .670 08/16/23 482,091
500,000 John Deere Capital Corp 0 .900 01/10/24 482,634
1,000,000 John Deere Capital Corp 0 .450 01/17/24 958,901
1,000,000 e John Deere Capital Corp 0 .450 06/07/24 944,824
500,000 John Deere Capital Corp 0 .625 09/10/24 470,264
500,000 John Deere Capital Corp 1 .250 01/10/25 474,133
750,000 e John Deere Capital Corp 2 .125 03/07/25 724,178
500,000 John Deere Capital Corp 3 .400 06/06/25 497,770
300,000 Lennox International, Inc 3 .000 11/15/23 296,805
250,000 Parker-Hannifin Corp 3 .650 06/15/24 248,308
750,000 Quanta Services, Inc 0 .950 10/01/24 693,641
1,000,000 Stanley Black & Decker, Inc 2 .300 02/24/25 967,801
500,000 Teledyne Technologies, Inc 0 .650 04/01/23 488,622
500,000 Teledyne Technologies, Inc 0 .950 04/01/24 472,802
200,000 Wabtec Corp 4 .400 03/15/24 200,342
TOTAL CAPITAL GOODS 18,606,163
COMMERCIAL & PROFESSIONAL SERVICES - 0 .4%
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,494,715
1,500,000 European Investment Bank 2 .750 08/15/25 1,484,190
500,000 International Bank for Reconstruction & Development 2 .250 03/28/24 493,239
1,500,000 International Bank for Reconstruction & Development 0 .750 03/11/25 1,409,333
100,000 Leidos, Inc 2 .950 05/15/23 99,030
200,000 Leidos, Inc 3 .625 05/15/25 195,774
200,000 RELX Capital, Inc 3 .500 03/16/23 199,727
164,000 Republic Services, Inc 4 .750 05/15/23 165,005

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 300,000 Republic Services, Inc 2 .500% 08/15/24 $ 290,480
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,831,493
CONSUMER DURABLES & APPAREL - 0 .0%
250,000 Brunswick Corp 0 .850 08/18/24 231,033
500,000 Lennar Corp 4 .875 12/15/23 502,747
TOTAL CONSUMER DURABLES & APPAREL 733,780
CONSUMER SERVICES - 0 .2%
1,250,000 Cintas Corp No 2 3 .450 05/01/25 1,245,767
500,000 CommonSpirit Health 2 .760 10/01/24 486,836
100,000 Hyatt Hotels Corp 1 .300 10/01/23 96,837
250,000 Hyatt Hotels Corp 1 .800 10/01/24 236,303
500,000 Marriott International, Inc 3 .600 04/15/24 495,353
TOTAL CONSUMER SERVICES 2,561,096
DIVERSIFIED FINANCIALS - 5 .2%
250,000 AerCap Ireland Capital DAC 4 .500 09/15/23 248,804
1,000,000 AerCap Ireland Capital DAC 1 .150 10/29/23 952,823
500,000 AerCap Ireland Capital DAC 3 .150 02/15/24 483,892
300,000 AerCap Ireland Capital DAC 2 .875 08/14/24 285,779
500,000 AerCap Ireland Capital DAC 1 .650 10/29/24 461,666
500,000 AerCap Ireland Capital DAC 1 .750 10/29/24 461,349
750,000 h African Development Bank 3 .375 07/07/25 753,931
200,000 Ally Financial, Inc 3 .050 06/05/23 197,859
800,000 Ally Financial, Inc 1 .450 10/02/23 773,296
550,000 American Express Co 3 .375 05/03/24 546,042
600,000 American Express Co 2 .500 07/30/24 583,763
1,500,000 American Express Co 2 .250 03/04/25 1,440,997
750,000 American Honda Finance Corp 0 .550 07/12/24 704,393
1,000,000 American Honda Finance Corp 0 .750 08/09/24 940,519
500,000 American Honda Finance Corp 1 .500 01/13/25 474,469
300,000 Ares Capital Corp 3 .500 02/10/23 298,657
500,000 e Bank of Montreal 2 .150 03/08/24 488,964
500,000 Bank of Montreal 1 .500 01/10/25 471,860
250,000 Bank of Montreal 3 .700 06/07/25 247,786
750,000 Bank of New York Mellon Corp 0 .350 12/07/23 722,469
1,000,000 Bank of New York Mellon Corp 0 .500 04/26/24 949,413
750,000 e Bank of New York Mellon Corp 0 .850 10/25/24 706,100
1,000,000 Bank of Nova Scotia 0 .650 07/31/24 937,439
500,000 Bank of Nova Scotia 1 .450 01/10/25 473,177
750,000 Bank of Nova Scotia 3 .450 04/11/25 740,100
1,000,000 Canadian Imperial Bank of Commerce 3 .300 04/07/25 980,722
750,000 Capital One Financial Corp 3 .300 10/30/24 731,679
1,000,000 Capital One Financial Corp 4 .166 05/09/25 985,356
1,000,000 Capital One Financial Corp 2 .636 03/03/26 944,170
200,000 Celanese US Holdings LLC 3 .500 05/08/24 197,577
1,000,000 Charles Schwab Corp 0 .750 03/18/24 959,100
1,000,000 Cooperatieve Rabobank UA 1 .375 01/10/25 940,702
750,000 Credit Suisse AG. 0 .495 02/02/24 706,928
500,000 Credit Suisse AG. 3 .700 02/21/25 488,205
1,000,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 968,639
1,000,000 Deutsche Bank AG. 0 .962 11/08/23 958,063
600,000 Deutsche Bank AG. 0 .898 05/28/24 562,123
300,000 Deutsche Bank AG. 2 .222 09/18/24 289,232
1,000,000 Deutsche Bank AG. 1 .447 04/01/25 934,456
500,000 Deutsche Bank AG. 4 .162 05/13/25 495,461
1,000,000 European Bank for Reconstruction & Development 0 .500 05/19/25 927,835
500,000 FS KKR Capital Corp 1 .650 10/12/24 444,805
1,000,000 General Motors Financial Co, Inc 1 .700 08/18/23 974,982

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 General Motors Financial Co, Inc 1 .050% 03/08/24 $ 947,998
400,000 General Motors Financial Co, Inc 1 .200 10/15/24 371,964
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 954,347
750,000 General Motors Financial Co, Inc 3 .800 04/07/25 731,180
709,000 Goldman Sachs Group, Inc 3 .200 02/23/23 709,247
750,000 Goldman Sachs Group, Inc 0 .523 03/08/23 735,345
1,000,000 Goldman Sachs Group, Inc 1 .217 12/06/23 963,405
750,000 Goldman Sachs Group, Inc 0 .673 03/08/24 732,724
750,000 Goldman Sachs Group, Inc 3 .000 03/15/24 739,982
1,000,000 Goldman Sachs Group, Inc 0 .657 09/10/24 956,756
500,000 Goldman Sachs Group, Inc 0 .925 10/21/24 478,128
1,000,000 Goldman Sachs Group, Inc 1 .757 01/24/25 961,310
1,000,000 Goldman Sachs Group, Inc 3 .272 09/29/25 971,569
500,000 ING Groep NV 3 .869 03/28/26 489,958
1,500,000 Intercontinental Exchange, Inc 3 .650 05/23/25 1,488,920
750,000 J Paul Getty Trust 0 .391 01/01/24 720,075
3,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 2,864,808
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .125 06/10/25 2,992,917
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 973,557
500,000 Morgan Stanley 0 .731 04/05/24 487,436
1,500,000 Morgan Stanley 0 .791 01/22/25 1,417,913
750,000 Morgan Stanley 3 .620 04/17/25 740,397
1,000,000 Morgan Stanley 0 .790 05/30/25 930,916
2,250,000 Morgan Stanley 1 .164 10/21/25 2,084,561
1,000,000 Morgan Stanley 2 .630 02/18/26 954,040
1,000,000 National Rural Utilities Cooperative Finance Corp 0 .350 02/08/24 951,825
500,000 National Rural Utilities Cooperative Finance Corp 1 .000 10/18/24 469,607
500,000 National Rural Utilities Cooperative Finance Corp 1 .875 02/07/25 477,732
500,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 496,782
750,000 h Nomura Holdings, Inc 5 .099 07/03/25 753,258
750,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 708,920
1,000,000 Oesterreichische Kontrollbank AG. 2 .875 05/23/25 992,510
250,000 PACCAR Financial Corp 3 .150 06/13/24 248,937
300,000 PACCAR Financial Corp 0 .500 08/09/24 282,222
750,000 PACCAR Financial Corp 0 .900 11/08/24 708,042
300,000 PACCAR Financial Corp 2 .850 04/07/25 294,032
1,000,000 Royal Bank of Canada 1 .600 01/21/25 946,541
1,000,000 Royal Bank of Canada 3 .375 04/14/25 986,750
160,000 Shire Acquisitions Investments Ireland DAC 2 .875 09/23/23 158,209
500,000 Synchrony Financial 4 .375 03/19/24 496,956
500,000 Synchrony Financial 4 .875 06/13/25 494,404
500,000 e Toronto-Dominion Bank 1 .450 01/10/25 472,779
750,000 Toronto-Dominion Bank 3 .766 06/06/25 745,742
500,000 Toyota Motor Credit Corp 2 .500 03/22/24 492,308
1,000,000 Toyota Motor Credit Corp 0 .500 06/18/24 943,824
750,000 Toyota Motor Credit Corp 0 .625 09/13/24 704,626
500,000 Toyota Motor Credit Corp 1 .450 01/13/25 473,836
750,000 Toyota Motor Credit Corp 3 .950 06/30/25 752,691
200,000 Unilever Capital Corp 3 .125 03/22/23 200,478
300,000 Unilever Capital Corp 0 .375 09/14/23 290,556
TOTAL DIVERSIFIED FINANCIALS 69,778,602
ENERGY - 1 .3%
1,000,000 Baker Hughes Holdings LLC 1 .231 12/15/23 970,817
200,000 Canadian Natural Resources Ltd 3 .800 04/15/24 198,611
750,000 e ConocoPhillips Co 2 .125 03/08/24 735,229
750,000 ConocoPhillips Co 2 .400 03/07/25 723,822
500,000 g Coterra Energy, Inc 4 .375 06/01/24 499,759
200,000 Enable Midstream Partners LP 3 .900 05/15/24 198,447
500,000 Enbridge, Inc 0 .550 10/04/23 481,498

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 800,000 Energy Transfer Operating LP 4 .250% 03/15/23 $ 799,587
200,000 Energy Transfer Operating LP 4 .200 09/15/23 200,297
500,000 Energy Transfer Operating LP 5 .875 01/15/24 509,812
200,000 Energy Transfer Operating LP 4 .500 04/15/24 200,091
300,000 Enterprise Products Operating LLC 3 .350 03/15/23 299,227
500,000 EQT Corp 6 .625 02/01/25 514,365
1,000,000 Equinor ASA 3 .700 03/01/24 1,004,343
375,000 Exxon Mobil Corp 1 .902 08/16/22 374,506
600,000 Exxon Mobil Corp 1 .571 04/15/23 594,023
600,000 Exxon Mobil Corp 2 .709 03/06/25 586,865
750,000 Kinder Morgan Energy Partners LP 4 .250 09/01/24 750,400
300,000 MPLX LP 3 .375 03/15/23 299,164
750,000 MPLX LP 4 .000 02/15/25 739,990
500,000 ONEOK, Inc 2 .750 09/01/24 483,473
325,000 Phillips 66 0 .900 02/15/24 309,475
300,000 Plains All American Pipeline LP 3 .850 10/15/23 298,269
500,000 Sabine Pass Liquefaction LLC 5 .750 05/15/24 509,920
750,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 764,928
400,000 Schlumberger Investment S.A. 3 .650 12/01/23 401,346
500,000 Shell International Finance BV 0 .375 09/15/23 484,063
500,000 Spectra Energy Partners LP 4 .750 03/15/24 503,951
300,000 Total Capital Canada Ltd 2 .750 07/15/23 297,809
500,000 Total Capital International S.A. 3 .700 01/15/24 501,466
250,000 TransCanada PipeLines Ltd 3 .750 10/16/23 250,264
750,000 TransCanada PipeLines Ltd 1 .000 10/12/24 699,557
750,000 Williams Cos, Inc 4 .550 06/24/24 755,942
300,000 Williams Partners LP 4 .500 11/15/23 302,084
TOTAL ENERGY 17,243,400
FOOD & STAPLES RETAILING - 0 .1%
300,000 CVS Health Corp 4 .100 03/25/25 301,935
1,000,000 Walgreens Boots Alliance, Inc 0 .950 11/17/23 967,182
260,000 Walmart, Inc 2 .350 12/15/22 259,825
300,000 Walmart, Inc 3 .400 06/26/23 300,877
TOTAL FOOD & STAPLES RETAILING 1,829,819
FOOD, BEVERAGE & TOBACCO - 0 .7%
600,000 Altria Group, Inc 2 .350 05/06/25 566,521
600,000 BAT Capital Corp 3 .222 08/15/24 583,204
500,000 BAT Capital Corp 2 .789 09/06/24 483,761
500,000 Campbell Soup Co 3 .650 03/15/23 500,976
131,000 ConAgra Brands, Inc 3 .200 01/25/23 130,889
250,000 ConAgra Brands, Inc 0 .500 08/11/23 240,971
1,000,000 Constellation Brands, Inc 3 .600 05/09/24 996,277
500,000 Constellation Brands, Inc 4 .750 11/15/24 506,886
500,000 Diageo Capital plc 2 .125 10/24/24 482,311
300,000 General Mills, Inc 4 .000 04/17/25 299,764
1,000,000 Hormel Foods Corp 0 .650 06/03/24 954,177
300,000 JM Smucker Co 3 .500 03/15/25 296,471
1,000,000 Keurig Dr Pepper, Inc 0 .750 03/15/24 950,926
700,000 Mondelez International, Inc 2 .125 03/17/24 682,290
500,000 PepsiCo, Inc 0 .400 10/07/23 485,031
750,000 Philip Morris International, Inc 1 .500 05/01/25 703,392
200,000 Reynolds American, Inc 4 .850 09/15/23 201,982
TOTAL FOOD, BEVERAGE & TOBACCO 9,065,829
HEALTH CARE EQUIPMENT & SERVICES - 0 .8%
500,000 Abbott Laboratories 3 .400 11/30/23 501,146
500,000 AmerisourceBergen Corp 3 .400 05/15/24 496,001
500,000 Anthem, Inc 0 .450 03/15/23 489,655

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,000,000 Anthem, Inc 3 .500% 08/15/24 $ 996,406
750,000 Baxter International, Inc 0 .868 12/01/23 719,716
750,000 Baxter International, Inc 1 .322 11/29/24 704,077
516,000 Cigna Corp 3 .750 07/15/23 517,120
200,000 Cigna Corp 0 .613 03/15/24 190,461
400,000 Cigna Corp 3 .250 04/15/25 392,195
500,000 CVS Health Corp 2 .625 08/15/24 488,812
1,000,000 HCA, Inc 5 .000 03/15/24 1,004,505
700,000 Humana, Inc 0 .650 08/03/23 677,210
750,000 Laboratory Corp of America Holdings 3 .600 02/01/25 738,910
300,000 Quest Diagnostics, Inc 3 .500 03/30/25 295,357
1,500,000 UnitedHealth Group, Inc 0 .550 05/15/24 1,427,748
575,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 541,294
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,180,613
INSURANCE - 0 .3%
500,000 Aetna, Inc 2 .800 06/15/23 493,798
200,000 Allstate Corp 5 .750 08/15/53 175,250
300,000 Brown & Brown, Inc 4 .200 09/15/24 298,964
500,000 g Corebridge Financial, Inc 3 .500 04/04/25 485,792
1,000,000 g Jackson Financial, Inc 1 .125 11/22/23 961,046
500,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 493,516
1,000,000 MetLife, Inc 3 .000 03/01/25 981,015
300,000 Prudential Financial, Inc 5 .875 09/15/42 294,525
500,000 Prudential Financial, Inc 5 .625 06/15/43 487,475
TOTAL INSURANCE 4,671,381
MATERIALS - 0 .5%
1,500,000 Amcor Flexibles North America, Inc 4 .000 05/17/25 1,483,466
750,000 Avery Dennison Corp 0 .850 08/15/24 707,633
325,000 Berry Global, Inc 0 .950 02/15/24 307,842
200,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 198,400
1,000,000 Ecolab, Inc 0 .900 12/15/23 968,300
285,000 LyondellBasell Industries NV 5 .750 04/15/24 291,520
300,000 Mosaic Co 4 .250 11/15/23 302,086
250,000 e Nucor Corp 3 .950 05/23/25 248,598
300,000 Nutrien Ltd 1 .900 05/13/23 295,199
300,000 PPG Industries, Inc 2 .400 08/15/24 291,921
1,000,000 Sonoco Products Co 1 .800 02/01/25 938,579
200,000 Westlake Chemical Corp 0 .875 08/15/24 190,880
TOTAL MATERIALS 6,224,424
MEDIA & ENTERTAINMENT - 0 .8%
1,000,000 Asian Infrastructure Investment Bank 3 .375 06/29/25 1,000,510
750,000 AstraZeneca Finance LLC 0 .700 05/28/24 710,708
200,000 e Baidu, Inc 3 .500 11/28/22 200,326
300,000 Baidu, Inc 3 .875 09/29/23 301,014
500,000 g Blackstone Private Credit Fund 1 .750 09/15/24 461,905
750,000 g Blackstone Private Credit Fund 2 .350 11/22/24 689,409
500,000 g Blackstone Private Credit Fund 2 .700 01/15/25 456,232
500,000 g Blackstone Private Credit Fund 4 .700 03/24/25 480,325
250,000 Blackstone Secured Lending Fund 3 .650 07/14/23 244,993
750,000 Charter Communications Operating LLC 4 .500 02/01/24 754,438
1,000,000 Comcast Corp 3 .700 04/15/24 1,002,393
750,000 Fox Corp 4 .030 01/25/24 750,065
500,000 g GSK Consumer Healthcare Capital US LLC 3 .024 03/24/24 492,525
750,000 g Magallanes, Inc 3 .428 03/15/24 735,249
500,000 g Magallanes, Inc 3 .528 03/15/24 489,593
525,000 g Magallanes, Inc 3 .638 03/15/25 508,468
500,000 e,g Magallanes, Inc 3 .788 03/15/25 484,650

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 500,000 g OWL Rock Core Income Corp 5 .500% 03/21/25 $ 480,015
200,000 Time Warner Entertainment Co LP 8 .375 03/15/23 205,801
500,000 Walt Disney Co 1 .750 08/30/24 481,847
TOTAL MEDIA & ENTERTAINMENT 10,930,466
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .9%
750,000 AbbVie, Inc 2 .300 11/21/22 748,508
300,000 AbbVie, Inc 3 .750 11/14/23 300,781
750,000 AbbVie, Inc 3 .850 06/15/24 749,367
1,500,000 AbbVie, Inc 3 .800 03/15/25 1,487,992
500,000 AbbVie, Inc 3 .600 05/14/25 491,869
750,000 Amgen, Inc 1 .900 02/21/25 715,712
500,000 Bristol-Myers Squibb Co 2 .900 07/26/24 495,226
206,000 Gilead Sciences, Inc 0 .750 09/29/23 199,336
750,000 Gilead Sciences, Inc 3 .700 04/01/24 750,630
500,000 Gilead Sciences, Inc 3 .500 02/01/25 493,985
375,000 GlaxoSmithKline Capital plc 0 .534 10/01/23 362,287
500,000 GlaxoSmithKline Capital, Inc 3 .375 05/15/23 502,169
500,000 Illumina, Inc 0 .550 03/23/23 489,485
28,000 Johnson & Johnson 2 .050 03/01/23 27,854
1,000,000 Merck & Co, Inc 2 .750 02/10/25 988,050
750,000 PerkinElmer, Inc 0 .850 09/15/24 694,153
500,000 Pfizer, Inc 3 .400 05/15/24 500,717
500,000 Royalty Pharma plc 0 .750 09/02/23 481,466
300,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 302,244
750,000 Thermo Fisher Scientific, Inc 1 .215 10/18/24 710,541
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,492,372
REAL ESTATE - 0 .6%
300,000 American Tower Corp 3 .500 01/31/23 299,909
750,000 American Tower Corp 0 .600 01/15/24 712,088
500,000 Boston Properties LP 3 .200 01/15/25 487,667
300,000 Crown Castle International Corp 3 .150 07/15/23 296,737
500,000 Crown Castle International Corp 3 .200 09/01/24 489,677
750,000 Essex Portfolio LP 3 .500 04/01/25 734,000
500,000 GLP Capital LP 3 .350 09/01/24 477,823
42,000 Omega Healthcare Investors, Inc 4 .375 08/01/23 42,129
500,000 Omega Healthcare Investors, Inc 4 .500 01/15/25 495,553
500,000 Realty Income Corp 3 .875 04/15/25 496,295
500,000 Simon Property Group LP 2 .000 09/13/24 478,117
500,000 Simon Property Group LP 3 .375 10/01/24 493,104
200,000 SL Green Operating Partnership LP 3 .250 10/15/22 199,498
500,000 Ventas Realty LP 2 .650 01/15/25 478,171
1,500,000 VICI Properties LP 4 .375 05/15/25 1,465,019
TOTAL REAL ESTATE 7,645,787
RETAILING - 0 .5%
700,000 Alibaba Group Holding Ltd 3 .600 11/28/24 695,705
750,000 Amazon.com, Inc 2 .730 04/13/24 744,187
1,000,000 Amazon.com, Inc 0 .450 05/12/24 950,796
750,000 Amazon.com, Inc 3 .000 04/13/25 742,384
300,000 AutoZone, Inc 3 .125 07/15/23 298,783
400,000 Chevron USA, Inc 0 .426 08/11/23 388,789
500,000 Chevron USA, Inc 3 .900 11/15/24 505,809
225,000 Genuine Parts Co 1 .750 02/01/25 211,988
500,000 g GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 486,927
200,000 g HF Sinclair Corp 2 .625 10/01/23 194,223
500,000 Home Depot, Inc 2 .700 04/15/25 490,581

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 500,000 Lowe's Cos, Inc 3 .125% 09/15/24 $ 494,706
TOTAL RETAILING 6,204,878
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .3%
250,000 Analog Devices, Inc 2 .950 04/01/25 244,896
500,000 Broadcom, Inc 3 .625 10/15/24 494,996
800,000 Intel Corp 3 .400 03/25/25 798,700
200,000 Microchip Technology, Inc 4 .333 06/01/23 200,107
1,000,000 NVIDIA Corp 0 .584 06/14/24 949,274
1,000,000 Skyworks Solutions, Inc 0 .900 06/01/23 966,512
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,654,485
SOFTWARE & SERVICES - 1 .1%
100,000 Adobe, Inc 1 .700 02/01/23 99,346
750,000 Fidelity National Information Services, Inc 0 .600 03/01/24 709,867
250,000 Fiserv, Inc 3 .800 10/01/23 250,121
750,000 Fiserv, Inc 2 .750 07/01/24 731,575
300,000 Global Payments, Inc 4 .000 06/01/23 299,482
1,000,000 Global Payments, Inc 1 .500 11/15/24 938,753
1,500,000 International Business Machines Corp 3 .000 05/15/24 1,487,986
360,000 Microsoft Corp 2 .650 11/03/22 360,252
1,000,000 Microsoft Corp 2 .375 05/01/23 996,739
475,000 Oracle Corp 2 .625 02/15/23 473,045
500,000 Oracle Corp 3 .625 07/15/23 498,467
1,250,000 e Oracle Corp 3 .400 07/08/24 1,232,148
1,700,000 Oracle Corp 2 .950 05/15/25 1,627,239
1,500,000 salesforce.com, Inc 0 .625 07/15/24 1,419,413
750,000 Take-Two Interactive Software, Inc 3 .300 03/28/24 739,997
750,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 737,690
1,000,000 VMware, Inc 0 .600 08/15/23 966,468
575,000 VMware, Inc 1 .000 08/15/24 537,876
TOTAL SOFTWARE & SERVICES 14,106,464
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .4%
2,000,000 Apple, Inc 2 .500 02/09/25 1,961,159
500,000 Arrow Electronics, Inc 4 .000 04/01/25 497,039
400,000 Dell International LLC 5 .450 06/15/23 404,041
400,000 Hewlett Packard Enterprise Co 4 .450 10/02/23 404,001
500,000 Hewlett Packard Enterprise Co 1 .450 04/01/24 479,870
500,000 NXP BV 4 .875 03/01/24 504,864
500,000 QUALCOMM, Inc 3 .450 05/20/25 497,338
1,000,000 g SYNNEX Corp 1 .250 08/09/24 933,301
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,681,613
TELECOMMUNICATION SERVICES - 0 .4%
1,000,000 AT&T, Inc 0 .900 03/25/24 953,460
500,000 Bell Canada 0 .750 03/17/24 476,154
500,000 British Telecommunications plc 4 .500 12/04/23 502,306
1,000,000 g Rogers Communications, Inc 2 .950 03/15/25 966,024
1,000,000 T-Mobile USA, Inc 3 .500 04/15/25 978,040
1,000,000 Verizon Communications, Inc 3 .376 02/15/25 992,549
TOTAL TELECOMMUNICATION SERVICES 4,868,533
TRANSPORTATION - 0 .3%
500,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 498,680
1,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 940,703
300,000 Ryder System, Inc 3 .750 06/09/23 299,239
500,000 Ryder System, Inc 2 .500 09/01/24 482,375
450,000 Southwest Airlines Co 4 .750 05/04/23 453,557
500,000 Union Pacific Corp 3 .250 01/15/25 495,415

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 300,000 United Parcel Service, Inc 2 .500% 04/01/23 $ 299,153
TOTAL TRANSPORTATION 3,469,122
UTILITIES - 1 .6%
750,000 American Electric Power Co, Inc 0 .750 11/01/23 721,323
750,000 American Electric Power Co, Inc 2 .031 03/15/24 725,541
200,000 Baltimore Gas & Electric Co 3 .350 07/01/23 199,388
350,000 Berkshire Hathaway Energy Co 2 .800 01/15/23 349,565
1,000,000 Berkshire Hathaway Energy Co 4 .050 04/15/25 1,006,110
500,000 Black Hills Corp 1 .037 08/23/24 467,478
500,000 CenterPoint Energy Resources Corp 0 .700 03/02/23 489,648
250,000 Citizens Bank NA 4 .119 05/23/25 249,019
500,000 Consolidated Edison, Inc 0 .650 12/01/23 480,808
1,000,000 Duke Energy Corp 3 .750 04/15/24 998,945
1,000,000 Emera US Finance LP 0 .833 06/15/24 933,692
725,000 Enbridge, Inc 2 .500 02/14/25 695,939
453,000 Entergy Louisiana LLC 0 .620 11/17/23 436,380
500,000 Entergy Louisiana LLC 0 .950 10/01/24 469,532
500,000 Eversource Energy 4 .200 06/27/24 501,469
1,000,000 NextEra Energy Capital Holdings, Inc 0 .650 03/01/23 982,829
250,000 NextEra Energy Capital Holdings, Inc 4 .200 06/20/24 251,177
500,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 503,459
250,000 OGE Energy Corp 0 .703 05/26/23 243,614
750,000 Oklahoma Gas and Electric Co 0 .553 05/26/23 728,761
500,000 ONE Gas, Inc 1 .100 03/11/24 476,297
750,000 Pacific Gas and Electric Co 1 .367 03/10/23 738,487
200,000 Pacific Gas and Electric Co 4 .250 08/01/23 198,873
1,000,000 Pacific Gas and Electric Co 1 .700 11/15/23 963,694
750,000 Pacific Gas and Electric Co 3 .250 02/16/24 730,479
250,000 Pacific Gas and Electric Co 4 .950 06/08/25 245,127
1,000,000 Public Service Enterprise Group, Inc 0 .841 11/08/23 959,318
750,000 g Qorvo, Inc 1 .750 12/15/24 700,590
500,000 Sempra Energy 3 .300 04/01/25 488,484
1,000,000 Southern California Edison Co 1 .100 04/01/24 951,296
500,000 Southern California Edison Co 0 .975 08/01/24 471,382
250,000 Southern California Edison Co 4 .200 06/01/25 251,579
1,000,000 Southern Co 0 .600 02/26/24 946,404
1,000,000 Southern Co 4 .475 08/01/24 1,003,815
200,000 Virginia Electric & Power Co 2 .750 03/15/23 198,677
500,000 WEC Energy Group, Inc 0 .550 09/15/23 483,016
500,000 WEC Energy Group, Inc 0 .800 03/15/24 474,795
350,000 Xcel Energy, Inc 0 .500 10/15/23 336,778
TOTAL UTILITIES 22,053,768
TOTAL CORPORATE BONDS 324,743,278
(Cost $337,256,801)
GOVERNMENT BONDS - 74.9%
AGENCY SECURITIES - 2 .9%
2,000,000 Federal Farm Credit Bank (FFCB) 0 .125 04/13/23 1,958,860
800,000 FFCB 0 .125 05/10/23 781,562
330,000 FFCB 0 .250 02/26/24 316,233
750,000 FFCB 1 .125 01/06/25 715,885
1,000,000 FFCB 1 .750 02/14/25 967,099
1,500,000 Federal Farm Credit Banks Funding Corp 0 .500 12/01/23 1,449,791
3,000,000 Federal Farm Credit Banks Funding Corp 2 .625 05/16/24 2,980,261
1,000,000 Federal Farm Credit Banks Funding Corp 0 .875 11/18/24 950,149
1,850,000 Federal Home Loan Bank (FHLB) 0 .500 11/09/23 1,789,416
1,000,000 FHLB 0 .500 04/14/25 932,210

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 4,000,000 Federal Home Loan Banks 2 .125% 02/28/24 $ 3,945,686
3,000,000 Federal Home Loan Banks 2 .750 06/28/24 2,982,637
2,000,000 Federal Home Loan Banks 0 .750 12/13/24 1,892,921
2,000,000 Federal Home Loan Banks 1 .000 12/20/24 1,900,619
2,500,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 04/20/23 2,450,318
1,000,000 FHLMC 0 .250 06/26/23 973,281
1,500,000 FHLMC 0 .250 08/24/23 1,454,562
650,000 FHLMC 0 .250 09/08/23 629,827
750,000 FHLMC 0 .125 10/16/23 723,428
1,000,000 FHLMC 0 .250 11/06/23 964,648
945,000 FHLMC 0 .250 12/04/23 909,269
3,000,000 FHLMC 1 .500 02/12/25 2,883,741
750,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 730,120
500,000 FNMA 0 .250 11/27/23 481,775
2,000,000 FNMA 1 .625 01/07/25 1,931,171
1,000,000 FNMA 0 .625 04/22/25 935,104
TOTAL AGENCY SECURITIES 38,630,573
FOREIGN GOVERNMENT BONDS - 5 .0%
1,250,000 Asian Development Bank 1 .625 01/24/23 1,241,186
1,750,000 Asian Development Bank 0 .250 07/14/23 1,699,775
500,000 Asian Development Bank 0 .250 10/06/23 483,182
1,500,000 Asian Development Bank 0 .375 06/11/24 1,422,858
2,220,000 Asian Development Bank 0 .625 10/08/24 2,102,362
750,000 Asian Infrastructure Investment Bank 0 .250 09/29/23 725,081
1,300,000 Asian Infrastructure Investment Bank 0 .500 10/30/24 1,222,417
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,856,803
300,000 Chile Government International Bond 2 .250 10/30/22 299,094
500,000 Corp Andina de Fomento 2 .375 05/12/23 496,527
675,000 Corp Andina de Fomento 1 .250 10/26/24 640,504
500,000 Council of Europe Development Bank 0 .250 06/10/23 486,880
500,000 Council Of Europe Development Bank 0 .250 10/20/23 482,075
1,000,000 European Bank for Reconstruction & Development 0 .250 07/10/23 973,270
1,360,000 European Investment Bank 0 .250 09/15/23 1,314,576
1,500,000 European Investment Bank 3 .250 01/29/24 1,504,800
2,000,000 European Investment Bank 0 .375 07/24/24 1,893,460
1,000,000 e European Investment Bank 2 .500 10/15/24 987,820
1,000,000 e Export-Import Bank of Korea 0 .375 02/09/24 954,939
750,000 Export-Import Bank of Korea 0 .625 06/29/24 710,756
500,000 Export-Import Bank of Korea 1 .250 01/18/25 472,675
500,000 FMS Wertmanagement AoeR 2 .750 03/06/23 499,643
500,000 FMS Wertmanagement AoeR 2 .750 01/30/24 497,841
300,000 Indonesia Government International Bond 2 .950 01/11/23 299,976
1,100,000 Inter-American Development Bank 2 .500 01/18/23 1,099,131
1,500,000 Inter-American Development Bank 0 .250 11/15/23 1,447,207
1,000,000 Inter-American Development Bank 2 .625 01/16/24 993,220
1,500,000 Inter-American Development Bank 0 .500 09/23/24 1,417,527
2,000,000 Inter-American Development Bank 2 .125 01/15/25 1,951,607
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 983,477
1,000,000 International Bank for Reconstruction & Development 1 .875 06/19/23 989,956
1,250,000 International Bank for Reconstruction & Development 0 .250 11/24/23 1,204,784
1,500,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,452,025
2,000,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,973,224
1,500,000 International Bank for Reconstruction & Development 0 .625 04/22/25 1,399,851
500,000 International Finance Corp 2 .875 07/31/23 499,936
500,000 Israel Government International Bond 3 .150 06/30/23 497,487
200,000 Japan Bank for International Cooperation 1 .625 10/17/22 199,578
450,000 Japan Bank for International Cooperation 1 .750 01/23/23 448,024
800,000 Japan Bank for International Cooperation 0 .625 05/22/23 783,845
500,000 Japan Bank for International Cooperation 3 .250 07/20/23 501,007

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 300,000 Japan Bank for International Cooperation 0 .375% 09/15/23 $ 290,476
700,000 Japan Bank for International Cooperation 3 .375 10/31/23 703,488
1,050,000 Japan Bank for International Cooperation 0 .500 04/15/24 1,001,590
1,000,000 Japan Bank for International Cooperation 1 .750 10/17/24 968,501
400,000 Japan Bank for International Cooperation 2 .875 04/14/25 395,744
550,000 Korea Development Bank 0 .500 10/27/23 530,294
500,000 Korea Development Bank 0 .400 03/09/24 475,690
500,000 Korea Development Bank 0 .400 06/19/24 472,745
1,000,000 Korea Development Bank 2 .000 02/24/25 959,885
500,000 Korea Government International Bond 3 .875 09/11/23 504,560
500,000 Kreditanstalt fuer Wiederaufbau 0 .250 10/19/23 482,860
1,400,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 1,335,593
1,500,000 Kreditanstalt fuer Wiederaufbau 0 .500 09/20/24 1,418,505
1,500,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,392,450
1,000,000 Nordic Investment Bank 0 .375 09/20/24 942,740
300,000 Panama Government International Bond 3 .750 03/16/25 296,166
1,000,000 Poland Government International Bond 4 .000 01/22/24 998,566
500,000 Province of Alberta Canada 3 .350 11/01/23 501,855
1,250,000 Province of Alberta Canada 2 .950 01/23/24 1,246,187
750,000 Province of Alberta Canada 1 .875 11/13/24 728,212
500,000 Province of British Columbia Canada 1 .750 09/27/24 485,187
600,000 Province of Ontario Canada 3 .400 10/17/23 602,086
1,000,000 Province of Ontario Canada 3 .050 01/29/24 998,853
1,000,000 Province of Quebec Canada 2 .875 10/16/24 994,750
750,000 Province of Quebec Canada 1 .500 02/11/25 718,670
1,000,000 Republic of Italy Government International Bond 6 .875 09/27/23 1,037,442
1,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 945,067
300,000 Republic of Italy Government International Bond 2 .375 10/17/24 290,113
1,000,000 Svensk Exportkredit AB 0 .750 04/06/23 983,223
1,000,000 Svensk Exportkredit AB 0 .500 11/10/23 966,942
500,000 Svensk Exportkredit AB 0 .375 03/11/24 476,376
925,000 Svensk Exportkredit AB 0 .625 10/07/24 874,252
TOTAL FOREIGN GOVERNMENT BONDS 66,129,454
MUNICIPAL BONDS - 0 .0%
280,000 Port Authority of New York & New Jersey 1 .086 07/01/23 274,811
TOTAL MUNICIPAL BONDS 274,811
U.S. TREASURY SECURITIES - 67 .0%
16,500,000 United States Treasury Note 0 .125 08/15/23 15,979,219
4,250,000 United States Treasury Note 0 .125 08/31/23 4,111,709
6,750,000 United States Treasury Note 0 .125 09/15/23 6,523,506
10,500,000 United States Treasury Note 0 .250 09/30/23 10,153,828
33,750,000 United States Treasury Note 0 .125 10/15/23 32,537,109
6,750,000 United States Treasury Note 0 .375 10/31/23 6,523,242
46,250,000 United States Treasury Note 0 .250 11/15/23 44,569,824
21,000,000 United States Treasury Note 0 .500 11/30/23 20,286,328
33,250,000 United States Treasury Note 0 .125 12/15/23 31,904,414
17,200,000 United States Treasury Note 0 .750 12/31/23 16,639,656
16,600,000 United States Treasury Note 0 .125 01/15/24 15,889,961
14,000,000 United States Treasury Note 0 .875 01/31/24 13,547,187
48,243,000 United States Treasury Note 0 .125 02/15/24 46,092,795
22,250,000 United States Treasury Note 1 .500 02/29/24 21,725,908
42,000,000 United States Treasury Note 0 .250 03/15/24 40,101,797
18,000,000 United States Treasury Note 2 .250 03/31/24 17,773,594
34,000,000 United States Treasury Note 0 .375 04/15/24 32,456,719
10,000,000 United States Treasury Note 2 .625 04/30/24 9,912,891
33,000,000 United States Treasury Note 0 .250 05/15/24 31,364,180
13,400,000 e United States Treasury Note 2 .500 05/31/24 13,279,086
41,000,000 United States Treasury Note 0 .250 06/15/24 38,879,531

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 16,000,000 United States Treasury Note 3 .000% 06/30/24 $ 16,008,125
35,000,000 United States Treasury Note 0 .375 07/15/24 33,198,047
53,000,000 United States Treasury Note 0 .375 08/15/24 50,136,758
32,500,000 United States Treasury Note 0 .375 09/15/24 30,674,414
30,000,000 United States Treasury Note 0 .625 10/15/24 28,423,828
44,500,000 United States Treasury Note 0 .750 11/15/24 42,195,039
44,500,000 United States Treasury Note 1 .000 12/15/24 42,377,559
26,500,000 United States Treasury Note 1 .125 01/15/25 25,272,305
22,000,000 United States Treasury Note 1 .500 02/15/25 21,144,062
43,000,000 United States Treasury Note 1 .750 03/15/25 41,570,586
14,000,000 United States Treasury Note 2 .625 04/15/25 13,847,969
35,000,000 United States Treasury Note 2 .750 05/15/25 34,732,031
34,000,000 United States Treasury Note 2 .875 06/15/25 33,864,531
5,000,000 United States Treasury Note 0 .250 08/31/25 4,578,125
4,000,000 United States Treasury Note 0 .250 09/30/25 3,654,531
TOTAL U.S. TREASURY SECURITIES 891,930,394
TOTAL GOVERNMENT BONDS 996,965,232
(Cost $1,033,952,485)
STRUCTURED ASSETS - 0.0%
ASSET BACKED - 0 .0%
200,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 193,321
Series - 2019 1 (Class AA)
TOTAL ASSET BACKED 193,321
TOTAL STRUCTURED ASSETS 193,321
(Cost $209,838)
TOTAL BONDS 1,321,901,831
(Cost $1,371,419,124)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 2.1%
REPURCHASE AGREEMENT - 0 .7%
$ 8,740,000 r Fixed Income Clearing Corp (FICC) 1 .450 07/01/22 8,740,000
TOTAL REPURCHASE AGREEMENT 8,740,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .4%
18,459,186 c State Street Navigator Securities Lending Government
Money Market Portfolio
1 .540 18,459,186
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 18,459,186
TOTAL SHORT-TERM INVESTMENTS 27,199,186
(Cost $27,199,186)
TOTAL INVESTMENTS - 101.4% 1,349,101,017
(Cost $1,398,618,310)
OTHER ASSETS & LIABILITIES, NET - (1.4)% (18,432,031)
NET ASSETS - 100.0% $ 1,330,668,986

Portfolio of investments (unaudited)
Short-Term Bond Index Fund June 30, 2022

TIAA-CREF Funds
concluded
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,316,167.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/22, the aggregate value of these securities is $10,506,033 or 0.8% of net assets.
h
All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 1.450% dated 6/30/22 to be repurchased at $8,740,000 on 7/1/22, collateralized by Government Agency Securities, with coupon rates 0.500%–1.625% and maturity dates 2/15/26–2/28/26, valued at $8,914,876.

TIAA-CREF FUNDS - Notes to schedules of investments (unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements.
Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds’ investments as of June 30, 2022, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities
Common stocks $3,347,357,700 $18,729,629 $— $3,366,087,329
Short-term investments — 69,054,117 — 69,054,117
Total $3,347,357,700 $87,783,746 $— $3,435,141,446
1 1 1 1 1
Bond Index
Corporate bonds $— $4,914,671,995 $364,346 $4,915,036,341
Government bonds — 14,408,356,080 — 14,408,356,080
Structured assets — 491,684,763 — 491,684,763
Short-term investments 100,376,877 208,261,941 — 308,638,818
Total $100,376,877 $20,022,974,779 $364,346 $20,123,716,002
1 1 1 1 1
Core Bond
Bank loan obligations $— $109,382,706 $336,375 $109,719,081
Corporate bonds — 3,450,865,191 5,717,341 3,456,582,532
Government bonds — 4,378,680,132 6,321,486 4,385,001,618
Structured assets — 1,555,491,787 8,270,954 1,563,762,741
Common stocks — 398,885 — 398,885
Preferred stocks 10,220,000 — — 10,220,000
Short-term investments 318,304,489 853,910,994 — 1,172,215,483
Total $328,524,489 $10,348,729,695 $20,646,156 $10,697,900,340
1 1 1 1 1
Core Impact Bond
Bank loan obligations $— $37,308,733 $23,567 $37,332,300
Corporate bonds — 2,324,979,955 — 2,324,979,955
Government bonds — 3,042,181,242 4,373,245 3,046,554,487
Structured assets — 821,131,463 2,592,782 823,724,245
Preferred stocks 44,025,490 — — 44,025,490
Short-term investments 97,857,092 256,361,109 — 354,218,201
Total $141,882,582 $6,481,962,502 $6,989,594 $6,630,834,678
1 1 1 1 1

TIAA-CREF FUNDS - Notes to schedules of investments (unaudited)
Fund Level 1 Level 2 Level 3 Total
Core Plus Bond
Bank loan obligations $— $76,088,592 $224,250 $76,312,842
Corporate bonds — 1,793,526,473 4,531,374 1,798,057,847
Government bonds — 1,800,714,311 4,300,730 1,805,015,041
Structured assets — 861,685,986 7,697,153 869,383,139
Common stocks — 471,039 15 471,054
Preferred stocks 8,845,081 — — 8,845,081
Short-term investments 79,711,075 386,163,520 — 465,874,595
Total $88,556,156 $4,918,649,921 $16,753,522 $5,023,959,599
1 1 1 1 1
5-15 Year Laddered Tax-Exempt Bond
Long-term municipal bonds $ — $ 248,358,943 $ 335,050 $ 248,693,993
Total $— $248,358,943 $335,050 $248,693,993
1 1 1 1 1
Green Bond
Bank loan obligations $— $1,869,559 $— $1,869,559
Corporate bonds — 48,194,332 — 48,194,332
Government bonds — 20,547,290 — 20,547,290
Structured assets — 21,149,176 225,299 21,374,475
Preferred stocks 1,074,680 — — 1,074,680
Short-term investments 1,177,859 3,710,000 — 4,887,859
Total $2,252,539 $95,470,357 $225,299 $97,948,195
1 1 1 1 1
High-Yield
Bank loan obligations $— $206,290,060 $— $206,290,060
Corporate bonds — 2,165,112,710 — 2,165,112,710
Common stocks — — 80 80
Short-term investments 46,729,240 20,274,345 — 67,003,585
Total $46,729,240 $2,391,677,115 $80 $2,438,406,435
1 1 1 1 1
Inflation-Linked Bond
Government bonds $— $2,807,365,104 $— $2,807,365,104
Short-term investments — 14,295,000 — 14,295,000
Futures contracts** 210,261 — — 210,261
Total $210,261 $2,821,660,104 $— $2,821,870,365
1 1 1 1 1
Short Duration Impact Bond
Bank loan obligations $— $1,869,558 $— $1,869,558
Corporate bonds — 12,107,315 — 12,107,315
Government bonds — 20,494,737 — 20,494,737
Structured assets — 10,729,093 — 10,729,093
Short-term investments 6,205,752 4,565,000 — 10,770,752
Total $6,205,752 $49,765,703 $— $55,971,455
1 1 1 1 1
Short-Term Bond
Bank loan obligations $— $37,950,341 $— $37,950,341
Corporate bonds — 639,367,872 — 639,367,872
Government bonds — 758,403,465 — 758,403,465
Structured assets — 441,444,623 1 441,444,624
Short-term investments 75,223,943 47,710,000 — 122,933,943
Futures contracts** 1,656,355 — — 1,656,355
Total $76,880,298 $1,924,876,301 $1 $2,001,756,600
1 1 1 1 1
Short-Term Bond Index
Corporate bonds $— $324,743,278 $— $324,743,278
Government bonds — 996,965,232 — 996,965,232
Structured assets — 193,321 — 193,321
Short-term investments 18,459,186 8,740,000 — 27,199,186
Total $18,459,186 $1,330,641,831 $— $1,349,101,017
1 1 1 1 1
** Derivative instruments are not reflected in the market value of portfolio investments.
A12451-C (8/22)